                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-08839
                  ---------------------------------------------


                              SPDR(R) SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                          STATE STREET FINANCIAL CENTER
                               ONE LINCOLN STREET
                           BOSTON, MASSACHUSETTS 02111
--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)


(Name and Address of Agent for Service)              Copy to:

Ryan M. Louvar, Esq.                                 W. John McGuire, Esq.
Vice President and Senior Counsel                    Morgan, Lewis & Bockius LLP
State Street Bank and Trust Company                  1111 Pennsylvania Ave., NW
One Lincoln Street/CPH 0326                          Washington, DC 20004
Boston, MA 02111


Registrant's telephone number, including area code:  (866) 787-2257
                                                     --------------
Date of fiscal year end:  June 30

Date of reporting period:  March 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

TABLE OF CONTENTS


SPDR(R) DOW JONES TOTAL MARKET ETF (TMW)..................................    1
SPDR DOW JONES LARGE CAP ETF (ELR)........................................   12
SPDR DOW JONES LARGE CAP GROWTH ETF (ELG).................................   21
SPDR DOW JONES LARGE CAP VALUE ETF (ELV)..................................   27
SPDR DOW JONES MID CAP ETF (EMM)..........................................   32
SPDR DOW JONES MID CAP GROWTH ETF (EMG)...................................   39
SPDR DOW JONES MID CAP VALUE ETF (EMV)....................................   43
SPDR DOW JONES SMALL CAP ETF (DSC)........................................   47
SPDR DOW JONES SMALL CAP GROWTH ETF (DSG).................................   65
SPDR DOW JONES SMALL CAP VALUE ETF (DSV)..................................   76
SPDR DJ GLOBAL TITANS ETF (DGT)...........................................   86
SPDR DOW JONES REIT ETF (RWR).............................................   88
SPDR KBW BANK ETF (KBE)...................................................   90
SPDR KBW CAPITAL MARKETS ETF (KCE)........................................   91
SPDR KBW INSURANCE ETF (KIE)..............................................   92
SPDR KBW MORTGAGE FINANCE(SM) ETF (KME)...................................   93
SPDR KBW REGIONAL BANKING(SM) ETF (KRE)...................................   94
SPDR MORGAN STANLEY TECHNOLOGY ETF (MTK)..................................   95
SPDR S&P(R) DIVIDEND ETF (SDY)............................................   96
SPDR S&P BIOTECH ETF (XBI)................................................   98
SPDR S&P HOMEBUILDERS ETF (XHB)...........................................   99
SPDR S&P METALS & MINING ETF (XME)........................................  100
SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF (XES).........................  101
SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF (XOP).....................  102
SPDR S&P PHARMACEUTICALS ETF (XPH)........................................  103
SPDR S&P RETAIL ETF (XRT).................................................  104
SPDR S&P SEMICONDUCTOR ETF (XSD)..........................................  105
SPDR WELLS FARGO(R) PREFERRED STOCK ETF (PSK).............................  106
SPDR BARCLAYS CAPITAL 1-3 MONTH T-BILL ETF (BIL)..........................  109
SPDR BARCLAYS CAPITAL TIPS ETF (IPE)......................................  110
SPDR BARCLAYS CAPITAL INTERMEDIATE TERM TREASURY ETF (ITE)................  111
SPDR BARCLAYS CAPITAL LONG TERM TREASURY ETF (TLO)........................  113
SPDR BARCLAYS CAPITAL INTERMEDIATE TERM CREDIT BOND ETF (ITR).............  114
SPDR BARCLAYS CAPITAL LONG TERM CREDIT BOND ETF (LWC).....................  119
SPDR BARCLAYS CAPITAL SHORT TERM CORPORATE BOND ETF (SCPB)................  123
SPDR BARCLAYS CAPITAL CONVERTIBLE SECURITIES ETF (CWB) (FORMERLY SPDR
  BARCLAYS CAPITAL CONVERTIBLE BOND ETF)..................................  129
SPDR BARCLAYS CAPITAL MORTGAGE BACKED BOND ETF (MBG)......................  132
SPDR BARCLAYS CAPITAL AGGREGATE BOND ETF (LAG)............................  133

SPDR NUVEEN BARCLAYS CAPITAL MUNICIPAL BOND ETF (TFI) (FORMERLY SPDR
  BARCLAYS CAPITAL MUNICIPAL BOND ETF)....................................  138
SPDR NUVEEN BARCLAYS CAPITAL CALIFORNIA MUNICIPAL BOND ETF (CXA) (FORMERLY
  SPDR BARCLAYS CAPITAL CALIFORNIA MUNICIPAL BOND ETF)....................  145
SPDR NUVEEN BARCLAYS CAPITAL NEW YORK MUNICIPAL BOND ETF (INY) (FORMERLY
  SPDR BARCLAYS CAPITAL NEW YORK MUNICIPAL BOND ETF)......................  147
SPDR NUVEEN BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF (SHM) (FORMERLY
  SPDR BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF)....................  149
SPDR NUVEEN S&P VRDO MUNICIPAL BOND ETF (VRD) (FORMERLY SPDR S&P VRDO
  MUNICIPAL BOND ETF).....................................................  156
SPDR DB INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF (WIP).......  158
SPDR BARCLAYS CAPITAL SHORT TERM INTERNATIONAL TREASURY BOND ETF (BWZ)....  160
SPDR BARCLAYS CAPITAL INTERNATIONAL TREASURY BOND ETF (BWX)...............  162
SPDR BARCLAYS CAPITAL HIGH YIELD BOND ETF (JNK)...........................  165
SPDR SERIES TRUST NOTES TO SCHEDULES OF INVESTMENTS.......................  169

SPDR DOW JONES TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.9%
AEROSPACE & DEFENSE -- 2.5%
BE Aerospace, Inc. (a)(b)...............       2,981   $     90,771
Boeing Co. (a)..........................      10,126        735,249
Ceradyne, Inc. (b)......................         515         11,685
General Dynamics Corp. .................       4,678        361,142
Goodrich Corp. .........................       2,804        197,738
Honeywell International, Inc. ..........      10,347        468,409
ITT Corp. ..............................       3,458        185,383
L-3 Communications Holdings, Inc. ......       2,133        195,447
Lockheed Martin Corp. ..................       4,813        400,538
Northrop Grumman Corp. .................       5,395        353,750
Precision Castparts Corp. ..............       1,824        231,119
Raytheon Co. ...........................       6,792        387,959
Rockwell Collins, Inc. (a)..............       3,378        211,429
Taser International, Inc. (b)...........         964          5,649
United Technologies Corp. ..............      12,985        955,826
                                                       ------------
                                                          4,792,094
                                                       ------------
AIR FREIGHT & LOGISTICS -- 0.8%
C.H. Robinson Worldwide, Inc. (a).......       2,452        136,944
Expeditors International
  Washington, Inc. .....................       3,490        128,851
FedEx Corp. ............................       4,433        414,042
Forward Air Corp. (a)...................       3,510         92,313
United Parcel Service, Inc. (Class B)...      11,435        736,529
UTI Worldwide, Inc. ....................       3,479         53,298
                                                       ------------
                                                          1,561,977
                                                       ------------
AIRLINES -- 0.2%
AMR Corp. (a)(b)........................       4,959         45,177
Continental Airlines, Inc. (Class
  B) (a)(b).............................       2,098         46,093
Delta Air Lines, Inc. (b)...............       9,138        133,323
JetBlue Airways Corp. (b)...............       5,166         28,826
Southwest Airlines Co. (a)..............      11,210        148,196
UAL Corp. (b)...........................       2,421         47,331
US Airways Group, Inc. (a)(b)...........       2,864         21,050
                                                       ------------
                                                            469,996
                                                       ------------
AUTO COMPONENTS -- 0.3%
BorgWarner, Inc. (a)(b).................       1,241         47,381
Gentex Corp. ...........................       5,474        106,305
Johnson Controls, Inc. .................      10,028        330,824
Modine Manufacturing Co. (a)(b).........       3,238         36,395
The Goodyear Tire & Rubber Co. (b)......       5,142         64,995
                                                       ------------
                                                            585,900
                                                       ------------
AUTOMOBILES -- 0.4%
Ford Motor Co. (a)(b)...................      46,033        578,635
Harley-Davidson, Inc. (a)...............       4,613        129,487
Thor Industries, Inc. (a)...............         537         16,222
                                                       ------------
                                                            724,344
                                                       ------------
BEVERAGES -- 2.0%
Central European Distribution
  Corp. (b).............................         703         24,612
Coca-Cola Enterprises, Inc. ............       5,865        162,226
Constellation Brands, Inc. (Class
  A) (b)................................       4,185         68,801
Dr. Pepper Snapple Group, Inc. .........       3,916        137,726
Hansen Natural Corp. (b)................       1,229         53,314
Molson Coors Brewing Co. (Class B)......       2,187         91,985
PepsiCo, Inc. ..........................      24,091      1,593,861
The Coca-Cola Co. ......................      31,144      1,712,920
                                                       ------------
                                                          3,845,445
                                                       ------------
BIOTECHNOLOGY -- 2.0%
Acorda Therapeutics, Inc. (a)(b)........       1,323         45,247
Alexion Pharmaceuticals, Inc. (b).......       1,254         68,180
Alkermes, Inc. (b)......................       2,456         31,854
Alnylam Pharmaceuticals, Inc. (a)(b)....       1,126         19,165
AMAG Pharmaceuticals, Inc. (a)(b).......         309         10,787
Amgen, Inc. (b).........................      15,936        952,335
Amylin Pharmaceuticals, Inc. (b)........       2,596         58,384
AVI BioPharma, Inc. (a)(b)..............       5,060          6,021
Biogen Idec, Inc. (b)...................       4,656        267,068
BioMarin Pharmaceutical, Inc. (a)(b)....       1,975         46,156
Celgene Corp. (b).......................       7,227        447,785
Cephalon, Inc. (a)(b)...................       1,363         92,384
Chelsea Therapeutics International,
  Inc. (a)(b)...........................       7,006         24,871
Cubist Pharmaceuticals, Inc. (a)(b).....       1,338         30,158
Dendreon Corp. (a)(b)...................       2,491         90,847
Facet Biotech Corp. (b).................       3,689         99,566
Genzyme Corp. (b).......................       3,925        203,433
Gilead Sciences, Inc. (b)...............      13,992        636,356
Human Genome Sciences, Inc. (b).........       6,627        200,135
InterMune, Inc. (b).....................         482         21,483
Isis Pharmaceuticals, Inc. (a)(b).......       2,142         23,391
Martek Biosciences Corp. (a)(b).........         995         22,397
Medivation, Inc. (a)(b).................       1,646         17,267
Myriad Genetics, Inc. (b)...............       1,440         34,632
Myriad Pharmaceuticals, Inc. (a)(b).....         360          1,627
Neurocrine Biosciences, Inc. (a)(b).....       2,012          5,131
Novavax, Inc. (a)(b)....................       3,694          8,533
Onyx Pharmaceuticals, Inc. (b)..........         951         28,796
OSI Pharmaceuticals, Inc. (a)(b)........       1,146         68,244
PDL BioPharma, Inc. (a).................       3,660         22,729
Pharmasset, Inc. (a)(b).................         381         10,211
SIGA Technologies, Inc. (a)(b)..........       8,171         54,174
Spectrum Pharmaceuticals, Inc. (a)(b)...       3,200         14,752
StemCells, Inc. (a)(b)..................       5,502          6,382
Vertex Pharmaceuticals, Inc. (a)(b).....       2,325         95,023
                                                       ------------
                                                          3,765,504
                                                       ------------
BUILDING PRODUCTS -- 0.1%
Masco Corp. (a).........................       6,126         95,075
Quanex Building Products Corp. (a)......         579          9,571
Simpson Manufacturing Co., Inc. (a).....       1,450         40,252
USG Corp. (a)(b)........................       1,088         18,670
                                                       ------------
                                                            163,568
                                                       ------------
CAPITAL MARKETS -- 2.4%
Affiliated Managers Group, Inc. (a)(b)..         690         54,510
Ameriprise Financial, Inc. .............       3,591        162,888
BlackRock, Inc. ........................         270         58,795
Diamond Hill Investment Group,
  Inc. (a)..............................         127          8,712
E*TRADE Financial Corp. (b).............       8,848         14,599
Eaton Vance Corp. (a)...................       1,967         65,973

SPDR DOW JONES TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Federated Investors, Inc. (Class B).....         921   $     24,296
Franklin Resources, Inc. ...............       2,304        255,514
International Assets Holding
  Corp. (a)(b)..........................       2,722         40,748
Invesco, Ltd. ..........................       6,688        146,534
Janus Capital Group, Inc. ..............       5,661         80,896
Jefferies Group, Inc. (a)...............       2,200         52,074
KBW, Inc. (b)...........................         798         21,466
Knight Capital Group, Inc. (Class
  A) (a)(b).............................         716         10,919
Legg Mason, Inc. (a)....................       3,328         95,414
Morgan Stanley..........................      17,427        510,437
Northern Trust Corp. ...................       3,440        190,094
Raymond James Financial, Inc. (a).......       1,689         45,164
SEI Investments Co. ....................       5,381        118,221
State Street Corp. (c)..................       7,364        332,411
T. Rowe Price Group, Inc. (a)...........       3,898        214,117
TD Ameritrade Holding Corp. (a)(b)......       4,087         77,898
The Bank of New York Mellon Corp. ......      16,959        523,694
The Charles Schwab Corp. ...............      15,013        280,593
The Goldman Sachs Group, Inc. ..........       6,551      1,117,797
Waddell & Reed Financial, Inc.
  (Class A).............................       3,008        108,408
                                                       ------------
                                                          4,612,172
                                                       ------------
CHEMICALS -- 1.9%
Air Products & Chemicals, Inc. .........       2,923        216,156
Airgas, Inc. ...........................       1,207         76,789
Ashland, Inc. ..........................       1,656         87,387
Cabot Corp. ............................       1,906         57,942
Calgon Carbon Corp. (a)(b)..............       1,637         28,025
Celanese Corp. (Series A)...............       2,788         88,798
CF Industries Holdings, Inc. ...........         954         86,986
E. I. du Pont de Nemours & Co. .........      13,787        513,428
Eastman Chemical Co. (a)................       2,056        130,926
Ecolab, Inc. ...........................       3,693        162,307
FMC Corp. ..............................       1,146         69,379
Monsanto Co. ...........................       8,367        597,571
Nalco Holding Co. ......................       3,424         83,306
PPG Industries, Inc. ...................       2,979        194,827
Praxair, Inc. ..........................       5,185        430,355
Sigma-Aldrich Corp. ....................       1,619         86,876
Terra Industries, Inc. .................       1,912         87,493
The Dow Chemical Co. ...................      15,482        457,803
The Mosaic Co. .........................       2,520        153,140
                                                       ------------
                                                          3,609,494
                                                       ------------
COMMERCIAL BANKS -- 3.1%
Arrow Financial Corp. (a)...............       4,209        113,180
Bank of Hawaii Corp. (a)................         781         35,106
BB&T Corp. (a)..........................       8,879        287,591
CapitalSource, Inc. ....................       1,664          9,302
Capitol Bancorp, Ltd. (a)(b)............       2,987          7,229
Cathay General Bancorp (a)..............       1,091         12,710
Centerstate Banks, Inc. (a).............       2,221         27,207
Citizens Republic Bancorp, Inc. (b).....       4,379          5,167
Columbia Banking System, Inc. (a).......       4,259         86,500
Comerica, Inc. .........................       1,997         75,966
CVB Financial Corp. (a).................       6,691         66,442
F.N.B. Corp. (a)........................       6,056         49,114
Farmers Capital Bank Corp. (a)..........       1,967         16,857
Fifth Third Bancorp (a).................       9,488        128,942
First Bancorp- North Carolina (a).......       2,502         33,827
First Commonwealth Financial Corp. (a)..       5,945         39,891
First Horizon National Corp. (a)(b).....       3,609         50,704
First Merchants Corp. (a)...............       4,786         33,311
Huntington Bancshares, Inc. (a).........       5,628         30,222
Independent Bank Corp.-
  Massachusetts (a).....................       3,309         81,600
Integra Bank Corp. (a)..................       3,121          1,935
International Bancshares Corp. (a)......       1,472         33,841
Keycorp (a).............................       5,528         42,842
Lakeland Financial Corp. (a)............       4,577         87,192
M&T Bank Corp. (a)......................       1,173         93,113
Marshall & Ilsley Corp. ................       3,247         26,138
National Penn Bancshares, Inc. .........       6,593         45,492
Old National Bancorp (a)................       1,276         15,248
PacWest Bancorp.........................       1,789         40,825
PNC Financial Services Group, Inc. .....       8,689        518,733
Popular, Inc. (b).......................       3,505         10,200
Regions Financial Corp. (a).............      11,604         91,091
Renasant Corp. (a)......................       5,578         90,252
Sandy Spring Bancorp, Inc. (a)..........       3,352         50,280
Simmons First National Corp. (a)........       3,429         94,537
StellarOne Corp. (a)....................       5,865         78,415
SunTrust Banks, Inc. (a)................       6,370        170,652
Susquehanna Bancshares, Inc. (a)........       5,765         56,555
Synovus Financial Corp. (a).............       1,414          4,652
Trustmark Corp. (a).....................       1,217         29,731
U.S. Bancorp............................      25,550        661,234
Umpqua Holdings Corp. (a)...............       5,103         67,666
United Bankshares, Inc. (a).............         939         24,621
United Community Banks, Inc. (b)........       3,746         16,520
Wells Fargo & Co. ......................      73,502      2,287,382
Zions Bancorporation (a)................       2,730         59,569
                                                       ------------
                                                          5,889,584
                                                       ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.7%
Avery Dennison Corp. (a)................       2,389         86,983
Cintas Corp. ...........................       3,275         91,995
Courier Corp. (a).......................       2,832         46,756
Covanta Holding Corp. (b)...............       2,325         38,734
Ennis, Inc. (a).........................       5,633         91,649
Herman Miller, Inc. (a).................       3,078         55,589
Iron Mountain, Inc. (a).................       4,088        112,011
Kimball International, Inc. (Class
  B) (a)................................       5,622         39,073
Pitney Bowes, Inc. (a)..................       3,948         96,529
R.R. Donnelley & Sons Co. ..............       5,005        106,857
Republic Services, Inc. ................       4,259        123,596
Stericycle, Inc. (a)(b).................       1,126         61,367
Waste Connections, Inc. (a)(b)..........       1,512         51,348
Waste Management, Inc. (a)..............       7,444        256,297
                                                       ------------
                                                          1,258,784
                                                       ------------
COMMUNICATIONS EQUIPMENT -- 2.5%
3Com Corp. (b)..........................      18,087        139,089
ADC Telecommunications, Inc. (a)(b).....       3,631         26,543
Arris Group, Inc. (b)...................       4,025         48,340

SPDR DOW JONES TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Aviat Networks, Inc. (a)(b).............         706   $      4,681
Brocade Communications Systems,
  Inc. (b)..............................       4,254         24,290
CIENA Corp. (b).........................       4,496         68,519
Cisco Systems, Inc. (b).................      87,574      2,279,551
CommScope, Inc. (a)(b)..................       1,900         53,238
Comtech Telecommunications
  Corp. (a)(b)..........................         810         25,912
EchoStar Corp. (Class A) (a)(b).........         969         19,651
Emulex Corp. (a)(b).....................         574          7,623
F5 Networks, Inc. (a)(b)................       1,530         94,110
Finisar Corp. (b).......................         729         11,453
Harmonic, Inc. (a)(b)...................       2,237         14,115
Harris Corp. ...........................       2,842        134,967
InterDigital, Inc. (a)(b)...............       1,199         33,404
JDS Uniphase Corp. (b)..................       5,020         62,901
Juniper Networks, Inc. (b)..............       9,089        278,850
Motorola, Inc. (b)......................      34,552        242,555
Palm, Inc. (a)(b).......................       2,997         11,269
Phazar Corp. (b)........................       1,359          5,314
Plantronics, Inc. (a)...................         781         24,430
Polycom, Inc. (a)(b)....................       1,821         55,686
QUALCOMM, Inc. .........................      24,775      1,040,302
Riverbed Technology, Inc. (a)(b)........       1,361         38,652
Tellabs, Inc. ..........................       9,979         75,541
                                                       ------------
                                                          4,820,986
                                                       ------------
COMPUTERS & PERIPHERALS -- 3.8%
Apple, Inc. (b).........................      13,529      3,178,368
Avid Technology, Inc. (b)...............       1,307         18,010
Dell, Inc. (b)..........................      27,088        406,591
EMC Corp. (b)...........................      30,999        559,222
Hewlett-Packard Co. ....................      37,124      1,973,141
Icad, Inc. (a)(b).......................       7,007         10,651
Lexmark International, Inc. (Class
  A) (b)................................       1,655         59,712
NCR Corp. (b)...........................       3,643         50,273
NetApp, Inc. (a)(b).....................       6,675        217,338
Novatel Wireless, Inc. (a)(b)...........       1,448          9,745
QLogic Corp. (b)........................       4,547         92,304
SanDisk Corp. (b).......................       5,391        186,690
Seagate Technology (b)..................       7,929        144,784
Teradata Corp. (b)......................       3,628        104,813
Western Digital Corp. (b)...............       4,543        177,132
                                                       ------------
                                                          7,188,774
                                                       ------------
CONSTRUCTION & ENGINEERING -- 0.3%
Aecom Technology Corp. (a)(b)...........       1,330         37,732
EMCOR Group, Inc. (a)(b)................       1,294         31,871
Fluor Corp. ............................       2,986        138,879
Jacobs Engineering Group, Inc. (a)(b)...       1,969         88,979
KBR, Inc. ..............................       2,442         54,115
Quanta Services, Inc. (a)(b)............       2,907         55,698
The Shaw Group, Inc. (b)................       1,404         48,326
URS Corp. (b)...........................       1,252         62,112
                                                       ------------
                                                            517,712
                                                       ------------
CONSTRUCTION MATERIALS -- 0.1%
Eagle Materials, Inc. (a)...............       1,296         34,396
Headwaters, Inc. (a)(b).................         579          2,657
Martin Marietta Materials, Inc. (a).....         923         77,117
Vulcan Materials Co. (a)................       1,828         86,355
                                                       ------------
                                                            200,525
                                                       ------------
CONSUMER FINANCE -- 0.7%
American Express Co. ...................      16,389        676,210
AmeriCredit Corp. (a)(b)................       3,660         86,962
Capital One Financial Corp. ............       6,945        287,592
Discover Financial Services.............       7,142        106,416
SLM Corp. (b)...........................       7,847         98,244
                                                       ------------
                                                          1,255,424
                                                       ------------
CONTAINERS & PACKAGING -- 0.2%
Crown Holdings, Inc. (b)................       4,065        109,593
Myers Industries, Inc. .................         530          5,554
Owens-Illinois, Inc. (b)................       3,345        118,881
Pactiv Corp. (b)........................       3,886         97,850
Sealed Air Corp. .......................       4,552         95,956
Temple-Inland, Inc. ....................       2,270         46,376
                                                       ------------
                                                            474,210
                                                       ------------
DISTRIBUTORS -- 0.1%
Genuine Parts Co. (a)...................       1,380         58,291
LKQ Corp. (b)...........................       2,832         57,490
                                                       ------------
                                                            115,781
                                                       ------------
DIVERSIFIED CONSUMER SERVICES -- 0.4%
Apollo Group, Inc. (b)..................       2,318        142,070
Capella Education Co. (a)(b)............         716         66,473
Career Education Corp. (a)(b)...........       2,545         80,524
Corinthian Colleges, Inc. (a)(b)........       1,955         34,388
DeVry, Inc. ............................         990         64,548
H&R Block, Inc. ........................       4,962         88,324
ITT Educational Services, Inc. (a)(b)...         797         89,647
Service Corp. International (a).........      10,579         97,115
Sotheby's (a)...........................       1,066         33,142
Strayer Education, Inc. (a).............         278         67,699
                                                       ------------
                                                            763,930
                                                       ------------
DIVERSIFIED FINANCIAL SERVICES -- 4.1%
Bank of America Corp. ..................     152,772      2,726,980
CIT Group, Inc. (b).....................       3,031        118,088
Citigroup, Inc. (b).....................     306,117      1,239,774
CME Group, Inc. ........................       1,052        332,548
Intercontinental Exchange, Inc. (b).....       1,276        143,142
JPMorgan Chase & Co. ...................      60,836      2,722,411
Leucadia National Corp. (b).............       3,908         96,957
Medallion Financial Corp. (a)...........       1,007          8,016
Moody's Corp. (a).......................       3,724        110,789
MSCI, Inc. (Class A) (b)................       1,637         59,096
NYSE Euronext...........................       4,884        144,615
PHH Corp. (a)(b)........................       1,053         24,819
The NASDAQ OMX Group, Inc. (b)..........       2,859         60,382
                                                       ------------
                                                          7,787,617
                                                       ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.2%
AT&T, Inc. .............................      88,380      2,283,739
CenturyTel, Inc. .......................       4,669        165,563
Cogent Communications Group, Inc. (b)...       2,722         28,336
Frontier Communications Corp. (a).......       9,376         69,758
Level 3 Communications, Inc. (a)(b).....      13,628         22,077

SPDR DOW JONES TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Qwest Communications International,
  Inc. (a)..............................      26,375   $    137,678
SureWest Communications (a)(b)..........       2,771         23,803
tw telecom, inc. (a)(b).................       3,635         65,975
Verizon Communications, Inc. ...........      41,802      1,296,698
Windstream Corp. (a)....................       8,161         88,873
                                                       ------------
                                                          4,182,500
                                                       ------------
ELECTRIC UTILITIES -- 1.6%
Allegheny Energy, Inc. .................       3,621         83,283
American Electric Power Co., Inc. ......       6,449        220,427
Central Vermont Public Service
  Corp. (a).............................       4,683         94,456
Duke Energy Corp. (a)...................      16,090        262,589
Edison International....................       5,245        179,222
Entergy Corp. ..........................       2,812        228,756
Exelon Corp. ...........................       9,998        438,012
FirstEnergy Corp. ......................       4,864        190,134
FPL Group, Inc. ........................       5,589        270,116
Maine & Maritimes Corp. (a).............         127          5,575
MGE Energy, Inc. (a)....................       3,280        115,981
Northeast Utilities.....................       2,264         62,577
Pepco Holdings, Inc. (a)................       6,507        111,595
Pinnacle West Capital Corp. ............       1,545         58,293
PNM Resources, Inc. (a).................       4,362         54,656
PPL Corp. ..............................       5,618        155,675
Progress Energy, Inc. (a)...............       3,059        120,402
Southern Co. ...........................      12,260        406,542
Unitil Corp. (a)........................       2,457         57,125
                                                       ------------
                                                          3,115,416
                                                       ------------
ELECTRICAL EQUIPMENT -- 0.7%
Capstone Turbine Corp. (a)(b)...........       8,171         10,377
Emerson Electric Co. ...................      11,782        593,106
Energy Conversion Devices, Inc. (a)(b)..       1,228          9,615
First Solar, Inc. (a)(b)................         852        104,498
General Cable Corp. (a)(b)..............       1,433         38,691
GrafTech International, Ltd. (b)........       2,665         36,431
Hubbell, Inc. (Class B).................       2,184        110,139
PowerSecure International, Inc. (a)(b)..       3,116         24,554
Rockwell Automation, Inc. (a)...........       2,783        156,850
Roper Industries, Inc. (a)..............       2,349        135,866
SunPower Corp. (Class A) (a)(b).........       2,260         42,714
                                                       ------------
                                                          1,262,841
                                                       ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS &
  COMPONENTS -- 1.0%
Agilent Technologies, Inc. (b)..........       6,683        229,828
Amphenol Corp. (Class A)................       3,694        155,850
Arrow Electronics, Inc. (b).............       3,553        107,052
Avnet, Inc. (b).........................       4,087        122,610
Benchmark Electronics, Inc. (b).........       3,006         62,345
Corning, Inc. ..........................      23,405        473,015
Dolby Laboratories, Inc. (Class
  A) (a)(b).............................       1,079         63,305
FLIR Systems, Inc. (b)..................       2,384         67,229
Itron, Inc. (b).........................         672         48,767
Jabil Circuit, Inc. ....................       4,016         65,019
L-1 Identity Solutions, Inc. (a)(b).....       2,269         20,262
Lightpath Technologies, Inc. (Class
  A) (a)(b).............................       7,978         17,312
Molex, Inc. (a).........................       3,814         79,560
National Instruments Corp. (a)..........       1,497         49,925
Sanmina-SCI Corp. (a)(b)................       2,430         40,095
Tech Data Corp. (b).....................       2,698        113,046
Trimble Navigation, Ltd. (a)(b).........       3,746        107,585
Vishay Intertechnology, Inc. (b)........       5,698         58,291
                                                       ------------
                                                          1,881,096
                                                       ------------
ENERGY EQUIPMENT & SERVICES -- 1.8%
Baker Hughes, Inc. (a)..................       5,094        238,603
BJ Services Co. ........................       5,559        118,962
Cameron International Corp. (b).........       3,578        153,353
Diamond Offshore Drilling, Inc. (a).....         781         69,361
Exterran Holdings, Inc. (a)(b)..........       1,824         44,086
FMC Technologies, Inc. (b)..............       2,054        132,750
Halliburton Co. ........................      14,037        422,935
Helix Energy Solutions Group,
  Inc. (a)(b)...........................         561          7,310
Helmerich & Payne, Inc. ................       1,787         68,049
Nabors Industries, Ltd. (b).............       5,414        106,277
National-Oilwell Varco, Inc. ...........       6,881        279,231
Omni Energy Services Corp. (a)(b).......       7,780         15,015
Patterson-UTI Energy, Inc. (a)..........       4,179         58,381
Pride International, Inc. (b)...........       2,962         89,186
Rowan Cos., Inc. (a)(b).................       3,492        101,652
Schlumberger, Ltd. (a)..................      18,554      1,177,437
Seahawk Drilling, Inc. (b)..............         197          3,713
Smith International, Inc. ..............       3,083        132,014
Superior Energy Services, Inc. (b)......       3,539         74,390
TGC Industries, Inc. (a)(b).............       5,551         22,426
Tidewater, Inc. (a).....................       1,114         52,659
                                                       ------------
                                                          3,367,790
                                                       ------------
FOOD & STAPLES RETAILING -- 2.3%
Costco Wholesale Corp. .................       6,986        417,134
CVS Caremark Corp. .....................      22,743        831,484
Safeway, Inc. (a).......................       7,239        179,962
SUPERVALU, Inc. (a).....................       4,096         68,321
Sysco Corp. ............................       9,839        290,250
The Kroger Co. .........................       9,044        195,893
Wal-Mart Stores, Inc. ..................      31,879      1,772,472
Walgreen Co. ...........................      14,184        526,085
Whole Foods Market, Inc. (b)............       2,267         81,952
                                                       ------------
                                                          4,363,553
                                                       ------------
FOOD PRODUCTS -- 1.8%
Archer-Daniels-Midland Co. .............       9,153        264,522
Bunge, Ltd. ............................       2,247        138,483
Campbell Soup Co. (a)...................       5,030        177,810
ConAgra Foods, Inc. ....................       9,072        227,435
Dean Foods Co. (a)(b)...................       3,567         55,966
Del Monte Foods Co. ....................       9,460        138,116
Flowers Foods, Inc. (a).................       3,301         81,667
General Mills, Inc. ....................       5,518        390,619
H.J. Heinz Co. .........................       4,726        215,553
Kellogg Co. (a).........................       3,141        167,824
Kraft Foods, Inc. (Class A).............      21,433        648,134
McCormick & Co., Inc. (a)...............       1,751         67,168

SPDR DOW JONES TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Mead Johnson Nutrition Co. .............       3,031   $    157,703
Sanderson Farms, Inc. (a)...............         182          9,757
Sara Lee Corp. (a)......................      12,963        180,574
Smithfield Foods, Inc. (a)(b)...........       2,510         52,057
The Hershey Co. (a).....................       2,748        117,642
The J.M. Smucker Co. ...................       1,557         93,825
TreeHouse Foods, Inc. (a)(b)............       1,472         64,577
Tyson Foods, Inc. (Class A).............       5,869        112,391
                                                       ------------
                                                          3,361,823
                                                       ------------
GAS UTILITIES -- 0.1%
Chesapeake Utilities Corp. (a)..........       3,995        119,051
Delta Natural Gas Co., Inc. (a).........         254          7,539
Energy, Inc. ...........................         504          5,141
Questar Corp. ..........................       2,337        100,958
RGC Resources, Inc. (a).................         127          4,037
                                                       ------------
                                                            236,726
                                                       ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.2%
ABIOMED, Inc. (a)(b)....................       1,840         19,007
American Medical Systems Holdings,
  Inc. (a)(b)...........................       3,582         66,554
Angeion Corp. (a)(b)....................       3,308         14,555
Baxter International, Inc. .............       9,367        545,159
Becton, Dickinson & Co. ................       3,841        302,402
Boston Scientific Corp. (a)(b)..........      21,658        156,371
Bovie Medical Corp. (a)(b)..............       1,261          7,881
C.R. Bard, Inc. (a).....................       2,010        174,106
CareFusion Corp. (b)....................       2,978         78,709
DENTSPLY International, Inc. ...........       1,882         65,588
Edwards Lifesciences Corp. (a)(b).......       1,585        156,725
ev3, Inc. (b)...........................       2,667         42,299
Gen-Probe, Inc. (a)(b)..................         942         47,100
Hologic, Inc. (b).......................       5,531        102,545
Hospira, Inc. (b).......................       3,364        190,571
Immucor, Inc. (b).......................       1,519         34,010
Intuitive Surgical, Inc. (b)............         529        184,161
Inverness Medical Innovations,
  Inc. (a)(b)...........................       1,752         68,240
Kinetic Concepts, Inc. (a)(b)...........       1,395         66,695
MAKO Surgical Corp. (b).................         626          8,438
Masimo Corp. (a)........................       1,229         32,630
Medtronic, Inc. ........................      17,584        791,807
NuVasive, Inc. (a)(b)...................         896         40,499
ResMed, Inc. (a)(b).....................       1,236         78,671
St. Jude Medical, Inc. (b)..............       5,514        226,350
Stryker Corp. ..........................       4,300        246,046
Thoratec Corp. (a)(b)...................       1,087         36,360
Varian Medical Systems, Inc. (b)........       2,494        137,993
Vascular Solutions, Inc. (a)(b).........       1,134         10,195
Zimmer Holdings, Inc. (b)...............       3,420        202,464
                                                       ------------
                                                          4,134,131
                                                       ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.4%
Aetna, Inc. ............................       6,826        239,661
Almost Family, Inc. (b).................         127          4,787
Amedisys, Inc. (a)(b)...................         732         40,421
AmerisourceBergen Corp. ................       4,174        120,712
athenahealth, Inc. (a)(b)...............         716         26,177
Cardinal Health, Inc. ..................       5,957        214,631
CIGNA Corp. ............................       4,947        180,961
Community Health Systems, Inc. (b)......       1,023         37,779
Coventry Health Care, Inc. (b)..........       2,933         72,504
DaVita, Inc. (b)........................       2,199        139,417
Express Scripts, Inc. (Class A) (b).....       3,790        385,670
Health Management Associates, Inc.
  (Class A) (a)(b)......................       4,520         38,872
Health Net, Inc. (b)....................       2,943         73,192
HEALTHSOUTH Corp. (a)(b)................       3,041         56,867
Healthways, Inc. (a)(b).................         391          6,283
Henry Schein, Inc. (a)(b)...............       2,603        153,317
Humana, Inc. (b)........................       3,072        143,677
Laboratory Corp. of America
  Holdings (a)(b).......................       1,589        120,303
Lincare Holdings, Inc. (a)(b)...........       2,415        108,385
McKesson Corp. .........................       4,824        317,033
Medco Health Solutions, Inc. (b)........       7,980        515,189
Omnicare, Inc. (a)......................       2,534         71,687
Patterson Cos., Inc. (a)................       2,537         78,774
PharMerica Corp. (a)(b).................         354          6,450
PSS World Medical, Inc. (a)(b)..........       2,301         54,097
Psychiatric Solutions, Inc. (a)(b)......       1,603         47,769
Quest Diagnostics, Inc. ................       2,062        120,194
Tenet Healthcare Corp. (a)(b)...........       9,250         52,910
UnitedHealth Group, Inc. ...............      18,480        603,742
VCA Antech, Inc. (a)(b).................       2,675         74,980
WellCare Health Plans, Inc. (a)(b)......         344         10,251
WellPoint, Inc. (b).....................       8,178        526,500
                                                       ------------
                                                          4,643,192
                                                       ------------
HEALTH CARE TECHNOLOGY -- 0.0% (D)
Phase Forward, Inc. (b).................       1,490         19,475
Transcend Services, Inc. (a)(b).........         381          6,191
                                                       ------------
                                                             25,666
                                                       ------------
HOTELS, RESTAURANTS & LEISURE -- 1.9%
Bob Evans Farms, Inc. ..................       4,423        136,715
Boyd Gaming Corp. (a)(b)................         373          3,685
Brinker International, Inc. (a).........       2,225         42,898
Carnival Corp. .........................       6,434        250,154
Darden Restaurants, Inc. ...............       2,716        120,971
Gaylord Entertainment Co. (b)...........         579         16,959
International Game Technology...........       6,204        114,464
Interval Leisure Group, Inc. (a)(b).....         870         12,667
Las Vegas Sands Corp. (a)(b)............       6,460        136,629
Marriott International, Inc. (Class
  A) (a)................................       6,194        195,235
McDonald's Corp. .......................      16,579      1,106,151
MGM MIRAGE, Inc. (a)(b).................       2,609         31,308
Orient-Express Hotels, Ltd. (Class
  A) (a)(b).............................         426          6,041
Panera Bread Co. (Class A) (a)(b).......         698         53,390
Penn National Gaming, Inc. (a)(b).......       2,022         56,211
Royal Caribbean Cruises, Ltd. (a)(b)....       1,684         55,555
Scientific Games Corp. (Class
  A) (a)(b).............................       3,081         43,380
Starbucks Corp. ........................      11,278        273,717
Starwood Hotels & Resorts Worldwide,
  Inc. (a)..............................       3,705        172,801
The Cheesecake Factory, Inc. (a)(b).....       3,300         89,298
The Steak N Shake Co. (a)(b)............         203         77,398

SPDR DOW JONES TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Wendy's/Arby's Group, Inc. (Class
  A) (a)................................       9,060   $     45,300
Wyndham Worldwide Corp. ................       5,756        148,102
Wynn Resorts, Ltd. .....................       1,855        140,665
Yum! Brands, Inc. ......................       8,143        312,121
                                                       ------------
                                                          3,641,815
                                                       ------------
HOUSEHOLD DURABLES -- 0.7%
American Greetings Corp. (Class A) (a)..       3,232         67,355
Bassett Furniture Industries,
  Inc. (a)(b)...........................       5,184         29,238
D.R. Horton, Inc. ......................       5,515         69,489
Fortune Brands, Inc. ...................       2,315        112,301
Garmin, Ltd. (a)........................       2,620        100,818
Harman International Industries,
  Inc. (b)..............................       1,702         79,619
KB HOME.................................       3,042         50,953
Leggett & Platt, Inc. (a)...............       4,425         95,757
Lennar Corp. (Class A) (a)..............       3,695         63,591
Mohawk Industries, Inc. (b).............         781         42,471
National Presto Industries, Inc. (a)....         692         82,286
Newell Rubbermaid, Inc. (a).............       6,055         92,036
NVR, Inc. (b)...........................         132         95,898
Pulte Homes, Inc. (a)(b)................       8,073         90,821
Ryland Group, Inc. (a)..................       1,264         28,364
Stanley Black & Decker, Inc. ...........       1,978        113,557
Toll Brothers, Inc. (b).................       2,549         53,019
Whirlpool Corp. (a).....................       1,397        121,888
                                                       ------------
                                                          1,389,461
                                                       ------------
HOUSEHOLD PRODUCTS -- 2.2%
Church & Dwight Co., Inc. (a)...........       2,328        155,860
Colgate-Palmolive Co. ..................       7,501        639,535
Energizer Holdings, Inc. (a)(b).........       1,323         83,032
Kimberly-Clark Corp. ...................       5,790        364,075
Procter & Gamble Co. ...................      43,869      2,775,592
The Clorox Co. .........................       2,067        132,577
                                                       ------------
                                                          4,150,671
                                                       ------------
INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS -- 0.2%
Calpine Corp. (b).......................       5,379         63,956
Constellation Energy Group, Inc. .......       3,129        109,859
Mirant Corp. (b)........................       3,877         42,104
NRG Energy, Inc. (b)....................       5,384        112,526
RRI Energy, Inc. (a)(b).................       7,875         29,059
The AES Corp. (b).......................      11,311        124,421
                                                       ------------
                                                            481,925
                                                       ------------
INDUSTRIAL CONGLOMERATES -- 2.1%
3M Co. .................................       9,661        807,370
General Electric Co. ...................     160,298      2,917,424
McDermott International, Inc. (b).......       4,525        121,813
Textron, Inc. (a).......................       4,049         85,960
                                                       ------------
                                                          3,932,567
                                                       ------------
INSURANCE -- 4.1%
AFLAC, Inc. ............................       7,400        401,746
American International Group,
  Inc. (a)(b)...........................       5,082        173,500
American Physicians Service Group,
  Inc. (a)..............................       1,843         46,075
AON Corp. ..............................       4,036        172,378
Arthur J. Gallagher & Co. (a)...........       1,629         39,992
Assurant, Inc. .........................       2,287         78,627
Berkshire Hathaway, Inc. (Class
  B) (a)(b).............................      29,864      2,427,047
Chubb Corp. ............................       5,932        307,574
Cincinnati Financial Corp. (a)..........       2,503         72,337
Crawford & Co. (Class B) (a)(b).........         504          2,051
Donegal Group, Inc. (Class A) (a).......       2,141         31,066
Eastern Insurance Holdings, Inc. (a)....       1,007         10,211
Everest Re Group, Ltd. .................       1,034         83,682
Fidelity National Financial, Inc.
  (Class A).............................       4,155         61,577
Genworth Financial, Inc. (Class A) (b)..       6,783        124,400
Hartford Financial Services
  Group, Inc. ..........................       5,563        158,100
Lincoln National Corp. .................       6,556        201,269
Loews Corp. ............................       7,228        269,460
Marsh & McLennan Cos., Inc. ............       7,260        177,289
MBIA, Inc. (b)..........................       2,682         16,816
Mercer Insurance Group, Inc. (a)........         381          6,858
MetLife, Inc. ..........................       7,623        330,381
NYMAGIC, Inc. (a).......................       1,741         36,961
Old Republic International Corp. (a)....       4,408         55,893
PartnerRe, Ltd. ........................       1,129         90,004
PMA Capital Corp. (Class A) (a)(b)......       3,581         21,987
Principal Financial Group, Inc. ........       5,519        161,210
ProAssurance Corp. (a)(b)...............       2,037        119,246
Protective Life Corp. (a)...............         467         10,269
Prudential Financial, Inc. .............       6,909        417,995
Reinsurance Group of America, Inc. .....       1,183         62,131
RenaissanceRe Holdings, Ltd. ...........       1,273         72,256
Seabright Insurance Holdings (a)........       2,500         27,525
Selective Insurance Group, Inc. ........       3,942         65,437
The Allstate Corp. .....................       8,884        287,042
The Hanover Insurance Group, Inc. (a)...       1,747         76,187
The Phoenix Cos., Inc. (a)(b)...........       7,067         17,102
The Progressive Corp. ..................       9,880        188,609
The Travelers Cos., Inc. ...............       9,852        531,417
Torchmark Corp. ........................       1,319         70,580
Transatlantic Holdings, Inc. ...........         968         51,110
Unum Group..............................       6,934        171,755
Validus Holdings, Ltd. .................       2,343         64,503
W.R. Berkley Corp. (a)..................       2,211         57,685
XL Capital, Ltd. (Class A)..............       4,933         93,234
                                                       ------------
                                                          7,942,574
                                                       ------------
INTERNET & CATALOG RETAIL -- 0.6%
Amazon.com, Inc. (b)....................       4,836        656,390
Expedia, Inc. (a).......................       5,141        128,320
HSN, Inc. (b)...........................         870         25,613
Liberty Media Corp -- Interactive (Class
  A) (b)................................       9,916        151,814
Netflix, Inc. (a)(b)....................         614         45,276
Priceline.com, Inc. (b).................         539        137,445
                                                       ------------
                                                          1,144,858
                                                       ------------
INTERNET SOFTWARE & SERVICES -- 1.7%
Akamai Technologies, Inc. (a)(b)........       3,377        106,072

SPDR DOW JONES TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
AOL, Inc. (a)(b)........................       1,802   $     45,555
Art Technology Group, Inc. (a)(b).......       5,644         24,890
EarthLink, Inc. (a).....................       5,925         50,599
eBay, Inc. (b)..........................      15,629        421,202
Equinix, Inc. (a)(b)....................         631         61,421
Google, Inc. (Class A) (b)..............       3,435      1,947,679
IAC/InterActive Corp. (b)...............       2,169         49,323
Internap Network Services Corp. (b).....       4,547         25,463
Local.com Corp. (a)(b)..................       4,863         32,436
Monster Worldwide, Inc. (a)(b)..........       3,314         55,046
Terremark Worldwide, Inc. (a)(b)........       3,197         22,411
VeriSign, Inc. (b)......................       3,461         90,021
WebMD Health Corp. (a)(b)...............         899         41,696
Yahoo!, Inc. (b)........................      17,891        295,738
                                                       ------------
                                                          3,269,552
                                                       ------------
IT SERVICES -- 2.7%
Alliance Data Systems Corp. (a)(b)......       1,015         64,950
Automatic Data Processing, Inc. ........       8,300        369,101
Broadridge Financial Solutions, Inc. ...       2,887         61,724
Cognizant Technology Solutions Corp.
  (Class A) (b).........................       5,425        276,566
Computer Sciences Corp. (b).............       3,093        168,538
Fidelity National Information
  Services, Inc. .......................       7,239        169,682
Fiserv, Inc. (b)........................       3,631        184,310
International Business Machines Corp. ..      19,194      2,461,630
Lender Processing Services, Inc. .......       2,071         78,180
Mastercard, Inc. (Class A)..............       1,224        310,896
Paychex, Inc. (a).......................       5,786        177,630
SAIC, Inc. (a)(b).......................       2,387         42,250
The Western Union Co. ..................      10,165        172,398
Total System Services, Inc. (a).........       3,251         50,911
Unisys Corp. (b)........................       1,256         43,822
Visa, Inc. (Class A)....................       6,633        603,802
                                                       ------------
                                                          5,236,390
                                                       ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Brunswick Corp. (a).....................       2,583         41,250
Eastman Kodak Co. (a)(b)................       5,407         31,306
Hasbro, Inc. ...........................       3,602        137,885
Mattel, Inc. ...........................       8,111        184,444
Pool Corp. .............................       2,898         65,611
                                                       ------------
                                                            460,496
                                                       ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.7%
Affymetrix, Inc. (b)....................       1,679         12,324
Charles River Laboratories
  International, Inc. (a)(b)............       1,073         42,180
Covance, Inc. (a)(b)....................         986         60,530
Illumina, Inc. (a)(b)...................       2,033         79,084
Life Technologies Corp. (b).............       3,121        163,135
Millipore Corp. (b).....................       1,400        147,840
PerkinElmer, Inc. ......................       3,713         88,741
Pharmaceutical Product Development,
  Inc. (a)..............................       1,228         29,165
Pure Bioscience (a)(b)..................      13,612         22,460
Sequenom, Inc. (a)(b)...................       1,302          8,215
Techne Corp. (a)........................       1,541         98,146
Thermo Fisher Scientific, Inc. (b)......       7,019        361,057
Waters Corp. (a)(b).....................       2,082        140,618
                                                       ------------
                                                          1,253,495
                                                       ------------
MACHINERY -- 2.2%
AGCO Corp. (a)(b).......................       1,182         42,398
Bucyrus International, Inc. (a).........       1,632        107,696
Caterpillar, Inc. (a)...................       9,382        589,659
CLARCOR, Inc. (a).......................       1,088         37,525
Crane Co. ..............................       2,111         74,941
Cummins, Inc. ..........................       2,738        169,619
Danaher Corp. ..........................       3,511        280,564
Deere & Co. ............................       6,392        380,068
Donaldson Co., Inc. (a).................       1,215         54,821
Dover Corp. ............................       2,767        129,357
Eaton Corp. ............................       2,638        199,881
Federal Signal Corp. ...................       5,531         49,834
Flowserve Corp. ........................         800         88,216
Harsco Corp. ...........................       2,173         69,406
IDEX Corp. .............................       3,899        129,057
Illinois Tool Works, Inc. ..............       9,672        458,066
John Bean Technologies Corp. ...........         441          7,735
Joy Global, Inc. .......................       2,124        120,218
Lincoln Electric Holdings, Inc. ........         989         53,732
Mueller Water Products, Inc. (Class
  A) (a)................................       4,503         21,524
Navistar International Corp. (a)(b).....       1,220         54,571
Oshkosh Corp. (a)(b)....................       2,398         96,735
PACCAR, Inc. (a)........................       5,102        221,121
Pall Corp. .............................       3,867        156,575
Parker-Hannifin Corp. ..................       3,120        201,989
Pentair, Inc. ..........................       2,551         90,867
SPX Corp. ..............................       1,362         90,328
Terex Corp. (a)(b)......................       1,657         37,630
The Manitowoc Co., Inc. ................       2,370         30,810
The Timken Co. .........................       3,003         90,120
WABCO Holdings, Inc. (b)................       1,519         45,449
Watts Water Technologies, Inc. (a)......       2,533         78,675
                                                       ------------
                                                          4,259,187
                                                       ------------
MEDIA -- 3.0%
Ascent Media Corp. (Class A) (a)(b).....         216          5,886
Cablevision Systems Corp. (Class A).....       4,324        104,381
CBS Corp. ..............................      10,612        147,931
Comcast Corp. (Class A).................      41,962        789,725
DIRECTV (Class A) (b)...................      16,724        565,439
Discovery Communications, Inc. (Series
  A) (a)(b).............................       4,815        162,699
DISH Network Corp. (Class A)............       4,863        101,248
Gannett Co., Inc. ......................       6,508        107,512
Journal Communications, Inc. (Class
  A) (a)(b).............................       5,662         23,780
Knology, Inc. (a)(b)....................       3,891         52,295
Lamar Advertising Co. (Class A) (b).....       1,944         66,776
Liberty Global, Inc. (Series A) (a)(b)..       6,465        188,519
Liberty Media -- Starz (Series A) (b)...         793         43,361
Liberty Media Corp.- Interactive (Class
  A) (b)................................       1,980         72,013
Live Nation, Inc. (b)...................       2,369         34,351
Madison Square Garden, Inc. (Class
  A) (b)................................       1,081         23,490

SPDR DOW JONES TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
News Corp. (Class A)....................      34,287   $    494,076
Omnicom Group, Inc. ....................       4,694        182,174
Scripps Networks Interactive (Class
  A) (a)................................       1,089         48,297
Sirius XM Radio, Inc. (a)(b)............      53,717         46,761
The Interpublic Group of Cos.,
  Inc. (b)..............................       9,051         75,304
The McGraw-Hill Cos., Inc. .............       5,980        213,187
The New York Times Co. (Class A) (b)....       1,800         20,034
The Walt Disney Co. ....................      27,673        966,064
Time Warner Cable, Inc. ................       4,647        247,732
Time Warner, Inc. ......................      19,827        619,990
Viacom, Inc. (Class B) (b)..............       8,160        280,541
Virgin Media, Inc. (a)..................       4,756         82,089
                                                       ------------
                                                          5,765,655
                                                       ------------
METALS & MINING -- 1.2%
AK Steel Holding Corp. .................       3,414         78,044
Alcoa, Inc. ............................      13,226        188,338
Allegheny Technologies, Inc. (a)........       1,541         83,199
Century Aluminum Co. (a)(b).............       1,100         15,136
Cliffs Natural Resources, Inc. .........       2,149        152,472
Commercial Metals Co. ..................       2,325         35,015
Freeport-McMoRan Copper & Gold, Inc. ...       6,592        550,696
Newmont Mining Corp. ...................       6,827        347,699
Nucor Corp. (a).........................       4,484        203,484
Reliance Steel & Aluminum Co. ..........         819         40,319
Royal Gold, Inc. (a)....................       1,126         52,032
Schnitzer Steel Industries, Inc. (Class
  A) (a)................................         614         32,253
Southern Copper Corp. ..................       3,591        113,727
Steel Dynamics, Inc. (a)................       3,325         58,088
Titanium Metals Corp. (a)(b)............       1,955         32,433
United States Steel Corp. (a)...........       2,551        162,040
Walter Energy, Inc. ....................       1,188        109,617
Worthington Industries, Inc. (a)........         884         15,284
                                                       ------------
                                                          2,269,876
                                                       ------------
MULTI-UTILITIES -- 1.0%
Ameren Corp. ...........................       3,112         81,161
CMS Energy Corp. (a)....................       6,140         94,924
Consolidated Edison, Inc. (a)...........       4,088        182,080
Dominion Resources, Inc. ...............       9,375        385,406
DTE Energy Co. (a)......................       1,872         83,491
NiSource, Inc. .........................       4,394         69,425
PG&E Corp. (a)..........................       5,371        227,838
Public Service Enterprise Group, Inc. ..       6,847        202,123
Sempra Energy...........................       3,601        179,690
TECO Energy, Inc. (a)...................       6,485        103,047
Wisconsin Energy Corp. (a)..............       1,541         76,141
Xcel Energy, Inc. (a)...................       8,553        181,324
                                                       ------------
                                                          1,866,650
                                                       ------------
MULTILINE RETAIL -- 0.9%
Big Lots, Inc. (b)......................       2,775        101,065
Dillard's, Inc. (Class A) (a)...........         970         22,892
Dollar Tree Stores, Inc. (b)............       2,023        119,802
Family Dollar Stores, Inc. .............       2,607         95,442
J. C. Penney Co., Inc. .................       3,566        114,718
Kohl's Corp. (a)(b).....................       4,520        247,606
Macy's, Inc. ...........................       7,954        173,159
Nordstrom, Inc. ........................       3,994        163,155
Sears Holdings Corp. (a)(b).............       1,300        140,959
Target Corp. ...........................      10,425        548,355
                                                       ------------
                                                          1,727,153
                                                       ------------
OFFICE ELECTRONICS -- 0.2%
Xerox Corp. ............................      26,131        254,777
Zebra Technologies Corp. (Class
  A) (a)(b).............................       2,308         68,317
                                                       ------------
                                                            323,094
                                                       ------------
OIL, GAS & CONSUMABLE FUELS -- 8.4%
Abraxas Petroleum Corp. (a)(b)..........       5,836         11,205
Adams Resources & Energy, Inc. .........         381          6,668
Alpha Natural Resources, Inc. (b).......       3,126        155,956
Anadarko Petroleum Corp. (a)............       7,475        544,404
Apache Corp. ...........................       5,289        536,834
Approach Resources, Inc. (a)(b).........         504          4,576
Arch Coal, Inc. (a).....................       3,117         71,224
Arena Resources, Inc. (b)...............       1,250         41,750
Barnwell Industries, Inc. (b)...........         880          3,740
Blue Dolphin Energy Co. (b).............      15,366          5,532
BPZ Resources, Inc. (a)(b)..............       1,261          9,268
Brigham Exploration Co. (a)(b)..........         800         12,760
Cabot Oil & Gas Corp. (a)...............       1,023         37,646
Chesapeake Energy Corp. (a).............       9,103        215,195
Chevron Corp. ..........................      30,457      2,309,554
Cimarex Energy Co. .....................         921         54,689
Clayton Williams Energy, Inc. (a)(b)....         127          4,443
Concho Resources, Inc. (a)(b)...........       1,662         83,698
ConocoPhillips..........................      20,116      1,029,336
CONSOL Energy, Inc. ....................       3,150        134,379
Contango Oil & Gas Co. (a)(b)...........         254         12,992
CREDO Petroleum Corp. (a)(b)............         504          4,985
Delta Petroleum Corp. (a)(b)............       1,127          1,589
Denbury Resources, Inc. (a)(b)..........       6,044        101,962
Devon Energy Corp. .....................       6,682        430,521
Double Eagle Petroleum Co. (a)(b).......         880          3,740
El Paso Corp. ..........................      12,591        136,486
EOG Resources, Inc. ....................       4,001        371,853
EXCO Resources, Inc. ...................       3,275         60,195
Exxon Mobil Corp. (a)...................      71,006      4,755,982
Forest Oil Corp. (b)....................       1,906         49,213
Frontier Oil Corp. .....................       2,459         33,197
Gasco Energy, Inc. (b)..................       9,924          3,176
GMX Resources, Inc. (a)(b)..............         254          2,088
Goodrich Petroleum Corp. (a)(b).........         819         12,809
Hess Corp. .............................       4,398        275,095
Holly Corp. (a).........................       1,189         33,185
Houston American Energy Corp. (a).......       7,979        144,819
Marathon Oil Corp. .....................      11,268        356,520
Massey Energy Co. ......................       2,622        137,104
Murphy Oil Corp. .......................       3,072        172,616
Newfield Exploration Co. (b)............       2,069        107,692
Noble Energy, Inc. .....................       3,191        232,943
Occidental Petroleum Corp. .............      12,494      1,056,243
Panhandle Oil & Gas, Inc. (a)...........         381          9,003
Patriot Coal Corp. (a)(b)...............       2,018         41,288

SPDR DOW JONES TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Peabody Energy Corp. ...................       4,212   $    192,488
Petrohawk Energy Corp. (a)(b)...........       4,345         88,117
Pioneer Natural Resources Co. (a).......       2,910        163,891
Plains Exploration & Production
  Co. (a)(b)............................       2,657         79,683
PrimeEnergy Corp. (a)(b)................         127          3,420
Quicksilver Resources, Inc. (b).........         749         10,538
Range Resources Corp. (a)...............       3,009        141,032
Rex Energy Corp. (a)(b).................       1,134         12,916
SandRidge Energy, Inc. (a)(b)...........         843          6,491
Southwestern Energy Co. (b).............       5,798        236,095
Spectra Energy Corp. ...................       9,426        212,368
St. Mary Land & Exploration Co. (a).....       3,072        106,936
Sunoco, Inc. (a)........................       2,416         71,779
Tesoro Corp. (a)........................       3,487         48,469
The Williams Cos., Inc. ................       9,639        222,661
Toreador Resources Corp. (b)............       1,007          8,237
Ultra Petroleum Corp. (a)(b)............       1,916         89,343
Valero Energy Corp. ....................       8,439        166,248
XTO Energy, Inc. .......................       8,845        417,307
Zion Oil & Gas, Inc. (a)(b).............       2,133         13,203
                                                       ------------
                                                         16,111,375
                                                       ------------
PAPER & FOREST PRODUCTS -- 0.3%
Domtar Corp. (a)(b).....................         200         12,882
International Paper Co. ................       8,262        203,328
MeadWestvaco Corp. .....................       5,129        131,046
Weyerhaeuser Co. (a)....................       3,253        147,263
                                                       ------------
                                                            494,519
                                                       ------------
PERSONAL PRODUCTS -- 0.3%
Avon Products, Inc. ....................       7,260        245,896
Herbalife, Ltd. ........................       1,433         66,090
The Estee Lauder Cos., Inc. (Class A)...       2,826        183,323
                                                       ------------
                                                            495,309
                                                       ------------
PHARMACEUTICALS -- 5.2%
Abbott Laboratories.....................      23,324      1,228,708
Allergan, Inc. .........................       4,659        304,326
Auxilium Pharmaceuticals, Inc. (a)(b)...         932         29,041
Bristol-Myers Squibb Co. ...............      28,509        761,190
Eli Lilly & Co. ........................      14,049        508,855
Endo Pharmaceuticals Holdings,
  Inc. (b)..............................       2,022         47,901
Forest Laboratories, Inc. (b)...........       5,340        167,463
Johnson & Johnson.......................      41,231      2,688,261
King Pharmaceuticals, Inc. (b)..........       3,982         46,828
Merck & Co., Inc. ......................      46,218      1,726,242
Middlebrook Pharmaceuticals,
  Inc. (a)(b)...........................       9,921          2,976
Mylan, Inc. (a)(b)......................       5,924        134,534
Nektar Therapeutics (a)(b)..............       1,173         17,841
Perrigo Co. (a).........................       1,694         99,472
Pfizer, Inc. ...........................     120,184      2,061,156
Questcor Pharmaceuticals, Inc. (a)(b)...       1,385         11,399
Repros Therapeutics, Inc. (a)(b)........       3,504          2,365
ViroPharma, Inc. (a)(b).................       2,047         27,901
VIVUS, Inc. (a)(b)......................       4,022         35,072
Watson Pharmaceuticals, Inc. (b)........       2,675        111,735
                                                       ------------
                                                         10,013,266
                                                       ------------
PROFESSIONAL SERVICES -- 0.2%
Equifax, Inc. (a).......................       3,185        114,023
IHS, Inc. (Class A) (a)(b)..............         948         50,690
Manpower, Inc. .........................       1,437         82,081
Robert Half International, Inc. (a).....       4,301        130,879
The Dun & Bradstreet Corp. .............       1,464        108,951
                                                       ------------
                                                            486,624
                                                       ------------
REAL ESTATE INVESTMENT TRUSTS -- 2.2%
Agree Realty Corp. (a)..................       3,842         87,828
AMB Property Corp. (a)..................       1,462         39,825
American Campus Communities, Inc. ......       1,821         50,369
Annaly Capital Management, Inc. ........       9,356        160,736
Apartment Investment & Management Co.
  (Class A) (a).........................       3,115         57,347
Ashford Hospitality Trust (a)(b)........       8,571         61,454
AvalonBay Communities, Inc. (a).........       1,380        119,163
BioMed Realty Trust, Inc. ..............       2,767         45,766
Boston Properties, Inc. ................       3,493        263,512
BRE Properties, Inc. (a)................       1,133         40,505
Camden Property Trust (a)...............         373         15,528
Care Investment Trust, Inc. (a).........       3,060         27,295
CBL & Associates Properties, Inc. (a)...       1,479         20,262
Cedar Shopping Centers, Inc. (a)........       2,613         20,669
Cogdell Spencer, Inc. ..................       1,806         13,364
Corporate Office Properties Trust (a)...       2,470         99,121
Developers Diversified Realty
  Corp. (a).............................       2,490         30,303
Digital Realty Trust, Inc. (a)..........       1,155         62,601
Duke Realty Corp. ......................       2,995         37,138
Equity Residential (a)..................       5,349        209,413
Extra Space Storage, Inc. ..............       2,237         28,365
Glimcher Realty Trust (a)...............       4,606         23,352
HCP, Inc. (a)...........................       4,460        147,180
Health Care REIT, Inc. .................       1,321         59,749
Home Properties, Inc. (a)...............         790         36,972
Hospitality Properties Trust............       2,439         58,414
Host Hotels & Resorts, Inc. (a).........      11,013        161,341
Investors Real Estate Trust (a).........      10,720         96,694
Kimco Realty Corp. .....................       3,840         60,058
LaSalle Hotel Properties (a)............       3,594         83,740
Lexington Realty Trust (a)..............       2,340         15,233
Liberty Property Trust..................       1,728         58,648
Monmouth Real Estate Investment
  Corp. (a).............................       6,522         54,850
National Retail Properties, Inc. .......       4,624        105,566
Nationwide Health Properties, Inc. .....       1,551         54,518
Pennsylvania Real Estate Investment
  Trust (a).............................       3,070         38,283
Pittsburgh & West Virginia Railroad.....       2,815         29,980
Plum Creek Timber Co., Inc. (a).........       3,510        136,574
Post Properties, Inc. (a)...............         579         12,750
ProLogis (a)............................       5,607         74,012
Public Storage (a)......................       1,471        135,317
Realty Income Corp. (a).................       2,237         68,654
Regency Centers Corp. (a)...............         188          7,044
Senior Housing Properties Trust.........       1,957         43,348
Simon Property Group, Inc. (a)..........       3,944        330,902
SL Green Realty Corp. (a)...............         843         48,279
Sunstone Hotel Investors, Inc. (a)(b)...          94          1,050
Tanger Factory Outlet Centers,
  Inc. (a)..............................       2,152         92,880

SPDR DOW JONES TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
The Macerich Co. (a)....................       2,626   $    100,602
Transcontinental Realty Investors,
  Inc. (a)(b)...........................         864         10,817
UDR, Inc. (a)...........................       2,650         46,746
Urstadt Biddle Properties (Class
  A) (a)................................       5,897         93,232
Ventas, Inc. ...........................       2,274        107,970
Vornado Realty Trust....................       4,671        353,595
Walter Investment Management Corp. .....         430          6,880
Weingarten Realty Investors.............       1,752         37,773
                                                       ------------
                                                          4,283,567
                                                       ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
Brookfield Properties Corp. (a).........       2,448         37,601
CB Richard Ellis Group, Inc. (Class
  A) (a)(b).............................       5,968         94,593
Forestar Real Estate Group,
  Inc. (a)(b)...........................         829         15,652
Jones Lang LaSalle, Inc. ...............       1,005         73,254
The St. Joe Co. (a)(b)..................       1,440         46,584
                                                       ------------
                                                            267,684
                                                       ------------
ROAD & RAIL -- 0.8%
CSX Corp. ..............................       6,817        346,985
Dollar Thrifty Automotive Group,
  Inc. (b)..............................         300          9,639
J.B. Hunt Transport Services, Inc. (a)..       4,299        154,248
Kansas City Southern (b)................       1,891         68,398
Landstar Systems, Inc. .................       2,590        108,728
Norfolk Southern Corp. .................       6,509        363,788
Union Pacific Corp. ....................       7,295        534,724
YRC Worldwide, Inc. (b).................       1,751            952
                                                       ------------
                                                          1,587,462
                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 2.8%
Advanced Micro Devices, Inc. (b)........       8,682         80,482
Aetrium, Inc. (a)(b)....................       7,589         23,374
Altera Corp. (a)........................       5,094        123,835
Anadigics, Inc. (a)(b)..................       2,535         12,320
Analog Devices, Inc. ...................       5,458        157,300
Applied Materials, Inc. ................      22,093        297,814
Atheros Communications, Inc. (a)(b).....       2,530         97,936
AXT, Inc. (a)(b)........................       8,368         26,694
Broadcom Corp. (Class A)................       8,149        270,384
Cypress Semiconductor Corp. (a)(b)......       2,619         30,119
FEI Co. (a)(b)..........................       2,130         48,798
Intel Corp. ............................      83,742      1,864,097
International Rectifier Corp. (a)(b)....       1,797         41,151
Intersil Corp. (Class A) (a)............       4,736         69,903
KLA-Tencor Corp. (a)....................       4,283        132,430
Lam Research Corp. (b)..................       3,499        130,583
Linear Technology Corp. (a).............       4,771        134,924
LSI Corp. (a)(b)........................      10,077         61,671
Marvell Technology Group, Ltd. (b)......       7,130        145,309
Maxim Integrated Products, Inc. (a).....       2,660         51,577
MEMC Electronic Materials, Inc. (a)(b)..       4,399         67,437
Microchip Technology, Inc. (a)..........       3,945        111,091
Micron Technology, Inc. (a)(b)..........      12,261        127,392
Microsemi Corp. (a)(b)..................       2,505         43,437
MKS Instruments, Inc. (a)(b)............         315          6,171
National Semiconductor Corp. (a)........       6,375         92,119
Novellus Systems, Inc. (a)(b)...........       3,644         91,100
NVIDIA Corp. (a)(b).....................       9,926        172,514
ON Semiconductor Corp. (b)..............       4,653         37,224
Rambus, Inc. (a)(b).....................       2,019         44,115
Sigma Designs, Inc. (a)(b)..............         530          6,217
Skyworks Solutions, Inc. (a)(b).........         900         14,040
Teradyne, Inc. (a)(b)...................       5,259         58,743
Texas Instruments, Inc. ................      19,784        484,114
Xilinx, Inc. (a)........................       4,327        110,339
                                                       ------------
                                                          5,266,754
                                                       ------------
SOFTWARE -- 4.1%
Activision Blizzard, Inc. ..............       9,848        118,767
Adobe Systems, Inc. (b).................       9,809        346,944
Autodesk, Inc. (b)......................       5,064        148,983
BMC Software, Inc. (b)..................       3,756        142,728
CA, Inc. ...............................       7,227        169,618
Cadence Design Systems, Inc. (b)........       7,411         49,357
Citrix Systems, Inc. (a)(b).............       4,316        204,881
Compuware Corp. (b).....................       8,330         69,972
Concur Technologies, Inc. (a)(b)........       1,326         54,379
Electronic Arts, Inc. (b)...............       4,646         86,694
Intuit, Inc. (b)........................       5,852        200,958
Jack Henry & Associates, Inc. (a).......       2,196         52,836
McAfee, Inc. (b)........................       2,854        114,531
Microsoft Corp. ........................     118,425      3,466,300
Novell, Inc. (b)........................      10,951         65,596
Nuance Communications, Inc. (a)(b)......       4,619         76,860
Oracle Corp. ...........................      59,688      1,533,385
Parametric Technology Corp. (a)(b)......       5,000         90,250
Red Hat, Inc. (b).......................       4,148        121,412
Rovi Corp. (b)..........................         700         25,991
Salesforce.com, Inc. (a)(b).............       1,591        118,450
Smith Micro Software, Inc. (b)..........       1,960         17,326
Solera Holdings, Inc. ..................       1,740         67,251
Symantec Corp. (b)......................      14,081        238,251
Synopsys, Inc. (b)......................       4,115         92,053
TiVo, Inc. (a)(b).......................       3,070         52,558
Versant Corp. (a)(b)....................       2,490         37,549
Websense, Inc. (a)(b)...................         705         16,053
                                                       ------------
                                                          7,779,933
                                                       ------------
SPECIALTY RETAIL -- 2.3%
Abercrombie & Fitch Co. (Class A) (a)...       2,108         96,209
Advance Auto Parts, Inc. ...............       2,415        101,237
Aeropostale, Inc. (a)(b)................       1,228         35,403
American Eagle Outfitters, Inc. (a).....       4,250         78,710
AutoNation, Inc. (a)(b).................       4,481         81,016
AutoZone, Inc. (b)......................         681        117,874
Bed Bath & Beyond, Inc. (b).............       4,727        206,854
Best Buy Co., Inc. .....................       5,112        217,464
Chico's FAS, Inc. (a)...................       2,630         37,925
Dick's Sporting Goods, Inc. (a)(b)......       1,666         43,499
Foot Locker, Inc. ......................       3,776         56,791
GameStop Corp. (Class A) (a)(b).........       2,322         50,875
Genesco, Inc. (a)(b)....................         382         11,846

SPDR DOW JONES TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Limited Brands, Inc. (a)................       5,897   $    145,184
Lowe's Cos., Inc. ......................      20,731        502,519
O'Reilly Automotive, Inc. (a)(b)........       3,262        136,058
Office Depot, Inc. (b)..................       5,970         47,641
PetSmart, Inc. .........................       3,510        112,180
RadioShack Corp. .......................       3,428         77,576
Rent-A-Center, Inc. (b).................       2,400         56,760
Ross Stores, Inc. (a)...................       3,072        164,260
Staples, Inc. ..........................      11,309        264,517
The Gap, Inc. ..........................       9,004        208,082
The Home Depot, Inc. ...................      26,429        854,978
The Men's Wearhouse, Inc. (a)...........         781         18,697
The Sherwin-Williams Co. (a)............       1,217         82,367
The TJX Cos., Inc. .....................       6,135        260,860
Tiffany & Co. ..........................       2,599        123,427
Urban Outfitters, Inc. (b)..............       2,756        104,811
Williams-Sonoma, Inc. (a)...............       2,137         56,182
                                                       ------------
                                                          4,351,802
                                                       ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
Carter's, Inc. (b)......................       1,527         46,039
Coach, Inc. ............................       5,731        226,489
Hanesbrands, Inc. (b)...................       2,131         59,284
Iconix Brand Group, Inc. (a)(b).........         698         10,721
Jones Apparel Group, Inc. ..............       3,584         68,168
Liz Claiborne, Inc. (a)(b)..............       3,101         23,040
NIKE, Inc. (Class B)....................       4,341        319,064
Quiksilver, Inc. (a)(b).................       5,184         24,520
Under Armour, Inc. (Class A) (a)(b).....         887         26,087
V. F. Corp. (a).........................       1,042         83,516
Wolverine World Wide, Inc. .............       3,528        102,877
                                                       ------------
                                                            989,805
                                                       ------------
THRIFTS & MORTGAGE FINANCE -- 0.3%
Astoria Financial Corp. (a).............       1,977         28,666
Berkshire Hills Bancorp, Inc. (a).......       2,603         47,713
Federal National Mortgage
  Association (a)(b)....................      17,657         18,540
Freddie Mac (a)(b)......................      12,508         15,885
Hudson City Bancorp, Inc. ..............       4,814         68,166
MGIC Investment Corp. (a)(b)............       3,382         37,101
New York Community Bancorp, Inc. (a)....       4,168         68,939
NewAlliance Bancshares, Inc. (a)........       8,346        105,326
OceanFirst Financial Corp. .............       4,900         55,664
People's United Financial, Inc. ........       5,333         83,408
Radian Group, Inc. (a)..................       2,453         38,365
TF Financial Corp. NY...................         254          4,849
TrustCo Bank Corp. NY (a)...............       8,998         55,518
                                                       ------------
                                                            628,140
                                                       ------------
TOBACCO -- 1.3%
Altria Group, Inc. .....................      31,108        638,336
Lorillard, Inc. ........................       2,211        166,356
Philip Morris International, Inc. ......      29,563      1,542,006
Reynolds American, Inc. (a).............       3,140        169,497
                                                       ------------
                                                          2,516,195
                                                       ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.2%
Fastenal Co. (a)........................       3,157        151,504
Kaman Corp. (Class A) (a)...............       2,748         68,728
W.W. Grainger, Inc. (a).................         632         68,332
Willis Lease Finance Corp. (a)(b).......         504          7,953
                                                       ------------
                                                            296,517
                                                       ------------
WATER UTILITIES -- 0.1%
Aqua America, Inc. (a)..................       1,751         30,765
Artesian Resources Corp. (Class A) (a)..         504          8,901
Cadiz, Inc. (a)(b)......................         878         11,212
Connecticut Water Service, Inc. (a).....       1,228         28,576
Middlesex Water Co. (a).................       6,028        102,777
Pennichuck Corp. (a)....................         254          5,972
Southwest Water Co. ....................       2,525         26,361
The York Water Co. (a)..................       2,826         38,857
                                                       ------------
                                                            253,421
                                                       ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
American Tower Corp. (Class A) (b)......       6,666        284,038
Crown Castle International Corp. (b)....       4,589        175,438
Leap Wireless International,
  Inc. (a)(b)...........................       1,193         19,518
MetroPCS Communications, Inc. (a)(b)....       3,539         25,056
NII Holdings, Inc. (b)..................       3,126        130,229
SBA Communications Corp. (Class
  A) (a)(b).............................       2,200         79,354
Sprint Nextel Corp. (a)(b)..............      40,084        152,319
Telephone & Data Systems, Inc. .........       2,277         77,076
                                                       ------------
                                                            943,028
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $177,897,923)...................                190,859,375
                                                       ------------
SHORT TERM INVESTMENTS -- 10.4%
MONEY MARKET FUNDS -- 10.4%
State Street Institutional Liquid
  Reserves Fund (e).....................      88,200         88,200
State Street Navigator Securities
  Lending Prime Portfolio (e)(f)........  19,852,098     19,852,098
                                                       ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $19,940,298)....................                 19,940,298
                                                       ------------
TOTAL INVESTMENTS -- 110.3% (G)
  (Cost $197,838,221)...................                210,799,673
OTHER ASSETS AND
  LIABILITIES -- (10.3)%................                (19,640,049)
                                                       ------------
NET ASSETS -- 100.0%....................               $191,159,624
                                                       ============





(a) Security, or portion thereof, was on loan at March 31, 2010.
(b)  Non-income producing security.
(c) Affiliated issuer. (See accompanying Notes to Schedules of Investments.)
(d)  Amount shown represents less than 0.05% of net assets.
(e)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(f)  Investments of cash collateral for securities loaned.
(g) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR DOW JONES LARGE CAP ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 2.6%
Alliant Techsystems, Inc. (a)(b)........        138   $    11,219
Boeing Co. (a)..........................      2,725       197,862
General Dynamics Corp. .................      1,345       103,834
Goodrich Corp. .........................        515        36,318
Honeywell International, Inc. ..........      2,864       129,653
ITT Corp. (a)...........................        749        40,154
L-3 Communications Holdings, Inc. ......        492        45,082
Lockheed Martin Corp. ..................      1,214       101,029
Northrop Grumman Corp. .................      1,115        73,110
Precision Castparts Corp. (a)...........        577        73,112
Raytheon Co. ...........................      1,523        86,994
Rockwell Collins, Inc. (a)..............        654        40,934
Spirit Aerosystems Holdings,
  Inc. (a)(b)...........................        420         9,820
United Technologies Corp. ..............      3,548       261,168
                                                      -----------
                                                        1,210,289
                                                      -----------
AIR FREIGHT & LOGISTICS -- 0.8%
C.H. Robinson Worldwide, Inc. (a).......        702        39,207
Expeditors International
  Washington, Inc. .....................        878        32,416
FedEx Corp. ............................      1,198       111,893
United Parcel Service, Inc. (Class
  B) (a)................................      2,877       185,307
                                                      -----------
                                                          368,823
                                                      -----------
AIRLINES -- 0.2%
AMR Corp. (a)(b)........................      1,115        10,158
Delta Air Lines, Inc. (a)(b)............      3,036        44,295
Southwest Airlines Co. (a)..............      3,036        40,136
UAL Corp. (a)(b)........................        563        11,006
                                                      -----------
                                                          105,595
                                                      -----------
AUTO COMPONENTS -- 0.3%
BorgWarner, Inc. (a)(b).................        471        17,983
Johnson Controls, Inc. .................      2,724        89,865
Lear Corp. (b)..........................        153        12,140
The Goodyear Tire & Rubber Co. (a)(b)...        977        12,349
                                                      -----------
                                                          132,337
                                                      -----------
AUTOMOBILES -- 0.4%
Ford Motor Co. (a)(b)...................     13,282       166,955
Harley-Davidson, Inc. (a)...............        975        27,368
                                                      -----------
                                                          194,323
                                                      -----------
BEVERAGES -- 2.3%
Brown-Forman Corp. (Class B) (a)........        468        27,823
Coca-Cola Enterprises, Inc. ............      1,305        36,096
Constellation Brands, Inc. (Class
  A) (b)................................        792        13,021
Dr. Pepper Snapple Group, Inc. .........        955        33,587
Hansen Natural Corp. (a)(b).............        298        12,927
Molson Coors Brewing Co. (Class B)......        608        25,573
PepsiCo, Inc. ..........................      6,613       437,516
The Coca-Cola Co. (a)...................      8,643       475,365
                                                      -----------
                                                        1,061,908
                                                      -----------
BIOTECHNOLOGY -- 1.7%
Alexion Pharmaceuticals, Inc. (b).......        320        17,398
Amgen, Inc. (b).........................      4,091       244,478
Amylin Pharmaceuticals, Inc. (a)(b).....        566        12,729
Biogen Idec, Inc. (b)...................      1,061        60,859
Celgene Corp. (b).......................      1,863       115,432
Cephalon, Inc. (a)(b)...................        285        19,317
Dendreon Corp. (a)(b)...................        568        20,715
Genzyme Corp. (b).......................      1,116        57,842
Gilead Sciences, Inc. (b)...............      3,666       166,730
Human Genome Sciences, Inc. (a)(b)......        673        20,325
Myriad Genetics, Inc. (a)(b)............        385         9,259
OSI Pharmaceuticals, Inc. (a)(b)........        236        14,054
Talecris Biotherapeutics Holdings
  Corp. (a)(b)..........................        207         4,123
United Therapeutics Corp. (b)...........        150         8,300
Vertex Pharmaceuticals, Inc. (a)(b).....        752        30,734
                                                      -----------
                                                          802,295
                                                      -----------
BUILDING PRODUCTS -- 0.1%
Masco Corp. (a).........................      1,519        23,575
Owens Corning, Inc. (a)(b)..............        376         9,565
                                                      -----------
                                                           33,140
                                                      -----------
CAPITAL MARKETS -- 2.6%
Affiliated Managers Group, Inc. (a)(b)..        169        13,351
Ameriprise Financial, Inc. .............      1,101        49,941
BlackRock, Inc. ........................        179        38,979
E*TRADE Financial Corp. (a)(b)..........      6,205        10,238
Eaton Vance Corp. (a)...................        475        15,932
Federated Investors, Inc. (Class
  B) (a)................................        388        10,235
Franklin Resources, Inc. (a)............        659        73,083
Invesco, Ltd. ..........................      1,798        39,394
Jefferies Group, Inc. (a)...............        478        11,314
Legg Mason, Inc. (a)....................        672        19,266
Morgan Stanley..........................      4,981       145,894
Northern Trust Corp. (a)................      1,011        55,868
Raymond James Financial, Inc. (a).......        404        10,803
SEI Investments Co. ....................        571        12,545
State Street Corp. (c)..................      2,048        92,447
T. Rowe Price Group, Inc. (a)...........      1,075        59,050
TD Ameritrade Holding Corp. (a)(b)......        995        18,965
The Bank of New York Mellon Corp. ......      4,924       152,053
The Charles Schwab Corp. (a)............      3,880        72,517
The Goldman Sachs Group, Inc. ..........      1,751       298,773
                                                      -----------
                                                        1,200,648
                                                      -----------
CHEMICALS -- 2.1%
Air Products & Chemicals, Inc. .........        813        60,122
Airgas, Inc. ...........................        287        18,259
Albemarle Corp. (a).....................        375        15,986
Ashland, Inc. ..........................        246        12,982
Celanese Corp. (Series A)...............        612        19,492
CF Industries Holdings, Inc. ...........        237        21,610
E. I. du Pont de Nemours & Co. .........      3,516       130,936
Eastman Chemical Co. (a)................        296        18,849
Ecolab, Inc. (a)........................      1,015        44,609
FMC Corp. (a)...........................        306        18,525
Huntsman Corp. .........................        506         6,097
International Flavors & Fragrances,
  Inc. (a)..............................        325        15,493
Intrepid Potash, Inc. (a)(b)............        133         4,034
Lubrizol Corp. (a)......................        278        25,498
Monsanto Co. ...........................      2,248       160,552
Nalco Holding Co. ......................        466        11,338
PPG Industries, Inc. (a)................        678        44,341
Praxair, Inc. ..........................      1,285       106,655

SPDR DOW JONES LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
Sigma-Aldrich Corp. (a).................        441   $    23,664
Terra Industries, Inc. .................        422        19,311
The Dow Chemical Co. (a)................      4,670       138,092
The Mosaic Co. .........................        612        37,191
The Scotts Miracle-Gro Co. (Class
  A) (a)................................        183         8,482
The Valspar Corp. (a)...................        377        11,114
                                                      -----------
                                                          973,232
                                                      -----------
COMMERCIAL BANKS -- 2.9%
BB&T Corp. (a)..........................      2,840        91,988
BOK Financial Corp. (a).................         90         4,720
City National Corp. (a).................        171         9,229
Comerica, Inc. .........................        629        23,927
Commerce Bancshares, Inc. ..............        264        10,861
Cullen/Frost Bankers, Inc. (a)..........        233        13,001
Fifth Third Bancorp (a).................      3,106        42,211
First Horizon National Corp. (a)(b).....        870        12,227
Huntington Bancshares, Inc. ............      2,498        13,414
Keycorp.................................      3,379        26,187
M&T Bank Corp. (a)......................        323        25,640
Marshall & Ilsley Corp. ................      1,849        14,884
PNC Financial Services Group, Inc. .....      2,142       127,877
Regions Financial Corp. (a).............      5,075        39,839
SunTrust Banks, Inc. (a)................      2,103        56,339
U.S. Bancorp (a)........................      7,712       199,587
Wells Fargo & Co. ......................     19,917       619,817
                                                      -----------
                                                        1,331,748
                                                      -----------
COMMERCIAL SERVICES & SUPPLIES -- 0.5%
Avery Dennison Corp. (a)................        482        17,550
Cintas Corp. ...........................        550        15,450
Copart, Inc. (a)(b).....................        259         9,220
Corrections Corp. of America (a)(b).....        521        10,347
Covanta Holding Corp. (b)...............        506         8,430
Iron Mountain, Inc. (a).................        743        20,358
Pitney Bowes, Inc. (a)..................        869        21,247
R.R. Donnelley & Sons Co. ..............        858        18,318
Republic Services, Inc. ................      1,277        37,059
Stericycle, Inc. (a)(b).................        364        19,838
Waste Connections, Inc. (a)(b)..........        326        11,071
Waste Management, Inc. (a)..............      1,852        63,764
                                                      -----------
                                                          252,652
                                                      -----------
COMMUNICATIONS EQUIPMENT -- 2.4%
3Com Corp. (b)..........................      1,296         9,966
Brocade Communications Systems,
  Inc. (a)(b)...........................      1,498         8,554
Cisco Systems, Inc. (b).................     23,445       610,273
F5 Networks, Inc. (a)(b)................        281        17,284
Harris Corp. ...........................        556        26,404
Juniper Networks, Inc. (a)(b)...........      2,176        66,760
Motorola, Inc. (b)......................      8,722        61,229
QUALCOMM, Inc. (a)......................      6,812       286,036
Tellabs, Inc. ..........................      1,314         9,947
                                                      -----------
                                                        1,096,453
                                                      -----------
COMPUTERS & PERIPHERALS -- 3.9%
Apple, Inc. (b).........................      3,687       866,187
Dell, Inc. (b)..........................      7,110       106,721
EMC Corp. (b)...........................      8,403       151,590
Hewlett-Packard Co. ....................      9,630       511,834
NCR Corp. (a)(b)........................        680         9,384
NetApp, Inc. (a)(b).....................      1,353        44,054
SanDisk Corp. (a)(b)....................        934        32,344
Seagate Technology (a)(b)...............      2,000        36,520
Teradata Corp. (b)......................        739        21,350
Western Digital Corp. (b)...............        906        35,325
                                                      -----------
                                                        1,815,309
                                                      -----------
CONSTRUCTION & ENGINEERING -- 0.3%
Aecom Technology Corp. (b)..............        398        11,291
Fluor Corp. (a).........................        746        34,697
Jacobs Engineering Group, Inc. (a)(b)...        507        22,911
KBR, Inc. ..............................        676        14,980
Quanta Services, Inc. (a)(b)............        812        15,558
The Shaw Group, Inc. (b)................        409        14,078
URS Corp. (a)(b)........................        348        17,264
                                                      -----------
                                                          130,779
                                                      -----------
CONSTRUCTION MATERIALS -- 0.1%
Martin Marietta Materials, Inc. (a).....        170        14,204
Vulcan Materials Co. (a)................        472        22,297
                                                      -----------
                                                           36,501
                                                      -----------
CONSUMER FINANCE -- 0.7%
American Express Co. ...................      4,238       174,860
AmeriCredit Corp. (a)(b)................        180         4,277
Capital One Financial Corp. (a).........      1,822        75,449
Discover Financial Services.............      2,244        33,435
SLM Corp. (a)(b)........................      1,930        24,164
                                                      -----------
                                                          312,185
                                                      -----------
CONTAINERS & PACKAGING -- 0.3%
AptarGroup, Inc. (a)....................        267        10,506
Ball Corp. .............................        389        20,765
Bemis Co., Inc. ........................        423        12,148
Crown Holdings, Inc. (b)................        660        17,794
Owens-Illinois, Inc. (a)(b).............        703        24,985
Pactiv Corp. (b)........................        541        13,622
Sealed Air Corp. (a)....................        659        13,892
Sonoco Products Co. (a).................        406        12,501
                                                      -----------
                                                          126,213
                                                      -----------
DISTRIBUTORS -- 0.1%
Genuine Parts Co. (a)...................        665        28,090
                                                      -----------
DIVERSIFIED CONSUMER SERVICES -- 0.3%
Apollo Group, Inc. (a)(b)...............        545        33,403
Career Education Corp. (a)(b)...........        177         5,600
DeVry, Inc. ............................        255        16,626
Education Management Corp. (a)(b).......         82         1,796
H&R Block, Inc. (a).....................      1,396        24,849
ITT Educational Services, Inc. (a)(b)...        161        18,109
Strayer Education, Inc. (a).............         56        13,637
Weight Watchers International,
  Inc. (a)..............................        156         3,983
                                                      -----------
                                                          118,003
                                                      -----------
DIVERSIFIED FINANCIAL SERVICES -- 4.4%
Bank of America Corp. ..................     40,410       721,319
CIT Group, Inc. (b).....................        851        33,155
Citigroup, Inc. (b).....................     83,450       337,973
CME Group, Inc. (a).....................        274        86,614

SPDR DOW JONES LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
Intercontinental Exchange, Inc. (b).....        300   $    33,654
JPMorgan Chase & Co. ...................     16,226       726,113
Leucadia National Corp. (a)(b)..........        709        17,590
Moody's Corp. (a).......................        792        23,562
MSCI, Inc. (Class A) (a)(b).............        375        13,538
NYSE Euronext (a).......................      1,066        31,564
The NASDAQ OMX Group, Inc. (a)(b).......        654        13,812
                                                      -----------
                                                        2,038,894
                                                      -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.4%
AT&T, Inc. (a)..........................     24,151       624,062
CenturyTel, Inc. (a)....................      1,228        43,545
Frontier Communications Corp. (a).......      1,295         9,635
Level 3 Communications, Inc. (a)(b).....      6,560        10,627
Qwest Communications International,
  Inc. (a)..............................      5,862        30,599
Verizon Communications, Inc. ...........     11,593       359,615
Windstream Corp. (a)....................      1,826        19,885
                                                      -----------
                                                        1,097,968
                                                      -----------
ELECTRIC UTILITIES -- 1.8%
Allegheny Energy, Inc. (a)..............        698        16,054
American Electric Power Co., Inc. ......      1,965        67,164
DPL, Inc. ..............................        470        12,779
Duke Energy Corp. (a)...................      5,359        87,459
Edison International....................      1,238        42,302
Entergy Corp. ..........................        779        63,372
Exelon Corp. (a)........................      2,747       120,346
FirstEnergy Corp. (a)...................      1,253        48,980
FPL Group, Inc. ........................      1,549        74,863
ITC Holdings Corp. (a)..................        203        11,165
Northeast Utilities (a).................        755        20,868
NV Energy, Inc. ........................        963        11,874
Pepco Holdings, Inc. (a)................        891        15,281
Pinnacle West Capital Corp. (a).........        417        15,733
PPL Corp. ..............................      1,535        42,535
Progress Energy, Inc. (a)...............      1,185        46,641
Southern Co. (a)........................      3,292       109,163
Westar Energy, Inc. ....................        444         9,901
                                                      -----------
                                                          816,480
                                                      -----------
ELECTRICAL EQUIPMENT -- 0.6%
AMETEK, Inc. (a)........................        435        18,035
Emerson Electric Co. (a)................      3,102       156,155
First Solar, Inc. (a)(b)................        186        22,813
Hubbell, Inc. (Class B).................        221        11,145
Rockwell Automation, Inc. (a)...........        629        35,450
Roper Industries, Inc. (a)..............        368        21,285
SunPower Corp. (Class A) (a)(b).........        453         8,562
                                                      -----------
                                                          273,445
                                                      -----------
ELECTRONIC EQUIPMENT, INSTRUMENTS &
  COMPONENTS -- 0.7%
Agilent Technologies, Inc. (a)(b).......      1,471        50,588
Amphenol Corp. (Class A) (a)............        726        30,630
Arrow Electronics, Inc. (b).............        497        14,975
Avnet, Inc. (b).........................        609        18,270
Corning, Inc. ..........................      6,529       131,951
Dolby Laboratories, Inc. (Class
  A) (a)(b).............................        219        12,849
FLIR Systems, Inc. (b)..................        581        16,384
Ingram Micro, Inc. (Class A) (b)........        585        10,267
Itron, Inc. (b).........................        134         9,724
Jabil Circuit, Inc. ....................        688        11,139
Mettler-Toledo International,
  Inc. (a)(b)...........................        136        14,851
Molex, Inc. (a).........................        548        11,431
Trimble Navigation, Ltd. (b)............        520        14,934
                                                      -----------
                                                          347,993
                                                      -----------
ENERGY EQUIPMENT & SERVICES -- 1.8%
Baker Hughes, Inc. (a)..................      1,269        59,440
BJ Services Co. ........................      1,219        26,086
Cameron International Corp. (a)(b)......        993        42,560
Diamond Offshore Drilling, Inc. (a).....        272        24,156
FMC Technologies, Inc. (a)(b)...........        530        34,254
Halliburton Co. ........................      3,682       110,939
Helmerich & Payne, Inc. (a).............        386        14,699
Nabors Industries, Ltd. (a)(b)..........      1,176        23,085
National-Oilwell Varco, Inc. ...........      1,693        68,702
Oceaneering International, Inc. (a)(b)..        188        11,936
Patterson-UTI Energy, Inc. (a)..........        641         8,955
Pride International, Inc. (b)...........        713        21,468
Rowan Cos., Inc. (a)(b).................        446        12,983
Schlumberger, Ltd. (a)..................      4,828       306,385
Smith International, Inc. ..............        957        40,979
Tidewater, Inc. (a).....................        214        10,116
                                                      -----------
                                                          816,743
                                                      -----------
FOOD & STAPLES RETAILING -- 2.5%
Costco Wholesale Corp. (a)..............      1,776       106,045
CVS Caremark Corp. .....................      5,689       207,990
Safeway, Inc. (a).......................      1,773        44,077
SUPERVALU, Inc. ........................        876        14,612
Sysco Corp. ............................      2,429        71,656
The Kroger Co. .........................      2,528        54,756
Wal-Mart Stores, Inc. ..................      8,778       488,057
Walgreen Co. ...........................      4,081       151,364
Whole Foods Market, Inc. (a)(b).........        481        17,388
                                                      -----------
                                                        1,155,945
                                                      -----------
FOOD PRODUCTS -- 1.8%
Archer-Daniels-Midland Co. .............      2,418        69,880
Bunge, Ltd. (a).........................        510        31,431
Campbell Soup Co. (a)...................        926        32,734
ConAgra Foods, Inc. ....................      1,867        46,806
Dean Foods Co. (a)(b)...................        722        11,328
Flowers Foods, Inc. (a).................        353         8,733
General Mills, Inc. ....................      1,278        90,470
Green Mountain Coffee Roasters,
  Inc. (a)(b)...........................        134        12,974
H.J. Heinz Co. (a)......................      1,293        58,974
Hormel Foods Corp. (a)..................        303        12,729
Kellogg Co. (a).........................        985        52,629
Kraft Foods, Inc. (Class A) (a).........      6,528       197,407
McCormick & Co., Inc. (a)...............        475        18,221
Mead Johnson Nutrition Co. .............        880        45,786
Ralcorp Holdings, Inc. (b)..............        234        15,861
Sara Lee Corp. .........................      2,713        37,792
Smithfield Foods, Inc. (a)(b)...........        550        11,407
The Hershey Co. (a).....................        666        28,511
The J.M. Smucker Co. ...................        487        29,347

SPDR DOW JONES LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
Tyson Foods, Inc. (Class A).............      1,201   $    22,999
                                                      -----------
                                                          836,019
                                                      -----------
GAS UTILITIES -- 0.3%
AGL Resources, Inc. ....................        317        12,252
Atmos Energy Corp. .....................        376        10,742
Energen Corp. ..........................        265        12,330
EQT Corp. ..............................        542        22,222
National Fuel Gas Co. (a)...............        280        14,154
ONEOK, Inc. (a).........................        408        18,625
Questar Corp. (a).......................        713        30,802
UGI Corp. ..............................        442        11,731
                                                      -----------
                                                          132,858
                                                      -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.1%
Baxter International, Inc. .............      2,429       141,368
Beckman Coulter, Inc. ..................        250        15,700
Becton, Dickinson & Co. (a).............        932        73,376
Boston Scientific Corp. (a)(b)..........      6,102        44,056
C.R. Bard, Inc. ........................        409        35,428
CareFusion Corp. (b)....................        734        19,400
DENTSPLY International, Inc. (a)........        571        19,899
Edwards Lifesciences Corp. (a)(b).......        233        23,039
Gen-Probe, Inc. (a)(b)..................        222        11,100
Hologic, Inc. (b).......................      1,045        19,374
Hospira, Inc. (b).......................        659        37,332
IDEXX Laboratories, Inc. (a)(b).........        250        14,388
Intuitive Surgical, Inc. (a)(b).........        155        53,960
Inverness Medical Innovations,
  Inc. (a)(b)...........................        318        12,386
Kinetic Concepts, Inc. (a)(b)...........        212        10,136
Medtronic, Inc. ........................      4,575       206,012
ResMed, Inc. (a)(b).....................        310        19,732
St. Jude Medical, Inc. (a)(b)...........      1,420        58,291
Stryker Corp. (a).......................      1,252        71,640
Teleflex, Inc. .........................        165        10,572
Varian Medical Systems, Inc. (a)(b).....        519        28,716
Zimmer Holdings, Inc. (b)...............        837        49,550
                                                      -----------
                                                          975,455
                                                      -----------
HEALTH CARE PROVIDERS & SERVICES -- 2.2%
Aetna, Inc. ............................      1,807        63,444
AmerisourceBergen Corp. ................      1,255        36,295
Cardinal Health, Inc. ..................      1,468        52,892
CIGNA Corp. ............................      1,133        41,445
Community Health Systems, Inc. (a)(b)...        384        14,181
Coventry Health Care, Inc. (b)..........        613        15,153
DaVita, Inc. (b)........................        438        27,769
Express Scripts, Inc. (Class A) (b).....      1,053       107,153
Henry Schein, Inc. (a)(b)...............        382        22,500
Humana, Inc. (b)........................        703        32,879
Laboratory Corp. of America
  Holdings (a)(b).......................        443        33,540
Lincare Holdings, Inc. (a)(b)...........        298        13,374
McKesson Corp. .........................      1,130        74,264
Medco Health Solutions, Inc. (b)........      1,951       125,957
Omnicare, Inc. (a)......................        445        12,589
Patterson Cos., Inc. (a)................        410        12,730
Quest Diagnostics, Inc. (a).............        604        35,207
UnitedHealth Group, Inc. ...............      4,775       155,999
Universal Health Services, Inc.
  (Class B).............................        380        13,334
WellPoint, Inc. (b).....................      1,865       120,069
                                                      -----------
                                                        1,010,774
                                                      -----------
HEALTH CARE TECHNOLOGY -- 0.0% (D)
Cerner Corp. (a)(b).....................        266        22,626
                                                      -----------
HOTELS, RESTAURANTS & LEISURE -- 1.7%
Burger King Holdings, Inc. (a)..........        375         7,973
Carnival Corp. .........................      1,746        67,884
Chipotle Mexican Grill, Inc. (a)(b).....        130        14,647
Darden Restaurants, Inc. (a)............        616        27,437
Hyatt Hotels Corp. (Class A) (a)(b).....        157         6,117
International Game Technology (a).......      1,234        22,767
Las Vegas Sands Corp. (a)(b)............      1,862        39,381
Marriott International, Inc. (Class
  A) (a)................................      1,271        40,062
McDonald's Corp. .......................      4,435       295,903
MGM MIRAGE, Inc. (a)(b).................      1,019        12,228
Penn National Gaming, Inc. (a)(b).......        344         9,563
Royal Caribbean Cruises, Ltd. (a)(b)....        564        18,606
Starbucks Corp. (a).....................      3,024        73,393
Starwood Hotels & Resorts Worldwide,
  Inc. (a)..............................        703        32,788
Wendy's/Arby's Group, Inc. (Class
  A) (a)................................      1,826         9,130
Wyndham Worldwide Corp. (a).............        656        16,879
Wynn Resorts, Ltd. .....................        296        22,446
Yum! Brands, Inc. ......................      1,907        73,095
                                                      -----------
                                                          790,299
                                                      -----------
HOUSEHOLD DURABLES -- 0.5%
D.R. Horton, Inc. (a)...................      1,131        14,251
Fortune Brands, Inc. (a)................        628        30,464
Garmin, Ltd. (a)........................        504        19,394
Harman International Industries,
  Inc. (b)..............................        231        10,806
Leggett & Platt, Inc. (a)...............        657        14,217
Lennar Corp. (Class A) (a)..............        507         8,725
Mohawk Industries, Inc. (a)(b)..........        222        12,072
Newell Rubbermaid, Inc. (a).............      1,140        17,328
NVR, Inc. (a)(b)........................         25        18,163
Pulte Homes, Inc. (a)(b)................      1,330        14,963
Stanley Black & Decker, Inc. (a)........        652        37,431
Toll Brothers, Inc. (a)(b)..............        554        11,523
Whirlpool Corp. (a).....................        306        26,699
                                                      -----------
                                                          236,036
                                                      -----------
HOUSEHOLD PRODUCTS -- 2.4%
Church & Dwight Co., Inc. ..............        287        19,214
Colgate-Palmolive Co. (a)...............      2,018       172,055
Energizer Holdings, Inc. (a)(b).........        332        20,836
Kimberly-Clark Corp. ...................      1,709       107,462
Procter & Gamble Co. ...................     11,922       754,305
The Clorox Co. (a)......................        571        36,624
                                                      -----------
                                                        1,110,496
                                                      -----------
INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS -- 0.2%
Calpine Corp. (b).......................      1,468        17,455
Constellation Energy Group, Inc. .......        735        25,806
Mirant Corp. (b)........................        647         7,026
NRG Energy, Inc. (a)(b).................      1,071        22,384

SPDR DOW JONES LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
The AES Corp. (a)(b)....................      2,753   $    30,283
                                                      -----------
                                                          102,954
                                                      -----------
INDUSTRIAL CONGLOMERATES -- 2.3%
3M Co. .................................      2,666       222,798
General Electric Co. ...................     43,406       789,989
McDermott International, Inc. (a)(b)....        940        25,305
Textron, Inc. (a).......................      1,010        21,442
                                                      -----------
                                                        1,059,534
                                                      -----------
INSURANCE -- 4.3%
AFLAC, Inc. (a).........................      1,922       104,345
Alleghany Corp. (b).....................         21         6,229
Allied World Assurance Company
  Holdings, Ltd. .......................        145         6,503
American Financial Group, Inc. .........        319         9,076
American International Group,
  Inc. (a)(b)...........................        485        16,558
American National Insurance Co. ........         45         5,109
AON Corp. (a)...........................        978        41,770
Arch Capital Group, Ltd. (b)............        205        15,631
Assurant, Inc. .........................        487        16,743
Assured Guaranty, Ltd. .................        481        10,568
Axis Capital Holdings, Ltd. (a).........        584        18,256
Berkshire Hathaway, Inc. (Class
  B) (a)(b).............................      7,770       631,468
Brown & Brown, Inc. (a).................        468         8,387
Chubb Corp. ............................      1,371        71,086
Cincinnati Financial Corp. (a)..........        624        18,034
CNA Financial Corp. (a)(b)..............        113         3,019
Everest Re Group, Ltd. .................        241        19,504
Fidelity National Financial, Inc. (Class
  A) (a)................................        984        14,583
First American Corp. (a)................        537        18,172
Genworth Financial, Inc. (Class A) (b)..      2,083        38,202
Hartford Financial Services Group,
  Inc. (a)..............................      1,646        46,779
HCC Insurance Holdings, Inc. ...........        474        13,082
Lincoln National Corp. .................      1,252        38,436
Loews Corp. (a).........................      1,463        54,541
Markel Corp. (a)(b).....................         38        14,237
Marsh & McLennan Cos., Inc. (a).........      2,115        51,648
MetLife, Inc. ..........................      2,362       102,369
Old Republic International Corp. (a)....        950        12,046
PartnerRe, Ltd. ........................        302        24,076
Principal Financial Group, Inc. (a).....      1,272        37,155
Prudential Financial, Inc. .............      1,849       111,865
Reinsurance Group of America, Inc. (a)..        300        15,756
RenaissanceRe Holdings, Ltd. ...........        252        14,304
The Allstate Corp. .....................      2,232        72,116
The Hanover Insurance Group, Inc. ......        216         9,420
The Progressive Corp. ..................      2,615        49,920
The Travelers Cos., Inc. ...............      2,052       110,685
Torchmark Corp. ........................        360        19,264
Transatlantic Holdings, Inc. ...........        227        11,986
Unum Group (a)..........................      1,365        33,811
Validus Holdings, Ltd. (a)..............        297         8,176
W.R. Berkley Corp. (a)..................        591        15,419
Wesco Financial Corp. ..................          4         1,542
White Mountains Insurance Group,
  Ltd. (a)..............................         34        12,070
XL Capital, Ltd. (Class A)..............      1,317        24,891
                                                      -----------
                                                        1,978,837
                                                      -----------
INTERNET & CATALOG RETAIL -- 0.7%
Amazon.com, Inc. (a)(b).................      1,400       190,022
Expedia, Inc. (a).......................        853        21,291
Liberty Media Corp -- Interactive (Class
  A) (b)................................      2,513        38,474
Netflix, Inc. (a)(b)....................        188        13,863
Priceline.com, Inc. (a)(b)..............        167        42,585
                                                      -----------
                                                          306,235
                                                      -----------
INTERNET SOFTWARE & SERVICES -- 1.8%
Akamai Technologies, Inc. (a)(b)........        692        21,736
AOL, Inc. (a)(b)........................        442        11,174
eBay, Inc. (a)(b).......................      4,522       121,868
Equinix, Inc. (a)(b)....................        137        13,336
Google, Inc. (Class A) (b)..............        934       529,587
IAC/InterActive Corp. (b)...............        346         7,868
VeriSign, Inc. (a)(b)...................        800        20,808
Yahoo!, Inc. (b)........................      5,312        87,807
                                                      -----------
                                                          814,184
                                                      -----------
IT SERVICES -- 3.0%
Alliance Data Systems Corp. (a)(b)......        215        13,758
Automatic Data Processing, Inc. ........      2,099        93,343
Broadridge Financial Solutions, Inc. ...        577        12,336
Cognizant Technology Solutions Corp.
  (Class A) (b).........................      1,187        60,513
Computer Sciences Corp. (b).............        626        34,111
DST Systems, Inc. (a)...................        171         7,088
Fidelity National Information Services,
  Inc. (a)..............................      1,276        29,909
Fiserv, Inc. (a)(b).....................        673        34,161
Genpact, Ltd. (a)(b)....................        286         4,796
Global Payments, Inc. (a)...............        330        15,032
Hewitt Associates, Inc. (Class
  A) (a)(b).............................        363        14,440
International Business Machines Corp. ..      5,282       677,416
Lender Processing Services, Inc. .......        390        14,723
Mastercard, Inc. (Class A)..............        397       100,838
Paychex, Inc. (a).......................      1,339        41,107
SAIC, Inc. (a)(b).......................      1,495        26,462
The Western Union Co. (a)...............      2,955        50,117
Total System Services, Inc. (a).........        824        12,904
Visa, Inc. (Class A) (a)................      1,767       160,850
                                                      -----------
                                                        1,403,904
                                                      -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.1%
Hasbro, Inc. ...........................        525        20,097
Mattel, Inc. ...........................      1,481        33,678
                                                      -----------
                                                           53,775
                                                      -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.5%
Charles River Laboratories
  International, Inc. (a)(b)............        288        11,321
Covance, Inc. (a)(b)....................        267        16,391
Illumina, Inc. (a)(b)...................        509        19,800
Life Technologies Corp. (a)(b)..........        709        37,060
Millipore Corp. (b).....................        222        23,443

SPDR DOW JONES LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
PerkinElmer, Inc. (a)...................        492   $    11,759
Pharmaceutical Product Development,
  Inc. (a)..............................        427        10,141
Techne Corp. (a)........................        154         9,808
Thermo Fisher Scientific, Inc. (b)......      1,619        83,282
Waters Corp. (a)(b).....................        408        27,556
                                                      -----------
                                                          250,561
                                                      -----------
MACHINERY -- 1.9%
AGCO Corp. (a)(b).......................        371        13,308
Bucyrus International, Inc. (a).........        270        17,817
Caterpillar, Inc. (a)...................      2,575       161,839
Cummins, Inc. (a).......................        762        47,206
Danaher Corp. (a).......................      1,015        81,109
Deere & Co. (a).........................      1,736       103,223
Donaldson Co., Inc. (a).................        282        12,724
Dover Corp. ............................        778        36,371
Eaton Corp. (a).........................        679        51,448
Flowserve Corp. (a).....................        238        26,244
Harsco Corp. ...........................        347        11,083
Illinois Tool Works, Inc. (a)...........      1,811        85,769
Joy Global, Inc. .......................        439        24,847
Lincoln Electric Holdings, Inc. (a).....        169         9,182
Navistar International Corp. (a)(b).....        258        11,540
Oshkosh Corp. (b).......................        307        12,384
PACCAR, Inc. (a)........................      1,419        61,499
Pall Corp. .............................        493        19,962
Parker-Hannifin Corp. ..................        662        42,858
Pentair, Inc. (a).......................        403        14,355
SPX Corp. ..............................        222        14,723
                                                      -----------
                                                          859,491
                                                      -----------
MEDIA -- 3.0%
Cablevision Systems Corp. (Class A).....        947        22,861
CBS Corp. (a)...........................      2,512        35,017
Clear Channel Outdoor Holdings, Inc.
  (Class A) (a)(b)......................        164         1,740
Comcast Corp. (Class A) (a).............     11,619       218,669
DIRECTV (Class A) (b)...................      3,749       126,754
Discovery Communications, Inc. (Series
  A) (a)(b).............................      1,156        39,061
DISH Network Corp. (Class A)............        876        18,238
DreamWorks Animation SKG, Inc. (Class
  A) (a)(b).............................        235         9,257
Gannett Co., Inc. (a)...................        823        13,596
Interactive Data Corp. (a)..............        149         4,768
John Wiley & Sons, Inc. (Class A) (a)...        207         8,959
Liberty Global, Inc. (Series A) (a)(b)..      1,019        29,714
Liberty Media -- Starz (Series A) (b)...        214        11,701
News Corp. (Class A)....................      9,558       137,731
Omnicom Group, Inc. (a).................      1,281        49,716
Scripps Networks Interactive (Class
  A) (a)................................        337        14,946
Sirius XM Radio, Inc. (b)...............     13,064        11,372
The Interpublic Group of Cos.,
  Inc. (a)(b)...........................      2,005        16,682
The McGraw-Hill Cos., Inc. (a)..........      1,325        47,236
The Walt Disney Co. (a).................      7,377       257,531
The Washington Post Co. (Class B) (a)...         23        10,216
Time Warner Cable, Inc. (a).............      1,426        76,020
Time Warner, Inc. ......................      4,690       146,656
Viacom, Inc. (Class B) (a)(b)...........      2,213        76,083
Virgin Media, Inc. (a)..................      1,218        21,023
                                                      -----------
                                                        1,405,547
                                                      -----------
METALS & MINING -- 1.1%
Alcoa, Inc. (a).........................      4,007        57,060
Allegheny Technologies, Inc. (a)........        386        20,840
Cliffs Natural Resources, Inc. (a)......        548        38,881
Freeport-McMoRan Copper & Gold,
  Inc. (a)..............................      1,725       144,106
Newmont Mining Corp. ...................      1,960        99,823
Nucor Corp. (a).........................      1,184        53,730
Reliance Steel & Aluminum Co. (a).......        266        13,095
Southern Copper Corp. ..................        915        28,978
Steel Dynamics, Inc. (a)................        776        13,557
United States Steel Corp. (a)...........        585        37,159
Walter Energy, Inc. (a).................        218        20,115
                                                      -----------
                                                          527,344
                                                      -----------
MULTI-UTILITIES -- 1.3%
Alliant Energy Corp. (a)................        459        15,266
Ameren Corp. ...........................        864        22,533
CenterPoint Energy, Inc. ...............      1,464        21,023
CMS Energy Corp. (a)....................        914        14,130
Consolidated Edison, Inc. (a)...........      1,128        50,241
Dominion Resources, Inc. (a)............      2,492       102,446
DTE Energy Co. (a)......................        677        30,194
Integrys Energy Group, Inc. (a).........        317        15,020
MDU Resources Group, Inc. ..............        696        15,020
NiSource, Inc. (a)......................      1,122        17,728
NSTAR (a)...............................        439        15,549
OGE Energy Corp. (a)....................        390        15,187
PG&E Corp. (a)..........................      1,505        63,842
Public Service Enterprise Group, Inc. ..      2,095        61,844
SCANA Corp. (a).........................        457        17,179
Sempra Energy...........................        932        46,507
TECO Energy, Inc. (a)...................        823        13,078
Vectren Corp. (a).......................        335         8,281
Wisconsin Energy Corp. (a)..............        485        23,964
Xcel Energy, Inc. (a)...................      1,850        39,220
                                                      -----------
                                                          608,252
                                                      -----------
MULTILINE RETAIL -- 0.8%
Dollar General Corp. (a)(b).............        141         3,560
Dollar Tree Stores, Inc. (a)(b).........        373        22,089
Family Dollar Stores, Inc. (a)..........        544        19,916
J. C. Penney Co., Inc. (a)..............        810        26,058
Kohl's Corp. (b)........................      1,183        64,805
Macy's, Inc. ...........................      1,725        37,553
Nordstrom, Inc. (a).....................        703        28,718
Sears Holdings Corp. (a)(b).............        180        19,517
Target Corp. ...........................      2,814       148,016
                                                      -----------
                                                          370,232
                                                      -----------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp. (a).........................      5,486        53,489
                                                      -----------
OIL, GAS & CONSUMABLE FUELS -- 8.8%
Alpha Natural Resources, Inc. (a)(b)....        441        22,002
Anadarko Petroleum Corp. ...............      1,983       144,422

SPDR DOW JONES LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
Apache Corp. ...........................      1,388   $   140,882
Arch Coal, Inc. (a).....................        585        13,367
Cabot Oil & Gas Corp. (a)...............        439        16,155
Chesapeake Energy Corp. (a).............      2,691        63,615
Chevron Corp. ..........................      8,148       617,863
Cimarex Energy Co. (a)..................        335        19,892
CNX Gas Corp. (a)(b)....................        115         4,376
Cobalt International Energy,
  Inc. (a)(b)...........................        261         3,550
Concho Resources, Inc. (a)(b)...........        254        12,791
ConocoPhillips..........................      5,349       273,708
CONSOL Energy, Inc. (a).................        762        32,507
Continental Resources, Inc. (a)(b)......        136         5,787
Denbury Resources, Inc. (a)(b)..........      1,579        26,638
Devon Energy Corp. .....................      1,726       111,206
El Paso Corp. ..........................      2,920        31,653
EOG Resources, Inc. ....................      1,015        94,334
EXCO Resources, Inc. ...................        706        12,976
Exxon Mobil Corp. (a)...................     19,335     1,295,058
Forest Oil Corp. (a)(b).................        452        11,671
Hess Corp. .............................      1,219        76,248
Marathon Oil Corp. .....................      2,924        92,515
Massey Energy Co. ......................        304        15,896
Murphy Oil Corp. (a)....................        780        43,828
Newfield Exploration Co. (b)............        537        27,951
Noble Energy, Inc. .....................        705        51,465
Occidental Petroleum Corp. .............      3,276       276,953
Peabody Energy Corp. ...................      1,113        50,864
Petrohawk Energy Corp. (a)(b)...........      1,225        24,843
Pioneer Natural Resources Co. (a).......        495        27,878
Plains Exploration & Production
  Co. (a)(b)............................        536        16,075
Quicksilver Resources, Inc. (a)(b)......        465         6,543
Range Resources Corp. (a)...............        639        29,950
Southern Union Co. .....................        336         8,524
Southwestern Energy Co. (b).............      1,413        57,537
Spectra Energy Corp. (a)................      2,688        60,561
Sunoco, Inc. (a)........................        491        14,588
The Williams Cos., Inc. ................      2,387        55,140
Ultra Petroleum Corp. (a)(b)............        625        29,144
Valero Energy Corp. (a).................      2,216        43,655
Whiting Petroleum Corp. (a)(b)..........        206        16,653
XTO Energy, Inc. (a)....................      2,378       112,194
                                                      -----------
                                                        4,093,458
                                                      -----------
PAPER & FOREST PRODUCTS -- 0.2%
International Paper Co. ................      1,596        39,278
MeadWestvaco Corp. (a)..................        675        17,246
Weyerhaeuser Co. (a)....................        871        39,430
                                                      -----------
                                                           95,954
                                                      -----------
PERSONAL PRODUCTS -- 0.2%
Alberto-Culver Co. .....................        359         9,388
Avon Products, Inc. (a).................      1,768        59,882
The Estee Lauder Cos., Inc. (Class
  A) (a)................................        489        31,721
                                                      -----------
                                                          100,991
                                                      -----------
PHARMACEUTICALS -- 5.7%
Abbott Laboratories.....................      6,235       328,460
Allergan, Inc. .........................      1,278        83,479
Bristol-Myers Squibb Co. (a)............      7,043       188,048
Eli Lilly & Co. ........................      4,020       145,604
Endo Pharmaceuticals Holdings,
  Inc. (a)(b)...........................        426        10,092
Forest Laboratories, Inc. (b)...........      1,261        39,545
Johnson & Johnson.......................     11,249       733,435
King Pharmaceuticals, Inc. (b)..........      1,008        11,854
Merck & Co., Inc. ......................     12,657       472,739
Mylan, Inc. (a)(b)......................      1,247        28,319
Perrigo Co. (a).........................        351        20,611
Pfizer, Inc. ...........................     32,731       561,337
Valeant Pharmaceuticals
  International (a)(b)..................        228         9,783
Watson Pharmaceuticals, Inc. (b)........        428        17,878
                                                      -----------
                                                        2,651,184
                                                      -----------
PROFESSIONAL SERVICES -- 0.2%
Equifax, Inc. (a).......................        526        18,831
FTI Consulting, Inc. (a)(b).............        203         7,982
IHS, Inc. (Class A) (a)(b)..............        193        10,320
Manpower, Inc. (a)......................        319        18,221
Robert Half International, Inc. (a).....        682        20,753
The Dun & Bradstreet Corp. .............        221        16,447
Towers Watson & Co. (Class A) (a).......        173         8,218
Verisk Analytics, Inc. (Class A) (b)....        352         9,926
                                                      -----------
                                                          110,698
                                                      -----------
REAL ESTATE INVESTMENT TRUSTS -- 1.6%
AMB Property Corp. (a)..................        643        17,515
Annaly Capital Management, Inc. ........      2,211        37,985
AvalonBay Communities, Inc. (a).........        328        28,323
Boston Properties, Inc. (a).............        588        44,359
Digital Realty Trust, Inc. (a)..........        288        15,609
Equity Residential (a)..................      1,125        44,044
Federal Realty Investment Trust (a).....        238        17,329
HCP, Inc. (a)...........................      1,131        37,323
Health Care REIT, Inc. .................        553        25,012
Host Hotels & Resorts, Inc. (a).........      2,491        36,493
Kimco Realty Corp. (a)..................      1,676        26,213
Liberty Property Trust (a)..............        401        13,610
Nationwide Health Properties, Inc. (a)..        420        14,763
Piedmont Office Realty Trust, Inc.
  (Class A) (a).........................        239         4,744
Plum Creek Timber Co., Inc. (a).........        704        27,393
ProLogis (a)............................      1,862        24,578
Public Storage (a)......................        528        48,571
Rayonier, Inc. (a)......................        322        14,628
Realty Income Corp. (a).................        427        13,105
Regency Centers Corp. (a)...............        383        14,351
Simon Property Group, Inc. .............      1,181        99,086
SL Green Realty Corp. (a)...............        273        15,635
The Macerich Co. .......................        334        12,795
Ventas, Inc. ...........................        690        32,761
Vornado Realty Trust (a)................        733        55,488
                                                      -----------
                                                          721,713
                                                      -----------

SPDR DOW JONES LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
Brookfield Properties Corp. (a).........      1,128   $    17,326
CB Richard Ellis Group, Inc. (Class
  A) (a)(b).............................      1,039        16,468
The St. Joe Co. (a)(b)..................        376        12,164
                                                      -----------
                                                           45,958
                                                      -----------
ROAD & RAIL -- 0.8%
CSX Corp. ..............................      1,646        83,781
Hertz Global Holdings, Inc. (a)(b)......        931         9,301
J.B. Hunt Transport Services, Inc. .....        361        12,953
Kansas City Southern (a)(b).............        374        13,528
Norfolk Southern Corp. .................      1,509        84,338
Ryder Systems, Inc. (a).................        237         9,186
Union Pacific Corp. ....................      2,068       151,584
                                                      -----------
                                                          364,671
                                                      -----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 2.6%
Advanced Micro Devices, Inc. (a)(b).....      2,283        21,163
Altera Corp. (a)........................      1,232        29,950
Analog Devices, Inc. ...................      1,210        34,872
Applied Materials, Inc. ................      5,529        74,531
Broadcom Corp. (Class A) (a)............      1,749        58,032
Cree, Inc. (a)(b).......................        430        30,195
Intel Corp. ............................     22,589       502,831
KLA-Tencor Corp. .......................        713        22,046
Lam Research Corp. (a)(b)...............        526        19,630
Linear Technology Corp. (a).............        849        24,010
LSI Corp. (a)(b)........................      2,649        16,212
Marvell Technology Group, Ltd. (a)(b)...      1,984        40,434
Maxim Integrated Products, Inc. (a).....      1,322        25,634
MEMC Electronic Materials, Inc. (a)(b)..        933        14,303
Microchip Technology, Inc. (a)..........        757        21,317
Micron Technology, Inc. (a)(b)..........      3,615        37,560
National Semiconductor Corp. (a)........        947        13,684
NVIDIA Corp. (b)........................      2,211        38,427
ON Semiconductor Corp. (a)(b)...........      1,669        13,352
Texas Instruments, Inc. ................      5,230       127,978
Varian Semiconductor Equipment
  Associates, Inc. (b)..................        300         9,936
Xilinx, Inc. (a)........................      1,142        29,121
                                                      -----------
                                                        1,205,218
                                                      -----------
SOFTWARE -- 4.0%
Activision Blizzard, Inc. ..............      2,438        29,402
Adobe Systems, Inc. (b).................      2,160        76,399
Ansys, Inc. (a)(b)......................        372        16,048
Autodesk, Inc. (a)(b)...................        937        27,567
BMC Software, Inc. (b)..................        761        28,918
CA, Inc. ...............................      1,697        39,829
Citrix Systems, Inc. (a)(b).............        747        35,460
Electronic Arts, Inc. (a)(b)............      1,322        24,668
Factset Research Systems, Inc. (a)......        181        13,280
Intuit, Inc. (a)(b).....................      1,223        41,998
McAfee, Inc. (b)........................        631        25,322
Microsoft Corp. ........................     31,748       929,264
Nuance Communications, Inc. (a)(b)......        897        14,926
Oracle Corp. ...........................     15,520       398,709
Red Hat, Inc. (b).......................        783        22,918
Rovi Corp. (a)(b).......................        375        13,924
Salesforce.com, Inc. (a)(b).............        422        31,418
Sybase, Inc. (a)(b).....................        335        15,618
Symantec Corp. (b)......................      3,382        57,223
Synopsys, Inc. (a)(b)...................        583        13,042
VMware, Inc. (Class A) (a)(b)...........        209        11,140
                                                      -----------
                                                        1,867,073
                                                      -----------
SPECIALTY RETAIL -- 2.0%
Abercrombie & Fitch Co. (Class A) (a)...        355        16,202
Advance Auto Parts, Inc. ...............        389        16,307
American Eagle Outfitters, Inc. (a).....        738        13,668
AutoNation, Inc. (a)(b).................        282         5,099
AutoZone, Inc. (b)......................        108        18,694
Bed Bath & Beyond, Inc. (b).............      1,080        47,261
Best Buy Co., Inc. .....................      1,382        58,790
CarMax, Inc. (a)(b).....................        819        20,573
GameStop Corp. (Class A) (a)(b).........        622        13,628
Guess ?, Inc. (a).......................        255        11,980
Limited Brands, Inc. (a)................      1,029        25,334
Lowe's Cos., Inc. ......................      6,023       145,998
O'Reilly Automotive, Inc. (a)(b)........        558        23,274
PetSmart, Inc. (a)......................        531        16,971
Ross Stores, Inc. (a)...................        536        28,660
Staples, Inc. (a).......................      2,928        68,486
The Gap, Inc. ..........................      2,167        50,079
The Home Depot, Inc. (a)................      6,859       221,889
The Sherwin-Williams Co. (a)............        409        27,681
The TJX Cos., Inc. .....................      1,735        73,772
Tiffany & Co. (a).......................        513        24,362
Urban Outfitters, Inc. (b)..............        481        18,292
                                                      -----------
                                                          947,000
                                                      -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
Coach, Inc. ............................      1,322        52,245
NIKE, Inc. (Class B)....................      1,108        81,438
Polo Ralph Lauren Corp. (a).............        238        20,240
V. F. Corp. ............................        356        28,533
                                                      -----------
                                                          182,456
                                                      -----------
THRIFTS & MORTGAGE FINANCE -- 0.2%
Capitol Federal Financial (a)...........         87         3,259
Hudson City Bancorp, Inc. (a)...........      2,012        28,490
New York Community Bancorp, Inc. (a)....      1,699        28,102
People's United Financial, Inc. (a).....      1,467        22,944
TFS Financial Corp. (a).................        387         5,166
                                                      -----------
                                                           87,961
                                                      -----------
TOBACCO -- 1.4%
Altria Group, Inc. .....................      8,468       173,763
Lorillard, Inc. ........................        694        52,217
Philip Morris International, Inc. ......      7,822       407,996
Reynolds American, Inc. ................        695        37,516
                                                      -----------
                                                          671,492
                                                      -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Fastenal Co. (a)........................        587        28,170
MSC Industrial Direct Co., Inc.
  (Class A).............................        180         9,130
W.W. Grainger, Inc. (a).................        270        29,192
                                                      -----------
                                                           66,492
                                                      -----------

SPDR DOW JONES LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
WATER UTILITIES -- 0.0% (D)
American Water Works Co., Inc. (a)......        430   $     9,357
Aqua America, Inc. (a)..................        553         9,716
                                                      -----------
                                                           19,073
                                                      -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
American Tower Corp. (Class A) (b)......      1,632        69,540
Clearwire Corp. (Class A) (a)(b)........        289         2,066
Crown Castle International
  Corp. (a)(b)..........................        999        38,192
MetroPCS Communications, Inc. (a)(b)....      1,012         7,165
NII Holdings, Inc. (b)..................        684        28,495
SBA Communications Corp. (Class
  A) (a)(b).............................        478        17,241
Sprint Nextel Corp. (b).................     11,711        44,502
Telephone & Data Systems, Inc. .........        423        14,319
US Cellular Corp. (b)...................         68         2,814
                                                      -----------
                                                          224,334
                                                      -----------
TOTAL COMMON STOCKS --
  (Cost $37,220,509)....................               46,242,619
                                                      -----------
RIGHTS -- 0.0% (D)
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.0% (D)
Clearwire Corp. (expiring 06/21/10) (b)
  (Cost $0).............................        307            57
                                                      -----------
SHORT TERM INVESTMENTS -- 17.9%
MONEY MARKET FUNDS -- 17.9%
State Street Institutional Liquid
  Reserves Fund (e).....................     79,417        79,417
State Street Navigator Securities
  Lending Prime Portfolio (e)(f)........  8,233,255     8,233,255
                                                      -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $8,312,672).....................                8,312,672
                                                      -----------
TOTAL INVESTMENTS -- 117.6% (G)
  (Cost $45,533,181)....................               54,555,348
OTHER ASSETS AND
  LIABILITIES -- (17.6)%................               (8,179,651)
                                                      -----------
NET ASSETS -- 100.0%....................              $46,375,697
                                                      ===========





(a) Security, or portion thereof, was on loan at March 31, 2010.
(b)  Non-income producing security.
(c) Affiliated issuer. (See accompanying Notes to Schedules of Investments.)
(d)  Amount shown represents less than 0.05% of net assets.
(e)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(f)  Investments of cash collateral for securities loaned.
(g) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR DOW JONES LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.9%
AEROSPACE & DEFENSE -- 0.9%
Goodrich Corp. .........................       4,344   $    306,339
ITT Corp. ..............................       6,378        341,925
Precision Castparts Corp. ..............       4,868        616,824
Rockwell Collins, Inc. .................       5,495        343,932
Spirit Aerosystems Holdings, Inc. (a)...       3,524         82,391
                                                       ------------
                                                          1,691,411
                                                       ------------
AIR FREIGHT & LOGISTICS -- 0.8%
C.H. Robinson Worldwide, Inc. ..........       5,987        334,374
Expeditors International
  Washington, Inc. .....................       7,437        274,574
FedEx Corp. ............................      10,209        953,521
                                                       ------------
                                                          1,562,469
                                                       ------------
AIRLINES -- 0.3%
AMR Corp. (a)...........................      11,480        104,583
Delta Air Lines, Inc. (a)...............      27,352        399,065
UAL Corp. (a)(b)........................       5,738        112,178
                                                       ------------
                                                            615,826
                                                       ------------
AUTO COMPONENTS -- 0.1%
Lear Corp. (a)..........................       1,556        123,468
The Goodyear Tire & Rubber Co. (a)......       8,737        110,436
                                                       ------------
                                                            233,904
                                                       ------------
BEVERAGES -- 2.1%
Hansen Natural Corp. (a)................       2,461        106,758
PepsiCo, Inc. ..........................      57,255      3,787,991
                                                       ------------
                                                          3,894,749
                                                       ------------
BIOTECHNOLOGY -- 3.6%
Alexion Pharmaceuticals, Inc. (a).......       3,172        172,462
Amgen, Inc. (a).........................      35,504      2,121,719
Amylin Pharmaceuticals, Inc. (a)........       4,387         98,664
Biogen Idec, Inc. (a)...................       9,453        542,224
Celgene Corp. (a).......................      16,153      1,000,840
Cephalon, Inc. (a)(b)...................       2,571        174,262
Genzyme Corp. (a).......................       9,399        487,150
Gilead Sciences, Inc. (a)...............      31,954      1,453,268
Human Genome Sciences, Inc. (a).........       6,324        190,985
Myriad Genetics, Inc. (a)...............       3,405         81,890
OSI Pharmaceuticals, Inc. (a)...........       1,913        113,919
Talecris Biotherapeutics Holdings
  Corp. (a).............................       1,652         32,908
United Therapeutics Corp. (a)...........       1,556         86,093
Vertex Pharmaceuticals, Inc. (a)(b).....       6,813        278,447
                                                       ------------
                                                          6,834,831
                                                       ------------
CAPITAL MARKETS -- 2.1%
Affiliated Managers Group, Inc. (a)(b)..       1,476        116,604
BlackRock, Inc. ........................       1,515        329,906
Eaton Vance Corp. ......................       4,270        143,216
Franklin Resources, Inc. ...............       5,524        612,612
Jefferies Group, Inc. (b)...............       3,776         89,378
Northern Trust Corp. ...................       8,503        469,876
SEI Investments Co. ....................       5,323        116,946
State Street Corp. (c)..................      17,370        784,082
T. Rowe Price Group, Inc. (b)...........       8,906        489,207
TD Ameritrade Holding Corp. (a).........       8,567        163,287
The Charles Schwab Corp. ...............      33,134        619,274
                                                       ------------
                                                          3,934,388
                                                       ------------
CHEMICALS -- 2.4%
Airgas, Inc. ...........................       2,535        161,277
Albemarle Corp. ........................       3,361        143,279
Celanese Corp. (Series A)...............       5,205        165,779
CF Industries Holdings, Inc. ...........       1,946        177,436
Ecolab, Inc. ...........................       8,325        365,884
FMC Corp. ..............................       2,590        156,799
Intrepid Potash, Inc. (a)(b)............       1,674         50,772
Lubrizol Corp. (b)......................       2,404        220,495
Monsanto Co. ...........................      19,050      1,360,551
Nalco Holding Co. ......................       4,768        116,006
Praxair, Inc. ..........................      10,858        901,214
Sigma-Aldrich Corp. ....................       3,626        194,571
Terra Industries, Inc. .................       3,429        156,911
The Mosaic Co. .........................       5,282        320,987
                                                       ------------
                                                          4,491,961
                                                       ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.5%
Copart, Inc. (a)........................       2,739         97,508
Corrections Corp. of America (a)........       4,215         83,710
Covanta Holding Corp. (a)...............       4,548         75,770
Iron Mountain, Inc. (b).................       6,418        175,853
Republic Services, Inc. ................      10,802        313,474
Stericycle, Inc. (a)(b).................       2,893        157,669
Waste Connections, Inc. (a)(b)..........       2,674         90,809
                                                       ------------
                                                            994,793
                                                       ------------
COMMUNICATIONS EQUIPMENT -- 5.1%
3Com Corp. (a)..........................      13,524        103,999
Brocade Communications Systems,
  Inc. (a)..............................      14,282         81,550
Cisco Systems, Inc. (a).................     202,610      5,273,938
F5 Networks, Inc. (a)...................       2,872        176,657
Harris Corp. ...........................       4,522        214,750
Juniper Networks, Inc. (a)..............      18,578        569,973
Motorola, Inc. (a)......................      75,653        531,084
QUALCOMM, Inc. .........................      59,040      2,479,090
Tellabs, Inc. ..........................      13,268        100,439
                                                       ------------
                                                          9,531,480
                                                       ------------
COMPUTERS & PERIPHERALS -- 8.3%
Apple, Inc. (a).........................      31,878      7,489,099
Dell, Inc. (a)..........................      60,578        909,276
EMC Corp. (a)...........................      70,679      1,275,049
Hewlett-Packard Co. ....................      83,289      4,426,810
NCR Corp. (a)...........................       5,971         82,400
NetApp, Inc. (a)........................      11,933        388,539
SanDisk Corp. (a).......................       8,102        280,572
Seagate Technology (a)..................      17,672        322,691
Teradata Corp. (a)......................       5,905        170,595
Western Digital Corp. (a)...............       7,976        310,984
                                                       ------------
                                                         15,656,015
                                                       ------------
CONSTRUCTION & ENGINEERING -- 0.6%
Aecom Technology Corp. (a)..............       3,234         91,749
Fluor Corp. ............................       6,380        296,734
Jacobs Engineering Group, Inc. (a)......       4,396        198,655
KBR, Inc. ..............................       5,408        119,841

SPDR DOW JONES LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Quanta Services, Inc. (a)(b)............       7,191   $    137,779
The Shaw Group, Inc. (a)................       2,776         95,550
URS Corp. (a)...........................       2,960        146,846
                                                       ------------
                                                          1,087,154
                                                       ------------
CONSTRUCTION MATERIALS -- 0.2%
Martin Marietta Materials, Inc. (b).....       1,573        131,424
Vulcan Materials Co. (b)................       3,994        188,677
                                                       ------------
                                                            320,101
                                                       ------------
CONSUMER FINANCE -- 0.3%
AmeriCredit Corp. (a)...................       2,334         55,456
Discover Financial Services.............      19,234        286,586
SLM Corp. (a)...........................      16,542        207,106
                                                       ------------
                                                            549,148
                                                       ------------
CONTAINERS & PACKAGING -- 0.3%
AptarGroup, Inc. .......................       2,140         84,209
Ball Corp. .............................       3,367        179,731
Crown Holdings, Inc. (a)................       5,751        155,047
Pactiv Corp. (a)........................       4,662        117,389
                                                       ------------
                                                            536,376
                                                       ------------
DIVERSIFIED CONSUMER SERVICES -- 0.4%
Apollo Group, Inc. (a)..................       4,549        278,808
Career Education Corp. (a)(b)...........       2,280         72,139
DeVry, Inc. ............................       2,273        148,200
Education Management Corp. (a)(b).......         740         16,206
ITT Educational Services, Inc. (a)(b)...       1,306        146,899
Strayer Education, Inc. (b).............         473        115,185
Weight Watchers International,
  Inc. (b)..............................       1,398         35,691
                                                       ------------
                                                            813,128
                                                       ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.0%
CIT Group, Inc. (a).....................       6,914        269,369
CME Group, Inc. ........................       2,352        743,491
Intercontinental Exchange, Inc. (a).....       2,518        282,469
Leucadia National Corp. (a)(b)..........       6,945        172,306
Moody's Corp. (b).......................       6,785        201,854
MSCI, Inc. (Class A) (a)................       3,602        130,032
The NASDAQ OMX Group, Inc. (a)..........       5,965        125,981
                                                       ------------
                                                          1,925,502
                                                       ------------
ELECTRIC UTILITIES -- 0.1%
ITC Holdings Corp. .....................       1,852        101,860
                                                       ------------
ELECTRICAL EQUIPMENT -- 1.0%
AMETEK, Inc. ...........................       3,850        159,621
Emerson Electric Co. ...................      26,545      1,336,275
First Solar, Inc. (a)(b)................       1,714        210,222
Roper Industries, Inc. (b)..............       3,161        182,832
SunPower Corp. (Class A) (a)(b).........       3,501         66,169
                                                       ------------
                                                          1,955,119
                                                       ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS &
  COMPONENTS -- 1.4%
Agilent Technologies, Inc. (a)..........      12,235        420,762
Amphenol Corp. (Class A)................       6,178        260,650
Arrow Electronics, Inc. (a).............       4,306        129,740
Corning, Inc. ..........................      54,953      1,110,600
Dolby Laboratories, Inc. (Class
  A) (a)(b).............................       1,732        101,617
FLIR Systems, Inc. (a)..................       5,122        144,440
Ingram Micro, Inc. (Class A) (a)........       5,642         99,017
Itron, Inc. (a).........................       1,407        102,106
Jabil Circuit, Inc. ....................       6,906        111,808
Mettler-Toledo International, Inc. (a)..       1,147        125,252
Trimble Navigation, Ltd. (a)(b).........       4,025        115,598
                                                       ------------
                                                          2,721,590
                                                       ------------
ENERGY EQUIPMENT & SERVICES -- 3.7%
Baker Hughes, Inc. (b)..................      10,845        507,980
BJ Services Co. ........................      10,416        222,902
Cameron International Corp. (a).........       8,509        364,696
Diamond Offshore Drilling, Inc. (b).....       2,290        203,375
FMC Technologies, Inc. (a)..............       4,392        283,855
Halliburton Co. ........................      31,385        945,630
Helmerich & Payne, Inc. (b).............       3,395        129,281
Nabors Industries, Ltd. (a).............      10,128        198,813
National-Oilwell Varco, Inc. ...........      14,680        595,714
Oceaneering International, Inc. (a).....       1,850        117,456
Patterson-UTI Energy, Inc. (b)..........       5,175         72,295
Pride International, Inc. (a)...........       5,452        164,160
Rowan Cos., Inc. (a)....................       3,654        106,368
Schlumberger, Ltd. (b)..................      41,809      2,653,199
Smith International, Inc. ..............       8,601        368,295
                                                       ------------
                                                          6,934,019
                                                       ------------
FOOD & STAPLES RETAILING -- 4.7%
Costco Wholesale Corp. .................      15,174        906,040
CVS Caremark Corp. .....................      49,672      1,816,008
The Kroger Co. .........................      21,312        461,618
Wal-Mart Stores, Inc. ..................      75,920      4,221,152
Walgreen Co. ...........................      34,782      1,290,064
Whole Foods Market, Inc. (a)............       4,686        169,399
                                                       ------------
                                                          8,864,281
                                                       ------------
FOOD PRODUCTS -- 0.4%
Dean Foods Co. (a)......................       6,034         94,673
Flowers Foods, Inc. (b).................       2,870         71,004
Green Mountain Coffee Roasters,
  Inc. (a)..............................       1,362        131,869
Mead Johnson Nutrition Co. .............       7,102        369,517
Ralcorp Holdings, Inc. (a)..............       1,940        131,493
                                                       ------------
                                                            798,556
                                                       ------------
GAS UTILITIES -- 0.3%
EQT Corp. ..............................       5,047        206,927
ONEOK, Inc. ............................       3,543        161,738
Questar Corp. ..........................       6,064        261,965
                                                       ------------
                                                            630,630
                                                       ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 4.3%
Baxter International, Inc. .............      21,194      1,233,491
Becton, Dickinson & Co. ................       7,787        613,071
Boston Scientific Corp. (a)(b)..........      53,084        383,267
C.R. Bard, Inc. ........................       3,428        296,933
CareFusion Corp. (a)....................       6,380        168,623
DENTSPLY International, Inc. (b)........       5,136        178,990
Edwards Lifesciences Corp. (a)..........       1,986        196,376
Gen-Probe, Inc. (a)(b)..................       1,815         90,750
Hologic, Inc. (a).......................       9,143        169,511
Hospira, Inc. (a).......................       5,636        319,279

SPDR DOW JONES LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
IDEXX Laboratories, Inc. (a)(b).........       2,188   $    125,919
Intuitive Surgical, Inc. (a)............       1,315        457,791
Inverness Medical Innovations,
  Inc. (a)(b)...........................       2,864        111,553
Kinetic Concepts, Inc. (a)(b)...........       2,084         99,636
Medtronic, Inc. ........................      39,073      1,759,457
ResMed, Inc. (a)(b).....................       2,732        173,892
St. Jude Medical, Inc. (a)..............      11,734        481,681
Stryker Corp. ..........................      10,706        612,597
Varian Medical Systems, Inc. (a)........       4,468        247,214
Zimmer Holdings, Inc. (a)...............       7,652        452,998
                                                       ------------
                                                          8,173,029
                                                       ------------
HEALTH CARE PROVIDERS & SERVICES -- 3.9%
Aetna, Inc. ............................      15,384        540,132
AmerisourceBergen Corp. ................       9,830        284,284
Community Health Systems, Inc. (a)......       3,422        126,374
Coventry Health Care, Inc. (a)..........       5,358        132,450
DaVita, Inc. (a)........................       3,702        234,707
Express Scripts, Inc. (Class A) (a).....       8,939        909,633
Henry Schein, Inc. (a)(b)...............       3,218        189,540
Laboratory Corp. of America
  Holdings (a)(b).......................       3,692        279,521
Lincare Holdings, Inc. (a)(b)...........       2,342        105,109
McKesson Corp. .........................       9,471        622,434
Medco Health Solutions, Inc. (a)........      16,736      1,080,476
Patterson Cos., Inc. (b)................       3,569        110,817
Quest Diagnostics, Inc. ................       5,493        320,187
UnitedHealth Group, Inc. ...............      40,813      1,333,361
WellPoint, Inc. (a).....................      16,189      1,042,248
                                                       ------------
                                                          7,311,273
                                                       ------------
HEALTH CARE TECHNOLOGY -- 0.1%
Cerner Corp. (a)(b).....................       2,230        189,684
                                                       ------------
HOTELS, RESTAURANTS & LEISURE -- 1.8%
Burger King Holdings, Inc. .............       3,080         65,481
Chipotle Mexican Grill, Inc. (a)........       1,110        125,064
Darden Restaurants, Inc. ...............       4,967        221,230
Hyatt Hotels Corp. (Class A) (a)........       1,264         49,245
International Game Technology...........      10,444        192,692
Las Vegas Sands Corp. (a)(b)............      15,304        323,679
Marriott International, Inc. (Class A)..      10,900        343,568
MGM MIRAGE, Inc. (a)(b).................       9,025        108,300
Starbucks Corp. ........................      25,743        624,783
Starwood Hotels & Resorts
  Worldwide, Inc. ......................       6,034        281,426
Wendy's/Arby's Group, Inc. (Class A)....      12,415         62,075
Wyndham Worldwide Corp. ................       6,484        166,833
Wynn Resorts, Ltd. .....................       2,621        198,750
Yum! Brands, Inc. ......................      16,314        625,316
                                                       ------------
                                                          3,388,442
                                                       ------------
HOUSEHOLD DURABLES -- 0.2%
Garmin, Ltd. (b)........................       4,024        154,843
Harman International Industries,
  Inc. (a)..............................       2,434        113,863
Pulte Homes, Inc. (a)(b)................      11,395        128,194
                                                       ------------
                                                            396,900
                                                       ------------
HOUSEHOLD PRODUCTS -- 1.0%
Church & Dwight Co., Inc. ..............       2,544        170,321
Colgate-Palmolive Co. ..................      17,594      1,500,064
Energizer Holdings, Inc. (a)............       2,531        158,846
                                                       ------------
                                                          1,829,231
                                                       ------------
INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS -- 0.3%
Calpine Corp. (a).......................      12,018        142,894
NRG Energy, Inc. (a)....................       8,952        187,097
The AES Corp. (a).......................      23,074        253,814
                                                       ------------
                                                            583,805
                                                       ------------
INDUSTRIAL CONGLOMERATES -- 0.2%
McDermott International, Inc. (a).......       8,095        217,918
Textron, Inc. (b).......................       9,440        200,411
                                                       ------------
                                                            418,329
                                                       ------------
INSURANCE -- 2.9%
Berkshire Hathaway, Inc. (Class
  B) (a)(b).............................      67,106      5,453,705
Brown & Brown, Inc. ....................       4,157         74,493
                                                       ------------
                                                          5,528,198
                                                       ------------
INTERNET & CATALOG RETAIL -- 1.3%
Amazon.com, Inc. (a)....................      12,222      1,658,892
Expedia, Inc. ..........................       7,127        177,890
Netflix, Inc. (a)(b)....................       1,746        128,750
Priceline.com, Inc. (a).................       1,552        395,760
                                                       ------------
                                                          2,361,292
                                                       ------------
INTERNET SOFTWARE & SERVICES -- 3.7%
Akamai Technologies, Inc. (a)(b)........       6,058        190,282
eBay, Inc. (a)..........................      38,529      1,038,356
Equinix, Inc. (a)(b)....................       1,390        135,303
Google, Inc. (Class A) (a)..............       8,075      4,578,606
IAC/InterActive Corp. (a)(b)............       3,353         76,247
VeriSign, Inc. (a)......................       6,911        179,755
Yahoo!, Inc. (a)........................      45,983        760,099
                                                       ------------
                                                          6,958,648
                                                       ------------
IT SERVICES -- 3.1%
Alliance Data Systems Corp. (a)(b)......       1,796        114,926
Automatic Data Processing, Inc. ........      17,698        787,030
Cognizant Technology Solutions Corp.
  (Class A) (a).........................      10,311        525,655
DST Systems, Inc. (b)...................       1,270         52,642
Fidelity National Information
  Services, Inc. .......................      11,746        275,326
Fiserv, Inc. (a)........................       5,381        273,140
Genpact, Ltd. (a).......................       3,357         56,297
Global Payments, Inc. ..................       2,871        130,774
Hewitt Associates, Inc. (Class A) (a)...       2,971        118,186
Lender Processing Services, Inc. .......       3,424        129,256
Mastercard, Inc. (Class A)..............       3,405        864,870
Paychex, Inc. (b).......................      11,452        351,576
SAIC, Inc. (a)..........................      13,820        244,614
The Western Union Co. ..................      24,525        415,944
Total System Services, Inc. (b).........       6,593        103,246
Visa, Inc. (Class A)....................      15,099      1,374,462
                                                       ------------
                                                          5,817,944
                                                       ------------

SPDR DOW JONES LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
LIFE SCIENCES TOOLS & SERVICES -- 1.2%
Charles River Laboratories
  International, Inc. (a)...............       2,279   $     89,588
Covance, Inc. (a)(b)....................       2,334        143,284
Illumina, Inc. (a)(b)...................       4,342        168,904
Life Technologies Corp. (a).............       6,253        326,844
Millipore Corp. (a).....................       1,922        202,963
PerkinElmer, Inc. ......................       3,970         94,883
Pharmaceutical Product
  Development, Inc. ....................       3,911         92,886
Techne Corp. ...........................       1,254         79,867
Thermo Fisher Scientific, Inc. (a)......      14,467        744,183
Waters Corp. (a)........................       3,357        226,732
                                                       ------------
                                                          2,170,134
                                                       ------------
MACHINERY -- 3.3%
AGCO Corp. (a)(b).......................       3,063        109,870
Bucyrus International, Inc. ............       2,628        173,422
Caterpillar, Inc. (b)...................      21,776      1,368,622
Cummins, Inc. ..........................       6,427        398,153
Danaher Corp. (b).......................       8,678        693,459
Deere & Co. ............................      14,780        878,819
Donaldson Co., Inc. ....................       2,551        115,101
Dover Corp. ............................       6,527        305,137
Flowserve Corp. ........................       2,038        224,730
Illinois Tool Works, Inc. ..............      15,136        716,841
Joy Global, Inc. .......................       3,621        204,949
Lincoln Electric Holdings, Inc. ........       1,356         73,671
Navistar International Corp. (a)(b).....       1,778         79,530
Oshkosh Corp. (a).......................       3,114        125,619
PACCAR, Inc. (b)........................      12,131        525,757
Pall Corp. .............................       3,974        160,907
                                                       ------------
                                                          6,154,587
                                                       ------------
MEDIA -- 2.9%
Cablevision Systems Corp. (Class A).....       8,217        198,358
Clear Channel Outdoor Holdings, Inc.
  (Class A) (a).........................       1,018         10,801
Comcast Corp. (Class A).................     101,119      1,903,060
DIRECTV (Class A) (a)...................      32,853      1,110,760
Discovery Communications, Inc. (Series
  A) (a)(b).............................       9,776        330,331
DISH Network Corp. (Class A)............       7,572        157,649
DreamWorks Animation SKG, Inc. (Class
  A) (a)................................       2,496         98,317
John Wiley & Sons, Inc. (Class A) (b)...       1,698         73,489
Liberty Global, Inc. (Series A) (a).....       8,652        252,292
Liberty Media -- Starz (Series A) (a)...       1,829        100,010
Scripps Networks Interactive (Class A)..       3,076        136,421
Sirius XM Radio, Inc. (a)...............     133,282        116,022
The Interpublic Group of Cos.,
  Inc. (a)..............................      17,804        148,129
Viacom, Inc. (Class B) (a)..............      18,782        645,725
Virgin Media, Inc. (b)..................      10,118        174,637
                                                       ------------
                                                          5,456,001
                                                       ------------
METALS & MINING -- 2.3%
Alcoa, Inc. ............................      35,738        508,909
Allegheny Technologies, Inc. (b)........       3,212        173,416
Cliffs Natural Resources, Inc. .........       4,618        327,647
Freeport-McMoRan Copper & Gold, Inc. ...      15,037      1,256,191
Newmont Mining Corp. ...................      16,748        852,976
Nucor Corp. (b).........................      10,105        458,565
Reliance Steel & Aluminum Co. ..........       2,145        105,598
Southern Copper Corp. ..................       7,585        240,217
Steel Dynamics, Inc. ...................       7,720        134,868
United States Steel Corp. (b)...........       5,086        323,063
                                                       ------------
                                                          4,381,450
                                                       ------------
MULTILINE RETAIL -- 1.4%
Dollar General Corp. (a)(b).............       1,202         30,351
Dollar Tree Stores, Inc. (a)............       3,215        190,392
Family Dollar Stores, Inc. .............       4,740        173,531
Kohl's Corp. (a)........................      10,093        552,895
Nordstrom, Inc. ........................       6,074        248,123
Sears Holdings Corp. (a)(b).............       1,740        188,668
Target Corp. ...........................      23,994      1,262,084
                                                       ------------
                                                          2,646,044
                                                       ------------
OIL, GAS & CONSUMABLE FUELS -- 6.2%
Alpha Natural Resources, Inc. (a).......       4,117        205,397
Anadarko Petroleum Corp. ...............      17,315      1,261,051
Arch Coal, Inc. (b).....................       5,785        132,187
Cabot Oil & Gas Corp. ..................       3,741        137,669
Chesapeake Energy Corp. ................      22,807        539,157
Cimarex Energy Co. .....................       2,900        172,202
CNX Gas Corp. (a).......................         978         37,213
Cobalt International Energy, Inc. (a)...       2,078         28,261
Concho Resources, Inc. (a)..............       2,452        123,483
CONSOL Energy, Inc. ....................       6,455        275,370
Continental Resources, Inc. (a).........         999         42,507
Denbury Resources, Inc. (a).............      13,556        228,690
El Paso Corp. ..........................      24,620        266,881
EOG Resources, Inc. ....................       8,868        824,192
EXCO Resources, Inc. ...................       6,224        114,397
Hess Corp. .............................      10,416        651,521
Massey Energy Co. ......................       2,918        152,582
Murphy Oil Corp. .......................       6,656        374,001
Newfield Exploration Co. (a)............       4,574        238,077
Noble Energy, Inc. .....................       6,108        445,884
Occidental Petroleum Corp. .............      28,406      2,401,443
Peabody Energy Corp. ...................       9,429        430,905
Petrohawk Energy Corp. (a)..............      10,712        217,239
Plains Exploration & Production
  Co. (a)...............................       4,847        145,362
Quicksilver Resources, Inc. (a)(b)......       4,012         56,449
Range Resources Corp. (b)...............       5,564        260,785
Southwestern Energy Co. (a).............      12,080        491,898
Ultra Petroleum Corp. (a)...............       5,290        246,673
Whiting Petroleum Corp. (a).............       1,791        144,784
XTO Energy, Inc. .......................      20,260        955,867
                                                       ------------
                                                         11,602,127
                                                       ------------
PERSONAL PRODUCTS -- 0.4%
Avon Products, Inc. ....................      15,092        511,166
The Estee Lauder Cos., Inc. (Class A)...       4,185        271,481
                                                       ------------
                                                            782,647
                                                       ------------

SPDR DOW JONES LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
PHARMACEUTICALS -- 0.8%
Allergan, Inc. .........................      10,867   $    709,833
Endo Pharmaceuticals Holdings,
  Inc. (a)..............................       3,697         87,582
King Pharmaceuticals, Inc. (a)..........       8,462         99,513
Mylan, Inc. (a)(b)......................      10,824        245,813
Perrigo Co. (b).........................       2,835        166,471
Valeant Pharmaceuticals
  International (a).....................       2,432        104,357
Watson Pharmaceuticals, Inc. (a)........       3,790        158,308
                                                       ------------
                                                          1,571,877
                                                       ------------
PROFESSIONAL SERVICES -- 0.5%
Equifax, Inc. ..........................       4,531        162,210
FTI Consulting, Inc. (a)(b).............       1,699         66,805
IHS, Inc. (Class A) (a)(b)..............       1,600         85,552
Manpower, Inc. .........................       2,806        160,279
Robert Half International, Inc. (b).....       5,469        166,422
The Dun & Bradstreet Corp. .............       1,811        134,774
Towers Watson & Co. (Class A)...........       1,419         67,402
Verisk Analytics, Inc. (Class A) (a)....       3,054         86,123
                                                       ------------
                                                            929,567
                                                       ------------
REAL ESTATE INVESTMENT TRUSTS -- 0.9%
Digital Realty Trust, Inc. (b)..........       2,537        137,505
Public Storage..........................       4,507        414,599
Simon Property Group, Inc. (b)..........      10,084        846,048
Ventas, Inc. ...........................       5,542        263,134
                                                       ------------
                                                          1,661,286
                                                       ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
CB Richard Ellis Group, Inc. (Class
  A) (a)................................       9,000        142,650
                                                       ------------
ROAD & RAIL -- 1.2%
CSX Corp. ..............................      13,766        700,689
Hertz Global Holdings, Inc. (a)(b)......       6,086         60,799
J.B. Hunt Transport Services, Inc. (b)..       3,279        117,651
Kansas City Southern (a)................       3,424        123,846
Union Pacific Corp. ....................      17,642      1,293,159
                                                       ------------
                                                          2,296,144
                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 2.1%
Advanced Micro Devices, Inc. (a)........      19,520        180,950
Altera Corp. ...........................      10,459        254,258
Applied Materials, Inc. ................      47,291        637,483
Broadcom Corp. (Class A)................      15,245        505,829
Cree, Inc. (a)(b).......................       3,349        235,167
Lam Research Corp. (a)..................       4,579        170,888
Linear Technology Corp. (b).............       7,404        209,385
LSI Corp. (a)...........................      23,399        143,202
Marvell Technology Group, Ltd. (a)......      17,414        354,897
MEMC Electronic Materials, Inc. (a)(b)..       7,572        116,079
Micron Technology, Inc. (a).............      30,098        312,718
NVIDIA Corp. (a)........................      19,250        334,565
ON Semiconductor Corp. (a)..............      14,778        118,224
Varian Semiconductor Equipment
  Associates, Inc. (a)..................       2,430         80,482
Xilinx, Inc. (b)........................       9,756        248,778
                                                       ------------
                                                          3,902,905
                                                       ------------
SOFTWARE -- 8.5%
Activision Blizzard, Inc. ..............      19,865        239,572
Adobe Systems, Inc. (a).................      18,466        653,142
Ansys, Inc. (a).........................       3,011        129,895
Autodesk, Inc. (a)......................       8,077        237,625
BMC Software, Inc. (a)..................       6,483        246,354
CA, Inc. ...............................      14,860        348,764
Citrix Systems, Inc. (a)................       6,384        303,049
Electronic Arts, Inc. (a)(b)............      11,372        212,202
Factset Research Systems, Inc. .........       1,453        106,607
Intuit, Inc. (a)........................      10,363        355,865
McAfee, Inc. (a)........................       5,650        226,735
Microsoft Corp. ........................     274,036      8,021,034
Nuance Communications, Inc. (a)(b)......       8,089        134,601
Oracle Corp. ...........................     134,367      3,451,888
Red Hat, Inc. (a).......................       6,690        195,816
Rovi Corp. (a)..........................       3,522        130,772
Salesforce.com, Inc. (a)(b).............       3,652        271,891
Sybase, Inc. (a)(b).....................       3,013        140,466
Symantec Corp. (a)......................      29,137        492,998
VMware, Inc. (Class A) (a)..............       2,178        116,087
                                                       ------------
                                                         16,015,363
                                                       ------------
SPECIALTY RETAIL -- 2.9%
Abercrombie & Fitch Co. (Class A) (b)...       2,918        133,178
Advance Auto Parts, Inc. ...............       3,366        141,103
American Eagle Outfitters, Inc. ........       6,109        113,139
AutoZone, Inc. (a)......................       1,075        186,072
Bed Bath & Beyond, Inc. (a).............       9,330        408,281
Best Buy Co., Inc. .....................      11,956        508,608
CarMax, Inc. (a)........................       7,169        180,085
GameStop Corp. (Class A) (a)(b).........       5,569        122,017
Guess ?, Inc. ..........................       2,039         95,792
Lowe's Cos., Inc. ......................      51,387      1,245,621
O'Reilly Automotive, Inc. (a)(b)........       4,872        203,211
PetSmart, Inc. .........................       4,265        136,309
Ross Stores, Inc. (b)...................       4,343        232,220
Staples, Inc. ..........................      25,491        596,235
The Sherwin-Williams Co. (b)............       3,318        224,562
The TJX Cos., Inc. .....................      14,969        636,482
Tiffany & Co. ..........................       4,353        206,724
Urban Outfitters, Inc. (a)..............       4,482        170,450
                                                       ------------
                                                          5,540,089
                                                       ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.7%
Coach, Inc. ............................      10,963        433,258
NIKE, Inc. (Class B)....................       9,452        694,722
Polo Ralph Lauren Corp. ................       1,966        167,188
                                                       ------------
                                                          1,295,168
                                                       ------------
THRIFTS & MORTGAGE FINANCE -- 0.1%
Hudson City Bancorp, Inc. ..............      16,937        239,828
                                                       ------------

SPDR DOW JONES LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
TRADING COMPANIES & DISTRIBUTORS -- 0.3%
Fastenal Co. (b)........................       4,764   $    228,624
MSC Industrial Direct Co., Inc.
  (Class A).............................       1,447         73,392
W.W. Grainger, Inc. (b).................       2,220        240,027
                                                       ------------
                                                            542,043
                                                       ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.7%
American Tower Corp. (Class A) (a)......      14,222        605,999
Clearwire Corp. (Class A) (a)(b)........       2,358         16,860
Crown Castle International Corp. (a)....       8,765        335,086
MetroPCS Communications, Inc. (a)(b)....       8,221         58,205
NII Holdings, Inc. (a)..................       5,847        243,586
SBA Communications Corp. (Class A) (a)..       4,204        151,638
                                                       ------------
                                                          1,411,374
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $188,737,569)...................                188,377,350
                                                       ------------
RIGHTS -- 0.0% (D)
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.0% (D)
Clearwire Corp. (expiring 06/21/10) (a)
  (Cost $0).............................       2,502            463
                                                       ------------
SHORT TERM INVESTMENTS -- 7.1%
MONEY MARKET FUNDS -- 7.1%
State Street Institutional Liquid
  Reserves Fund (e).....................     206,512        206,512
State Street Navigator Securities
  Lending Prime Portfolio (e)(f)........  13,225,822     13,225,822
                                                       ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $13,432,334)....................                 13,432,334
                                                       ------------
TOTAL INVESTMENTS -- 107.0% (G)
  (Cost $202,169,903)...................                201,810,147
OTHER ASSETS AND
  LIABILITIES -- (7.0)%.................                (13,128,510)
                                                       ------------
NET ASSETS -- 100.0%....................               $188,681,637
                                                       ============





(a)  Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2010.
(c) Affiliated Issuer. (See accompanying Notes to Schedules of Investments.)
(d)  Amount shown represents less than 0.05% of net assets.
(e)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(f)  Investments of cash collateral for securities loaned.
(g) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR DOW JONES LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 4.1%
Alliant Techsystems, Inc. (a)(b)........        669   $     54,390
Boeing Co. .............................     12,296        892,812
General Dynamics Corp. .................      5,875        453,550
Honeywell International, Inc. ..........     12,662        573,209
L-3 Communications Holdings, Inc. ......      2,186        200,303
Lockheed Martin Corp. ..................      5,500        457,710
Northrop Grumman Corp. .................      5,110        335,063
Raytheon Co. ...........................      6,888        393,442
United Technologies Corp. ..............     15,701      1,155,751
                                                      ------------
                                                         4,516,230
                                                      ------------
AIR FREIGHT & LOGISTICS -- 0.8%
United Parcel Service, Inc. (Class B)...     12,684        816,976
                                                      ------------
AIRLINES -- 0.2%
Southwest Airlines Co. .................     13,100        173,182
                                                      ------------
AUTO COMPONENTS -- 0.4%
BorgWarner, Inc. (b)....................      2,000         76,360
Johnson Controls, Inc. .................     12,093        398,948
                                                      ------------
                                                           475,308
                                                      ------------
AUTOMOBILES -- 0.8%
Ford Motor Co. (a)(b)...................     59,950        753,572
Harley-Davidson, Inc. (a)...............      4,461        125,220
                                                      ------------
                                                           878,792
                                                      ------------
BEVERAGES -- 2.5%
Brown-Forman Corp. (Class B)............      1,984        117,949
Coca-Cola Enterprises, Inc. ............      6,016        166,403
Constellation Brands, Inc. (Class
  A) (b)................................      3,692         60,696
Dr. Pepper Snapple Group, Inc. .........      4,429        155,768
Molson Coors Brewing Co. (Class B)......      2,787        117,221
The Coca-Cola Co. ......................     38,842      2,136,310
                                                      ------------
                                                         2,754,347
                                                      ------------
BIOTECHNOLOGY -- 0.1%
Dendreon Corp. (b)......................      2,071         75,529
                                                      ------------
BUILDING PRODUCTS -- 0.1%
Masco Corp. ............................      6,806        105,629
Owens Corning, Inc. (b).................      1,800         45,792
                                                      ------------
                                                           151,421
                                                      ------------
CAPITAL MARKETS -- 3.0%
Ameriprise Financial, Inc. .............      4,604        208,837
E*TRADE Financial Corp. (b).............     30,800         50,820
Federated Investors, Inc. (Class
  B) (a)................................      1,836         48,434
Invesco, Ltd. ..........................      7,561        165,661
Legg Mason, Inc. (a)....................      3,054         87,558
Morgan Stanley..........................     22,530        659,904
Raymond James Financial, Inc. ..........      1,600         42,784
The Bank of New York Mellon Corp. ......     21,704        670,220
The Goldman Sachs Group, Inc. ..........      7,801      1,331,085
                                                      ------------
                                                         3,265,303
                                                      ------------
CHEMICALS -- 1.8%
Air Products & Chemicals, Inc. .........      3,668        271,248
Ashland, Inc. ..........................      1,200         63,324
E. I. du Pont de Nemours & Co. .........     15,637        582,322
Eastman Chemical Co. ...................      1,293         82,338
Huntsman Corp. .........................      2,600         31,330
International Flavors &
  Fragrances, Inc. .....................      1,298         61,876
PPG Industries, Inc. ...................      3,045        199,143
The Dow Chemical Co. ...................     21,100        623,927
The Scotts Miracle-Gro Co. (Class A)....        854         39,583
The Valspar Corp. ......................      1,604         47,286
                                                      ------------
                                                         2,002,377
                                                      ------------
COMMERCIAL BANKS -- 5.5%
BB&T Corp. (a)..........................     12,454        403,385
BOK Financial Corp. (a).................        376         19,717
City National Corp. (a).................        877         47,332
Comerica, Inc. .........................      2,872        109,251
Commerce Bancshares, Inc. ..............      1,362         56,033
Cullen/Frost Bankers, Inc. .............      1,042         58,144
Fifth Third Bancorp (a).................     14,473        196,688
First Horizon National Corp. (a)(b).....      3,988         56,030
Huntington Bancshares, Inc. ............     12,100         64,977
Keycorp.................................     15,634        121,163
M&T Bank Corp. (a)......................      1,320        104,782
Marshall & Ilsley Corp. ................      8,900         71,645
PNC Financial Services Group, Inc. .....      9,349        558,135
Regions Financial Corp. (a).............     20,880        163,908
SunTrust Banks, Inc. ...................      9,022        241,699
U.S. Bancorp............................     34,786        900,262
Wells Fargo & Co. ......................     89,402      2,782,190
                                                      ------------
                                                         5,955,341
                                                      ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.6%
Avery Dennison Corp. ...................      2,047         74,531
Cintas Corp. ...........................      2,200         61,798
Pitney Bowes, Inc. (a)..................      3,987         97,482
R.R. Donnelley & Sons Co. ..............      4,056         86,596
Waste Management, Inc. (a)..............      8,205        282,498
                                                      ------------
                                                           602,905
                                                      ------------
CONSUMER FINANCE -- 1.0%
American Express Co. ...................     19,096        787,901
Capital One Financial Corp. ............      8,226        340,639
                                                      ------------
                                                         1,128,540
                                                      ------------
CONTAINERS & PACKAGING -- 0.3%
Bemis Co., Inc. ........................      1,928         55,372
Owens-Illinois, Inc. (b)................      3,166        112,520
Sealed Air Corp. .......................      2,835         59,762
Sonoco Products Co. ....................      1,999         61,549
                                                      ------------
                                                           289,203
                                                      ------------
DISTRIBUTORS -- 0.1%
Genuine Parts Co. ......................      2,999        126,678
                                                      ------------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
H&R Block, Inc. ........................      6,451        114,828
                                                      ------------
DIVERSIFIED FINANCIAL SERVICES -- 7.5%
Bank of America Corp. ..................    181,387      3,237,758
Citigroup, Inc. (b).....................    375,163      1,519,410
JPMorgan Chase & Co. ...................     72,525      3,245,494
NYSE Euronext...........................      4,731        140,085
                                                      ------------
                                                         8,142,747
                                                      ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 4.5%
AT&T, Inc. .............................    108,428      2,801,779
CenturyTel, Inc. (a)....................      5,587        198,115

SPDR DOW JONES LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
Frontier Communications Corp. (a).......      5,833   $     43,398
Level 3 Communications, Inc. (b)........     28,022         45,396
Qwest Communications International,
  Inc. (a)..............................     26,614        138,925
Verizon Communications, Inc. ...........     52,079      1,615,491
Windstream Corp. (a)....................      7,843         85,410
                                                      ------------
                                                         4,928,514
                                                      ------------
ELECTRIC UTILITIES -- 3.3%
Allegheny Energy, Inc. .................      2,900         66,700
American Electric Power Co., Inc. ......      8,678        296,614
DPL, Inc. ..............................      2,371         64,468
Duke Energy Corp. ......................     23,541        384,189
Edison International....................      5,472        186,978
Entergy Corp. ..........................      3,546        288,467
Exelon Corp. ...........................     12,209        534,876
FirstEnergy Corp. ......................      5,593        218,630
FPL Group, Inc. ........................      7,122        344,206
Northeast Utilities.....................      3,323         91,848
NV Energy, Inc. ........................      4,460         54,992
Pepco Holdings, Inc. ...................      4,124         70,727
Pinnacle West Capital Corp. ............      1,880         70,933
PPL Corp. ..............................      6,747        186,959
Progress Energy, Inc. (a)...............      5,306        208,844
Southern Co. ...........................     14,772        489,840
Westar Energy, Inc. ....................      2,088         46,562
                                                      ------------
                                                         3,605,833
                                                      ------------
ELECTRICAL EQUIPMENT -- 0.2%
Hubbell, Inc. (Class B).................        960         48,413
Rockwell Automation, Inc. ..............      2,614        147,325
                                                      ------------
                                                           195,738
                                                      ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS &
  COMPONENTS -- 0.1%
Avnet, Inc. (b).........................      2,600         78,000
Molex, Inc. (a).........................      2,263         47,206
                                                      ------------
                                                           125,206
                                                      ------------
ENERGY EQUIPMENT & SERVICES -- 0.0% (C)
Tidewater, Inc. (a).....................        948         44,812
                                                      ------------
FOOD & STAPLES RETAILING -- 0.5%
Safeway, Inc. ..........................      7,558        187,892
SUPERVALU, Inc. (a).....................      3,579         59,698
Sysco Corp. ............................     10,786        318,187
                                                      ------------
                                                           565,777
                                                      ------------
FOOD PRODUCTS -- 3.0%
Archer-Daniels-Midland Co. .............     10,588        305,993
Bunge, Ltd. ............................      2,303        141,934
Campbell Soup Co. ......................      4,036        142,673
ConAgra Foods, Inc. ....................      8,233        206,401
General Mills, Inc. ....................      5,675        401,733
H.J. Heinz Co. .........................      5,693        259,658
Hormel Foods Corp. .....................      1,353         56,840
Kellogg Co. ............................      4,389        234,504
Kraft Foods, Inc. (Class A).............     29,051        878,502
McCormick & Co., Inc. (a)...............      2,253         86,425
Sara Lee Corp. .........................     11,815        164,583
Smithfield Foods, Inc. (a)(b)...........      2,723         56,475
The Hershey Co. ........................      3,050        130,571
The J.M. Smucker Co. ...................      2,277        137,212
Tyson Foods, Inc. (Class A).............      5,542        106,129
                                                      ------------
                                                         3,309,633
                                                      ------------
GAS UTILITIES -- 0.3%
AGL Resources, Inc. ....................      1,419         54,844
Atmos Energy Corp. .....................      1,705         48,712
Energen Corp. ..........................      1,325         61,652
National Fuel Gas Co. ..................      1,307         66,069
UGI Corp. ..............................      2,090         55,469
                                                      ------------
                                                           286,746
                                                      ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
Beckman Coulter, Inc. ..................      1,200         75,360
Teleflex, Inc. .........................        757         48,501
                                                      ------------
                                                           123,861
                                                      ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.6%
Cardinal Health, Inc. ..................      6,829        246,049
CIGNA Corp. ............................      5,145        188,204
Humana, Inc. (b)........................      3,123        146,063
Omnicare, Inc. .........................      2,078         58,786
Universal Health Services, Inc.
  (Class B).............................      1,854         65,057
                                                      ------------
                                                           704,159
                                                      ------------
HOTELS, RESTAURANTS & LEISURE -- 1.6%
Carnival Corp. .........................      7,500        291,600
McDonald's Corp. .......................     19,668      1,312,249
Penn National Gaming, Inc. (b)..........      1,000         27,800
Royal Caribbean Cruises, Ltd. (a)(b)....      2,543         83,894
                                                      ------------
                                                         1,715,543
                                                      ------------
HOUSEHOLD DURABLES -- 0.8%
D.R. Horton, Inc. ......................      5,200         65,520
Fortune Brands, Inc. ...................      2,840        137,768
Leggett & Platt, Inc. (a)...............      2,878         62,280
Lennar Corp. (Class A)..................      2,600         44,746
Mohawk Industries, Inc. (a)(b)..........        944         51,335
Newell Rubbermaid, Inc. ................      5,223         79,390
NVR, Inc. (b)...........................        100         72,650
Stanley Black & Decker, Inc. ...........      2,962        170,048
Toll Brothers, Inc. (b).................      2,463         51,230
Whirlpool Corp. (a).....................      1,410        123,023
                                                      ------------
                                                           857,990
                                                      ------------
HOUSEHOLD PRODUCTS -- 3.7%
Kimberly-Clark Corp. ...................      7,483        470,531
Procter & Gamble Co. ...................     53,540      3,387,476
The Clorox Co. .........................      2,455        157,464
                                                      ------------
                                                         4,015,471
                                                      ------------
INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS -- 0.1%
Constellation Energy Group, Inc. .......      3,100        108,841
Mirant Corp. (b)........................      2,549         27,682
                                                      ------------
                                                           136,523
                                                      ------------
INDUSTRIAL CONGLOMERATES -- 4.2%
3M Co. .................................     11,920        996,154
General Electric Co. ...................    194,802      3,545,397
                                                      ------------
                                                         4,541,551
                                                      ------------

SPDR DOW JONES LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
INSURANCE -- 5.5%
AFLAC, Inc. ............................      8,420   $    457,122
Alleghany Corp. (b).....................        138         40,043
Allied World Assurance Company
  Holdings, Ltd. .......................        661         29,646
American Financial Group, Inc. .........      1,420         40,399
American International Group,
  Inc. (a)(b)...........................      2,249         76,781
American National Insurance Co. ........        200         22,708
AON Corp. ..............................      4,391        187,540
Arch Capital Group, Ltd. (b)............        863         65,804
Assurant, Inc. .........................      2,211         76,014
Assured Guaranty, Ltd. .................      2,400         52,728
Axis Capital Holdings, Ltd. ............      2,651         82,870
Chubb Corp. ............................      6,411        332,410
Cincinnati Financial Corp. (a)..........      2,877         83,145
CNA Financial Corp. (a)(b)..............        585         15,631
Everest Re Group, Ltd. .................      1,079         87,323
Fidelity National Financial, Inc.
  (Class A).............................      4,441         65,816
First American Corp. (a)................      2,295         77,663
Genworth Financial, Inc. (Class A) (b)..      8,850        162,309
Hartford Financial Services
  Group, Inc. ..........................      7,274        206,727
HCC Insurance Holdings, Inc. ...........      2,189         60,416
Lincoln National Corp. .................      5,687        174,591
Loews Corp. ............................      6,462        240,903
Markel Corp. (a)(b).....................        172         64,442
Marsh & McLennan Cos., Inc. ............      9,824        239,902
MetLife, Inc. ..........................     10,600        459,404
Old Republic International Corp. (a)....      4,256         53,966
PartnerRe, Ltd. ........................      1,402        111,767
Principal Financial Group, Inc. ........      5,556        162,291
Prudential Financial, Inc. .............      8,500        514,250
Reinsurance Group of America, Inc. .....      1,423         74,736
RenaissanceRe Holdings, Ltd. ...........      1,124         63,798
The Allstate Corp. .....................      9,817        317,187
The Hanover Insurance Group, Inc. ......        949         41,386
The Progressive Corp. ..................     11,540        220,299
The Travelers Cos., Inc. ...............      9,306        501,966
Torchmark Corp. (a).....................      1,595         85,348
Transatlantic Holdings, Inc. ...........      1,117         58,978
Unum Group..............................      6,294        155,902
Validus Holdings, Ltd. .................      1,500         41,295
W.R. Berkley Corp. .....................      2,553         66,608
Wesco Financial Corp. ..................         48         18,504
White Mountains Insurance Group, Ltd. ..        141         50,055
XL Capital, Ltd. (Class A)..............      6,143        116,103
                                                      ------------
                                                         6,056,776
                                                      ------------
INTERNET & CATALOG RETAIL -- 0.2%
Liberty Media Corp -- Interactive (Class
  A) (b)................................     10,682        163,541
                                                      ------------
INTERNET SOFTWARE & SERVICES(C) -- 0.0%
AOL, Inc. (b)...........................      2,033         51,394
                                                      ------------
IT SERVICES -- 3.0%
Broadridge Financial Solutions, Inc. ...      2,000         42,760
Computer Sciences Corp. (b).............      2,873        156,550
International Business Machines Corp. ..     23,722      3,042,346
                                                      ------------
                                                         3,241,656
                                                      ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Hasbro, Inc. ...........................      2,348         89,881
Mattel, Inc. ...........................      6,848        155,724
                                                      ------------
                                                           245,605
                                                      ------------
MACHINERY -- 0.5%
Eaton Corp. ............................      2,944        223,067
Harsco Corp. ...........................      1,300         41,522
Parker-Hannifin Corp. ..................      2,900        187,746
Pentair, Inc. ..........................      1,862         66,324
SPX Corp. ..............................        803         53,255
                                                      ------------
                                                           571,914
                                                      ------------
MEDIA -- 3.2%
CBS Corp. ..............................     11,531        160,742
Gannett Co., Inc. ......................      4,000         66,080
Interactive Data Corp. .................        561         17,952
News Corp. (Class A)....................     42,004        605,278
Omnicom Group, Inc. ....................      5,500        213,455
The McGraw-Hill Cos., Inc. .............      5,672        202,207
The Walt Disney Co. ....................     33,073      1,154,578
The Washington Post Co. (Class B).......        100         44,418
Time Warner Cable, Inc. ................      6,300        335,853
Time Warner, Inc. ......................     21,172        662,048
                                                      ------------
                                                         3,462,611
                                                      ------------
METALS & MINING -- 0.1%
Walter Energy, Inc. ....................        900         83,043
                                                      ------------
MULTI-UTILITIES -- 2.5%
Alliant Energy Corp. ...................      2,054         68,316
Ameren Corp. ...........................      4,010        104,581
CenterPoint Energy, Inc. ...............      6,834         98,136
CMS Energy Corp. (a)....................      4,238         65,519
Consolidated Edison, Inc. (a)...........      5,034        224,214
Dominion Resources, Inc. ...............     10,822        444,892
DTE Energy Co. .........................      3,140        140,044
Integrys Energy Group, Inc. (a).........      1,442         68,322
MDU Resources Group, Inc. ..............      3,021         65,193
NiSource, Inc. .........................      5,204         82,223
NSTAR (a)...............................      2,026         71,761
OGE Energy Corp. .......................      1,799         70,053
PG&E Corp. .............................      6,684        283,535
Public Service Enterprise Group, Inc. ..      9,274        273,769
SCANA Corp. ............................      2,089         78,526
Sempra Energy...........................      4,085        203,842
TECO Energy, Inc. ......................      3,745         59,508
Vectren Corp. ..........................      1,516         37,476
Wisconsin Energy Corp. .................      2,259        111,617
Xcel Energy, Inc. ......................      8,559        181,451
                                                      ------------
                                                         2,732,978
                                                      ------------
MULTILINE RETAIL -- 0.3%
J. C. Penney Co., Inc. .................      3,784        121,731
Macy's, Inc. ...........................      7,980        173,725
                                                      ------------
                                                           295,456
                                                      ------------
OFFICE ELECTRONICS -- 0.2%
Xerox Corp. ............................     25,243        246,119
                                                      ------------

SPDR DOW JONES LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
OIL, GAS & CONSUMABLE FUELS -- 11.2%
Apache Corp. ...........................      6,008   $    609,812
Chevron Corp. ..........................     36,538      2,770,676
ConocoPhillips..........................     23,728      1,214,162
Devon Energy Corp. .....................      7,724        497,657
Exxon Mobil Corp. (a)...................     86,669      5,805,090
Forest Oil Corp. (a)(b).................      1,963         50,685
Marathon Oil Corp. .....................     12,861        406,922
Pioneer Natural Resources Co. (a).......      2,095        117,990
Southern Union Co. .....................      1,700         43,129
Spectra Energy Corp. ...................     11,673        262,993
Sunoco, Inc. (a)........................      2,077         61,708
The Williams Cos., Inc. ................     10,500        242,550
Valero Energy Corp. ....................     10,215        201,235
                                                      ------------
                                                        12,284,609
                                                      ------------
PAPER & FOREST PRODUCTS -- 0.4%
International Paper Co. ................      7,478        184,033
MeadWestvaco Corp. .....................      2,700         68,985
Weyerhaeuser Co. .......................      3,733        168,993
                                                      ------------
                                                           422,011
                                                      ------------
PERSONAL PRODUCTS(C) -- 0.0%
Alberto-Culver Co. .....................      1,610         42,101
                                                      ------------
PHARMACEUTICALS -- 10.1%
Abbott Laboratories.....................     28,028      1,476,515
Bristol-Myers Squibb Co. ...............     30,823        822,974
Eli Lilly & Co. ........................     17,812        645,151
Forest Laboratories, Inc. (b)...........      5,389        168,999
Johnson & Johnson.......................     50,482      3,291,426
Merck & Co., Inc. ......................     56,830      2,122,600
Pfizer, Inc. ...........................    146,958      2,520,330
                                                      ------------
                                                        11,047,995
                                                      ------------
REAL ESTATE INVESTMENT TRUSTS -- 2.2%
AMB Property Corp. (a)..................      2,657         72,377
Annaly Capital Management, Inc. ........     10,304        177,023
AvalonBay Communities, Inc. (a).........      1,550        133,842
Boston Properties, Inc. ................      2,624        197,955
Equity Residential (a)..................      5,152        201,701
Federal Realty Investment Trust.........      1,094         79,654
HCP, Inc. (a)...........................      5,437        179,421
Health Care REIT, Inc. .................      2,179         98,556
Host Hotels & Resorts, Inc. ............     11,522        168,797
Kimco Realty Corp. .....................      7,049        110,246
Liberty Property Trust..................      2,015         68,389
Nationwide Health Properties, Inc. .....      1,889         66,398
Piedmont Office Realty Trust, Inc.
  (Class A).............................      1,076         21,359
Plum Creek Timber Co., Inc. ............      3,033        118,014
ProLogis (a)............................      8,850        116,820
Rayonier, Inc. .........................      1,297         58,923
Realty Income Corp. (a).................      1,991         61,104
Regency Centers Corp. (a)...............      1,507         56,467
SL Green Realty Corp. ..................      1,300         74,451
The Macerich Co. .......................      1,600         61,296
Vornado Realty Trust....................      3,391        256,699
                                                      ------------
                                                         2,379,492
                                                      ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
Brookfield Properties Corp. ............      4,878         74,926
The St. Joe Co. (a)(b)..................      1,705         55,157
                                                      ------------
                                                           130,083
                                                      ------------
ROAD & RAIL -- 0.4%
Norfolk Southern Corp. .................      6,721        375,637
Ryder Systems, Inc. ....................      1,019         39,496
                                                      ------------
                                                           415,133
                                                      ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 3.0%
Analog Devices, Inc. ...................      5,300        152,746
Intel Corp. ............................    101,439      2,258,032
KLA-Tencor Corp. .......................      2,900         89,668
Maxim Integrated Products, Inc. ........      5,300        102,767
Microchip Technology, Inc. (a)..........      3,311         93,238
National Semiconductor Corp. ...........      4,000         57,800
Texas Instruments, Inc. ................     22,700        555,469
                                                      ------------
                                                         3,309,720
                                                      ------------
SOFTWARE -- 0.1%
Synopsys, Inc. (b)......................      2,727         61,003
                                                      ------------
SPECIALTY RETAIL -- 1.3%
AutoNation, Inc. (b)....................      1,222         22,094
Limited Brands, Inc. ...................      5,206        128,172
The Gap, Inc. ..........................      9,273        214,299
The Home Depot, Inc. ...................     30,932      1,000,650
                                                      ------------
                                                         1,365,215
                                                      ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.1%
V. F. Corp. ............................      1,620        129,843
                                                      ------------
THRIFTS & MORTGAGE FINANCE -- 0.2%
Capitol Federal Financial (a)...........        378         14,160
New York Community Bancorp, Inc. .......      7,922        131,030
People's United Financial, Inc. ........      6,469        101,175
TFS Financial Corp. ....................      1,300         17,355
                                                      ------------
                                                           263,720
                                                      ------------
TOBACCO -- 2.7%
Altria Group, Inc. .....................     37,416        767,777
Lorillard, Inc. ........................      2,959        222,635
Philip Morris International, Inc. ......     34,689      1,809,378
Reynolds American, Inc. ................      3,198        172,628
                                                      ------------
                                                         2,972,418
                                                      ------------
WATER UTILITIES -- 0.1%
American Water Works Co., Inc. .........      1,862         40,517
Aqua America, Inc. .....................      2,559         44,962
                                                      ------------
                                                            85,479
                                                      ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
Sprint Nextel Corp. (a)(b)..............     51,797        196,829
Telephone & Data Systems, Inc. .........      1,700         57,545
US Cellular Corp. (b)...................        285         11,793
                                                      ------------
                                                           266,167
                                                      ------------
TOTAL COMMON STOCKS --
  (Cost $114,195,973)...................               108,953,146
                                                      ------------

SPDR DOW JONES LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
SHORT TERM INVESTMENTS -- 5.4%
MONEY MARKET FUNDS -- 5.4%
State Street Institutional Liquid
  Reserves Fund (d).....................    120,602   $    120,602
State Street Navigator Securities
  Lending Prime Portfolio (d)(e)........  5,711,040      5,711,040
                                                      ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $5,831,642).....................                 5,831,642
                                                      ------------
TOTAL INVESTMENTS -- 105.1% (F)
  (Cost $120,027,615)...................               114,784,788
OTHER ASSETS AND
  LIABILITIES -- (5.1)%.................                (5,526,093)
                                                      ------------
NET ASSETS -- 100.0%....................              $109,258,695
                                                      ============





(a) Security, or portion thereof, was on loan at March 31, 2010.
(b)  Non-income producing security.
(c)  Amount shown represents less than 0.05% of net assets.
(d)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(e)  Investments of cash collateral for securities loaned.
(f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR DOW JONES MID CAP ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 0.9%
Alliant Techsystems, Inc. (a)(b)........       1,258   $    102,275
BE Aerospace, Inc. (b)..................       3,662        111,508
Curtiss-Wright Corp. (a)................       1,781         61,979
Spirit Aerosystems Holdings,
  Inc. (a)(b)...........................       3,927         91,813
TransDigm Group, Inc. (a)...............       1,423         75,476
                                                       ------------
                                                            443,051
                                                       ------------
AIR FREIGHT & LOGISTICS -- 0.1%
UTI Worldwide, Inc. ....................       3,882         59,472
                                                       ------------
AIRLINES -- 0.8%
AMR Corp. (a)(b)........................      12,793        116,544
Continental Airlines, Inc. (Class
  B) (a)(b).............................       5,308        116,617
JetBlue Airways Corp. (a)(b)............       9,651         53,853
UAL Corp. (a)(b)........................       6,428        125,667
                                                       ------------
                                                            412,681
                                                       ------------
AUTO COMPONENTS -- 1.2%
BorgWarner, Inc. (a)(b).................       4,466        170,512
Gentex Corp. (a)........................       5,298        102,887
Lear Corp. (b)..........................       1,732        137,434
The Goodyear Tire & Rubber Co. (b)......       9,240        116,794
TRW Automotive Holdings Corp. (b).......       3,144         89,855
                                                       ------------
                                                            617,482
                                                       ------------
BEVERAGES -- 0.5%
Constellation Brands, Inc. (Class
  A) (b)................................       7,593        124,829
Hansen Natural Corp. (b)................       2,721        118,037
                                                       ------------
                                                            242,866
                                                       ------------
BIOTECHNOLOGY -- 2.3%
Alexion Pharmaceuticals, Inc. (a)(b)....       3,384        183,988
Amylin Pharmaceuticals, Inc. (a)(b).....       4,924        110,741
BioMarin Pharmaceutical, Inc. (a)(b)....       3,832         89,554
Dendreon Corp. (b)......................       5,031        183,481
Human Genome Sciences, Inc. (a)(b)......       7,036        212,487
Onyx Pharmaceuticals, Inc. (b)..........       2,391         72,399
OSI Pharmaceuticals, Inc. (a)(b)........       2,230        132,796
Regeneron Pharmaceuticals, Inc. (a)(b)..       2,451         64,927
Talecris Biotherapeutics Holdings
  Corp. (a)(b)..........................       1,942         38,685
United Therapeutics Corp. (a)(b)........       1,793         99,207
                                                       ------------
                                                          1,188,265
                                                       ------------
BUILDING PRODUCTS -- 0.4%
Lennox International, Inc. (a)..........       2,011         89,127
Owens Corning, Inc. (a)(b)..............       4,306        109,545
                                                       ------------
                                                            198,672
                                                       ------------
CAPITAL MARKETS -- 2.4%
Affiliated Managers Group, Inc. (a)(b)..       1,604        126,716
E*TRADE Financial Corp. (a)(b)..........      71,787        118,449
Eaton Vance Corp. (a)...................       4,499        150,896
Federated Investors, Inc. (Class B).....       3,958        104,412
Greenhill & Co., Inc. ..................       1,000         82,090
Jefferies Group, Inc. (a)...............       4,222         99,935
Knight Capital Group, Inc. (Class
  A) (a)(b).............................       3,577         54,549
Legg Mason, Inc. (a)....................       6,163        176,693
Raymond James Financial, Inc. (a).......       3,806        101,772
SEI Investments Co. ....................       5,998        131,776
Waddell & Reed Financial, Inc. (Class
  A) (a)................................       3,312        119,365
                                                       ------------
                                                          1,266,653
                                                       ------------
CHEMICALS -- 3.4%
Albemarle Corp. (a).....................       3,517        149,930
Ashland, Inc. ..........................       2,730        144,062
Celanese Corp. (Series A)...............       5,518        175,748
Eastman Chemical Co. (a)................       2,629        167,415
Huntsman Corp. .........................       6,394         77,048
International Flavors &
  Fragrances, Inc. .....................       3,023        144,106
Intrepid Potash, Inc. (a)(b)............       1,660         50,348
Lubrizol Corp. (a)......................       2,627        240,949
Nalco Holding Co. ......................       5,295        128,827
RPM International, Inc. ................       4,953        105,697
Terra Industries, Inc. .................       3,837        175,581
The Scotts Miracle-Gro Co. (Class A)....       1,726         80,000
The Valspar Corp. (a)...................       3,577        105,450
                                                       ------------
                                                          1,745,161
                                                       ------------
COMMERCIAL BANKS -- 3.8%
Associated Ban-Corp. (a)................       6,398         88,292
BancorpSouth, Inc. (a)..................       3,001         62,901
Bank of Hawaii Corp. (a)................       1,836         82,528
BOK Financial Corp. (a).................         874         45,833
City National Corp. (a).................       1,618         87,324
Comerica, Inc. .........................       6,697        254,754
Commerce Bancshares, Inc. (a)...........       2,601        107,005
Cullen/Frost Bankers, Inc. (a)..........       2,185        121,923
First Citizens BancShares, Inc.
  (Class A).............................         227         45,119
First Horizon National Corp. (a)(b).....       8,625        121,185
FirstMerit Corp. (a)....................       3,368         72,648
Fulton Financial Corp. (a)..............       6,842         69,720
Huntington Bancshares, Inc. (a).........      27,516        147,761
Marshall & Ilsley Corp. (a).............      19,866        159,921
Prosperity Bancshares, Inc. (a).........       1,772         72,652
TCF Financial Corp. (a).................       5,096         81,230
UMB Financial Corp. ....................       1,299         52,739
Valley National Bancorp (a).............       5,941         91,313
Westamerica Bancorporation (a)..........       1,132         65,260
Zions Bancorporation (a)................       5,318        116,039
                                                       ------------
                                                          1,946,147
                                                       ------------
COMMERCIAL SERVICES & SUPPLIES -- 1.8%
Avery Dennison Corp. (a)................       4,338        157,947
Cintas Corp. ...........................       5,103        143,343
Clean Harbors, Inc. (a)(b)..............         895         49,726
Copart, Inc. (a)(b).....................       2,862        101,887
Corrections Corp. of America (a)(b).....       4,432         88,019
Covanta Holding Corp. (a)(b)............       5,010         83,467
KAR Auction Services, Inc. (a)(b).......         906         13,644
R.R. Donnelley & Sons Co. (a)...........       7,889        168,430
Rollins, Inc. (a).......................       2,004         43,447

SPDR DOW JONES MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Waste Connections, Inc. (a)(b)..........       3,028   $    102,831
                                                       ------------
                                                            952,741
                                                       ------------
COMMUNICATIONS EQUIPMENT -- 1.4%
3Com Corp. (b)..........................      15,049        115,727
Brocade Communications Systems,
  Inc. (a)(b)...........................      16,502         94,226
CommScope, Inc. (b).....................       3,602        100,928
EchoStar Corp. (Class A) (a)(b).........       1,576         31,961
F5 Networks, Inc. (a)(b)................       3,023        185,945
Polycom, Inc. (a)(b)....................       3,203         97,948
Tellabs, Inc. ..........................      13,611        103,035
                                                       ------------
                                                            729,770
                                                       ------------
COMPUTERS & PERIPHERALS -- 1.1%
Diebold, Inc. (a).......................       2,526         80,226
Lexmark International, Inc. (Class
  A) (a)(b).............................       3,017        108,853
NCR Corp. (a)(b)........................       6,072         83,794
QLogic Corp. (a)(b).....................       4,410         89,523
Teradata Corp. (b)......................       6,626        191,425
                                                       ------------
                                                            553,821
                                                       ------------
CONSTRUCTION & ENGINEERING -- 1.4%
Aecom Technology Corp. (a)(b)...........       3,793        107,607
EMCOR Group, Inc. (a)(b)................       2,515         61,944
KBR, Inc. ..............................       6,216        137,747
Quanta Services, Inc. (b)...............       8,075        154,717
The Shaw Group, Inc. (b)................       3,190        109,800
URS Corp. (a)(b)........................       3,213        159,397
                                                       ------------
                                                            731,212
                                                       ------------
CONSTRUCTION MATERIALS -- 0.3%
Martin Marietta Materials, Inc. ........       1,713        143,121
                                                       ------------
CONSUMER FINANCE -- 0.1%
AmeriCredit Corp. (a)(b)................       2,602         61,824
                                                       ------------
CONTAINERS & PACKAGING -- 1.7%
AptarGroup, Inc. .......................       2,420         95,227
Bemis Co., Inc. ........................       4,156        119,360
Greif, Inc. (Class A)...................       1,313         72,110
Packaging Corp. of America..............       3,940         96,963
Pactiv Corp. (a)(b).....................       5,076        127,814
Rock-Tenn Co. (Class A) (a).............       1,498         68,264
Sealed Air Corp. (a)....................       6,083        128,230
Silgan Holdings, Inc. (a)...............         992         59,748
Sonoco Products Co. (a).................       3,826        117,803
                                                       ------------
                                                            885,519
                                                       ------------
DISTRIBUTORS -- 0.2%
LKQ Corp. (a)(b)........................       5,379        109,194
                                                       ------------
DIVERSIFIED CONSUMER SERVICES -- 1.1%
Brink's Home Security Holdings,
  Inc. (b)..............................       1,784         75,909
Career Education Corp. (a)(b)...........       2,353         74,449
Education Management Corp. (a)(b).......         775         16,973
ITT Educational Services, Inc. (a)(b)...       1,422        159,947
Service Corp. International (a).........       9,657         88,651
Strayer Education, Inc. (a).............         539        131,257
Weight Watchers International,
  Inc. (a)..............................       1,380         35,231
                                                       ------------
                                                            582,417
                                                       ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.5%
MSCI, Inc. (Class A) (a)(b).............       4,076        147,144
The NASDAQ OMX Group, Inc. (a)(b).......       6,386        134,872
                                                       ------------
                                                            282,016
                                                       ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.6%
Frontier Communications Corp. (a).......      11,980         89,131
Level 3 Communications, Inc. (a)(b).....      61,995        100,432
tw telecom, inc. (a)(b).................       5,736        104,109
                                                       ------------
                                                            293,672
                                                       ------------
ELECTRIC UTILITIES -- 2.4%
Allegheny Energy, Inc. .................       6,519        149,937
Cleco Corp. (a).........................       2,379         63,162
DPL, Inc. (a)...........................       4,609        125,319
Great Plains Energy, Inc. (a)...........       5,202         96,601
Hawaiian Electric Industries, Inc. (a)..       3,588         80,551
IDACORP, Inc. (a).......................       1,814         62,801
ITC Holdings Corp. (a)..................       1,953        107,415
NV Energy, Inc. (a).....................       8,993        110,884
Pepco Holdings, Inc. (a)................       8,465        145,175
Pinnacle West Capital Corp. (a).........       3,873        146,128
Portland General Electric Co. ..........       2,891         55,825
Westar Energy, Inc. (a).................       4,167         92,924
                                                       ------------
                                                          1,236,722
                                                       ------------
ELECTRICAL EQUIPMENT -- 1.2%
A123 Systems, Inc. (b)..................       1,094         15,032
Acuity Brands, Inc. (a).................       1,691         71,377
AMETEK, Inc. ...........................       4,080        169,157
Brady Corp. (Class A)...................       1,861         57,914
Hubbell, Inc. (Class B) (a).............       2,126        107,214
SunPower Corp. (Class A) (a)(b).........       3,723         70,365
Thomas & Betts Corp. (b)................       2,051         80,481
Woodward Governor Co. (a)...............       2,276         72,786
                                                       ------------
                                                            644,326
                                                       ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS &
  COMPONENTS -- 2.6%
Anixter International, Inc. (a)(b)......       1,153         54,018
Arrow Electronics, Inc. (b).............       4,604        138,719
Avnet, Inc. (b).........................       5,820        174,600
AVX Corp. ..............................       2,002         28,428
FLIR Systems, Inc. (b)..................       5,883        165,901
Ingram Micro, Inc. (Class A) (b)........       6,296        110,495
Itron, Inc. (a)(b)......................       1,539        111,685
Jabil Circuit, Inc. (a).................       7,776        125,894
Mettler-Toledo International,
  Inc. (a)(b)...........................       1,290        140,868
Molex, Inc. (a).........................       5,048        105,301
National Instruments Corp. (a)..........       2,358         78,639
Trimble Navigation, Ltd. (a)(b).........       4,624        132,801
                                                       ------------
                                                          1,367,349
                                                       ------------
ENERGY EQUIPMENT & SERVICES -- 1.7%
Dresser-Rand Group, Inc. (b)............       3,154         99,099
Helmerich & Payne, Inc. (a).............       3,722        141,734

SPDR DOW JONES MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Oceaneering International, Inc. (a)(b)..       1,961   $    124,504
Patterson-UTI Energy, Inc. (a)..........       5,950         83,121
Rowan Cos., Inc. (a)(b).................       4,019        116,993
SEACOR Holdings, Inc. (a)(b)............         739         59,608
Superior Energy Services, Inc. (b)......       2,983         62,703
Tidewater, Inc. (a).....................       1,983         93,736
Unit Corp. (a)(b).......................       1,815         76,738
                                                       ------------
                                                            858,236
                                                       ------------
FOOD & STAPLES RETAILING -- 0.8%
BJ's Wholesale Club, Inc. (a)(b)........       2,136         79,011
SUPERVALU, Inc. (a).....................       8,158        136,075
Whole Foods Market, Inc. (b)............       5,188        187,546
                                                       ------------
                                                            402,632
                                                       ------------
FOOD PRODUCTS -- 1.7%
Corn Products International, Inc. (a)...       2,848         98,712
Dean Foods Co. (a)(b)...................       6,942        108,920
Del Monte Foods Co. ....................       7,669        111,967
Flowers Foods, Inc. (a).................       3,296         81,543
Green Mountain Coffee Roasters,
  Inc. (a)(b)...........................       1,487        143,971
Lancaster Colony Corp. (a)..............         791         46,637
Pilgrim's Pride Corp. (b)...............       1,900         20,216
Ralcorp Holdings, Inc. (b)..............       2,107        142,813
Smithfield Foods, Inc. (a)(b)...........       5,952        123,445
Tootsie Roll Industries, Inc. (a).......         923         24,945
                                                       ------------
                                                            903,169
                                                       ------------
GAS UTILITIES -- 1.7%
AGL Resources, Inc. (a).................       2,942        113,708
Atmos Energy Corp. .....................       3,631        103,738
Energen Corp. ..........................       2,784        129,540
National Fuel Gas Co. (a)...............       2,659        134,413
New Jersey Resources Corp. (a)..........       1,600         60,096
Nicor, Inc. (a).........................       1,728         72,438
Piedmont Natural Gas Co., Inc. (a)......       2,652         73,142
UGI Corp. ..............................       4,223        112,078
WGL Holdings, Inc. (a)..................       1,956         67,775
                                                       ------------
                                                            866,928
                                                       ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.0%
Gen-Probe, Inc. (a)(b)..................       1,889         94,450
Haemonetics Corp. (a)(b)................         967         55,264
IDEXX Laboratories, Inc. (a)(b).........       2,287        131,617
Immucor, Inc. (a)(b)....................       2,723         60,968
Inverness Medical Innovations,
  Inc. (a)(b)...........................       3,202        124,718
Kinetic Concepts, Inc. (a)(b)...........       2,386        114,075
Masimo Corp. (a)........................       1,999         53,073
ResMed, Inc. (a)(b).....................       2,913        185,413
STERIS Corp. (a)........................       2,105         70,854
Teleflex, Inc. .........................       1,527         97,835
Thoratec Corp. (a)(b)...................       2,187         73,155
                                                       ------------
                                                          1,061,422
                                                       ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.8%
AMERIGROUP Corp. (a)(b).................       1,966         65,350
athenahealth, Inc. (a)(b)...............       1,229         44,932
Community Health Systems, Inc. (a)(b)...       3,589        132,542
Coventry Health Care, Inc. (a)(b).......       5,700        140,904
Emdeon, Inc. (Class A) (a)(b)...........       1,786         29,505
Health Net, Inc. (a)(b).................       3,990         99,231
LifePoint Hospitals, Inc. (a)(b)........       2,108         77,532
Lincare Holdings, Inc. (a)(b)...........       2,611        117,182
MEDNAX, Inc. (a)(b).....................       1,755        102,123
Omnicare, Inc. (a)......................       4,548        128,663
Owens & Minor, Inc. (a).................       1,603         74,363
Patterson Cos., Inc. (a)................       3,850        119,542
Tenet Healthcare Corp. (b)..............      18,468        105,637
Universal Health Services, Inc. (Class
  B) (a)................................       3,540        124,219
VCA Antech, Inc. (a)(b).................       3,257         91,294
                                                       ------------
                                                          1,453,019
                                                       ------------
HEALTH CARE TECHNOLOGY -- 0.1%
Allscripts-Misys Healthcare Solutions,
  Inc. (a)(b)...........................       2,321         45,399
                                                       ------------
HOTELS, RESTAURANTS & LEISURE -- 2.1%
Bally Technologies, Inc. (a)(b).........       2,093         84,850
Brinker International, Inc. ............       3,894         75,076
Burger King Holdings, Inc. (a)..........       3,586         76,239
Chipotle Mexican Grill, Inc. (a)(b).....       1,218        137,232
Choice Hotels International, Inc. (a)...       1,157         40,275
MGM MIRAGE, Inc. (a)(b).................       9,607        115,284
Panera Bread Co. (Class A) (a)(b).......       1,219         93,241
Penn National Gaming, Inc. (a)(b).......       2,584         71,835
Scientific Games Corp. (Class
  A) (a)(b).............................       2,700         38,016
Wendy's/Arby's Group, Inc. (Class A)....      13,993         69,965
WMS Industries, Inc. (b)................       2,259         94,743
Wyndham Worldwide Corp. (a).............       6,873        176,842
                                                       ------------
                                                          1,073,598
                                                       ------------
HOUSEHOLD DURABLES -- 2.6%
Harman International Industries,
  Inc. (b)..............................       2,668        124,809
Jarden Corp. ...........................       3,381        112,553
Leggett & Platt, Inc. (a)...............       5,853        126,659
Lennar Corp. (Class A) (a)..............       6,099        104,964
M.D.C. Holdings, Inc. (a)...............       1,399         48,419
Mohawk Industries, Inc. (a)(b)..........       2,125        115,558
Newell Rubbermaid, Inc. (a).............      10,738        163,218
NVR, Inc. (a)(b)........................         228        165,642
Pulte Homes, Inc. (a)(b)................      12,853        144,596
Toll Brothers, Inc. (a)(b)..............       5,156        107,245
Tupperware Brands Corp. ................       2,410        116,210
                                                       ------------
                                                          1,329,873
                                                       ------------
HOUSEHOLD PRODUCTS -- 0.3%
Energizer Holdings, Inc. (a)(b).........       2,671        167,632
                                                       ------------
INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS -- 0.3%
Dynegy, Inc. (Class A) (a)(b)...........      19,429         24,481
Mirant Corp. (b)........................       5,649         61,348
Ormat Technologies, Inc. (a)............         707         19,895
RRI Energy, Inc. (a)(b).................      13,780         50,848
                                                       ------------
                                                            156,572
                                                       ------------

SPDR DOW JONES MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
INDUSTRIAL CONGLOMERATES -- 0.6%
Carlisle Cos., Inc. (a).................       2,348   $     89,459
Seaboard Corp. (a)......................          15         19,486
Textron, Inc. (a).......................      10,399        220,771
                                                       ------------
                                                            329,716
                                                       ------------
INSURANCE -- 5.8%
Alleghany Corp. (b).....................         251         72,968
Allied World Assurance Company
  Holdings, Ltd. .......................       1,568         70,325
American Financial Group, Inc. .........       2,975         84,639
American International Group,
  Inc. (a)(b)...........................       4,546        155,200
American National Insurance Co. (a).....         613         69,600
Arthur J. Gallagher & Co. (a)...........       3,910         95,990
Aspen Insurance Holdings, Ltd. .........       2,964         85,482
Assurant, Inc. .........................       4,537        155,982
Assured Guaranty, Ltd. .................       5,558        122,109
Brown & Brown, Inc. (a).................       4,426         79,314
Endurance Specialty Holdings, Ltd. (a)..       1,964         72,963
Erie Indemnity Co. (Class A) (a)........       1,235         53,266
Fidelity National Financial, Inc. (Class
  A) (a)................................       8,875        131,527
First American Corp. (a)................       4,646        157,221
HCC Insurance Holdings, Inc. ...........       4,318        119,177
Markel Corp. (a)(b).....................         378        141,621
Mercury General Corp. (a)...............       1,023         44,726
Montpelier Re Holdings, Ltd. (a)........       2,995         50,346
Old Republic International Corp. (a)....       8,675        109,999
OneBeacon Insurance Group, Ltd. (Class
  A) (a)................................         921         15,887
Platinum Underwriters Holdings,
  Ltd. (a)..............................       1,948         72,232
ProAssurance Corp. (a)(b)...............       1,247         72,999
Reinsurance Group of America, Inc. .....       2,800        147,056
RenaissanceRe Holdings, Ltd. ...........       2,398        136,110
StanCorp Financial Group, Inc. (a)......       1,886         89,830
The Hanover Insurance Group, Inc. (a)...       1,925         83,949
Torchmark Corp. (a).....................       3,184        170,376
Transatlantic Holdings, Inc. ...........       2,554        134,851
Validus Holdings, Ltd. (a)..............       3,637        100,127
Wesco Financial Corp. (a)...............          56         21,588
White Mountains Insurance Group,
  Ltd. (a)..............................         295        104,725
                                                       ------------
                                                          3,022,185
                                                       ------------
INTERNET & CATALOG RETAIL -- 0.3%
Netflix, Inc. (a)(b)....................       1,815        133,838
                                                       ------------
INTERNET SOFTWARE & SERVICES -- 1.2%
Akamai Technologies, Inc. (a)(b)........       6,646        208,751
AOL, Inc. (a)(b)........................       4,085        103,269
Equinix, Inc. (a)(b)....................       1,502        146,205
IAC/InterActive Corp. (a)(b)............       3,722         84,638
WebMD Health Corp. (a)(b)...............       1,814         84,133
                                                       ------------
                                                            626,996
                                                       ------------
IT SERVICES -- 2.2%
Alliance Data Systems Corp. (a)(b)......       2,011        128,684
Broadridge Financial Solutions, Inc. ...       4,822        103,095
CACI International, Inc. (Class
  A) (a)(b).............................       1,169         57,106
DST Systems, Inc. (a)...................       1,523         63,128
Gartner, Inc. (b).......................       2,489         55,355
Genpact, Ltd. (b).......................       3,945         66,158
Global Payments, Inc. ..................       3,136        142,845
Hewitt Associates, Inc. (Class A) (b)...       3,626        144,242
Lender Processing Services, Inc. .......       3,648        137,712
ManTech International Corp. (Class
  A) (a)(b).............................         822         40,138
NeuStar, Inc. (Class A) (a)(b)..........       2,821         71,089
Total System Services, Inc. (a).........       7,574        118,609
                                                       ------------
                                                          1,128,161
                                                       ------------
LIFE SCIENCES TOOLS & SERVICES -- 1.2%
Bio-Rad Laboratories, Inc. (Class
  A) (b)................................         749         77,536
Charles River Laboratories
  International, Inc. (a)(b)............       2,544        100,005
Covance, Inc. (a)(b)....................       2,454        150,651
PerkinElmer, Inc. (a)...................       4,486        107,215
Pharmaceutical Product
  Development, Inc. ....................       4,238        100,653
Techne Corp. (a)........................       1,443         91,905
                                                       ------------
                                                            627,965
                                                       ------------
MACHINERY -- 4.2%
AGCO Corp. (a)(b).......................       3,520        126,262
CLARCOR, Inc. (a).......................       1,989         68,601
Crane Co. (a)...........................       1,952         69,296
Donaldson Co., Inc. (a).................       2,744        123,809
Gardner Denver, Inc. ...................       1,990         87,640
Graco, Inc. (a).........................       2,311         73,952
Harsco Corp. ...........................       3,090         98,695
IDEX Corp. (a)..........................       3,105        102,776
Joy Global, Inc. .......................       3,930        222,438
Kennametal, Inc. (a)....................       3,087         86,806
Lincoln Electric Holdings, Inc. (a).....       1,561         84,809
Navistar International Corp. (a)(b).....       2,039         91,204
Nordson Corp. (a).......................       1,195         81,164
Oshkosh Corp. (a)(b)....................       3,445        138,971
Pall Corp. .............................       4,499        182,165
Pentair, Inc. ..........................       3,782        134,715
Snap-On, Inc. ..........................       2,210         95,781
SPX Corp. ..............................       1,886        125,080
The Timken Co. (a)......................       2,972         89,190
Wabtec Corp. (a)........................       1,866         78,596
                                                       ------------
                                                          2,161,950
                                                       ------------
MARINE -- 0.2%
Kirby Corp. (a)(b)......................       2,067         78,856
                                                       ------------
MEDIA -- 2.7%
Clear Channel Outdoor Holdings, Inc.
  (Class A) (a)(b)......................       1,572         16,679
DreamWorks Animation SKG, Inc. (Class
  A) (b)................................       2,689        105,920
Gannett Co., Inc. (a)...................       9,091        150,183
Interactive Data Corp. .................       1,395         44,640
John Wiley & Sons, Inc. (Class A) (a)...       1,923         83,227
Lamar Advertising Co. (Class A) (b).....       2,219         76,223

SPDR DOW JONES MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Liberty Media -- Starz (Series A) (b)...       2,008   $    109,798
Liberty Media Corp.- Interactive (Class
  A) (b)................................       3,284        119,439
Morningstar, Inc. (a)(b)................         855         41,117
Regal Entertainment Group (a)...........       3,027         53,184
Sirius XM Radio, Inc. (b)...............     148,432        129,210
The Interpublic Group of Cos.,
  Inc. (a)(b)...........................      18,706        155,634
The Washington Post Co. (Class B).......         222         98,608
Virgin Media, Inc. (a)..................      11,250        194,175
                                                       ------------
                                                          1,378,037
                                                       ------------
METALS & MINING -- 2.0%
AK Steel Holding Corp. .................       4,205         96,126
Allegheny Technologies, Inc. (a)........       3,529        190,531
Commercial Metals Co. (a)...............       4,322         65,089
Compass Minerals International,
  Inc. (a)..............................       1,247        100,047
Reliance Steel & Aluminum Co. (a).......       2,465        121,352
Royal Gold, Inc. (a)....................       2,107         97,364
Steel Dynamics, Inc. (a)................       8,280        144,652
Titanium Metals Corp. (a)(b)............       3,325         55,162
Walter Energy, Inc. ....................       2,035        187,769
                                                       ------------
                                                          1,058,092
                                                       ------------
MULTI-UTILITIES -- 2.4%
Alliant Energy Corp. (a)................       4,245        141,189
CMS Energy Corp. (a)....................       8,836        136,605
Integrys Energy Group, Inc. (a).........       2,941        139,345
MDU Resources Group, Inc. ..............       6,683        144,219
NiSource, Inc. (a)......................      10,651        168,286
NSTAR (a)...............................       4,106        145,434
OGE Energy Corp. (a)....................       3,696        143,922
TECO Energy, Inc. (a)...................       7,654        121,622
Vectren Corp. (a).......................       3,116         77,027
                                                       ------------
                                                          1,217,649
                                                       ------------
MULTILINE RETAIL -- 0.2%
Big Lots, Inc. (a)(b)...................       3,177        115,706
                                                       ------------
OFFICE ELECTRONICS -- 0.1%
Zebra Technologies Corp. (Class
  A) (a)(b).............................       2,317         68,583
                                                       ------------
OIL, GAS & CONSUMABLE FUELS -- 4.0%
Arch Coal, Inc. (a).....................       6,252        142,858
Atlas Energy, Inc. (a)(b)...............       3,007         93,578
Cabot Oil & Gas Corp. (a)...............       3,952        145,434
Cimarex Energy Co. (a)..................       3,180        188,828
Comstock Resources, Inc. (b)............       1,813         57,653
Concho Resources, Inc. (a)(b)...........       2,949        148,512
EXCO Resources, Inc. (a)................       6,575        120,849
Forest Oil Corp. (a)(b).................       3,898        100,646
Frontier Oil Corp. (a)..................       4,036         54,486
Massey Energy Co. (a)...................       3,290        172,034
Plains Exploration & Production
  Co. (a)(b)............................       5,360        160,746
Quicksilver Resources, Inc. (a)(b)......       4,598         64,694
SandRidge Energy, Inc. (a)(b)...........       7,133         54,924
Southern Union Co. (a)..................       4,015        101,861
St. Mary Land & Exploration Co. (a).....       2,393         83,300
Sunoco, Inc. (a)........................       4,525        134,438
Teekay Corp. (a)........................       1,645         37,407
Tesoro Corp. (a)........................       5,451         75,769
Whiting Petroleum Corp. (a)(b)..........       1,943        157,072
                                                       ------------
                                                          2,095,089
                                                       ------------
PAPER & FOREST PRODUCTS -- 0.3%
MeadWestvaco Corp. (a)..................       5,749        146,887
                                                       ------------
PERSONAL PRODUCTS -- 0.6%
Alberto-Culver Co. .....................       3,371         88,152
Herbalife, Ltd. ........................       2,368        109,212
NBTY, Inc. (b)..........................       2,208        105,940
                                                       ------------
                                                            303,304
                                                       ------------
PHARMACEUTICALS -- 1.1%
Auxilium Pharmaceuticals, Inc. (a)(b)...       1,815         56,556
Endo Pharmaceuticals Holdings,
  Inc. (a)(b)...........................       3,999         94,736
King Pharmaceuticals, Inc. (b)..........       9,468        111,344
Perrigo Co. (a).........................       3,175        186,436
Valeant Pharmaceuticals
  International (a)(b)..................       2,685        115,213
                                                       ------------
                                                            564,285
                                                       ------------
PROFESSIONAL SERVICES -- 1.8%
Equifax, Inc. (a).......................       4,860        173,988
FTI Consulting, Inc. (a)(b).............       1,975         77,657
IHS, Inc. (Class A) (a)(b)..............       1,780         95,177
Manpower, Inc. (a)......................       3,000        171,360
Robert Half International, Inc. (a).....       5,824        177,224
The Dun & Bradstreet Corp. .............       2,000        148,840
Towers Watson & Co. (Class A)...........       1,631         77,472
                                                       ------------
                                                            921,718
                                                       ------------
REAL ESTATE INVESTMENT TRUSTS -- 6.5%
Alexandria Real Estate Equities,
  Inc. (a)..............................       1,719        116,204
AMB Property Corp. (a)..................       5,627        153,279
Camden Property Trust (a)...............       2,468        102,743
Chimera Investment Corp. ...............      24,185         94,080
Corporate Office Properties Trust (a)...       2,233         89,610
Digital Realty Trust, Inc. (a)..........       2,997        162,437
Douglas Emmett, Inc. (a)................       4,674         71,839
Duke Realty Corp. ......................       8,613        106,801
Essex Property Trust, Inc. (a)..........       1,120        100,744
Federal Realty Investment Trust (a).....       2,344        170,667
Highwoods Properties, Inc. (a)..........       2,727         86,528
Hospitality Properties Trust............       4,748        113,715
Kimco Realty Corp. (a)..................      15,460        241,794
Liberty Property Trust..................       4,296        145,806
Mack-Cali Realty Corp. (a)..............       3,075        108,394
MFA Financial, Inc. ....................      10,742         79,061
National Retail Properties, Inc. (a)....       3,171         72,394
Nationwide Health Properties, Inc. .....       4,421        155,398
OMEGA Healthcare Investors, Inc. (a)....       3,275         63,830
Piedmont Office Realty Trust, Inc.
  (Class A) (a).........................       2,146         42,598
Rayonier, Inc. (a)......................       3,058        138,925
Realty Income Corp. (a).................       4,012        123,128
Regency Centers Corp. (a)...............       3,482        130,471
Senior Housing Properties Trust (a).....       4,886        108,225

SPDR DOW JONES MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
SL Green Realty Corp. ..................       2,957   $    169,347
The Macerich Co. .......................       3,693        141,479
UDR, Inc. (a)...........................       5,881        103,741
Washington Real Estate Investment
  Trust (a).............................       2,298         70,204
Weingarten Realty Investors (a).........       4,603         99,241
                                                       ------------
                                                          3,362,683
                                                       ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.7%
CB Richard Ellis Group, Inc. (Class
  A) (a)(b).............................       9,624        152,540
Jones Lang LaSalle, Inc. (a)............       1,577        114,948
The St. Joe Co. (a)(b)..................       3,529        114,163
                                                       ------------
                                                            381,651
                                                       ------------
ROAD & RAIL -- 1.1%
Hertz Global Holdings, Inc. (a)(b)......       7,201         71,938
J.B. Hunt Transport Services, Inc. (a)..       3,670        131,680
Kansas City Southern (a)(b).............       3,694        133,612
Knight Transportation, Inc. (a).........       2,303         48,570
Landstar Systems, Inc. (a)..............       1,934         81,189
Ryder Systems, Inc. (a).................       2,055         79,652
Werner Enterprises, Inc. (a)............       1,985         45,992
                                                       ------------
                                                            592,633
                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 2.9%
Advanced Micro Devices, Inc. (a)(b).....      21,593        200,167
Atmel Corp. (a)(b)......................      15,468         77,804
Intersil Corp. (Class A)................       4,703         69,416
Lam Research Corp. (b)..................       4,864        181,525
LSI Corp. (a)(b)........................      24,824        151,923
MEMC Electronic Materials, Inc. (a)(b)..       8,600        131,838
National Semiconductor Corp. (a)........       9,096        131,437
Novellus Systems, Inc. (a)(b)...........       3,758         93,950
ON Semiconductor Corp. (a)(b)...........      16,362        130,896
PMC-Sierra, Inc. (b)....................       8,754         78,086
Silicon Laboratories, Inc. (a)(b).......       1,757         83,756
Skyworks Solutions, Inc. (a)(b).........       6,586        102,742
Varian Semiconductor Equipment
  Associates, Inc. (a)(b)...............       2,859         94,690
                                                       ------------
                                                          1,528,230
                                                       ------------
SOFTWARE -- 3.2%
Ansys, Inc. (a)(b)......................       3,413        147,237
Cadence Design Systems, Inc. (a)(b).....      10,140         67,532
Compuware Corp. (a)(b)..................       8,751         73,509
Concur Technologies, Inc. (a)(b)........       1,618         66,354
Factset Research Systems, Inc. (a)......       1,668        122,381
Informatica Corp. (a)(b)................       3,442         92,452
Jack Henry & Associates, Inc. (a).......       3,224         77,570
MICROS Systems, Inc. (a)(b).............       3,066        100,810
Novell, Inc. (b)........................      13,467         80,667
Nuance Communications, Inc. (a)(b)......       9,062        150,792
Parametric Technology Corp. (b).........       4,463         80,557
Quality Systems, Inc. (a)...............         698         42,885
Quest Software, Inc. (a)(b).............       2,472         43,977
Rovi Corp. (a)(b).......................       4,026        149,485
Solera Holdings, Inc. ..................       2,665        103,002
Sybase, Inc. (a)(b).....................       3,137        146,247
Synopsys, Inc. (b)......................       5,608        125,451
                                                       ------------
                                                          1,670,908
                                                       ------------
SPECIALTY RETAIL -- 4.4%
Aaron's, Inc. (a).......................       1,903         63,446
Abercrombie & Fitch Co. (Class A) (a)...       3,354        153,077
Aeropostale, Inc. (a)(b)................       3,864        111,399
American Eagle Outfitters, Inc. ........       6,777        125,510
AutoNation, Inc. (a)(b).................       2,800         50,624
CarMax, Inc. (a)(b).....................       7,753        194,755
Chico's FAS, Inc. ......................       6,756         97,422
Dick's Sporting Goods, Inc. (a)(b)......       3,324         86,790
Foot Locker, Inc. (a)...................       6,047         90,947
GameStop Corp. (Class A) (a)(b).........       6,280        137,595
Guess ?, Inc. (a).......................       2,259        106,128
J. Crew Group, Inc. (a)(b)..............       2,006         92,075
PetSmart, Inc. .........................       4,755        151,970
RadioShack Corp. .......................       4,813        108,918
Rent-A-Center, Inc. (a)(b)..............       2,573         60,851
Signet Jewelers, Ltd. (b)...............       3,282        106,140
The Buckle, Inc. (a)....................       1,028         37,789
Tiffany & Co. (a).......................       4,772        226,622
Tractor Supply Co. (a)..................       1,395         80,980
Urban Outfitters, Inc. (b)..............       5,067        192,698
                                                       ------------
                                                          2,275,736
                                                       ------------
THRIFTS & MORTGAGE FINANCE -- 0.5%
Capitol Federal Financial (a)...........         847         31,729
First Niagara Financial Group, Inc. ....       7,206        102,469
TFS Financial Corp. (a).................       3,577         47,753
Washington Federal, Inc. (a)............       4,320         87,782
                                                       ------------
                                                            269,733
                                                       ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.2%
MSC Industrial Direct Co., Inc. (Class
  A) (a)................................       1,702         86,325
                                                       ------------
WATER UTILITIES -- 0.3%
American Water Works Co., Inc. (a)......       3,449         75,050
Aqua America, Inc. (a)..................       5,213         91,593
                                                       ------------
                                                            166,643
                                                       ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.8%
Clearwire Corp. (Class A) (a)(b)........       2,855         20,413
MetroPCS Communications, Inc. (a)(b)....       9,621         68,117
SBA Communications Corp. (Class
  A) (a)(b).............................       4,487        161,846
Telephone & Data Systems, Inc. (a)......       3,651        123,586
US Cellular Corp. (b)...................         617         25,532
                                                       ------------
                                                            399,494
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $46,591,541)....................                 51,725,687
                                                       ------------
RIGHTS -- 0.0% (C)
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.0% (C)
Clearwire Corp. (expiring 06/21/10) (b)
  (Cost $0).............................       2,709            501
                                                       ------------

SPDR DOW JONES MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
SHORT TERM INVESTMENTS -- 28.5%
MONEY MARKET FUNDS -- 28.5%
State Street Institutional Liquid
  Reserves Fund (d).....................      29,586   $     29,586
State Street Navigator Securities
  Lending Prime Portfolio (d)(e)........  14,716,958     14,716,958
                                                       ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $14,746,544)....................                 14,746,544
                                                       ------------
TOTAL INVESTMENTS -- 128.3% (F)
  (Cost $61,338,085)....................                 66,472,732
OTHER ASSETS AND
  LIABILITIES -- (28.3)%................                (14,673,765)
                                                       ------------
NET ASSETS -- 100.0%....................               $ 51,798,967
                                                       ============





(a) Security, or portion thereof, was on loan at March 31, 2010.
(b)  Non-income producing security.
(c)  Amount shown represents less than 0.05% of net assets.
(d)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(e)  Investments of cash collateral for securities loaned.
(f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR DOW JONES MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.9%
AEROSPACE & DEFENSE -- 1.0%
BE Aerospace, Inc. (a)(b)...............      11,392   $    346,886
Spirit Aerosystems Holdings,
  Inc. (a)(b)...........................      12,205        285,353
TransDigm Group, Inc. (a)...............       4,440        235,498
                                                       ------------
                                                            867,737
                                                       ------------
AIR FREIGHT & LOGISTICS -- 0.2%
UTI Worldwide, Inc. ....................      11,927        182,722
                                                       ------------
AIRLINES -- 1.4%
AMR Corp. (a)(b)........................      39,763        362,241
Continental Airlines, Inc. (Class
  B) (a)(b).............................      16,466        361,758
JetBlue Airways Corp. (a)(b)............      29,999        167,395
UAL Corp. (a)(b)........................      19,984        390,687
                                                       ------------
                                                          1,282,081
                                                       ------------
AUTO COMPONENTS -- 0.9%
Lear Corp. (b)..........................       5,340        423,729
The Goodyear Tire & Rubber Co. (b)......      28,712        362,920
                                                       ------------
                                                            786,649
                                                       ------------
BEVERAGES -- 0.4%
Hansen Natural Corp. (a)(b).............       8,476        367,689
                                                       ------------
BIOTECHNOLOGY -- 3.5%
Alexion Pharmaceuticals, Inc. (a)(b)....      10,571        574,745
Amylin Pharmaceuticals, Inc. (a)(b).....      15,288        343,827
BioMarin Pharmaceutical, Inc. (a)(b)....      11,893        277,940
Human Genome Sciences, Inc. (a)(b)......      21,843        659,659
Onyx Pharmaceuticals, Inc. (a)(b).......       7,455        225,737
OSI Pharmaceuticals, Inc. (a)(b)........       6,904        411,133
Regeneron Pharmaceuticals, Inc. (a)(b)..       7,527        199,390
Talecris Biotherapeutics Holdings
  Corp. (a)(b)..........................       5,986        119,241
United Therapeutics Corp. (a)(b)........       5,617        310,789
                                                       ------------
                                                          3,122,461
                                                       ------------
CAPITAL MARKETS -- 2.3%
Affiliated Managers Group, Inc. (a)(b)..       5,015        396,185
Eaton Vance Corp. (a)...................      14,025        470,398
Greenhill & Co., Inc. (a)...............       3,063        251,442
Jefferies Group, Inc. (a)...............      13,162        311,545
Knight Capital Group, Inc. (Class
  A) (a)(b).............................      11,398        173,819
SEI Investments Co. ....................      18,697        410,773
                                                       ------------
                                                          2,014,162
                                                       ------------
CHEMICALS -- 3.2%
Albemarle Corp. (a).....................      10,952        466,884
Celanese Corp. (Series A)...............      17,124        545,399
Intrepid Potash, Inc. (a)(b)............       5,220        158,323
Lubrizol Corp. (a)......................       8,205        752,562
Nalco Holding Co. ......................      16,427        399,669
Terra Industries, Inc. .................      11,964        547,473
                                                       ------------
                                                          2,870,310
                                                       ------------
COMMERCIAL BANKS -- 0.2%
First Citizens BancShares, Inc.
  (Class A).............................         719        142,908
                                                       ------------
COMMERCIAL SERVICES & SUPPLIES -- 1.7%
Clean Harbors, Inc. (a)(b)..............       2,817        156,513
Copart, Inc. (b)........................       8,927        317,801
Corrections Corp. of America (b)........      13,751        273,095
Covanta Holding Corp. (a)(b)............      15,608        260,029
KAR Auction Services, Inc. (a)(b).......       2,769         41,701
Rollins, Inc. (a).......................       6,211        134,654
Waste Connections, Inc. (a)(b)..........       9,457        321,160
                                                       ------------
                                                          1,504,953
                                                       ------------
COMMUNICATIONS EQUIPMENT -- 2.6%
3Com Corp. (b)..........................      46,823        360,069
Brocade Communications Systems,
  Inc. (a)(b)...........................      53,124        303,338
CommScope, Inc. (b).....................      11,199        313,796
EchoStar Corp. (Class A) (b)............       4,918         99,737
F5 Networks, Inc. (a)(b)................       9,447        581,085
Polycom, Inc. (a)(b)....................       9,995        305,647
Tellabs, Inc. ..........................      42,367        320,718
                                                       ------------
                                                          2,284,390
                                                       ------------
COMPUTERS & PERIPHERALS -- 1.3%
NCR Corp. (a)(b)........................      18,904        260,875
QLogic Corp. (a)(b).....................      13,675        277,602
Teradata Corp. (b)......................      20,567        594,181
                                                       ------------
                                                          1,132,658
                                                       ------------
CONSTRUCTION & ENGINEERING -- 2.6%
Aecom Technology Corp. (a)(b)...........      11,963        339,390
EMCOR Group, Inc. (b)...................       7,820        192,607
KBR, Inc. ..............................      19,314        427,998
Quanta Services, Inc. (b)...............      25,100        480,916
The Shaw Group, Inc. (b)................       9,955        342,651
URS Corp. (b)...........................      10,010        496,596
                                                       ------------
                                                          2,280,158
                                                       ------------
CONSTRUCTION MATERIALS -- 0.5%
Martin Marietta Materials, Inc. (a).....       5,309        443,567
                                                       ------------
CONSUMER FINANCE -- 0.2%
AmeriCredit Corp. (b)...................       8,110        192,694
                                                       ------------
CONTAINERS & PACKAGING -- 0.8%
AptarGroup, Inc. .......................       7,530        296,305
Pactiv Corp. (b)........................      15,809        398,071
                                                       ------------
                                                            694,376
                                                       ------------
DISTRIBUTORS -- 0.4%
LKQ Corp. (b)...........................      16,754        340,106
                                                       ------------
DIVERSIFIED CONSUMER SERVICES -- 1.7%
Brink's Home Security Holdings,
  Inc. (b)..............................       5,491        233,642
Career Education Corp. (a)(b)...........       7,353        232,649
Education Management Corp. (a)(b).......       2,417         52,932
ITT Educational Services, Inc. (a)(b)...       4,442        499,636
Strayer Education, Inc. (a).............       1,654        402,782
Weight Watchers International,
  Inc. (a)..............................       4,295        109,652
                                                       ------------
                                                          1,531,293
                                                       ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.0%
MSCI, Inc. (Class A) (a)(b).............      12,547        452,947

SPDR DOW JONES MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
The NASDAQ OMX Group, Inc. (a)(b).......      19,888   $    420,034
                                                       ------------
                                                            872,981
                                                       ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
tw telecom, inc. (a)(b).................      17,847        323,923
                                                       ------------
ELECTRIC UTILITIES -- 0.4%
ITC Holdings Corp. (a)..................       6,029        331,595
                                                       ------------
ELECTRICAL EQUIPMENT -- 1.1%
A123 Systems, Inc. (a)(b)...............       3,467         47,637
AMETEK, Inc. ...........................      12,657        524,759
SunPower Corp. (Class A) (a)(b).........      11,560        218,484
Woodward Governor Co. (a)...............       7,045        225,299
                                                       ------------
                                                          1,016,179
                                                       ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS &
  COMPONENTS -- 3.7%
Anixter International, Inc. (b).........       3,572        167,348
Arrow Electronics, Inc. (b).............      14,355        432,516
FLIR Systems, Inc. (b)..................      18,326        516,793
Ingram Micro, Inc. (Class A) (b)........      19,598        343,945
Itron, Inc. (a)(b)......................       4,774        346,449
Jabil Circuit, Inc. ....................      24,042        389,240
Mettler-Toledo International,
  Inc. (a)(b)...........................       4,022        439,202
National Instruments Corp. (a)..........       7,302        243,522
Trimble Navigation, Ltd. (a)(b).........      14,333        411,644
                                                       ------------
                                                          3,290,659
                                                       ------------
ENERGY EQUIPMENT & SERVICES -- 2.7%
Dresser-Rand Group, Inc. (b)............       9,843        309,267
Helmerich & Payne, Inc. (a).............      11,540        439,443
Oceaneering International, Inc. (a)(b)..       6,135        389,511
Patterson-UTI Energy, Inc. (a)..........      18,469        258,012
Rowan Cos., Inc. (a)(b).................      12,514        364,283
SEACOR Holdings, Inc. (b)...............       2,228        179,710
Superior Energy Services, Inc. (b)......       9,243        194,288
Unit Corp. (a)(b).......................       5,616        237,445
                                                       ------------
                                                          2,371,959
                                                       ------------
FOOD & STAPLES RETAILING -- 0.6%
Whole Foods Market, Inc. (a)(b).........      16,114        582,521
                                                       ------------
FOOD PRODUCTS -- 1.7%
Dean Foods Co. (a)(b)...................      21,610        339,061
Flowers Foods, Inc. (a).................      10,243        253,412
Green Mountain Coffee Roasters,
  Inc. (a)(b)...........................       4,600        445,372
Ralcorp Holdings, Inc. (b)..............       6,513        441,451
                                                       ------------
                                                          1,479,296
                                                       ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.1%
Gen-Probe, Inc. (a)(b)..................       5,855        292,750
Haemonetics Corp. (a)(b)................       2,978        170,193
IDEXX Laboratories, Inc. (a)(b).........       7,153        411,655
Immucor, Inc. (a)(b)....................       8,380        187,628
Inverness Medical Innovations,
  Inc. (a)(b)...........................       9,933        386,891
Kinetic Concepts, Inc. (a)(b)...........       7,378        352,742
Masimo Corp. (a)........................       6,199        164,584
ResMed, Inc. (a)(b).....................       9,048        575,905
Thoratec Corp. (a)(b)...................       6,743        225,553
                                                       ------------
                                                          2,767,901
                                                       ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.9%
AMERIGROUP Corp. (a)(b).................       6,135        203,927
athenahealth, Inc. (a)(b)...............       3,879        141,816
Community Health Systems, Inc. (a)(b)...      11,183        412,988
Coventry Health Care, Inc. (a)(b).......      17,733        438,360
Emdeon, Inc. (Class A) (a)(b)...........       5,640         93,173
Lincare Holdings, Inc. (a)(b)...........       8,113        364,111
MEDNAX, Inc. (b)........................       5,495        319,754
Patterson Cos., Inc. (a)................      11,976        371,855
VCA Antech, Inc. (a)(b).................      10,083        282,627
                                                       ------------
                                                          2,628,611
                                                       ------------
HEALTH CARE TECHNOLOGY -- 0.1%
Allscripts-Misys Healthcare Solutions,
  Inc. (a)(b)...........................       7,033        137,565
                                                       ------------
HOTELS, RESTAURANTS & LEISURE -- 3.2%
Bally Technologies, Inc. (a)(b).........       6,542        265,213
Burger King Holdings, Inc. (a)..........      10,954        232,882
Chipotle Mexican Grill, Inc. (a)(b).....       3,796        427,695
Choice Hotels International, Inc. (a)...       3,623        126,117
MGM MIRAGE, Inc. (a)(b).................      29,829        357,948
Panera Bread Co. (Class A) (a)(b).......       3,810        291,427
Scientific Games Corp. (Class
  A) (a)(b).............................       8,500        119,680
Wendy's/Arby's Group, Inc. (Class A)....      43,504        217,520
WMS Industries, Inc. (b)................       7,048        295,593
Wyndham Worldwide Corp. (a).............      21,332        548,872
                                                       ------------
                                                          2,882,947
                                                       ------------
HOUSEHOLD DURABLES -- 1.3%
Harman International Industries,
  Inc. (b)..............................       8,303        388,414
Jarden Corp. ...........................      10,523        350,311
Pulte Homes, Inc. (a)(b)................      39,983        449,809
                                                       ------------
                                                          1,188,534
                                                       ------------
HOUSEHOLD PRODUCTS -- 0.6%
Energizer Holdings, Inc. (a)(b).........       8,309        521,473
                                                       ------------
INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS -- 0.1%
Ormat Technologies, Inc. (a)............       2,238         62,977
                                                       ------------
INDUSTRIAL CONGLOMERATES -- 0.8%
Seaboard Corp. (a)......................          46         59,759
Textron, Inc. (a).......................      32,341        686,599
                                                       ------------
                                                            746,358
                                                       ------------
INSURANCE -- 0.3%
Brown & Brown, Inc. (a).................      13,733        246,095
                                                       ------------
INTERNET & CATALOG RETAIL -- 0.5%
Netflix, Inc. (a)(b)....................       5,689        419,507
                                                       ------------
INTERNET SOFTWARE & SERVICES -- 1.8%
Akamai Technologies, Inc. (a)(b)........      20,646        648,491
Equinix, Inc. (a)(b)....................       4,704        457,887
IAC/InterActive Corp. (b)...............      11,527        262,124

SPDR DOW JONES MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
WebMD Health Corp. (a)(b)...............       5,663   $    262,650
                                                       ------------
                                                          1,631,152
                                                       ------------
IT SERVICES -- 3.4%
Alliance Data Systems Corp. (a)(b)......       6,292        402,625
DST Systems, Inc. (a)...................       4,756        197,136
Gartner, Inc. (b).......................       7,848        174,539
Genpact, Ltd. (b).......................      12,267        205,718
Global Payments, Inc. (a)...............       9,803        446,527
Hewitt Associates, Inc. (Class A) (b)...      11,228        446,650
Lender Processing Services, Inc. .......      11,364        428,991
ManTech International Corp. (Class
  A) (a)(b).............................       2,520        123,052
NeuStar, Inc. (Class A) (a)(b)..........       9,070        228,564
Total System Services, Inc. (a).........      23,549        368,777
                                                       ------------
                                                          3,022,579
                                                       ------------
LIFE SCIENCES TOOLS & SERVICES -- 2.2%
Bio-Rad Laboratories, Inc. (Class
  A) (b)................................       2,317        239,856
Charles River Laboratories
  International, Inc. (a)(b)............       7,883        309,881
Covance, Inc. (a)(b)....................       7,675        471,168
PerkinElmer, Inc. (a)...................      14,000        334,600
Pharmaceutical Product Development,
  Inc. (a)..............................      13,216        313,880
Techne Corp. (a)........................       4,499        286,541
                                                       ------------
                                                          1,955,926
                                                       ------------
MACHINERY -- 4.8%
AGCO Corp. (a)(b).......................      10,969        393,458
CLARCOR, Inc. (a).......................       6,082        209,768
Donaldson Co., Inc. (a).................       8,563        386,362
Gardner Denver, Inc. ...................       6,143        270,538
Joy Global, Inc. .......................      12,194        690,180
Lincoln Electric Holdings, Inc. (a).....       4,903        266,380
Navistar International Corp. (a)(b).....       6,390        285,825
Nordson Corp. (a).......................       3,638        247,093
Oshkosh Corp. (b).......................      10,716        432,283
Pall Corp. .............................      14,004        567,022
The Timken Co. .........................       9,269        278,163
Wabtec Corp. (a)........................       5,788        243,791
                                                       ------------
                                                          4,270,863
                                                       ------------
MARINE -- 0.3%
Kirby Corp. (a)(b)......................       6,445        245,877
                                                       ------------
MEDIA -- 3.6%
Clear Channel Outdoor Holdings, Inc.
  (Class A) (b).........................       4,758         50,482
DreamWorks Animation SKG, Inc. (Class
  A) (b)................................       8,387        330,364
John Wiley & Sons, Inc. (Class A) (a)...       6,006        259,940
Lamar Advertising Co. (Class A) (b).....       6,853        235,400
Liberty Media -- Starz (Series A) (b)...       6,276        343,172
Liberty Media Corp.- Interactive (Class
  A) (a)(b).............................      10,234        372,211
Morningstar, Inc. (a)(b)................       2,637        126,813
Sirius XM Radio, Inc. (b)...............     461,560        401,788
The Interpublic Group of Cos.,
  Inc. (a)(b)...........................      58,191        484,149
Virgin Media, Inc. (a)..................      34,946        603,168
                                                       ------------
                                                          3,207,487
                                                       ------------
METALS & MINING -- 2.5%
Allegheny Technologies, Inc. (a)........      11,007        594,268
Compass Minerals International,
  Inc. (a)..............................       3,873        310,731
Reliance Steel & Aluminum Co. (a).......       7,667        377,446
Royal Gold, Inc. (a)....................       6,709        310,023
Steel Dynamics, Inc. (a)................      25,713        449,206
Titanium Metals Corp. (a)(b)............      10,477        173,814
                                                       ------------
                                                          2,215,488
                                                       ------------
OFFICE ELECTRONICS -- 0.2%
Zebra Technologies Corp. (Class
  A) (a)(b).............................       7,063        209,065
                                                       ------------
OIL, GAS & CONSUMABLE FUELS -- 6.0%
Arch Coal, Inc. (a).....................      19,420        443,747
Atlas Energy, Inc. (a)(b)...............       9,365        291,439
Cabot Oil & Gas Corp. (a)...............      12,289        452,235
Cimarex Energy Co. (a)..................       9,907        588,278
Comstock Resources, Inc. (b)............       5,641        179,384
Concho Resources, Inc. (a)(b)...........       9,130        459,787
Denbury Resources, Inc. (a)(b)..........         594         10,021
EXCO Resources, Inc. (a)................      20,414        375,209
Frontier Oil Corp. (a)..................      12,667        171,004
Massey Energy Co. (a)...................      10,189        532,783
Plains Exploration & Production
  Co. (a)(b)............................      16,689        500,503
Quicksilver Resources, Inc. (a)(b)......      14,307        201,299
SandRidge Energy, Inc. (a)(b)...........      22,192        170,878
St. Mary Land & Exploration Co. (a).....       7,422        258,360
Tesoro Corp. (a)........................      16,758        232,936
Whiting Petroleum Corp. (a)(b)..........       6,014        486,172
                                                       ------------
                                                          5,354,035
                                                       ------------
PERSONAL PRODUCTS -- 0.4%
NBTY, Inc. (b)..........................       6,854        328,855
                                                       ------------
PHARMACEUTICALS -- 2.0%
Auxilium Pharmaceuticals, Inc. (a)(b)...       5,685        177,145
Endo Pharmaceuticals Holdings,
  Inc. (b)..............................      12,423        294,301
King Pharmaceuticals, Inc. (b)..........      29,445        346,273
Perrigo Co. (a).........................       9,848        578,274
Valeant Pharmaceuticals
  International (a)(b)..................       8,353        358,427
                                                       ------------
                                                          1,754,420
                                                       ------------
PROFESSIONAL SERVICES -- 3.2%
Equifax, Inc. (a).......................      15,094        540,365
FTI Consulting, Inc. (a)(b).............       6,121        240,678
IHS, Inc. (Class A) (a)(b)..............       5,556        297,079
Manpower, Inc. .........................       9,319        532,301
Robert Half International, Inc. (a).....      18,081        550,205
The Dun & Bradstreet Corp. .............       6,177        459,693
Towers Watson & Co. (Class A) (a).......       5,060        240,350
                                                       ------------
                                                          2,860,671
                                                       ------------
REAL ESTATE INVESTMENT TRUSTS -- 1.2%
Corporate Office Properties Trust (a)...       6,975        279,907
Digital Realty Trust, Inc. (a)..........       9,329        505,632

SPDR DOW JONES MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Essex Property Trust, Inc. (a)..........       3,475   $    312,576
                                                       ------------
                                                          1,098,115
                                                       ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.9%
CB Richard Ellis Group, Inc. (Class
  A) (a)(b).............................      29,956        474,803
Jones Lang LaSalle, Inc. (a)............       4,924        358,910
                                                       ------------
                                                            833,713
                                                       ------------
ROAD & RAIL -- 1.6%
Hertz Global Holdings, Inc. (a)(b)......      22,014        219,920
J.B. Hunt Transport Services, Inc. (a)..      11,413        409,498
Kansas City Southern (a)(b).............      11,528        416,968
Knight Transportation, Inc. (a).........       7,197        151,785
Landstar Systems, Inc. .................       5,983        251,166
                                                       ------------
                                                          1,449,337
                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 4.0%
Advanced Micro Devices, Inc. (a)(b).....      67,140        622,388
Atmel Corp. (b).........................      48,137        242,129
Lam Research Corp. (b)..................      15,094        563,308
LSI Corp. (a)(b)........................      77,212        472,537
MEMC Electronic Materials, Inc. (a)(b)..      26,787        410,645
ON Semiconductor Corp. (a)(b)...........      50,907        407,256
Silicon Laboratories, Inc. (a)(b).......       5,429        258,800
Skyworks Solutions, Inc. (a)(b).........      20,466        319,270
Varian Semiconductor Equipment
  Associates, Inc. (b)..................       9,026        298,941
                                                       ------------
                                                          3,595,274
                                                       ------------
SOFTWARE -- 4.9%
Ansys, Inc. (a)(b)......................      10,658        459,786
Cadence Design Systems, Inc. (a)(b).....      31,520        209,923
Concur Technologies, Inc. (a)(b)........       5,083        208,454
Factset Research Systems, Inc. (a)......       5,221        383,065
Informatica Corp. (a)(b)................      10,671        286,623
Jack Henry & Associates, Inc. (a).......      10,017        241,009
MICROS Systems, Inc. (a)(b).............       9,574        314,793
Nuance Communications, Inc. (a)(b)......      28,186        469,015
Parametric Technology Corp. (a)(b)......      13,906        251,004
Quality Systems, Inc. (a)...............       2,196        134,922
Quest Software, Inc. (a)(b).............       7,518        133,745
Rovi Corp. (a)(b).......................      12,485        463,568
Solera Holdings, Inc. (a)...............       8,281        320,061
Sybase, Inc. (a)(b).....................       9,723        453,286
                                                       ------------
                                                          4,329,254
                                                       ------------
SPECIALTY RETAIL -- 6.3%
Aaron's, Inc. (a).......................       5,876        195,906
Abercrombie & Fitch Co. (Class A) (a)...      10,401        474,702
Aeropostale, Inc. (a)(b)................      11,981        345,412
American Eagle Outfitters, Inc. ........      21,088        390,550
CarMax, Inc. (a)(b).....................      24,080        604,890
Chico's FAS, Inc. (a)...................      21,047        303,498
Dick's Sporting Goods, Inc. (a)(b)......      10,377        270,943
GameStop Corp. (Class A) (a)(b).........      19,500        427,245
Guess ?, Inc. ..........................       7,056        331,491
J. Crew Group, Inc. (a)(b)..............       6,276        288,068
PetSmart, Inc. (a)......................      14,743        471,186
Tiffany & Co. (a).......................      14,813        703,469
Tractor Supply Co. (a)..................       4,362        253,214
Urban Outfitters, Inc. (b)..............      15,752        599,049
                                                       ------------
                                                          5,659,623
                                                       ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.3%
MSC Industrial Direct Co., Inc. (Class
  A) (a)................................       5,259        266,737
                                                       ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.9%
Clearwire Corp. (Class A) (a)(b)........       9,064         64,807
MetroPCS Communications, Inc. (a)(b)....      29,886        211,593
SBA Communications Corp. (Class
  A) (a)(b).............................      13,967        503,790
                                                       ------------
                                                            780,190
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $75,577,280)....................                 88,980,656
                                                       ------------
RIGHTS -- 0.0% (C)
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.0% (C)
Clearwire Corp. (expiring 06/21/10) (b)
  (Cost $0).............................       8,399          1,554
                                                       ------------
SHORT TERM INVESTMENTS -- 28.7%
MONEY MARKET FUNDS -- 28.7%
State Street Institutional Liquid
  Reserves Fund (d).....................      98,491         98,491
State Street Navigator Securities
  Lending Prime Portfolio (d)(e)........  25,505,731     25,505,731
                                                       ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $25,604,222)....................                 25,604,222
                                                       ------------
TOTAL INVESTMENTS -- 128.6% (F)
  (Cost $101,181,502)...................                114,586,432
OTHER ASSETS AND
  LIABILITIES -- (28.6)%................                (25,473,399)
                                                       ------------
NET ASSETS -- 100.0%....................               $ 89,113,033
                                                       ============





(a) Security, or portion thereof, was on loan as of March 31, 2010.
(b)  Non-income producing security.
(c)  Amount shown represents less than 0.05% of net assets.
(d)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(e)  Investments of cash collateral for securities loaned.
(f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR DOW JONES MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
COMMON STOCKS -- 99.6%
AEROSPACE & DEFENSE -- 0.7%
Alliant Techsystems, Inc. (a)(b)........      1,209   $    98,292
Curtiss-Wright Corp. (a)................      1,685        58,638
                                                      -----------
                                                          156,930
                                                      -----------
AUTO COMPONENTS -- 1.6%
BorgWarner, Inc. (b)....................      4,299       164,136
Gentex Corp. (a)........................      5,093        98,906
TRW Automotive Holdings Corp. (b).......      3,019        86,283
                                                      -----------
                                                          349,325
                                                      -----------
BEVERAGES -- 0.5%
Constellation Brands, Inc. (Class
  A) (b)................................      7,303       120,061
                                                      -----------
BIOTECHNOLOGY -- 0.8%
Dendreon Corp. (b)......................      4,845       176,697
                                                      -----------
BUILDING PRODUCTS -- 0.9%
Lennox International, Inc. (a)..........      1,931        85,582
Owens Corning, Inc. (b).................      4,139       105,296
                                                      -----------
                                                          190,878
                                                      -----------
CAPITAL MARKETS -- 2.7%
E*TRADE Financial Corp. (a)(b)..........     69,033       113,904
Federated Investors, Inc. (Class
  B) (a)................................      3,805       100,376
Legg Mason, Inc. (a)....................      5,935       170,157
Raymond James Financial, Inc. ..........      3,659        97,842
Waddell & Reed Financial, Inc. (Class
  A) (a)................................      3,184       114,751
                                                      -----------
                                                          597,030
                                                      -----------
CHEMICALS -- 3.6%
Ashland, Inc. ..........................      2,627       138,627
Eastman Chemical Co. (a)................      2,531       161,174
Huntsman Corp. .........................      6,140        73,987
International Flavors & Fragrances,
  Inc. (a)..............................      2,909       138,672
RPM International, Inc. ................      4,761       101,600
The Scotts Miracle-Gro Co. (Class
  A) (a)................................      1,649        76,431
The Valspar Corp. (a)...................      3,438       101,352
                                                      -----------
                                                          791,843
                                                      -----------
COMMERCIAL BANKS -- 8.2%
Associated Ban-Corp. (a)................      6,144        84,787
BancorpSouth, Inc. (a)..................      2,907        60,931
Bank of Hawaii Corp. (a)................      1,763        79,247
BOK Financial Corp. (a).................        849        44,522
City National Corp. (a).................      1,554        83,869
Comerica, Inc. (a)......................      6,454       245,510
Commerce Bancshares, Inc. (a)...........      2,501       102,891
Cullen/Frost Bankers, Inc. (a)..........      2,116       118,073
First Horizon National Corp. (a)(b).....      8,296       116,560
FirstMerit Corp. (a)....................      3,199        69,002
Fulton Financial Corp. (a)..............      6,475        65,980
Huntington Bancshares, Inc. (a).........     26,484       142,219
Marshall & Ilsley Corp. (a).............     19,437       156,468
PNC Financial Services Group, Inc. .....          1            60
Prosperity Bancshares, Inc. (a).........      1,700        69,700
TCF Financial Corp. (a).................      4,891        77,963
UMB Financial Corp. (a).................      1,257        51,034
Valley National Bancorp.................      5,707        87,717
Westamerica Bancorporation..............      1,070        61,685
Zions Bancorporation (a)................      5,115       111,609
                                                      -----------
                                                        1,829,827
                                                      -----------
COMMERCIAL SERVICES & SUPPLIES -- 2.0%
Avery Dennison Corp. (a)................      4,175       152,012
Cintas Corp. ...........................      4,910       137,922
R.R. Donnelley & Sons Co. ..............      7,594       162,132
                                                      -----------
                                                          452,066
                                                      -----------
COMPUTERS & PERIPHERALS -- 0.8%
Diebold, Inc. (a).......................      2,424        76,986
Lexmark International, Inc. (Class
  A) (a)(b).............................      2,900       104,632
                                                      -----------
                                                          181,618
                                                      -----------
CONTAINERS & PACKAGING -- 2.9%
Bemis Co., Inc. (a).....................      3,997       114,794
Greif, Inc. (Class A) (a)...............      1,260        69,199
Packaging Corp. of America (a)..........      3,787        93,198
Rock-Tenn Co. (Class A) (a).............      1,430        65,165
Sealed Air Corp. (a)....................      5,853       123,381
Silgan Holdings, Inc. (a)...............        937        56,436
Sonoco Products Co. (a).................      3,680       113,307
                                                      -----------
                                                          635,480
                                                      -----------
DIVERSIFIED CONSUMER SERVICES -- 0.4%
Service Corp. International (a).........      9,273        85,126
                                                      -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.8%
Frontier Communications Corp. (a).......     11,506        85,605
Level 3 Communications, Inc. (a)(b).....     59,597        96,547
                                                      -----------
                                                          182,152
                                                      -----------
ELECTRIC UTILITIES -- 4.9%
Allegheny Energy, Inc. .................      6,274       144,302
Cleco Corp. (a).........................      2,227        59,127
DPL, Inc. (a)...........................      4,433       120,533
Great Plains Energy, Inc. (a)...........      4,999        92,832
Hawaiian Electric Industries, Inc. (a)..      3,412        76,599
IDACORP, Inc. (a).......................      1,739        60,204
NV Energy, Inc. (a).....................      8,645       106,593
Pepco Holdings, Inc. (a)................      8,147       139,721
Pinnacle West Capital Corp. (a).........      3,727       140,620
Portland General Electric Co. (a).......      2,801        54,087
Westar Energy, Inc. (a).................      4,003        89,267
                                                      -----------
                                                        1,083,885
                                                      -----------
ELECTRICAL EQUIPMENT -- 1.4%
Acuity Brands, Inc. (a).................      1,590        67,114
Brady Corp. (Class A) (a)...............      1,737        54,055
Hubbell, Inc. (Class B) (a).............      2,044       103,079
Thomas & Betts Corp. (b)................      1,969        77,264
                                                      -----------
                                                          301,512
                                                      -----------
ELECTRONIC EQUIPMENT, INSTRUMENTS &
  COMPONENTS -- 1.3%
Avnet, Inc. (b).........................      5,604       168,120
AVX Corp. ..............................      1,938        27,520
Molex, Inc. (a).........................      4,853       101,233
                                                      -----------
                                                          296,873
                                                      -----------

SPDR DOW JONES MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
ENERGY EQUIPMENT & SERVICES -- 0.4%
Tidewater, Inc. (a).....................      1,906   $    90,097
                                                      -----------
FOOD & STAPLES RETAILING -- 0.9%
BJ's Wholesale Club, Inc. (a)(b)........      2,020        74,720
SUPERVALU, Inc. (a).....................      7,850       130,938
                                                      -----------
                                                          205,658
                                                      -----------
FOOD PRODUCTS -- 1.8%
Corn Products International, Inc. (a)...      2,737        94,865
Del Monte Foods Co. ....................      7,373       107,646
Lancaster Colony Corp. (a)..............        769        45,340
Pilgrim's Pride Corp. (b)...............      1,800        19,152
Smithfield Foods, Inc. (a)(b)...........      5,723       118,695
Tootsie Roll Industries, Inc. (a).......        855        23,107
                                                      -----------
                                                          408,805
                                                      -----------
GAS UTILITIES -- 3.7%
AGL Resources, Inc. (a).................      2,829       109,341
Atmos Energy Corp. (a)..................      3,458        98,795
Energen Corp. ..........................      2,679       124,654
National Fuel Gas Co. (a)...............      2,554       129,105
New Jersey Resources Corp. (a)..........      1,533        57,579
Nicor, Inc. (a).........................      1,658        69,503
Piedmont Natural Gas Co., Inc. (a)......      2,569        70,853
UGI Corp. ..............................      4,061       107,779
WGL Holdings, Inc. (a)..................      1,868        64,726
                                                      -----------
                                                          832,335
                                                      -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.7%
STERIS Corp. (a)........................      2,012        67,724
Teleflex, Inc. (a)......................      1,467        93,991
                                                      -----------
                                                          161,715
                                                      -----------
HEALTH CARE PROVIDERS & SERVICES -- 2.6%
Health Net, Inc. (a)(b).................      3,835        95,376
LifePoint Hospitals, Inc. (a)(b)........      2,023        74,406
Omnicare, Inc. (a)......................      4,375       123,769
Owens & Minor, Inc. (a).................      1,538        71,348
Tenet Healthcare Corp. (b)..............     17,751       101,536
Universal Health Services, Inc. (Class
  B) (a)................................      3,405       119,481
                                                      -----------
                                                          585,916
                                                      -----------
HOTELS, RESTAURANTS & LEISURE -- 0.6%
Brinker International, Inc. (a).........      3,772        72,724
Penn National Gaming, Inc. (a)(b).......      2,477        68,861
                                                      -----------
                                                          141,585
                                                      -----------
HOUSEHOLD DURABLES -- 4.1%
Leggett & Platt, Inc. (a)...............      5,630       121,833
Lennar Corp. (Class A) (a)..............      5,861       100,868
M.D.C. Holdings, Inc. (a)...............      1,360        47,070
Mohawk Industries, Inc. (a)(b)..........      2,043       111,098
Newell Rubbermaid, Inc. (a).............     10,338       157,138
NVR, Inc. (a)(b)........................        220       159,830
Toll Brothers, Inc. (a)(b)..............      4,958       103,126
Tupperware Brands Corp. ................      2,317       111,726
                                                      -----------
                                                          912,689
                                                      -----------
INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS -- 0.6%
Dynegy, Inc. (Class A) (a)(b)...........     20,504        25,835
Mirant Corp. (b)........................      5,321        57,786
RRI Energy, Inc. (a)(b).................     12,891        47,568
                                                      -----------
                                                          131,189
                                                      -----------
INDUSTRIAL CONGLOMERATES -- 0.4%
Carlisle Cos., Inc. (a).................      2,255        85,915
                                                      -----------
INSURANCE -- 12.7%
Alleghany Corp. (a)(b)..................        241        70,001
Allied World Assurance Company
  Holdings, Ltd. .......................      1,504        67,454
American Financial Group, Inc. .........      2,856        81,253
American International Group,
  Inc. (a)(b)...........................      4,376       149,397
American National Insurance Co. (a).....        588        66,762
Arthur J. Gallagher & Co. (a)...........      3,766        92,455
Aspen Insurance Holdings, Ltd. .........      2,840        81,906
Assurant, Inc. .........................      4,367       150,137
Assured Guaranty, Ltd. .................      5,345       117,430
Endurance Specialty Holdings, Ltd. (a)..      1,884        69,991
Erie Indemnity Co. (Class A) (a)........      1,195        51,540
Fidelity National Financial, Inc.
  (Class A).............................      8,538       126,533
First American Corp. (a)................      4,473       151,366
HCC Insurance Holdings, Inc. (a)........      4,153       114,623
Markel Corp. (a)(b).....................        363       136,002
Mercury General Corp. (a)...............        993        43,414
Montpelier Re Holdings, Ltd. (a)........      2,928        49,220
Old Republic International Corp. (a)....      8,339       105,739
OneBeacon Insurance Group, Ltd. (Class
  A) (a)................................        827        14,266
Platinum Underwriters Holdings,
  Ltd. (a)..............................      1,854        68,746
ProAssurance Corp. (a)(b)...............      1,197        70,072
Reinsurance Group of America, Inc. (a)..      2,695       141,541
RenaissanceRe Holdings, Ltd. ...........      2,307       130,945
StanCorp Financial Group, Inc. (a)......      1,811        86,258
The Hanover Insurance Group, Inc. ......      1,848        80,591
Torchmark Corp. (a).....................      3,065       164,008
Transatlantic Holdings, Inc. ...........      2,457       129,730
Validus Holdings, Ltd. (a)..............      3,494        96,190
Wesco Financial Corp. (a)...............         52        20,046
White Mountains Insurance Group, Ltd. ..        284       100,820
                                                      -----------
                                                        2,828,436
                                                      -----------
INTERNET SOFTWARE & SERVICES -- 0.4%
AOL, Inc. (a)(b)........................      3,926        99,249
                                                      -----------
IT SERVICES -- 0.7%
Broadridge Financial Solutions, Inc. ...      4,635        99,096
CACI International, Inc. (Class
  A) (a)(b).............................      1,106        54,028
                                                      -----------
                                                          153,124
                                                      -----------
MACHINERY -- 3.4%
Crane Co. (a)...........................      1,872        66,456
Graco, Inc. (a).........................      2,238        71,616
Harsco Corp. ...........................      2,969        94,830
IDEX Corp. .............................      2,984        98,771
Kennametal, Inc. (a)....................      2,966        83,404
Pentair, Inc. (a).......................      3,639       129,621
Snap-On, Inc. ..........................      2,124        92,054

SPDR DOW JONES MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
SPX Corp. (a)...........................      1,813   $   120,238
                                                      -----------
                                                          756,990
                                                      -----------
MEDIA -- 1.5%
Gannett Co., Inc. (a)...................      8,749       144,534
Interactive Data Corp. (a)..............      1,355        43,360
Regal Entertainment Group (a)...........      2,941        51,673
The Washington Post Co. (Class B).......        213        94,610
                                                      -----------
                                                          334,177
                                                      -----------
METALS & MINING -- 1.5%
AK Steel Holding Corp. (a)..............      4,040        92,355
Commercial Metals Co. (a)...............      4,187        63,056
Walter Energy, Inc. ....................      1,959       180,757
                                                      -----------
                                                          336,168
                                                      -----------
MULTI-UTILITIES -- 5.3%
Alliant Energy Corp. (a)................      4,085       135,867
CMS Energy Corp. (a)....................      8,555       132,260
Integrys Energy Group, Inc. (a).........      2,830       134,085
MDU Resources Group, Inc. ..............      6,432       138,803
NiSource, Inc. (a)......................     10,332       163,246
NSTAR (a)...............................      3,951       139,944
OGE Energy Corp. (a)....................      3,556       138,471
TECO Energy, Inc. (a)...................      7,362       116,982
Vectren Corp. (a).......................      2,990        73,913
                                                      -----------
                                                        1,173,571
                                                      -----------
MULTILINE RETAIL -- 0.5%
Big Lots, Inc. (a)(b)...................      3,056       111,299
                                                      -----------
OIL, GAS & CONSUMABLE FUELS -- 1.6%
Forest Oil Corp. (a)(b).................      3,747        96,748
Southern Union Co. .....................      3,859        97,903
Sunoco, Inc. (a)........................      4,354       129,357
Teekay Corp. (a)........................      1,595        36,270
                                                      -----------
                                                          360,278
                                                      -----------
PAPER & FOREST PRODUCTS -- 0.6%
MeadWestvaco Corp. (a)..................      5,533       141,368
                                                      -----------
PERSONAL PRODUCTS -- 0.9%
Alberto-Culver Co. .....................      3,239        84,700
Herbalife, Ltd. (a).....................      2,276       104,969
                                                      -----------
                                                          189,669
                                                      -----------
REAL ESTATE INVESTMENT TRUSTS -- 13.0%
Alexandria Real Estate Equities,
  Inc. (a)..............................      1,635       110,526
AMB Property Corp. (a)..................      5,417       147,559
Camden Property Trust (a)...............      2,372        98,746
Chimera Investment Corp. ...............     23,239        90,400
Douglas Emmett, Inc. (a)................      4,528        69,595
Duke Realty Corp. (a)...................      8,280       102,672
Federal Realty Investment Trust (a).....      2,257       164,332
Highwoods Properties, Inc. (a)..........      2,619        83,101
Hospitality Properties Trust............      4,608       110,362
Kimco Realty Corp. (a)..................     14,897       232,989
Liberty Property Trust..................      4,135       140,342
Mack-Cali Realty Corp. (a)..............      2,956       104,199
MFA Financial, Inc. ....................     10,287        75,712
National Retail Properties, Inc. (a)....      3,042        69,449
Nationwide Health Properties, Inc. (a)..      4,350       152,902
OMEGA Healthcare Investors, Inc. (a)....      3,140        61,199
Piedmont Office Realty Trust, Inc.
  (Class A) (a).........................      2,049        40,673
Rayonier, Inc. (a)......................      2,958       134,382
Realty Income Corp. (a).................      3,859       118,433
Regency Centers Corp. (a)...............      3,332       124,850
Senior Housing Properties Trust (a).....      4,697       104,039
SL Green Realty Corp. ..................      2,847       163,048
The Macerich Co. .......................      3,554       136,154
UDR, Inc. ..............................      5,652        99,701
Washington Real Estate Investment
  Trust (a).............................      2,204        67,332
Weingarten Realty Investors (a).........      4,424        95,381
                                                      -----------
                                                        2,898,078
                                                      -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.5%
The St. Joe Co. (a)(b)..................      3,393       109,764
                                                      -----------
ROAD & RAIL -- 0.5%
Ryder Systems, Inc. ....................      1,973        76,473
Werner Enterprises, Inc. (a)............      1,929        44,695
                                                      -----------
                                                          121,168
                                                      -----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 1.6%
Intersil Corp. (Class A)................      4,556        67,246
National Semiconductor Corp. (a)........      8,751       126,452
Novellus Systems, Inc. (a)(b)...........      3,609        90,225
PMC-Sierra, Inc. (b)....................      8,402        74,946
                                                      -----------
                                                          358,869
                                                      -----------
SOFTWARE -- 1.2%
Compuware Corp. (a)(b)..................      8,397        70,535
Novell, Inc. (b)........................     12,749        76,366
Synopsys, Inc. (a)(b)...................      5,395       120,686
                                                      -----------
                                                          267,587
                                                      -----------
SPECIALTY RETAIL -- 1.9%
AutoNation, Inc. (a)(b).................      2,679        48,437
Foot Locker, Inc. (a)...................      5,725        86,104
RadioShack Corp. .......................      4,627       104,709
Rent-A-Center, Inc. (a)(b)..............      2,434        57,564
Signet Jewelers, Ltd. (a)(b)............      3,153       101,968
The Buckle, Inc. (a)....................        970        35,657
                                                      -----------
                                                          434,439
                                                      -----------
THRIFTS & MORTGAGE FINANCE -- 1.2%
Capitol Federal Financial (a)...........        778        29,144
First Niagara Financial Group, Inc. ....      6,908        98,232
TFS Financial Corp. (a).................      3,420        45,657
Washington Federal, Inc. (a)............      4,149        84,307
                                                      -----------
                                                          257,340
                                                      -----------
WATER UTILITIES -- 0.7%
American Water Works Co., Inc. .........      3,309        72,004
Aqua America, Inc. (a)..................      5,007        87,973
                                                      -----------
                                                          159,977
                                                      -----------

SPDR DOW JONES MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
Telephone & Data Systems, Inc. (a)......      3,512   $   118,881
US Cellular Corp. (a)(b)................        567        23,463
                                                      -----------
                                                          142,344
                                                      -----------
TOTAL COMMON STOCKS --
  (Cost $21,355,805)....................               22,221,102
                                                      -----------
SHORT TERM INVESTMENTS -- 28.8%
MONEY MARKET FUNDS -- 28.8%
State Street Institutional Liquid
  Reserves Fund (c).....................     52,907        52,907
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  6,378,108     6,378,108
                                                      -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $6,431,015).....................                6,431,015
                                                      -----------
TOTAL INVESTMENTS -- 128.4% (E)
  (Cost $27,786,820)....................               28,652,117
OTHER ASSETS AND
  LIABILITIES -- (28.4)%................               (6,343,347)
                                                      -----------
NET ASSETS -- 100.0%....................              $22,308,770
                                                      ===========





(a) Security, or portion thereof, was on loan at March 31, 2010.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(d)  Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 1.6%
AAR Corp. (a)(b)........................       1,281   $     31,794
Aerovironment, Inc. (b).................         528         13,786
American Science & Engineering,
  Inc. (a)..............................         299         22,401
Applied Signal Technology, Inc. (a).....         438          8,576
Argon ST, Inc. (a)(b)...................         414         11,017
BE Aerospace, Inc. (a)(b)...............       3,141         95,643
Ceradyne, Inc. (a)(b)...................         863         19,581
Cubic Corp. ............................         500         18,000
Curtiss-Wright Corp. (a)................       1,561         54,323
DigitalGlobe, Inc. (a)(b)...............       1,064         29,739
Ducommun, Inc. .........................         349          7,333
DynCorp International, Inc. (b).........         784          9,008
Esterline Technologies Corp. (b)........       1,010         49,924
GenCorp, Inc. (a)(b)....................       1,826         10,518
GeoEye, Inc. (b)........................         651         19,205
Heico Corp. (Class A)...................         657         26,070
Hexcel Corp. (a)(b).....................       3,110         44,908
Ladish Co., Inc. (b)....................         439          8,850
Moog, Inc. (Class A) (a)(b).............       1,472         52,138
Orbital Sciences Corp. (a)(b)...........       2,013         38,267
Stanley, Inc. (b).......................         633         17,908
Taser International, Inc. (b)...........       1,925         11,281
Teledyne Technologies, Inc. (b).........       1,188         49,029
TransDigm Group, Inc. (a)...............       1,300         68,952
Triumph Group, Inc. ....................         548         38,409
                                                       ------------
                                                            756,660
                                                       ------------
AIR FREIGHT & LOGISTICS -- 0.3%
Atlas Air Worldwide Holdings, Inc. (b)..         619         32,838
Forward Air Corp. (a)...................         950         24,985
HUB Group, Inc. (Class A) (a)(b)........       1,242         34,751
Pacer International, Inc. (a)(b)........       1,050          6,321
UTI Worldwide, Inc. (a).................       3,444         52,762
                                                       ------------
                                                            151,657
                                                       ------------
AIRLINES -- 0.7%
AirTran Holdings, Inc. (a)(b)...........       4,543         23,078
Alaska Air Group, Inc. (a)(b)...........       1,180         48,651
Allegiant Travel Co. (a)(b).............         445         25,748
Continental Airlines, Inc. (Class
  B) (a)(b).............................       4,737        104,072
Hawaiian Holdings, Inc. (a)(b)..........       1,629         12,006
JetBlue Airways Corp. (a)(b)............       8,457         47,190
Republic Airways Holdings, Inc. (a)(b)..       1,065          6,305
SkyWest, Inc. (a).......................       1,868         26,675
US Airways Group, Inc. (a)(b)...........       5,587         41,064
                                                       ------------
                                                            334,789
                                                       ------------
AUTO COMPONENTS -- 1.0%
American Axle & Manufacturing Holdings,
  Inc. (b)..............................       2,200         21,956
ArvinMeritor, Inc. (a)(b)...............       2,896         38,662
Cooper Tire & Rubber Co. ...............       2,093         39,809
Dana Holding Corp. (b)..................       4,652         55,266
Dorman Products, Inc. (a)(b)............         500          9,495
Drew Industries, Inc. (a)(b)............         598         13,168
Exide Technologies (a)(b)...............       1,772         10,189
Federal-Mogul Corp. (Class A) (b).......         761         13,972
Fuel Systems Solutions, Inc. (a)(b).....         468         14,957
Gentex Corp. (a)........................       4,549         88,341
Modine Manufacturing Co. (a)(b).........       1,700         19,108
Superior Industries International,
  Inc. (a)..............................         659         10,597
Tenneco, Inc. (a)(b)....................       2,087         49,357
TRW Automotive Holdings Corp. (a)(b)....       2,762         78,938
                                                       ------------
                                                            463,815
                                                       ------------
AUTOMOBILES -- 0.1%
Thor Industries, Inc. (a)...............       1,251         37,793
Winnebago Industries, Inc. (a)(b).......         872         12,740
                                                       ------------
                                                             50,533
                                                       ------------
BEVERAGES -- 0.2%
Boston Beer Co., Inc. (Class A) (b).....         400         20,904
Central European Distribution
  Corp. (a)(b)..........................       2,128         74,501
Coca-Cola Hellenic Bottling Co. SA (a)..         120          7,039
National Beverage Corp. (a).............         314          3,492
                                                       ------------
                                                            105,936
                                                       ------------
BIOTECHNOLOGY -- 2.7%
Abraxis BioScience, Inc. (b)............         200         10,350
Acorda Therapeutics, Inc. (a)(b)........       1,230         42,066
Affymax, Inc. (a)(b)....................         463         10,848
Alkermes, Inc. (a)(b)...................       3,092         40,103
Allos Therapeutics, Inc. (a)(b).........       2,518         18,709
Alnylam Pharmaceuticals, Inc. (a)(b)....       1,175         19,998
AMAG Pharmaceuticals, Inc. (a)(b).......         737         25,729
Arena Pharmaceuticals, Inc. (a)(b)......       3,068          9,511
Ariad Pharmaceuticals, Inc. (a)(b)......       3,760         12,784
ArQule, Inc. (a)(b).....................       1,058          6,094
Array BioPharma, Inc. (a)(b)............       1,613          4,420
Aveo Pharmaceuticals, Inc. (b)..........         500          4,500
BioCryst Pharmaceuticals, Inc. (a)(b)...         826          5,427
BioMarin Pharmaceutical, Inc. (a)(b)....       3,408         79,645
Celera Corp. (a)(b).....................       2,647         18,794
Cell Therapeutics, Inc. (a)(b)..........      19,534         10,562
Cepheid, Inc. (a)(b)....................       1,934         33,806
Clinical Data, Inc. (a)(b)..............         557         10,806
Cubist Pharmaceuticals, Inc. (a)(b).....       1,873         42,217
Cytori Therapeutics, Inc. (b)...........       1,300          5,928
Dyax Corp. (a)(b).......................       2,700          9,207
Emergent Biosolutions, Inc. (a)(b)......         506          8,496
Enzon Pharmaceuticals, Inc. (a)(b)......       1,219         12,409
Exelixis, Inc. (a)(b)...................       3,508         21,294
Facet Biotech Corp. (b).................         938         25,317
Genomic Health, Inc. (a)(b).............         485          8,531
GenVec, Inc. (a)(b).....................       4,600          3,588
Geron Corp. (a)(b)......................       2,860         16,245
GTX, Inc. (a)(b)........................         486          1,623
Halozyme Therapeutics, Inc. (a)(b)......       2,538         20,279
Idenix Pharmaceuticals, Inc. (b)........         726          2,047
Immunogen, Inc. (a)(b)..................       1,747         14,133
Immunomedics, Inc. (a)(b)...............       2,248          7,463
Incyte Corp. (a)(b).....................       3,677         51,331

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
InterMune, Inc. (a)(b)..................       1,448   $     64,537
Ironwood Pharmaceuticals, Inc. (a)(b)...         634          8,572
Isis Pharmaceuticals, Inc. (a)(b).......       2,962         32,345
Lexicon Pharmaceuticals, Inc. (a)(b)....       6,972         10,319
Ligand Pharmaceuticals, Inc. (Class
  B) (a)(b).............................       3,108          5,439
MannKind Corp. (a)(b)...................       2,081         13,651
Martek Biosciences Corp. (a)(b).........       1,046         23,545
Maxygen, Inc. (a)(b)....................         895          5,880
Medivation, Inc. (a)(b).................       1,098         11,518
Metabolix, Inc. (a)(b)..................         692          8,429
Micromet, Inc. (a)(b)...................       2,242         18,115
Momenta Pharmaceuticals, Inc. (a)(b)....       1,320         19,760
Nabi Biopharmaceuticals (a)(b)..........       1,763          9,644
Neurocrine Biosciences, Inc. (a)(b).....       2,332          5,947
Novavax, Inc. (a)(b)....................       2,572          5,941
NPS Pharmaceuticals, Inc. (a)(b)........       1,618          8,155
Onyx Pharmaceuticals, Inc. (a)(b).......       2,126         64,375
Opko Health, Inc. (a)(b)................       4,263          8,441
Orexigen Therapeutics, Inc. (b).........         980          5,772
Osiris Therapeutics, Inc. (a)(b)........         557          4,122
PDL BioPharma, Inc. (a).................       3,902         24,231
Pharmacyclics, Inc. (b).................       1,500          9,360
Pharmasset, Inc. (a)(b).................         863         23,128
Progenics Pharmaceuticals, Inc. (a)(b)..         788          4,200
Regeneron Pharmaceuticals, Inc. (a)(b)..       2,132         56,477
Rigel Pharmaceuticals, Inc. (a)(b)......       1,585         12,632
Sangamo Biosciences, Inc. (a)(b)........       1,134          6,146
Savient Pharmaceuticals, Inc. (a)(b)....       2,337         33,770
Seattle Genetics, Inc. (a)(b)...........       2,848         34,005
SIGA Technologies, Inc. (a)(b)..........       1,006          6,670
StemCells, Inc. (a)(b)..................       3,237          3,755
Synta Pharmaceuticals Corp. (a)(b)......       1,171          5,047
Targacept, Inc. (a)(b)..................         630         12,386
Theravance, Inc. (a)(b).................       1,711         22,791
Vanda Pharmaceuticals, Inc. (a)(b)......         787          9,082
Zymogenetics, Inc. (a)(b)...............       1,586          9,088
                                                       ------------
                                                          1,221,535
                                                       ------------
BUILDING PRODUCTS -- 0.7%
AAON, Inc. (a)..........................         480         10,858
American Woodmark Corp. (a).............         284          5,507
Ameron International Corp. (a)..........         290         18,238
Apogee Enterprises, Inc. (a)............         849         13,423
Armstrong World Industries,
  Inc. (a)(b)...........................         654         23,747
Builders FirstSource, Inc. (b)..........       1,933          6,089
Gibraltar Industries, Inc. (a)(b).......         814         10,264
Griffon Corp. (a)(b)....................       1,644         20,484
Lennox International, Inc. (a)..........       1,728         76,585
Quanex Building Products Corp. (a)......       1,303         21,538
Simpson Manufacturing Co., Inc. (a).....       1,237         34,339
Trex Co., Inc. (a)(b)...................         498         10,602
Universal Forest Products, Inc. (a).....         607         23,382
USG Corp. (a)(b)........................       2,255         38,696
                                                       ------------
                                                            313,752
                                                       ------------
CAPITAL MARKETS -- 1.6%
Artio Global Investors, Inc. ...........         824         20,386
BGC Partners, Inc. (Class A) (a)........       1,008          6,159
Broadpoint Gleacher Securities,
  Inc. (a)(b)...........................       2,228          8,912
Calamos Asset Management, Inc.
  (Class A).............................         594          8,518
Cohen & Steers, Inc. (a)................         671         16,748
Cowen Group, Inc. (Class A) (b).........       1,400          7,924
Duff & Phelps Corp. (Class A)...........         814         13,626
Epoch Holding Corp. (a).................         600          6,774
Evercore Partners, Inc. (Class A) (a)...         528         15,840
FBR Capital Markets Corp. (a)(b)........       1,409          6,411
GAMCO Investors, Inc. (Class A) (a).....         124          5,642
GFI Group, Inc. (a).....................       1,964         11,352
GLG Partners, Inc. (b)..................       5,421         16,643
Greenhill & Co., Inc. (a)...............         911         74,784
International Assets Holding Corp. (b)..         600          8,982
Investment Technology Group, Inc. (b)...       1,415         23,616
Janus Capital Group, Inc. (a)...........       6,108         87,283
KBW, Inc. (a)(b)........................       1,198         32,226
Knight Capital Group, Inc. (Class
  A) (a)(b).............................       3,170         48,343
LaBranche & Cos., Inc. (a)(b)...........       1,674          8,805
MF Global Holdings Ltd. (a)(b)..........       3,173         25,606
optionsXpress Holdings, Inc. (a)(b).....       1,430         23,295
Penson Worldwide, Inc. (a)(b)...........         630          6,344
Piper Jaffray Co., Inc. (a)(b)..........         639         25,752
Pzena Investment Management, Inc. (Class
  A) (b)................................         171          1,305
Riskmetrics Group, Inc. (a)(b)..........       1,020         23,062
Stifel Financial Corp. (a)(b)...........       1,025         55,094
SWS Group, Inc. (a).....................       1,242         14,320
Teton Advisors, Inc. (Class B) (b)(c)...           1              0
TradeStation Group, Inc. (a)(b).........       1,043          7,311
Waddell & Reed Financial, Inc.
  (Class A).............................       2,967        106,931
Westwood Holdings Group, Inc. (a).......         203          7,470
                                                       ------------
                                                            725,464
                                                       ------------
CHEMICALS -- 2.1%
A. Schulman, Inc. (a)...................         908         22,219
American Vanguard Corp. (a).............         629          5,126
Arch Chemicals, Inc. (a)................         875         30,091
Balchem Corp. ..........................       1,032         25,439
Cabot Corp. ............................       1,660         50,464
Calgon Carbon Corp. (a)(b)..............       1,977         33,846
Cytec Industries, Inc. .................       1,664         77,775
Ferro Corp. (a)(b)......................       2,659         23,373
H.B. Fuller Co. (a).....................       1,587         36,834
Innophos Holdings, Inc. ................         577         16,098
Koppers Holdings, Inc. (a)..............         697         19,739
Kraton Performance Polymers,
  Inc. (a)(b)...........................         333          5,947
Kronos Worldwide, Inc. (a)(b)...........          97          1,421
LSB Industries, Inc. (a)(b).............         581          8,854
Minerals Technologies, Inc. ............         616         31,934
NewMarket Corp. (a).....................         348         35,841
NL Industries, Inc. (a).................         222          1,905
Olin Corp. (a)..........................       2,247         44,086
OM Group, Inc. (a)(b)...................       1,002         33,948
Omnova Solutions, Inc. (b)..............       1,700         13,345

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
PolyOne Corp. (a)(b)....................       2,876   $     29,450
Rockwood Holdings, Inc. (b).............       1,713         45,600
RPM International, Inc. ................       4,343         92,680
Sensient Technologies Corp. (a).........       1,659         48,211
Solutia, Inc. (a)(b)....................       4,140         66,695
Spartech Corp. (a)(b)...................         915         10,706
Stepan Co. (a)..........................         358         20,009
STR Holdings, Inc. (a)(b)...............         399          9,377
Valhi, Inc. ............................         346          6,809
W.R. Grace & Co. (b)....................       2,120         58,851
Westlake Chemical Corp. (a).............         594         15,319
Zep, Inc. (a)...........................         738         16,147
Zoltek Cos., Inc. (b)...................         832          8,021
                                                       ------------
                                                            946,160
                                                       ------------
COMMERCIAL BANKS -- 6.0%
1st Source Corp. (a)....................         421          7,389
Arrow Financial Corp. (a)...............         366          9,842
Associated Ban-Corp. (a)................       5,688         78,494
Bancfirst Corp. (a).....................         225          9,430
BancorpSouth, Inc. (a)..................       2,710         56,802
Bank of Hawaii Corp. (a)................       1,579         70,976
Bank of the Ozarks, Inc. (a)............         380         13,372
Boston Private Financial Holdings,
  Inc. (a)..............................       2,327         17,150
Camden National Corp. (a)...............         259          8,316
Capital City Bank Group, Inc. (a).......         388          5,529
CapitalSource, Inc. (a).................       8,964         50,109
Cardinal Financial Corp. ...............       1,100         11,748
Cathay General Bancorp (a)..............       2,660         30,989
Centerstate Banks, Inc. ................         900         11,025
Chemical Financial Corp. (a)............         737         17,408
Citizens Republic Bancorp, Inc. (b).....      15,000         17,700
City Holding Co. (a)....................         493         16,905
CoBiz Financial, Inc. (a)...............       1,427          8,890
Columbia Banking System, Inc. (a).......       1,007         20,452
Community Bank System, Inc. (a).........       1,113         25,354
Community Trust Bancorp, Inc. (a).......         457         12,380
CVB Financial Corp. (a).................       3,093         30,714
Danvers Bancorp, Inc. (a)...............         610          8,436
East West Bancorp, Inc. (a).............       3,744         65,220
F.N.B. Corp. (a)........................       3,976         32,245
First Bancorp- North Carolina (a).......         499          6,746
First BanCorp- Puerto Rico (a)..........       2,350          5,664
First Busey Corp. (a)...................       1,997          8,827
First Citizens BancShares, Inc.
  (Class A).............................         191         37,963
First Commonwealth Financial Corp. (a)..       2,563         17,198
First Community Bancshares, Inc. (a)....         562          6,952
First Financial Bancorp (a).............       1,961         34,886
First Financial Bankshares, Inc. (a)....         758         39,075
First Financial Corp. ..................         319          9,238
First Merchants Corp. (a)...............         671          4,670
First Midwest Bancorp, Inc. (a).........       2,484         33,658
FirstMerit Corp. (a)....................       2,965         63,955
Fulton Financial Corp. (a)..............       6,060         61,751
Glacier Bancorp, Inc. (a)...............       2,360         35,943
Great Southern Bancorp, Inc. (a)........         376          8,437
Hancock Holding Co. (a).................       1,094         45,740
Harleysville National Corp. ............       1,264          8,469
Heartland Financial USA, Inc. (a).......         505          8,065
Home Bancshares, Inc. (a)...............         721         19,063
Hudson Valley Holding Corp. (a).........         398          9,632
IBERIABANK Corp. (a)....................         856         51,369
Independent Bank Corp.-
  Massachusetts (a).....................         654         16,128
International Bancshares Corp. (a)......       1,737         39,934
Investors Bancorp, Inc. (a)(b)..........       1,675         22,110
Lakeland Financial Corp. (a)............         593         11,297
MB Financial, Inc. (a)..................       1,759         39,630
Nara Bancorp, Inc. (b)..................       1,159         10,153
National Penn Bancshares, Inc. (a)......       4,092         28,235
NBT Bancorp, Inc. (a)...................       1,080         24,678
Northfield Bancorp, Inc. (a)............         613          8,876
Old National Bancorp (a)................       3,002         35,874
Oriental Financial Group, Inc. (a)......         875         11,813
Orrstown Financial Services, Inc. ......         177          4,490
PacWest Bancorp.........................       1,085         24,760
Park National Corp. (a).................         371         23,117
Pinnacle Financial Partners,
  Inc. (a)(b)...........................       1,072         16,198
Popular, Inc. (b).......................      21,218         61,744
PrivateBancorp, Inc. (a)................       2,508         34,360
Prosperity Bancshares, Inc. (a).........       1,595         65,395
Renasant Corp. (a)......................         633         10,242
Republic Bancorp, Inc.- Kentucky (a)....         304          5,727
S&T Bancorp, Inc. (a)...................         901         18,831
S.Y. Bancorp, Inc. (a)..................         360          8,190
Sandy Spring Bancorp, Inc. (a)..........         519          7,785
Santander Bancorp (a)(b)................         161          1,975
SCBT Financial Corp. (a)................         397         14,705
Signature Bank (b)......................       1,389         51,462
Simmons First National Corp. (a)........         500         13,785
Southside Bancshares, Inc. (a)..........         468         10,095
StellarOne Corp. (a)....................         751         10,041
Sterling Bancorp (a)....................         575          5,779
Sterling Bancshares, Inc. (a)...........       3,357         18,732
Suffolk Bancorp (a).....................         290          8,906
Susquehanna Bancshares, Inc. (a)........       4,305         42,232
SVB Financial Group (a)(b)..............       1,418         66,164
Synovus Financial Corp. (a).............      14,655         48,215
TCF Financial Corp. (a).................       4,536         72,304
Texas Capital Bancshares, Inc. (a)(b)...       1,142         21,687
Tompkins Trustco, Inc. (a)..............         258          9,412
TowneBank (a)...........................         749         10,456
Trico Bancshares (a)....................         449          8,935
Trustmark Corp. (a).....................       1,873         45,757
UMB Financial Corp. (a).................       1,137         46,162
Umpqua Holdings Corp. (a)...............       3,274         43,413
Union First Market Bankshares
  Corp. (a).............................         690         10,419
United Bankshares, Inc. (a).............       1,409         36,944
United Community Banks, Inc. (b)........       3,437         15,157
Univest Corp. of Pennsylvania (a).......         466          8,710
Valley National Bancorp (a).............       5,303         81,507
Washington Trust Bancorp, Inc. (a)......         467          8,705
Webster Financial Corp. (a).............       2,439         42,658
WesBanco, Inc. .........................         778         12,650

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Westamerica Bancorporation (a)..........       1,042   $     60,071
Western Alliance Bancorp (a)(b).........       2,222         12,643
Whitney Holding Corp. (a)...............       3,386         46,693
Wilmington Trust Corp. (a)..............       3,030         50,207
Wilshire Bancorp, Inc. (a)..............         900          9,927
Wintrust Financial Corp. (a)............       1,016         37,805
Zions Bancorporation (a)................       4,725        103,100
                                                       ------------
                                                          2,771,156
                                                       ------------
COMMERCIAL SERVICES & SUPPLIES -- 1.8%
ABM Industries, Inc. (a)................       1,468         31,122
ACCO Brands Corp. (a)(b)................       1,640         12,562
American Reprographics Co. (a)(b).......       1,182         10,602
APAC Customer Services, Inc. (a)(b).....       1,048          6,026
ATC Technology Corp. (a)(b).............         618         10,605
Bowne & Co., Inc. (a)...................       1,351         15,077
Cenveo, Inc. (b)........................       1,884         16,315
Clean Harbors, Inc. (a)(b)..............         832         46,226
Consolidated Graphics, Inc. (a)(b)......         299         12,382
Cornell Companies, Inc. (a)(b)..........         399          7,306
Courier Corp. (a).......................         326          5,382
Deluxe Corp. (a)........................       1,813         35,208
EnergySolutions, Inc. ..................       2,562         16,474
EnerNOC, Inc. (a)(b)....................         560         16,621
Ennis, Inc. (a).........................         772         12,560
Fuel Tech, Inc. (b).....................         555          4,451
G & K Services, Inc. (Class A) (a)......         587         15,192
Healthcare Services Group, Inc. (a).....       1,276         28,570
Herman Miller, Inc. (a).................       1,980         35,759
HNI Corp. ..............................       1,245         33,154
Innerworkings, Inc. (a)(b)..............         888          4,618
Interface, Inc. (Class A) (a)...........       1,939         22,454
KAR Auction Services, Inc. (b)..........         741         11,159
Kimball International, Inc. (Class
  B) (a)................................         764          5,310
Knoll, Inc. (a).........................       1,460         16,425
M&F Worldwide Corp. (b).................         376         11,506
McGrath Rentcorp (a)....................         786         19,045
Metalico, Inc. (b)......................       1,285          7,697
Mine Safety Appliances Co. (a)..........       1,037         28,994
Mobile Mini, Inc. (a)(b)................       1,175         18,201
Protection One, Inc. (b)................         500          5,720
RINO International Corp. (a)(b).........         255          6,051
Rollins, Inc. (a).......................       1,687         36,574
Schawk, Inc. ...........................         391          7,089
Standard Parking Corp. (a)(b)...........         251          4,121
Steelcase, Inc. (Class A) (a)...........       2,678         17,327
Sykes Enterprises, Inc. (a)(b)..........       1,245         28,436
Team, Inc. (a)(b).......................         563          9,340
Tetra Tech, Inc. (b)....................       2,139         49,283
The Brink's Co. ........................       1,567         44,236
The Geo Group, Inc. (a)(b)..............       1,666         33,020
The Standard Register Co. (a)...........         582          3,114
United Stationers, Inc. (b).............         773         45,491
US Ecology, Inc. (a)....................         498          8,018
Viad Corp. (a)..........................         693         14,241
                                                       ------------
                                                            829,064
                                                       ------------
COMMUNICATIONS EQUIPMENT -- 2.7%
Acme Packet, Inc. (b)...................       1,165         22,461
ADC Telecommunications, Inc. (a)(b).....       3,054         22,325
Adtran, Inc. (a)........................       2,126         56,020
Airvana, Inc. (a)(b)....................         995          7,622
Anaren, Inc. (a)(b).....................         509          7,248
Arris Group, Inc. (a)(b)................       4,306         51,715
Aruba Networks, Inc. (a)(b).............       2,352         32,128
Aviat Networks, Inc. (a)(b).............       1,906         12,637
Bel Fuse, Inc. (Class B) (a)............         336          6,770
BigBand Networks, Inc. (a)(b)...........       1,253          4,423
Black Box Corp. (a).....................         561         17,256
Blue Coat Systems, Inc. (a)(b)..........       1,360         42,214
CIENA Corp. (a)(b)......................       2,964         45,171
CommScope, Inc. (a)(b)..................       3,160         88,543
Comtech Telecommunications
  Corp. (a)(b)..........................         949         30,359
DG Fastchannel, Inc. (a)(b).............         581         18,563
Digi International, Inc. (a)(b).........         861          9,161
EchoStar Corp. (Class A) (a)(b).........       1,328         26,932
EMS Technologies, Inc. (b)..............         511          8,483
Emulex Corp. (a)(b).....................       2,720         36,122
Extreme Networks, Inc. (a)(b)...........       2,846          8,737
Finisar Corp. (a)(b)....................       2,029         31,876
Harmonic, Inc. (a)(b)...................       3,123         19,706
Hughes Communications, Inc. (a)(b)......         263          7,325
Infinera Corp. (a)(b)...................       3,085         26,284
InterDigital, Inc. (a)(b)...............       1,414         39,394
Ixia (b)................................       1,081         10,021
JDS Uniphase Corp. (b)..................       7,437         93,186
Loral Space & Communications,
  Inc. (a)(b)...........................         361         12,678
Netgear, Inc. (a)(b)....................       1,161         30,302
Oclaro, Inc. (a)(b).....................       6,800         18,700
Oplink Communications, Inc. (b).........         800         14,832
OpNext, Inc. (a)(b).....................       1,772          4,182
Palm, Inc. (a)(b).......................       5,903         22,195
Plantronics, Inc. (a)...................       1,666         52,113
Polycom, Inc. (a)(b)....................       2,747         84,003
Riverbed Technology, Inc. (a)(b)........       1,972         56,005
SeaChange International, Inc. (a)(b)....         991          7,115
ShoreTel, Inc. (a)(b)...................         585          3,867
Sonus Networks, Inc. (a)(b).............       6,586         17,189
Sycamore Networks, Inc. (a).............         629         12,649
Symmetricom, Inc. (b)...................       1,700          9,911
Tekelec (a)(b)..........................       2,286         41,514
UTStarcom, Inc. (a)(b)..................       3,908         10,903
ViaSat, Inc. (a)(b).....................       1,157         40,044
                                                       ------------
                                                          1,220,884
                                                       ------------
COMPUTERS & PERIPHERALS -- 1.1%
3PAR, Inc. (a)(b).......................       1,070         10,700
Adaptec, Inc. (a)(b)....................       3,177         10,389
Avid Technology, Inc. (a)(b)............         885         12,195
Compellent Technologies, Inc. (a)(b)....         524          9,196
Diebold, Inc. ..........................       2,168         68,856
Electronics for Imaging, Inc. (a)(b)....       1,565         18,201
Hutchinson Technology, Inc. (a)(b)......         705          4,399
Hypercom Corp. (a)(b)...................       1,526          5,890
Imation Corp. (a)(b)....................         954         10,504
Intermec, Inc. (a)(b)...................       1,588         22,518
Intevac, Inc. (a)(b)....................         800         11,056

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Isilon Systems, Inc. (a)(b).............         759   $      6,535
Lexmark International, Inc. (Class
  A) (a)(b).............................       2,636         95,107
Netezza Corp. (a)(b)....................       1,800         23,022
Novatel Wireless, Inc. (a)(b)...........         937          6,306
QLogic Corp. (b)........................       3,804         77,221
Quantum Corp. (a)(b)....................       6,308         16,590
Silicon Graphics International
  Corp. (a)(b)..........................         870          9,300
STEC, Inc. (a)(b).......................       1,152         13,801
Stratasys, Inc. (b).....................         632         15,408
Super Micro Computer, Inc. (b)..........         900         15,552
Synaptics, Inc. (a)(b)..................       1,080         29,819
                                                       ------------
                                                            492,565
                                                       ------------
CONSTRUCTION & ENGINEERING -- 0.6%
Comfort Systems USA, Inc. (a)...........       1,318         16,462
Dycom Industries, Inc. (b)..............       1,214         10,647
EMCOR Group, Inc. (b)...................       2,279         56,132
Furmanite Corp. (a)(b)..................       1,108          5,751
Granite Construction, Inc. (a)..........       1,161         35,085
Great Lakes Dredge & Dock Corp. (a).....       1,323          6,946
Insituform Technologies, Inc. (a)(b)....       1,294         34,433
Layne Christensen Co. (b)...............         679         18,136
Mastec, Inc. (a)(b).....................       1,594         20,100
Michael Baker Corp. (a)(b)..............         269          9,275
MYR Group, Inc. (a)(b)..................         617         10,063
Northwest Pipe Co. (a)(b)...............         275          6,009
Orion Marine Group, Inc. (a)(b).........         869         15,685
Pike Electric Corp. (a)(b)..............         537          5,005
Primoris Services Corp. ................         388          3,003
Sterling Construction Co., Inc. (a)(b)..         449          7,058
Tutor Perini Corp. (a)(b)...............         838         18,227
                                                       ------------
                                                            278,017
                                                       ------------
CONSTRUCTION MATERIALS -- 0.2%
Eagle Materials, Inc. (a)...............       1,415         37,554
Headwaters, Inc. (a)(b).................       1,810          8,308
Texas Industries, Inc. (a)..............         768         26,243
United States Lime & Minerals,
  Inc. (a)(b)...........................         100          3,867
                                                       ------------
                                                             75,972
                                                       ------------
CONSUMER FINANCE -- 0.4%
Advance America Cash Advance
  Centers, Inc. ........................       1,536          8,939
Cardtronics, Inc. (b)...................         524          6,587
Cash America International, Inc. (a)....       1,008         39,796
CompuCredit Holdings Corp. (a)..........         950          4,902
Credit Acceptance Corp. (a)(b)..........         205          8,454
Dollar Financial Corp. (a)(b)...........         762         18,334
Ezcorp, Inc. (a)(b).....................       1,468         30,241
First Cash Financial Services,
  Inc. (a)(b)...........................         889         19,176
Nelnet, Inc. (Class A) (a)..............       1,064         19,748
The First Marblehead Corp. (a)(b).......       1,947          5,529
The Student Loan Corp. (a)..............         120          4,263
World Acceptance Corp. (a)(b)...........         447         16,128
                                                       ------------
                                                            182,097
                                                       ------------
CONTAINERS & PACKAGING -- 0.8%
Boise, Inc. (a)(b)......................       1,500          9,195
Bway Holding Co. (b)....................         396          7,960
Graham Packaging Co., Inc. (b)..........         416          5,221
Graphic Packaging Holding Co. (a)(b)....       2,422          8,743
Greif, Inc. (Class A) (a)...............       1,199         65,849
Myers Industries, Inc. .................       1,090         11,423
Packaging Corp. of America..............       3,382         83,231
Rock-Tenn Co. (Class A) (a).............       1,357         61,838
Silgan Holdings, Inc. (a)...............         920         55,412
Temple-Inland, Inc. (a).................       3,621         73,977
                                                       ------------
                                                            382,849
                                                       ------------
DISTRIBUTORS -- 0.2%
Audiovox Corp. (Class A) (a)(b).........         550          4,279
Core-Mark Holding Co., Inc. (a)(b)......         343         10,499
LKQ Corp. (a)(b)........................       4,802         97,481
                                                       ------------
                                                            112,259
                                                       ------------
DIVERSIFIED CONSUMER SERVICES -- 1.3%
American Public Education, Inc. (a)(b)..         578         26,935
Bridgepoint Education, Inc. (a)(b)......         623         15,313
Brink's Home Security Holdings,
  Inc. (b)..............................       1,525         64,889
Cambium Learning Group, Inc. (b)........         820          3,280
Capella Education Co. (a)(b)............         470         43,635
Coinstar, Inc. (a)(b)...................         981         31,882
Corinthian Colleges, Inc. (a)(b)........       2,971         52,260
Grand Canyon Education, Inc. (a)(b).....         586         15,318
Hillenbrand, Inc. ......................       2,018         44,376
K12, Inc. (b)...........................       1,068         23,720
Lincoln Educational Services Corp. (b)..         300          7,590
Matthews International Corp. (Class
  A) (a)................................       1,068         37,914
Pre-Paid Legal Services, Inc. (a)(b)....         240          9,084
Regis Corp. (a).........................       2,041         38,126
Service Corp. International (a).........       8,622         79,150
Sotheby's (a)...........................       2,260         70,263
Steiner Leisure, Ltd. (a)(b)............         434         19,235
Stewart Enterprises, Inc. (Class
  A) (a)................................       2,542         15,888
Universal Technical Institute,
  Inc. (b)..............................         859         19,602
                                                       ------------
                                                            618,460
                                                       ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.3%
Asset Acceptance Capital Corp. (a)(b)...         385          2,429
Encore Capital Group, Inc. (a)(b).......         512          8,423
Interactive Brokers Group, Inc. (Class
  A) (a)(b).............................       1,321         21,334
Life Partners Holdings, Inc. (a)........         241          5,343
MarketAxess Holdings, Inc. (a)..........         853         13,418
NewStar Financial, Inc. (a)(b)..........         766          4,887
PHH Corp. (a)(b)........................       1,770         41,719
Pico Holdings, Inc. (a)(b)..............         705         26,219
Portfolio Recovery Associates,
  Inc. (a)(b)...........................         622         34,129
                                                       ------------
                                                            157,901
                                                       ------------

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.7%
AboveNet, Inc. (b)......................         796   $     40,381
Alaska Communications Systems Group,
  Inc. (a)..............................       1,358         11,027
Atlantic Tele-Network, Inc. (a).........         288         12,940
Cbeyond, Inc. (a)(b)....................         838         11,464
Cincinnati Bell, Inc. (a)(b)............       6,928         23,625
Cogent Communications Group,
  Inc. (a)(b)...........................       1,306         13,595
Consolidated Communications Holdings,
  Inc. (a)..............................         703         13,329
General Communication, Inc. (Class
  A) (a)(b).............................       1,150          6,636
Global Crossing, Ltd. (a)(b)............       1,047         15,862
Iowa Telecommunications Services,
  Inc. (a)..............................       1,173         19,589
Neutral Tandem, Inc. (a)(b).............       1,132         18,089
PAETEC Holding Corp. (a)(b).............       4,647         21,748
Premiere Global Services, Inc. (a)(b)...       1,896         15,661
SureWest Communications (a)(b)..........         439          3,771
tw telecom, inc. (a)(b).................       5,109         92,728
Vonage Holdings Corp. (a)(b)............       4,400          5,940
                                                       ------------
                                                            326,385
                                                       ------------
ELECTRIC UTILITIES -- 1.2%
ALLETE, Inc. (a)........................       1,004         33,614
Central Vermont Public Service
  Corp. (a).............................         350          7,059
Cleco Corp. (a).........................       2,047         54,348
El Paso Electric Co. (a)(b).............       1,610         33,166
Empire District Electric Co. (a)........       1,187         21,390
Great Plains Energy, Inc. (a)...........       4,656         86,462
Hawaiian Electric Industries, Inc. (a)..       3,146         70,628
IDACORP, Inc. (a).......................       1,591         55,080
MGE Energy, Inc. .......................         737         26,060
PNM Resources, Inc. (a).................       2,570         32,202
Portland General Electric Co. (a).......       2,603         50,264
UIL Holdings Corp. .....................         982         27,005
Unisource Energy Corp. (a)..............       1,156         36,345
Unitil Corp. (a)........................         400          9,300
                                                       ------------
                                                            542,923
                                                       ------------
ELECTRICAL EQUIPMENT -- 1.8%
A.O. Smith Corp. (a)....................         879         46,209
A123 Systems, Inc. (a)(b)...............       1,071         14,716
Acuity Brands, Inc. (a).................       1,443         60,909
Advanced Battery Technologies,
  Inc. (a)(b)...........................       2,248          8,767
American Superconductor Corp. (a)(b)....       1,381         39,911
AZZ, Inc. (a)...........................         388         13,134
Baldor Electric Co. (a).................       1,387         51,874
Belden CDT, Inc. .......................       1,539         42,261
Brady Corp. (Class A) (a)...............       1,575         49,014
Broadwind Energy, Inc. (a)(b)...........       1,543          6,897
Capstone Turbine Corp. (a)(b)...........       9,000         11,430
Encore Wire Corp. (a)...................         576         11,981
Ener1, Inc. (a)(b)......................       1,660          7,852
Energy Conversion Devices, Inc. (a)(b)..       1,499         11,737
EnerSys (a)(b)..........................       1,372         33,834
Evergreen Solar, Inc. (a)(b)............       5,906          6,674
Franklin Electric Co., Inc. ............         653         19,583
FuelCell Energy, Inc. (a)(b)............       2,422          6,830
Generac Holdings, Inc. (b)..............         710          9,947
General Cable Corp. (b).................       1,715         46,305
GrafTech International, Ltd. (b)........       4,107         56,143
GT Solar International, Inc. (a)(b).....       2,415         12,630
II-VI, Inc. (b).........................         838         28,358
Polypore International, Inc. (b)........         807         14,090
Powell Industries, Inc. (a)(b)..........         233          7,579
Regal-Beloit Corp. (a)..................       1,250         74,262
Thomas & Betts Corp. (b)................       1,808         70,946
Valence Technology, Inc. (a)(b).........       1,965          1,670
Vicor Corp. (a)(b)......................         580          8,010
Woodward Governor Co. (a)...............       1,959         62,649
                                                       ------------
                                                            836,202
                                                       ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS &
  COMPONENTS -- 2.0%
Agilysys, Inc. (a)......................         602          6,724
Anixter International, Inc. (a)(b)......         994         46,569
AVX Corp. ..............................       1,697         24,097
Benchmark Electronics, Inc. (b).........       2,131         44,197
Brightpoint, Inc. (b)...................       2,226         16,762
Checkpoint Systems, Inc. (b)............       1,393         30,813
Cogent, Inc. (a)(b).....................       1,631         16,636
Cognex Corp. (a)........................       1,325         24,499
Coherent, Inc. (a)(b)...................         759         24,258
Comverge, Inc. (b)......................         900         10,179
CTS Corp. (a)...........................       1,020          9,608
Daktronics, Inc. (a)....................       1,149          8,755
DTS Inc. (a)(b).........................         539         18,348
Echelon Corp. (a)(b)....................         997          8,943
Electro Rent Corp. (a)..................         638          8,377
Electro Scientific Industries,
  Inc. (a)(b)...........................         772          9,889
FARO Technologies, Inc. (a)(b)..........         452         11,639
ICx Technologies, Inc. (a)(b)...........         370          2,579
Insight Enterprises, Inc. (b)...........       1,603         23,019
IPG Photonics Corp. (a)(b)..............         840         12,432
L-1 Identity Solutions, Inc. (a)(b).....       2,883         25,745
Littelfuse, Inc. (a)(b).................         747         28,393
Maxwell Technologies, Inc. (a)(b).......         788          9,763
Mercury Computer System, Inc. (b).......         900         12,348
Methode Electronics, Inc. (Class A).....       1,144         11,326
MTS Systems Corp. ......................         518         15,038
Multi-Fineline Electronix, Inc. (a)(b)..         274          7,058
National Instruments Corp. (a)..........       2,100         70,035
Newport Corp. (a)(b)....................       1,105         13,813
OSI Systems, Inc. (a)(b)................         491         13,773
Park Electrochemical Corp. (a)..........         570         16,382
Plexus Corp. (a)(b).....................       1,293         46,587
Power-One, Inc. (a)(b)..................       2,423         10,225
Rofin-Sinar Technologies, Inc. (a)(b)...         988         22,349
Rogers Corp. (a)(b).....................         517         14,998
Sanmina-SCI Corp. (a)(b)................       2,584         42,636
Scansource, Inc. (a)(b).................         870         25,039
Smart Modular Technologies (WWH),
  Inc. (a)(b)...........................       1,649         12,714
SYNNEX Corp. (a)(b).....................         651         19,244
Tech Data Corp. (b).....................       1,665         69,763

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Technitrol, Inc. .......................       1,200   $      6,336
TTM Technologies, Inc. (a)(b)...........       1,501         13,329
Universal Display Corp. (a)(b)..........         977         11,499
Vishay Intertechnology, Inc. (a)(b).....       5,828         59,620
X-Rite, Inc. (a)(b).....................       1,600          4,848
                                                       ------------
                                                            941,184
                                                       ------------
ENERGY EQUIPMENT & SERVICES -- 2.3%
Allis-Chalmers Energy, Inc. (a)(b)......       1,009          3,572
Atwood Oceanics, Inc. (b)...............       1,852         64,135
Basic Energy Services, Inc. (a)(b)......         724          5,582
Bristow Group, Inc. (a)(b)..............       1,142         43,088
Bronco Drilling Co., Inc. (a)(b)........         850          3,995
Cal Dive International, Inc. (a)(b).....       3,153         23,111
CARBO Ceramics, Inc. (a)................         746         46,506
Complete Production Services,
  Inc. (a)(b)...........................       1,989         22,973
Dawson Geophysical Co. (a)(b)...........         227          6,637
Dresser-Rand Group, Inc. (b)............       2,796         87,850
Dril-Quip, Inc. (a)(b)..................       1,082         65,829
Exterran Holdings, Inc. (a)(b)..........       2,108         50,950
Global Industries, Ltd. (a)(b)..........       3,268         20,981
Gulf Island Fabrication, Inc. (a).......         372          8,091
Gulfmark Offshore, Inc. (Class
  A) (a)(b).............................         876         23,258
Helix Energy Solutions Group,
  Inc. (a)(b)...........................       3,107         40,484
Hercules Offshore, Inc. (a)(b)..........       3,851         16,598
Hornbeck Offshore Services,
  Inc. (a)(b)...........................         815         15,135
ION Geophysical Corp. (a)(b)............       3,135         15,424
Key Energy Services, Inc. (a)(b)........       4,063         38,802
Lufkin Industries, Inc. ................         484         38,309
Matrix Service Co. (a)(b)...............         806          8,673
Newpark Resources, Inc. (a)(b)..........       2,687         14,107
Oil States International, Inc. (a)(b)...       1,681         76,216
OYO Geospace Corp. (b)..................         200          9,562
Parker Drilling Co. (a)(b)..............       3,820         18,833
PHI, Inc. (non-voting) (a)(b)...........         417          8,832
Pioneer Drilling Co. (a)(b).............       1,479         10,412
RPC, Inc. (a)...........................         985         10,963
SEACOR Holdings, Inc. (a)(b)............         628         50,654
Seahawk Drilling, Inc. (a)(b)...........         384          7,238
Superior Energy Services, Inc. (b)......       2,563         53,874
Superior Well Services, Inc. (a)(b).....         969         12,965
T-3 Energy Services, Inc. (b)...........         381          9,357
Tesco Corp. (b).........................       1,030         12,020
Tetra Technologies, Inc. (a)(b).........       2,453         29,976
Unit Corp. (a)(b).......................       1,560         65,957
Willbros Group, Inc. (a)(b).............       1,400         16,814
                                                       ------------
                                                          1,057,763
                                                       ------------
FOOD & STAPLES RETAILING -- 0.8%
Arden Group, Inc. (Class A) (a).........          37          3,932
BJ's Wholesale Club, Inc. (a)(b)........       1,809         66,915
Casey's General Stores, Inc. (a)........       1,745         54,793
Great Atlantic & Pacific Tea
  Co. (a)(b)............................       1,065          8,169
Ingles Markets, Inc. (a)................         359          5,396
Nash Finch Co. (a)......................         389         13,090
Pantry, Inc. (b)........................         696          8,693
PriceSmart, Inc. .......................         639         14,857
Rite Aid Corp. (a)(b)...................      21,191         31,787
Ruddick Corp. (a).......................       1,376         43,537
Spartan Stores, Inc. (a)................         670          9,661
Susser Holdings Corp. (a)(b)............         363          3,067
The Andersons, Inc. (a).................         648         21,695
United Natural Foods, Inc. (a)(b).......       1,285         36,147
Village Super Market, Inc. (Class
  A) (a)................................         172          4,821
Weis Markets, Inc. (a)..................         464         16,871
Winn-Dixie Stores, Inc. (a)(b)..........       1,784         22,282
                                                       ------------
                                                            365,713
                                                       ------------
FOOD PRODUCTS -- 1.4%
Alico, Inc. ............................         112          2,828
American Italian Pasta Co. (a)(b).......         679         26,393
B&G Foods, Inc. (a).....................       1,655         17,344
Cal-Maine Foods, Inc. (a)...............         443         15,013
Calavo Growers, Inc. (a)................         405          7,387
Chiquita Brands International,
  Inc. (a)(b)...........................       1,421         22,352
Corn Products International, Inc. (a)...       2,443         84,674
Darling International, Inc. (a)(b)......       2,678         23,995
Del Monte Foods Co. ....................       6,773         98,886
Diamond Foods, Inc. (a).................         744         31,278
Dole Food Co., Inc. (b).................       1,156         13,699
Farmer Brothers Co. (a).................         189          3,542
Fresh Del Monte Produce, Inc. (a)(b)....       1,333         26,993
Hain Celestial Group, Inc. (a)(b).......       1,306         22,659
J&J Snack Foods Corp. (a)...............         462         20,083
Lancaster Colony Corp. (a)..............         664         39,149
Lance, Inc. ............................       1,038         24,009
Pilgrim's Pride Corp. (b)...............       1,539         16,375
Sanderson Farms, Inc. (a)...............         564         30,236
Seneca Foods Corp. (a)(b)...............         300          8,736
Smart Balance, Inc. (a)(b)..............       2,085         13,511
Tootsie Roll Industries, Inc. (a).......         779         21,048
TreeHouse Foods, Inc. (b)...............       1,217         53,390
                                                       ------------
                                                            623,580
                                                       ------------
GAS UTILITIES -- 0.9%
Chesapeake Utilities Corp. .............         349         10,400
Laclede Group, Inc. (a).................         675         22,761
New Jersey Resources Corp. (a)..........       1,363         51,194
Nicor, Inc. (a).........................       1,554         65,144
Northwest Natural Gas Co. (a)...........         863         40,216
Piedmont Natural Gas Co., Inc. (a)......       2,400         66,192
South Jersey Industries, Inc. (a).......       1,059         44,467
Southwest Gas Corp. ....................       1,543         46,167
WGL Holdings, Inc. (a)..................       1,725         59,771
                                                       ------------
                                                            406,312
                                                       ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.9%
Abaxis, Inc. (a)(b).....................         751         20,420
ABIOMED, Inc. (a)(b)....................       1,019         10,526
Accuray, Inc. (a)(b)....................       1,912         11,644
AGA Medical Holdings, Inc. (a)(b).......         446          7,247
Align Technology, Inc. (a)(b)...........       2,561         49,530
Alphatec Holdings, Inc. (a)(b)..........       1,500          9,555

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
American Medical Systems Holdings,
  Inc. (a)(b)...........................       2,578   $     47,899
Analogic Corp. (a)......................         398         17,007
AngioDynamics, Inc. (a)(b)..............         783         12,230
Arthrocare Corp. (b)....................         731         21,725
Atrion Corp. ...........................          50          7,152
Cantel Medical Corp. ...................         441          8,754
Conceptus, Inc. (a)(b)..................         805         16,068
CONMED Corp. (a)(b).....................         970         23,096
CryoLife, Inc. (a)(b)...................         807          5,221
Cyberonics, Inc. (a)(b).................         910         17,436
DexCom, Inc. (a)(b).....................       1,568         15,257
Electro-Optical Sciences, Inc. (b)......         900          6,678
ev3, Inc. (a)(b)........................       2,376         37,683
Greatbatch, Inc. (a)(b).................         700         14,833
Haemonetics Corp. (a)(b)................         826         47,206
Hill-Rom Holdings, Inc. (a).............       2,188         59,535
ICU Medical, Inc. (a)(b)................         425         14,641
Immucor, Inc. (b).......................       2,368         53,020
Insulet Corp. (a)(b)....................         996         15,030
Integra LifeSciences Holdings
  Corp. (a)(b)..........................         700         30,681
Invacare Corp. .........................       1,067         28,318
IRIS International, Inc. (a)(b).........         622          6,351
Kensey Nash Corp. (a)(b)................         471         11,111
MAKO Surgical Corp. (a)(b)..............         833         11,229
Masimo Corp. (a)........................       1,702         45,188
Meridian Bioscience, Inc. (a)...........       1,320         26,888
Merit Medical Systems, Inc. (b).........         863         13,161
Micrus Endovascular Corp. (b)...........         500          9,860
Natus Medical, Inc. (a)(b)..............         985         15,671
Neogen Corp. (a)(b).....................         738         18,524
NuVasive, Inc. (a)(b)...................       1,282         57,946
NxStage Medical, Inc. (a)(b)............         900         10,305
OraSure Technologies, Inc. (a)(b).......       1,536          9,108
Orthofix International NV (a)(b)........         509         18,517
Orthovita, Inc. (a)(b)..................       2,582         10,999
Palomar Medical Technologies,
  Inc. (a)(b)...........................         566          6,147
Quidel Corp. (a)(b).....................         870         12,650
RTI Biologics, Inc. (a)(b)..............       1,538          6,660
Sirona Dental Systems, Inc. (a)(b)......       1,414         53,774
SonoSite, Inc. (b)......................         521         16,729
Stereotaxis, Inc. (a)(b)................       1,600          8,016
STERIS Corp. (a)........................       1,841         61,968
SurModics, Inc. (a)(b)..................         482         10,093
Symmetry Medical, Inc. (a)(b)...........       1,000         10,040
Synovis Life Technologies, Inc. (a)(b)..         403          6,259
The Cooper Cos., Inc. (a)...............       1,574         61,197
Thoratec Corp. (a)(b)...................       1,882         62,953
TomoTherapy, Inc. (a)(b)................       1,604          5,470
Unilife Corp. (a)(b)....................       1,900         11,153
Volcano Corp. (a)(b)....................       1,430         34,549
West Pharmaceutical Services, Inc. (a)..       1,157         48,536
Wright Medical Group, Inc. (a)(b).......       1,244         22,106
Zoll Medical Corp. (a)(b)...............         736         19,401
                                                       ------------
                                                          1,330,951
                                                       ------------
HEALTH CARE PROVIDERS & SERVICES -- 3.9%
Air Methods Corp. (a)(b)................         331         11,254
Alliance HealthCare Services,
  Inc. (a)(b)...........................         859          4,828
Almost Family, Inc. (a)(b)..............         274         10,327
Amedisys, Inc. (a)(b)...................         982         54,226
AMERIGROUP Corp. (a)(b).................       1,681         55,876
AMN Healthcare Services, Inc. (a)(b)....       1,005          8,844
AmSurg Corp. (a)(b).....................         961         20,748
Assisted Living Concepts, Inc. (Class
  A) (a)(b).............................         317         10,410
athenahealth, Inc. (a)(b)...............       1,102         40,289
Bio-Reference Laboratories,
  Inc. (a)(b)...........................         401         17,632
BioScrip, Inc. (b)......................       1,500         11,970
Brookdale Senior Living, Inc. (a)(b)....       1,942         40,452
CardioNet, Inc. (a)(b)..................         728          5,569
Catalyst Health Solutions, Inc. (a)(b)..       1,274         52,718
Centene Corp. (a)(b)....................       1,655         39,786
Chemed Corp. (a)........................         729         39,643
Clarient, Inc. (a)(b)...................       1,684          4,412
Continucare Corp. (a)(b)................       1,400          5,180
Corvel Corp. (a)(b).....................         237          8,473
Cross Country Healthcare, Inc. (a)(b)...         858          8,674
Emdeon, Inc. (Class A) (a)(b)...........       1,442         23,822
Emergency Medical Services Corp. (Class
  A) (a)(b).............................         967         54,684
Emeritus Corp. (a)(b)...................         614         12,495
Genoptix, Inc. (a)(b)...................         534         18,952
Gentiva Health Services, Inc. (a)(b)....         960         27,149
Hanger Orthopedic Group, Inc. (b).......         974         17,707
Health Management Associates, Inc.
  (Class A) (b).........................       8,347         71,784
Health Net, Inc. (b)....................       3,540         88,040
HEALTHSOUTH Corp. (a)(b)................       3,115         58,250
Healthspring, Inc. (b)..................       1,771         31,170
Healthways, Inc. (a)(b).................       1,228         19,734
HMS Holdings Corp. (b)..................         924         47,115
inVentiv Health, Inc. (a)(b)............       1,147         25,762
IPC The Hospitalist Co. (a)(b)..........         471         16,537
Kindred Healthcare, Inc. (b)............       1,315         23,736
Landauer, Inc. (a)......................         382         24,914
LHC Group, Inc. (a)(b)..................         519         17,402
LifePoint Hospitals, Inc. (a)(b)........       1,801         66,241
Magellan Health Services, Inc. (b)......       1,224         53,220
Medcath Corp. (a)(b)....................         482          5,047
MEDNAX, Inc. (a)(b).....................       1,505         87,576
Molina Healthcare, Inc. (a)(b)..........         405         10,194
MWI Veterinary Supply, Inc. (b).........         356         14,382
National Healthcare Corp. (a)...........         270          9,553
Odyssey Healthcare, Inc. (b)............       1,050         19,015
Owens & Minor, Inc. (a).................       1,379         63,972
PharMerica Corp. (a)(b).................       1,006         18,329
PSS World Medical, Inc. (a)(b)..........       1,969         46,291
Psychiatric Solutions, Inc. (a)(b)......       1,818         54,176
RehabCare Group, Inc. (b)...............         770         20,998
Res-Care, Inc. (a)(b)...................         795          9,532
Select Medical Holdings Corp. (a)(b)....         889          7,503
Skilled Healthcare Group, Inc. (Class
  A) (a)(b).............................         608          3,751
Sun Healthcare Group, Inc. (a)(b).......       1,444         13,776

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Team Health Holdings, Inc. (b)..........         723   $     12,146
Tenet Healthcare Corp. (a)(b)...........      16,386         93,728
The Ensign Group, Inc. (a)..............         361          6,256
Triple-S Management Corp. (Class
  B) (b)................................         674         11,963
Universal American Financial
  Corp. (a)(b)..........................       1,347         20,744
VCA Antech, Inc. (a)(b).................       2,796         78,372
Virtual Radiologic Corp. (a)(b).........         215          2,365
WellCare Health Plans, Inc. (a)(b)......       1,381         41,154
                                                       ------------
                                                          1,800,848
                                                       ------------
HEALTH CARE TECHNOLOGY -- 0.4%
Allscripts-Misys Healthcare Solutions,
  Inc. (a)(b)...........................       2,050         40,098
Computer Programs and Systems,
  Inc. (a)..............................         350         13,678
Eclipsys Corp. (a)(b)...................       1,815         36,082
MedAssets, Inc. (a)(b)..................       1,506         31,626
Medidata Solutions, Inc. (b)............         742         11,279
MedQuist, Inc. (a)......................         372          2,905
Omnicell, Inc. (b)......................         979         13,735
Phase Forward, Inc. (b).................       1,410         18,429
                                                       ------------
                                                            167,832
                                                       ------------
HOTELS, RESTAURANTS & LEISURE -- 2.6%
AFC Enterprises, Inc. (a)(b)............         785          8,423
Ambassadors Group, Inc. (a).............         579          6,398
Ameristar Casinos, Inc. (a).............         707         12,882
Bally Technologies, Inc. (a)(b).........       1,795         72,769
BJ's Restaurants, Inc. (a)(b)...........         755         17,592
Bob Evans Farms, Inc. ..................       1,016         31,405
Boyd Gaming Corp. (a)(b)................       1,744         17,231
Brinker International, Inc. ............       3,514         67,750
Buffalo Wild Wings, Inc. (a)(b).........         656         31,560
California Pizza Kitchen, Inc. (a)(b)...         748         12,559
CEC Entertainment, Inc. (b).............         815         31,043
Choice Hotels International, Inc. (a)...       1,045         36,376
Churchill Downs, Inc. (a)...............         310         11,625
CKE Restaurants, Inc. ..................       1,675         18,542
Cracker Barrel Old Country
  Store, Inc. ..........................         733         33,997
Denny's Corp. (a)(b)....................       3,301         12,676
DineEquity, Inc. (a)(b).................         564         22,295
Domino's Pizza, Inc. (b)................       1,575         21,483
Gaylord Entertainment Co. (a)(b)........       1,160         33,976
International Speedway Corp. (Class
  A) (a)................................         890         22,935
Interval Leisure Group, Inc. (a)(b).....       1,388         20,209
Isle of Capri Casinos, Inc. (a)(b)......         547          4,256
Jack in the Box, Inc. (a)(b)............       1,842         43,379
Krispy Kreme Doughnuts, Inc. (a)(b).....       1,709          6,870
Landry's Restaurants, Inc. (a)(b).......         296          5,304
Life Time Fitness, Inc. (a)(b)..........       1,373         38,581
Marcus Corp. (a)........................         656          8,521
Morgans Hotel Group Co. (a)(b)..........         824          5,282
Orient-Express Hotels, Ltd. (Class
  A) (b)................................       3,596         50,991
P F Chang's China Bistro, Inc. (a)(b)...         736         32,480
Panera Bread Co. (Class A) (a)(b).......       1,097         83,910
Papa John's International, Inc. (a)(b)..         726         18,665
Peet's Coffee & Tea, Inc. (a)(b)........         425         16,851
Pinnacle Entertainment, Inc. (a)(b).....       2,055         20,016
Red Robin Gourmet Burgers, Inc. (a)(b)..         445         10,876
Ruby Tuesday, Inc. (a)(b)...............       1,970         20,823
Scientific Games Corp. (Class
  A) (a)(b).............................       2,256         31,764
Shuffle Master, Inc. (a)(b).............       1,620         13,268
Sonic Corp. (a)(b)......................       2,002         22,122
Speedway Motorsports, Inc. (a)..........         423          6,603
Texas Roadhouse, Inc. (Class A) (a)(b)..       1,890         26,252
The Cheesecake Factory, Inc. (a)(b).....       1,980         53,579
The Steak N Shake Co. (b)...............          43         16,395
Vail Resorts, Inc. (a)(b)...............       1,252         50,193
WMS Industries, Inc. (a)(b).............       2,031         85,180
                                                       ------------
                                                          1,215,887
                                                       ------------
HOUSEHOLD DURABLES -- 1.4%
American Greetings Corp. (Class A) (a)..       1,166         24,299
Beazer Homes USA, Inc. (b)..............       2,300         10,442
Blyth, Inc. ............................         199          6,219
Brookfield Homes Corp. (a)(b)...........         307          2,683
Cavco Industries, Inc. (a)(b)...........         300         10,242
CSS Industries, Inc. (a)................         251          5,045
Ethan Allen Interiors, Inc. (a).........       1,024         21,125
Furniture Brands International,
  Inc. (a)(b)...........................       1,085          6,977
Helen of Troy, Ltd. (a)(b)..............         881         22,959
Hovnanian Enterprises, Inc. (Class
  A) (a)(b).............................       1,647          7,164
iRobot Corp. (a)(b).....................         587          8,899
Jarden Corp. ...........................       2,994         99,670
KB HOME (a).............................       2,625         43,969
La-Z-Boy, Inc. (a)(b)...................       1,720         21,569
M.D.C. Holdings, Inc. (a)...............       1,171         40,528
M/I Homes, Inc. (a)(b)..................         673          9,859
Meritage Homes Corp. (a)(b).............         970         20,370
National Presto Industries, Inc. (a)....         150         17,837
Ryland Group, Inc. (a)..................       1,398         31,371
Sealy Corp. (a)(b)......................       1,352          4,732
Skyline Corp. (a).......................         205          3,813
Standard Pacific Corp. (a)(b)...........       3,432         15,513
Tempur-Pedic International,
  Inc. (a)(b)...........................       2,344         70,695
Tupperware Brands Corp. ................       2,162        104,252
Universal Electronics, Inc. (b).........         500         11,170
                                                       ------------
                                                            621,402
                                                       ------------
HOUSEHOLD PRODUCTS -- 0.1%
Cellu Tissue Holdings, Inc. (b).........         400          3,992
Central Garden & Pet Co. (Class
  A) (a)(b).............................       2,144         19,639
WD-40 Co. (a)...........................         519         17,039
                                                       ------------
                                                             40,670
                                                       ------------
INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS -- 0.2%
Dynegy, Inc. (Class A) (a)(b)...........      19,800         24,948
Ormat Technologies, Inc. (a)............         590         16,603

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
RRI Energy, Inc. (a)(b).................      12,100   $     44,649
                                                       ------------
                                                             86,200
                                                       ------------
INDUSTRIAL CONGLOMERATES -- 0.3%
Carlisle Cos., Inc. (a).................       2,017         76,848
Otter Tail Corp. (a)....................       1,046         22,970
Raven Industries, Inc. (a)..............         543         16,013
Seaboard Corp. .........................          10         12,991
Standex International Corp. ............         374          9,638
Tredegar Corp. .........................         738         12,605
                                                       ------------
                                                            151,065
                                                       ------------
INSURANCE -- 3.2%
AMBAC Financial Group, Inc. (a)(b)......       8,772          4,884
American Equity Investment Life Holding
  Co. (a)...............................       2,056         21,896
American Physicians Capital, Inc. (a)...         330         10,544
AMERISAFE, Inc. (a)(b)..................         632         10,346
Amtrust Financial Services, Inc. (a)....         810         11,300
Argo Group International Holdings,
  Ltd. (a)..............................         999         32,557
Arthur J. Gallagher & Co. (a)...........       3,438         84,403
Aspen Insurance Holdings, Ltd. .........       2,590         74,696
Baldwin & Lyons, Inc. (Class B) (a).....         306          7,372
Citizens, Inc. (a)(b)...................       1,068          7,380
CNA Surety Corp. (a)(b).................         482          8,575
Conseco, Inc. (a)(b)....................       8,487         52,789
Crawford & Co. (Class B) (a)(b).........         762          3,101
Delphi Financial Group (a)..............       1,501         37,765
Donegal Group, Inc. (Class A) (a).......         398          5,775
eHealth, Inc. (a)(b)....................         747         11,765
EMC Insurance Group, Inc. (a)...........         210          4,729
Employers Holdings, Inc. (a)............       1,467         21,785
Endurance Specialty Holdings, Ltd. .....       1,760         65,384
Enstar Group, Ltd. (a)(b)...............         217         15,008
Erie Indemnity Co. (Class A) (a)........       1,105         47,659
FBL Financial Group, Inc. (Class A).....         393          9,621
First Mercury Financial Corp. (a).......         531          6,919
Flagstone Reinsurance Holdings,
  Ltd. (a)..............................       1,160         13,294
FPIC Insurance Group, Inc. (a)(b).......         355          9,624
Greenlight Capital Re, Ltd. (Class
  A) (a)(b).............................         988         26,360
Harleysville Group, Inc. (a)............         404         13,639
Hilltop Holdings, Inc. (a)(b)...........       1,458         17,132
Horace Mann Educators Corp. ............       1,394         20,994
Infinity Property & Casualty Corp. (a)..         442         20,084
Kansas City Life Insurance Co. (a)......         129          4,074
Maiden Holdings, Ltd. ..................       1,826         13,494
MBIA, Inc. (b)..........................       5,637         35,344
Meadowbrook Insurance Group, Inc. (a)...       1,942         15,342
Mercury General Corp. (a)...............         860         37,599
Montpelier Re Holdings, Ltd. (a)........       2,535         42,613
National Financial Partners
  Corp. (a)(b)..........................       1,419         20,008
National Interstate Corp. (a)...........         190          3,935
National Western Life Insurance Co.
  (Class A) (a).........................          70         12,905
Navigators Group, Inc. (a)(b)...........         452         17,777
OneBeacon Insurance Group, Ltd. (Class
  A) (a)................................         695         11,989
Platinum Underwriters Holdings,
  Ltd. (a)..............................       1,650         61,182
PMA Capital Corp. (Class A) (a)(b)......       1,116          6,852
Presidential Life Corp. (a).............         665          6,630
ProAssurance Corp. (a)(b)...............       1,096         64,160
Protective Life Corp. ..................       2,986         65,662
RLI Corp. (a)...........................         625         35,637
Safety Insurance Group, Inc. (a)........         524         19,739
Seabright Insurance Holdings (a)........         726          7,993
Selective Insurance Group, Inc. ........       1,730         28,718
StanCorp Financial Group, Inc. (a)......       1,618         77,065
State Auto Financial Corp. (a)..........         431          7,736
Stewart Information Services Corp. .....         515          7,107
Symetra Financial Corp. (b).............       1,082         14,261
The Phoenix Cos., Inc. (a)(b)...........       3,296          7,976
Tower Group, Inc. (a)...................       1,308         28,998
United America Indemnity, Ltd. (Class
  A) (a)(b).............................       1,023          9,790
United Fire & Casualty Co. .............         759         13,654
Unitrin, Inc. (a).......................       1,502         42,131
Universal Insurance Holdings, Inc. (a)..         900          4,554
Zenith National Insurance Corp. ........       1,216         46,597
                                                       ------------
                                                          1,448,902
                                                       ------------
INTERNET & CATALOG RETAIL -- 0.3%
1-800-FLOWERS.COM, Inc. (Class
  A) (a)(b).............................         710          1,782
Blue Nile, Inc. (a)(b)..................         461         25,364
drugstore.com, Inc. (a)(b)..............       2,700          9,639
Gaiam, Inc. (Class A) (a)...............         436          3,619
HSN, Inc. (a)(b)........................       1,373         40,421
NutriSystem, Inc. (a)...................         986         17,561
Orbitz Worldwide, Inc. (a)(b)...........       1,119          7,956
Overstock.com, Inc. (a)(b)..............         479          7,784
PetMed Express, Inc. (a)................         780         17,292
Shutterfly, Inc. (a)(b).................         640         15,418
Vitacost.com, Inc. (a)(b)...............         266          3,205
                                                       ------------
                                                            150,041
                                                       ------------
INTERNET SOFTWARE & SERVICES -- 1.6%
Ancestry.com, Inc. (b)..................         240          4,068
Archipelago Learning, Inc. (b)..........         239          3,485
Art Technology Group, Inc. (a)(b).......       5,130         22,623
comScore, Inc. (a)(b)...................         752         12,551
Constant Contact, Inc. (a)(b)...........         843         19,574
DealerTrack Holdings, Inc. (a)(b).......       1,167         19,932
Dice Holdings, Inc. (a)(b)..............         703          5,343
Digital River, Inc. (a)(b)..............       1,318         39,935
DivX, Inc. (a)(b).......................         862          6,172
EarthLink, Inc. (a).....................       3,369         28,771
GSI Commerce, Inc. (a)(b)...............       1,817         50,276
InfoSpace, Inc. (a)(b)..................       1,070         11,823
Internap Network Services Corp. (a)(b)..       1,494          8,366
Internet Brands, Inc. (Class A) (a)(b)..         920          8,482
Internet Capital Group, Inc. (a)(b).....       1,400         11,830
j2 Global Communications, Inc. (a)(b)...       1,439         33,673
Limelight Networks, Inc. (a)(b).........       1,216          4,451

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Liquidity Services, Inc. (a)(b).........         524   $      6,047
LivePerson, Inc. (b)....................       1,500         11,505
LogMeIn, Inc. (b).......................         469          9,704
LoopNet, Inc. (a)(b)....................       1,082         12,162
Marchex, Inc. (Class B) (a).............         792          4,047
ModusLink Global Solutions,
  Inc. (a)(b)...........................       1,444         12,173
Monster Worldwide, Inc. (a)(b)..........       4,161         69,114
Move, Inc. (a)(b).......................       4,539          9,487
NIC, Inc. (a)...........................       1,818         14,308
OpenTable, Inc. (a)(b)..................         495         18,874
Perficient, Inc. (a)(b).................         940         10,594
QuinStreet, Inc. (b)....................         236          4,014
Rackspace Hosting, Inc. (a)(b)..........       2,664         49,897
RealNetworks, Inc. (a)(b)...............       2,783         13,442
SAVVIS, Inc. (a)(b).....................       1,288         21,252
Stamps.com, Inc. (a)(b).................         453          4,575
Switch & Data Facilities Co.,
  Inc. (a)(b)...........................         674         11,970
TechTarget, Inc. (a)(b).................         342          1,789
Terremark Worldwide, Inc. (a)(b)........       1,473         10,326
The Knot, Inc. (a)(b)...................         930          7,273
United Online, Inc. ....................       2,787         20,847
ValueClick, Inc. (a)(b).................       3,013         30,552
Vocus, Inc. (a)(b)......................         589         10,042
WebMD Health Corp. (a)(b)...............       1,545         71,657
                                                       ------------
                                                            727,006
                                                       ------------
IT SERVICES -- 1.8%
Acxiom Corp. (b)........................       2,740         49,156
CACI International, Inc. (Class A) (b)..       1,075         52,514
Cass Information Systems, Inc. (a)......         251          7,819
CIBER, Inc. (a)(b)......................       1,681          6,287
Convergys Corp. (a)(b)..................       3,964         48,599
CSG Systems International, Inc. (a)(b)..       1,272         26,661
CyberSource Corp. (a)(b)................       2,264         39,937
Echo Global Logistics, Inc. (a)(b)......         136          1,756
Euronet Worldwide, Inc. (a)(b)..........       1,517         27,958
ExlService Holdings, Inc. (b)...........         447          7,456
Forrester Research, Inc. (a)(b).........         454         13,652
Gartner, Inc. (b).......................       2,226         49,506
Global Cash Access Holdings, Inc. (b)...       1,192          9,739
Heartland Payment Systems, Inc. (a).....       1,317         24,496
iGate Corp. ............................         837          8,144
infoGROUP, Inc. (b).....................         977          7,621
Integral Systems Inc. (a)(b)............         521          5,017
Lionbridge Technologies, Inc. (a)(b)....       1,608          5,837
ManTech International Corp. (Class
  A) (b)................................         700         34,181
MAXIMUS, Inc. ..........................         646         39,361
MoneyGram International, Inc. (a)(b)....       2,477          9,437
NCI, Inc. (Class A) (a)(b)..............         225          6,802
NeuStar, Inc. (Class A) (a)(b)..........       2,598         65,470
RightNow Technologies, Inc. (a)(b)......         719         12,841
Sapient Corp. (a).......................       2,997         27,392
SRA International, Inc. (Class
  A) (a)(b).............................       1,400         29,106
Syntel, Inc. (a)........................         749         28,814
TeleTech Holdings, Inc. (b).............       1,119         19,112
TNS, Inc. (a)(b)........................         846         18,866
Unisys Corp. (b)........................       1,326         46,264
VeriFone Holdings, Inc. (a)(b)..........       2,577         52,081
Wright Express Corp. (b)................       1,317         39,668
                                                       ------------
                                                            821,550
                                                       ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.5%
Brunswick Corp. (a).....................       2,849         45,498
Callaway Golf Co. (a)...................       2,280         20,110
Eastman Kodak Co. (a)(b)................       8,784         50,859
JAKKS Pacific, Inc. (a)(b)..............         832         10,858
Leapfrog Enterprises, Inc. (a)(b).......       1,087          7,120
Marine Products Corp. (a)(b)............         434          2,604
Polaris Industries, Inc. (a)............       1,064         54,434
Pool Corp. (a)..........................       1,567         35,477
RC2 Corp. (b)...........................         757         11,332
Smith & Wesson Holding Corp. (a)(b).....       2,061          7,791
                                                       ------------
                                                            246,083
                                                       ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.7%
Affymetrix, Inc. (a)(b).................       2,314         16,985
Albany Molecular Research, Inc. (a)(b)..         683          5,703
Bio-Rad Laboratories, Inc. (Class
  A) (a)(b).............................         642         66,460
Bruker Corp. (b)........................       1,749         25,623
Cambrex Corp. (a)(b)....................         872          3,531
Dionex Corp. (a)(b).....................         614         45,915
Enzo Biochem, Inc. (a)(b)...............       1,170          7,043
eResearch Technology, Inc. (a)(b).......       1,653         11,422
Kendle International, Inc. (b)..........         410          7,167
Luminex Corp. (a)(b)....................       1,317         22,165
PAREXEL International Corp. (a)(b)......       1,909         44,499
Sequenom, Inc. (a)(b)...................       1,746         11,017
Varian, Inc. (a)(b).....................         965         49,968
                                                       ------------
                                                            317,498
                                                       ------------
MACHINERY -- 3.9%
3D Systems Corp. (b)....................         700          9,555
Actuant Corp. (Class A) (a).............       2,334         45,630
Albany International Corp. (Class
  A) (a)................................         877         18,882
Altra Holdings, Inc. (a)(b).............         804         11,039
American Railcar Industries, Inc. ......         264          3,210
Ampco-Pittsburgh Corp. (a)..............         253          6,279
Astec Industries, Inc. (a)(b)...........         523         15,146
Badger Meter, Inc. (a)..................         489         18,831
Barnes Group, Inc. (a)..................       1,546         30,070
Blount International, Inc. (a)(b).......       1,210         12,536
Briggs & Stratton Corp. (a).............       1,616         31,512
Cascade Corp. (a).......................         284          9,148
Chart Industries, Inc. (a)(b)...........         976         19,520
CIRCOR International, Inc. (a)..........         608         20,192
CLARCOR, Inc. ..........................       1,717         59,219
Colfax Corp. (a)(b).....................         818          9,628
Columbus McKinnon Corp. (a)(b)..........         577          9,157
Crane Co. ..............................       1,713         60,811
Dynamic Materials Corp. (a).............         382          5,967
Energy Recovery, Inc. (a)(b)............         949          5,979
EnPro Industries, Inc. (a)(b)...........         706         20,530

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
ESCO Technologies, Inc. (a).............         846   $     26,911
Federal Signal Corp. (a)................       1,457         13,128
Force Protection, Inc. (a)(b)...........       2,146         12,919
Freightcar America, Inc. (a)............         354          8,553
Gardner Denver, Inc. ...................       1,783         78,523
Graco, Inc. (a).........................       2,008         64,256
Graham Corp. (a)........................         304          5,469
IDEX Corp. .............................       2,662         88,112
John Bean Technologies Corp. (a)........         925         16,224
K-Tron International, Inc. (a)(b).......          78         11,698
Kaydon Corp. (a)........................       1,153         43,353
Kennametal, Inc. (a)....................       2,644         74,349
L.B. Foster Co. (a)(b)..................         325          9,389
Lindsay Corp. (a).......................         443         18,345
Middleby Corp. (a)(b)...................         678         39,046
Mueller Industries, Inc. ...............       1,210         32,416
Mueller Water Products, Inc. (Class A)..       4,998         23,890
NACCO Industries, Inc. .................         165         12,235
Nordson Corp. (a).......................       1,082         73,489
RBC Bearings, Inc. (a)(b)...............         764         24,349
Robbins & Myers, Inc. (a)...............         802         19,104
Sauer-Danfoss, Inc. (b).................         331          4,396
Snap-On, Inc. ..........................       1,899         82,303
Sun Hydraulics Corp. (a)................         365          9,483
Tecumseh Products Co. (Class A) (a)(b)..         479          5,877
Tennant Co. (a).........................         596         16,324
Terex Corp. (a)(b)......................       3,662         83,164
The Gorman-Rupp Co. ....................         437         11,117
The Greenbrier Cos., Inc. (a)(b)........         470          5,175
The Manitowoc Co., Inc. (a).............       4,269         55,497
The Timken Co. .........................       2,557         76,736
The Toro Co. ...........................       1,149         56,496
Titan International, Inc. (a)...........       1,047          9,140
Trinity Industries, Inc. (a)............       2,727         54,431
Valmont Industries, Inc. (a)............         683         56,573
WABCO Holdings, Inc. (b)................       2,234         66,841
Wabtec Corp. (a)........................       1,603         67,518
Watts Water Technologies, Inc. (a)......         969         30,097
                                                       ------------
                                                          1,809,767
                                                       ------------
MARINE -- 0.4%
Alexander & Baldwin, Inc. ..............       1,348         44,551
American Commercial Lines, Inc. (a)(b)..         292          7,329
Baltic Trading, Ltd. (b)................         700          9,485
Eagle Bulk Shipping, Inc. (a)(b)........       2,215         11,762
Excel Maritime Carriers, Ltd. (a)(b)....       1,623          9,787
Genco Shipping & Trading, Ltd. (a)(b)...         906         19,126
Horizon Lines, Inc. (Class A) (a).......         917          4,988
Kirby Corp. (a)(b)......................       1,775         67,716
                                                       ------------
                                                            174,744
                                                       ------------
MEDIA -- 1.9%
Arbitron, Inc. (a)......................         915         24,394
Ascent Media Corp. (Class A) (a)(b).....         470         12,807
Belo Corp. (a)..........................       3,264         22,260
Cinemark Holdings, Inc. ................       1,585         29,069
CKX, Inc. (a)(b)........................       2,006         12,297
Crown Media Holdings, Inc. (Class
  A) (a)(b).............................         285            547
Dex One Corp. (b).......................       1,768         49,363
Dolan Media Co. (a)(b)..................         897          9,750
Entercom Communications Corp. (Class
  A) (b)................................       1,000         11,890
Entravision Communications Corp. (Class
  A) (b)................................       2,200          6,072
Fisher Communications, Inc. (a)(b)......         181          2,552
Harte-Hanks, Inc. (a)...................       1,163         14,956
Journal Communications, Inc. (Class
  A) (b)................................       1,252          5,258
Knology, Inc. (a)(b)....................         997         13,400
Lamar Advertising Co. (Class A) (a)(b)..       1,933         66,399
Liberty Media Corp.- Interactive (Class
  A) (a)(b).............................       2,823        102,673
LIN TV Corp. (Class A) (b)..............       1,200          6,900
Live Nation, Inc. (a)(b)................       4,872         70,644
Madison Square Garden, Inc. (Class
  A) (b)................................       2,000         43,460
Martha Stewart Living Omnimedia, Inc.
  (Class A) (a)(b)......................         820          4,576
Mediacom Communications Corp. (Class
  A) (a)(b).............................       1,195          7,110
Meredith Corp. (a)......................       1,268         43,632
Morningstar, Inc. (a)(b)................         726         34,913
National CineMedia, Inc. (a)............       1,381         23,836
PRIMEDIA, Inc. (a)......................         565          1,944
RCN Corp. (b)...........................       1,126         16,980
Regal Entertainment Group (a)...........       2,539         44,610
Scholastic Corp. (a)....................         947         26,516
Sinclair Broadcast Group, Inc. (a)(b)...       1,515          7,696
SuperMedia, Inc. (a)(b).................         486         19,877
The E.W. Scripps Co. (Class A) (a)(b)...         924          7,808
The McClatchy Co. (Class A) (a)(b)......       2,200         10,802
The New York Times Co. (Class
  A) (a)(b).............................       3,160         35,171
Valassis Communications, Inc. (b).......       1,632         45,419
Value Line, Inc. (a)....................          21            485
Warner Music Group Corp. (a)(b).........       1,723         11,906
World Wrestling Entertainment, Inc.
  (Class A) (a).........................         953         16,487
                                                       ------------
                                                            864,459
                                                       ------------
METALS & MINING -- 1.8%
A.M. Castle & Co. (a)(b)................         537          7,024
AK Steel Holding Corp. .................       3,599         82,273
Allied Nevada Gold Corp. (a)(b).........       2,047         33,919
AMCOL International Corp. (a)...........         882         23,990
Brush Engineered Materials,
  Inc. (a)(b)...........................         617         13,926
Carpenter Technology Corp. .............       1,442         52,777
Century Aluminum Co. (a)(b).............       2,159         29,708
Coeur d'Alene Mines Corp. (a)(b)........       2,754         41,255
Commercial Metals Co. (a)...............       3,706         55,812
Compass Minerals International,
  Inc. (a)..............................       1,064         85,365
Haynes International, Inc. (a)..........         361         12,826

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Hecla Mining Co. (a)(b).................       7,946   $     43,465
Horsehead Holding Corp. (a)(b)..........       1,606         19,015
Kaiser Aluminum Corp. (a)...............         532         20,519
Olympic Steel, Inc. (a).................         287          9,371
Royal Gold, Inc. .......................       1,846         85,304
RTI International Metals, Inc. (a)(b)...       1,038         31,483
Schnitzer Steel Industries, Inc. (Class
  A) (a)................................         761         39,975
Stillwater Mining Co. (a)(b)............       1,646         21,365
Titanium Metals Corp. (a)(b)............       3,022         50,135
US Gold Corp. (a)(b)....................       3,023          8,162
Worthington Industries, Inc. (a)........       2,167         37,467
                                                       ------------
                                                            805,136
                                                       ------------
MULTI-UTILITIES -- 0.3%
Avista Corp. (a)........................       1,777         36,802
Black Hills Corp. (a)...................       1,263         38,332
CH Energy Group, Inc. (a)...............         517         21,114
NorthWestern Corp. .....................       1,175         31,502
                                                       ------------
                                                            127,750
                                                       ------------
MULTILINE RETAIL -- 0.5%
99 Cents Only Stores (a)(b).............       1,594         25,982
Big Lots, Inc. (a)(b)...................       2,852        103,870
Dillard's, Inc. (Class A) (a)...........       1,785         42,126
Fred's, Inc. (Class A) (a)..............       1,145         13,717
Retail Ventures, Inc. (a)(b)............         630          5,991
Saks, Inc. (a)(b).......................       4,551         39,139
                                                       ------------
                                                            230,825
                                                       ------------
OFFICE ELECTRONICS -- 0.1%
Zebra Technologies Corp. (Class
  A) (a)(b).............................       2,090         61,864
                                                       ------------
OIL, GAS & CONSUMABLE FUELS -- 3.3%
Alon USA Energy, Inc. (a)...............         363          2,632
American Oil & Gas, Inc. (a)(b).........       2,100         14,280
Apco Oil and Gas International,
  Inc. (a)..............................         280          7,577
Arena Resources, Inc. (a)(b)............       1,238         41,349
Atlas Energy, Inc. (a)(b)...............       2,647         82,375
ATP Oil & Gas Corp. (a)(b)..............       1,407         26,466
Berry Petroleum Co. (Class A) (a).......       1,527         43,000
Bill Barrett Corp. (a)(b)...............       1,086         33,351
BPZ Resources, Inc. (a)(b)..............       3,454         25,387
Brigham Exploration Co. (b).............       3,454         55,091
Carrizo Oil & Gas, Inc. (a)(b)..........         932         21,390
Cheniere Energy, Inc. (a)(b)............       1,725          5,330
Clayton Williams Energy, Inc. (a)(b)....         287         10,039
Clean Energy Fuels Corp. (a)(b).........       1,267         28,862
Cloud Peak Energy, Inc. (a)(b)..........       1,092         18,171
Comstock Resources, Inc. (a)(b).........       1,522         48,400
Contango Oil & Gas Co. (a)(b)...........         422         21,585
Crosstex Energy, Inc. (b)...............       1,390         12,079
Crude Carriers Corp. (b)................         500          8,515
CVR Energy, Inc. (a)(b).................       1,883         16,476
Delek US Holdings, Inc. (a).............         435          3,167
Delta Petroleum Corp. (a)(b)............       5,879          8,289
DHT Holdings, Inc. (a)..................       1,314          5,151
Energy Partners Ltd. (b)................       1,300         15,834
Frontier Oil Corp. (a)..................       3,554         47,979
Gastar Exploration, Ltd. (b)............       1,493          7,256
General Maritime Corp. (a)..............       1,727         12,417
GMX Resources, Inc. (a)(b)..............         977          8,031
Goodrich Petroleum Corp. (a)(b).........         820         12,825
Green Plains Renewable Energy,
  Inc. (b)..............................         700          9,989
Gulfport Energy Corp. (a)(b)............         808          9,082
Harvest Natural Resources, Inc. (b).....       1,053          7,929
Holly Corp. (a).........................       1,363         38,041
Houston American Energy Corp. (a).......         700         12,705
International Coal Group, Inc. (a)(b)...       4,222         19,295
Isramco, Inc. (a)(b)....................          43          2,819
James River Coal Co. (b)................         869         13,817
Kodiak Oil & Gas Corp. (a)(b)...........       4,400         15,004
Mariner Energy, Inc. (a)(b).............       3,350         50,150
McMoRan Exploration Co. (a)(b)..........       2,702         39,530
Northern Oil and Gas, Inc. (b)..........       1,400         22,190
Overseas Shipholding Group, Inc. (a)....         900         35,307
Patriot Coal Corp. (a)(b)...............       2,666         54,546
Penn Virginia Corp. (a).................       1,538         37,681
Petroleum Development Corp. (a)(b)......         582         13,485
Petroquest Energy, Inc. (a)(b)..........       1,831          9,210
Rentech, Inc. (a)(b)....................       6,528          6,724
Resolute Energy Corp. (a)(b)............       1,370         16,591
Rex Energy Corp. (a)(b).................       1,200         13,668
Rosetta Resources, Inc. (b).............       1,764         41,542
SandRidge Energy, Inc. (a)(b)...........       5,939         45,730
Ship Finance International, Ltd. (a)....       1,316         23,372
St. Mary Land & Exploration Co. ........       2,055         71,535
Stone Energy Corp. (a)(b)...............       1,511         26,820
Swift Energy Co. (a)(b).................       1,275         39,194
Teekay Corp. (a)........................       1,385         31,495
Tesoro Corp. (a)........................       4,800         66,720
USEC, Inc. (a)(b).......................       3,664         21,141
VAALCO Energy, Inc. (a).................       1,944          9,603
Venoco, Inc. (a)(b).....................         629          8,070
W & T Offshore, Inc. (a)................       1,173          9,853
Warren Resources, Inc. (a)(b)...........       1,858          4,682
Western Refining, Inc. (a)(b)...........       1,710          9,405
World Fuel Services Corp. (a)...........       2,061         54,905
                                                       ------------
                                                          1,535,134
                                                       ------------
PAPER & FOREST PRODUCTS -- 0.6%
Buckeye Technologies, Inc. (a)(b).......       1,359         17,776
Clearwater Paper Corp. (b)..............         442         21,768
Deltic Timber Corp. (a).................         447         19,690
Domtar Corp. (a)(b).....................       1,461         94,103
Glatfelter..............................       1,577         22,851
KapStone Paper and Packaging
  Corp. (a)(b)..........................       1,500         17,805
Louisiana-Pacific Corp. (a)(b)..........       4,084         36,960
Neenah Paper, Inc. .....................         439          6,954
Schweitzer-Mauduit International,
  Inc. (a)..............................         630         29,963
Wausau Paper Corp. (a)(b)...............       1,485         12,682
                                                       ------------
                                                            280,552
                                                       ------------
PERSONAL PRODUCTS -- 0.7%
Elizabeth Arden, Inc. (a)(b)............         810         14,580
Herbalife, Ltd. ........................       2,035         93,855

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Inter Parfums, Inc. (a).................         427   $      6,328
Medifast, Inc. (b)......................         500         12,565
NBTY, Inc. (a)(b).......................       1,994         95,672
Nu Skin Enterprises, Inc. (Class A).....       1,729         50,314
Prestige Brands Holdings, Inc. (b)......       1,507         13,563
Revlon, Inc. (a)(b).....................         452          6,712
USANA Health Sciences, Inc. (a)(b)......         244          7,664
                                                       ------------
                                                            301,253
                                                       ------------
PHARMACEUTICALS -- 1.1%
Acura Pharmaceuticals, Inc. (a)(b)......         316          1,703
Akorn, Inc. (a)(b)......................       1,570          2,402
Ardea Biosciences, Inc. (a)(b)..........         454          8,290
Auxilium Pharmaceuticals, Inc. (a)(b)...       1,634         50,915
Biodel, Inc. (a)(b).....................         444          1,896
BioMimetic Therapeutics, Inc. (b).......         600          7,890
Cadence Pharmaceuticals, Inc. (a)(b)....       1,041          9,504
Caraco Pharmaceutical Laboratories,
  Ltd. (a)(b)...........................         339          2,031
Cumberland Pharmaceuticals,
  Inc. (a)(b)...........................         458          4,823
Cypress Bioscience, Inc. (a)(b).........       1,273          6,238
Durect Corp. (a)(b).....................       2,603          7,835
Hi-Tech Pharmacal Co., Inc. (b).........         400          8,856
Impax Laboratories, Inc. (a)(b).........       1,842         32,935
Inspire Pharmaceuticals, Inc. (a)(b)....       2,053         12,811
Jazz Pharmaceuticals, Inc. (b)..........         500          5,450
MAP Pharmaceuticals, Inc. (a)(b)........         463          7,357
Medicis Pharmaceutical Corp. (Class
  A) (a)................................       2,060         51,830
Nektar Therapeutics (a)(b)..............       3,182         48,398
Obagi Medical Products, Inc. (a)(b).....         600          7,308
Optimer Pharmaceuticals, Inc. (a)(b)....       1,239         15,215
Pain Therapeutics, Inc. (a)(b)..........       1,033          6,477
Par Pharmaceutical Cos., Inc. (b).......       1,147         28,446
POZEN, Inc. (a)(b)......................         834          7,990
Questcor Pharmaceuticals, Inc. (a)(b)...       1,841         15,151
Salix Pharmaceuticals, Ltd. (a)(b)......       1,812         67,497
Santarus, Inc. (a)(b)...................       1,900         10,222
Sucampo Pharmaceuticals, Inc. (a)(b)....         225            803
The Medicines Co. (a)(b)................       1,714         13,438
ViroPharma, Inc. (a)(b).................       2,684         36,583
VIVUS, Inc. (a)(b)......................       2,563         22,349
XenoPort, Inc. (a)(b)...................       1,016          9,408
                                                       ------------
                                                            512,051
                                                       ------------
PROFESSIONAL SERVICES -- 0.8%
Acacia Research (b).....................       1,200         12,996
Administaff, Inc. (a)...................         692         14,767
Advisory Board Co. (a)(b)...............         556         17,514
CBIZ, Inc. (a)(b).......................       1,554         10,210
CDI Corp. ..............................         415          6,084
CoStar Group, Inc. (a)(b)...............         647         26,863
CRA International, Inc. (a)(b)..........         326          7,472
Exponent, Inc. (a)(b)...................         435         12,406
Heidrick & Struggles
  International, Inc. ..................         510         14,295
Hill International, Inc. (a)(b).........         894          5,212
Huron Consulting Group, Inc. (a)(b).....         691         14,027
ICF International, Inc. (a)(b)..........         449         11,153
Kelly Services, Inc. (Class A) (a)(b)...         830         13,828
Kforce, Inc. (a)(b).....................       1,120         17,035
Korn/Ferry International (a)(b).........       1,592         28,099
Mistras Group, Inc. (a)(b)..............         254          2,538
Navigant Consulting, Inc. (b)...........       1,596         19,360
On Assignment, Inc. (b).................       1,400          9,982
Resources Connection, Inc. (b)..........       1,610         30,864
School Specialty, Inc. (a)(b)...........         498         11,310
SFN Group, Inc. (b).....................       1,627         13,032
The Corporate Executive Board Co. (a)...       1,156         30,738
TrueBlue, Inc. (a)(b)...................       1,530         23,715
Volt Information Sciences, Inc. (a)(b)..         372          3,798
VSE Corp. (a)...........................         200          8,232
                                                       ------------
                                                            365,530
                                                       ------------
REAL ESTATE INVESTMENT TRUSTS -- 7.9%
Acadia Realty Trust (a).................       1,258         22,468
Alexander's, Inc. (a)(b)................          88         26,323
Alexandria Real Estate Equities,
  Inc. (a)..............................       1,523        102,955
American Campus Communities, Inc. (a)...       1,726         47,741
American Capital Agency Corp. (a).......         611         15,642
Anworth Mortgage Asset Corp. (a)........       3,645         24,567
Apartment Investment & Management Co.
  (Class A) (a).........................       4,033         74,248
Ashford Hospitality Trust (a)(b)........       2,228         15,975
Associated Estates Realty Corp. ........         800         11,032
BioMed Realty Trust, Inc. (a)...........       3,390         56,071
Brandywine Realty Trust (a).............       4,454         54,383
BRE Properties, Inc. (a)................       1,885         67,389
Camden Property Trust (a)...............       2,166         90,171
Caplease, Inc. (a)......................       1,408          7,814
Capstead Mortgage Corp. (a).............       2,404         28,752
CBL & Associates Properties, Inc. (a)...       4,685         64,184
Cedar Shopping Centers, Inc. (a)........       1,909         15,100
Chimera Investment Corp. (a)............      21,413         83,297
Cogdell Spencer, Inc. ..................       1,600         11,840
Colonial Properties Trust (a)...........       2,252         29,006
Colony Financial, Inc. (a)..............         578         11,560
Corporate Office Properties Trust (a)...       1,930         77,451
Cousins Properties, Inc. (a)............       3,198         26,575
CreXus Investment Corp. (a).............         381          5,094
Cypress Sharpridge Investments, Inc. ...         700          9,366
DCT Industrial Trust, Inc. (a)..........       6,723         35,161
Developers Diversified Realty
  Corp. (a).............................       6,412         78,034
DiamondRock Hospitality Co. (a)(b)......       4,029         40,733
Douglas Emmett, Inc. (a)................       4,202         64,585
Duke Realty Corp. ......................       7,658         94,959
DuPont Fabros Technology, Inc. .........       1,353         29,211
EastGroup Properties, Inc. (a)..........         874         32,985
Education Realty Trust, Inc. (a)........       1,687          9,683
Entertainment Properties Trust..........       1,419         58,363
Equity Lifestyle Properties, Inc. (a)...       1,007         54,257
Equity One, Inc. .......................       1,498         28,297
Essex Property Trust, Inc. (a)..........       1,016         91,389
Extra Space Storage, Inc. (a)...........       2,829         35,872
FelCor Lodging Trust, Inc. (a)(b).......       1,928         10,990
First Industrial Realty Trust,
  Inc. (a)(b)...........................       1,873         14,534

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
First Potomac Realty Trust (a)..........       1,069   $     16,067
Franklin Street Properties Corp. (a)....       2,334         33,680
Getty Realty Corp. (a)..................         547         12,800
Glimcher Realty Trust (a)...............       2,600         13,182
Government Properties Income Trust......         625         16,256
Hatteras Financial Corp. (a)............       1,178         30,357
Healthcare Realty Trust, Inc. (a).......       1,919         44,694
Hersha Hospitality Trust................       3,800         19,684
Highwoods Properties, Inc. (a)..........       2,425         76,945
Home Properties, Inc. (a)...............       1,163         54,428
Hospitality Properties Trust............       4,217        100,997
HRPT Properties Trust (a)...............       8,580         66,752
Inland Real Estate Corp. (a)............       2,401         21,969
Invesco Mortgage Capital, Inc. (a)......         486         11,178
Investors Real Estate Trust (a).........       2,408         21,720
iStar Financial, Inc. (a)(b)............       3,172         14,559
Kilroy Realty Corp. (a).................       1,404         43,299
Kite Realty Group Trust (a).............       2,160         10,217
LaSalle Hotel Properties (a)............       2,416         56,293
Lexington Realty Trust (a)..............       3,265         21,255
LTC Properties, Inc. (a)................         736         19,916
Mack-Cali Realty Corp. (a)..............       2,651         93,448
Medical Properties Trust, Inc. (a)......       2,666         27,940
MFA Financial, Inc. ....................       9,600         70,656
Mid-America Apartment Communities,
  Inc. (a)..............................       1,026         53,137
National Health Investors, Inc. (a).....         745         28,876
National Retail Properties, Inc. (a)....       2,779         63,445
NorthStar Realty Finance Corp. (a)......       2,615         11,009
OMEGA Healthcare Investors, Inc. (a)....       2,886         56,248
Parkway Properties, Inc. (a)............         649         12,188
Pebblebrook Hotel Trust (b).............         608         12,786
Pennsylvania Real Estate Investment
  Trust (a).............................       1,635         20,388
Pennymac Mortgage Investment
  Trust (a)(b)..........................         530          8,803
Post Properties, Inc. (a)...............       1,684         37,082
Potlatch Corp. (a)......................       1,289         45,167
PS Business Parks, Inc. ................         603         32,200
Ramco-Gershenson Properties Trust (a)...       1,031         11,609
Redwood Trust, Inc. (a).................       2,263         34,895
Saul Centers, Inc. .....................         303         12,544
Senior Housing Properties Trust (a).....       4,372         96,840
Sovran Self Storage, Inc. (a)...........         971         33,849
Starwood Property Trust, Inc. ..........       1,544         29,799
Sun Communities, Inc. (a)...............         514         12,953
Sunstone Hotel Investors, Inc. (a)(b)...       3,427         38,280
Tanger Factory Outlet Centers,
  Inc. (a)..............................       1,397         60,295
Taubman Centers, Inc. (a)...............       1,742         69,541
The Macerich Co. (a)....................          48          1,857
U-Store-It Trust (a)....................       2,575         18,540
UDR, Inc. (a)...........................       5,204         91,799
Universal Health Realty Income Trust....         338         11,945
Urstadt Biddle Properties...............         104          1,479
Urstadt Biddle Properties (Class
  A) (a)................................         583          9,217
Walter Investment Management Corp. (a)..         828         13,248
Washington Real Estate Investment
  Trust (a).............................       2,041         62,353
Weingarten Realty Investors (a).........       4,038         87,059
Winthrop Realty Trust...................         700          8,428
                                                       ------------
                                                          3,644,208
                                                       ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.4%
Avatar Holdings, Inc. (a)(b)............         283          6,153
Forest City Enterprises, Inc. (Class
  A) (a)(b).............................       4,136         59,600
Forestar Real Estate Group,
  Inc. (a)(b)...........................       1,230         23,222
Jones Lang LaSalle, Inc. (a)............       1,421        103,577
Tejon Ranch Co. (a)(b)..................         391         11,933
                                                       ------------
                                                            204,485
                                                       ------------
ROAD & RAIL -- 1.0%
AMERCO, Inc. (a)(b).....................         189         10,261
Arkansas Best Corp. (a).................         754         22,530
Avis Budget Group, Inc. (a)(b)..........       3,303         37,984
Celadon Group, Inc. (b).................         800         11,152
Con-way, Inc. (a).......................       1,600         56,192
Dollar Thrifty Automotive Group,
  Inc. (b)..............................         897         28,821
Genesee & Wyoming, Inc. (Class
  A) (a)(b).............................       1,300         44,356
Heartland Express, Inc. (a).............       1,758         29,007
Knight Transportation, Inc. (a).........       2,061         43,466
Landstar Systems, Inc. .................       1,704         71,534
Marten Transport, Ltd. (a)(b)...........         460          9,067
Old Dominion Freight Line, Inc. (a)(b)..         995         33,223
Patriot Transportation Holding,
  Inc. (a)(b)...........................          59          4,984
RailAmerica, Inc. (a)(b)................         714          8,425
Universal Truckload Services,
  Inc. (a)(b)...........................         212          3,727
Werner Enterprises, Inc. (a)............       1,674         38,787
                                                       ------------
                                                            453,516
                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 4.2%
Actel Corp. (b).........................         777         10,761
Advanced Analogic Technologies,
  Inc. (a)(b)...........................       1,346          4,698
Advanced Energy Industries, Inc. (b)....       1,011         16,742
Amkor Technology, Inc. (a)(b)...........       3,740         26,442
Anadigics, Inc. (a)(b)..................       1,907          9,268
Applied Micro Circuits Corp. (a)(b).....       2,171         18,736
Atheros Communications, Inc. (a)(b).....       2,378         92,052
Atmel Corp. (a)(b)......................      13,774         69,283
ATMI, Inc. (a)(b).......................       1,054         20,353
Brooks Automation, Inc. (a)(b)..........       2,215         19,536
Cabot Microelectronics Corp. (a)(b).....         772         29,205
Cavium Networks, Inc. (b)...............       1,211         30,105
CEVA, Inc. (a)(b).......................         800          9,328
Cirrus Logic, Inc. (a)(b)...............       1,773         14,875
Cohu, Inc. (a)..........................         651          8,964
Conexant Systems, Inc. (b)..............       3,000         10,200
Cymer, Inc. (a)(b)......................         937         34,950

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Cypress Semiconductor Corp. (a)(b)......       5,162   $     59,363
Diodes, Inc. (a)(b).....................       1,059         23,722
DSP Group, Inc. (a)(b)..................         714          5,948
Entegris, Inc. (a)(b)...................       4,272         21,531
Entropic Communications, Inc. (a)(b)....       2,100         10,668
Exar Corp. (a)(b).......................       1,157          8,157
Fairchild Semiconductor International,
  Inc. (a)(b)...........................       4,343         46,253
FEI Co. (a)(b)..........................       1,219         27,927
Formfactor, Inc. (a)(b).................       1,597         28,363
Hittite Microwave Corp. (a)(b)..........         630         27,701
Integrated Device Technology, Inc. (b)..       5,733         35,143
International Rectifier Corp. (a)(b)....       2,365         54,159
Intersil Corp. (Class A)................       4,192         61,874
IXYS Corp. (a)(b).......................         753          6,431
Kopin Corp. (a)(b)......................       2,600          9,620
Kulicke & Soffa Industries,
  Inc. (a)(b)...........................       2,370         17,183
Lattice Semiconductor Corp. (b).........       3,412         12,522
LTX-Credence Corp. (a)(b)...............       5,300         16,059
Micrel, Inc. ...........................       1,455         15,510
Microsemi Corp. (a)(b)..................       2,844         49,315
MKS Instruments, Inc. (b)...............       1,428         27,975
Monolithic Power Systems, Inc. (a)(b)...       1,152         25,690
Netlogic Microsystems, Inc. (a)(b)......       1,828         53,798
Novellus Systems, Inc. (a)(b)...........       3,229         80,725
OmniVision Technologies, Inc. (a)(b)....       1,702         29,240
Pericom Semiconductor Corp. (b).........       1,000         10,710
PMC-Sierra, Inc. (a)(b).................       7,772         69,326
Power Integrations, Inc. (a)............         877         36,132
Rambus, Inc. (a)(b).....................       3,477         75,972
RF Micro Devices, Inc. (a)(b)...........       8,340         41,533
Rubicon Technology, Inc. (a)(b).........         412          8,322
Rudolph Technologies, Inc. (b)..........       1,200         10,284
Semtech Corp. (a)(b)....................       2,108         36,742
Sigma Designs, Inc. (a)(b)..............       1,103         12,938
Silicon Image, Inc. (a)(b)..............       2,225          6,720
Silicon Laboratories, Inc. (a)(b).......       1,540         73,412
Silicon Storage Technology,
  Inc. (a)(b)...........................       2,642          8,032
Skyworks Solutions, Inc. (a)(b).........       5,801         90,496
Standard Microsystems Corp. (a)(b)......         683         15,900
Supertex, Inc. (a)(b)...................         379          9,699
Techwell, Inc. (a)(b)...................         700         13,090
Teradyne, Inc. (a)(b)...................       5,966         66,640
Tessera Technologies, Inc. (a)(b).......       1,614         32,732
Trident Microsystems, Inc. (a)(b).......       1,848          3,216
TriQuint Semiconductor, Inc. (a)(b).....       5,046         35,322
Ultratech, Inc. (a)(b)..................         684          9,302
Veeco Instruments, Inc. (a)(b)..........       1,275         55,463
Volterra Semiconductor Corp. (a)(b).....         861         21,611
Zoran Corp. (a)(b)......................       1,861         20,024
                                                       ------------
                                                          1,943,993
                                                       ------------
SOFTWARE -- 4.0%
ACI Worldwide, Inc. (a)(b)..............       1,127         23,228
Actuate Corp. (b).......................       1,700          9,503
Advent Software, Inc. (a)(b)............         451         20,182
ArcSight, Inc. (a)(b)...................         962         27,080
Ariba, Inc. (a)(b)......................       3,120         40,092
Aspen Technology, Inc. (a)(b)...........       2,272         23,288
Blackbaud, Inc. (a).....................       1,434         36,123
Blackboard, Inc. (a)(b).................       1,043         43,451
Bottomline Technologies, Inc. (a)(b)....         806         13,565
Cadence Design Systems, Inc. (a)(b).....       9,056         60,313
Commvault Systems, Inc. (b).............       1,287         27,478
Compuware Corp. (a)(b)..................       7,718         64,831
Concur Technologies, Inc. (a)(b)........       1,435         58,849
Deltek, Inc. (a)(b).....................       1,217          9,298
DemandTec, Inc. (a)(b)..................         614          4,267
Ebix, Inc. (a)(b).......................         964         15,395
Epicor Software Corp. (a)(b)............       1,580         15,105
EPIQ Systems, Inc. (a)(b)...............       1,036         12,878
Fair Isaac Corp. (a)....................       1,587         40,215
FalconStor Software, Inc. (a)(b)........       1,096          3,814
Fortinet, Inc. (a)(b)...................         475          8,351
Informatica Corp. (a)(b)................       3,098         83,212
Interactive Intelligence, Inc. (b)......         500          9,345
Jack Henry & Associates, Inc. (a).......       2,769         66,622
JDA Software Group, Inc. (b)............       1,350         37,557
Kenexa Corp. (a)(b).....................         599          8,236
Lawson Software, Inc. (a)(b)............       4,804         31,754
Manhattan Associates, Inc. (a)(b).......         722         18,397
Mentor Graphics Corp. (a)(b)............       3,107         24,918
MICROS Systems, Inc. (b)................       2,752         90,486
MicroStrategy, Inc. (b).................         288         24,500
Monotype Imaging Holdings, Inc. (a)(b)..         695          6,762
Netscout Systems, Inc. (a)(b)...........       1,123         16,609
NetSuite, Inc. (a)(b)...................         797         11,588
Novell, Inc. (a)(b).....................      11,464         68,669
OPNET Technologies, Inc. ...............         473          7,625
Parametric Technology Corp. (b).........       3,984         71,911
Pegasystems, Inc. (a)...................         569         21,053
Progress Software Corp. (b).............       1,342         42,179
Quality Systems, Inc. ..................         589         36,188
Quest Software, Inc. (a)(b).............       2,213         39,369
Radiant Systems, Inc. (a)(b)............         848         12,101
Renaissance Learning, Inc. (a)..........         221          3,587
Rosetta Stone, Inc. (b).................         316          7,515
S1 Corp. (b)............................       1,517          8,950
Smith Micro Software, Inc. (b)..........       1,046          9,247
Solarwinds, Inc. (a)(b).................         992         21,487
Solera Holdings, Inc. ..................       2,292         88,586
Sonic Solutions (a)(b)..................       1,100         10,307
SonicWALL, Inc. (b).....................       1,695         14,730
Sourcefire, Inc. (a)(b).................         775         17,786
SuccessFactors, Inc. (a)(b).............       1,992         37,928
Symyx Technologies, Inc. (a)(b).........       1,041          4,674
Synchronoss Technologies, Inc. (a)(b)...         566         10,963
Take-Two Interactive Software,
  Inc. (b)..............................       2,964         29,195
Taleo Corp. (Class A) (a)(b)............       1,299         33,657
TeleCommunication Systems, Inc. (Class
  A) (a)(b).............................       1,233          9,038
THQ, Inc. (a)(b)........................       2,038         14,286
TIBCO Software, Inc. (b)................       5,765         62,204
TiVo, Inc. (a)(b).......................       3,695         63,258
Tyler Technologies, Inc. (a)(b).........       1,120         20,989
Ultimate Software Group, Inc. (a)(b)....         846         27,876

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Vasco Data Security
  International (a)(b)..................         866   $      7,145
Websense, Inc. (a)(b)...................       1,305         29,715
                                                       ------------
                                                          1,819,510
                                                       ------------
SPECIALTY RETAIL -- 4.4%
Aaron's, Inc. (a).......................       1,669         55,644
Aeropostale, Inc. (a)(b)................       3,401         98,051
America's Car-Mart, Inc. (b)............         400          9,648
AnnTaylor Stores Corp. (a)(b)...........       1,892         39,164
Asbury Automotive Group, Inc. (b).......         960         12,768
Barnes & Noble, Inc. (a)................       1,245         26,917
Bebe Stores, Inc. ......................       1,299         11,561
Big 5 Sporting Goods Corp. (a)..........         571          8,691
Brown Shoe Co., Inc. (a)................       1,387         21,471
Cabela's, Inc. (a)(b)...................       1,439         25,168
Charming Shoppes, Inc. (a)(b)...........       3,561         19,443
Chico's FAS, Inc. (a)...................       6,025         86,880
Christopher & Banks Corp. (a)...........       1,057          8,456
Citi Trends, Inc. (b)...................         512         16,609
Coldwater Creek, Inc. (a)(b)............       1,781         12,360
Collective Brands, Inc. (a)(b)..........       2,143         48,732
Conn's, Inc. (a)(b).....................         342          2,678
Dick's Sporting Goods, Inc. (a)(b)......       2,939         76,737
DSW, Inc. (Class A) (a)(b)..............         437         11,157
Foot Locker, Inc. ......................       5,321         80,028
Genesco, Inc. (a)(b)....................         807         25,025
Group 1 Automotive, Inc. (a)(b).........         818         26,061
Gymboree Corp. (a)(b)...................         973         50,236
Haverty Furniture Cos., Inc. (a)........         700         11,424
hhgregg, Inc. (a)(b)....................         732         18,476
Hibbett Sports, Inc. (a)(b).............         939         24,020
Hot Topic, Inc. (a).....................       1,371          8,911
J. Crew Group, Inc. (a)(b)..............       1,760         80,784
Jo-Ann Stores, Inc. (a)(b)..............         863         36,229
Jos. A. Bank Clothiers, Inc. (a)(b).....         600         32,790
Kirkland's, Inc. (b)....................         500         10,500
Lumber Liquidators Holdings,
  Inc. (a)(b)...........................         508         13,548
MarineMax, Inc. (b).....................         900          9,684
Monro Muffler Brake, Inc. (a)...........         638         22,815
New York & Co., Inc. (b)................         808          3,870
Office Depot, Inc. (a)(b)...............       9,340         74,533
OfficeMax, Inc. (a)(b)..................       2,498         41,017
Pacific Sunwear of California,
  Inc. (a)(b)...........................       2,062         10,949
Penske Automotive Group, Inc. (a)(b)....       1,449         20,895
Pier 1 Imports, Inc. (a)(b).............       3,700         23,569
RadioShack Corp. (a)....................       4,134         93,552
Rent-A-Center, Inc. (a)(b)..............       2,298         54,348
Rue21, Inc. (a)(b)......................         242          8,390
Sally Beauty Holdings, Inc. (a)(b)......       3,386         30,203
Select Comfort Corp. (a)(b).............       2,000         15,940
Shoe Carnival, Inc. (b).................         400          9,144
Signet Jewelers, Ltd. (a)(b)............       2,934         94,886
Sonic Automotive, Inc. (Class
  A) (a)(b).............................       1,163         12,793
Stage Stores, Inc. (a)..................       1,176         18,099
Stein Mart, Inc. (a)(b).................         912          8,235
Systemax, Inc. (a)......................         116          2,522
The Buckle, Inc. (a)....................         909         33,415
The Cato Corp. (Class A) (a)............         912         19,553
The Children's Place Retail Stores,
  Inc. (a)(b)...........................         615         27,398
The Dress Barn, Inc. (a)(b).............       2,155         56,375
The Finish Line, Inc. (Class A).........       1,705         27,826
The Men's Wearhouse, Inc. ..............       1,530         36,628
The Pep Boys -- Manny, Moe & Jack (a)...       1,614         16,221
The Talbots, Inc. (a)(b)................         690          8,942
The Wet Seal, Inc. (Class A) (a)(b).....       3,059         14,561
Tractor Supply Co. (a)..................       1,253         72,737
Ulta Salon Cosmetics & Fragrance,
  Inc. (a)(b)...........................       1,196         27,054
Vitamin Shoppe, Inc. (a)(b).............         293          6,578
Williams-Sonoma, Inc. (a)...............       3,298         86,704
Zumiez, Inc. (a)(b).....................         614         12,581
                                                       ------------
                                                          2,012,184
                                                       ------------
TEXTILES, APPAREL & LUXURY GOODS -- 2.1%
American Apparel, Inc. (a)(b)...........       1,027          3,112
Carter's, Inc. (a)(b)...................       2,040         61,506
Columbia Sportswear Co. (a).............         552         28,997
Crocs, Inc. (a)(b)......................       2,466         21,627
Deckers Outdoor Corp. (a)(b)............         429         59,202
Fossil, Inc. (a)(b).....................       1,544         58,270
G-III Apparel Group, Ltd. (b)...........         600         16,536
Hanesbrands, Inc. (a)(b)................       3,206         89,191
Iconix Brand Group, Inc. (a)(b).........       2,368         36,372
Jones Apparel Group, Inc. (a)...........       2,783         52,933
K-Swiss, Inc. (Class A) (a)(b)..........         789          8,253
Kenneth Cole Productions, Inc. (Class
  A) (a)(b).............................         247          3,164
Liz Claiborne, Inc. (a)(b)..............       3,277         24,348
Maidenform Brands, Inc. (b).............         761         16,628
Movado Group, Inc. (a)(b)...............         542          6,114
Oxford Industries, Inc. (a).............         424          8,620
Perry Ellis International, Inc. (b).....         400          9,060
Phillips-Van Heusen Corp. (a)...........       1,695         97,225
Quiksilver, Inc. (a)(b).................       4,636         21,928
Skechers USA, Inc. (a)(b)...............       1,070         38,862
Steven Madden, Ltd. (a)(b)..............         557         27,182
The Timberland Co. (Class A) (b)........       1,468         31,327
The Warnaco Group, Inc. (b).............       1,511         72,090
True Religion Apparel, Inc. (a)(b)......         804         24,409
Under Armour, Inc. (Class A) (a)(b).....       1,256         36,939
UniFirst Corp. (a)......................         520         26,780
Volcom, Inc. (a)(b).....................         567         11,068
Weyco Group, Inc. (a)...................         252          5,927
Wolverine World Wide, Inc. .............       1,754         51,147
                                                       ------------
                                                            948,817
                                                       ------------
THRIFTS & MORTGAGE FINANCE -- 1.5%
Astoria Financial Corp. (a).............       2,864         41,528
Bank Mutual Corp. (a)...................       1,458          9,477
BankFinancial Corp. (a).................         686          6,291
Beneficial Mutual Bancorp, Inc. (a)(b)..       1,122         10,637
Berkshire Hills Bancorp, Inc. (a).......         419          7,680
Brookline Bancorp, Inc. (a).............       1,936         20,599
Clifton Savings Bancorp, Inc. (a).......         335          3,106

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Dime Community Bancshares (a)...........         971   $     12,264
Doral Financial Corp. (b)...............         181            780
ESSA Bancorp, Inc. (a)..................         461          5,781
Federal National Mortgage
  Association (a)(b)....................      38,507         40,432
First Financial Holdings, Inc. (a)......         599          9,021
First Financial Northwest, Inc. (a).....         492          3,360
First Niagara Financial Group, Inc. ....       6,468         91,975
Flagstar Bancorp, Inc. (a)(b)...........       4,852          2,911
Flushing Financial Corp. ...............         865         10,951
Freddie Mac (a)(b)......................      21,184         26,904
Kearny Financial Corp. (a)..............         655          6,832
Meridian Interstate Bancorp,
  Inc. (a)(b)...........................         386          4,014
MGIC Investment Corp. (a)(b)............       4,077         44,725
NewAlliance Bancshares, Inc. (a)........       3,247         40,977
Northwest Bancshares, Inc. (a)..........       1,344         15,779
Ocwen Financial Corp. (a)(b)............       2,402         26,638
Oritani Financial Corp. (a).............         322          5,175
Provident Financial Services, Inc. (a)..       1,850         22,015
Provident New York Bancorp (a)..........       1,144         10,845
Radian Group, Inc. (a)..................       2,838         44,386
Rockville Financial, Inc. (a)...........         312          3,803
Roma Financial Corp. (a)................         240          3,010
The PMI Group, Inc. (a)(b)..............       2,420         13,116
TrustCo Bank Corp. NY (a)...............       2,532         15,622
United Financial Bancorp, Inc. (a)......         563          7,871
ViewPoint Financial Group (a)...........         344          5,576
Washington Federal, Inc. ...............       3,709         75,367
Westfield Financial, Inc. (a)...........         996          9,153
WSFS Financial Corp. (a)................         290         11,310
                                                       ------------
                                                            669,911
                                                       ------------
TOBACCO -- 0.2%
Alliance One International,
  Inc. (a)(b)...........................       2,676         13,621
Universal Corp. (a).....................         824         43,416
Vector Group, Ltd. (a)..................       1,462         22,559
                                                       ------------
                                                             79,596
                                                       ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.8%
Aceto Corp. (a).........................         854          5,158
Aircastle, Ltd. (a).....................       1,352         12,803
Applied Industrial Technologies,
  Inc. (a)..............................       1,272         31,609
Beacon Roofing Supply, Inc. (a)(b)......       1,475         28,217
GATX Corp. (a)..........................       1,312         37,589
H&E Equipment Services, Inc. (a)(b).....         814          8,775
Houston Wire & Cable Co. ...............         700          8,106
Interline Brands, Inc. (b)..............       1,114         21,322
Kaman Corp. (Class A)...................         866         21,659
Lawson Products, Inc. (a)...............         129          1,995
RSC Holdings, Inc. (a)(b)...............       1,480         11,781
Rush Enterprises, Inc. (Class A) (b)....         989         13,065
TAL International Group, Inc. (a).......         354          7,073
Textainer Group Holdings, Ltd. (a)......         547         11,788
Titan Machinery, Inc. (a)(b)............         498          6,817
United Rentals, Inc. (a)(b).............       2,023         18,976
Watsco, Inc. ...........................         918         52,216
WESCO International, Inc. (a)(b)........       1,437         49,878
                                                       ------------
                                                            348,827
                                                       ------------
WATER UTILITIES -- 0.2%
American States Water Co. (a)...........         648         22,486
California Water Service Group (a)......         630         23,694
Connecticut Water Service, Inc. (a).....         288          6,702
Middlesex Water Co. (a).................         436          7,434
SJW Corp. (a)...........................         394         10,015
                                                       ------------
                                                             70,331
                                                       ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
ICO Global Communications Holdings,
  Ltd. (a)(b)...........................       4,101          4,921
Leap Wireless International,
  Inc. (a)(b)...........................       2,000         32,720
NTELOS Holdings Corp. ..................         952         16,936
Shenandoah Telecommunications Co. (a)...         776         14,589
Syniverse Holdings, Inc. (a)(b).........       2,226         43,340
USA Mobility, Inc. (a)(b)...............         688          8,717
                                                       ------------
                                                            121,223
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $41,905,472)....................                 45,803,188
                                                       ------------
SHORT TERM INVESTMENTS -- 28.8%
MONEY MARKET FUNDS -- 28.8%
State Street Institutional Liquid
  Reserves Fund (d).....................      36,226         36,226
State Street Navigator Securities
  Lending Prime Portfolio (d)(e)........  13,184,336     13,184,336
                                                       ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $13,220,562)....................                 13,220,562
                                                       ------------
TOTAL INVESTMENTS -- 128.6% (F)
  (Cost $55,126,034)....................                 59,023,750
OTHER ASSETS AND
  LIABILITIES -- (28.6)%................                (13,140,577)
                                                       ------------
NET ASSETS -- 100.0%....................               $ 45,883,173
                                                       ============





(a) Security, or portion thereof, was on loan at March 31, 2010.
(b)  Non-income producing security.
(c) Security is valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Teton Advisors, Inc. Value is determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments.)
(d)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(e)  Investments of cash collateral for securities loaned.
(f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR DOW JONES SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 2.3%
AAR Corp. (a)...........................       7,907   $    196,252
Aerovironment, Inc. (a).................       2,927         76,424
American Science & Engineering, Inc. ...       1,812        135,755
Argon ST, Inc. (a)......................       2,618         69,665
BE Aerospace, Inc. (a)(b)...............      20,490        623,920
Ceradyne, Inc. (a)......................       5,310        120,484
DigitalGlobe, Inc. (a)(b)...............       5,969        166,834
DynCorp International, Inc. (a).........       4,955         56,933
GeoEye, Inc. (a)........................       3,916        115,522
Heico Corp. (Class A)...................       4,064        161,259
Hexcel Corp. (a)(b).....................      20,985        303,023
Ladish Co., Inc. (a)(b).................       2,899         58,444
Moog, Inc. (Class A) (a)(b).............       9,057        320,799
Orbital Sciences Corp. (a)..............      11,659        221,638
Stanley, Inc. (a).......................       3,592        101,618
Taser International, Inc. (a)(b)........      12,664         74,211
Teledyne Technologies, Inc. (a).........       7,857        324,258
TransDigm Group, Inc. ..................       7,999        424,267
                                                       ------------
                                                          3,551,306
                                                       ------------
AIR FREIGHT & LOGISTICS -- 0.5%
Forward Air Corp. (b)...................       5,920        155,696
HUB Group, Inc. (Class A) (a)...........       7,729        216,257
UTI Worldwide, Inc. ....................      21,664        331,893
                                                       ------------
                                                            703,846
                                                       ------------
AIRLINES -- 1.1%
AirTran Holdings, Inc. (a)(b)...........      27,910        141,783
Allegiant Travel Co. (a)(b).............       2,781        160,909
Continental Airlines, Inc. (Class
  B) (a)(b).............................      29,632        651,015
Hawaiian Holdings, Inc. (a)(b)..........      10,597         78,100
JetBlue Airways Corp. (a)...............      53,447        298,234
US Airways Group, Inc. (a)(b)...........      35,246        259,058
                                                       ------------
                                                          1,589,099
                                                       ------------
AUTO COMPONENTS -- 0.6%
ArvinMeritor, Inc. (a)(b)...............      18,410        245,773
Drew Industries, Inc. (a)...............       3,769         82,993
Exide Technologies (a)(b)...............       9,638         55,419
Fuel Systems Solutions, Inc. (a)(b).....       2,682         85,717
Modine Manufacturing Co. (a)(b).........      10,499        118,009
Tenneco, Inc. (a)(b)....................      12,930        305,794
                                                       ------------
                                                            893,705
                                                       ------------
BEVERAGES -- 0.4%
Boston Beer Co., Inc. (Class A) (a)(b)..       2,067        108,021
Central European Distribution
  Corp. (a)(b)..........................      13,258        464,163
National Beverage Corp. (b).............       2,867         31,881
                                                       ------------
                                                            604,065
                                                       ------------
BIOTECHNOLOGY -- 4.5%
Abraxis BioScience, Inc. (a)............       1,173         60,703
Acorda Therapeutics, Inc. (a)(b)........       8,257        282,389
Affymax, Inc. (a)(b)....................       2,544         59,606
Alkermes, Inc. (a)(b)...................      20,795        269,711
Allos Therapeutics, Inc. (a)(b).........      16,168        120,128
Alnylam Pharmaceuticals, Inc. (a)(b)....       7,250        123,395
AMAG Pharmaceuticals, Inc. (a)(b).......       4,240        148,018
Arena Pharmaceuticals, Inc. (a)(b)......      18,779         58,215
Ariad Pharmaceuticals, Inc. (a)(b)......      21,384         72,706
Array BioPharma, Inc. (a)(b)............       8,907         24,405
Aveo Pharmaceuticals, Inc. (a)..........       2,758         24,822
BioCryst Pharmaceuticals, Inc. (a)(b)...       6,301         41,398
BioMarin Pharmaceutical, Inc. (a)(b)....      21,552        503,670
Celera Corp. (a)(b).....................      16,458        116,852
Cepheid, Inc. (a)(b)....................      11,776        205,844
Cubist Pharmaceuticals, Inc. (a)(b).....      12,582        283,598
Cytori Therapeutics, Inc. (a)(b)........       8,103         36,950
Dyax Corp. (a)(b).......................      16,962         57,840
Emergent Biosolutions, Inc. (a)(b)......       3,167         53,174
Enzon Pharmaceuticals, Inc. (a)(b)......       8,130         82,763
Exelixis, Inc. (a)(b)...................      22,403        135,986
Facet Biotech Corp. (a)(b)..............       5,651        152,521
Genomic Health, Inc. (a)(b).............       3,121         54,898
GenVec, Inc. (a)(b).....................      28,278         22,057
Geron Corp. (a)(b)......................      18,708        106,261
GTX, Inc. (a)(b)........................       2,836          9,472
Halozyme Therapeutics, Inc. (a)(b)......      16,226        129,646
Immunogen, Inc. (a)(b)..................      11,409         92,299
Immunomedics, Inc. (a)(b)...............      16,438         54,574
Incyte Corp. (a)(b).....................      22,936        320,187
InterMune, Inc. (a).....................       9,618        428,674
Ironwood Pharmaceuticals, Inc. (a)(b)...       2,864         38,721
Isis Pharmaceuticals, Inc. (a)(b).......      18,930        206,716
Lexicon Pharmaceuticals, Inc. (a)(b)....      44,013         65,139
MannKind Corp. (a)(b)...................      12,790         83,902
Martek Biosciences Corp. (a)(b).........       6,685        150,479
Maxygen, Inc. (a)(b)....................       5,546         36,437
Medivation, Inc. (a)(b).................       6,675         70,021
Metabolix, Inc. (a)(b)..................       4,612         56,174
Micromet, Inc. (a)(b)...................      16,738        135,243
Momenta Pharmaceuticals, Inc. (a)(b)....       8,158        122,125
NPS Pharmaceuticals, Inc. (a)(b)........      10,492         52,880
Onyx Pharmaceuticals, Inc. (a)..........      13,463        407,660
Opko Health, Inc. (a)(b)................      24,917         49,336
Orexigen Therapeutics, Inc. (a)(b)......       6,523         38,420
Osiris Therapeutics, Inc. (a)(b)........       3,517         26,026
Pharmacyclics, Inc. (a)(b)..............       8,936         55,761
Pharmasset, Inc. (a)(b).................       5,569        149,249
Progenics Pharmaceuticals, Inc. (a)(b)..       5,288         28,185
Regeneron Pharmaceuticals, Inc. (a)(b)..      13,626        360,953
Sangamo Biosciences, Inc. (a)(b)........       7,275         39,431
Seattle Genetics, Inc. (a)(b)...........      17,929        214,072
SIGA Technologies, Inc. (a)(b)..........       5,848         38,772
Synta Pharmaceuticals Corp. (a).........       3,654         15,749
Targacept, Inc. (a)(b)..................       3,398         66,805
Theravance, Inc. (a)(b).................      12,590        167,699
Zymogenetics, Inc. (a)..................      10,113         57,948
                                                       ------------
                                                          6,866,665
                                                       ------------
BUILDING PRODUCTS -- 0.4%
AAON, Inc. (b)..........................       2,922         66,096
Simpson Manufacturing Co., Inc. (b).....       7,730        214,585
Trex Co., Inc. (a)(b)...................       2,875         61,209

SPDR DOW JONES SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
USG Corp. (a)(b)........................      14,746   $    253,041
                                                       ------------
                                                            594,931
                                                       ------------
CAPITAL MARKETS -- 1.6%
Cohen & Steers, Inc. (b)................       4,154        103,684
Cowen Group, Inc. (Class A) (a).........       8,520         48,223
Duff & Phelps Corp. (Class A) (b).......       4,864         81,423
Epoch Holding Corp. (b).................       3,795         42,846
GFI Group, Inc. (b).....................      13,205         76,325
GLG Partners, Inc. (a)..................      38,903        119,432
Greenhill & Co., Inc. ..................       5,647        463,562
International Assets Holding Corp. (a)..       3,391         50,763
KBW, Inc. (a)...........................       7,110        191,259
Knight Capital Group, Inc. (Class
  A) (a)(b).............................      20,262        308,996
MF Global Holdings Ltd. (a)(b)..........      19,895        160,553
optionsXpress Holdings, Inc. (a)(b).....       9,220        150,194
Penson Worldwide, Inc. (a)(b)...........       4,038         40,663
Pzena Investment Management, Inc. (Class
  A) (a)(b).............................       1,143          8,721
Riskmetrics Group, Inc. (a)(b)..........       6,266        141,674
Stifel Financial Corp. (a)(b)...........       6,518        350,342
TradeStation Group, Inc. (a)(b).........       6,494         45,523
Westwood Holdings Group, Inc. (b).......       1,265         46,552
                                                       ------------
                                                          2,430,735
                                                       ------------
CHEMICALS -- 1.0%
American Vanguard Corp. (b).............       5,420         44,173
Balchem Corp. ..........................       5,731        141,269
Calgon Carbon Corp. (a)(b)..............      12,374        211,843
Kraton Performance Polymers,
  Inc. (a)(b)...........................       2,669         47,668
LSB Industries, Inc. (a)(b).............       3,586         54,651
PolyOne Corp. (a).......................      18,021        184,535
Rockwood Holdings, Inc. (a).............      11,100        295,482
STR Holdings, Inc. (a)(b)...............       2,531         59,479
W.R. Grace & Co. (a)....................      13,056        362,435
Zoltek Cos., Inc. (a)(b)................       5,421         52,258
                                                       ------------
                                                          1,453,793
                                                       ------------
COMMERCIAL BANKS -- 1.7%
CapitalSource, Inc. ....................      56,686        316,875
Centerstate Banks, Inc. (b).............       5,654         69,261
East West Bancorp, Inc. (b).............      23,881        416,007
First Citizens BancShares, Inc.
  (Class A).............................       1,274        253,220
Investors Bancorp, Inc. (a).............      10,503        138,640
Nara Bancorp, Inc. (a)(b)...............       6,667         58,403
Orrstown Financial Services, Inc. ......       1,169         29,658
Pinnacle Financial Partners,
  Inc. (a)(b)...........................       6,461         97,626
PrivateBancorp, Inc. (b)................      14,869        203,705
Signature Bank (a)......................       8,848        327,818
Sterling Financial Corp. (a)(b).........      10,319          5,882
SVB Financial Group (a)(b)..............       8,859        413,361
Texas Capital Bancshares, Inc. (a)(b)...       7,202        136,766
Western Alliance Bancorp (a)............      12,952         73,697
                                                       ------------
                                                          2,540,919
                                                       ------------
COMMERCIAL SERVICES & SUPPLIES -- 1.6%
American Reprographics Co. (a)..........       7,843         70,352
Cenveo, Inc. (a)(b).....................      11,851        102,630
Clean Harbors, Inc. (a)(b)..............       4,740        263,354
EnergySolutions, Inc. ..................      15,922        102,378
EnerNOC, Inc. (a)(b)....................       3,505        104,028
Fuel Tech, Inc. (a).....................       3,622         29,048
Innerworkings, Inc. (a)(b)..............       7,101         36,925
Interface, Inc. (Class A) (b)...........      11,173        129,383
KAR Auction Services, Inc. (a)..........       4,977         74,954
Knoll, Inc. (b).........................       9,504        106,920
M&F Worldwide Corp. (a)(b)..............       2,472         75,643
Metalico, Inc. (a)......................       6,968         41,738
Mobile Mini, Inc. (a)(b)................       7,179        111,203
Protection One, Inc. (a)................       3,279         37,512
RINO International Corp. (a)(b).........       2,191         51,992
Rollins, Inc. (b).......................      11,323        245,483
Schawk, Inc. (b)........................       2,490         45,144
Standard Parking Corp. (a)(b)...........       1,690         27,750
Sykes Enterprises, Inc. (a)(b)..........       7,896        180,345
Team, Inc. (a)(b).......................       3,863         64,087
Tetra Tech, Inc. (a)....................      13,180        303,667
The Geo Group, Inc. (a)(b)..............      10,453        207,179
                                                       ------------
                                                          2,411,715
                                                       ------------
COMMUNICATIONS EQUIPMENT -- 4.5%
Acme Packet, Inc. (a)...................       6,717        129,504
ADC Telecommunications, Inc. (a)(b).....      19,620        143,422
Airvana, Inc. (a)(b)....................       6,341         48,572
Anaren, Inc. (a)........................       3,042         43,318
Arris Group, Inc. (a)(b)................      26,999        324,258
Aruba Networks, Inc. (a)(b).............      13,652        186,486
Aviat Networks, Inc. (a)(b).............      12,128         80,409
Bel Fuse, Inc. (Class B) (b)............       2,168         43,685
BigBand Networks, Inc. (a)(b)...........       8,619         30,425
Blue Coat Systems, Inc. (a)(b)..........       8,193        254,311
CIENA Corp. (a)(b)......................      19,862        302,697
CommScope, Inc. (a).....................      20,167        565,079
Comtech Telecommunications
  Corp. (a)(b)..........................       5,715        182,823
DG Fastchannel, Inc. (a)(b).............       3,868        123,583
Digi International, Inc. (a)............       5,090         54,158
EchoStar Corp. (Class A) (a)............       8,205        166,397
Finisar Corp. (a)(b)....................      14,218        223,365
Harmonic, Inc. (a)......................      19,020        120,016
Hughes Communications, Inc. (a)(b)......       1,915         53,333
Infinera Corp. (a)(b)...................      19,979        170,221
InterDigital, Inc. (a)(b)...............       9,573        266,704
Ixia (a)(b).............................       7,012         65,001
JDS Uniphase Corp. (a)..................      47,052        589,562
Loral Space & Communications,
  Inc. (a)(b)...........................       2,347         82,427
Netgear, Inc. (a).......................       7,603        198,438
Oclaro, Inc. (a)........................      42,808        117,722
Oplink Communications, Inc. (a).........       4,834         89,622
OpNext, Inc. (a)(b).....................      11,732         27,688
Palm, Inc. (a)(b).......................      36,933        138,868
Plantronics, Inc. (b)...................      10,615        332,037
Polycom, Inc. (a)(b)....................      17,944        548,727
Riverbed Technology, Inc. (a)(b)........      12,327        350,087
SeaChange International, Inc. (a)(b)....       6,462         46,397
ShoreTel, Inc. (a)(b)...................       3,427         22,652

SPDR DOW JONES SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Sonus Networks, Inc. (a)(b).............      46,172   $    120,509
Sycamore Networks, Inc. ................       3,910         78,630
Tekelec (a)(b)..........................      13,541        245,905
ViaSat, Inc. (a)(b).....................       7,041        243,689
                                                       ------------
                                                          6,810,727
                                                       ------------
COMPUTERS & PERIPHERALS -- 1.2%
3PAR, Inc. (a)(b).......................       6,729         67,290
Compellent Technologies, Inc. (a)(b)....       3,302         57,950
Hypercom Corp. (a)(b)...................      11,327         43,722
Intermec, Inc. (a)(b)...................       9,818        139,219
Intevac, Inc. (a).......................       4,831         66,764
Isilon Systems, Inc. (a)(b).............       4,981         42,886
Netezza Corp. (a)(b)....................      11,018        140,920
Novatel Wireless, Inc. (a)(b)...........       5,923         39,862
QLogic Corp. (a)(b).....................      24,791        503,257
Quantum Corp. (a)(b)....................      44,677        117,501
Silicon Graphics International
  Corp. (a)(b)..........................       5,617         60,046
STEC, Inc. (a)(b).......................       7,303         87,490
Stratasys, Inc. (a).....................       4,570        111,417
Super Micro Computer, Inc. (a)..........       5,453         94,228
Synaptics, Inc. (a)(b)..................       6,909        190,758
                                                       ------------
                                                          1,763,310
                                                       ------------
CONSTRUCTION & ENGINEERING -- 0.7%
EMCOR Group, Inc. (a)...................      14,223        350,312
Furmanite Corp. (a)(b)..................       7,040         36,537
Great Lakes Dredge & Dock Corp. (b).....       8,467         44,452
Insituform Technologies, Inc. (a).......       8,449        224,828
Layne Christensen Co. (a)(b)............       4,104        109,618
Mastec, Inc. (a)(b).....................       9,903        124,877
MYR Group, Inc. (a)(b)..................       3,799         61,962
Orion Marine Group, Inc. (a)(b).........       5,216         94,149
Sterling Construction Co., Inc. (a)(b)..       2,934         46,122
                                                       ------------
                                                          1,092,857
                                                       ------------
CONSTRUCTION MATERIALS -- 0.1%
Headwaters, Inc. (a)....................      14,291         65,596
United States Lime & Minerals,
  Inc. (a)(b)...........................         612         23,666
                                                       ------------
                                                             89,262
                                                       ------------
CONSUMER FINANCE -- 0.3%
Cardtronics, Inc. (a)...................       3,092         38,866
CompuCredit Holdings Corp. (b)..........       8,103         41,811
Ezcorp, Inc. (a)(b).....................       9,101        187,481
First Cash Financial Services,
  Inc. (a)..............................       5,489        118,398
                                                       ------------
                                                            386,556
                                                       ------------
CONTAINERS & PACKAGING -- 0.1%
Boise, Inc. (a).........................       9,242         56,654
Bway Holding Co. (a)(b).................       2,351         47,255
Graphic Packaging Holding Co. (a)(b)....      15,228         54,973
                                                       ------------
                                                            158,882
                                                       ------------
DISTRIBUTORS -- 0.4%
LKQ Corp. (a)...........................      30,097        610,969
                                                       ------------
DIVERSIFIED CONSUMER SERVICES -- 1.8%
American Public Education, Inc. (a)(b)..       3,731        173,865
Bridgepoint Education, Inc. (a)(b)......       3,794         93,257
Brink's Home Security Holdings,
  Inc. (a)..............................       9,912        421,756
Capella Education Co. (a)(b)............       3,191        296,252
Coinstar, Inc. (a)(b)...................       6,346        206,245
Corinthian Colleges, Inc. (a)(b)........      19,010        334,386
Grand Canyon Education, Inc. (a)(b).....       3,335         87,177
K12, Inc. (a)(b)........................       6,685        148,474
Lincoln Educational Services
  Corp. (a)(b)..........................       1,947         49,259
Matthews International Corp. (Class
  A) (b)................................       6,205        220,278
Sotheby's (b)...........................      14,593        453,696
Spectrum Group International,
  Inc. (a)(b)...........................         344            636
Steiner Leisure, Ltd. (a)(b)............       2,798        124,007
Universal Technical Institute,
  Inc. (a)..............................       5,331        121,653
                                                       ------------
                                                          2,730,941
                                                       ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.3%
Interactive Brokers Group, Inc. (Class
  A) (a)(b).............................       8,257        133,351
NewStar Financial, Inc. (a)(b)..........       4,648         29,654
Pico Holdings, Inc. (a)(b)..............       4,352        161,851
Portfolio Recovery Associates,
  Inc. (a)(b)...........................       3,693        202,635
                                                       ------------
                                                            527,491
                                                       ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.9%
AboveNet, Inc. (a)......................       4,481        227,321
Cbeyond, Inc. (a)(b)....................       4,594         62,846
General Communication, Inc. (Class
  A) (a)(b).............................       7,692         44,383
Global Crossing, Ltd. (a)(b)............       6,341         96,066
Neutral Tandem, Inc. (a)(b).............       6,631        105,963
PAETEC Holding Corp. (a)(b).............      25,675        120,159
Premiere Global Services, Inc. (a)(b)...      13,784        113,856
tw telecom, inc. (a)(b).................      32,106        582,724
Vonage Holdings Corp. (a)(b)............      26,543         35,833
                                                       ------------
                                                          1,389,151
                                                       ------------
ELECTRICAL EQUIPMENT -- 2.2%
A123 Systems, Inc. (a)(b)...............       5,737         78,826
American Superconductor Corp. (a)(b)....       8,213        237,356
AZZ, Inc. (b)...........................       2,392         80,969
Baldor Electric Co. (b).................       9,236        345,426
Belden CDT, Inc. .......................      10,201        280,119
Broadwind Energy, Inc. (a)(b)...........       9,520         42,554
Capstone Turbine Corp. (a)(b)...........      56,018         71,143
Encore Wire Corp. ......................       4,076         84,781
Ener1, Inc. (a)(b)......................      10,613         50,200
Energy Conversion Devices, Inc. (a)(b)..       9,343         73,156
EnerSys (a)(b)..........................       8,422        207,687
Evergreen Solar, Inc. (a)(b)............      36,979         41,786
FuelCell Energy, Inc. (a)(b)............      14,566         41,076
General Cable Corp. (a)(b)..............      11,295        304,965
GT Solar International, Inc. (a)(b).....      14,712         76,944
II-VI, Inc. (a).........................       5,730        193,903
Polypore International, Inc. (a)(b).....       4,725         82,499
Powell Industries, Inc. (a).............       1,595         51,885

SPDR DOW JONES SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Regal-Beloit Corp. (b)..................       7,975   $    473,795
Valence Technology, Inc. (a)(b).........      18,887         16,054
Vicor Corp. (a)(b)......................       4,647         64,175
Woodward Governor Co. (b)...............      12,558        401,605
                                                       ------------
                                                          3,300,904
                                                       ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS &
  COMPONENTS -- 2.1%
Anixter International, Inc. (a)(b)......       6,494        304,244
Benchmark Electronics, Inc. (a).........      14,212        294,757
Brightpoint, Inc. (a)(b)................      13,322        100,315
Cogent, Inc. (a)(b).....................       9,749         99,440
Cognex Corp. ...........................       7,586        140,265
Comverge, Inc. (a)......................       5,858         66,254
Daktronics, Inc. (b)....................       7,375         56,197
DTS Inc. (a)(b).........................       3,481        118,493
Echelon Corp. (a)(b)....................       6,387         57,291
Electro Scientific Industries,
  Inc. (a)..............................       4,927         63,115
FARO Technologies, Inc. (a)(b)..........       2,903         74,752
ICx Technologies, Inc. (a)(b)...........       2,622         18,275
Insight Enterprises, Inc. (a)...........      10,163        145,941
IPG Photonics Corp. (a)(b)..............       5,238         77,522
L-1 Identity Solutions, Inc. (a)(b).....      17,261        154,141
Maxwell Technologies, Inc. (a)(b).......       4,689         58,097
Multi-Fineline Electronix, Inc. (a)(b)..       1,989         51,237
National Instruments Corp. (b)..........      13,208        440,487
Newport Corp. (a).......................       7,102         88,775
OSI Systems, Inc. (a)(b)................       3,166         88,806
Plexus Corp. (a)........................       8,573        308,885
Power-One, Inc. (a)(b)..................      17,065         72,014
Rogers Corp. (a)........................       3,161         91,701
TTM Technologies, Inc. (a)(b)...........       8,229         73,073
Universal Display Corp. (a)(b)..........       6,506         76,576
                                                       ------------
                                                          3,120,653
                                                       ------------
ENERGY EQUIPMENT & SERVICES -- 4.1%
Allis-Chalmers Energy, Inc. (a)(b)......       9,310         32,957
Atwood Oceanics, Inc. (a)...............      12,036        416,807
Basic Energy Services, Inc. (a)(b)......       4,736         36,515
Bronco Drilling Co., Inc. (a)(b)........       5,462         25,671
Cal Dive International, Inc. (a)........      20,829        152,677
CARBO Ceramics, Inc. ...................       4,179        260,519
Complete Production Services,
  Inc. (a)(b)...........................      12,358        142,735
Dawson Geophysical Co. (a)(b)...........       1,447         42,310
Dresser-Rand Group, Inc. (a)............      17,664        555,003
Dril-Quip, Inc. (a)(b)..................       6,557        398,928
Exterran Holdings, Inc. (a)(b)..........      13,585        328,349
Global Industries, Ltd. (a)(b)..........      20,617        132,361
Helix Energy Solutions Group, Inc. (a)..      20,656        269,148
Hercules Offshore, Inc. (a)(b)..........      23,177         99,893
Hornbeck Offshore Services,
  Inc. (a)(b)...........................       4,844         89,953
ION Geophysical Corp. (a)(b)............      18,179         89,441
Key Energy Services, Inc. (a)(b)........      27,002        257,869
Lufkin Industries, Inc. (b).............       3,299        261,116
Matrix Service Co. (a)..................       5,081         54,671
Newpark Resources, Inc. (a)(b)..........      17,563         92,206
Oil States International, Inc. (a)(b)...      10,628        481,873
OYO Geospace Corp. (a)..................       1,131         54,073
Parker Drilling Co. (a)(b)..............      23,512        115,914
Pioneer Drilling Co. (a)(b).............       9,515         66,986
RPC, Inc. (b)...........................       6,710         74,682
SEACOR Holdings, Inc. (a)...............       4,139        333,852
Seahawk Drilling, Inc. (a)(b)...........       2,131         40,169
Superior Energy Services, Inc. (a)......      16,887        354,965
Superior Well Services, Inc. (a)(b).....       5,785         77,403
T-3 Energy Services, Inc. (a)...........       2,443         60,000
Tesco Corp. (a).........................       6,373         74,373
Tetra Technologies, Inc. (a)(b).........      16,554        202,290
Unit Corp. (a)(b).......................      10,224        432,271
Willbros Group, Inc. (a)(b).............       9,056        108,762
                                                       ------------
                                                          6,216,742
                                                       ------------
FOOD & STAPLES RETAILING -- 0.3%
Great Atlantic & Pacific Tea
  Co. (a)(b)............................       7,544         57,863
Rite Aid Corp. (a)(b)...................     123,680        185,520
Susser Holdings Corp. (a)(b)............       2,354         19,891
United Natural Foods, Inc. (a)(b).......       8,715        245,153
                                                       ------------
                                                            508,427
                                                       ------------
FOOD PRODUCTS -- 0.6%
Alico, Inc. ............................       1,024         25,856
Darling International, Inc. (a).........      17,311        155,107
Diamond Foods, Inc. (b).................       4,648        195,402
J&J Snack Foods Corp. ..................       2,793        121,412
Smart Balance, Inc. (a).................      12,836         83,177
TreeHouse Foods, Inc. (a)(b)............       7,481        328,191
                                                       ------------
                                                            909,145
                                                       ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 4.4%
Abaxis, Inc. (a)(b).....................       4,438        120,669
ABIOMED, Inc. (a)(b)....................       6,535         67,507
Accuray, Inc. (a)(b)....................      12,017         73,184
AGA Medical Holdings, Inc. (a)(b).......       2,858         46,442
Align Technology, Inc. (a)(b)...........      16,252        314,314
Alphatec Holdings, Inc. (a)(b)..........       9,041         57,591
American Medical Systems Holdings,
  Inc. (a)(b)...........................      15,262        283,568
AngioDynamics, Inc. (a)(b)..............       5,028         78,537
Arthrocare Corp. (a)....................       4,748        141,111
Cantel Medical Corp. (b)................       2,859         56,751
Conceptus, Inc. (a)(b)..................       5,054        100,878
CryoLife, Inc. (a)......................       4,822         31,198
Cyberonics, Inc. (a)(b).................       5,308        101,701
DexCom, Inc. (a)(b).....................       9,174         89,263
Electro-Optical Sciences, Inc. (a)(b)...       5,544         41,136
ev3, Inc. (a)(b)........................      14,351        227,607
Greatbatch, Inc. (a)(b).................       4,718         99,974
Haemonetics Corp. (a)...................       5,271        301,238
ICU Medical, Inc. (a)(b)................       2,773         95,530
Immucor, Inc. (a).......................      14,478        324,162
Insulet Corp. (a).......................       6,198         93,528
Integra LifeSciences Holdings
  Corp. (a)(b)..........................       4,416        193,553
IRIS International, Inc. (a)(b).........       3,691         37,685
Kensey Nash Corp. (a)(b)................       1,928         45,482
MAKO Surgical Corp. (a)(b)..............       5,223         70,406
Masimo Corp. (b)........................      11,300        300,015

SPDR DOW JONES SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Meridian Bioscience, Inc. (b)...........       8,224   $    167,523
Merit Medical Systems, Inc. (a).........       5,695         86,849
Micrus Endovascular Corp. (a)(b)........       3,289         64,859
Natus Medical, Inc. (a)(b)..............       6,119         97,353
Neogen Corp. (a)(b).....................       4,409        110,666
NuVasive, Inc. (a)(b)...................       8,163        368,968
NxStage Medical, Inc. (a)(b)............       5,857         67,063
OraSure Technologies, Inc. (a)(b).......       8,906         52,813
Orthofix International NV (a)...........       3,202        116,489
Orthovita, Inc. (a)(b)..................      15,512         66,081
Palomar Medical Technologies,
  Inc. (a)(b)...........................       3,776         41,007
Quidel Corp. (a)(b).....................       5,446         79,185
RTI Biologics, Inc. (a)(b)..............      11,240         48,669
Sirona Dental Systems, Inc. (a).........       8,827        335,691
SonoSite, Inc. (a)......................       3,764        120,862
Stereotaxis, Inc. (a)(b)................      10,062         50,411
SurModics, Inc. (a)(b)..................       3,245         67,950
Symmetry Medical, Inc. (a)..............       6,274         62,991
Synovis Life Technologies, Inc. (a).....       2,402         37,303
Thoratec Corp. (a)(b)...................      12,147        406,317
TomoTherapy, Inc. (a)(b)................      10,898         37,162
Unilife Corp. (a)(b)....................      11,825         69,413
Volcano Corp. (a).......................       9,145        220,943
West Pharmaceutical Services, Inc. (b)..       6,786        284,673
Wright Medical Group, Inc. (a)(b).......       7,687        136,598
Zoll Medical Corp. (a)(b)...............       4,268        112,504
                                                       ------------
                                                          6,703,373
                                                       ------------
HEALTH CARE PROVIDERS & SERVICES -- 5.0%
Air Methods Corp. (a)(b)................       2,282         77,588
Alliance HealthCare Services,
  Inc. (a)(b)...........................       5,527         31,062
Almost Family, Inc. (a)(b)..............       1,553         58,532
Amedisys, Inc. (a)(b)...................       6,023        332,590
AMERIGROUP Corp. (a)(b).................      10,763        357,762
AMN Healthcare Services, Inc. (a)(b)....       7,027         61,838
AmSurg Corp. (a)........................       6,301        136,038
Assisted Living Concepts, Inc. (Class
  A) (a)(b).............................       2,032         66,731
athenahealth, Inc. (a)(b)...............       6,938        253,653
Bio-Reference Laboratories,
  Inc. (a)(b)...........................       2,419        106,363
BioScrip, Inc. (a)......................       9,151         73,025
Brookdale Senior Living, Inc. (a)(b)....      12,296        256,126
CardioNet, Inc. (a)(b)..................       4,916         37,607
Catalyst Health Solutions, Inc. (a).....       8,181        338,530
Centene Corp. (a).......................      10,190        244,968
Chemed Corp. (b)........................       4,933        268,256
Clarient, Inc. (a)(b)...................       9,593         25,134
Continucare Corp. (a)(b)................       8,503         31,461
Corvel Corp. (a)(b).....................       1,547         55,305
Emdeon, Inc. (Class A) (a)(b)...........       9,271        153,157
Emergency Medical Services Corp. (Class
  A) (a)................................       6,102        345,068
Emeritus Corp. (a)(b)...................       3,812         77,574
Genoptix, Inc. (a)(b)...................       3,465        122,973
Health Management Associates, Inc.
  (Class A) (a).........................      52,921        455,121
Healthspring, Inc. (a)..................      10,620        186,912
Healthways, Inc. (a)....................       6,848        110,047
HMS Holdings Corp. (a)(b)...............       5,324        271,471
inVentiv Health, Inc. (a)...............       6,798        152,683
IPC The Hospitalist Co. (a)(b)..........       3,045        106,910
LHC Group, Inc. (a)(b)..................       3,160        105,955
MEDNAX, Inc. (a)........................       9,782        569,214
MWI Veterinary Supply, Inc. (a).........       2,334         94,294
Odyssey Healthcare, Inc. (a)............       6,928        125,466
PharMerica Corp. (a)(b).................       6,236        113,620
PSS World Medical, Inc. (a)(b)..........      12,337        290,043
Psychiatric Solutions, Inc. (a)(b)......      11,487        342,313
Select Medical Holdings Corp. (a).......       6,084         51,349
Team Health Holdings, Inc. (a)..........       3,556         59,741
The Ensign Group, Inc. (b)..............       2,585         44,798
Universal American Financial
  Corp. (a)(b)..........................       8,598        132,409
VCA Antech, Inc. (a)(b).................      18,262        511,884
Virtual Radiologic Corp. (a)(b).........       1,372         15,092
WellCare Health Plans, Inc. (a).........       8,667        258,277
                                                       ------------
                                                          7,508,940
                                                       ------------
HEALTH CARE TECHNOLOGY -- 0.7%
Allscripts-Misys Healthcare Solutions,
  Inc. (a)(b)...........................      12,855        251,444
Computer Programs and Systems,
  Inc. (b)..............................       2,262         88,399
Eclipsys Corp. (a)......................      11,589        230,389
MedAssets, Inc. (a)(b)..................       9,269        194,649
Medidata Solutions, Inc. (a)............       3,607         54,826
Omnicell, Inc. (a)......................       6,416         90,017
Phase Forward, Inc. (a).................       8,768        114,598
                                                       ------------
                                                          1,024,322
                                                       ------------
HOTELS, RESTAURANTS & LEISURE -- 3.0%
Ambassadors Group, Inc. (b).............       3,725         41,161
Bally Technologies, Inc. (a)(b).........      11,814        478,940
BJ's Restaurants, Inc. (a)(b)...........       4,071         94,854
Buffalo Wild Wings, Inc. (a)(b).........       3,637        174,976
California Pizza Kitchen, Inc. (a)(b)...       4,832         81,129
CEC Entertainment, Inc. (a).............       4,632        176,433
Choice Hotels International, Inc. (b)...       6,080        211,645
Denny's Corp. (a)(b)....................      19,360         74,342
DineEquity, Inc. (a)(b).................       3,094        122,306
Domino's Pizza, Inc. (a)................       8,446        115,203
Interval Leisure Group, Inc. (a)(b).....       8,342        121,459
Isle of Capri Casinos, Inc. (a).........       4,714         36,675
Life Time Fitness, Inc. (a)(b)..........       8,530        239,693
Morgans Hotel Group Co. (a)(b)..........       5,603         35,915
P F Chang's China Bistro, Inc. (a)(b)...       4,831        213,192
Panera Bread Co. (Class A) (a)(b).......       6,786        519,061
Papa John's International, Inc. (a)(b)..       4,480        115,181
Peet's Coffee & Tea, Inc. (a)(b)........       2,698        106,976
Pinnacle Entertainment, Inc. (a)(b).....      13,486        131,354
Red Robin Gourmet Burgers, Inc. (a)(b)..       2,775         67,821
Scientific Games Corp. (Class
  A) (a)(b).............................      14,115        198,739
Shuffle Master, Inc. (a)(b).............      11,041         90,426
Sonic Corp. (a)(b)......................      12,362        136,600

SPDR DOW JONES SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Texas Roadhouse, Inc. (Class A) (a)(b)..      10,556   $    146,623
The Cheesecake Factory, Inc. (a)(b).....      12,346        334,083
WMS Industries, Inc. (a)................      12,674        531,548
                                                       ------------
                                                          4,596,335
                                                       ------------
HOUSEHOLD DURABLES -- 1.1%
Hovnanian Enterprises, Inc. (Class
  A) (a)(b).............................      11,915         51,830
iRobot Corp. (a)(b).....................       4,239         64,263
Jarden Corp. ...........................      18,904        629,314
Meritage Homes Corp. (a)(b).............       6,072        127,512
National Presto Industries, Inc. (b)....         961        114,273
Ryland Group, Inc. (b)..................       8,739        196,103
Tempur-Pedic International,
  Inc. (a)(b)...........................      14,987        452,008
Universal Electronics, Inc. (a).........       3,188         71,220
                                                       ------------
                                                          1,706,523
                                                       ------------
INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS -- 0.1%
Ormat Technologies, Inc. (b)............       3,639        102,401
                                                       ------------
INDUSTRIAL CONGLOMERATES -- 0.1%
Raven Industries, Inc. (b)..............       3,507        103,421
Seaboard Corp. .........................          68         88,339
                                                       ------------
                                                            191,760
                                                       ------------
INSURANCE -- 0.3%
Amtrust Financial Services, Inc. (b)....       4,888         68,188
Citizens, Inc. (a)(b)...................       6,628         45,799
Crawford & Co. (Class B) (a)(b).........       4,826         19,642
eHealth, Inc. (a)(b)....................       4,849         76,372
Seabright Insurance Holdings (b)........       4,740         52,187
Tower Group, Inc. ......................       8,342        184,942
                                                       ------------
                                                            447,130
                                                       ------------
INTERNET & CATALOG RETAIL -- 0.6%
1-800-FLOWERS.COM, Inc. (Class
  A) (a)(b).............................       4,192         10,522
Blue Nile, Inc. (a)(b)..................       2,947        162,144
drugstore.com, Inc. (a)(b)..............      16,542         59,055
Gaiam, Inc. (Class A) (b)...............       3,916         32,503
HSN, Inc. (a)(b)........................       8,247        242,792
NutriSystem, Inc. (b)...................       6,426        114,447
Orbitz Worldwide, Inc. (a)(b)...........       6,929         49,265
Overstock.com, Inc. (a)(b)..............       3,477         56,501
PetMed Express, Inc. (b)................       4,721        104,665
Shutterfly, Inc. (a)(b).................       3,771         90,843
Vitacost.com, Inc. (a)(b)...............       2,971         35,800
                                                       ------------
                                                            958,537
                                                       ------------
INTERNET SOFTWARE & SERVICES -- 2.9%
Ancestry.com, Inc. (a)(b)...............       1,540         26,103
Archipelago Learning, Inc. (a)..........         957         13,953
Art Technology Group, Inc. (a)(b).......      32,331        142,580
comScore, Inc. (a)(b)...................       4,531         75,622
Constant Contact, Inc. (a)(b)...........       5,450        126,549
DealerTrack Holdings, Inc. (a)(b).......       7,614        130,047
Dice Holdings, Inc. (a).................       4,477         34,025
Digital River, Inc. (a)(b)..............       7,800        236,340
DivX, Inc. (a)(b).......................       6,208         44,449
GSI Commerce, Inc. (a)(b)...............      11,803        326,589
InfoSpace, Inc. (a)(b)..................       6,791         75,041
Internap Network Services Corp. (a)(b)..       9,862         55,227
Internet Brands, Inc. (Class A) (a)(b)..       5,945         54,813
Internet Capital Group, Inc. (a)........       8,735         73,811
j2 Global Communications, Inc. (a)(b)...       9,291        217,409
Limelight Networks, Inc. (a)(b).........       8,862         32,435
Liquidity Services, Inc. (a)(b).........       3,091         35,670
LivePerson, Inc. (a)....................       9,461         72,566
LogMeIn, Inc. (a).......................       2,939         60,808
LoopNet, Inc. (a)(b)....................       5,707         64,147
Marchex, Inc. (Class B) (b).............       5,235         26,751
ModusLink Global Solutions, Inc. (a)....       9,261         78,070
Monster Worldwide, Inc. (a)(b)..........      27,253        452,672
Move, Inc. (a)(b).......................      31,587         66,017
NIC, Inc. (b)...........................      10,862         85,484
OpenTable, Inc. (a)(b)..................       3,103        118,317
Perficient, Inc. (a)(b).................       6,088         68,612
QuinStreet, Inc. (a)....................       2,290         38,953
Rackspace Hosting, Inc. (a)(b)..........      16,620        311,293
RealNetworks, Inc. (a)(b)...............      17,469         84,375
SAVVIS, Inc. (a)(b).....................       8,007        132,115
Stamps.com, Inc. (a)(b).................       3,017         30,472
Switch & Data Facilities Co.,
  Inc. (a)(b)...........................       4,689         83,277
TechTarget, Inc. (a)(b).................       3,240         16,945
Terremark Worldwide, Inc. (a)(b)........       8,963         62,831
The Knot, Inc. (a)(b)...................       6,472         50,611
ValueClick, Inc. (a)....................      17,686        179,336
Vocus, Inc. (a)(b)......................       3,637         62,011
WebMD Health Corp. (a)(b)...............      10,079        467,464
                                                       ------------
                                                          4,313,790
                                                       ------------
IT SERVICES -- 2.4%
Acxiom Corp. (a)........................      17,194        308,460
Cass Information Systems, Inc. (b)......       1,625         50,619
CyberSource Corp. (a)(b)................      15,164        267,493
Echo Global Logistics, Inc. (a)(b)......       1,737         22,425
Euronet Worldwide, Inc. (a).............       9,731        179,342
ExlService Holdings, Inc. (a)...........       3,055         50,957
Forrester Research, Inc. (a)(b).........       2,960         89,007
Gartner, Inc. (a).......................      14,089        313,339
Heartland Payment Systems, Inc. (b).....       7,823        145,508
Integral Systems Inc. (a)(b)............       3,339         32,155
Lionbridge Technologies, Inc. (a)(b)....       9,982         36,235
ManTech International Corp. (Class
  A) (a)................................       4,636        226,376
NCI, Inc. (Class A) (a)(b)..............       1,486         44,922
NeuStar, Inc. (Class A) (a)(b)..........      16,157        407,156
RightNow Technologies, Inc. (a)(b)......       4,725         84,389
Sapient Corp. (b).......................      20,609        188,366
Syntel, Inc. (b)........................       4,606        177,193
TeleTech Holdings, Inc. (a)(b)..........       6,300        107,604
Unisys Corp. (a)........................       8,349        291,297
VeriFone Holdings, Inc. (a).............      16,238        328,170
Wright Express Corp. (a)(b).............       8,411        253,339
                                                       ------------
                                                          3,604,352
                                                       ------------

SPDR DOW JONES SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Brunswick Corp. (b).....................      19,066   $    304,484
Smith & Wesson Holding Corp. (a)(b).....      12,084         45,678
                                                       ------------
                                                            350,162
                                                       ------------
LIFE SCIENCES TOOLS & SERVICES -- 1.3%
Affymetrix, Inc. (a)(b).................      14,326        105,153
Bio-Rad Laboratories, Inc. (Class
  A) (a)................................       4,226        437,475
Bruker Corp. (a)........................      10,512        154,001
Dionex Corp. (a)(b).....................       3,643        272,424
Enzo Biochem, Inc. (a)(b)...............       7,075         42,591
eResearch Technology, Inc. (a)(b).......      10,018         69,224
Kendle International, Inc. (a)..........       2,984         52,160
Luminex Corp. (a)(b)....................       8,432        141,911
PAREXEL International Corp. (a).........      12,655        294,988
Sequenom, Inc. (a)(b)...................      12,871         81,216
Varian, Inc. (a)(b).....................       6,264        324,350
                                                       ------------
                                                          1,975,493
                                                       ------------
MACHINERY -- 4.0%
3D Systems Corp. (a)(b).................       4,522         61,725
Actuant Corp. (Class A) (b).............      14,031        274,306
Altra Holdings, Inc. (a)(b).............       5,711         78,412
American Railcar Industries, Inc. (b)...       1,610         19,578
Astec Industries, Inc. (a)(b)...........       3,910        113,234
Badger Meter, Inc. (b)..................       2,998        115,453
Chart Industries, Inc. (a)..............       5,776        115,520
CIRCOR International, Inc. (b)..........       3,809        126,497
CLARCOR, Inc. ..........................      11,079        382,115
Colfax Corp. (a)(b).....................       5,961         70,161
Columbus McKinnon Corp. (a).............       3,789         60,131
Dynamic Materials Corp. (b).............       2,827         44,158
Energy Recovery, Inc. (a)(b)............       6,260         39,438
ESCO Technologies, Inc. (b).............       5,867        186,629
Force Protection, Inc. (a)..............      14,199         85,478
Freightcar America, Inc. (b)............       2,776         67,068
Gardner Denver, Inc. ...................      11,172        492,015
Graham Corp. (b)........................       1,927         34,667
John Bean Technologies Corp. (b)........       5,606         98,329
K-Tron International, Inc. (a)(b).......         587         88,032
L.B. Foster Co. (a).....................       2,056         59,398
Lindsay Corp. (b).......................       2,431        100,668
Middleby Corp. (a)(b)...................       3,781        217,748
Nordson Corp. (b).......................       6,636        450,717
RBC Bearings, Inc. (a)(b)...............       4,498        143,351
Sauer-Danfoss, Inc. (a)(b)..............       2,236         29,694
Sun Hydraulics Corp. (b)................       2,374         61,676
Terex Corp. (a)(b)......................      23,342        530,097
The Gorman-Rupp Co. ....................       3,087         78,533
The Greenbrier Cos., Inc. (a)(b)........       3,202         35,254
The Timken Co. .........................      16,699        501,137
Valmont Industries, Inc. (b)............       4,565        378,119
WABCO Holdings, Inc. (a)................      13,902        415,948
Wabtec Corp. (b)........................      10,518        443,018
                                                       ------------
                                                          5,998,304
                                                       ------------
MARINE -- 0.4%
American Commercial Lines, Inc. (a)(b)..       2,364         59,336
Excel Maritime Carriers, Ltd. (a)(b)....       9,700         58,491
Kirby Corp. (a)(b)......................      11,633        443,799
                                                       ------------
                                                            561,626
                                                       ------------
MEDIA -- 2.1%
CKX, Inc. (a)(b)........................      12,831         78,654
Crown Media Holdings, Inc. (Class
  A) (a)(b).............................       1,751          3,362
Dolan Media Co. (a)(b)..................       5,982         65,024
Fisher Communications, Inc. (a)(b)......       1,070         15,087
Knology, Inc. (a)(b)....................       6,061         81,460
Lamar Advertising Co. (Class A) (a).....      12,474        428,482
Liberty Media Corp.- Interactive (Class
  A) (a)................................      18,350        667,390
Live Nation, Inc. (a)(b)................      30,944        448,688
Madison Square Garden, Inc. (Class
  A) (a)................................      12,881        279,904
Martha Stewart Living Omnimedia, Inc.
  (Class A) (a)(b)......................       4,871         27,180
Mediacom Communications Corp. (Class
  A) (a)(b).............................       7,431         44,214
Morningstar, Inc. (a)(b)................       4,539        218,281
National CineMedia, Inc. (b)............       8,553        147,625
RCN Corp. (a)...........................       7,509        113,236
SuperMedia, Inc. (a)....................       3,397        138,937
Valassis Communications, Inc. (a).......      10,502        292,271
Warner Music Group Corp. (a)(b).........      11,073         76,514
                                                       ------------
                                                          3,126,309
                                                       ------------
METALS & MINING -- 2.0%
A.M. Castle & Co. (a)(b)................       4,416         57,761
Allied Nevada Gold Corp. (a)(b).........      13,082        216,769
Brush Engineered Materials, Inc. (a)....       3,978         89,784
Century Aluminum Co. (a)(b).............      14,141        194,580
Compass Minerals International,
  Inc. (b)..............................       7,008        562,252
Haynes International, Inc. .............       2,451         87,084
Hecla Mining Co. (a)(b).................      49,009        268,079
Horsehead Holding Corp. (a)(b)..........       9,270        109,757
Olympic Steel, Inc. (b).................       2,262         73,854
Royal Gold, Inc. .......................      11,868        548,420
RTI International Metals, Inc. (a)(b)...       6,055        183,648
Schnitzer Steel Industries, Inc.
  (Class A).............................       4,870        255,821
Stillwater Mining Co. (a)(b)............       9,564        124,141
Titanium Metals Corp. (a)(b)............      17,518        290,624
                                                       ------------
                                                          3,062,574
                                                       ------------
MULTILINE RETAIL -- 0.1%
99 Cents Only Stores (a)(b).............       9,564        155,893
                                                       ------------
OFFICE ELECTRONICS -- 0.2%
Zebra Technologies Corp. (Class
  A) (a)(b).............................      12,852        380,419
                                                       ------------
OIL, GAS & CONSUMABLE FUELS -- 5.6%
Alon USA Energy, Inc. (b)...............       1,786         12,948
American Oil & Gas, Inc. (a)(b).........      13,268         90,222
Apco Oil and Gas International,
  Inc. (b)..............................       1,814         49,087
Arena Resources, Inc. (a)...............       7,837        261,756
Atlas Energy, Inc. (a)(b)...............      16,800        522,816

SPDR DOW JONES SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
ATP Oil & Gas Corp. (a)(b)..............       8,662   $    162,932
Berry Petroleum Co. (Class A) (b).......      10,225        287,936
Bill Barrett Corp. (a)(b)...............       6,809        209,104
BPZ Resources, Inc. (a)(b)..............      21,007        154,401
Brigham Exploration Co. (a)(b)..........      21,491        342,781
Carrizo Oil & Gas, Inc. (a)(b)..........       5,592        128,336
Cheniere Energy, Inc. (a)(b)............      10,803         33,381
Clean Energy Fuels Corp. (a)(b).........       8,526        194,222
Comstock Resources, Inc. (a)(b).........       9,961        316,760
Contango Oil & Gas Co. (a)(b)...........       2,667        136,417
Crosstex Energy, Inc. (a)...............      10,701         92,992
CVR Energy, Inc. (a)(b).................      11,157         97,624
Delek US Holdings, Inc. (b).............       2,892         21,054
Delta Petroleum Corp. (a)(b)............      37,086         52,291
Energy Partners Ltd. (a)................       7,923         96,502
Frontier Oil Corp. (b)..................      22,606        305,181
Gastar Exploration, Ltd. (a)............       8,692         42,243
GMX Resources, Inc. (a)(b)..............       5,821         47,849
Goodrich Petroleum Corp. (a)(b).........       5,360         83,830
Green Plains Renewable Energy,
  Inc. (a)..............................       4,211         60,091
Gulfport Energy Corp. (a)...............       5,953         66,912
Holly Corp. (b).........................       9,194        256,605
Houston American Energy Corp. (b).......       4,214         76,484
International Coal Group, Inc. (a)(b)...      29,790        136,140
Isramco, Inc. (a)(b)....................         214         14,028
Kodiak Oil & Gas Corp. (a)..............      27,258         92,950
Magellan Midstream Partners LP..........           1             48
Mariner Energy, Inc. (a)(b).............      22,198        332,304
McMoRan Exploration Co. (a)(b)..........      17,202        251,665
Northern Oil and Gas, Inc. (a)..........       8,853        140,320
Patriot Coal Corp. (a)(b)...............      16,787        343,462
Penn Virginia Corp. (b).................       9,270        227,115
Petroleum Development Corp. (a)(b)......       3,781         87,606
Petroquest Energy, Inc. (a)(b)..........      10,929         54,973
Rentech, Inc. (a)(b)....................      39,253         40,431
Resolute Energy Corp. (a)(b)............       9,034        109,402
Rex Energy Corp. (a)(b).................       7,717         87,897
Rosetta Resources, Inc. (a)(b)..........      11,496        270,731
SandRidge Energy, Inc. (a)(b)...........      39,544        304,489
St. Mary Land & Exploration Co. (b).....      13,453        468,299
Swift Energy Co. (a)(b).................       8,219        252,652
Tesoro Corp. ...........................      30,307        421,267
VAALCO Energy, Inc. (b).................      12,605         62,269
Venoco, Inc. (a)(b).....................       4,077         52,308
W & T Offshore, Inc. (b)................       7,462         62,681
Warren Resources, Inc. (a)(b)...........      15,650         39,438
Western Refining, Inc. (a)(b)...........      10,896         59,928
World Fuel Services Corp. (b)...........      12,868        342,803
                                                       ------------
                                                          8,457,963
                                                       ------------
PAPER & FOREST PRODUCTS -- 0.1%
Clearwater Paper Corp. (a)..............       2,343        115,393
Deltic Timber Corp. (b).................       2,573        113,340
                                                       ------------
                                                            228,733
                                                       ------------
PERSONAL PRODUCTS -- 0.5%
Inter Parfums, Inc. (b).................       2,721         40,325
Medifast, Inc. (a)(b)...................       3,086         77,551
NBTY, Inc. (a)..........................      12,375        593,753
USANA Health Sciences, Inc. (a)(b)......       1,406         44,162
                                                       ------------
                                                            755,791
                                                       ------------
PHARMACEUTICALS -- 1.8%
Acura Pharmaceuticals, Inc. (a)(b)......       2,049         11,044
Akorn, Inc. (a)(b)......................       9,867         15,096
Ardea Biosciences, Inc. (a)(b)..........       2,795         51,037
Auxilium Pharmaceuticals, Inc. (a)(b)...      10,259        319,670
Biodel, Inc. (a)(b).....................       2,752         11,751
BioMimetic Therapeutics, Inc. (a).......       3,695         48,589
Cadence Pharmaceuticals, Inc. (a)(b)....       6,745         61,582
Caraco Pharmaceutical Laboratories,
  Ltd. (a)(b)...........................       2,208         13,226
Cumberland Pharmaceuticals,
  Inc. (a)(b)...........................       3,019         31,790
Cypress Bioscience, Inc. (a)(b).........       7,754         37,995
Durect Corp. (a)(b).....................      16,900         50,869
Hi-Tech Pharmacal Co., Inc. (a).........       2,361         52,273
Impax Laboratories, Inc. (a)............      10,794        192,997
Inspire Pharmaceuticals, Inc. (a)(b)....      12,764         79,647
Jazz Pharmaceuticals, Inc. (a)..........       3,181         34,673
MAP Pharmaceuticals, Inc. (a)(b)........       3,190         50,689
Nektar Therapeutics (a)(b)..............      20,147        306,436
Obagi Medical Products, Inc. (a)........       3,899         47,490
Optimer Pharmaceuticals, Inc. (a)(b)....       6,797         83,467
Pain Therapeutics, Inc. (a)(b)..........       6,668         41,808
POZEN, Inc. (a)(b)......................       5,436         52,077
Questcor Pharmaceuticals, Inc. (a)(b)...      11,072         91,123
Salix Pharmaceuticals, Ltd. (a)(b)......      11,848        441,338
Santarus, Inc. (a)(b)...................      11,607         62,446
Sucampo Pharmaceuticals, Inc. (a)(b)....       1,444          5,155
The Medicines Co. (a)(b)................      10,980         86,083
ViroPharma, Inc. (a)(b).................      16,998        231,683
VIVUS, Inc. (a)(b)......................      16,647        145,162
XenoPort, Inc. (a)(b)...................       6,090         56,393
                                                       ------------
                                                          2,713,589
                                                       ------------
PROFESSIONAL SERVICES -- 1.4%
Acacia Research (a).....................       7,507         81,301
Administaff, Inc. (b)...................       4,595         98,057
Advisory Board Co. (a)..................       3,300        103,950
CBIZ, Inc. (a)(b).......................       9,572         62,888
CoStar Group, Inc. (a)(b)...............       4,496        186,674
CRA International, Inc. (a)(b)..........       2,117         48,522
Exponent, Inc. (a)(b)...................       2,913         83,079
Heidrick & Struggles International,
  Inc. (b)..............................       3,332         93,396
Hill International, Inc. (a)............       5,849         34,100
Huron Consulting Group, Inc. (a)........       4,397         89,259
ICF International, Inc. (a)(b)..........       2,622         65,130
Kforce, Inc. (a)........................       7,630        116,052
Korn/Ferry International (a)(b).........       9,379        165,539
Mistras Group, Inc. (a)(b)..............       1,764         17,622
Navigant Consulting, Inc. (a)...........       9,889        119,954
On Assignment, Inc. (a).................       8,634         61,560
Resources Connection, Inc. (a)(b).......      10,258        196,646
SFN Group, Inc. (a)(b)..................      11,050         88,511
The Corporate Executive Board Co. (b)...       6,973        185,412
TrueBlue, Inc. (a)......................       8,857        137,284

SPDR DOW JONES SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
VSE Corp. ..............................       1,028   $     42,312
                                                       ------------
                                                          2,077,248
                                                       ------------
REAL ESTATE INVESTMENT TRUSTS -- 2.2%
Alexander's, Inc. (a)(b)................         558        166,914
Ashford Hospitality Trust (a)(b)........      14,300        102,531
Corporate Office Properties Trust (b)...      12,479        500,782
Equity Lifestyle Properties, Inc. (b)...       6,552        353,022
Essex Property Trust, Inc. (b)..........       6,288        565,606
Extra Space Storage, Inc. (b)...........      18,987        240,755
LaSalle Hotel Properties (b)............      15,046        350,572
Pebblebrook Hotel Trust (a).............       4,114         86,517
Tanger Factory Outlet Centers,
  Inc. (b)..............................       8,718        376,269
Taubman Centers, Inc. (b)...............      11,360        453,491
U-Store-It Trust (b)....................      18,429        132,689
                                                       ------------
                                                          3,329,148
                                                       ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.5%
Jones Lang LaSalle, Inc. (b)............       8,816        642,598
Tejon Ranch Co. (a)(b)..................       2,499         76,270
                                                       ------------
                                                            718,868
                                                       ------------
ROAD & RAIL -- 1.2%
Celadon Group, Inc. (a).................       5,243         73,087
Dollar Thrifty Automotive Group,
  Inc. (a)..............................       5,253        168,779
Genesee & Wyoming, Inc. (Class
  A) (a)(b).............................       8,338        284,493
Heartland Express, Inc. (b).............      11,264        185,856
Knight Transportation, Inc. (b).........      12,813        270,226
Landstar Systems, Inc. (b)..............      10,470        439,531
Marten Transport, Ltd. (a)..............       3,099         61,081
Old Dominion Freight Line, Inc. (a)(b)..       6,156        205,549
Patriot Transportation Holding,
  Inc. (a)(b)...........................         320         27,034
RailAmerica, Inc. (a)(b)................       4,513         53,253
                                                       ------------
                                                          1,768,889
                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 6.3%
Advanced Analogic Technologies,
  Inc. (a)(b)...........................       9,364         32,680
Advanced Energy Industries, Inc. (a)....       7,010        116,086
Amkor Technology, Inc. (a)(b)...........      23,839        168,542
Anadigics, Inc. (a)(b)..................      13,872         67,418
Applied Micro Circuits Corp. (a)........      13,280        114,606
Atheros Communications, Inc. (a)(b).....      14,869        575,579
Atmel Corp. (a)(b)......................      86,962        437,419
ATMI, Inc. (a)..........................       6,447        124,492
Cabot Microelectronics Corp. (a)........       4,736        179,163
Cavium Networks, Inc. (a)(b)............       8,086        201,018
CEVA, Inc. (a)(b).......................       4,726         55,105
Cirrus Logic, Inc. (a)..................      12,498        104,858
Cymer, Inc. (a)(b)......................       5,964        222,457
Cypress Semiconductor Corp. (a)(b)......      33,578        386,147
Diodes, Inc. (a)........................       7,514        168,314
Entegris, Inc. (a)......................      25,959        130,833
Entropic Communications, Inc. (a)(b)....      12,735         64,694
FEI Co. (a).............................       8,275        189,580
Formfactor, Inc. (a)(b).................       9,988        177,387
Hittite Microwave Corp. (a)(b)..........       3,954        173,857
Integrated Device Technology, Inc. (a)..      33,605        205,999
International Rectifier Corp. (a)(b)....      15,504        355,042
IXYS Corp. (a)(b).......................       4,806         41,043
Kopin Corp. (a)(b)......................      16,339         60,454
Microsemi Corp. (a)(b)..................      18,057        313,108
MKS Instruments, Inc. (a)(b)............       8,827        172,921
Monolithic Power Systems, Inc. (a)(b)...       7,740        172,602
Netlogic Microsystems, Inc. (a)(b)......      11,392        335,267
OmniVision Technologies, Inc. (a)(b)....      10,195        175,150
Pericom Semiconductor Corp. (a).........       6,165         66,027
Power Integrations, Inc. (b)............       5,886        242,503
Rambus, Inc. (a)(b).....................      22,664        495,208
RF Micro Devices, Inc. (a)(b)...........      52,794        262,914
Rubicon Technology, Inc. (a)(b).........       2,579         52,096
Rudolph Technologies, Inc. (a)..........       7,398         63,401
Semtech Corp. (a)(b)....................      13,517        235,601
Sigma Designs, Inc. (a)(b)..............       7,186         84,292
Silicon Image, Inc. (a)(b)..............      13,823         41,745
Silicon Laboratories, Inc. (a)(b).......       9,863        470,169
Skyworks Solutions, Inc. (a)(b).........      36,868        575,141
Standard Microsystems Corp. (a)(b)......       4,458        103,782
Supertex, Inc. (a)(b)...................       2,288         58,550
Techwell, Inc. (a)......................       4,211         78,746
Tessera Technologies, Inc. (a)..........      10,339        209,675
Trident Microsystems, Inc. (a)(b).......      11,588         20,163
TriQuint Semiconductor, Inc. (a)........      31,267        218,869
Ultratech, Inc. (a)(b)..................       4,693         63,825
Veeco Instruments, Inc. (a)(b)..........       8,217        357,439
Volterra Semiconductor Corp. (a)(b).....       5,206        130,671
Zoran Corp. (a).........................      10,422        112,141
                                                       ------------
                                                          9,464,779
                                                       ------------
SOFTWARE -- 6.5%
ACI Worldwide, Inc. (a)(b)..............       6,830        140,766
Actuate Corp. (a)(b)....................      10,789         60,311
Advent Software, Inc. (a)...............       2,894        129,506
ArcSight, Inc. (a)(b)...................       6,138        172,785
Ariba, Inc. (a)(b)......................      19,663        252,670
Aspen Technology, Inc. (a)(b)...........      14,006        143,561
Blackbaud, Inc. (b).....................       8,924        224,796
Blackboard, Inc. (a)(b).................       6,526        271,873
Bottomline Technologies, Inc. (a).......       5,031         84,672
Cadence Design Systems, Inc. (a)........      57,139        380,546
Commvault Systems, Inc. (a)(b)..........       8,771        187,261
Concur Technologies, Inc. (a)(b)........       9,092        372,863
Deltek, Inc. (a)(b).....................       6,970         53,251
DemandTec, Inc. (a)(b)..................       3,970         27,592
Ebix, Inc. (a)(b).......................       6,332        101,122
EPIQ Systems, Inc. (a)(b)...............       6,677         82,995
FalconStor Software, Inc. (a)(b)........       7,112         24,750
Fortinet, Inc. (a)(b)...................       2,212         38,887
Informatica Corp. (a)(b)................      19,263        517,404
Interactive Intelligence, Inc. (a)(b)...       3,184         59,509
Jack Henry & Associates, Inc. (b).......      18,135        436,328
Kenexa Corp. (a)(b).....................       4,307         59,221
Lawson Software, Inc. (a)...............      31,325        207,058
Manhattan Associates, Inc. (a)(b).......       4,561        116,214
Mentor Graphics Corp. (a)...............      20,295        162,766
MICROS Systems, Inc. (a)(b).............      17,134        563,366

SPDR DOW JONES SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
MicroStrategy, Inc. (a).................       1,926   $    163,845
Monotype Imaging Holdings, Inc. (a)(b)..       4,482         43,610
Netscout Systems, Inc. (a)..............       6,719         99,374
NetSuite, Inc. (a)(b)...................       4,711         68,498
Parametric Technology Corp. (a).........      25,109        453,217
Pegasystems, Inc. (b)...................       3,525        130,425
Progress Software Corp. (a).............       8,980        282,241
Quality Systems, Inc. (b)...............       3,692        226,836
Quest Software, Inc. (a)(b).............      13,760        244,790
Radiant Systems, Inc. (a)(b)............       6,175         88,117
Rosetta Stone, Inc. (a).................       2,263         53,814
Smith Micro Software, Inc. (a)(b).......       5,995         52,996
Solarwinds, Inc. (a)(b).................       6,250        135,375
Solera Holdings, Inc. ..................      14,965        578,397
Sonic Solutions (a).....................       6,681         62,601
SonicWALL, Inc. (a)(b)..................      10,986         95,468
Sourcefire, Inc. (a)(b).................       4,603        105,639
SuccessFactors, Inc. (a)................      12,288        233,964
Symyx Technologies, Inc. (a)............       6,160         27,658
Synchronoss Technologies, Inc. (a)(b)...       4,029         78,042
Taleo Corp. (Class A) (a)(b)............       8,401        217,670
TeleCommunication Systems, Inc. (Class
  A) (a)(b).............................       8,757         64,189
THQ, Inc. (a)(b)........................      13,683         95,918
TIBCO Software, Inc. (a)................      34,914        376,722
TiVo, Inc. (a)(b).......................      23,549        403,159
Tyler Technologies, Inc. (a)(b).........       7,224        135,378
Ultimate Software Group, Inc. (a)(b)....       4,953        163,201
Vasco Data Security
  International (a)(b)..................       5,263         43,420
Websense, Inc. (a)(b)...................       8,783        199,989
                                                       ------------
                                                          9,796,626
                                                       ------------
SPECIALTY RETAIL -- 4.2%
Aaron's, Inc. (b).......................      10,620        354,071
Aeropostale, Inc. (a)(b)................      21,644        623,997
AnnTaylor Stores Corp. (a)(b)...........      11,963        247,634
Bebe Stores, Inc. (b)...................       8,111         72,188
Cabela's, Inc. (a)(b)...................       8,433        147,493
Charming Shoppes, Inc. (a)(b)...........      20,053        109,489
Chico's FAS, Inc. (b)...................      37,852        545,826
Citi Trends, Inc. (a)(b)................       2,875         93,265
Coldwater Creek, Inc. (a)(b)............      12,000         83,280
Dick's Sporting Goods, Inc. (a)(b)......      18,701        488,283
DSW, Inc. (Class A) (a)(b)..............       3,038         77,560
Gymboree Corp. (a)(b)...................       6,486        334,872
hhgregg, Inc. (a)(b)....................       4,711        118,906
Hibbett Sports, Inc. (a)(b).............       5,709        146,036
J. Crew Group, Inc. (a)(b)..............      11,245        516,146
Jos. A. Bank Clothiers, Inc. (a)(b).....       4,027        220,076
Lumber Liquidators Holdings,
  Inc. (a)(b)...........................       3,109         82,917
Monro Muffler Brake, Inc. (b)...........       3,946        141,109
New York & Co., Inc. (a)(b).............       5,377         25,756
Office Depot, Inc. (a)..................      58,980        470,660
Pacific Sunwear of California,
  Inc. (a)(b)...........................      13,229         70,246
Rue21, Inc. (a)(b)......................       1,644         56,997
Systemax, Inc. (b)......................         978         21,262
The Dress Barn, Inc. (a)................      13,718        358,863
The Talbots, Inc. (a)(b)................       4,692         60,808
The Wet Seal, Inc. (Class A) (a)(b).....      19,361         92,158
Tractor Supply Co. (b)..................       7,876        457,202
Ulta Salon Cosmetics & Fragrance,
  Inc. (a)(b)...........................       7,031        159,041
Vitamin Shoppe, Inc. (a)(b).............       2,259         50,715
Zumiez, Inc. (a)(b).....................       4,196         85,976
                                                       ------------
                                                          6,312,832
                                                       ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.5%
American Apparel, Inc. (a)(b)...........       6,339         19,207
Carter's, Inc. (a)......................      12,598        379,830
Crocs, Inc. (a)(b)......................      15,987        140,206
Deckers Outdoor Corp. (a)(b)............       2,833        390,954
Fossil, Inc. (a)(b).....................      10,231        386,118
G-III Apparel Group, Ltd. (a)(b)........       3,497         96,377
K-Swiss, Inc. (Class A) (a)(b)..........       5,705         59,674
Quiksilver, Inc. (a)....................      26,312        124,456
Steven Madden, Ltd. (a)(b)..............       3,346        163,285
True Religion Apparel, Inc. (a).........       5,165        156,809
Under Armour, Inc. (Class A) (a)(b).....       8,218        241,691
Volcom, Inc. (a)(b).....................       3,636         70,975
                                                       ------------
                                                          2,229,582
                                                       ------------
THRIFTS & MORTGAGE FINANCE -- 0.6%
Beneficial Mutual Bancorp, Inc. (a)(b)..       7,147         67,754
Federal National Mortgage
  Association (a)(b)....................     242,412        254,533
Freddie Mac (a)(b)......................     131,013        166,386
NewAlliance Bancshares, Inc. (b)........      21,850        275,747
Ocwen Financial Corp. (a)(b)............      16,406        181,942
ViewPoint Financial Group (b)...........       2,217         35,938
                                                       ------------
                                                            982,300
                                                       ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.7%
Beacon Roofing Supply, Inc. (a)(b)......       9,172        175,460
H&E Equipment Services, Inc. (a)(b).....       5,729         61,759
Houston Wire & Cable Co. ...............       4,107         47,559
Interline Brands, Inc. (a)(b)...........       6,586        126,056
RSC Holdings, Inc. (a)(b)...............      10,362         82,481
Rush Enterprises, Inc. (Class
  A) (a)(b).............................       6,684         88,296
Titan Machinery, Inc. (a)(b)............       3,217         44,041
United Rentals, Inc. (a)(b).............      12,156        114,023
WESCO International, Inc. (a)(b)........       9,170        318,291
                                                       ------------
                                                          1,057,966
                                                       ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
ICO Global Communications Holdings,
  Ltd. (a)(b)...........................      25,454         30,545
Leap Wireless International, Inc. (a)...      12,473        204,058
Shenandoah Telecommunications Co. (b)...       5,008         94,151
Syniverse Holdings, Inc. (a)............      15,005        292,147
                                                       ------------
                                                            620,901
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $148,790,344)...................                150,540,254
                                                       ------------

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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
SHORT TERM INVESTMENTS -- 29.0%
MONEY MARKET FUNDS -- 29.0%
State Street Institutional Liquid
  Reserves Fund (c).....................     403,241   $    403,241
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  43,272,341     43,272,341
                                                       ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $43,675,582)....................                 43,675,582
                                                       ------------
TOTAL INVESTMENTS -- 128.7% (E)
  (Cost $192,465,926)...................                194,215,836
OTHER ASSETS AND
  LIABILITIES -- (28.7)%................                (43,255,327)
                                                       ------------
NET ASSETS -- 100.0%....................               $150,960,509
                                                       ============





(a)  Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2010.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(d)  Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

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SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 0.8%
Applied Signal Technology, Inc. (a).....       2,223   $     43,526
Cubic Corp. ............................       2,793        100,548
Curtiss-Wright Corp. ...................       8,278        288,074
Ducommun, Inc. .........................       1,703         35,780
Esterline Technologies Corp. (b)........       5,434        268,603
GenCorp, Inc. (a)(b)....................       9,597         55,279
Triumph Group, Inc. (a).................       2,959        207,396
                                                       ------------
                                                            999,206
                                                       ------------
AIR FREIGHT & LOGISTICS -- 0.2%
Atlas Air Worldwide Holdings, Inc. (b)..       3,097        164,296
Pacer International, Inc. (a)(b)........       5,910         35,578
                                                       ------------
                                                            199,874
                                                       ------------
AIRLINES -- 0.4%
Alaska Air Group, Inc. (a)(b)...........       6,428        265,026
Republic Airways Holdings, Inc. (a)(b)..       5,934         35,129
SkyWest, Inc. ..........................      10,438        149,055
                                                       ------------
                                                            449,210
                                                       ------------
AUTO COMPONENTS -- 1.4%
American Axle & Manufacturing Holdings,
  Inc. (b)..............................      11,192        111,696
Cooper Tire & Rubber Co. (a)............      10,832        206,025
Dana Holding Corp. (b)..................      25,488        302,797
Dorman Products, Inc. (a)(b)............       2,343         44,494
Federal-Mogul Corp. (Class A) (b).......       4,309         79,113
Gentex Corp. (a)........................      24,800        481,616
Superior Industries International,
  Inc. (a)..............................       3,637         58,483
TRW Automotive Holdings Corp. (a)(b)....      14,956        427,442
                                                       ------------
                                                          1,711,666
                                                       ------------
AUTOMOBILES -- 0.2%
Thor Industries, Inc. ..................       6,951        209,990
Winnebago Industries, Inc. (a)(b).......       5,042         73,663
                                                       ------------
                                                            283,653
                                                       ------------
BEVERAGES -- 0.0% (C)
Coca-Cola Hellenic Bottling Co. SA (a)..         747         43,819
                                                       ------------
BIOTECHNOLOGY -- 0.6%
ArQule, Inc. (a)(b).....................       5,059         29,140
Cell Therapeutics, Inc. (a)(b)..........     102,931         55,655
Clinical Data, Inc. (a)(b)..............       2,978         57,773
Idenix Pharmaceuticals, Inc. (b)........       5,488         15,476
Ligand Pharmaceuticals, Inc. (Class
  B) (a)(b).............................      18,038         31,567
Nabi Biopharmaceuticals (a)(b)..........       8,781         48,032
Neurocrine Biosciences, Inc. (a)(b).....       9,731         24,814
Novavax, Inc. (a)(b)....................      15,536         35,888
PDL BioPharma, Inc. (a).................      21,113        131,112
Rigel Pharmaceuticals, Inc. (a)(b)......       9,485         75,595
Savient Pharmaceuticals, Inc. (a)(b)....      12,195        176,218
StemCells, Inc. (a)(b)..................      17,688         20,518
Vanda Pharmaceuticals, Inc. (b).........       3,925         45,294
                                                       ------------
                                                            747,082
                                                       ------------
BUILDING PRODUCTS -- 1.0%
American Woodmark Corp. ................       1,582         30,675
Ameron International Corp. .............       1,519         95,530
Apogee Enterprises, Inc. (a)............       4,893         77,358
Armstrong World Industries,
  Inc. (a)(b)...........................       3,189        115,793
Builders FirstSource, Inc. (b)..........      10,016         31,550
Gibraltar Industries, Inc. (a)(b).......       4,493         56,657
Griffon Corp. (b).......................       9,352        116,526
Lennox International, Inc. .............       9,564        423,877
Quanex Building Products Corp. .........       6,895        113,974
Universal Forest Products, Inc. (a).....       3,395        130,775
                                                       ------------
                                                          1,192,715
                                                       ------------
CAPITAL MARKETS -- 1.5%
Artio Global Investors, Inc. ...........       4,348        107,570
BGC Partners, Inc. (Class A) (a)........       6,123         37,412
Broadpoint Gleacher Securities,
  Inc. (a)(b)...........................      11,612         46,448
Calamos Asset Management, Inc. (Class
  A) (a)................................       3,360         48,182
Evercore Partners, Inc. (Class A) (a)...       2,980         89,400
FBR Capital Markets Corp. (a)(b)........       6,595         30,007
GAMCO Investors, Inc. (Class A) (a).....         713         32,441
Investment Technology Group, Inc. (b)...       7,955        132,769
Janus Capital Group, Inc. (a)...........      32,843        469,326
LaBranche & Cos., Inc. (a)(b)...........       7,473         39,308
Piper Jaffray Co., Inc. (a)(b)..........       3,603        145,201
SWS Group, Inc. (a).....................       5,769         66,517
Teton Advisors, Inc. (Class
  B) (a)(b)(d)..........................          10              0
Waddell & Reed Financial, Inc.
  (Class A).............................      15,452        556,890
                                                       ------------
                                                          1,801,471
                                                       ------------
CHEMICALS -- 3.3%
A. Schulman, Inc. (a)...................       4,783        117,040
Arch Chemicals, Inc. ...................       4,550        156,475
Cabot Corp. ............................       9,225        280,440
Cytec Industries, Inc. .................       8,873        414,724
Ferro Corp. (a)(b)......................      14,750        129,653
H.B. Fuller Co. ........................       8,865        205,757
Innophos Holdings, Inc. (a).............       3,112         86,825
Koppers Holdings, Inc. .................       3,729        105,605
Kronos Worldwide, Inc. (a)(b)...........         506          7,413
Minerals Technologies, Inc. ............       3,430        177,811
NewMarket Corp. ........................       1,997        205,671
NL Industries, Inc. (a).................       1,135          9,738
Olin Corp. (a)..........................      12,620        247,604
OM Group, Inc. (a)(b)...................       5,513        186,781
Omnova Solutions, Inc. (b)..............       7,959         62,478
RPM International, Inc. ................      23,161        494,256
Sensient Technologies Corp. (a).........       8,916        259,099
Solutia, Inc. (b).......................      22,229        358,109
Spartech Corp. (a)(b)...................       5,219         61,062
Stepan Co. (a)..........................       1,497         83,667
Valhi, Inc. ............................       2,354         46,327
Westlake Chemical Corp. (a).............       3,437         88,640
Zep, Inc. (a)...........................       3,690         80,737
                                                       ------------
                                                          3,865,912
                                                       ------------

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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMERCIAL BANKS -- 10.6%
1st Source Corp. (a)....................       2,350   $     41,243
Arrow Financial Corp. (a)...............       1,877         50,473
Associated Ban-Corp. (a)................      30,434        419,989
Bancfirst Corp. (a).....................       1,216         50,963
BancorpSouth, Inc. (a)..................      14,274        299,183
Bank of Hawaii Corp. (a)................       8,733        392,548
Bank of the Ozarks, Inc. (a)............       2,132         75,025
Boston Private Financial Holdings,
  Inc. (a)..............................      11,726         86,421
Camden National Corp. (a)...............       1,198         38,468
Capital City Bank Group, Inc. (a).......       1,970         28,073
Cardinal Financial Corp. ...............       5,191         55,440
Cathay General Bancorp (a)..............      14,008        163,193
Chemical Financial Corp. (a)............       3,931         92,850
Citizens Republic Bancorp, Inc. (b).....      72,120         85,102
City Holding Co. (a)....................       2,781         95,360
CoBiz Financial, Inc. (a)...............       6,598         41,106
Columbia Banking System, Inc. (a).......       5,143        104,454
Community Bank System, Inc. (a).........       5,811        132,375
Community Trust Bancorp, Inc. (a).......       2,321         62,876
CVB Financial Corp. (a).................      17,292        171,710
Danvers Bancorp, Inc. (a)...............       3,432         47,465
F.N.B. Corp. (a)........................      20,860        169,175
First Bancorp- North Carolina (a).......       2,847         38,491
First BanCorp- Puerto Rico (a)..........      13,130         31,643
First Busey Corp. (a)...................       9,554         42,229
First Commonwealth Financial Corp. (a)..      14,321         96,094
First Community Bancshares, Inc. (a)....       2,922         36,145
First Financial Bancorp (a).............      10,442        185,763
First Financial Bankshares, Inc. (a)....       3,787        195,220
First Financial Corp. (a)...............       1,894         54,850
First Merchants Corp. (a)...............       3,655         25,439
First Midwest Bancorp, Inc. (a).........      13,043        176,733
FirstMerit Corp. (a)....................      15,716        338,994
Fulton Financial Corp. (a)..............      32,111        327,211
Glacier Bancorp, Inc. (a)...............      12,603        191,944
Great Southern Bancorp, Inc. (a)........       1,676         37,609
Hancock Holding Co. (a).................       5,787        241,954
Harleysville National Corp. (a).........       7,272         48,722
Heartland Financial USA, Inc. (a).......       2,487         39,717
Home Bancshares, Inc. (a)...............       3,963        104,782
Hudson Valley Holding Corp. (a).........       2,032         49,174
IBERIABANK Corp. (a)....................       4,750        285,047
Independent Bank Corp.-
  Massachusetts (a).....................       3,696         91,143
International Bancshares Corp. (a)......       9,788        225,026
Lakeland Financial Corp. (a)............       2,491         47,454
MB Financial, Inc. (a)..................       9,259        208,605
National Penn Bancshares, Inc. (a)......      22,505        155,284
NBT Bancorp, Inc. (a)...................       6,080        138,928
Northfield Bancorp, Inc. (a)............       3,419         49,507
Old National Bancorp (a)................      15,613        186,575
Oriental Financial Group, Inc. (a)......       5,628         75,978
PacWest Bancorp.........................       5,490        125,282
Park National Corp. (a).................       2,072        129,106
Popular, Inc. (b).......................     117,061        340,648
Prosperity Bancshares, Inc. (a).........       8,431        345,671
Renasant Corp. (a)......................       3,559         57,585
Republic Bancorp, Inc.- Kentucky........       1,919         36,154
S&T Bancorp, Inc. (a)...................       5,018        104,876
S.Y. Bancorp, Inc. (a)..................       2,049         46,615
Sandy Spring Bancorp, Inc. (a)..........       2,824         42,360
Santander Bancorp (a)(b)................         866         10,626
SCBT Financial Corp. (a)................       2,188         81,044
Simmons First National Corp. (a)........       2,616         72,123
Southside Bancshares, Inc. (a)..........       2,663         57,441
StellarOne Corp. (a)....................       3,809         50,926
Sterling Bancorp (a)....................       4,450         44,722
Sterling Bancshares, Inc. (a)...........      17,937        100,088
Suffolk Bancorp (a).....................       1,601         49,167
Susquehanna Bancshares, Inc. (a)........      22,692        222,609
Synovus Financial Corp. (a).............      77,580        255,238
TCF Financial Corp. (a).................      24,238        386,354
Tompkins Trustco, Inc. (a)..............       1,435         52,349
TowneBank (a)...........................       4,368         60,977
Trico Bancshares (a)....................       2,501         49,770
Trustmark Corp. (a).....................      10,141        247,745
UMB Financial Corp. ....................       6,099        247,619
Umpqua Holdings Corp. (a)...............      17,262        228,894
Union First Market Bankshares
  Corp. (a).............................       3,115         47,036
United Bankshares, Inc. (a).............       7,889        206,850
United Community Banks, Inc. (b)........      17,195         75,830
Univest Corp. of Pennsylvania (a).......       2,797         52,276
Valley National Bancorp (a).............      28,260        434,356
Washington Trust Bancorp, Inc. (a)......       2,396         44,661
Webster Financial Corp. (a).............      12,711        222,315
WesBanco, Inc. (a)......................       4,208         68,422
Westamerica Bancorporation (a)..........       5,311        306,179
Whitney Holding Corp. (a)...............      17,654        243,449
Wilmington Trust Corp. (a)..............      16,140        267,440
Wilshire Bancorp, Inc. (a)..............       4,219         46,536
Wintrust Financial Corp. (a)............       5,517        205,288
Zions Bancorporation....................      24,898        543,274
                                                       ------------
                                                         12,639,654
                                                       ------------
COMMERCIAL SERVICES & SUPPLIES -- 2.0%
ABM Industries, Inc. (a)................       7,882        167,098
ACCO Brands Corp. (a)(b)................       9,357         71,675
APAC Customer Services, Inc. (a)(b).....       5,268         30,291
ATC Technology Corp. (b)................       3,416         58,619
Bowne & Co., Inc. (a)...................       7,271         81,144
Consolidated Graphics, Inc. (a)(b)......       1,688         69,900
Cornell Companies, Inc. (a)(b)..........       2,277         41,692
Courier Corp. (a).......................       1,726         28,496
Deluxe Corp. (a)........................       9,120        177,110
Ennis, Inc. (a).........................       4,409         71,734
G & K Services, Inc. (Class A)..........       3,298         85,352
Healthcare Services Group, Inc. (a).....       7,125        159,529
Herman Miller, Inc. (a).................       9,900        178,794
HNI Corp. ..............................       6,627        176,477
Kimball International, Inc. (Class B)...       4,428         30,775
McGrath Rentcorp (a)....................       4,170        101,039
Mine Safety Appliances Co. (a)..........       5,792        161,944
Steelcase, Inc. (Class A) (a)...........      13,404         86,724
The Brink's Co. ........................       8,760        247,295
The Standard Register Co. (a)...........       2,634         14,092

SPDR DOW JONES SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
United Stationers, Inc. (b).............       4,339   $    255,350
US Ecology, Inc. .......................       3,117         50,184
Viad Corp. (a)..........................       3,447         70,836
                                                       ------------
                                                          2,416,150
                                                       ------------
COMMUNICATIONS EQUIPMENT -- 0.7%
Adtran, Inc. (a)........................      11,394        300,232
Black Box Corp. ........................       3,141         96,617
EMS Technologies, Inc. (b)..............       2,612         43,359
Emulex Corp. (a)(b).....................      14,782        196,305
Extreme Networks, Inc. (b)..............      15,240         46,787
Symmetricom, Inc. (b)...................       8,001         46,646
UTStarcom, Inc. (b).....................      19,601         54,687
                                                       ------------
                                                            784,633
                                                       ------------
COMPUTERS & PERIPHERALS -- 1.0%
Adaptec, Inc. (a)(b)....................      17,488         57,186
Avid Technology, Inc. (a)(b)............       4,929         67,921
Diebold, Inc. ..........................      12,014        381,565
Electronics for Imaging, Inc. (b).......       9,009        104,775
Hutchinson Technology, Inc. (a)(b)......       3,669         22,894
Imation Corp. (a)(b)....................       5,381         59,245
Lexmark International, Inc. (Class
  A) (b)................................      14,150        510,532
                                                       ------------
                                                          1,204,118
                                                       ------------
CONSTRUCTION & ENGINEERING -- 0.5%
Comfort Systems USA, Inc. ..............       6,645         82,996
Dycom Industries, Inc. (b)..............       7,142         62,635
Granite Construction, Inc. (a)..........       6,273        189,570
Michael Baker Corp. (a)(b)..............       1,318         45,445
Northwest Pipe Co. (a)(b)...............       1,533         33,496
Pike Electric Corp. (a)(b)..............       3,247         30,262
Primoris Services Corp. ................       1,953         15,116
Tutor Perini Corp. (a)(b)...............       4,704        102,312
                                                       ------------
                                                            561,832
                                                       ------------
CONSTRUCTION MATERIALS -- 0.3%
Eagle Materials, Inc. (a)...............       7,960        211,258
Texas Industries, Inc. (a)..............       4,250        145,223
                                                       ------------
                                                            356,481
                                                       ------------
CONSUMER FINANCE -- 0.5%
Advance America Cash Advance
  Centers, Inc. ........................       8,510         49,528
Cash America International, Inc. (a)....       5,406        213,429
Credit Acceptance Corp. (b).............       1,054         43,467
Dollar Financial Corp. (a)(b)...........       4,161        100,114
Nelnet, Inc. (Class A)..................       4,932         91,538
The First Marblehead Corp. (a)(b).......      10,885         30,914
The Student Loan Corp. (a)..............         723         25,688
World Acceptance Corp. (a)(b)...........       2,654         95,756
                                                       ------------
                                                            650,434
                                                       ------------
CONTAINERS & PACKAGING -- 1.6%
Graham Packaging Co., Inc. (b)..........       2,977         37,362
Greif, Inc. (Class A)...................       6,247        343,085
Myers Industries, Inc. (a)..............       5,342         55,984
Packaging Corp. of America..............      18,743        461,265
Rock-Tenn Co. (Class A).................       7,093        323,228
Silgan Holdings, Inc. ..................       4,653        280,250
Temple-Inland, Inc. ....................      19,452        397,405
                                                       ------------
                                                          1,898,579
                                                       ------------
DISTRIBUTORS -- 0.1%
Audiovox Corp. (Class A) (a)(b).........       3,394         26,405
Core-Mark Holding Co., Inc. (a)(b)......       1,700         52,037
                                                       ------------
                                                             78,442
                                                       ------------
DIVERSIFIED CONSUMER SERVICES -- 0.9%
Cambium Learning Group, Inc. (a)(b).....       3,568         14,272
Hillenbrand, Inc. ......................      11,327        249,081
Pre-Paid Legal Services, Inc. (a)(b)....       1,340         50,719
Regis Corp. (a).........................      10,225        191,003
Service Corp. International (a).........      45,933        421,665
Stewart Enterprises, Inc. (Class
  A) (a)................................      14,430         90,187
                                                       ------------
                                                          1,016,927
                                                       ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.3%
Asset Acceptance Capital Corp. (b)......       1,904         12,014
Encore Capital Group, Inc. (a)(b).......       2,356         38,756
Life Partners Holdings, Inc. (a)........       1,124         24,919
MarketAxess Holdings, Inc. .............       5,035         79,201
PHH Corp. (a)(b)........................       9,898        233,296
                                                       ------------
                                                            388,186
                                                       ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.5%
Alaska Communications Systems Group,
  Inc. (a)..............................       7,619         61,866
Atlantic Tele-Network, Inc. (a).........       1,620         72,787
Cincinnati Bell, Inc. (a)(b)............      36,939        125,962
Cogent Communications Group,
  Inc. (a)(b)...........................       7,739         80,563
Consolidated Communications Holdings,
  Inc. (a)..............................       4,040         76,599
Iowa Telecommunications Services,
  Inc. (a)..............................       5,746         95,958
SureWest Communications (a)(b)..........       2,721         23,373
                                                       ------------
                                                            537,108
                                                       ------------
ELECTRIC UTILITIES -- 2.5%
ALLETE, Inc. (a)........................       5,187        173,661
Central Vermont Public Service
  Corp. (a).............................       1,714         34,571
Cleco Corp. (a).........................      11,056        293,537
El Paso Electric Co. (b)................       8,089        166,634
Empire District Electric Co. ...........       6,498        117,094
Great Plains Energy, Inc. (a)...........      24,745        459,515
Hawaiian Electric Industries, Inc. (a)..      16,754        376,127
IDACORP, Inc. (a).......................       8,629        298,736
MGE Energy, Inc. (a)....................       4,226        149,431
PNM Resources, Inc. (a).................      13,915        174,355
Portland General Electric Co. ..........      13,752        265,551
UIL Holdings Corp. (a)..................       5,478        150,645
Unisource Energy Corp. .................       6,496        204,234
Unitil Corp. (a)........................       1,921         44,663
                                                       ------------
                                                          2,908,754
                                                       ------------
ELECTRICAL EQUIPMENT -- 1.4%
A.O. Smith Corp. (a)....................       4,500        236,565
Acuity Brands, Inc. (a).................       7,886        332,868
Advanced Battery Technologies,
  Inc. (a)(b)...........................      10,250         39,975

SPDR DOW JONES SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Brady Corp. (Class A)...................       8,455   $    263,120
Franklin Electric Co., Inc. ............       3,347        100,376
Generac Holdings, Inc. (b)..............       3,387         47,452
GrafTech International, Ltd. (b)........      21,878        299,072
Thomas & Betts Corp. (b)................       9,757        382,865
                                                       ------------
                                                          1,702,293
                                                       ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS &
  COMPONENTS -- 2.0%
Agilysys, Inc. (a)......................       2,499         27,914
AVX Corp. ..............................       9,089        129,064
Checkpoint Systems, Inc. (b)............       7,069        156,366
Coherent, Inc. (b)......................       4,059        129,726
CTS Corp. ..............................       6,157         57,999
Electro Rent Corp. .....................       3,136         41,176
Littelfuse, Inc. (a)(b).................       3,861        146,757
Mercury Computer System, Inc. (b).......       4,302         59,023
Methode Electronics, Inc. (Class A).....       6,722         66,548
MTS Systems Corp. ......................       3,031         87,990
Park Electrochemical Corp. (a)..........       3,387         97,342
Rofin-Sinar Technologies, Inc. (b)......       5,279        119,411
Sanmina-SCI Corp. (a)(b)................      14,389        237,418
Scansource, Inc. (a)(b).................       4,876        140,331
Smart Modular Technologies (WWH),
  Inc. (b)..............................       7,667         59,113
SYNNEX Corp. (a)(b).....................       3,547        104,849
Tech Data Corp. (b).....................       9,242        387,240
Technitrol, Inc. .......................       6,668         35,207
Vishay Intertechnology, Inc. (b)........      31,247        319,657
X-Rite, Inc. (a)(b).....................       6,269         18,995
                                                       ------------
                                                          2,422,126
                                                       ------------
ENERGY EQUIPMENT & SERVICES -- 0.4%
Bristow Group, Inc. (a)(b)..............       6,063        228,757
Gulf Island Fabrication, Inc. (a).......       2,101         45,697
Gulfmark Offshore, Inc. (Class
  A) (a)(b).............................       4,728        125,528
PHI, Inc. (non-voting) (a)(b)...........       2,402         50,874
                                                       ------------
                                                            450,856
                                                       ------------
FOOD & STAPLES RETAILING -- 1.3%
Arden Group, Inc. (Class A) (a).........         248         26,357
BJ's Wholesale Club, Inc. (a)(b)........      10,012        370,344
Casey's General Stores, Inc. ...........       9,271        291,109
Ingles Markets, Inc. (a)................       2,046         30,751
Nash Finch Co. (a)......................       2,201         74,064
Pantry, Inc. (b)........................       4,148         51,809
PriceSmart, Inc. (a)....................       2,979         69,262
Ruddick Corp. (a).......................       7,721        244,292
Spartan Stores, Inc. (a)................       3,813         54,984
The Andersons, Inc. (a).................       3,310        110,819
Village Super Market, Inc. (Class
  A) (a)................................         799         22,396
Weis Markets, Inc. (a)..................       2,266         82,392
Winn-Dixie Stores, Inc. (a)(b)..........      10,009        125,012
                                                       ------------
                                                          1,553,591
                                                       ------------
FOOD PRODUCTS -- 2.2%
American Italian Pasta Co. (a)(b).......       3,787        147,201
B&G Foods, Inc. ........................       8,480         88,870
Cal-Maine Foods, Inc. (a)...............       2,410         81,675
Calavo Growers, Inc. ...................       2,148         39,180
Chiquita Brands International,
  Inc. (a)(b)...........................       7,910        124,424
Corn Products International, Inc. ......      13,548        469,574
Del Monte Foods Co. ....................      35,876        523,790
Dole Food Co., Inc. (a)(b)..............       6,097         72,249
Farmer Brothers Co. (a).................       1,003         18,796
Fresh Del Monte Produce, Inc. (b).......       7,429        150,437
Hain Celestial Group, Inc. (a)(b).......       7,417        128,685
Lancaster Colony Corp. (a)..............       3,729        219,862
Lance, Inc. ............................       5,839        135,056
Pilgrim's Pride Corp. (b)...............       8,360         88,950
Sanderson Farms, Inc. (a)...............       3,171        169,997
Seneca Foods Corp. (a)(b)...............       1,552         45,194
Tootsie Roll Industries, Inc. (a).......       4,289        115,924
                                                       ------------
                                                          2,619,864
                                                       ------------
GAS UTILITIES -- 1.8%
Chesapeake Utilities Corp. (a)..........       1,610         47,978
Laclede Group, Inc. (a).................       3,828        129,080
New Jersey Resources Corp. (a)..........       7,611        285,869
Nicor, Inc. (a).........................       8,221        344,624
Northwest Natural Gas Co. (a)...........       4,865        226,709
Piedmont Natural Gas Co., Inc. (a)......      12,617        347,977
South Jersey Industries, Inc. (a).......       5,454        229,014
Southwest Gas Corp. ....................       8,183        244,835
WGL Holdings, Inc. (a)..................       9,175        317,914
                                                       ------------
                                                          2,174,000
                                                       ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.2%
Analogic Corp. (a)......................       2,222         94,946
Atrion Corp. ...........................         292         41,768
CONMED Corp. (a)(b).....................       5,172        123,145
Hill-Rom Holdings, Inc. (a).............      11,454        311,663
Invacare Corp. (a)......................       5,690        151,013
STERIS Corp. (a)........................       9,882        332,628
The Cooper Cos., Inc. (a)...............       8,299        322,665
                                                       ------------
                                                          1,377,828
                                                       ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.8%
Cross Country Healthcare, Inc. (a)(b)...       4,852         49,054
Gentiva Health Services, Inc. (a)(b)....       5,297        149,799
Hanger Orthopedic Group, Inc. (a)(b)....       5,499         99,972
Health Net, Inc. (b)....................      18,979        472,008
HEALTHSOUTH Corp. (a)(b)................      17,079        319,377
Kindred Healthcare, Inc. (a)(b).........       7,144        128,949
Landauer, Inc. (a)......................       1,620        105,656
LifePoint Hospitals, Inc. (a)(b)........      10,028        368,830
Magellan Health Services, Inc. (b)......       6,461        280,924
Medcath Corp. (a)(b)....................       2,777         29,075
Molina Healthcare, Inc. (a)(b)..........       2,242         56,431
National Healthcare Corp. (a)...........       1,582         55,971
Owens & Minor, Inc. (a).................       7,624        353,677
RehabCare Group, Inc. (b)...............       4,150        113,171
Res-Care, Inc. (a)(b)...................       4,323         51,833
Skilled Healthcare Group, Inc. (Class
  A) (a)(b).............................       3,940         24,310
Sun Healthcare Group, Inc. (a)(b).......       7,507         71,617
Tenet Healthcare Corp. (b)..............      86,446        494,471

SPDR DOW JONES SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Triple-S Management Corp. (Class
  B) (b)................................       3,480   $     61,770
                                                       ------------
                                                          3,286,895
                                                       ------------
HEALTH CARE TECHNOLOGY -- 0.0% (C)
MedQuist, Inc. (a)......................       1,568         12,246
                                                       ------------
HOTELS, RESTAURANTS & LEISURE -- 2.1%
AFC Enterprises, Inc. (a)(b)............       4,215         45,227
Ameristar Casinos, Inc. (a).............       4,066         74,083
Bob Evans Farms, Inc. ..................       5,505        170,160
Boyd Gaming Corp. (a)(b)................      10,077         99,561
Brinker International, Inc. ............      18,521        357,085
Churchill Downs, Inc. (a)...............       1,752         65,700
CKE Restaurants, Inc. (a)...............       8,736         96,707
Cracker Barrel Old Country
  Store, Inc. ..........................       4,188        194,239
Gaylord Entertainment Co. (a)(b)........       6,424        188,159
International Speedway Corp. (Class A)..       5,127        132,123
Jack in the Box, Inc. (a)(b)............      10,380        244,449
Krispy Kreme Doughnuts, Inc. (a)(b).....      10,011         40,244
Landry's Restaurants, Inc. (a)(b).......       1,215         21,773
Marcus Corp. (a)........................       3,634         47,206
Orient-Express Hotels, Ltd. (Class
  A) (a)(b).............................      19,007        269,519
Ruby Tuesday, Inc. (a)(b)...............      10,532        111,323
Speedway Motorsports, Inc. (a)..........       2,359         36,824
The Steak N Shake Co. (a)(b)............         257         97,986
Vail Resorts, Inc. (b)..................       6,487        260,064
                                                       ------------
                                                          2,552,432
                                                       ------------
HOUSEHOLD DURABLES -- 1.6%
American Greetings Corp. (Class A) (a)..       6,539        136,273
Beazer Homes USA, Inc. (b)..............      10,858         49,295
Blyth, Inc. (a).........................       1,066         33,312
Brookfield Homes Corp. (a)(b)...........       1,562         13,652
Cavco Industries, Inc. (a)(b)...........       1,184         40,422
CSS Industries, Inc. (a)................       1,356         27,256
Ethan Allen Interiors, Inc. ............       4,749         97,972
Furniture Brands International,
  Inc. (a)(b)...........................       6,043         38,856
Helen of Troy, Ltd. (b).................       5,145        134,079
KB HOME (a).............................      13,970        233,997
La-Z-Boy, Inc. (b)......................       9,483        118,917
M.D.C. Holdings, Inc. (a)...............       6,595        228,253
M/I Homes, Inc. (a)(b)..................       3,068         44,946
Sealy Corp. (a)(b)......................       9,185         32,148
Skyline Corp. (a).......................       1,118         20,795
Standard Pacific Corp. (a)(b)...........      19,241         86,969
Tupperware Brands Corp. ................      11,262        543,054
                                                       ------------
                                                          1,880,196
                                                       ------------
HOUSEHOLD PRODUCTS -- 0.2%
Cellu Tissue Holdings, Inc. (b).........       1,436         14,331
Central Garden & Pet Co. (Class
  A) (a)(b).............................      11,189        102,491
WD-40 Co. (a)...........................       2,774         91,071
                                                       ------------
                                                            207,893
                                                       ------------
INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS -- 0.3%
Dynegy, Inc. (Class A) (b)..............     102,539        129,199
RRI Energy, Inc. (a)(b).................      64,028        236,263
                                                       ------------
                                                            365,462
                                                       ------------
INDUSTRIAL CONGLOMERATES -- 0.6%
Carlisle Cos., Inc. ....................      11,170        425,577
Otter Tail Corp. (a)....................       5,684        124,820
Standex International Corp. ............       2,071         53,370
Tredegar Corp. .........................       4,137         70,660
                                                       ------------
                                                            674,427
                                                       ------------
INSURANCE -- 6.3%
AMBAC Financial Group, Inc. (a)(b)......      48,766         27,153
American Equity Investment Life Holding
  Co. (a)...............................      10,500        111,825
American Physicians Capital, Inc. (a)...       1,567         50,066
AMERISAFE, Inc. (a)(b)..................       3,248         53,170
Argo Group International
  Holdings, Ltd. .......................       5,445        177,453
Arthur J. Gallagher & Co. (a)...........      18,633        457,440
Aspen Insurance Holdings, Ltd. .........      14,085        406,211
Baldwin & Lyons, Inc. (Class B) (a).....       1,692         40,760
CNA Surety Corp. (a)(b).................       2,692         47,891
Conseco, Inc. (b).......................      45,217        281,250
Delphi Financial Group..................       8,475        213,231
Donegal Group, Inc. (Class A) (a).......       2,244         32,560
EMC Insurance Group, Inc. (a)...........         823         18,534
Employers Holdings, Inc. ...............       8,062        119,721
Endurance Specialty Holdings, Ltd. .....       9,343        347,092
Enstar Group, Ltd. (a)(b)...............       1,283         88,732
Erie Indemnity Co. (Class A) (a)........       5,800        250,154
FBL Financial Group, Inc. (Class
  A) (a)................................       2,276         55,717
First Mercury Financial Corp. (a).......       2,576         33,565
Flagstone Reinsurance Holdings,
  Ltd. (a)..............................       6,442         73,825
FPIC Insurance Group, Inc. (a)(b).......       1,242         33,671
Greenlight Capital Re, Ltd. (Class
  A) (a)(b).............................       5,463        145,753
Harleysville Group, Inc. (a)............       2,195         74,103
Hilltop Holdings, Inc. (a)(b)...........       7,397         86,915
Horace Mann Educators Corp. ............       6,893        103,809
Infinity Property & Casualty Corp. .....       2,510        114,054
Kansas City Life Insurance Co. (a)......         620         19,580
Maiden Holdings, Ltd. (a)...............      10,372         76,649
MBIA, Inc. (b)..........................      28,597        179,303
Meadowbrook Insurance Group, Inc. (a)...       9,966         78,731
Mercury General Corp. (a)...............       4,817        210,599
Montpelier Re Holdings, Ltd. (a)........      14,247        239,492
National Financial Partners
  Corp. (a)(b)..........................       7,406        104,425
National Interstate Corp. (a)...........       1,040         21,538
National Western Life Insurance Co.
  (Class A) (a).........................         383         70,606
Navigators Group, Inc. (b)..............       2,501         98,364
OneBeacon Insurance Group, Ltd.
  (Class A).............................       3,943         68,017

SPDR DOW JONES SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Platinum Underwriters Holdings, Ltd. ...       9,111   $    337,836
PMA Capital Corp. (Class A) (b).........       5,382         33,046
Presidential Life Corp. (a).............       3,742         37,308
ProAssurance Corp. (a)(b)...............       5,933        347,318
Protective Life Corp. ..................      15,664        344,451
RLI Corp. (a)...........................       3,552        202,535
Safety Insurance Group, Inc. (a)........       2,808        105,777
Selective Insurance Group, Inc. ........       9,397        155,990
StanCorp Financial Group, Inc. (a)......       8,971        427,289
State Auto Financial Corp. .............       2,333         41,877
Stewart Information Services Corp. .....       2,892         39,910
Symetra Financial Corp. (a)(b)..........       5,441         71,712
The Phoenix Cos., Inc. (a)(b)...........      18,627         45,077
United America Indemnity, Ltd. (Class
  A) (b)................................       4,936         47,238
United Fire & Casualty Co. .............       3,936         70,809
Unitrin, Inc. ..........................       8,203        230,094
Universal Insurance Holdings, Inc. (a)..       3,606         18,246
Zenith National Insurance Corp. (a).....       6,821        261,381
                                                       ------------
                                                          7,429,853
                                                       ------------
INTERNET SOFTWARE & SERVICES -- 0.2%
EarthLink, Inc. ........................      18,766        160,262
United Online, Inc. ....................      15,299        114,436
                                                       ------------
                                                            274,698
                                                       ------------
IT SERVICES -- 1.1%
CACI International, Inc. (Class
  A) (a)(b).............................       5,491        268,235
CIBER, Inc. (a)(b)......................      10,422         38,978
Convergys Corp. (a)(b)..................      21,245        260,464
CSG Systems International, Inc. (b).....       6,391        133,955
Global Cash Access Holdings,
  Inc. (a)(b)...........................       5,939         48,522
iGate Corp. ............................       4,034         39,251
infoGROUP, Inc. (b).....................       5,147         40,146
MAXIMUS, Inc. ..........................       3,099        188,822
MoneyGram International, Inc. (a)(b)....      15,802         60,206
SRA International, Inc. (Class A) (b)...       7,600        158,004
TNS, Inc. (b)...........................       4,706        104,944
                                                       ------------
                                                          1,341,527
                                                       ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.9%
Callaway Golf Co. (a)...................      11,821        104,261
Eastman Kodak Co. (a)(b)................      46,574        269,664
JAKKS Pacific, Inc. (a)(b)..............       4,709         61,453
Leapfrog Enterprises, Inc. (a)(b).......       6,599         43,223
Marine Products Corp. (a)(b)............       2,468         14,808
Polaris Industries, Inc. (a)............       5,944        304,095
Pool Corp. (a)..........................       8,852        200,409
RC2 Corp. (b)...........................       3,890         58,233
                                                       ------------
                                                          1,056,146
                                                       ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.0% (C)
Albany Molecular Research, Inc. (b).....       3,920         32,732
Cambrex Corp. (a)(b)....................       5,005         20,270
                                                       ------------
                                                             53,002
                                                       ------------
MACHINERY -- 4.0%
Albany International Corp. (Class
  A) (a)................................       4,560         98,177
Ampco-Pittsburgh Corp. .................       1,391         34,525
Barnes Group, Inc. (a)..................       7,845        152,585
Blount International, Inc. (a)(b).......       6,589         68,262
Briggs & Stratton Corp. (a).............       8,967        174,857
Cascade Corp. (a).......................       1,469         47,316
Crane Co. (a)...........................       9,287        329,688
EnPro Industries, Inc. (a)(b)...........       3,653        106,229
Federal Signal Corp. (a)................       9,108         82,063
Graco, Inc. (a).........................      10,993        351,776
IDEX Corp. .............................      14,770        488,887
Kaydon Corp. ...........................       6,081        228,646
Kennametal, Inc. (a)....................      14,686        412,970
Mueller Industries, Inc. ...............       6,778        181,583
Mueller Water Products, Inc. (Class
  A) (a)................................      28,167        134,638
NACCO Industries, Inc. .................         933         69,182
Robbins & Myers, Inc. (a)...............       4,495        107,071
Snap-On, Inc. ..........................      10,513        455,633
Tecumseh Products Co. (Class A) (a)(b)..       2,743         33,657
Tennant Co. (a).........................       2,832         77,568
The Manitowoc Co., Inc. ................      23,763        308,919
The Toro Co. ...........................       6,264        308,001
Titan International, Inc. (a)...........       6,052         52,834
Trinity Industries, Inc. (a)............      14,558        290,578
Watts Water Technologies, Inc. (a)......       5,375        166,948
                                                       ------------
                                                          4,762,593
                                                       ------------
MARINE -- 0.4%
Alexander & Baldwin, Inc. (a)...........       7,561        249,891
Baltic Trading, Ltd. (b)................       3,069         41,585
Eagle Bulk Shipping, Inc. (a)(b)........      11,259         59,785
Genco Shipping & Trading, Ltd. (a)(b)...       5,042        106,437
Horizon Lines, Inc. (Class A) (a).......       5,154         28,038
                                                       ------------
                                                            485,736
                                                       ------------
MEDIA -- 1.7%
Arbitron, Inc. (a)......................       4,856        129,461
Ascent Media Corp. (Class A) (a)(b).....       2,464         67,144
Belo Corp. (a)..........................      16,626        113,389
Cinemark Holdings, Inc. ................       8,206        150,498
Dex One Corp. (b).......................       9,152        255,524
Entercom Communications Corp. (Class
  A) (b)................................       4,597         54,658
Entravision Communications Corp. (Class
  A) (b)................................       9,253         25,538
Harte-Hanks, Inc. (a)...................       6,800         87,448
Journal Communications, Inc. (Class
  A) (b)................................       7,156         30,055
LIN TV Corp. (Class A) (b)..............       5,103         29,342
Meredith Corp. (a)......................       6,665        229,343
PRIMEDIA, Inc. (a)......................       3,360         11,559
Regal Entertainment Group (a)...........      14,270        250,724
Scholastic Corp. .......................       5,063        141,764
Sinclair Broadcast Group, Inc. (a)(b)...       7,996         40,620
The E.W. Scripps Co. (Class A) (a)(b)...       4,708         39,783
The McClatchy Co. (Class A) (a)(b)......      10,353         50,833

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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
The New York Times Co. (Class
  A) (a)(b).............................      17,252   $    192,015
Value Line, Inc. (a)....................         254          5,865
World Wrestling Entertainment, Inc.
  (Class A) (a).........................       4,651         80,462
                                                       ------------
                                                          1,986,025
                                                       ------------
METALS & MINING -- 1.5%
AK Steel Holding Corp. .................      20,002        457,246
AMCOL International Corp. (a)...........       4,521        122,971
Carpenter Technology Corp. .............       8,069        295,325
Coeur d'Alene Mines Corp. (a)(b)........      13,937        208,776
Commercial Metals Co. ..................      20,559        309,619
Kaiser Aluminum Corp. ..................       2,673        103,098
US Gold Corp. (a)(b)....................      15,393         41,561
Worthington Industries, Inc. (a)........      11,772        203,538
                                                       ------------
                                                          1,742,134
                                                       ------------
MULTI-UTILITIES -- 0.6%
Avista Corp. (a)........................       9,963        206,334
Black Hills Corp. (a)...................       6,889        209,081
CH Energy Group, Inc. (a)...............       2,791        113,985
NorthWestern Corp. (a)..................       6,404        171,691
                                                       ------------
                                                            701,091
                                                       ------------
MULTILINE RETAIL -- 0.9%
Big Lots, Inc. (a)(b)...................      14,914        543,168
Dillard's, Inc. (Class A) (a)...........       9,831        232,012
Fred's, Inc. (Class A) (a)..............       6,392         76,576
Retail Ventures, Inc. (a)(b)............       2,236         21,264
Saks, Inc. (a)(b).......................      25,741        221,373
                                                       ------------
                                                          1,094,393
                                                       ------------
OIL, GAS & CONSUMABLE FUELS -- 1.0%
Clayton Williams Energy, Inc. (a)(b)....       1,642         57,437
Cloud Peak Energy, Inc. (b).............       5,638         93,816
Crude Carriers Corp. (b)................       2,471         42,081
DHT Holdings, Inc. (a)..................       8,166         32,011
General Maritime Corp. (a)..............       8,830         63,488
Harvest Natural Resources, Inc. (a)(b)..       5,382         40,526
James River Coal Co. (a)(b).............       4,687         74,523
Overseas Shipholding Group, Inc. (a)....       4,914        192,776
Ship Finance International, Ltd. (a)....       7,542        133,946
Stone Energy Corp. (a)(b)...............       7,531        133,675
Teekay Corp. (a)........................       7,509        170,755
USEC, Inc. (a)(b).......................      19,837        114,460
                                                       ------------
                                                          1,149,494
                                                       ------------
PAPER & FOREST PRODUCTS -- 1.1%
Buckeye Technologies, Inc. (b)..........       6,720         87,898
Domtar Corp. (a)(b).....................       7,675        494,347
Glatfelter (a)..........................       8,041        116,514
KapStone Paper and Packaging Corp. (b)..       7,566         89,808
Louisiana-Pacific Corp. (a)(b)..........      22,372        202,467
Neenah Paper, Inc. (a)..................       2,556         40,487
Schweitzer-Mauduit International,
  Inc. (a)..............................       3,077        146,342
Wausau Paper Corp. (b)..................       8,376         71,531
                                                       ------------
                                                          1,249,394
                                                       ------------
PERSONAL PRODUCTS -- 0.8%
Elizabeth Arden, Inc. (b)...............       4,598         82,764
Herbalife, Ltd. ........................      11,066        510,364
Nu Skin Enterprises, Inc. (Class A).....       9,386        273,133
Prestige Brands Holdings, Inc. (b)......       7,759         69,831
                                                       ------------
                                                            936,092
                                                       ------------
PHARMACEUTICALS -- 0.4%
Medicis Pharmaceutical Corp. (Class A)..      10,888        273,942
Par Pharmaceutical Cos., Inc. (b).......       6,154        152,619
                                                       ------------
                                                            426,561
                                                       ------------
PROFESSIONAL SERVICES -- 0.2%
CDI Corp. (a)...........................       2,190         32,106
Kelly Services, Inc. (Class A) (a)(b)...       4,685         78,052
School Specialty, Inc. (a)(b)...........       2,723         61,839
Volt Information Sciences, Inc. (a)(b)..       1,562         15,948
                                                       ------------
                                                            187,945
                                                       ------------
REAL ESTATE INVESTMENT TRUSTS -- 14.1%
Acadia Realty Trust (a).................       7,259        129,646
Alexandria Real Estate Equities,
  Inc. (a)..............................       7,986        539,854
American Campus Communities, Inc. (a)...       9,445        261,249
American Capital Agency Corp. (a).......       3,449         88,294
Anworth Mortgage Asset Corp. (a)........      20,755        139,889
Apartment Investment & Management Co.
  (Class A) (a).........................      21,389        393,771
Associated Estates Realty Corp. ........       3,854         53,147
BioMed Realty Trust, Inc. (a)...........      18,183        300,747
Brandywine Realty Trust (a).............      23,536        287,375
BRE Properties, Inc. (a)................      10,101        361,111
Camden Property Trust (a)...............      11,537        480,285
Caplease, Inc. (a)......................       8,445         46,870
Capstead Mortgage Corp. (a).............      12,668        151,509
CBL & Associates Properties, Inc. ......      25,234        345,706
Cedar Shopping Centers, Inc. ...........      11,112         87,896
Chimera Investment Corp. (a)............     115,039        447,502
Cogdell Spencer, Inc. ..................       7,786         57,616
Colonial Properties Trust (a)...........      11,839        152,486
Colony Financial, Inc. (a)..............       2,678         53,560
Cousins Properties, Inc. (a)............      16,295        135,411
CreXus Investment Corp. (a).............       2,286         30,564
Cypress Sharpridge Investments, Inc. ...       3,434         45,947
DCT Industrial Trust, Inc. (a)..........      37,946        198,458
Developers Diversified Realty
  Corp. (a).............................      34,586        420,912
DiamondRock Hospitality Co. (b).........      21,870        221,106
Douglas Emmett, Inc. (a)................      22,231        341,690
Duke Realty Corp. ......................      40,269        499,336
DuPont Fabros Technology, Inc. (a)......       7,638        164,904
EastGroup Properties, Inc. (a)..........       4,752        179,340
Education Realty Trust, Inc. ...........       9,961         57,176
Entertainment Properties Trust..........       7,691        316,331
Equity One, Inc. .......................       7,679        145,056
FelCor Lodging Trust, Inc. (a)(b).......      10,786         61,480
First Industrial Realty Trust,
  Inc. (a)(b)...........................      10,387         80,603
First Potomac Realty Trust (a)..........       6,317         94,944

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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Franklin Street Properties Corp. (a)....      13,182   $    190,216
Getty Realty Corp. (a)..................       2,960         69,264
Glimcher Realty Trust (a)...............      12,578         63,770
Government Properties Income Trust......       3,347         87,055
Hatteras Financial Corp. (a)............       6,407        165,108
Healthcare Realty Trust, Inc. (a).......      10,766        250,740
Hersha Hospitality Trust................      22,595        117,042
Highwoods Properties, Inc. (a)..........      12,970        411,538
Home Properties, Inc. (a)...............       6,141        287,399
Hospitality Properties Trust............      22,183        531,283
HRPT Properties Trust (a)...............      45,963        357,592
Inland Real Estate Corp. (a)............      13,411        122,711
Invesco Mortgage Capital, Inc. (a)......       2,731         62,813
Investors Real Estate Trust (a).........      13,460        121,409
iStar Financial, Inc. (a)(b)............      16,667         76,502
Kilroy Realty Corp. (a).................       7,898        243,574
Kite Realty Group Trust.................      10,890         51,510
Lexington Realty Trust (a)..............      18,465        120,207
LTC Properties, Inc. ...................       4,121        111,514
Mack-Cali Realty Corp. .................      14,295        503,899
Medical Properties Trust, Inc. (a)......      14,669        153,731
MFA Financial, Inc. ....................      51,319        377,708
Mid-America Apartment Communities,
  Inc. (a)..............................       5,282        273,555
National Health Investors, Inc. (a).....       4,228        163,877
National Retail Properties, Inc. (a)....      15,082        344,322
NorthStar Realty Finance Corp. (a)......      12,576         52,945
OMEGA Healthcare Investors, Inc. (a)....      15,579        303,635
Parkway Properties, Inc. (a)............       3,646         68,472
Pennsylvania Real Estate Investment
  Trust (a).............................       8,002         99,785
Pennymac Mortgage Investment
  Trust (a)(b)..........................       2,911         48,352
Post Properties, Inc. (a)...............       8,631        190,055
Potlatch Corp. (a)......................       7,231        253,374
PS Business Parks, Inc. ................       3,324        177,502
Ramco-Gershenson Properties Trust (a)...       5,542         62,403
Redwood Trust, Inc. (a).................      12,761        196,775
Saul Centers, Inc. .....................       1,298         53,737
Senior Housing Properties Trust.........      22,839        505,884
Sovran Self Storage, Inc. ..............       5,032        175,416
Starwood Property Trust, Inc. (a).......       8,411        162,332
Sun Communities, Inc. (a)...............       3,175         80,010
Sunstone Hotel Investors, Inc. (a)(b)...      17,975        200,781
The Macerich Co. .......................           1             38
UDR, Inc. (a)...........................      27,472        484,606
Universal Health Realty Income
  Trust (a).............................       1,843         65,132
Urstadt Biddle Properties...............         634          9,015
Urstadt Biddle Properties (Class
  A) (a)................................       3,076         48,632
Walter Investment Management Corp. (a)..       4,337         69,392
Washington Real Estate Investment
  Trust (a).............................      10,933        334,003
Weingarten Realty Investors (a).........      21,492        463,367
Winthrop Realty Trust...................       3,007         36,204
                                                       ------------
                                                         16,771,957
                                                       ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.4%
Avatar Holdings, Inc. (a)(b)............       1,331         28,936
Forest City Enterprises, Inc. (Class
  A) (a)(b).............................      22,129        318,879
Forestar Real Estate Group,
  Inc. (a)(b)...........................       6,345        119,793
                                                       ------------
                                                            467,608
                                                       ------------
ROAD & RAIL -- 0.8%
AMERCO, Inc. (a)(b).....................       1,081         58,687
Arkansas Best Corp. (a).................       4,006        119,699
Avis Budget Group, Inc. (a)(b)..........      18,655        214,533
Con-way, Inc. ..........................       8,973        315,132
Universal Truckload Services,
  Inc. (a)(b)...........................       1,004         17,650
Werner Enterprises, Inc. (a)............       9,358        216,825
                                                       ------------
                                                            942,526
                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 2.1%
Actel Corp. (a)(b)......................       4,356         60,330
Brooks Automation, Inc. (b).............      11,083         97,752
Cohu, Inc. .............................       4,000         55,080
Conexant Systems, Inc. (a)(b)...........      14,475         49,215
DSP Group, Inc. (b).....................       4,034         33,603
Exar Corp. (a)(b).......................       6,852         48,307
Fairchild Semiconductor International,
  Inc. (b)..............................      22,706        241,819
Intersil Corp. (Class A)................      22,372        330,211
Kulicke & Soffa Industries,
  Inc. (a)(b)...........................      12,117         87,848
Lattice Semiconductor Corp. (b).........      19,775         72,574
LTX-Credence Corp. (b)..................      26,427         80,074
Micrel, Inc. ...........................       7,693         82,007
Novellus Systems, Inc. (b)..............      17,875        446,875
PMC-Sierra, Inc. (b)....................      41,640        371,429
Silicon Storage Technology,
  Inc. (a)(b)...........................      14,465         43,974
Teradyne, Inc. (a)(b)...................      31,610        353,084
                                                       ------------
                                                          2,454,182
                                                       ------------
SOFTWARE -- 1.3%
Compuware Corp. (b).....................      41,207        346,139
Epicor Software Corp. (a)(b)............       8,402         80,323
Fair Isaac Corp. (a)....................       8,569        217,139
JDA Software Group, Inc. (b)............       7,344        204,310
Novell, Inc. (b)........................      63,195        378,538
OPNET Technologies, Inc. ...............       2,348         37,850
Renaissance Learning, Inc. .............       1,167         18,940
S1 Corp. (a)(b).........................       9,559         56,398
Take-Two Interactive Software,
  Inc. (b)..............................      15,226        149,976
                                                       ------------
                                                          1,489,613
                                                       ------------
SPECIALTY RETAIL -- 4.6%
America's Car-Mart, Inc. (b)............       2,032         49,012
Asbury Automotive Group, Inc. (a)(b)....       5,552         73,842
Barnes & Noble, Inc. (a)................       7,143        154,432
Big 5 Sporting Goods Corp. (a)..........       3,248         49,435
Brown Shoe Co., Inc. (a)................       7,853        121,564
Christopher & Banks Corp. (a)...........       6,165         49,320
Collective Brands, Inc. (a)(b)..........      11,700        266,058
Conn's, Inc. (a)(b).....................       2,012         15,754

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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Foot Locker, Inc. ......................      28,356   $    426,474
Genesco, Inc. (a)(b)....................       4,348        134,831
Group 1 Automotive, Inc. (a)(b).........       4,400        140,184
Haverty Furniture Cos., Inc. (a)........       3,514         57,348
Hot Topic, Inc. (a).....................       7,619         49,524
Jo-Ann Stores, Inc. (a)(b)..............       4,726        198,398
Kirkland's, Inc. (a)(b).................       2,175         45,675
MarineMax, Inc. (a)(b)..................       4,015         43,201
OfficeMax, Inc. (a)(b)..................      13,894        228,140
Penske Automotive Group, Inc. (a)(b)....       7,885        113,702
Pier 1 Imports, Inc. (a)(b).............      19,221        122,438
RadioShack Corp. .......................      22,493        509,017
Rent-A-Center, Inc. (b).................      12,085        285,810
Sally Beauty Holdings, Inc. (a)(b)......      17,404        155,244
Select Comfort Corp. (a)(b).............       9,867         78,640
Shoe Carnival, Inc. (b).................       1,649         37,696
Signet Jewelers, Ltd. (b)...............      15,609        504,795
Sonic Automotive, Inc. (Class
  A) (a)(b).............................       6,392         70,312
Stage Stores, Inc. .....................       7,014        107,945
Stein Mart, Inc. (a)(b).................       4,588         41,430
The Buckle, Inc. (a)....................       4,841        177,955
The Cato Corp. (Class A)................       4,883        104,692
The Children's Place Retail Stores,
  Inc. (a)(b)...........................       3,511        156,415
The Finish Line, Inc. (Class A) (a).....       9,392        153,277
The Men's Wearhouse, Inc. (a)...........       8,543        204,519
The Pep Boys -- Manny, Moe & Jack (a)...       8,563         86,058
Williams-Sonoma, Inc. (a)...............      17,422        458,024
                                                       ------------
                                                          5,471,161
                                                       ------------
TEXTILES, APPAREL & LUXURY GOODS -- 2.7%
Columbia Sportswear Co. (a).............       2,698        141,726
Hanesbrands, Inc. (b)...................      17,163        477,475
Iconix Brand Group, Inc. (a)(b).........      13,051        200,463
Jones Apparel Group, Inc. ..............      15,632        297,321
Kenneth Cole Productions, Inc. (Class
  A) (b)................................       1,254         16,064
Liz Claiborne, Inc. (a)(b)..............      17,349        128,903
Maidenform Brands, Inc. (b).............       4,134         90,328
Movado Group, Inc. (a)(b)...............       2,859         32,250
Oxford Industries, Inc. (a).............       2,377         48,324
Perry Ellis International, Inc. (b).....       1,825         41,336
Phillips-Van Heusen Corp. ..............       9,203        527,884
Skechers USA, Inc. (a)(b)...............       5,966        216,685
The Timberland Co. (Class A) (b)........       8,375        178,722
The Warnaco Group, Inc. (b).............       8,359        398,808
UniFirst Corp. .........................       2,358        121,437
Weyco Group, Inc. (a)...................       1,339         31,493
Wolverine World Wide, Inc. .............       9,073        264,569
                                                       ------------
                                                          3,213,788
                                                       ------------
THRIFTS & MORTGAGE FINANCE -- 2.3%
Astoria Financial Corp. (a).............      15,767        228,621
Bank Mutual Corp. (a)...................       8,319         54,074
BankFinancial Corp. (a).................       3,402         31,196
Berkshire Hills Bancorp, Inc. (a).......       2,329         42,691
Brookline Bancorp, Inc. (a).............      10,659        113,412
Clifton Savings Bancorp, Inc. (a).......       1,692         15,685
Dime Community Bancshares (a)...........       5,217         65,891
Doral Financial Corp. (b)...............         774          3,336
ESSA Bancorp, Inc. (a)..................       2,236         28,039
First Financial Holdings, Inc. (a)......       2,822         42,499
First Financial Northwest, Inc. (a).....       2,455         16,768
First Niagara Financial Group, Inc. ....      33,848        481,319
Flagstar Bancorp, Inc. (a)(b)...........      17,242         10,345
Flushing Financial Corp. (a)............       5,348         67,706
Kearny Financial Corp. (a)..............       3,638         37,944
Meridian Interstate Bancorp,
  Inc. (a)(b)...........................       1,715         17,836
MGIC Investment Corp. (a)(b)............      22,871        250,895
Northwest Bancshares, Inc. .............       7,879         92,499
Oritani Financial Corp. ................       2,035         32,702
Provident Financial Services, Inc. (a)..       9,979        118,750
Provident New York Bancorp (a)..........       6,500         61,620
Radian Group, Inc. (a)..................      14,718        230,190
Rockville Financial, Inc. (a)...........       1,438         17,529
Roma Financial Corp. (a)................       1,250         15,675
The PMI Group, Inc. (a)(b)..............      14,504         78,612
TrustCo Bank Corp. NY (a)...............      13,193         81,401
United Financial Bancorp, Inc. (a)......       2,579         36,054
Washington Federal, Inc. ...............      20,550        417,576
Westfield Financial, Inc. (a)...........       4,978         45,748
WSFS Financial Corp. (a)................       1,276         49,764
                                                       ------------
                                                          2,786,377
                                                       ------------
TOBACCO -- 0.4%
Alliance One International,
  Inc. (a)(b)...........................      16,268         82,804
Universal Corp. (a).....................       4,386        231,099
Vector Group, Ltd. (a)..................       7,426        114,583
                                                       ------------
                                                            428,486
                                                       ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.8%
Aceto Corp. (a).........................       4,194         25,332
Aircastle, Ltd. (a).....................       7,596         71,934
Applied Industrial Technologies,
  Inc. (a)..............................       6,857        170,396
GATX Corp. (a)..........................       7,413        212,382
Kaman Corp. (Class A)...................       4,470        111,795
Lawson Products, Inc. (a)...............         674         10,427
TAL International Group, Inc. (a).......       2,210         44,156
Textainer Group Holdings, Ltd. (a)......       3,263         70,318
Watsco, Inc. ...........................       5,126        291,567
                                                       ------------
                                                          1,008,307
                                                       ------------
WATER UTILITIES -- 0.3%
American States Water Co. (a)...........       3,355        116,419
California Water Service Group (a)......       3,450        129,754
Connecticut Water Service, Inc. (a).....       1,438         33,462
Middlesex Water Co. (a).................       2,420         41,261
SJW Corp. (a)...........................       2,200         55,924
                                                       ------------
                                                            376,820
                                                       ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
NTELOS Holdings Corp. ..................       5,040         89,662
USA Mobility, Inc. (a)(b)...............       3,896         49,362
                                                       ------------
                                                            139,024
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $119,671,567)...................                118,442,548
                                                       ------------

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SPDR DOW JONES SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
SHORT TERM INVESTMENTS -- 25.8%
MONEY MARKET FUNDS -- 25.8%
State Street Institutional Liquid
  Reserves Fund (e).....................      32,513   $     32,513
State Street Navigator Securuties
  Lending Prime Portfoilio (e)(f).......  30,587,335     30,587,335
                                                       ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $30,619,848)....................                 30,619,848
                                                       ------------
TOTAL INVESTMENTS -- 125.6% (G)
  (Cost $150,291,415)...................                149,062,396
OTHER ASSETS AND
  LIABILITIES -- (25.6)%................                (30,385,510)
                                                       ------------
NET ASSETS -- 100.0%....................               $118,676,886
                                                       ============





(a) Security, or portion thereof, was on loan at March 31, 2010.
(b)  Non-income producing security.
(c)  Amount shown represents less than 0.05% of net assets.
(d) Security is valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Teton Advisor's Inc. value is determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments.)
(e)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(f)  Investments of cash collateral for securities loaned.
(g) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

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SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
COMMON STOCKS -- 99.7%
AUSTRALIA -- 2.1%
BHP Billiton Ltd. ADR (a)...............     25,097   $ 2,015,791
                                                      -----------
BRAZIL -- 1.0%
Petroleo Brasileiro SA ADR..............     23,114       915,083
                                                      -----------
FINLAND -- 0.9%
Nokia Oyj ADR (a)(b)....................     56,572       879,129
                                                      -----------
FRANCE -- 5.3%
BNP Paribas.............................     14,843     1,141,979
France Telecom SA ADR (a)...............     28,433       683,245
Sanofi-Aventis SA ADR (b)...............     32,889     1,228,733
Total  SA ADR...........................     32,726     1,898,763
                                                      -----------
                                                        4,952,720
                                                      -----------
GERMANY -- 3.5%
Allianz SE (a)(b).......................      6,746       847,353
E.ON AG (a).............................     30,120     1,114,048
Siemens AG ADR (a)......................     12,898     1,289,413
                                                      -----------
                                                        3,250,814
                                                      -----------
ITALY -- 0.9%
Eni SpA ADR.............................     18,366       861,916
                                                      -----------
JAPAN -- 3.1%
Mitsubishi UFJ Financial Group, Inc.
  ADR (a)...............................    208,089     1,088,306
Toyota Motor Corp. ADR (a)..............     22,422     1,803,177
                                                      -----------
                                                        2,891,483
                                                      -----------
NETHERLANDS ANTILLES -- 1.2%
Schlumberger, Ltd. (a)..................     17,963     1,139,932
                                                      -----------
SOUTH KOREA -- 1.4%
Samsung Electronics Co., Ltd. GDR (c)...      3,666     1,347,255
                                                      -----------
SPAIN -- 3.3%
Banco Santander SA ADR..................    121,978     1,618,648
Telefonica SA ADR.......................     20,552     1,461,247
                                                      -----------
                                                        3,079,895
                                                      -----------
SWITZERLAND -- 6.8%
Nestle SA...............................     51,905     2,662,933
Novartis AG ADR.........................     36,795     1,990,609
Roche Holding AG........................     10,508     1,707,157
                                                      -----------
                                                        6,360,699
                                                      -----------
UNITED KINGDOM -- 10.9%
BP PLC ADR..............................     46,830     2,672,588
GlaxoSmithKline PLC ADR.................     39,427     1,518,728
HSBC Holdings PLC ADR...................     52,292     2,650,682
Royal Dutch Shell PLC ADR...............     26,669     1,543,068
Vodafone Group PLC ADR (a)..............     78,989     1,839,654
                                                      -----------
                                                       10,224,720
                                                      -----------
UNITED STATES -- 59.3%
Abbott Laboratories.....................     23,170     1,220,596
Apple, Inc. (b).........................     13,628     3,201,626
AT&T, Inc. .............................     88,912     2,297,486
Bank of America Corp. ..................    149,407     2,666,915
Chevron Corp. ..........................     30,109     2,283,166
Cisco Systems, Inc. (b).................     86,362     2,248,003
ConocoPhillips..........................     19,643     1,005,132
Exxon Mobil Corp. (a)...................     71,083     4,761,139
General Electric Co. ...................    159,732     2,907,122
Google, Inc. (Class A) (b)..............      3,625     2,055,411
Hewlett-Packard Co. ....................     35,680     1,896,392
Intel Corp. ............................     83,608     1,861,114
International Business Machines Corp. ..     19,431     2,492,026
Johnson & Johnson.......................     41,572     2,710,494
JPMorgan Chase & Co. ...................     59,499     2,662,580
Merck & Co., Inc. ......................     46,628     1,741,556
Microsoft Corp. ........................    116,854     3,420,317
Oracle Corp. ...........................     57,619     1,480,232
PepsiCo, Inc. ..........................     24,512     1,621,714
Pfizer, Inc. ...........................    120,572     2,067,810
Philip Morris International, Inc. ......     28,691     1,496,523
Procter & Gamble Co. ...................     43,901     2,777,616
The Coca-Cola Co. ......................     32,013     1,760,715
Verizon Communications, Inc. ...........     43,013     1,334,263
Wal-Mart Stores, Inc. ..................     32,316     1,796,770
                                                      -----------
                                                       55,766,718
                                                      -----------
TOTAL COMMON STOCKS --
  (Cost $106,542,058)...................               93,686,155
                                                      -----------
SHORT TERM INVESTMENTS -- 1.1%
MONEY MARKET FUNDS -- 1.1%
State Street Institutional Liquid
  Reserves Fund (d).....................     19,504        19,504
State Street Navigator Securities
  Lending Prime Portfolio (d)(e)........  1,001,356     1,001,356
                                                      -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $1,020,860).....................                1,020,860
                                                      -----------
TOTAL INVESTMENTS -- 100.8% (F)
  (Cost $107,562,918)...................               94,707,015
OTHER ASSETS AND
  LIABILITIES -- (0.8)%.................                 (724,651)
                                                      -----------
NET ASSETS -- 100.0%....................              $93,982,364
                                                      ===========





(a) Security, or portion thereof, was on loan at March 31, 2010.
(b)  Non-income producing security.
(c) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents
     1.4% of net assets as of March 31, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(e)  Investments of cash collateral for securities loaned.
(f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)


ADR = American Depositary Receipt

GDR = Global Depositary Receipt

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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*

                                                     PERCENT OF
INDUSTRY                                             NET ASSETS
--------                                             ----------
Oil, Gas & Consumable Fuels........................      17.0%
Pharmaceuticals....................................      15.1
Commercial Banks...................................       6.9
Diversified Telecommunication Services.............       6.1
Diversified Financial Services.....................       5.7
Computers & Peripherals............................       5.4
Software...........................................       5.2
Industrial Conglomerates...........................       4.5
Beverages..........................................       3.6
Semiconductors & Semiconductor Equipment...........       3.4
Communications Equipment...........................       3.3
Household Products.................................       3.0
Food Products......................................       2.8
IT Services........................................       2.7
Internet Software & Services.......................       2.2
Metals & Mining....................................       2.1
Wireless Telecommunication Services................       2.0
Automobiles........................................       1.9
Food & Staples Retailing...........................       1.9
Tobacco............................................       1.6
Electric Utilities.................................       1.2
Energy Equipment & Services........................       1.2
Insurance..........................................       0.9
Short Term Investments.............................       1.1
Other Assets & Liabilities.........................      (0.8)
                                                        -----
TOTAL..............................................     100.0%
                                                        =====





 * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

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SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
COMMON STOCKS -- 99.7%
DIVERSIFIED REITS -- 9.2%
Colonial Properties Trust (a)...........      336,981   $    4,340,315
Cousins Properties, Inc. (a)............      453,210        3,766,175
Liberty Property Trust..................      568,159       19,283,316
PS Business Parks, Inc. (a).............       95,614        5,105,788
Vornado Realty Trust....................      916,745       69,397,596
Washington Real Estate Investment
  Trust (a).............................      303,890        9,283,840
                                                        --------------
                                                           111,177,030
                                                        --------------
INDUSTRIAL REITS -- 5.9%
AMB Property Corp. (a)..................      744,013       20,266,914
DCT Industrial Trust, Inc. (a)..........    1,053,430        5,509,439
DuPont Fabros Technology, Inc. .........      212,011        4,577,317
EastGroup Properties, Inc. (a)..........      132,119        4,986,171
First Industrial Realty Trust,
  Inc. (a)(b)...........................      288,859        2,241,546
First Potomac Realty Trust (a)..........      180,624        2,714,779
ProLogis (a)............................    2,407,954       31,784,993
                                                        --------------
                                                            72,081,159
                                                        --------------
OFFICE REITS -- 18.1%
Alexandria Real Estate Equities,
  Inc. (a)..............................      224,796       15,196,210
BioMed Realty Trust, Inc. (a)...........      505,511        8,361,152
Boston Properties, Inc. (a).............      705,235       53,202,928
Brandywine Realty Trust.................      654,268        7,988,612
Corporate Office Properties Trust (a)...      295,256       11,848,623
Digital Realty Trust, Inc. (a)..........      396,303       21,479,623
Douglas Emmett, Inc. (a)................      618,074        9,499,797
Duke Realty Corp. ......................    1,138,987       14,123,439
Franklin Street Properties Corp. .......      365,896        5,279,879
Highwoods Properties, Inc. (a)..........      360,550       11,440,251
HRPT Properties Trust (a)...............    1,299,815       10,112,561
Kilroy Realty Corp. (a).................      219,615        6,772,927
Mack-Cali Realty Corp. .................      402,992       14,205,468
Parkway Properties, Inc. (a)............      109,491        2,056,241
Piedmont Office Realty Trust, Inc.
  (Class A).............................      283,334        5,624,180
SL Green Realty Corp. (a)...............      390,965       22,390,566
                                                        --------------
                                                           219,582,457
                                                        --------------
RESIDENTIAL REITS -- 15.9%
American Campus Communities, Inc. (a)...      268,191        7,418,163
Apartment Investment & Management Co.
  (Class A).............................      594,666       10,947,801
AvalonBay Communities, Inc. (a).........      414,430       35,786,030
BRE Properties, Inc. (a)................      280,852       10,040,459
Camden Property Trust (a)...............      326,316       13,584,535
Education Realty Trust, Inc. (a)........      288,628        1,656,725
Equity Lifestyle Properties, Inc. (a)...      154,541        8,326,669
Equity Residential (a)..................    1,393,495       54,555,329
Essex Property Trust, Inc. (a)..........      148,202       13,330,770
Home Properties, Inc. (a)...............      170,769        7,991,989
Mid-America Apartment Communities,
  Inc. (a)..............................      146,888        7,607,330
Post Properties, Inc. (a)...............      246,180        5,420,884
Sun Communities, Inc. (a)...............       88,335        2,226,042
UDR, Inc. (a)...........................      777,684       13,718,346
                                                        --------------
                                                           192,611,072
                                                        --------------
RETAIL REITS -- 24.0%
Acadia Realty Trust (a).................      201,905        3,606,023
Alexander's, Inc. (a)(b)................       13,406        4,010,137
CBL & Associates Properties, Inc. ......      701,524        9,610,879
Cedar Shopping Centers, Inc. (a)........      309,077        2,444,799
Developers Diversified Realty
  Corp. (a).............................      961,505       11,701,516
Equity One, Inc. .......................      213,542        4,033,808
Federal Realty Investment Trust (a).....      309,988       22,570,226
Inland Real Estate Corp. (a)............      372,947        3,412,465
Kimco Realty Corp. (a)..................    2,044,359       31,973,775
Kite Realty Group Trust (a).............      320,540        1,516,154
Pennsylvania Real Estate Investment
  Trust (a).............................      227,024        2,830,989
Ramco-Gershenson Properties Trust (a)...      156,742        1,764,915
Regency Centers Corp. (a)...............      455,504       17,067,735
Saul Centers, Inc. .....................       37,717        1,561,484
Simon Property Group, Inc. (a)..........    1,450,809      121,722,875
Tanger Factory Outlet Centers,
  Inc. (a)..............................      204,937        8,845,081
Taubman Centers, Inc. (a)...............      267,690       10,686,185
The Macerich Co. (a)....................      488,295       18,706,582
Weingarten Realty Investors (a).........      608,590       13,121,200
                                                        --------------
                                                           291,186,828
                                                        --------------
SPECIALIZED REITS -- 26.6%
Ashford Hospitality Trust (a)(b)........      314,413        2,254,341
DiamondRock Hospitality Co. (a)(b)......      619,553        6,263,681
Extra Space Storage, Inc. ..............      439,228        5,569,411
FelCor Lodging Trust, Inc. (b)..........      329,711        1,879,353
HCP, Inc. (a)...........................    1,495,267       49,343,811
Health Care REIT, Inc. .................      625,951       28,311,764
Healthcare Realty Trust, Inc. (a).......      299,261        6,969,789
Hersha Hospitality Trust................      643,749        3,334,620
Hospitality Properties Trust............      627,870       15,037,487
Host Hotels & Resorts, Inc. ............    3,211,759       47,052,269
LaSalle Hotel Properties (a)............      351,118        8,181,049
Nationwide Health Properties, Inc. .....      597,555       21,004,058
Public Storage..........................      654,129       60,173,327
Senior Housing Properties Trust (a).....      646,021       14,309,365
Sovran Self Storage, Inc. ..............      139,917        4,877,507
Sunstone Hotel Investors, Inc. (a)(b)...      498,954        5,573,316
U-Store-It Trust (a)....................      416,622        2,999,678
Universal Health Realty Income
  Trust (a).............................       55,816        1,972,537
Ventas, Inc. (a)........................      796,454       37,815,636
                                                        --------------
                                                           322,922,999
                                                        --------------
TOTAL COMMON STOCKS --
  (Cost $1,404,818,056).................                 1,209,561,545
                                                        --------------

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
SHORT TERM INVESTMENTS -- 18.5%
MONEY MARKET FUNDS -- 18.5%
State Street Institutional Liquid
  Reserves Fund (c).....................    1,624,048   $    1,624,048
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  222,851,172      222,851,172
                                                        --------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $224,475,220)...................                   224,475,220
                                                        --------------
TOTAL INVESTMENTS -- 118.2% (E)
  (Cost $1,629,293,276).................                 1,434,036,765
OTHER ASSETS AND
  LIABILITIES -- (18.2)%................                  (221,238,191)
                                                        --------------
NET ASSETS -- 100.0%....................                $1,212,798,574
                                                        ==============





(a) Security, or portion thereof, was on loan at March 31, 2010.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(d)  Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)


REIT = Real Estate Investment Trust

SPDR KBW BANK ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
COMMON STOCKS -- 99.9%
ASSET MANAGEMENT & CUSTODY BANKS -- 8.3%
Northern Trust Corp. (a)................      357,303   $   19,744,564
State Street Corp. (b)..................      568,143       25,645,975
The Bank of New York Mellon Corp. ......    1,279,205       39,501,850
                                                        --------------
                                                            84,892,389
                                                        --------------
CONSUMER FINANCE -- 3.4%
Capital One Financial Corp. ............      851,004       35,240,076
                                                        --------------
DIVERSIFIED BANKS -- 17.3%
Comerica, Inc. (a)......................      996,794       37,918,044
U.S. Bancorp............................    2,452,453       63,469,483
Wells Fargo & Co. ......................    2,421,834       75,367,474
                                                        --------------
                                                           176,755,001
                                                        --------------
OTHER DIVERSIFIED FINANCIAL SERVICES -- 24.1%
Bank of America Corp. ..................    5,702,478      101,789,232
Citigroup, Inc. (c).....................   19,769,809       80,067,726
JPMorgan Chase & Co. ...................    1,430,346       64,007,984
                                                        --------------
                                                           245,864,942
                                                        --------------
REGIONAL BANKS -- 44.4%
BB&T Corp. .............................    1,384,321       44,838,157
Commerce Bancshares, Inc. (a)...........      488,574       20,099,934
Cullen/Frost Bankers, Inc. (a)..........      349,549       19,504,834
Fifth Third Bancorp (a).................    3,351,135       45,541,925
Huntington Bancshares, Inc. (a).........    7,298,608       39,193,525
Keycorp (a).............................    3,890,176       30,148,864
M&T Bank Corp. (a)......................      561,562       44,576,792
Marshall & Ilsley Corp. (a).............    5,513,913       44,387,000
PNC Financial Services Group, Inc. .....      667,595       39,855,421
Regions Financial Corp. (a).............    6,257,568       49,121,909
SunTrust Banks, Inc. (a)................    1,673,319       44,828,216
Zions Bancorporation (a)................    1,475,489       32,195,170
                                                        --------------
                                                           454,291,747
                                                        --------------
THRIFTS & MORTGAGE FINANCE -- 2.4%
First Niagara Financial Group,
  Inc. (a)..............................      472,930        6,725,065
People's United Financial, Inc. (a).....    1,152,686       18,028,009
                                                        --------------
                                                            24,753,074
                                                        --------------
TOTAL COMMON STOCKS --
  (Cost $1,106,178,671).................                 1,021,797,229
                                                        --------------
SHORT TERM INVESTMENTS -- 12.6%
MONEY MARKET FUNDS -- 12.6%
State Street Institutional Liquid
  Reserves Fund (d).....................      437,581          437,581
State Street Navigator Securities
  Lending Prime Portfolio (d)(e)........  128,105,080      128,105,080
                                                        --------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $128,542,661)...................                   128,542,661
                                                        --------------
TOTAL INVESTMENTS -- 112.5% (F)
  (Cost $1,234,721,332).................                 1,150,339,890
OTHER ASSETS AND
  LIABILITIES -- (12.5)%................                  (127,954,884)
                                                        --------------
NET ASSETS -- 100.0%....................                $1,022,385,006
                                                        ==============





(a) Security, or portion thereof, was on loan at March 31, 2010.
(b) Affiliated issuer. (See accompanying Notes to Schedules of Investments.)
(c)  Non-income producing security.
(d)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(e)  Investments of cash collateral for securities loaned.
(f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR KBW CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 100.0%
ASSET MANAGEMENT & CUSTODY BANKS -- 29.7%
Franklin Resources, Inc. ...............      30,464   $  3,378,458
Janus Capital Group, Inc. (a)...........     290,702      4,154,131
Legg Mason, Inc. (a)....................     113,086      3,242,176
SEI Investments Co. ....................     193,553      4,252,359
State Street Corp. (b)..................     140,783      6,354,945
T. Rowe Price Group, Inc. (a)...........      63,613      3,494,262
                                                       ------------
                                                         24,876,331
                                                       ------------
INVESTMENT BANKING & BROKERAGE -- 52.1%
Greenhill & Co., Inc. ..................      18,318      1,503,725
Investment Technology Group, Inc. (c)...     102,988      1,718,870
Jefferies Group, Inc. (a)...............     141,170      3,341,494
Knight Capital Group, Inc. (Class
  A) (a)(c).............................     141,737      2,161,489
Lazard, Ltd. (Class A)..................      90,083      3,215,963
Morgan Stanley..........................     232,897      6,821,553
optionsXpress Holdings, Inc. (a)(c).....     174,716      2,846,124
Piper Jaffray Co., Inc. (a)(c)..........      25,183      1,014,875
Raymond James Financial, Inc. (a).......     145,054      3,878,744
Stifel Financial Corp. (a)(c)...........      35,928      1,931,130
TD Ameritrade Holding Corp. (a)(c)......     160,792      3,064,696
The Charles Schwab Corp. ...............     287,350      5,370,571
The Goldman Sachs Group, Inc. ..........      39,134      6,677,434
                                                       ------------
                                                         43,546,668
                                                       ------------
SPECIALIZED FINANCE -- 18.2%
CME Group, Inc. ........................      18,133      5,732,023
Interactive Brokers Group, Inc. (Class
  A) (a)(c).............................      89,589      1,446,862
Intercontinental Exchange, Inc. (c).....      27,906      3,130,495
NYSE Euronext...........................     101,166      2,995,525
The NASDAQ OMX Group, Inc. (c)..........      89,298      1,885,974
                                                       ------------
                                                         15,190,879
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $106,613,400)...................                 83,613,878
                                                       ------------
SHORT TERM INVESTMENTS -- 14.4%
MONEY MARKET FUNDS -- 14.4%
State Street Institutional Liquid
  Reserves Fund (d).....................      17,064         17,064
State Street Navigator Securities
  Lending Prime Portfolio (d)(e)........  12,037,729     12,037,729
                                                       ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $12,054,793)....................                 12,054,793
                                                       ------------
TOTAL INVESTMENTS -- 114.4% (F)
  (Cost $118,668,193)...................                 95,668,671
OTHER ASSETS AND
  LIABILITIES -- (14.4)%................                (12,034,162)
                                                       ------------
NET ASSETS -- 100.0%....................               $ 83,634,509
                                                       ============





(a) Security, or portion thereof, was on loan at March 31, 2010.
(b) Affiliated issuer. (See accompanying Notes to Schedules of Investments.)
(c)  Non-income producing security.
(d)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(e)  Investments of cash collateral for securities loaned.
(f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR KBW INSURANCE ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
COMMON STOCKS -- 99.9%
ASSET MANAGEMENT & CUSTODY BANKS -- 3.9%
Ameriprise Financial, Inc. .............    195,563   $  8,870,738
                                                      ------------
INSURANCE BROKERS -- 6.3%
AON Corp. ..............................    152,825      6,527,156
Marsh & McLennan Cos., Inc. ............    319,393      7,799,577
                                                      ------------
                                                        14,326,733
                                                      ------------
LIFE & HEALTH INSURANCE -- 34.7%
AFLAC, Inc. ............................    313,920     17,042,717
Lincoln National Corp. .................    326,142     10,012,559
MetLife, Inc. ..........................    390,619     16,929,427
Principal Financial Group, Inc. (a).....    326,543      9,538,321
Prudential Financial, Inc. .............    256,881     15,541,301
Unum Group (a)..........................    386,993      9,585,817
                                                      ------------
                                                        78,650,142
                                                      ------------
MULTI-LINE INSURANCE -- 13.3%
Assurant, Inc. .........................    188,462      6,479,323
Genworth Financial, Inc. (Class A) (b)..    799,542     14,663,600
Hartford Financial Services
  Group, Inc. ..........................    317,761      9,030,768
                                                      ------------
                                                        30,173,691
                                                      ------------
PROPERTY & CASUALTY INSURANCE -- 33.2%
Axis Capital Holdings, Ltd. ............    233,765      7,307,494
Chubb Corp. ............................    281,939     14,618,537
Cincinnati Financial Corp. (a)..........    221,377      6,397,795
Fidelity National Financial, Inc.
  (Class A).............................    296,245      4,390,351
MBIA, Inc. (b)..........................    637,094      3,994,579
The Allstate Corp. .....................    265,844      8,589,420
The Progressive Corp. ..................    411,995      7,864,985
The Travelers Cos., Inc. ...............    268,582     14,487,313
XL Capital, Ltd. (Class A)..............    409,733      7,743,954
                                                      ------------
                                                        75,394,428
                                                      ------------
REINSURANCE -- 4.0%
Arch Capital Group, Ltd. (a)(b).........     47,252      3,602,965
Everest Re Group, Ltd. .................     67,092      5,429,755
                                                      ------------
                                                         9,032,720
                                                      ------------
THRIFTS & MORTGAGE FINANCE -- 4.5%
MGIC Investment Corp. (a)(b)............    936,857     10,277,321
                                                      ------------
TOTAL COMMON STOCKS --
  (Cost $219,450,736)...................               226,725,773
                                                      ------------
SHORT TERM INVESTMENTS -- 3.8%
MONEY MARKET FUNDS -- 3.8%
State Street Institutional Liquid
  Reserves Fund (c).....................     41,139         41,139
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  8,681,909      8,681,909
                                                      ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $8,723,048).....................                 8,723,048
                                                      ------------
TOTAL INVESTMENTS -- 103.7% (E)
  (Cost $228,173,784)...................               235,448,821
OTHER ASSETS AND
  LIABILITIES -- (3.7)%.................                (8,443,229)
                                                      ------------
NET ASSETS -- 100.0%....................              $227,005,592
                                                      ============





(a) Security, or portion thereof, was on loan at March 31, 2010.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(d)  Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR KBW MORTGAGE FINANCE ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
COMMON STOCKS -- 99.7%
COMMERCIAL BANKS -- 8.1%
Popular, Inc. (a).......................     61,795   $   179,823
United Community Banks, Inc. (a)........     45,168       199,191
                                                      -----------
                                                          379,014
                                                      -----------
DIVERSIFIED FINANCIAL SERVICES -- 4.8%
PHH Corp. (a)(b)........................      9,517       224,316
                                                      -----------
HOUSEHOLD DURABLES -- 33.0%
D.R. Horton, Inc. (b)...................     25,281       318,541
KB HOME (b).............................      9,512       159,326
Lennar Corp. (Class A) (b)..............     11,112       191,237
M.D.C. Holdings, Inc. (b)...............      4,689       162,286
Meritage Homes Corp. (a)(b).............      7,248       152,208
Pulte Homes, Inc. (a)(b)................     27,183       305,809
Ryland Group, Inc. (b)..................      5,285       118,595
Toll Brothers, Inc. (a)(b)..............      7,026       146,141
                                                      -----------
                                                        1,554,143
                                                      -----------
INSURANCE -- 7.2%
Fidelity National Financial, Inc.
  (Class A).............................     10,830       160,501
First American Corp. (b)................      5,338       180,638
                                                      -----------
                                                          341,139
                                                      -----------
IT SERVICES -- 6.7%
Lender Processing Services, Inc. .......      8,403       317,213
                                                      -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.7%
Avatar Holdings, Inc. (a)(b)............      5,867       127,549
                                                      -----------
THRIFTS & MORTGAGE FINANCE -- 37.2%
Astoria Financial Corp. ................     10,182       147,639
Capitol Federal Financial (b)...........      3,418       128,038
Hudson City Bancorp, Inc. (b)...........     21,349       302,302
MGIC Investment Corp. (a)(b)............     10,626       116,567
NewAlliance Bancshares, Inc. (b)........     12,321       155,491
New York Community Bancorp, Inc. .......     27,845       460,557
Ocwen Financial Corp. (a)(b)............     15,908       176,420
TFS Financial Corp. (b).................      7,478        99,831
Washington Federal, Inc. (b)............      8,059       163,758
                                                      -----------
                                                        1,750,603
                                                      -----------
TOTAL COMMON STOCKS --
  (Cost $4,190,625).....................                4,693,977
                                                      -----------
SHORT TERM INVESTMENTS -- 29.2%
MONEY MARKET FUNDS -- 29.2%
State Street Institutional Liquid
  Reserves Fund (c).....................     12,066        12,066
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  1,362,378     1,362,378
                                                      -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $1,374,444).....................                1,374,444
                                                      -----------
TOTAL INVESTMENTS -- 128.9% (E)
  (Cost $5,565,069).....................                6,068,421
OTHER ASSETS AND
  LIABILITIES -- (28.9)%................               (1,362,090)
                                                      -----------
NET ASSETS -- 100.0%....................              $ 4,706,331
                                                      ===========





(a)  Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2010.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(d)  Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR KBW REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
COMMON STOCKS -- 99.9%
REGIONAL BANKS -- 92.2%
Associated Ban-Corp. ...................    1,542,421   $   21,285,410
BancorpSouth, Inc. (a)..................      607,081       12,724,418
Bank of Hawaii Corp. (a)................      393,793       17,700,995
BOK Financial Corp. ....................      295,341       15,487,682
Boston Private Financial Holdings,
  Inc. (a)..............................    2,617,127       19,288,226
Cathay General Bancorp (a)..............    1,739,333       20,263,229
City Holding Co. (a)....................      426,578       14,627,360
City National Corp. (a).................      352,781       19,039,591
Columbia Banking System, Inc. (a).......      877,880       17,829,743
Community Bank System, Inc. (a).........      754,782       17,193,934
CVB Financial Corp. (a).................    2,231,550       22,159,292
East West Bancorp, Inc. ................      902,434       15,720,400
F.N.B. Corp. (a)........................    2,428,419       19,694,478
First Commonwealth Financial Corp. (a)..    1,792,509       12,027,735
First Financial Bancorp (a).............    1,115,805       19,850,171
First Horizon National Corp. (a)(b).....      961,013       13,502,231
First Midwest Bancorp, Inc. (a).........    1,632,609       22,121,852
FirstMerit Corp. .......................      877,850       18,935,225
Fulton Financial Corp. (a)..............    2,133,044       21,735,718
Glacier Bancorp, Inc. (a)...............      910,699       13,869,946
Hancock Holding Co. (a).................      328,183       13,721,331
IBERIABANK Corp. (a)....................      262,538       15,754,905
MB Financial, Inc. (a)..................      918,904       20,702,907
National Penn Bancshares, Inc. (a)......    1,977,183       13,642,563
Old National Bancorp (a)................    1,452,195       17,353,730
PacWest Bancorp.........................      886,092       20,220,619
Pinnacle Financial Partners,
  Inc. (a)(b)...........................    1,148,610       17,355,497
PrivateBancorp, Inc. (a)................      789,382       10,814,533
Prosperity Bancshares, Inc. (a).........      393,824       16,146,784
S&T Bancorp, Inc. (a)...................      615,365       12,861,129
Signature Bank (b)......................      533,230       19,756,172
Sterling Bancshares, Inc. (a)...........    2,269,402       12,663,263
Susquehanna Bancshares, Inc. (a)........    1,739,329       17,062,818
SVB Financial Group (a)(b)..............      418,388       19,521,984
Synovus Financial Corp. (a).............    6,743,859       22,187,296
TCF Financial Corp. (a).................      861,427       13,731,146
Texas Capital Bancshares, Inc. (a)(b)...    1,017,319       19,318,888
Trustmark Corp. (a).....................      672,718       16,434,501
UMB Financial Corp. (a).................      295,378       11,992,347
Umpqua Holdings Corp. (a)...............    1,271,647       16,862,039
United Bankshares, Inc. (a).............      574,262       15,057,150
Valley National Bancorp (a).............    1,140,417       17,528,209
Westamerica Bancorporation (a)..........      237,937       13,717,068
Whitney Holding Corp. (a)...............    1,665,500       22,967,245
Wilmington Trust Corp. (a)..............    1,156,769       19,167,662
Wintrust Financial Corp. (a)............      475,876       17,707,346
                                                        --------------
                                                           789,306,768
                                                        --------------
THRIFTS & MORTGAGE FINANCE -- 7.7%
Brookline Bancorp, Inc. ................    1,345,477       14,315,875
Hudson City Bancorp, Inc. ..............      896,195       12,690,121
Provident Financial Services, Inc. .....    1,288,100       15,328,390
Webster Financial Corp. (a).............    1,345,498       23,532,761
                                                        --------------
                                                            65,867,147
                                                        --------------
TOTAL COMMON STOCKS --
  (Cost $923,405,080)...................                   855,173,915
                                                        --------------
SHORT TERM INVESTMENTS -- 23.9%
MONEY MARKET FUNDS -- 23.9%
State Street Institutional Liquid
  Reserves Fund (c).....................          100              100
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  204,612,974      204,612,974
                                                        --------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $204,613,074)...................                   204,613,074
                                                        --------------
TOTAL INVESTMENTS -- 123.8% (E)
  (Cost $1,128,018,154).................                 1,059,786,989
OTHER ASSETS AND
  LIABILITIES -- (23.8)%................                  (203,466,512)
                                                        --------------
NET ASSETS -- 100.0%....................                $  856,320,477
                                                        ==============





(a) Security, or portion thereof, was on loan at March 31, 2010.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(d)  Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR MORGAN STANLEY TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
COMMON STOCKS -- 99.9%
COMMUNICATIONS EQUIPMENT -- 17.9%
Cisco Systems, Inc. (a).................    271,645   $  7,070,920
Juniper Networks, Inc. (a)..............    242,762      7,447,938
Nokia Oyj ADR (a)(b)....................    508,922      7,908,648
QUALCOMM, Inc. .........................    142,165      5,969,508
Research In Motion, Ltd. (a)............     90,496      6,692,179
Telefonaktiebolaget LM Ericsson (Class
  B) ADR (b)............................    700,142      7,302,481
                                                      ------------
                                                        42,391,674
                                                      ------------
COMPUTERS & PERIPHERALS -- 16.9%
Apple, Inc. (a).........................     32,373      7,605,389
Dell, Inc. (a)..........................    461,187      6,922,417
EMC Corp. (a)...........................    365,393      6,591,690
Hewlett-Packard Co. ....................    123,068      6,541,064
NetApp, Inc. (a)........................    190,699      6,209,159
Seagate Technology (a)..................    327,048      5,971,897
                                                      ------------
                                                        39,841,616
                                                      ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS &
  COMPONENTS -- 3.0%
Flextronics International, Ltd. (a).....    898,742      7,046,137
                                                      ------------
HOUSEHOLD DURABLES -- 3.6%
Sony Corp, ADR (b)......................    221,252      8,478,377
                                                      ------------
INTERNET & CATALOG RETAIL -- 2.8%
Amazon.com, Inc. (a)....................     49,314      6,693,389
                                                      ------------
INTERNET SOFTWARE & SERVICES -- 8.5%
eBay, Inc. (a)..........................    279,538      7,533,549
Google, Inc. (Class A) (a)..............     10,638      6,031,852
Yahoo!, Inc. (a)........................    392,539      6,488,670
                                                      ------------
                                                        20,054,071
                                                      ------------
IT SERVICES -- 11.1%
Accenture PLC (Class A).................    153,157      6,424,936
Automatic Data Processing, Inc. ........    149,584      6,652,001
Infosys Technologies, Ltd. ADR..........    115,771      6,813,123
International Business Machines Corp. ..     49,561      6,356,198
                                                      ------------
                                                        26,246,258
                                                      ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 16.4%
Analog Devices, Inc. ...................    205,152      5,912,481
Applied Materials, Inc. ................    465,940      6,280,871
Broadcom Corp. (Class A)................    201,042      6,670,573
Intel Corp. ............................    323,318      7,197,059
NVIDIA Corp. (a)........................    376,666      6,546,455
Texas Instruments, Inc. ................    248,868      6,089,800
                                                      ------------
                                                        38,697,239
                                                      ------------
SOFTWARE -- 19.7%
Activision Blizzard, Inc. ..............    572,956      6,909,849
Adobe Systems, Inc. (a).................    169,777      6,005,012
Intuit, Inc. (a)........................    207,943      7,140,763
Microsoft Corp. ........................    209,511      6,132,387
Oracle Corp. ...........................    260,279      6,686,568
Salesforce.com, Inc. (a)(b).............     93,333      6,948,642
SAP AG ADR..............................    136,755      6,587,488
                                                      ------------
                                                        46,410,709
                                                      ------------
TOTAL COMMON STOCKS --
  (Cost $222,705,669)...................               235,859,470
                                                      ------------
SHORT TERM INVESTMENTS -- 4.3%
MONEY MARKET FUNDS -- 4.3%
State Street Institutional Liquid
  Reserves Fund (c).....................    181,119        181,119
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  9,953,992      9,953,992
                                                      ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $10,135,111)....................                10,135,111
                                                      ------------
TOTAL INVESTMENTS -- 104.2% (E)
  (Cost $232,840,780)...................               245,994,581
OTHER ASSETS AND LIABILITIES -- (4.2)%..                (9,893,540)
                                                      ------------
NET ASSETS -- 100.0%....................              $236,101,041
                                                      ============





(a)  Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2010.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(d)  Investment of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)


ADR = American Depositary Receipt

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
COMMON STOCKS -- 99.8%
BEVERAGES -- 4.9%
Brown-Forman Corp. (Class B) (a)........      407,492   $   24,225,400
PepsiCo, Inc. ..........................      441,726       29,224,592
The Coca-Cola Co. ......................      602,312       33,127,160
                                                        --------------
                                                            86,577,152
                                                        --------------
CAPITAL MARKETS -- 1.2%
Eaton Vance Corp. (a)...................      645,102       21,636,721
                                                        --------------
CHEMICALS -- 7.3%
Air Products & Chemicals, Inc. .........      352,425       26,061,829
PPG Industries, Inc. ...................      547,316       35,794,466
RPM International, Inc. ................    2,014,229       42,983,647
The Valspar Corp. ......................      797,404       23,507,470
                                                        --------------
                                                           128,347,412
                                                        --------------
COMMERCIAL BANKS -- 1.3%
Commerce Bancshares, Inc. (a)...........      559,980       23,037,577
                                                        --------------
COMMERCIAL SERVICES & SUPPLIES -- 5.4%
ABM Industries, Inc. (a)................    1,299,761       27,554,933
Pitney Bowes, Inc. (a)..................    2,741,532       67,030,458
                                                        --------------
                                                            94,585,391
                                                        --------------
COMPUTERS & PERIPHERALS -- 2.2%
Diebold, Inc. (a).......................    1,216,627       38,640,074
                                                        --------------
CONTAINERS & PACKAGING -- 3.8%
Bemis Co., Inc. ........................    1,052,910       30,239,575
Sonoco Products Co. ....................    1,201,851       37,004,992
                                                        --------------
                                                            67,244,567
                                                        --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.8%
CenturyTel, Inc. (a)....................    1,876,343       66,535,123
                                                        --------------
ELECTRICAL EQUIPMENT -- 1.6%
Emerson Electric Co. ...................      576,125       29,002,132
                                                        --------------
FOOD & STAPLES RETAILING -- 1.3%
SUPERVALU, Inc. (a).....................    1,426,163       23,788,399
                                                        --------------
FOOD PRODUCTS -- 1.1%
Hormel Foods Corp. (a)..................      481,934       20,246,047
                                                        --------------
GAS UTILITIES -- 8.7%
National Fuel Gas Co. (a)...............      519,456       26,258,501
Northwest Natural Gas Co. (a)...........      800,733       37,314,158
Piedmont Natural Gas Co., Inc. (a)......    1,600,246       44,134,785
WGL Holdings, Inc. (a)..................    1,311,239       45,434,431
                                                        --------------
                                                           153,141,875
                                                        --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.3%
Teleflex, Inc. .........................      346,202       22,181,162
                                                        --------------
HOTELS, RESTAURANTS & LEISURE -- 2.0%
McDonald's Corp. .......................      534,047       35,631,616
                                                        --------------
HOUSEHOLD DURABLES -- 4.5%
Leggett & Platt, Inc. (a)...............    2,627,896       56,867,669
Stanley Black & Decker, Inc. ...........      385,077       22,107,271
                                                        --------------
                                                            78,974,940
                                                        --------------
HOUSEHOLD PRODUCTS -- 6.0%
Kimberly-Clark Corp. ...................      713,530       44,866,766
Procter & Gamble Co. ...................      430,932       27,265,068
The Clorox Co. .........................      523,492       33,576,777
                                                        --------------
                                                           105,708,611
                                                        --------------
INDUSTRIAL CONGLOMERATES -- 1.5%
3M Co. .................................      313,676       26,213,903
                                                        --------------
INSURANCE -- 7.6%
AFLAC, Inc. ............................      433,916       23,557,300
Chubb Corp. ............................      560,736       29,074,161
Cincinnati Financial Corp. (a)..........    2,066,491       59,721,590
RLI Corp. (a)...........................      373,490       21,296,400
                                                        --------------
                                                           133,649,451
                                                        --------------
IT SERVICES -- 1.9%
Automatic Data Processing, Inc. ........      745,983       33,173,864
                                                        --------------
MACHINERY -- 2.6%
Dover Corp. ............................      482,268       22,546,029
Pentair, Inc. ..........................      670,758       23,892,400
                                                        --------------
                                                            46,438,429
                                                        --------------
MEDIA -- 1.5%
The McGraw-Hill Cos., Inc. .............      768,796       27,407,577
                                                        --------------
MULTI-UTILITIES -- 13.2%
Black Hills Corp. (a)...................    1,786,649       54,224,797
Consolidated Edison, Inc. (a)...........    1,259,564       56,100,980
Integrys Energy Group, Inc. (a).........    1,326,157       62,833,319
Vectren Corp. (a).......................    2,398,296       59,285,877
                                                        --------------
                                                           232,444,973
                                                        --------------
OIL, GAS & CONSUMABLE FUELS -- 1.5%
Exxon Mobil Corp. (a)...................      383,758       25,704,111
                                                        --------------
PHARMACEUTICALS -- 6.8%
Abbott Laboratories.....................      589,094       31,033,472
Eli Lilly & Co. ........................    1,605,233       58,141,539
Johnson & Johnson.......................      479,428       31,258,706
                                                        --------------
                                                           120,433,717
                                                        --------------
SPECIALTY RETAIL -- 1.3%
The Sherwin-Williams Co. (a)............      344,088       23,287,876
                                                        --------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.8%
V. F. Corp. (a).........................      388,571       31,143,966
                                                        --------------
TOBACCO -- 1.9%
Universal Corp. (a).....................      644,112       33,938,261
                                                        --------------
WATER UTILITIES -- 1.8%
American States Water Co. (a)...........      921,795       31,986,286
                                                        --------------
TOTAL COMMON STOCKS --
  (Cost $1,536,813,584).................                 1,761,101,213
                                                        --------------
SHORT TERM INVESTMENTS -- 17.3%
MONEY MARKET FUNDS -- 17.3%
State Street Institutional Liquid
  Reserves Fund (b).....................    2,289,616        2,289,616

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
State Street Navigator Securities
  Lending Prime Portfolio (b)(c)........  302,346,731   $  302,346,731
                                                        --------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $304,636,347)...................                   304,636,347
                                                        --------------
TOTAL INVESTMENTS -- 117.1% (D)
  (Cost $1,841,449,931).................                 2,065,737,560
OTHER ASSETS AND
  LIABILITIES -- (17.1)%................                  (301,302,104)
                                                        --------------
NET ASSETS -- 100.0%....................                $1,764,435,456
                                                        ==============





(a) Security, or portion thereof, was on loan at March 31, 2010.
(b)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(c)  Investments of cash collateral for securities loaned.
(d) Unless otherwise indicated, the value of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                         SHARES         VALUE
--------------------                         ------         -----
COMMON STOCKS -- 100.0%
BIOTECHNOLOGY -- 100.0%
Acorda Therapeutics, Inc. (a)(b)........      602,343   $  20,600,131
Alexion Pharmaceuticals, Inc. (b).......      408,922      22,233,089
Alkermes, Inc. (b)......................    1,769,475      22,950,091
Amgen, Inc. (b).........................      376,254      22,484,939
Amylin Pharmaceuticals, Inc. (a)(b).....    1,066,429      23,983,988
Biogen Idec, Inc. (b)...................      367,667      21,089,379
BioMarin Pharmaceutical, Inc. (a)(b)....      938,594      21,934,942
Celgene Corp. (b).......................      352,069      21,814,195
Cephalon, Inc. (a)(b)...................      307,861      20,866,819
Cepheid, Inc. (a)(b)....................    1,139,540      19,919,159
Cubist Pharmaceuticals, Inc. (b)........      971,433      21,896,100
Dendreon Corp. (a)(b)...................      587,735      21,434,695
Genzyme Corp. (b).......................      379,698      19,679,747
Gilead Sciences, Inc. (b)...............      455,607      20,721,006
Human Genome Sciences, Inc. (b).........      661,991      19,992,128
Incyte Corp. (a)(b).....................    1,662,033      23,201,981
Isis Pharmaceuticals, Inc. (a)(b).......    2,229,713      24,348,466
Medivation, Inc. (a)(b).................    1,685,316      17,678,965
Myriad Genetics, Inc. (b)...............      886,978      21,331,821
Onyx Pharmaceuticals, Inc. (a)(b).......      700,096      21,198,907
OSI Pharmaceuticals, Inc. (b)...........      374,550      22,304,452
Regeneron Pharmaceuticals, Inc. (a)(b)..      875,076      23,180,763
Savient Pharmaceuticals, Inc. (a)(b)....    1,451,068      20,967,933
Seattle Genetics, Inc. (a)(b)...........    1,832,499      21,880,038
Talecris Biotherapeutics Holdings
  Corp. (b).............................    1,016,254      20,243,780
United Therapeutics Corp. (a)(b)........      367,742      20,347,165
Vertex Pharmaceuticals, Inc. (a)(b).....      497,102      20,316,559
                                                        -------------
TOTAL COMMON STOCKS --
  (Cost $559,302,105)...................                  578,601,238
                                                        -------------
SHORT TERM INVESTMENTS -- 21.2%
MONEY MARKET FUNDS -- 21.2%
State Street Institutional Liquid
  Reserves Fund (c).....................      125,296         125,296
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  122,259,899     122,259,899
                                                        -------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $122,385,195)...................                  122,385,195
                                                        -------------
TOTAL INVESTMENTS -- 121.2% (E)
  (Cost $681,687,300)...................                  700,986,433
OTHER ASSETS AND
  LIABILITIES -- (21.2)%................                 (122,408,268)
                                                        -------------
NET ASSETS -- 100.0%....................                $ 578,578,165
                                                        =============





(a) Security, or portion thereof, was on loan at March 31, 2010.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(d)  Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
COMMON STOCKS -- 99.8%
BUILDING PRODUCTS -- 28.5%
Armstrong World Industries,
  Inc. (a)(b)...........................      903,845   $   32,818,612
Lennox International, Inc. .............      757,147       33,556,755
Masco Corp. (a).........................    2,246,242       34,861,676
Owens Corning, Inc. (a)(b)..............    1,373,961       34,953,568
Simpson Manufacturing Co., Inc. (a).....    1,253,718       34,803,211
Universal Forest Products, Inc. (a).....      892,181       34,366,812
USG Corp. (a)(b)........................    2,241,706       38,467,675
                                                        --------------
                                                           243,828,309
                                                        --------------
HOME FURNISHINGS -- 11.9%
Leggett & Platt, Inc. (a)...............    1,600,534       34,635,556
Mohawk Industries, Inc. (a)(b)..........      631,872       34,361,199
Tempur-Pedic International,
  Inc. (a)(b)...........................    1,102,672       33,256,588
                                                        --------------
                                                           102,253,343
                                                        --------------
HOME FURNISHING RETAIL -- 16.0%
Aaron's, Inc. (a).......................    1,069,111       35,644,161
Bed Bath & Beyond, Inc. (b).............      805,923       35,267,190
Pier 1 Imports, Inc. (a)(b).............    4,674,145       29,774,304
Williams-Sonoma, Inc. (a)...............    1,378,966       36,253,016
                                                        --------------
                                                           136,938,671
                                                        --------------
HOME IMPROVEMENT RETAIL -- 11.9%
Lowe's Cos., Inc. ......................    1,365,719       33,105,029
The Home Depot, Inc. (a)................    1,050,092       33,970,476
The Sherwin-Williams Co. (a)............      519,907       35,187,306
                                                        --------------
                                                           102,262,811
                                                        --------------
HOMEBUILDING -- 31.5%
D.R. Horton, Inc. (a)...................    2,621,164       33,026,666
KB HOME (a).............................    1,948,204       32,632,417
Lennar Corp. (Class A) (a)..............    2,086,674       35,911,660
M.D.C. Holdings, Inc. (a)...............      965,531       33,417,028
NVR, Inc. (b)...........................       46,195       33,560,667
Pulte Homes, Inc. (a)(b)................    3,034,245       34,135,256
Ryland Group, Inc. (a)..................    1,384,604       31,070,514
Toll Brothers, Inc. (a)(b)..............    1,712,277       35,615,362
                                                        --------------
                                                           269,369,570
                                                        --------------
TOTAL COMMON STOCKS --
  (Cost $789,289,420)...................                   854,652,704
                                                        --------------
SHORT TERM INVESTMENTS -- 21.3%
MONEY MARKET FUNDS -- 21.3%
State Street Institutional Liquid
  Reserves Fund (c).....................      852,884          852,884
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  181,250,352      181,250,352
                                                        --------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $182,103,236)...................                   182,103,236
                                                        --------------
TOTAL INVESTMENTS -- 121.1% (E)
  (Cost $971,392,656)...................                 1,036,755,940
OTHER ASSETS AND
  LIABILITIES -- (21.1)%................                  (180,953,111)
                                                        --------------
NET ASSETS -- 100.0%....................                $  855,802,829
                                                        ==============





(a) Security, or portion thereof, was on loan at March 31, 2010.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(d)  Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
COMMON STOCKS -- 99.8%
ALUMINUM -- 4.2%
Alcoa, Inc. ............................    2,663,701   $   37,931,102
                                                        --------------
COAL & CONSUMABLE FUELS -- 22.6%
Alpha Natural Resources, Inc. (a).......      703,390       35,092,127
Arch Coal, Inc. (b).....................    1,429,036       32,653,473
CONSOL Energy, Inc. ....................      666,811       28,446,157
Massey Energy Co. ......................      720,398       37,669,611
Patriot Coal Corp. (a)(b)...............    1,790,802       36,639,809
Peabody Energy Corp. ...................      744,077       34,004,319
                                                        --------------
                                                           204,505,496
                                                        --------------
DIVERSIFIED METALS & MINING -- 17.0%
Compass Minerals International,
  Inc. (b)..............................      444,762       35,683,255
Freeport-McMoRan Copper & Gold, Inc. ...      449,816       37,577,629
Titanium Metals Corp. (a)(b)............    2,563,893       42,534,985
Walter Energy, Inc. ....................      413,593       38,162,226
                                                        --------------
                                                           153,958,095
                                                        --------------
GOLD -- 8.1%
Newmont Mining Corp. ...................      723,989       36,872,760
Royal Gold, Inc. (b)....................      796,507       36,806,588
                                                        --------------
                                                            73,679,348
                                                        --------------
PRECIOUS METALS & MINERALS -- 11.3%
Coeur d'Alene Mines Corp. (a)(b)........    2,206,228       33,049,296
Hecla Mining Co. (a)(b).................    6,586,709       36,029,298
Stillwater Mining Co. (a)(b)............    2,551,185       33,114,381
                                                        --------------
                                                           102,192,975
                                                        --------------
STEEL -- 36.6%
AK Steel Holding Corp. .................    1,559,500       35,650,170
Allegheny Technologies, Inc. (b)........      713,270       38,509,448
Carpenter Technology Corp. .............    1,042,812       38,166,919
Cliffs Natural Resources, Inc. .........      563,040       39,947,688
Commercial Metals Co. ..................    2,123,565       31,980,889
Nucor Corp. (b).........................      800,018       36,304,817
Reliance Steel & Aluminum Co. ..........      763,953       37,609,406
Steel Dynamics, Inc. ...................    2,020,415       35,296,650
United States Steel Corp. (b)...........      590,017       37,477,880
                                                        --------------
                                                           330,943,867
                                                        --------------
TOTAL COMMON STOCKS --
  (Cost $871,508,264)...................                   903,210,883
                                                        --------------
SHORT TERM INVESTMENTS -- 11.3%
MONEY MARKET FUNDS -- 11.3%
State Street Institutional Liquid
  Reserves Fund (c).....................    1,293,145        1,293,145
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  101,058,312      101,058,312
                                                        --------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $102,351,457)...................                   102,351,457
                                                        --------------
TOTAL INVESTMENTS -- 111.1% (E)
  (Cost $973,859,721)...................                 1,005,562,340
OTHER ASSETS AND
  LIABILITIES -- (11.1)%................                  (100,589,023)
                                                        --------------
NET ASSETS -- 100.0%....................                $  904,973,317
                                                        ==============





(a)  Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2010.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(d)  Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.9%
OIL & GAS DRILLING -- 31.4%
Atwood Oceanics, Inc. (a)...............     388,673   $ 13,459,746
Diamond Offshore Drilling, Inc. (b).....     160,166     14,224,342
Helmerich & Payne, Inc. (b).............     350,929     13,363,376
Nabors Industries, Ltd. (a).............     637,300     12,510,199
Patterson-UTI Energy, Inc. (b)..........     936,922     13,088,800
Pride International, Inc. (a)...........     461,652     13,900,342
Rowan Cos., Inc. (a)(b).................     521,256     15,173,762
Unit Corp. (a)(b).......................     304,941     12,892,906
                                                       ------------
                                                        108,613,473
                                                       ------------
OIL & GAS EQUIPMENT & SERVICES -- 68.5%
Baker Hughes, Inc. (b)..................     286,627     13,425,609
BJ Services Co. ........................     633,612     13,559,297
Bristow Group, Inc. (a)(b)..............     360,400     13,597,892
Cameron International Corp. (a).........     321,317     13,771,647
Dresser-Rand Group, Inc. (a)............     453,920     14,262,166
Dril-Quip, Inc. (a).....................     230,840     14,044,306
Exterran Holdings, Inc. (a)(b)..........     553,170     13,370,119
FMC Technologies, Inc. (a)..............     230,776     14,915,053
Halliburton Co. ........................     455,435     13,722,257
National-Oilwell Varco, Inc. ...........     326,512     13,249,857
Oceaneering International, Inc. (a)(b)..     221,621     14,070,717
Oil States International, Inc. (a)......     314,959     14,280,241
Schlumberger, Ltd. (b)..................     222,216     14,101,827
SEACOR Holdings, Inc. (a)...............     178,543     14,401,278
Smith International, Inc. ..............     329,054     14,090,092
Superior Energy Services, Inc. (a)......     657,731     13,825,506
Tidewater, Inc. (b).....................     295,024     13,945,784
                                                       ------------
                                                        236,633,648
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $324,706,932)...................                345,247,121
                                                       ------------
SHORT TERM INVESTMENTS -- 15.8%
MONEY MARKET FUNDS -- 15.8%
State Street Institutional Liquid
  Reserves Fund (c).....................     582,804        582,804
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  54,154,621     54,154,621
                                                       ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $54,737,425)....................                 54,737,425
                                                       ------------
TOTAL INVESTMENTS -- 115.7% (E)
  (Cost $379,444,357)...................                399,984,546
OTHER ASSETS AND
  LIABILITIES -- (15.7)%................                (54,150,933)
                                                       ------------
NET ASSETS -- 100.0%....................               $345,833,613
                                                       ============





(a)  Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2010.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(d)  Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.9%
INTEGRATED OIL & GAS -- 12.7%
Chevron Corp. ..........................     271,020   $ 20,551,447
ConocoPhillips..........................     386,596     19,782,117
Exxon Mobil Corp. (a)...................     299,103     20,033,919
Occidental Petroleum Corp. .............     244,106     20,636,721
                                                       ------------
                                                         81,004,204
                                                       ------------
OIL & GAS EXPLORATION & PRODUCTION -- 69.0%
Anadarko Petroleum Corp. ...............     277,352     20,199,546
Apache Corp. ...........................     187,021     18,982,631
Atlas Energy, Inc. (b)..................     581,797     18,105,523
Cabot Oil & Gas Corp. (a)...............     477,311     17,565,045
Chesapeake Energy Corp. ................     779,479     18,426,884
Cimarex Energy Co. .....................     320,099     19,007,479
Concho Resources, Inc. (b)..............     398,292     20,057,985
Denbury Resources, Inc. (a)(b)..........   1,245,696     21,014,891
Devon Energy Corp. .....................     283,322     18,254,436
EOG Resources, Inc. ....................     204,821     19,036,064
EXCO Resources, Inc. (a)................   1,017,820     18,707,532
Forest Oil Corp. (a)(b).................     679,204     17,537,047
Newfield Exploration Co. (b)............     364,519     18,973,214
Noble Energy, Inc. .....................     270,029     19,712,117
Petrohawk Energy Corp. (b)..............     900,444     18,261,004
Pioneer Natural Resources Co. (a).......     378,598     21,322,639
Plains Exploration & Production
  Co. (b)...............................     606,200     18,179,938
Range Resources Corp. (a)...............     389,196     18,241,617
Southwestern Energy Co. (b).............     450,431     18,341,550
St. Mary Land & Exploration Co. ........     542,506     18,884,634
Ultra Petroleum Corp. (b)...............     411,304     19,179,106
Whiting Petroleum Corp. (b).............     254,350     20,561,654
XTO Energy, Inc. .......................     424,184     20,013,001
                                                       ------------
                                                        438,565,537
                                                       ------------
OIL & GAS REFINING & MARKETING -- 18.2%
Frontier Oil Corp. (a)..................   1,410,031     19,035,419
Holly Corp. (a).........................     680,320     18,987,731
Sunoco, Inc. (a)........................     672,302     19,974,092
Tesoro Corp. (a)........................   1,451,046     20,169,539
Valero Energy Corp. ....................     977,598     19,258,681
World Fuel Services Corp. (a)...........     694,898     18,512,083
                                                       ------------
                                                        115,937,545
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $673,925,423)...................                635,507,286
                                                       ------------
SHORT TERM INVESTMENTS -- 9.2%
MONEY MARKET FUNDS -- 9.2%
State Street Institutional Liquid
  Reserves Fund (c).....................     494,254        494,254
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  57,766,533     57,766,533
                                                       ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $58,260,787)....................                 58,260,787
                                                       ------------
TOTAL INVESTMENTS -- 109.1% (E)
  (Cost $732,186,210)...................                693,768,073
OTHER ASSETS AND
  LIABILITIES -- (9.1)%.................                (57,626,131)
                                                       ------------
NET ASSETS -- 100.0%....................               $636,141,942
                                                       ============





(a) Security, or portion thereof, was on loan at March 31, 2010.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(d)  Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.9%
PHARMACEUTICALS -- 99.9%
Abbott Laboratories.....................      79,389   $  4,182,213
Allergan, Inc. .........................      69,463      4,537,323
Auxilium Pharmaceuticals, Inc. (a)(b)...     125,783      3,919,398
Bristol-Myers Squibb Co. (a)............     167,176      4,463,599
Eli Lilly & Co. (a).....................     120,463      4,363,170
Endo Pharmaceuticals Holdings,
  Inc. (a)(b)...........................     181,705      4,304,591
Forest Laboratories, Inc. (a)(b)........     138,460      4,342,106
Impax Laboratories, Inc. (a)(b).........     262,476      4,693,071
Johnson & Johnson.......................      67,439      4,397,023
King Pharmaceuticals, Inc. (b)..........     350,179      4,118,105
Medicis Pharmaceutical Corp. (Class
  A) (a)................................     173,407      4,362,920
Merck & Co., Inc. ......................     116,476      4,350,379
Mylan, Inc. (a)(b)......................     197,185      4,478,071
Nektar Therapeutics (a)(b)..............     281,235      4,277,584
Par Pharmaceutical Cos., Inc. (a)(b)....     169,138      4,194,622
Perrigo Co. (a).........................      85,404      5,014,923
Pfizer, Inc. ...........................     253,409      4,345,964
Salix Pharmaceuticals, Ltd. (a)(b)......     135,427      5,044,656
Valeant Pharmaceuticals
  International (a)(b)..................     110,583      4,745,117
ViroPharma, Inc. (a)(b).................     326,658      4,452,349
VIVUS, Inc. (a)(b)......................     467,410      4,075,815
Watson Pharmaceuticals, Inc. (a)(b).....     104,622      4,370,061
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $79,011,423)....................                 97,033,060
                                                       ------------
SHORT TERM INVESTMENTS -- 23.8%
MONEY MARKET FUNDS -- 23.8%
State Street Institutional Liquid
  Reserves Fund (c).....................         100            100
State Street Navigator Securities
  Lending Prime Portfoilio (c)(d).......  23,089,946     23,089,946
                                                       ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $23,090,046)....................                 23,090,046
                                                       ------------
TOTAL INVESTMENTS -- 123.7% (E)
  (Cost $102,101,469)...................                120,123,106
OTHER ASSETS AND
  LIABILITIES -- (23.7)%................                (23,028,844)
                                                       ------------
NET ASSETS -- 100.0%....................               $ 97,094,262
                                                       ============





(a) Security, or portion thereof, was on loan at March 31, 2010.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(d)  Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
COMMON STOCKS -- 99.8%
APPAREL RETAIL -- 32.2%
Abercrombie & Fitch Co. (Class A) (a)...      378,891   $   17,292,585
Aeropostale, Inc. (a)(b)................      579,867       16,717,565
American Eagle Outfitters, Inc. (a).....      871,854       16,146,736
AnnTaylor Stores Corp. (a)(b)...........      846,836       17,529,505
Chico's FAS, Inc. ......................    1,107,040       15,963,517
Collective Brands, Inc. (a)(b)..........      737,008       16,759,562
Foot Locker, Inc. ......................    1,122,817       16,887,168
Guess ?, Inc. ..........................      357,311       16,786,471
Gymboree Corp. (a)(b)...................      317,817       16,408,892
J. Crew Group, Inc. (a)(b)..............      362,243       16,626,954
Jos. A. Bank Clothiers, Inc. (a)(b).....      338,846       18,517,934
Limited Brands, Inc. (a)................      688,174       16,942,844
Ross Stores, Inc. (a)...................      308,795       16,511,269
The Buckle, Inc. (a)....................      458,995       16,872,656
The Children's Place Retail Stores,
  Inc. (a)(b)...........................      384,793       17,142,528
The Dress Barn, Inc. (b)................      604,264       15,807,546
The Gap, Inc. ..........................      716,609       16,560,834
The Men's Wearhouse, Inc. (a)...........      692,931       16,588,768
The TJX Cos., Inc. .....................      387,816       16,489,936
Urban Outfitters, Inc. (b)..............      447,754       17,028,085
                                                        --------------
                                                           335,581,355
                                                        --------------
AUTOMOTIVE RETAIL -- 11.2%
Advance Auto Parts, Inc. ...............      387,383       16,239,095
AutoNation, Inc. (a)(b).................      881,270       15,933,362
AutoZone, Inc. (b)......................       96,708       16,739,188
CarMax, Inc. (a)(b).....................      698,060       17,535,267
Group 1 Automotive, Inc. (a)(b).........      505,865       16,116,859
Monro Muffler Brake, Inc. (a)...........      491,579       17,578,865
O'Reilly Automotive, Inc. (a)(b)........      404,136       16,856,512
                                                        --------------
                                                           116,999,148
                                                        --------------
CATALOG RETAIL -- 1.5%
HSN, Inc. (a)(b)........................      553,298       16,289,093
                                                        --------------
COMPUTER & ELECTRONICS RETAIL -- 6.6%
Best Buy Co., Inc. .....................      407,115       17,318,672
GameStop Corp. (Class A) (a)(b).........      850,421       18,632,724
RadioShack Corp. .......................      714,324       16,165,152
Rent-A-Center, Inc. (b).................      711,868       16,835,679
                                                        --------------
                                                            68,952,227
                                                        --------------
DEPARTMENT STORES -- 8.1%
J. C. Penney Co., Inc. .................      534,640       17,199,369
Kohl's Corp. (b)........................      304,401       16,675,087
Macy's, Inc. ...........................      751,080       16,351,011
Nordstrom, Inc. (a).....................      410,235       16,758,100
Sears Holdings Corp. (a)(b).............      158,105       17,143,325
                                                        --------------
                                                            84,126,892
                                                        --------------
DRUG RETAIL -- 3.4%
CVS Caremark Corp. .....................      471,614       17,242,208
Walgreen Co. ...........................      481,622       17,863,360
                                                        --------------
                                                            35,105,568
                                                        --------------
FOOD RETAIL -- 7.8%
Casey's General Stores, Inc. ...........      546,705       17,166,537
Safeway, Inc. ..........................      658,104       16,360,465
SUPERVALU, Inc. (a).....................      953,852       15,910,251
The Kroger Co. .........................      733,656       15,890,989
Whole Foods Market, Inc. (b)............      449,950       16,265,693
                                                        --------------
                                                            81,593,935
                                                        --------------
GENERAL MERCHANDISE STORES -- 4.8%
Dollar Tree Stores, Inc. (b)............      290,199       17,185,585
Family Dollar Stores, Inc. .............      461,820       16,907,230
Target Corp. ...........................      307,835       16,192,121
                                                        --------------
                                                            50,284,936
                                                        --------------
HYPERMARKETS & SUPER CENTERS -- 3.2%
Costco Wholesale Corp. .................      271,593       16,216,818
Wal-Mart Stores, Inc. ..................      303,127       16,853,861
                                                        --------------
                                                            33,070,679
                                                        --------------
INTERNET RETAIL -- 6.7%
Amazon.com, Inc. (b)....................      123,947       16,823,327
Expedia, Inc. ..........................      732,397       18,280,629
Netflix, Inc. (a)(b)....................      233,503       17,218,511
Priceline.com, Inc. (b).................       68,388       17,438,940
                                                        --------------
                                                            69,761,407
                                                        --------------
SPECIALTY STORES -- 14.3%
Barnes & Noble, Inc. (a)................      786,702       17,008,497
Dick's Sporting Goods, Inc. (a)(b)......      628,431       16,408,334
Jo-Ann Stores, Inc. (a)(b)..............      401,605       16,859,378
Office Depot, Inc. (b)..................    2,052,591       16,379,676
OfficeMax, Inc. (b).....................      968,522       15,903,131
PetSmart, Inc. .........................      527,968       16,873,857
Staples, Inc. ..........................      697,667       16,318,431
Tiffany & Co. ..........................      355,219       16,869,350
Tractor Supply Co. (a)..................      280,311       16,272,054
                                                        --------------
                                                           148,892,708
                                                        --------------
TOTAL COMMON STOCKS --
  (Cost $1,032,865,088).................                 1,040,657,948
                                                        --------------
SHORT TERM INVESTMENTS -- 12.7%
MONEY MARKET FUNDS -- 12.7%
State Street Institutional Liquid
  Reserves Fund (c).....................    1,202,807        1,202,807
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  131,642,330      131,642,330
                                                        --------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $132,845,137)...................                   132,845,137
                                                        --------------
TOTAL INVESTMENTS -- 112.5% (E)
  (Cost $1,165,710,225).................                 1,173,503,085
OTHER ASSETS AND
  LIABILITIES -- (12.5)%................                  (130,657,598)
                                                        --------------
NET ASSETS -- 100.0%....................                $1,042,845,487
                                                        ==============





(a) Security, or portion thereof, was on loan at March 31, 2010.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(d)  Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 100.0%
SEMICONDUCTORS -- 100.0%
Advanced Micro Devices, Inc. (a)(b).....     883,563   $  8,190,629
Altera Corp. (a)........................     315,769      7,676,344
Analog Devices, Inc. ...................     272,251      7,846,274
Atheros Communications, Inc. (a)(b).....     212,004      8,206,675
Atmel Corp. (b).........................   1,535,186      7,721,986
Broadcom Corp. (Class A)................     241,826      8,023,787
Cree, Inc. (a)(b).......................     111,180      7,807,060
Cypress Semiconductor Corp. (a)(b)......     634,806      7,300,269
Intel Corp. ............................     370,986      8,258,148
International Rectifier Corp. (a)(b)....     358,490      8,209,421
Intersil Corp. (Class A)................     525,701      7,759,347
Linear Technology Corp. (a).............     285,861      8,084,149
LSI Corp. (b)...........................   1,416,592      8,669,543
Maxim Integrated Products, Inc. (a).....     412,893      8,005,995
Microchip Technology, Inc. (a)..........     279,514      7,871,114
Micron Technology, Inc. (a)(b)..........     791,450      8,223,165
National Semiconductor Corp. ...........     548,728      7,929,120
NVIDIA Corp. (b)........................     457,414      7,949,855
ON Semiconductor Corp. (b)..............     986,297      7,890,376
PMC-Sierra, Inc. (b)....................     887,601      7,917,401
Rambus, Inc. (a)(b).....................     352,916      7,711,215
Silicon Laboratories, Inc. (a)(b).......     170,571      8,131,119
Skyworks Solutions, Inc. (a)(b).........     513,711      8,013,892
Texas Instruments, Inc. ................     328,799      8,045,711
Xilinx, Inc. ...........................     296,566      7,562,433
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $185,326,103)...................                199,005,028
                                                       ------------
SHORT TERM INVESTMENTS -- 17.7%
MONEY MARKET FUNDS -- 17.7%
State Street Institutional Liquid
  Reserves Fund (c).....................      13,368         13,368
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  35,126,144     35,126,144
                                                       ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $35,139,512)....................                 35,139,512
                                                       ------------
TOTAL INVESTMENTS -- 117.7% (E)
  (Cost $220,465,615)...................                234,144,540
OTHER ASSETS AND
  LIABILITIES -- (17.7)%................                (35,143,235)
                                                       ------------
NET ASSETS -- 100.0%....................               $199,001,305
                                                       ============





(a) Security, or portion thereof, was on loan at March 31, 2010.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(d)  Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 input. (See accompanying Notes to Schedules of Investments.)

SPDR WELLS FARGO PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
PREFERRED STOCKS -- 99.9%
CAPITAL MARKETS -- 8.2%
Morgan Stanley Series A, 4.00% (a)......     31,152   $   661,357
Morgan Stanley Capital Trust III,
  6.25% (b).............................     24,862       556,909
Morgan Stanley Capital Trust IV, 6.25%..     17,559       388,932
Morgan Stanley Capital Trust V, 5.75%...     14,124       291,943
Morgan Stanley Capital Trust VI,
  6.60% (b).............................     24,420       573,138
Morgan Stanley Capital Trust VII,
  6.60% (b).............................     31,152       717,742
Morgan Stanley Capital Trust
  VIII, 6.45%...........................     23,326       517,837
The Bank of New York Capital V Series
  F, 5.95%..............................     11,759       295,033
The Goldman Sachs Group, Inc. Series A,
  3.75% (a).............................     25,119       551,111
The Goldman Sachs Group, Inc. Series B,
  6.20% (b).............................     26,793       675,184
The Goldman Sachs Group, Inc. Series D,
  4.00% (a)(b)..........................     45,200       998,920
                                                      -----------
                                                        6,228,106
                                                      -----------
COMMERCIAL BANKS -- 37.4%
BAC Capital Trust I, 7.00% (b)..........     19,218       449,125
BAC Capital Trust II, 7.00%.............     30,167       701,081
BAC Capital Trust III, 7.00%............     16,770       392,250
BAC Capital Trust IV, 5.88%.............     12,528       251,813
BAC Capital Trust V, 6.00% (b)..........     17,308       360,006
BAC Capital Trust VIII, 6.00%...........     16,770       347,978
BAC Capital Trust X Series B,
  6.25% (b).............................     30,139       620,863
BAC Capital Trust XII, 6.88% (b)........     28,879       671,726
Bank One Capital Trust VI, 7.20%........     17,580       447,763
Barclays Bank PLC Series 2, 6.63%.......     19,433       441,129
Barclays Bank PLC Series 3, 7.10% (b)...     35,592       867,021
Barclays Bank PLC Series 4, 7.75%.......     29,766       745,638
Barclays Bank PLC Series 5, 8.13%.......     68,539     1,764,194
BB&T Capital Trust V, 8.95% (a).........     15,072       409,958
BB&T Capital Trust VI, 9.60%............     19,218       551,557
BB&T Capital Trust VII, 8.10% (b).......     11,759       313,260
Fifth Third Capital Trust V, 7.25% (a)..     19,218       446,626
Fifth Third Capital Trust VI,
  7.25% (a).............................     28,879       678,656
Fifth Third Capital Trust VII,
  8.88% (a).............................     13,396       348,296
Fleet Capital Trust VIII, 7.20% (a).....     17,857       411,068
HSBC Holdings PLC, 8.13% (b)............     56,011     1,498,294
HSBC Holdings PLC, Series A, 6.20%......     36,887       841,761
HSBC USA, Inc. Series F, 3.50% (a)......     13,058       297,070
HSBC USA, Inc. Series G, 4.00% (a)......      9,431       216,441
KeyCorp Capital IX, 6.75% (b)...........     11,069       248,720
KeyCorp Capital X, 8.00%................     19,007       469,663
M&T Capital Trust IV, 8.50% (b).........     11,759       320,433
National Bank of Greece SA, 9.00%.......     20,966       477,605
National City Capital Trust II,
  6.63% (b).............................     25,119       597,330
National City Capital Trust III, 6.63%..     16,770       390,573
National City Capital Trust IV, 8.00%...     17,352       446,988
PNC Capital Trust D, 6.13%..............     10,022       239,426
PNC Capital Trust E, 7.75%..............     15,033       391,459
Santander Finance Preferred SA
  Unipersonal, 10.50%...................     27,665       781,536
Suntrust Cap IX, 7.88% (b)..............     22,915       573,792
UBS Preferred Funding Trust IV Series D,
  0.95% (a)(b)..........................     10,092       170,555
US Bancorp Series B, 3.50% (a)(b).......     33,441       759,111
US Bancorp Series D, 7.88% (b)..........     16,708       466,487
US Bancorp Capital VI, 5.75% (b)........      9,214       206,486
US Bancorp Capital VII, 5.88% (b).......     10,092       226,767
US Bancorp Capital VIII Series 1,
  6.35% (b).............................     12,528       296,538
US Bancorp Capital X, 6.50%.............     16,708       411,351
US Bancorp Capital XI, 6.60% (b)........     25,579       633,848
US Bancorp Capital XII, 6.30%...........     17,887       424,816
Wachovia Capital Trust IV, 6.38% (b)....     29,298       678,249
Wachovia Capital Trust IX, 6.38%........     26,761       611,756
Wachovia Capital Trust X, 7.85%.........     28,046       723,306
Wells Fargo & Co. Series J, 8.00%.......     41,330     1,128,309
Wells Fargo Capital IX, 5.63%...........      9,591       209,276
Wells Fargo Capital Trust IV,
  7.00% (b).............................     24,995       629,624
Wells Fargo Capital VII, 5.85% (b)......      9,591       220,497
Wells Fargo Capital XI, 6.25%...........     19,188       456,291
Wells Fargo Capital XII, 7.88%..........     30,293       791,556
Wells Fargo Capital XIV, 8.63%..........     13,319       368,670
                                                      -----------
                                                       28,424,592
                                                      -----------
CONSUMER FINANCE -- 1.7%
Capital One Capital II, 7.50% (b).......     11,506       282,817
HSBC Finance Corp., 6.36% (b)...........     14,547       336,327
HSBC USA, Inc. Series H, 6.50%..........      9,431       226,816
MBNA Capital D Series D, 8.13%..........     10,022       248,846
SLM Corp., 6.00% (b)....................     10,092       180,243
                                                      -----------
                                                        1,275,049
                                                      -----------
DIVERSIFIED FINANCIAL SERVICES -- 25.2%
Countrywide Capital IV, 6.75%...........     16,770       360,052
Countrywide Capital V, 7.00% (b)........     50,058     1,123,802
Credit Suisse Guernsey, 7.90%...........     51,080     1,322,461
Deutsche Bank Capital Funding Trust IX,
  6.63% (b).............................     27,288       628,988
Deutsche Bank Capital Funding Trust
  VIII, 6.38%...........................     14,273       333,845
Deutsche Bank Capital Funding Trust
  X, 7.35%..............................     19,148       461,275
Deutsche Bank Contingent Capital Trust
  II, 6.55% (b).........................     19,034       435,308
Deutsche Bank Contingent Capital Trust
  III, 7.60% (b)........................     46,865     1,164,127
Deutsche Bank Contingent Capital Trust
  V, 8.05% (b)..........................     30,017       764,533
General Electric Capital Corp.,
  5.88% (b).............................     22,421       549,315
General Electric Capital Corp., 6.00%...     29,887       743,290
General Electric Capital Corp., 6.05%...     17,919       444,750
General Electric Capital Corp.,
  6.10% (b).............................     29,887       747,474
General Electric Capital Corp., 6.50%...      7,377       189,958
General Electric Capital Corp., 6.63%...     29,887       756,739
General Electric Capital Corp. Series
  A, 6.45%..............................     14,880       376,166
HSBC Finance Corp., 6.00%...............      7,638       178,729
HSBC Finance Corp., 6.88% (b)...........      7,625       190,244
JP Morgan Chase & Co., 8.63%............     26,429       732,876
JP Morgan Chase Capital X, 7.00%........     14,688       374,397

SPDR WELLS FARGO PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
JP Morgan Chase Capital XI Series K,
  5.88% (b).............................     15,768   $   371,336
JP Morgan Chase Capital XII, 6.25% (b)..      5,796       142,060
JP Morgan Chase Capital XIV, 6.20% (b)..      8,810       214,964
JP Morgan Chase Capital XIX Series
  S, 6.63%..............................      8,271       204,542
JP Morgan Chase Capital XVI, 6.35%......      7,375       181,056
JP Morgan Chase Capital XXIV Series
  X, 6.88%..............................     10,244       259,685
JP Morgan Chase Capital XXVI, 8.00%.....     26,644       722,852
JPMorgan Chase Capital XXVIII,
  7.20% (a)(b)..........................     22,082       579,211
Merrill Lynch Capital Trust I Series K,
  6.45% (a).............................     35,178       728,888
Merrill Lynch Capital Trust II,
  6.45% (a).............................     31,781       656,278
Merrill Lynch Capital Trust III,
  7.38% (a).............................     25,119       589,794
Merrill Lynch Capital Trust III, 7.00%..     25,119       555,130
Merrill Lynch Capital Trust IV,
  7.12% (b).............................     13,396       303,955
Merrill Lynch Capital Trust V Series
  F, 7.28%..............................     28,495       653,960
Repsol International Capital Ltd. Series
  A, 7.45% (b)..........................     23,478       598,454
Tennessee Valley Authority Series A,
  4.50% (a).............................      9,169       240,228
Tennessee Valley Authority Series D,
  4.73% (a)(b)..........................     11,060       294,528
                                                      -----------
                                                       19,175,250
                                                      -----------
ELECTRIC UTILITIES -- 3.8%
Alabama Power Co. Series B, 5.88% (b)...      8,331       210,358
American Electric Power, 8.75% (b)......     10,583       299,499
BGE Capital Trust II, 6.20%.............      8,331       201,943
FPC Capital I Series A, 7.10%...........     10,022       252,655
FPL Group Capital Trust I, 5.88%........     10,022       251,252
FPL Group Capital, Inc. Series
  A, 6.60%..............................     11,759       305,028
FPL Group Capital, Inc. Series E,
  7.45% (b).............................     11,759       318,081
FPL Group Capital, Inc. Series
  F, 8.75%..............................     12,528       361,934
Georgia Power Co. Series D, 6.38% (b)...     10,022       265,884
Georgia Power Series X, 5.70% (b).......      8,331       211,607
PPL Energy Supply LLC, 7.00%............      8,340       214,588
                                                      -----------
                                                        2,892,829
                                                      -----------
INSURANCE -- 10.9%
Aegon NV, 6.38%.........................     33,521       681,817
Aegon NV, 6.50%.........................     16,770       343,450
Aegon NV, 6.88% (b).....................     18,407       397,223
Aegon NV, 7.25%.........................     35,178       809,094
Aegon NV Series 1, 4.00% (a)............      8,331       170,786
American International Group, Inc.,
  7.70% (a)(b)..........................     36,815       743,663
American International Group, Inc.
  Series A-4, 6.45% (a).................     25,119       448,625
Axis Capital Holdings Series A, 7.25%...      8,331       207,525
Everest RE Capital Trust II Series B,
  6.20% (b).............................     10,737       234,604
Lincoln National Corp., 6.75% (b).......      9,214       225,743
MetLife, Inc. Series A, 4.00% (a)(b)....     20,092       477,989
MetLife, Inc. Series B, 6.50%...........     50,211     1,232,680
PartnerRe Ltd. Series C, 6.75% (b)......      9,715       241,515
Principal Financial Group, Inc. Series
  B, 6.52% (a)..........................      8,331       196,445
Prudential Financial, Inc., 9.00%.......     30,782       851,122
Prudential PLC, 6.50% (a)(b)............     10,022       243,635
Prudential PLC, 6.75% (b)...............      8,331       201,943
RenaissanceRe Holdings Ltd. Series C,
  6.08% (b).............................      8,331       178,283
RenaissanceRe Holdings Ltd. Series D,
  6.60% (b).............................     10,092       235,345
W.R. Berkley Capital Trust II, 6.75%....      8,331       204,526
                                                      -----------
                                                        8,326,013
                                                      -----------
MEDIA -- 4.2%
CBS Corp., 6.75%........................     23,478       559,716
CBS Corp., 7.25%........................     11,198       275,583
Comcast Corp., 6.63%....................     19,218       472,763
Comcast Corp., 7.00%....................     11,506       292,367
Comcast Corp. Series B, 7.00% (b).......     37,684       957,174
Viacom, Inc., 6.85%.....................     25,119       627,221
                                                      -----------
                                                        3,184,824
                                                      -----------
MULTI-UTILITIES -- 1.3%
Dominion Resources Inc. Series A,
  8.38% (b).............................     22,915       636,579
Xcel Energy, Inc., 7.60% (b)............     13,396       360,620
                                                      -----------
                                                          997,199
                                                      -----------
REAL ESTATE INVESTMENT TRUSTS -- 4.9%
Duke Realty Corp. Series O, 8.38% (b)...      9,778       250,121
Harris Preferred Capital Corp. Series A,
  7.38% (b).............................      8,331       206,442
Hospitality Properties Trust Series C,
  7.00% (b).............................     10,660       238,891
Kimco Realty Corp. Series G, 7.75%......     15,441       390,194
Public Storage Series I, 7.25%..........     17,352       440,394
Public Storage Series K, 7.25%..........     14,257       359,277
Public Storage Series M, 6.63%..........     15,952       388,750
Vornado Realty LP, 7.88%................     15,441       388,650
Vornado Realty Trust Series I,
  6.63% (b).............................      9,057       205,866
Wachovia Preferred Funding Corp. Series
  A, 7.25%..............................     25,119       583,514
Weingarten Realty Investors Series
  F, 6.50%..............................     11,759       253,994
                                                      -----------
                                                        3,706,093
                                                      -----------
WIRELESS TELECOMMUNICATION SERVICES -- 2.3%
AT&T, Inc., 6.38% (b)...................     40,189     1,060,186
Telephone & Data Systems, 7.60%.........     16,708       414,358
US Cellular Corp., 7.50%................     11,045       276,346
                                                      -----------
                                                        1,750,890
                                                      -----------
TOTAL PREFERRED STOCKS --
  (Cost $73,711,399)....................               75,960,845
                                                      -----------
SHORT TERM INVESTMENTS -- 9.3%
MONEY MARKET FUNDS -- 9.3%
State Street Institutional Liquid
  Reserves Fund (c).....................    227,816       227,816

SPDR WELLS FARGO PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  6,871,715   $ 6,871,715
                                                      -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $7,099,531).....................                7,099,531
                                                      -----------
TOTAL INVESTMENTS -- 109.2% (E)
  (Cost $80,810,930)....................               83,060,376
OTHER ASSETS AND
  LIABILITIES -- (9.2)%.................               (6,990,202)
                                                      -----------
NET ASSETS -- 100.0%....................              $76,070,174
                                                      ===========





(a) Variable rate security. The rate shown reflects the rate as of March 31, 2010.
(b) Security, or portion thereof, was on loan at March 31, 2010.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(d)  Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR BARCLAYS CAPITAL 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------



                                            PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT          VALUE
--------------------                        ---------        -----
U.S. TREASURY OBLIGATIONS -- 115.9%
Treasury Bills*
  0.06%, 4/1/2010.......................  $131,113,000   $ 131,113,000
  0.10%, 5/6/2010.......................    99,689,000      99,675,431
  0.10%, 5/13/2010......................    69,413,000      69,401,259
  0.11%, 5/20/2010......................    70,666,000      70,651,573
  0.12%, 5/27/2010......................    71,927,000      71,909,100
  0.13%, 6/24/2010......................    74,450,000      74,425,678
  0.14%, 6/10/2010......................   109,784,000     109,753,043
  0.14%, 6/17/2010......................   118,616,000     118,577,946
  0.15%, 6/3/2010.......................   104,736,000     104,708,504
  0.15%, 7/1/2010.......................   105,998,000     105,956,473
                                                         -------------
TOTAL U.S. TREASURY
  OBLIGATIONS --
  (Cost $956,195,751)...................                   956,172,007
                                                         -------------

                                             SHARES
                                             ------
SHORT TERM INVESTMENTS -- 0.0% (A)
MONEY MARKET FUND -- 0.0% (A)
State Street Institutional Liquid
  Reserves Fund (b)(c)
  (Cost $287,959).......................       287,959         287,959
                                                         -------------
TOTAL INVESTMENTS -- 115.9% (D)
  (Cost $956,483,710)...................                   956,459,966
OTHER ASSETS AND
  LIABILITIES -- (15.9)% ...............                  (131,203,984)
                                                         -------------
NET ASSETS -- 100.0%....................                 $ 825,255,982
                                                         =============





 * Rate shown is the discount rate at time of purchase, not a coupon rate.
(a)  Amount shown represents less than 0.05% of net assets.
(b)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(c) Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)
(d) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR BARCLAYS CAPITAL TIPS ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------



                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
U.S. TREASURY OBLIGATIONS -- 99.4%
Treasury Inflation Protected
  Indexed Notes
  0.63%, 4/15/2013 (a)..................  $10,011,761   $ 10,213,598
  1.25%, 4/15/2014 (a)..................   10,075,944     10,430,215
  1.38%, 7/15/2018 (a)..................    9,669,714      9,693,888
  1.38%, 1/15/2020 (a)..................    6,989,464      6,866,030
  1.63%, 1/15/2015 (a)..................   13,963,495     14,609,307
  1.63%, 1/15/2018 (a)..................   11,598,665     11,877,729
  1.88%, 7/15/2013 (a)..................   15,844,148     16,789,885
  1.88%, 7/15/2015 (a)..................   12,668,271     13,434,321
  1.88%, 7/15/2019 (a)..................    9,949,428     10,279,052
  2.00%, 4/15/2012 (a)..................   11,850,624     12,422,772
  2.00%, 1/15/2014 (a)..................   16,565,038     17,608,138
  2.00%, 7/15/2014 (a)..................   14,679,371     15,635,878
  2.00%, 1/15/2016......................   12,103,993     12,858,556
  2.13%, 1/15/2019 (a)..................   10,100,582     10,665,609
  2.38%, 4/15/2011......................   14,567,135     15,040,567
  2.38%, 1/15/2017 (a)..................   12,060,878     13,046,493
  2.50%, 7/15/2016 (a)..................   14,404,084     15,761,237
  2.63%, 7/15/2017 (a)..................    9,428,372     10,381,487
  3.00%, 7/15/2012......................   18,722,396     20,187,985
  3.38%, 1/15/2012 (a)..................    4,774,603      5,114,794
  3.50%, 1/15/2011......................      124,487        128,903
Treasury Inflation Protected
  Indexed Bonds
  1.75%, 1/15/2028......................   11,159,126     10,622,149
  2.00%, 1/15/2026 (a)..................   14,055,828     14,031,652
  2.13%, 2/15/2040......................    5,302,802      5,279,575
  2.38%, 1/15/2025......................   21,443,766     22,526,033
  2.38%, 1/15/2027......................   11,712,782     12,241,731
  2.50%, 1/15/2029......................    9,300,326      9,881,597
  3.38%, 4/15/2032 (a)..................    3,857,222      4,693,738
  3.63%, 4/15/2028 (a)..................   14,972,486     18,338,899
  3.88%, 4/15/2029......................   16,989,822     21,643,505
                                                        ------------
TOTAL U.S. TREASURY
  OBLIGATIONS --
  (Cost $362,519,071)...................                 372,305,323
                                                        ------------

                                             SHARES
                                             ------
SHORT TERM INVESTMENTS -- 17.9%
MONEY MARKET FUNDS -- 17.9%
State Street Institutional Liquid
  Reserves Fund (b).....................      190,724        190,724
State Street Navigator Securities
  Lending Prime Portfolio (b)(c)........   66,912,492     66,912,492
                                                        ------------
TOTAL SHORT TERM INVESTMENTS -- (D)
  (Cost $67,103,216)....................                  67,103,216
                                                        ------------
TOTAL INVESTMENTS -- 117.3% (E)
  (Cost $429,622,287)...................                 439,408,539
OTHER ASSETS AND
  LIABILITIES -- (17.3)%................                 (64,815,653)
                                                        ------------
NET ASSETS -- 100.0%....................                $374,592,886
                                                        ============





(a) Security, or portion thereof, was on loan at March 31, 2010.
(b)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(c)  Investments of cash collateral for securities loaned.
(d) Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR BARCLAYS CAPITAL INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------



                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
U.S. TREASURY OBLIGATIONS -- 99.3%
Treasury Bonds
  7.25%, 5/15/2016 (a)..................  $ 1,015,000   $  1,260,021
  7.50%, 11/15/2016 (a).................      964,000      1,217,281
  8.13%, 8/15/2019 (a)..................      825,000      1,109,732
  8.50%, 2/15/2020......................      500,000        691,690
  8.75%, 5/15/2017 (a)..................      870,000      1,175,596
  8.88%, 8/15/2017......................      572,000        780,963
  8.88%, 2/15/2019 (a)..................      358,000        499,825
  9.00%, 11/15/2018 (a).................      421,000        590,309
  9.13%, 5/15/2018 (a)..................      359,000        503,156
  9.25%, 2/15/2016......................      264,000        355,774
  9.88%, 11/15/2015.....................      308,000        422,564
  10.63%, 8/15/2015.....................      191,000        267,287
  11.25%, 2/15/2015 (a).................      579,000        812,690
Treasury Notes
  0.75%, 11/30/2011 (a).................    3,950,000      3,944,549
  0.88%, 4/30/2011 (a)..................    2,340,000      2,349,501
  0.88%, 5/31/2011 (a)..................    1,643,000      1,649,999
  0.88%, 1/31/2012 (a)..................    2,600,000      2,596,906
  0.88%, 2/29/2012 (a)..................    3,500,000      3,492,510
  1.00%, 7/31/2011 (a)..................    2,874,000      2,888,744
  1.00%, 8/31/2011 (a)..................    2,286,000      2,296,516
  1.00%, 9/30/2011 (a)..................    2,700,000      2,710,908
  1.00%, 10/31/2011.....................    3,050,000      3,060,614
  1.00%, 12/31/2011.....................    3,000,000      3,005,910
  1.13%, 6/30/2011 (a)..................    1,666,000      1,678,162
  1.13%, 12/15/2011 (a).................    1,579,000      1,586,074
  1.13%, 1/15/2012 (a)..................    1,518,000      1,523,586
  1.13%, 12/15/2012.....................    2,000,000      1,982,680
  1.38%, 2/15/2012......................    1,993,000      2,008,565
  1.38%, 3/15/2012......................    1,307,000      1,317,025
  1.38%, 4/15/2012......................    1,462,000      1,472,088
  1.38%, 5/15/2012 (a)..................    1,993,000      2,005,337
  1.38%, 9/15/2012 (a)..................    2,500,000      2,505,600
  1.38%, 10/15/2012 (a).................    2,200,000      2,202,948
  1.38%, 11/15/2012.....................    4,500,000      4,498,875
  1.38%, 1/15/2013......................    3,000,000      2,990,160
  1.38%, 2/15/2013......................    1,000,000        995,340
  1.38%, 3/15/2013......................    1,000,000        994,100
  1.50%, 7/15/2012 (a)..................    1,440,000      1,451,362
  1.50%, 12/31/2013.....................    1,933,000      1,897,375
  1.75%, 11/15/2011 (a).................    1,518,000      1,540,891
  1.75%, 8/15/2012 (a)..................    2,176,000      2,202,699
  1.75%, 1/31/2014 (a)..................    1,302,000      1,287,248
  1.75%, 3/31/2014 (a)..................    1,751,000      1,724,822
  1.88%, 6/15/2012 (a)..................    2,018,000      2,050,934
  1.88%, 2/28/2014......................    1,463,000      1,450,696
  1.88%, 4/30/2014 (a)..................    1,793,000      1,771,341
  2.00%, 11/30/2013.....................    1,533,000      1,535,790
  2.13%, 11/30/2014.....................    4,150,000      4,095,096
  2.25%, 5/31/2014......................    2,442,000      2,445,199
  2.25%, 1/31/2015 (a)..................    2,600,000      2,571,686
  2.38%, 8/31/2014 (a)..................    1,580,000      1,583,697
  2.38%, 9/30/2014 (a)..................    1,600,000      1,600,448
  2.38%, 10/31/2014.....................    1,650,000      1,647,541
  2.38%, 2/28/2015 (a)..................    2,300,000      2,283,831
  2.38%, 3/31/2016......................    1,750,000      1,693,055
  2.50%, 3/31/2013 (a)..................      945,000        970,969
  2.50%, 3/31/2015......................      500,000        498,575
  2.63%, 6/30/2014......................    3,013,000      3,057,773
  2.63%, 7/31/2014 (a)..................    2,962,000      3,002,727
  2.63%, 12/31/2014.....................    2,000,000      2,014,440
  2.63%, 2/29/2016 (a)..................    1,116,000      1,097,084
  2.63%, 4/30/2016......................    1,391,000      1,361,775
  2.75%, 2/28/2013 (a)..................    1,090,000      1,128,096
  2.75%, 10/31/2013 (a).................    1,620,000      1,666,980
  2.75%, 11/30/2016 (a).................    2,000,000      1,944,920
  2.75%, 2/15/2019 (a)..................    3,704,000      3,437,756
  2.88%, 1/31/2013 (a)..................      944,000        980,542
  3.00%, 8/31/2016 (a)..................    1,457,000      1,446,480
  3.00%, 9/30/2016......................    2,200,000      2,180,090
  3.00%, 2/28/2017......................      500,000        492,195
  3.13%, 4/30/2013 (a)..................    1,014,000      1,060,066
  3.13%, 8/31/2013......................    1,484,000      1,548,569
  3.13%, 9/30/2013......................    1,113,000      1,160,692
  3.13%, 10/31/2016 (a).................    3,800,000      3,787,270
  3.13%, 1/31/2017 (a)..................    2,100,000      2,085,237
  3.13%, 5/15/2019 (a)..................    3,809,000      3,627,349
  3.25%, 5/31/2016 (a)..................    1,573,000      1,593,056
  3.25%, 6/30/2016 (a)..................    1,093,000      1,105,548
  3.25%, 7/31/2016 (a)..................    1,516,000      1,531,842
  3.25%, 12/31/2016 (a).................    1,500,000      1,502,115
  3.25%, 3/31/2017......................      500,000        499,180
  3.38%, 11/30/2012 (a).................      811,000        853,886
  3.38%, 6/30/2013......................      872,000        917,693
  3.38%, 7/31/2013 (a)..................    1,382,000      1,454,541
  3.38%, 11/15/2019.....................    5,000,000      4,823,750
  3.50%, 5/31/2013 (a)..................    1,272,000      1,344,072
  3.50%, 2/15/2018 (a)..................    2,111,000      2,117,270
  3.63%, 12/31/2012 (a).................      873,000        924,559
  3.63%, 5/15/2013 (a)..................    1,210,000      1,283,834
  3.63%, 8/15/2019......................    4,347,000      4,293,749
  3.63%, 2/15/2020 (a)..................    1,350,000      1,326,793
  3.75%, 11/15/2018 (a).................    3,090,000      3,113,361
  3.88%, 10/31/2012 (a).................      875,000        931,464
  3.88%, 2/15/2013......................      957,000      1,021,310
  3.88%, 5/15/2018 (a)..................    1,534,000      1,572,534
  4.00%, 11/15/2012 (a).................    1,112,000      1,188,395
  4.00%, 2/15/2014 (a)..................    1,790,000      1,923,767
  4.00%, 2/15/2015......................    1,813,000      1,940,998
  4.00%, 8/15/2018 (a)..................    1,626,000      1,674,780
  4.13%, 8/31/2012 (a)..................      879,000        939,431
  4.13%, 5/15/2015 (a)..................    2,071,000      2,227,278
  4.25%, 9/30/2012 (a)..................      581,000        623,349
  4.25%, 8/15/2013 (a)..................    2,207,000      2,388,702
  4.25%, 11/15/2013.....................    1,426,000      1,544,643
  4.25%, 8/15/2014 (a)..................      544,000        589,968
  4.25%, 11/15/2014.....................    1,159,000      1,256,078
  4.25%, 8/15/2015......................    1,982,000      2,140,025
  4.25%, 11/15/2017 (a).................    1,226,000      1,296,961
  4.38%, 8/15/2012......................      521,000        559,846
  4.50%, 9/30/2011 (a)..................    1,039,000      1,097,423
  4.50%, 11/30/2011 (a).................      950,000      1,008,026
  4.50%, 3/31/2012 (a)..................      912,000        975,138
  4.50%, 4/30/2012 (a)..................      910,000        974,792
  4.50%, 11/15/2015.....................      627,000        685,135
  4.50%, 2/15/2016 (a)..................    1,375,000      1,498,310

SPDR BARCLAYS CAPITAL INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
  4.50%, 5/15/2017 (a)..................  $ 1,253,000   $  1,352,889
  4.63%, 8/31/2011 (a)..................    1,026,000      1,083,138
  4.63%, 10/31/2011.....................      796,000        844,349
  4.63%, 12/31/2011.....................      944,000      1,005,473
  4.63%, 2/29/2012 (a)..................      856,000        915,775
  4.63%, 7/31/2012 (a)..................      904,000        975,696
  4.63%, 11/15/2016.....................    1,410,000      1,538,141
  4.63%, 2/15/2017......................    1,343,000      1,463,239
  4.75%, 1/31/2012 (a)..................      842,000        900,948
  4.75%, 5/31/2012 (a)..................      904,000        974,657
  4.75%, 5/15/2014 (a)..................    1,652,000      1,824,205
  4.75%, 8/15/2017......................    1,416,000      1,548,651
  4.88%, 4/30/2011......................      788,000        825,217
  4.88%, 5/31/2011......................    1,325,000      1,391,979
  4.88%, 7/31/2011......................      984,000      1,039,675
  4.88%, 2/15/2012 (a)..................    1,390,000      1,492,095
  4.88%, 6/30/2012 (a)..................      860,000        931,088
  4.88%, 8/15/2016 (a)..................    1,106,000      1,225,901
  5.00%, 8/15/2011 (a)..................    1,126,000      1,193,864
  5.13%, 6/30/2011......................      987,000      1,043,259
  5.13%, 5/15/2016 (a)..................    1,243,000      1,395,243
                                                        ------------
TOTAL U.S. TREASURY
  OBLIGATIONS --
  (Cost $222,000,489)...................                 222,535,965
                                                        ------------

                                             SHARES
                                             ------
SHORT TERM INVESTMENTS -- 20.4%
MONEY MARKET FUNDS -- 20.4%
State Street Institutional Liquid
  Reserves Fund (b).....................      405,686        405,686
State Street Navigator Securities
  Lending Prime Portfolio (b)(c)........   45,445,631     45,445,631
                                                        ------------
TOTAL SHORT TERM INVESTMENTS -- (D)
  (Cost $45,851,317)....................                  45,851,317
                                                        ------------
TOTAL INVESTMENTS -- 119.7% (E)
  (Cost $267,851,806)...................                 268,387,282
OTHER ASSETS AND
  LIABILITIES -- (19.7)%................                 (44,223,562)
                                                        ------------
NET ASSETS -- 100.0%....................                $224,163,720
                                                        ============





(a) Security, or portion thereof, was on loan at March 31, 2010.
(b)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(c)  Investments of cash collateral for securities loaned.
(d) Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR BARCLAYS CAPITAL LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------



                                           PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT        VALUE
--------------------                       ---------      -----
U.S. TREASURY OBLIGATIONS -- 98.8%
Treasury Bonds
  3.50%, 2/15/2039......................  $  891,000   $   721,202
  4.25%, 5/15/2039......................   1,350,000     1,250,964
  4.38%, 2/15/2038 (a)..................     585,000       556,394
  4.38%, 11/15/2039 (a).................   1,744,000     1,649,249
  4.50%, 2/15/2036......................     611,000       596,874
  4.50%, 5/15/2038......................     794,000       770,514
  4.50%, 8/15/2039 (a)..................   1,446,000     1,396,677
  4.63%, 2/15/2040......................     955,000       941,200
  4.75%, 2/15/2037 (a)..................     850,000       861,772
  5.00%, 5/15/2037 (a)..................     542,000       570,731
  5.25%, 11/15/2028.....................     179,000       194,867
  5.25%, 2/15/2029......................     419,000       455,952
  5.38%, 2/15/2031 (a)..................     587,000       649,410
  5.50%, 8/15/2028 (a)..................     384,000       430,145
  6.00%, 2/15/2026 (a)..................     303,000       357,334
  6.13%, 11/15/2027 (a).................     626,000       749,810
  6.13%, 8/15/2029......................     350,000       421,323
  6.25%, 8/15/2023 (a)..................     724,000       870,241
  6.25%, 5/15/2030......................     579,000       708,673
  6.38%, 8/15/2027......................     237,000       291,164
  6.50%, 11/15/2026.....................     233,000       289,188
  6.63%, 2/15/2027 (a)..................     242,000       304,201
  6.75%, 8/15/2026......................     261,000       331,493
  6.88%, 8/15/2025......................     398,000       508,584
  7.13%, 2/15/2023......................     635,000       818,655
  7.25%, 8/15/2022 (a)..................     119,000       154,705
  7.50%, 11/15/2024 (a).................     241,000       323,644
  7.63%, 11/15/2022.....................     119,000       159,385
  7.63%, 2/15/2025......................     396,000       538,053
  7.88%, 2/15/2021 (a)..................     308,000       414,432
  8.00%, 11/15/2021.....................     928,000     1,265,040
  8.13%, 5/15/2021......................     299,000       409,621
  8.13%, 8/15/2021......................     199,000       273,175
  8.75%, 5/15/2020......................     236,000       332,699
  8.75%, 8/15/2020 (a)..................     356,000       503,302
                                                       -----------
TOTAL U.S. TREASURY
  OBLIGATIONS --
  (Cost $21,879,867)....................                21,070,673
                                                       -----------

                                            SHARES
                                            ------
SHORT TERM INVESTMENTS -- 10.2%
MONEY MARKET FUNDS -- 10.2%
State Street Institutional Liquid
  Reserves Fund (b).....................       5,317         5,317
State Street Navigator Securities
  Lending Prime Portfolio (b)(c)........   2,167,340     2,167,340
                                                       -----------
TOTAL SHORT TERM INVESTMENTS -- (D)
  (Cost $2,172,657).....................                 2,172,657
                                                       -----------
TOTAL INVESTMENTS -- 109.0% (E)
  (Cost $24,052,524)....................                23,243,330
OTHER ASSETS AND
  LIABILITIES -- (9.0)%.................                (1,924,761)
                                                       -----------
NET ASSETS -- 100.0%....................               $21,318,569
                                                       ===========





(a) Security, or portion thereof, was on loan at March 31, 2010.
(b)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(c)  Investments of cash collateral for securities loaned.
(d) Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments.)

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SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------



                                           PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT        VALUE
--------------------                       ---------      -----
CORPORATE BONDS & NOTES -- 91.6%
AEROSPACE & DEFENSE -- 1.8%
Boeing Capital Corp.
  6.50%, 2/15/2012......................  $  405,000   $   442,429
Honeywell International, Inc.
  5.00%, 2/15/2019......................     340,000       353,937
Lockheed Martin Corp.
  4.25%, 11/15/2019.....................     110,000       105,907
Raytheon Co.
  5.50%, 11/15/2012.....................     110,000       120,597
United Technologies Corp.
  5.38%, 12/15/2017 (a).................     405,000       437,814
                                                       -----------
                                                         1,460,684
                                                       -----------
AUTOMOBILES -- 0.5%
Daimler Finance North America LLC
  6.50%, 11/15/2013.....................     340,000       376,841
                                                       -----------
BEVERAGES -- 2.0%
Anheuser-Busch InBev Worldwide, Inc.
  4.13%, 1/15/2015......................     160,000       164,485
Diageo Finance BV
  3.25%, 1/15/2015......................     500,000       499,711
Dr Pepper Snapple Group, Inc.
  6.82%, 5/1/2018 (a)...................     200,000       227,003
PepsiCo, Inc.:
  3.10%, 1/15/2015......................     125,000       126,324
  5.00%, 6/1/2018 (a)...................     615,000       647,146
                                                       -----------
                                                         1,664,669
                                                       -----------
BUILDING PRODUCTS -- 0.3%
Owens Corning
  9.00%, 6/15/2019......................     200,000       235,000
                                                       -----------
CAPITAL MARKETS -- 6.5%
BlackRock, Inc.
  5.00%, 12/10/2019.....................     110,000       110,115
Morgan Stanley:
  4.75%, 4/1/2014.......................     890,000       904,211
  5.63%, 9/23/2019 (a)..................     710,000       704,320
  6.75%, 4/15/2011......................     250,000       263,542
TD Ameritrade Holding Corp.
  5.60%, 12/1/2019......................     110,000       110,517
The Bank of New York Mellon Corp.
  3.10%, 1/15/2015......................     500,000       501,954
The Bear Stearns Cos. LLC
  7.25%, 2/1/2018.......................     835,000       965,102
The Goldman Sachs Group, Inc.:
  5.70%, 9/1/2012 (a)...................     705,000       759,708
  5.95%, 1/18/2018......................     910,000       954,081
  6.00%, 5/1/2014 (a)...................     125,000       136,735
                                                       -----------
                                                         5,410,285
                                                       -----------
CHEMICALS -- 1.4%
E.I. du Pont de Nemours & Co.
  5.88%, 1/15/2014 (a)..................     405,000       447,748
Praxair, Inc.
  2.13%, 6/14/2013......................     250,000       248,807
The Dow Chemical Co.:
  7.60%, 5/15/2014......................     170,000       193,998
  8.55%, 5/15/2019......................     240,000       290,292
                                                       -----------
                                                         1,180,845
                                                       -----------
COMMERCIAL BANKS -- 15.3%
Barclays Bank PLC
  5.20%, 7/10/2014 (a)..................     470,000       501,230
BB&T Corp.
  3.85%, 7/27/2012......................     250,000       260,868
Credit Suisse AG
  5.40%, 1/14/2020......................     125,000       125,599
Credit Suisse of New York, NY:
  5.30%, 8/13/2019......................     300,000       308,107
  5.50%, 5/1/2014.......................     630,000       682,246
Deutsche Bank AG:
  3.88%, 8/18/2014......................     250,000       256,211
  6.00%, 9/1/2017 (a)...................     250,000       272,833
European Investment Bank:
  3.13%, 7/15/2011......................   1,675,000     1,726,492
  4.25%, 7/15/2013......................   1,450,000     1,552,646
Inter-American Development Bank
  3.25%, 11/15/2011.....................   1,240,000     1,286,539
Korea Development Bank
  4.38%, 8/10/2015 (a)..................     140,000       142,561
Kreditanstalt fuer Wiederaufbau
  2.75%, 10/21/2014 (a).................     360,000       361,846
  3.25%, 3/15/2013......................   1,675,000     1,743,348
  4.00%, 1/27/2020......................     250,000       248,686
Landwirtschaftliche Rentenbank
  3.13%, 7/15/2015......................     375,000       377,142
Oesterreichische Kontrollbank AG
  1.75%, 3/11/2013......................     500,000       499,109
PNC Funding Corp.
  5.13%, 2/8/2020.......................     290,000       291,981
US Bancorp
  3.15%, 3/4/2015.......................     500,000       498,610
Wachovia Capital Trust III
  5.80%, 3/29/2049 (a)(b)...............      30,000        25,350
Wachovia Corp.
  5.50%, 5/1/2013 (a)...................   1,394,000     1,507,403
Westpac Banking Corp.
  2.25%, 11/19/2012.....................     105,000       104,705
                                                       -----------
                                                        12,773,512
                                                       -----------
COMMERCIAL SERVICES & SUPPLIES -- 0.3%
Pitney Bowes, Inc.
  6.25%, 3/15/2019......................     100,000       109,421
Republic Services, Inc.
  5.50%, 9/15/2019 (c)..................     120,000       122,341
                                                       -----------
                                                           231,762
                                                       -----------
COMMUNICATIONS EQUIPMENT -- 0.3%
Cisco Systems, Inc.
  4.95%, 2/15/2019 (a)..................     250,000       259,340
                                                       -----------
COMPUTERS & PERIPHERALS -- 1.7%
Dell, Inc.
  4.70%, 4/15/2013......................     150,000       161,054
Hewlett-Packard Co.
  4.75%, 6/2/2014 (a)...................     340,000       367,144

SPDR BARCLAYS CAPITAL INTERMEDIATE TERM CREDIT BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT        VALUE
--------------------                       ---------      -----
International Business Machines Corp.
  5.70%, 9/14/2017 (a)..................  $  835,000   $   923,681
                                                       -----------
                                                         1,451,879
                                                       -----------
CONSUMER FINANCE -- 0.4%
SLM Corp.:
  5.00%, 10/1/2013......................     200,000       191,000
  8.45%, 6/15/2018 (a)..................     120,000       120,600
                                                       -----------
                                                           311,600
                                                       -----------
DIVERSIFIED FINANCIAL SERVICES -- 14.6%
American Express Co.:
  7.25%, 5/20/2014......................     785,000       887,349
  8.13%, 5/20/2019......................     120,000       145,890
Bank of America Corp.
  4.90%, 5/1/2013.......................   1,760,000     1,845,547
BP Capital Markets PLC
  1.55%, 8/11/2011 (a)..................     670,000       675,095
Capital One Bank USA NA
  8.80%, 7/15/2019......................     325,000       391,994
Capital One Financial Corp.
  7.38%, 5/23/2014......................     150,000       171,853
Citigroup, Inc.:
  5.50%, 4/11/2013 (a)..................   1,480,000     1,552,160
  8.50%, 5/22/2019......................     410,000       477,644
Credit Suisse USA, Inc.:
  4.88%, 1/15/2015 (a)..................       5,000         5,298
  6.13%, 11/15/2011 (a).................      15,000        16,114
General Electric Capital Corp.:
  4.80%, 5/1/2013 (a)...................   1,265,000     1,359,367
  5.63%, 5/1/2018.......................     600,000       625,250
HSBC Finance Corp.
  5.00%, 6/30/2015 (a)..................     640,000       663,507
JPMorgan Chase & Co.
  4.65%, 6/1/2014 (a)...................   1,395,000     1,469,857
Lazard Group LLC
  6.85%, 6/15/2017......................     110,000       111,320
Merrill Lynch & Co., Inc.
  6.88%, 4/25/2018......................     717,000       773,944
National Rural Utilities Cooperative
  Finance Corp.
  10.38%, 11/1/2018.....................     150,000       199,055
Nomura Holdings, Inc.:
  5.00%, 3/4/2015.......................     135,000       137,582
  6.70%, 3/4/2020.......................     120,000       124,073
Royal Bank of Scotland Group PLC
  5.00%, 10/1/2014......................      95,000        88,253
UBS AG of Stamford, CT
  5.75%, 4/25/2018......................     450,000       459,128
                                                       -----------
                                                        12,180,280
                                                       -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.2%
Qwest Corp.
  8.38%, 5/1/2016 (a)...................     170,000       190,825
                                                       -----------
ELECTRIC UTILITIES -- 4.6%
Carolina Power & Light Co.
  5.25%, 12/15/2015.....................     250,000       275,000
Commonwealth Edison Co.
  5.80%, 3/15/2018 (a)..................     835,000       899,070
Consolidated Edison Co. of New York
  6.65%, 4/1/2019.......................     120,000       137,151
Duke Energy Corp.
  3.95%, 9/15/2014......................     720,000       734,409
FirstEnergy Solutions Corp.
  4.80%, 2/15/2015......................     720,000       740,065
Nevada Power Co.
  6.50%, 8/1/2018.......................     120,000       130,979
PG&E Corp.
  5.75%, 4/1/2014.......................     720,000       786,694
Virginia Electric and Power Co.
  5.40%, 4/30/2018......................     120,000       126,534
                                                       -----------
                                                         3,829,902
                                                       -----------
ENERGY EQUIPMENT & SERVICES -- 0.2%
Nabors Industries, Inc.
  9.25%, 1/15/2019......................     110,000       136,382
                                                       -----------
FOOD & STAPLES RETAILING -- 2.2%
CVS Caremark Corp.
  5.75%, 6/1/2017.......................     360,000       386,475
Safeway, Inc.
  5.00%, 8/15/2019......................     340,000       342,884
Target Corp.
  6.00%, 1/15/2018 (a)..................     240,000       267,832
Wal-Mart Stores, Inc.
  3.00%, 2/3/2014.......................     835,000       849,834
                                                       -----------
                                                         1,847,025
                                                       -----------
FOOD PRODUCTS -- 1.5%
Kraft Foods, Inc.:
  4.13%, 2/9/2016 (a)...................      75,000        75,868
  5.38%, 2/10/2020......................     125,000       126,802
  5.63%, 11/1/2011......................     835,000       888,332
Unilever Capital Corp.
  3.65%, 2/15/2014......................     120,000       124,426
                                                       -----------
                                                         1,215,428
                                                       -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.7%
Baxter International, Inc.
  4.00%, 3/1/2014.......................     405,000       423,498
Medtronic, Inc.
  4.45%, 3/15/2020......................     150,000       149,100
                                                       -----------
                                                           572,598
                                                       -----------
HEALTH CARE PROVIDERS & SERVICES -- 1.2%
Express Scripts, Inc.
  6.25%, 6/15/2014......................     325,000       358,832
Humana, Inc.
  7.20%, 6/15/2018......................     405,000       437,842
McKesson Corp.
  7.50%, 2/15/2019......................     100,000       118,239
WellPoint, Inc.
  7.00%, 2/15/2019......................      45,000        50,984
                                                       -----------
                                                           965,897
                                                       -----------
HOTELS, RESTAURANTS & LEISURE -- 0.6%
McDonald's Corp.
  5.35%, 3/1/2018 (a)...................     500,000       540,629
                                                       -----------
HOUSEHOLD PRODUCTS -- 1.1%
Clorox Co.
  5.45%, 10/15/2012.....................     110,000       119,274

SPDR BARCLAYS CAPITAL INTERMEDIATE TERM CREDIT BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT        VALUE
--------------------                       ---------      -----
Fortune Brands, Inc.
  6.38%, 6/15/2014 (a)..................  $  200,000   $   218,115
Kimberly-Clark Corp.
  7.50%, 11/1/2018......................     160,000       194,679
The Procter & Gamble Co.
  4.60%, 1/15/2014 (a)..................     340,000       365,377
                                                       -----------
                                                           897,445
                                                       -----------
INDUSTRIAL CONGLOMERATES -- 0.8%
General Electric Co.
  5.25%, 12/6/2017 (a)..................     405,000       424,907
Tyco International Finance SA
  4.13%, 10/15/2014.....................     250,000       257,443
                                                       -----------
                                                           682,350
                                                       -----------
INSURANCE -- 3.6%
ACE INA Holdings, Inc.
  5.90%, 6/15/2019......................     120,000       130,788
Aflac, Inc.
  8.50%, 5/15/2019 (a)..................     325,000       388,098
Allstate Life Global Funding Trusts
  5.38%, 4/30/2013 (a)..................     370,000       402,719
American International Group, Inc.
  5.85%, 1/16/2018 (a)..................     630,000       579,600
Berkshire Hathaway Finance Corp.:
  4.75%, 5/15/2012......................     250,000       266,494
  5.40%, 5/15/2018 (a)..................     110,000       116,396
Chubb Corp.
  6.38%, 3/29/2067 (b)..................     160,000       160,800
Genworth Financial, Inc.
  5.75%, 6/15/2014......................      45,000        45,563
Hartford Financial Services Group, Inc.
  6.30%, 3/15/2018......................      95,000        99,620
Marsh & McLennan Cos., Inc.
  5.75%, 9/15/2015......................     150,000       157,049
Prudential Financial, Inc.:
  3.88%, 1/14/2015 (a)..................      90,000        90,050
  4.75%, 9/17/2015 (a)..................     250,000       257,122
The Travelers Cos., Inc.
  6.25%, 6/20/2016......................     250,000       275,115
                                                       -----------
                                                         2,969,414
                                                       -----------
MACHINERY -- 1.8%
Caterpillar Financial Services Corp.
  6.20%, 9/30/2013 (a)..................     615,000       694,487
Ingersoll-Rand Global Holding Co. Ltd.
  9.50%, 4/15/2014......................     330,000       398,966
John Deere Capital Corp.
  7.00%, 3/15/2012 (a)..................     405,000       447,551
                                                       -----------
                                                         1,541,004
                                                       -----------
MEDIA -- 4.6%
CBS Corp.
  8.88%, 5/15/2019 (a)..................     110,000       132,946
Comcast Corp.
  5.70%, 5/15/2018 (a)..................     665,000       700,921
COX Communications, Inc.
  4.63%, 6/1/2013.......................     170,000       179,968
DIRECTV Holdings LLC:
  3.55%, 3/15/2015 (c)..................     110,000       108,224
  7.63%, 5/15/2016 (a)..................      76,000        85,405
News America, Inc.
  6.90%, 3/1/2019.......................     405,000       461,816
The Walt Disney Co.
  4.50%, 12/15/2013 (a).................     705,000       757,685
Time Warner Cable, Inc.:
  5.88%, 11/15/2016 (a).................     360,000       392,672
  6.20%, 7/1/2013.......................     615,000       678,886
Viacom, Inc.
  6.25%, 4/30/2016......................     340,000       376,258
                                                       -----------
                                                         3,874,781
                                                       -----------
METALS & MINING -- 2.3%
Alcoa, Inc.
  6.75%, 7/15/2018 (a)..................     170,000       175,100
BHP Billiton Finance USA, Ltd.
  5.50%, 4/1/2014.......................     575,000       633,796
Freeport-McMoRan Copper & Gold, Inc.
  8.38%, 4/1/2017.......................     170,000       188,487
Rio Tinto Finance USA, Ltd.
  5.88%, 7/15/2013......................     850,000       930,693
                                                       -----------
                                                         1,928,076
                                                       -----------
MULTI-UTILITIES -- 0.9%
MidAmerican Energy Holdings Co.
  5.75%, 4/1/2018.......................     385,000       405,524
Sempra Energy
  6.50%, 6/1/2016.......................     325,000       362,688
                                                       -----------
                                                           768,212
                                                       -----------
OFFICE ELECTRONICS -- 0.4%
Xerox Corp.
  4.25%, 2/15/2015 (a)..................     325,000       328,783
                                                       -----------
OIL, GAS & CONSUMABLE FUELS -- 7.2%
Anadarko Petroleum Corp.
  6.95%, 6/15/2019 (a)..................     290,000       327,055
Canadian Natural Resources Ltd.
  5.70%, 5/15/2017......................     170,000       181,181
Conoco Funding Co.
  6.35%, 10/15/2011 (a).................     445,000       480,009
ConocoPhillips
  5.75%, 2/1/2019 (a)...................     240,000       261,554
Diamond Offshore Drilling, Inc.
  5.88%, 5/1/2019.......................     110,000       119,163
EnCana Corp.
  6.50%, 5/15/2019......................     240,000       267,859
Energy Transfer Partners LP
  8.50%, 4/15/2014......................     250,000       290,443
Enterprise Products Operating LLC
  6.30%, 9/15/2017......................     290,000       314,428
Kinder Morgan Energy Partners LP
  6.00%, 2/1/2017.......................     680,000       729,655
Marathon Oil Corp.
  7.50%, 2/15/2019 (a)..................     160,000       186,677
Nexen, Inc.
  6.20%, 7/30/2019 (a)..................     120,000       128,037
Petrobras International Finance Co.
  8.38%, 12/10/2018.....................     615,000       733,387
Petroleos Mexicanos
  6.00%, 3/5/2020 (a)(c)................     145,000       148,268

SPDR BARCLAYS CAPITAL INTERMEDIATE TERM CREDIT BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT        VALUE
--------------------                       ---------      -----
Shell International Finance BV
  4.00%, 3/21/2014......................  $  330,000   $   346,803
Smith International, Inc.
  9.75%, 3/15/2019......................     110,000       147,011
Statoil ASA
  2.90%, 10/15/2014.....................     110,000       109,716
Sunoco, Inc.
  5.75%, 1/15/2017 (a)..................     110,000       108,261
Valero Energy Corp.
  6.13%, 2/1/2020.......................     110,000       109,508
Weatherford International Ltd.
  4.95%, 10/15/2013.....................     160,000       168,583
Williams Partners LP
  3.80%, 2/15/2015 (a)(c)...............     200,000       199,453
XTO Energy, Inc.
  5.75%, 12/15/2013.....................     555,000       619,892
                                                       -----------
                                                         5,976,943
                                                       -----------
PAPER & FOREST PRODUCTS -- 0.2%
International Paper Co.
  9.38%, 5/15/2019 (a)..................     145,000       181,476
                                                       -----------
PERSONAL PRODUCTS -- 0.1%
The Procter & Gamble Co.
  1.38%, 8/1/2012.......................     100,000        99,769
                                                       -----------
PHARMACEUTICALS -- 3.4%
Abbott Laboratories
  5.60%, 11/30/2017 (a).................     610,000       671,500
AstraZeneca PLC
  5.40%, 9/15/2012......................     670,000       730,622
GlaxoSmithKline Capital, Inc.
  4.85%, 5/15/2013......................     325,000       351,864
Merck & Co, Inc.
  5.00%, 6/30/2019......................     240,000       250,728
Novartis Capital Corp.
  4.13%, 2/10/2014......................     250,000       263,705
Pfizer, Inc.
  6.20%, 3/15/2019 (a)..................     470,000       529,628
                                                       -----------
                                                         2,798,047
                                                       -----------
REAL ESTATE INVESTMENT TRUSTS -- 1.5%
ERP Operating LP
  5.75%, 6/15/2017 (a)..................     615,000       633,762
ProLogis
  6.25%, 3/15/2017......................     115,000       113,116
Simon Property Group LP
  6.75%, 5/15/2014 (a)..................     470,000       513,396
                                                       -----------
                                                         1,260,274
                                                       -----------
ROAD & RAIL -- 1.0%
CSX Corp.
  7.38%, 2/1/2019 (a)...................     170,000       195,446
Union Pacific Corp.
  5.13%, 2/15/2014 (a)..................     575,000       616,916
                                                       -----------
                                                           812,362
                                                       -----------
SOFTWARE -- 0.6%
Microsoft Corp.
  4.20%, 6/1/2019.......................     100,000       100,865
Oracle Corp.
  3.75%, 7/8/2014.......................     400,000       414,181
                                                       -----------
                                                           515,046
                                                       -----------
TOBACCO -- 1.1%
Altria Group, Inc.
  9.70%, 11/10/2018.....................     620,000       761,356
Reynolds American, Inc.
  7.63%, 6/1/2016.......................     120,000       134,599
                                                       -----------
                                                           895,955
                                                       -----------
WIRELESS TELECOMMUNICATION SERVICES -- 4.7%
AT&T, Inc.
  5.50%, 2/1/2018.......................     628,000       661,179
Cellco Partnership / Verizon Wireless
  Capital LLC:
  5.55%, 2/1/2014 (a)...................     200,000       218,928
  8.50%, 11/15/2018.....................     125,000       155,973
Deutsche Telekom International
  Finance BV
  4.88%, 7/8/2014.......................     200,000       210,474
Embarq Corp.
  7.08%, 6/1/2016.......................     200,000       217,304
France Telecom SA
  4.38%, 7/8/2014 (a)...................     170,000       179,917
New Cingular Wireless Services, Inc.
  7.88%, 3/1/2011.......................      10,000        10,604
Telecom Italia Capital SA
  6.18%, 6/18/2014......................     630,000       674,758
Verizon Communications, Inc.
  5.25%, 4/15/2013 (a)..................   1,030,000     1,122,477
Vodafone Group PLC
  4.15%, 6/10/2014......................     470,000       489,032
                                                       -----------
                                                         3,940,646
                                                       -----------
TOTAL CORPORATE BONDS & NOTES --
  (Cost $74,363,442)....................                76,305,966
                                                       -----------
FOREIGN GOVERNMENT OBLIGATIONS -- 5.3%
Federal Republic of Brazil:
  5.88%, 1/15/2019......................     360,000       386,280
  8.00%, 1/15/2018......................     586,667       682,734
Province of Ontario
  4.10%, 6/16/2014......................     470,000       497,383
Province of Quebec
  4.63%, 5/14/2018......................     340,000       355,008
Republic of Italy:
  3.13%, 1/26/2015......................     290,000       287,533
  3.50%, 7/15/2011......................     220,000       226,555
Republic of Peru
  7.13%, 3/30/2019......................     120,000       138,720
Republic of Poland:
  6.25%, 7/3/2012.......................     210,000       228,480
  6.38%, 7/15/2019......................     170,000       186,235
United Mexican States
  5.88%, 1/15/2014......................   1,325,000     1,473,241
                                                       -----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS --
  (Cost $4,326,846).....................                 4,462,169
                                                       -----------

SPDR BARCLAYS CAPITAL INTERMEDIATE TERM CREDIT BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
SHORT TERM INVESTMENTS -- 12.9%
MONEY MARKET FUNDS -- 12.9%
State Street Institutional Liquid
  Reserves Fund (d).....................   1,249,087   $ 1,249,087
State Street Navigator Securities
  Lending Prime Portfolio (d)(e)........   9,480,687     9,480,687
                                                       -----------
TOTAL SHORT TERM INVESTMENTS -- (F)
  (Cost $10,729,774)....................                10,729,774
                                                       -----------
TOTAL INVESTMENTS -- 109.8% (G)
  (Cost $89,420,062)....................                91,497,909
OTHER ASSETS AND
  LIABILITIES -- (9.8)%.................                (8,168,611)
                                                       -----------
NET ASSETS -- 100.0%....................               $83,329,298
                                                       ===========





(a) Security, or portion thereof, was on loan at March 31, 2010.
(b) Variable Rate Security. Rate shown is rate in effect at March 31, 2010. Maturity date disclosed is the ultimate maturity.
(c) Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent
     0.7% of net assets as of March 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(e)  Investments of cash collateral for securities loaned.
(f) Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)
(g) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments.)

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SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------



                                           PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT        VALUE
--------------------                       ---------      -----
CORPORATE BONDS & NOTES -- 81.5%
AEROSPACE & DEFENSE -- 3.0%
Lockheed Martin Corp.
  6.15%, 9/1/2036.......................  $  140,000   $   147,218
The Boeing Co.
  6.63%, 2/15/2038......................     145,000       162,137
United Technologies Corp.:
  4.50%, 4/15/2020 (a)..................      60,000        60,207
  5.70%, 4/15/2040......................      60,000        60,446
  6.13%, 7/15/2038......................     290,000       304,367
                                                       -----------
                                                           734,375
                                                       -----------
BEVERAGES -- 0.6%
Anheuser-Busch InBev Worldwide, Inc.:
  5.00%, 4/15/2020 (b)..................      50,000        49,860
  6.38%, 1/15/2040......................     100,000       105,903
                                                       -----------
                                                           155,763
                                                       -----------
BUILDING PRODUCTS -- 0.2%
Owens Corning
  7.00%, 12/1/2036......................      36,000        36,360
                                                       -----------
CAPITAL MARKETS -- 2.4%
Morgan Stanley
  6.25%, 8/9/2026.......................     145,000       147,714
The Goldman Sachs Group, Inc.:
  6.13%, 2/15/2033......................     175,000       173,033
  6.75%, 10/1/2037......................     282,000       280,360
                                                       -----------
                                                           601,107
                                                       -----------
CHEMICALS -- 0.4%
The Dow Chemical Co.
  9.40%, 5/15/2039......................      70,000        93,305
                                                       -----------
COMMERCIAL BANKS -- 2.5%
HSBC Holdings PLC
  6.50%, 9/15/2037 (a)..................     325,000       330,561
JPMorgan Chase & Co.
  6.40%, 5/15/2038......................      30,000        32,405
Wachovia Bank NA
  6.60%, 1/15/2038......................     220,000       226,612
Wachovia Corp.
  Series G 5.75%, 2/1/2018 (a)..........      35,000        37,111
                                                       -----------
                                                           626,689
                                                       -----------
COMMERCIAL SERVICES & SUPPLIES -- 0.3%
Waste Management, Inc.
  7.38%, 3/11/2019 (a)..................      70,000        81,128
                                                       -----------
COMMUNICATIONS EQUIPMENT -- 0.9%
Cisco Systems, Inc.
  5.90%, 2/15/2039......................     150,000       151,719
Motorola, Inc.
  6.63%, 11/15/2037 (a).................      60,000        56,105
                                                       -----------
                                                           207,824
                                                       -----------
COMPUTERS & PERIPHERALS -- 0.7%
International Business Machines Corp.
  5.60%, 11/30/2039.....................     162,000       163,229
                                                       -----------
DIVERSIFIED FINANCIAL SERVICES -- 8.1%
Citigroup, Inc.
  6.88%, 3/5/2038.......................     200,000       200,183
General Electric Capital Corp.:
  5.88%, 1/14/2038......................     360,000       342,857
  6.75%, 3/15/2032......................      70,000        73,828
  6.88%, 1/10/2039 (a)..................     290,000       312,516
JP Morgan Chase Capital XXV
  6.80%, 10/1/2037......................     585,000       580,183
Merrill Lynch & Co., Inc.:
  6.11%, 1/29/2037......................     145,000       133,267
  7.75%, 5/14/2038......................     325,000       354,028
                                                       -----------
                                                         1,996,862
                                                       -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.1%
British Telecommunications PLC
  9.63%, 12/15/2030 (c).................     215,000       272,491
                                                       -----------
ELECTRIC UTILITIES -- 9.4%
Alabama Power Co.
  6.13%, 5/15/2038......................     235,000       248,315
Consolidated Edison Co. of New York
  5.70%, 12/1/2036......................      70,000        68,427
Duke Energy Indiana, Inc.
  6.45%, 4/1/2039.......................     115,000       125,141
Exelon Generation Co. LLC
  6.25%, 10/1/2039......................     235,000       236,042
FirstEnergy Corp.
  7.38%, 11/15/2031.....................     290,000       299,789
Florida Power & Light Co.
  5.69%, 3/1/2040.......................     100,000        98,895
Florida Power Corp.
  6.40%, 6/15/2038......................      70,000        75,616
Hydro Quebec
  8.50%, 12/1/2029......................     235,000       315,236
Pacific Gas & Electric Co.:
  6.05%, 3/1/2034.......................     190,000       194,428
  6.25%, 3/1/2039.......................     145,000       151,640
PacifiCorp
  6.00%, 1/15/2039......................      70,000        72,270
Puget Sound Energy, Inc.
  5.80%, 3/15/2040......................      50,000        48,803
Southern California Edison Co.
  6.00%, 1/15/2034......................     175,000       182,544
Southwestern Electric Power Co.
  6.20%, 3/15/2040......................      25,000        24,941
Virginia Electric and Power Co.
  6.00%, 5/15/2037......................     175,000       179,329
                                                       -----------
                                                         2,321,416
                                                       -----------
FOOD & STAPLES RETAILING -- 3.6%
CVS Caremark Corp.
  6.13%, 9/15/2039......................     235,000       235,246
Target Corp.
  7.00%, 1/15/2038......................     145,000       166,709
The Kroger Co.
  7.50%, 4/1/2031.......................     145,000       169,870
Wal-Mart Stores, Inc.:
  5.25%, 9/1/2035.......................     290,000       275,673
  5.88%, 4/5/2027.......................      45,000        47,016
                                                       -----------
                                                           894,514
                                                       -----------

SPDR BARCLAYS CAPITAL LONG TERM CREDIT BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT        VALUE
--------------------                       ---------      -----
FOOD PRODUCTS -- 2.1%
Kellogg Co.
  Series B 7.45%, 4/1/2031..............  $   40,000   $    48,413
Kraft Foods, Inc.:
  6.50%, 2/9/2040 (a)...................     100,000       103,394
  6.88%, 1/26/2039......................     215,000       230,801
Unilever Capital Corp.
  5.90%, 11/15/2032.....................     140,000       145,946
                                                       -----------
                                                           528,554
                                                       -----------
HEALTH CARE PROVIDERS & SERVICES -- 1.5%
Aetna, Inc.
  6.63%, 6/15/2036......................     100,000       104,566
UnitedHealth Group, Inc.
  6.88%, 2/15/2038......................     145,000       153,555
WellPoint, Inc.
  6.38%, 6/15/2037......................     115,000       118,585
                                                       -----------
                                                           376,706
                                                       -----------
HOTELS, RESTAURANTS & LEISURE -- 0.5%
McDonald's Corp.
  6.30%, 3/1/2038.......................     110,000       119,047
                                                       -----------
HOUSEHOLD PRODUCTS -- 0.7%
The Procter & Gamble Co.
  5.55%, 3/5/2037.......................     175,000       177,027
                                                       -----------
INSURANCE -- 4.2%
AON Corp.
  8.21%, 1/1/2027 (a)...................      50,000        52,023
AXA SA
  8.60%, 12/15/2030.....................     100,000       119,610
Chubb Corp.
  6.50%, 5/15/2038......................      60,000        65,459
MetLife, Inc.
  6.40%, 12/15/2066.....................     255,000       224,400
PartnerRe Finance B LLC
  5.50%, 6/1/2020.......................      50,000        49,790
Prudential Financial, Inc.
  6.63%, 12/1/2037 (a)..................      85,000        89,543
Swiss Re Solutions Holding Corp.
  7.00%, 2/15/2026 (a)..................      75,000        76,310
The Allstate Corp.
  5.95%, 4/1/2036.......................     115,000       114,744
The Progressive Corp.
  6.25%, 12/1/2032......................     175,000       175,678
The Travelers Cos., Inc.
  6.25%, 6/15/2037......................      70,000        73,910
                                                       -----------
                                                         1,041,467
                                                       -----------
MEDIA -- 6.1%
Comcast Corp.
  6.95%, 8/15/2037......................     360,000       388,967
News America, Inc.:
  5.65%, 8/15/2020 (a)..................     250,000       263,314
  6.20%, 12/15/2034.....................      29,000        28,754
  6.65%, 11/15/2037.....................      35,000        36,747
Time Warner Cable, Inc.
  7.30%, 7/1/2038.......................     290,000       323,162
Time Warner, Inc.
  7.63%, 4/15/2031......................     145,000       165,980
Viacom, Inc.
  6.88%, 4/30/2036......................     290,000       306,691
                                                       -----------
                                                         1,513,615
                                                       -----------
METALS & MINING -- 2.3%
Newmont Mining Corp.
  6.25%, 10/1/2039 (a)..................     145,000       144,864
Rio Tinto Alcan, Inc.
  6.13%, 12/15/2033.....................     145,000       147,871
Vale Overseas, Ltd.
  6.88%, 11/21/2036.....................     260,000       270,826
                                                       -----------
                                                           563,561
                                                       -----------
MULTI-UTILITIES -- 1.5%
MidAmerican Energy Holdings Co.:
  6.13%, 4/1/2036.......................     290,000       292,186
  6.50%, 9/15/2037......................      70,000        74,025
                                                       -----------
                                                           366,211
                                                       -----------
OIL, GAS & CONSUMABLE FUELS -- 11.8%
Anadarko Finance Co.
  7.50%, 5/1/2031.......................     350,000       391,266
Canadian Natural Resources, Ltd.
  6.25%, 3/15/2038......................      70,000        71,903
Conoco Funding Co.
  7.25%, 10/15/2031.....................     145,000       166,420
Conoco, Inc.
  6.95%, 4/15/2029......................     145,000       166,494
Devon Financing Corp. ULC
  7.88%, 9/30/2031......................     145,000       179,283
Enterprise Products Operating LLC
  7.55%, 4/15/2038......................     100,000       114,648
Hess Corp.
  7.30%, 8/15/2031......................     100,000       113,345
Kinder Morgan Energy Partners LP
  6.85%, 2/15/2020......................     115,000       128,224
Nexen, Inc.
  7.50%, 7/30/2039......................     145,000       165,827
Pemex Project Funding Master Trust
  6.63%, 6/15/2035 (a)..................     215,000       210,700
Petro-Canada
  6.80%, 5/15/2038......................     235,000       252,419
Shell International Finance BV
  6.38%, 12/15/2038.....................     165,000       180,455
Southern Natural Gas Co.
  8.00%, 3/1/2032.......................     145,000       162,574
TransCanada Pipelines, Ltd.:
  6.20%, 10/15/2037.....................      60,000        61,712
  7.63%, 1/15/2039......................     145,000       175,552
Transocean, Inc.
  7.50%, 4/15/2031......................     150,000       174,361
Weatherford International, Ltd.
  9.63%, 3/1/2019.......................      30,000        37,934
Williams Partners LP
  5.25%, 3/15/2020 (b)..................     150,000       150,146
                                                       -----------
                                                         2,903,263
                                                       -----------
PAPER & FOREST PRODUCTS -- 0.5%
International Paper Co.
  7.50%, 8/15/2021......................     115,000       130,226
                                                       -----------

SPDR BARCLAYS CAPITAL LONG TERM CREDIT BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT        VALUE
--------------------                       ---------      -----
PHARMACEUTICALS -- 4.9%
Bristol-Myers Squibb Co.
  5.88%, 11/15/2036.....................  $  145,000   $   148,705
Eli Lilly & Co.
  5.50%, 3/15/2027......................     145,000       147,125
GlaxoSmithKline Capital, Inc.
  6.38%, 5/15/2038 (a)..................      70,000        77,133
Merck & Co, Inc.
  6.50%, 12/1/2033......................     350,000       394,125
Pfizer, Inc.
  7.20%, 3/15/2039 (a)..................     360,000       438,061
                                                       -----------
                                                         1,205,149
                                                       -----------
REAL ESTATE INVESTMENT TRUSTS -- 0.2%
Simon Property Group LP
  6.75%, 2/1/2040 (a)...................      55,000        53,974
                                                       -----------
ROAD & RAIL -- 2.1%
Canadian National Railway Co.
  6.90%, 7/15/2028......................      85,000        96,829
CSX Corp.
  6.22%, 4/30/2040 (b)..................     215,000       216,523
Norfolk Southern Corp.
  7.25%, 2/15/2031......................     115,000       133,225
Union Pacific Corp.
  6.13%, 2/15/2020......................      60,000        64,549
                                                       -----------
                                                           511,126
                                                       -----------
SOFTWARE -- 0.5%
Oracle Corp.
  6.13%, 7/8/2039.......................     115,000       121,618
                                                       -----------
SPECIALTY RETAIL -- 0.4%
The Home Depot, Inc.
  5.88%, 12/16/2036.....................     100,000        97,209
                                                       -----------
TOBACCO -- 0.8%
Altria Group, Inc.
  9.95%, 11/10/2038.....................     145,000       189,830
                                                       -----------
WIRELESS TELECOMMUNICATION SERVICES -- 8.2%
AT&T Corp.
  8.00%, 11/15/2031.....................     480,000       580,971
AT&T, Inc.:
  6.30%, 1/15/2038......................     145,000       146,182
  6.55%, 2/15/2039......................     110,000       115,179
Deutsche Telekom International Finance
  BV
  8.75%, 6/15/2030 (c)..................     290,000       371,828
New Cingular Wireless Services, Inc.
  8.75%, 3/1/2031 (a)...................     100,000       129,132
Telefonica Europe BV
  8.25%, 9/15/2030......................     215,000       263,766
Verizon Communications, Inc.
  7.75%, 12/1/2030 (a)..................     215,000       255,845
Vodafone Group PLC
  6.15%, 2/27/2037 (a)..................     145,000       148,523
                                                       -----------
                                                         2,011,426
                                                       -----------
TOTAL CORPORATE BONDS & NOTES --
  (Cost $19,433,776)....................                20,095,072
                                                       -----------
FOREIGN GOVERNMENT OBLIGATIONS -- 9.5%
Federal Republic of Brazil
  5.63%, 1/7/2041.......................     115,000       108,244
  7.13%, 1/20/2037......................     145,000       164,913
  8.75%, 2/4/2025.......................     235,000       309,612
  10.13%, 5/15/2027.....................     260,000       381,160
Province of Quebec
  7.50%, 9/15/2029......................     235,000       304,542
Republic of Hungary
  6.25%, 1/29/2020......................     100,000       106,296
Republic of Italy
  5.38%, 6/15/2033......................     465,000       459,511
Republic of Peru
  7.35%, 7/21/2025......................     145,000       168,200
United Mexican States:
  6.75%, 9/27/2034......................     145,000       159,903
  8.30%, 8/15/2031......................     145,000       186,325
                                                       -----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS --
  (Cost $2,280,996).....................                 2,348,706
                                                       -----------
MUNICIPAL BONDS AND NOTES -- 6.3%
CALIFORNIA -- 2.2%
California, State General Obligation
  7.55%, 4/1/2039.......................     250,000       255,710
Los Angeles, CA, General Obligation
  5.75%, 7/1/2034.......................     200,000       182,104
San Diego County, CA,  Water Authority
  Revenue
  6.14%, 5/1/2049.......................     100,000       101,966
                                                       -----------
                                                           539,780
                                                       -----------
CONNECTICUT -- 0.4%
Connecticut, State General Obligation
  Series A 5.85%, 3/15/2032.............     100,000       103,175
                                                       -----------
GEORGIA -- 0.4%
Georgia, Municipal Electric Authority
  Revenue
  7.06%, 4/1/2057.......................     100,000        96,458
                                                       -----------
ILLINOIS -- 0.7%
Illinois, State General Obligation
  5.10%, 6/1/2033.......................     200,000       163,588
                                                       -----------
NEW YORK -- 1.2%
New York, NY, Metropolitan
  Transportation Authority Revenue:
  6.55%, 11/15/2031.....................     100,000       100,306
  6.65%, 11/15/2039.....................     100,000       100,478
New York, NY, Municipal Water Finance
  Authority Revenue
  5.95%, 6/15/2042......................     100,000       100,205
                                                       -----------
                                                           300,989
                                                       -----------
PENNSYLVANIA -- 0.8%
Pennsylvania, State General Obligation
  4.65%, 2/15/2026......................     210,000       205,561
                                                       -----------

SPDR BARCLAYS CAPITAL LONG TERM CREDIT BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT        VALUE
--------------------                       ---------      -----
TEXAS -- 0.6%
Texas, State General Obligation
  5.52%, 4/1/2039.......................  $  150,000   $   148,093
                                                       -----------
TOTAL MUNICIPAL BONDS AND NOTES --
  (Cost $1,592,028).....................                 1,557,644
                                                       -----------

                                            SHARES
                                            ------
SHORT TERM INVESTMENTS -- 6.3%
MONEY MARKET FUNDS -- 6.3%
State Street Institutional Liquid
  Reserves Fund (d).....................     188,135       188,135
State Street Navigator Securities
  Lending Prime Portfolio (d)(e)........   1,369,952     1,369,952
                                                       -----------
TOTAL SHORT TERM INVESTMENTS -- (F)
  (Cost $1,558,087).....................                 1,558,087
                                                       -----------
TOTAL INVESTMENTS -- 103.6% (G)
  (Cost $24,864,887)....................                25,559,509
OTHER ASSETS AND
  LIABILITIES -- (3.6)%.................                  (886,406)
                                                       -----------
NET ASSETS -- 100.0%....................               $24,673,103
                                                       ===========





(a) Security, or portion thereof, was on loan at March 31, 2010.
(b) Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent
     1.7% of net assets as of March 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2010.
     Maturity date disclosed is the ultimate maturity.
(d)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(e)  Investments of cash collateral for securities loaned.
(f) Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)
(g) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments.)

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SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------



                                           PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT        VALUE
--------------------                       ---------      -----
CORPORATE BONDS & NOTES -- 96.6%
AEROSPACE & DEFENSE -- 1.2%
General Dynamics Corp.
  1.80%, 7/15/2011......................  $  100,000   $   101,040
Honeywell International, Inc.:
  5.63%, 8/1/2012.......................     100,000       109,118
  6.13%, 11/1/2011......................     300,000       324,159
Raytheon Co.
  5.50%, 11/15/2012.....................     100,000       109,633
The Boeing Co.
  1.88%, 11/20/2012.....................     375,000       374,988
United Technologies Corp.
  6.10%, 5/15/2012......................     100,000       109,074
                                                       -----------
                                                         1,128,012
                                                       -----------
AIR FREIGHT & LOGISTICS -- 0.4%
United Parcel Service, Inc.
  4.50%, 1/15/2013......................     370,000       396,208
                                                       -----------
AUTOMOBILES -- 0.8%
Daimler Finance North America LLC:
  5.75%, 9/8/2011.......................     300,000       315,731
  7.30%, 1/15/2012......................     215,000       234,018
PACCAR, Inc.
  6.38%, 2/15/2012......................     200,000       216,859
                                                       -----------
                                                           766,608
                                                       -----------
BEVERAGES -- 2.4%
Anheuser-Busch InBev Worldwide, Inc.:
  2.50%, 3/26/2013 (a)..................     300,000       300,858
  3.00%, 10/15/2012.....................     520,000       532,471
Bottling Group LLC
  4.63%, 11/15/2012.....................     150,000       161,100
Coca-Cola Enterprises, Inc.
  3.75%, 3/1/2012.......................     250,000       260,461
Diageo Capital PLC
  5.13%, 1/30/2012......................     215,000       226,114
Dr. Pepper Snapple Group, Inc.
  1.70%, 12/21/2011.....................     150,000       150,441
PepsiAmericas, Inc.
  5.63%, 5/31/2011......................     350,000       366,064
PepsiCo Inc.
  5.15%, 5/15/2012......................     250,000       268,845
                                                       -----------
                                                         2,266,354
                                                       -----------
BUILDING MATERIALS -- 0.3%
CRH America, Inc.
  6.95%, 3/15/2012......................     300,000       323,645
                                                       -----------
CAPITAL MARKETS -- 7.9%
Morgan Stanley:
  5.25%, 11/2/2012......................     770,000       822,176
  5.63%, 1/9/2012.......................   1,000,000     1,060,507
  6.60%, 4/1/2012.......................     535,000       581,078
  6.75%, 4/15/2011......................     535,000       563,980
The Bank of New York Mellon Corp.:
  4.95%, 11/1/2012......................     255,000       276,018
  6.38%, 4/1/2012.......................     250,000       273,530
The Bear Stearns Cos. LLC:
  5.35%, 2/1/2012.......................     570,000       608,177
  5.50%, 8/15/2011......................     455,000       480,413
  6.95%, 8/10/2012......................     750,000       835,524
The Goldman Sachs Group, Inc.:
  5.45%, 11/1/2012......................     660,000       713,120
  5.70%, 9/1/2012.......................     375,000       404,100
  6.60%, 1/15/2012......................     895,000       968,181
UBS AG
  2.75%, 1/8/2013.......................     250,000       248,804
                                                       -----------
                                                         7,835,608
                                                       -----------
CHEMICALS -- 1.6%
E.I. du Pont de Nemours & Co.
  5.00%, 1/15/2013......................     250,000       270,025
Praxair, Inc.
  1.75%, 11/15/2012.....................     300,000       298,655
The Dow Chemical Co.:
  4.85%, 8/15/2012......................     270,000       284,993
  6.13%, 2/1/2011.......................     645,000       670,666
                                                       -----------
                                                         1,524,339
                                                       -----------
COMMERCIAL BANKS -- 11.9%
American Express Bank FSB
  5.55%, 10/17/2012.....................     125,000       134,098
Bank of Nova Scotia
  2.25%, 1/22/2013......................     270,000       271,388
Bank of Tokyo-Mitsubishi UFJ NY
  7.40%, 6/15/2011 (b)..................     100,000       106,500
Barclays Bank PLC:
  2.50%, 1/23/2013......................     500,000       500,243
  5.45%, 9/12/2012......................     535,000       577,127
BB&T Corp.
  6.50%, 8/1/2011.......................     820,000       868,552
BNP Paribas / BNP Paribas US Medium-Term
  Note Program LLC
  2.13%, 12/21/2012.....................     270,000       269,605
Deutsche Bank AG:
  2.38%, 1/11/2013......................     500,000       499,255
  5.38%, 10/12/2012.....................     585,000       630,018
HSBC Holdings PLC
  5.25%, 12/12/2012.....................     250,000       266,936
ICICI Bank, Ltd.
  6.63%, 10/3/2012 (a)..................     300,000       319,500
JPMorgan Chase & Co.:
  5.38%, 10/1/2012......................     270,000       292,624
  5.60%, 6/1/2011.......................     535,000       562,657
  5.75%, 1/2/2013.......................     535,000       581,994
KeyBank NA:
  5.50%, 9/17/2012......................     300,000       315,649
  5.70%, 8/15/2012......................     250,000       261,875
National City Bank
  6.20%, 12/15/2011.....................     300,000       318,750
Royal Bank of Canada
  2.25%, 3/15/2013......................     200,000       201,112
SunTrust Banks, Inc.
  5.25%, 11/5/2012......................     250,000       264,408
US Bank NA
  6.38%, 8/1/2011.......................     535,000       569,834
Wachovia Corp.
  5.30%, 10/15/2011.....................     635,000       671,810

SPDR BARCLAYS CAPITAL SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT        VALUE
--------------------                       ---------      -----
Wells Fargo & Co.:
  4.38%, 1/31/2013......................  $  500,000   $   523,632
  5.25%, 10/23/2012.....................   1,005,000     1,081,542
  5.30%, 8/26/2011......................     600,000       632,592
Westpac Banking Corp.
  2.25%, 11/19/2012.....................     400,000       398,876
                                                       -----------
                                                        11,120,577
                                                       -----------
COMMERCIAL SERVICES & SUPPLIES -- 0.3%
Block Financial LLC
  7.88%, 1/15/2013......................     150,000       169,070
Waste Management, Inc.
  6.38%, 11/15/2012.....................     105,000       115,048
                                                       -----------
                                                           284,118
                                                       -----------
COMMUNICATIONS EQUIPMENT -- 0.7%
Cisco Systems, Inc.
  5.25%, 2/22/2011......................     375,000       390,267
Motorola, Inc.
  8.00%, 11/1/2011......................     250,000       271,250
                                                       -----------
                                                           661,517
                                                       -----------
COMPUTERS & PERIPHERALS -- 1.8%
Dell, Inc.
  3.38%, 6/15/2012......................     100,000       103,994
Hewlett-Packard Co.:
  2.25%, 5/27/2011......................     215,000       217,517
  4.25%, 2/24/2012......................     510,000       536,367
  4.50%, 3/1/2013.......................     500,000       534,794
International Business Machines Corp.
  4.75%, 11/29/2012.....................     320,000       345,753
                                                       -----------
                                                         1,738,425
                                                       -----------
CONSTRUCTION MATERIALS -- 0.0% (C)
Vulcan Materials Co.
  5.60%, 11/30/2012.....................      40,000        43,040
                                                       -----------
DIVERSIFIED FINANCIAL SERVICES -- 19.6%
Boeing Capital Corp.
  5.80%, 1/15/2013......................     250,000       276,137
American Express Co.
  5.25%, 9/12/2011......................     150,000       157,632
Bank of America Corp.:
  4.88%, 9/15/2012......................     500,000       525,349
  5.38%, 8/15/2011......................     375,000       392,947
BP Capital Markets PLC
  3.13%, 3/10/2012......................     535,000       554,434
Capital One Financial Corp.
  5.70%, 9/15/2011......................     535,000       563,048
Caterpillar Financial Services Corp.:
  2.00%, 4/5/2013.......................     150,000       149,743
  4.85%, 12/7/2012......................     350,000       376,631
Citigroup, Inc.:
  5.25%, 2/27/2012......................     500,000       525,173
  5.30%, 10/17/2012.....................     695,000       740,446
  5.63%, 8/27/2012......................     535,000       562,560
  6.00%, 2/21/2012......................     500,000       530,875
Countrywide Financial Corp.
  5.80%, 6/7/2012.......................   1,465,000     1,556,562
Credit Suisse USA, Inc.:
  6.13%, 11/15/2011.....................     625,000       671,395
  6.50%, 1/15/2012......................     500,000       538,131
Credit Suisse
  3.45%, 7/2/2012.......................     535,000       549,847
Diageo Investment Corp.
  9.00%, 8/15/2011......................     200,000       219,782
General Electric Capital Corp.:
  2.80%, 1/8/2013.......................     970,000       981,354
  5.25%, 10/19/2012.....................     715,000       768,305
  5.45%, 1/15/2013......................     770,000       830,142
  5.50%, 4/28/2011......................     375,000       394,926
  5.88%, 2/15/2012......................   1,220,000     1,311,660
  6.00%, 6/15/2012......................   1,035,000     1,119,744
Goldman Sachs Capital II
  5.79%, 12/29/2049 (d).................     270,000       226,800
HSBC Finance Corp.:
  5.70%, 6/1/2011.......................     250,000       260,826
  5.90%, 6/19/2012......................     100,000       107,674
  6.38%, 10/15/2011.....................     270,000       287,701
  7.00%, 5/15/2012......................   1,160,000     1,266,542
IBM International Group Capital LLC
  5.05%, 10/22/2012.....................     350,000       380,185
Merrill Lynch & Co, Inc.
  5.45%, 2/5/2013.......................     800,000       845,624
National Rural Utilities Cooperative
  Finance Corp.
  7.25%, 3/1/2012.......................     535,000       589,937
SLM Corp.
  5.13%, 8/27/2012......................     350,000       346,500
Toyota Motor Credit Corp.
  5.45%, 5/18/2011......................     163,000       170,045
                                                       -----------
                                                        18,778,657
                                                       -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.0%
British Telecommunications PLC
  5.15%, 1/15/2013......................     320,000       337,557
Qwest Corp.
  8.88%, 3/15/2012......................     470,000       513,475
Telefonica Emisiones SAU:
  5.86%, 2/4/2013.......................     200,000       217,827
  5.98%, 6/20/2011......................     260,000       273,457
Telstra Corp., Ltd.
  6.38%, 4/1/2012.......................     150,000       160,736
TELUS Corp.
  8.00%, 6/1/2011.......................     500,000       537,578
Verizon Communications, Inc.
  4.35%, 2/15/2013......................     485,000       515,529
Verizon New England, Inc.
  6.50%, 9/15/2011......................     300,000       319,152
                                                       -----------
                                                         2,875,311
                                                       -----------
ELECTRIC UTILITIES -- 4.9%
Appalachian Power Co.
  Series O 5.65%, 8/15/2012.............     100,000       107,867
Commonwealth Edison Co.
  Series 9 6.15%, 3/15/2012.............     200,000       216,538
Consolidated Edison Co. of New York,
  Inc.
  Series 2 4.88%, 2/1/2013..............     250,000       268,406
Duke Energy Carolinas LLC
  5.63%, 11/30/2012.....................     470,000       514,922

SPDR BARCLAYS CAPITAL SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT        VALUE
--------------------                       ---------      -----
FPL Group Capital, Inc.
  5.63%, 9/1/2011.......................  $  160,000   $   168,923
KCP&L Greater Missouri Operations Co.
  11.88%, 7/1/2012......................     105,000       122,325
Nevada Power Co.
  8.25%, 6/1/2011.......................     250,000       266,936
Oncor Electric Delivery Co. LLC
  6.38%, 5/1/2012.......................     270,000       292,676
PacifiCorp
  6.90%, 11/15/2011.....................     270,000       293,156
PPL Energy Supply LLC
  6.40%, 11/1/2011......................     250,000       266,141
Progress Energy, Inc.
  6.85%, 4/15/2012......................     320,000       350,004
PSEG Power LLC
  2.50%, 4/15/2013 (a)..................     100,000       100,057
Public Service Electric & Gas Co.
  5.13%, 9/1/2012.......................     285,000       308,535
Public Service of Colorado
  7.88%, 10/1/2012......................     252,000       288,421
SCANA Corp.
  6.25%, 2/1/2012.......................     200,000       214,185
Southern Power Co.
  6.25%, 7/15/2012......................     320,000       349,319
Tampa Electric Co.
  6.88%, 6/15/2012......................     100,000       109,268
Virginia Electric and Power Co.
  5.10%, 11/30/2012.....................     215,000       232,050
Wisconsin Energy Corp.
  6.50%, 4/1/2011.......................     250,000       261,272
                                                       -----------
                                                         4,731,001
                                                       -----------
FOOD & STAPLES RETAILING -- 1.8%
Costco Wholesale Corp.
  5.30%, 3/15/2012......................     200,000       215,696
CVS Caremark Corp.:
  5.75%, 8/15/2011......................     300,000       317,560
  6.30%, 6/1/2062 (d)...................     215,000       202,637
Target Corp.
  5.88%, 3/1/2012.......................     360,000       390,172
The Kroger Co.
  6.75%, 4/15/2012......................     320,000       348,698
Wal-Mart Stores, Inc.
  4.13%, 2/15/2011......................     215,000       221,344
                                                       -----------
                                                         1,696,107
                                                       -----------
FOOD PRODUCTS -- 2.9%
ConAgra Foods, Inc.
  6.75%, 9/15/2011......................     150,000       161,011
General Mills, Inc.:
  5.65%, 9/10/2012......................     270,000       293,867
  6.00%, 2/15/2012......................     150,000       161,469
HJ Heinz Finance Co.
  6.00%, 3/15/2012......................     430,000       466,055
Kellogg Co.
  5.13%, 12/3/2012......................     465,000       504,821
Kraft Foods, Inc.:
  5.63%, 11/1/2011......................     350,000       372,354
  6.25%, 6/1/2012.......................     565,000       617,848
Sara Lee Corp.
  6.25%, 9/15/2011......................     215,000       228,599
                                                       -----------
                                                         2,806,024
                                                       -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.7%
Baxter International, Inc.
  1.80%, 3/15/2013......................     200,000       199,541
Covidien International Finance SA
  5.45%, 10/15/2012.....................     150,000       163,231
Hospira, Inc.
  5.55%, 3/30/2012......................     250,000       265,641
                                                       -----------
                                                           628,413
                                                       -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.9%
Aetna, Inc.
  5.75%, 6/15/2011......................     150,000       156,799
Express Scripts, Inc.
  5.25%, 6/15/2012......................     160,000       170,174
UnitedHealth Group, Inc.
  4.88%, 2/15/2013......................     350,000       374,094
WellPoint, Inc.
  6.80%, 8/1/2012.......................     150,000       165,150
                                                       -----------
                                                           866,217
                                                       -----------
HOTELS, RESTAURANTS & LEISURE -- 0.2%
McDonald's Corp.
  5.75%, 3/1/2012.......................     100,000       107,455
Yum! Brands, Inc.
  7.70%, 7/1/2012.......................      97,000       107,679
                                                       -----------
                                                           215,134
                                                       -----------
HOUSEHOLD DURABLES -- 0.3%
Whirlpool Corp.
  8.00%, 5/1/2012.......................     305,000       331,524
                                                       -----------
HOUSEHOLD PRODUCTS -- 0.3%
Clorox Co.
  5.45%, 10/15/2012.....................     150,000       162,647
Fortune Brands, Inc.
  3.00%, 6/1/2012.......................     105,000       105,379
                                                       -----------
                                                           268,026
                                                       -----------
INDUSTRIAL CONGLOMERATES -- 2.3%
3M Co.:
  4.50%, 11/1/2011......................     200,000       211,013
  4.65%, 12/15/2012.....................     120,000       129,897
General Electric Co.
  5.00%, 2/1/2013.......................   1,000,000     1,078,473
Tyco Electronics Group SA
  6.00%, 10/1/2012......................     150,000       161,415
Tyco International Finance SA
  6.38%, 10/15/2011.....................     590,000       631,941
                                                       -----------
                                                         2,212,739
                                                       -----------
INSURANCE -- 3.7%
American International Group, Inc.:
  4.95%, 3/20/2012......................     150,000       153,000
  5.38%, 10/18/2011.....................     105,000       108,150
Berkshire Hathaway Finance Corp.:
  4.00%, 4/15/2012......................     375,000       394,328
  4.75%, 5/15/2012......................     500,000       532,988

SPDR BARCLAYS CAPITAL SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT        VALUE
--------------------                       ---------      -----
Berkshire Hathaway, Inc.
  2.13%, 2/11/2013......................  $  300,000   $   301,617
CNA Financial Corp.
  6.00%, 8/15/2011......................     100,000       104,170
Hartford Financial Services Group, Inc.
  5.25%, 10/15/2011.....................      27,000        28,145
MetLife, Inc.
  6.13%, 12/1/2011......................     400,000       427,066
Principal Life Income Funding Trusts
  5.30%, 12/14/2012.....................     215,000       230,188
Prudential Financial, Inc.:
  2.75%, 1/14/2013......................      55,000        55,028
  3.63%, 9/17/2012......................     430,000       441,724
  5.15%, 1/15/2013......................     150,000       159,275
The Allstate Corp.
  6.13%, 2/15/2012......................      50,000        53,841
Travelers Property Casualty Corp.
  5.00%, 3/15/2013......................     250,000       267,843
XL Capital Finance Europe PLC
  6.50%, 1/15/2012......................     237,000       251,219
                                                       -----------
                                                         3,508,582
                                                       -----------
IT SERVICES -- 0.9%
Computer Sciences Corp.
  Series W 5.50%, 3/15/2013.............     300,000       322,111
Fiserv, Inc.
  6.13%, 11/20/2012.....................     270,000       293,541
The Western Union Co.
  5.25%, 4/1/2020 (a)...................     278,000       279,198
                                                       -----------
                                                           894,850
                                                       -----------
MACHINERY -- 1.1%
Caterpillar, Inc.
  6.55%, 5/1/2011.......................     160,000       169,568
John Deere Capital Corp.:
  4.95%, 12/17/2012.....................     400,000       434,005
  7.00%, 3/15/2012......................     425,000       469,652
                                                       -----------
                                                         1,073,225
                                                       -----------
MEDIA -- 3.7%
CBS Corp.:
  5.63%, 8/15/2012......................     105,000       112,612
  6.63%, 5/15/2011......................     250,000       265,000
Comcast Cable Communications Holdings,
  Inc.
  8.38%, 3/15/2013......................     231,000       268,137
Cox Communications, Inc.
  7.13%, 10/1/2012......................     147,000       164,304
Historic TW, Inc.
  9.13%, 1/15/2013......................     268,000       313,702
The McGraw-Hill Companies, Inc.
  5.38%, 11/15/2012.....................     105,000       112,269
The Walt Disney Co.:
  4.70%, 12/1/2012......................     300,000       322,580
  6.38%, 3/1/2012.......................     310,000       339,211
Time Warner Cable, Inc.
  5.40%, 7/2/2012.......................     470,000       503,659
Time Warner, Inc.:
  5.50%, 11/15/2011.....................     410,000       432,271
  6.88%, 5/1/2012.......................     665,000       731,879
                                                       -----------
                                                         3,565,624
                                                       -----------
METALS & MINING -- 1.1%
Alcoa, Inc.
  6.50%, 6/1/2011.......................     430,000       448,275
BHP Billiton Finance USA, Ltd.
  5.13%, 3/29/2012......................     250,000       267,099
Nucor Corp.
  5.00%, 12/1/2012......................     100,000       107,951
Rio Tinto Alcan, Inc.
  4.88%, 9/15/2012......................     100,000       106,049
Vale Inco, Ltd.
  7.75%, 5/15/2012......................     100,000       109,418
                                                       -----------
                                                         1,038,792
                                                       -----------
MULTI-UTILITIES -- 0.3%
MidAmerican Energy Holdings Co.
  5.88%, 10/1/2012......................     250,000       273,343
                                                       -----------
OFFICE ELECTRONICS -- 0.6%
Xerox Corp.:
  5.50%, 5/15/2012......................     270,000       286,772
  6.88%, 8/15/2011......................     250,000       265,438
                                                       -----------
                                                           552,210
                                                       -----------
OIL, GAS & CONSUMABLE FUELS -- 6.4%
Apache Corp.
  6.25%, 4/15/2012......................     250,000       273,619
Canadian Natural Resources, Ltd.
  5.15%, 2/1/2013.......................     175,000       187,701
Conoco Funding Co.
  6.35%, 10/15/2011.....................     535,000       577,090
ConocoPhillips
  4.75%, 10/15/2012.....................     300,000       322,828
Consolidated Natural Gas Co.
  Series C 6.25%, 11/1/2011.............     350,000       374,336
Devon Financing Corp. ULC
  6.88%, 9/30/2011......................     470,000       507,805
EnCana Corp.
  6.30%, 11/1/2011......................     250,000       267,577
Enterprise Products Operating LLC
  7.63%, 2/15/2012......................     430,000       472,325
Kerr-McGee Corp.
  6.88%, 9/15/2011......................     200,000       214,588
Kinder Morgan Energy Partners LP
  5.85%, 9/15/2012......................     270,000       292,916
Marathon Global Funding Corp.
  6.00%, 7/1/2012.......................     270,000       292,542
Plains All American Pipeline LP / PAA
  Finance Corp.
  4.25%, 9/1/2012.......................     270,000       281,165
Shell International Finance BV:
  1.30%, 9/22/2011......................     670,000       673,172
  1.88%, 3/25/2013......................     500,000       499,348
Valero Energy Corp.
  6.88%, 4/15/2012......................     300,000       325,454
Weatherford International, Inc.
  5.95%, 6/15/2012......................     415,000       445,280

SPDR BARCLAYS CAPITAL SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT        VALUE
--------------------                       ---------      -----
XTO Energy, Inc.
  5.90%, 8/1/2012.......................  $  160,000   $   174,627
                                                       -----------
                                                         6,182,373
                                                       -----------
PERSONAL PRODUCTS -- 1.0%
Johnson & Johnson
  5.15%, 8/15/2012......................     100,000       108,655
Procter & Gamble International Funding
  SCA
  1.35%, 8/26/2011......................     270,000       271,403
The Procter & Gamble Co.
  1.38%, 8/1/2012.......................     580,000       578,661
                                                       -----------
                                                           958,719
                                                       -----------
PHARMACEUTICALS -- 3.3%
Abbott Laboratories:
  5.15%, 11/30/2012.....................     270,000       294,702
  5.60%, 5/15/2011......................     250,000       262,868
AstraZeneca PLC
  5.40%, 9/15/2012......................     320,000       348,954
Eli Lilly & Co.
  3.55%, 3/6/2012.......................     420,000       436,926
McKesson Corp.
  7.75%, 2/1/2012.......................     150,000       164,655
Merck & Co, Inc.:
  1.88%, 6/30/2011......................     160,000       161,380
  5.13%, 11/15/2011.....................     350,000       373,312
Novartis Capital Corp.
  1.90%, 4/24/2013......................      75,000        74,910
Pfizer, Inc.
  4.45%, 3/15/2012......................     765,000       810,981
Wyeth
  5.25%, 3/15/2013......................     250,000       273,629
                                                       -----------
                                                         3,202,317
                                                       -----------
REAL ESTATE INVESTMENT TRUSTS -- 0.8%
Boston Properties LP
  6.25%, 1/15/2013......................     320,000       348,683
HCP, Inc.
  6.45%, 6/25/2012......................     125,000       132,086
Nationwide Health Properties, Inc.
  6.50%, 7/15/2011......................     250,000       260,883
                                                       -----------
                                                           741,652
                                                       -----------
ROAD & RAIL -- 0.9%
Burlington Northern Santa Fe
  6.75%, 7/15/2011......................     410,000       438,316
Union Pacific Corp.
  5.45%, 1/31/2013......................     400,000       433,406
                                                       -----------
                                                           871,722
                                                       -----------
SPECIALTY RETAIL -- 0.4%
Lowe's Cos., Inc.
  5.60%, 9/15/2012......................     100,000       109,401
Staples, Inc.
  7.75%, 4/1/2011.......................     215,000       227,900
                                                       -----------
                                                           337,301
                                                       -----------
TOBACCO -- 0.5%
Reynolds American, Inc.
  7.25%, 6/1/2012.......................     250,000       270,329
UST LLC
  6.63%, 7/15/2012......................     150,000       163,584
                                                       -----------
                                                           433,913
                                                       -----------
WIRELESS TELECOMMUNICATION SERVICES -- 5.7%
AT&T Corp.
  7.30%, 11/15/2011.....................     270,000       295,246
AT&T, Inc.:
  4.95%, 1/15/2013......................     315,000       338,917
  5.88%, 2/1/2012.......................     375,000       404,154
Cellco Partnership / Verizon Wireless
  Capital LLC:
  3.75%, 5/20/2011......................     645,000       662,565
  5.25%, 2/1/2012.......................     350,000       372,812
New Cingular Wireless Services, Inc.
  8.13%, 5/1/2012.......................   1,430,000     1,613,281
Rogers Communications, Inc.
  7.88%, 5/1/2012.......................     300,000       334,306
Telecom Italia Capital SA
  6.20%, 7/18/2011......................     250,000       262,954
Verizon Global Funding Corp.
  7.38%, 9/1/2012.......................     320,000       362,601
Verizon New York, Inc.
  Series A 6.88%, 4/1/2012..............     580,000       626,534
Vodafone Group PLC
  5.50%, 6/15/2011......................     205,000       215,196
                                                       -----------
                                                         5,488,566
                                                       -----------
TOTAL CORPORATE BONDS & NOTES --
  (Cost $92,695,907)....................                92,620,793
                                                       -----------

                                            SHARES
                                            ------
SHORT TERM INVESTMENTS -- 5.6%
MONEY MARKET FUND -- 5.6%
State Street Institutional Liquid
  Reserves Fund (e)(f)
  (Cost $5,343,834).....................   5,343,834     5,343,834
                                                       -----------
TOTAL INVESTMENTS -- 102.2% (G)
  (Cost $98,039,741)....................                97,964,627
OTHER ASSETS AND
  LIABILITIES -- (2.2)%.................                (2,100,561)
                                                       -----------
NET ASSETS -- 100.0%....................               $95,864,066
                                                       ===========


SPDR BARCLAYS CAPITAL SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

(a) Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent
     1.0% of net assets as of March 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Security is valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees
(c)  Amount shown represents less than 0.05% of net assets.
(d) Variable Rate Security. Rate shown is rate in effect at March 31, 2010. Maturity date disclosed is the ultimate maturity.
(e)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(f) Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)
(g) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR BARCLAYS CAPITAL CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------



                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
CONVERTIBLE CORPORATE BONDS & NOTES -- 74.4%
AEROSPACE & DEFENSE -- 0.6%
L-3 Communications Holdings, Inc.
  3.00%, 8/1/2035.......................  $ 1,600,000   $  1,686,480
                                                        ------------
AIRLINES -- 0.6%
UAL Corp.
  4.50%, 6/30/2021 (a)..................    1,600,000      1,578,240
                                                        ------------
AUTOMOBILES -- 4.4%
Ford Motor Co.:
  4.25%, 11/15/2016.....................    6,200,000      9,251,950
  4.25%, 12/15/2036.....................    1,350,000      2,050,070
Navistar International Corp.
  3.00%, 10/15/2014 (a).................    1,300,000      1,449,110
                                                        ------------
                                                          12,751,130
                                                        ------------
BEVERAGES -- 0.5%
Molson Coors Brewing Co.
  2.50%, 7/30/2013 (a)..................    1,300,000      1,407,627
                                                        ------------
BIOTECHNOLOGY -- 7.7%
Amgen, Inc.:
  0.13%, 2/1/2011.......................    5,750,000      5,695,634
  0.38%, 2/1/2013 (a)...................    5,750,000      5,827,912
Amylin Pharmaceuticals, Inc.
  3.00%, 6/15/2014 (a)..................    1,300,000      1,155,830
Cephalon, Inc.:
  2.00%, 6/1/2015.......................    1,750,000      2,623,443
  2.50%, 5/1/2014 (a)...................    1,300,000      1,497,171
Gilead Sciences, Inc.:
  0.50%, 5/1/2011.......................    1,450,000      1,746,090
  0.63%, 5/1/2013.......................    1,600,000      2,015,696
Millipore Corp.
  3.75%, 6/1/2026 (a)...................    1,200,000      1,502,436
                                                        ------------
                                                          22,064,212
                                                        ------------
COMMERCIAL BANKS -- 1.2%
National City Corp.
  4.00%, 2/1/2011 (a)...................    3,350,000      3,404,840
                                                        ------------
COMMUNICATIONS EQUIPMENT -- 1.4%
Alcatel-Lucent USA, Inc.:
  Series A, 2.88%, 6/15/2023 (a)........    1,700,000      1,696,202
  Series B, 2.88%, 6/15/2025............    2,050,000      1,775,284
Ciena Corp.
  0.88%, 6/15/2017 (a)..................    1,000,000        674,714
                                                        ------------
                                                           4,146,200
                                                        ------------
COMPUTERS & PERIPHERALS -- 5.3%
EMC Corp.:
  1.75%, 12/1/2011 (a)..................    4,050,000      4,902,849
  1.75%, 12/1/2013......................    3,900,000      4,873,206
NetApp, Inc.
  1.75%, 6/1/2013.......................    2,800,000      3,292,772
SanDisk Corp.
  1.00%, 5/15/2013......................    2,570,000      2,264,684
                                                        ------------
                                                          15,333,511
                                                        ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.1%
Qwest Communications International, Inc.
  3.50%, 11/15/2025.....................    2,900,000      3,261,427
                                                        ------------
ELECTRICAL EQUIPMENT -- 0.3%
Suntech Power Holdings Co., Ltd.
  3.00%, 3/15/2013 (a)..................    1,150,000        975,660
                                                        ------------
ENERGY EQUIPMENT & SERVICES -- 2.0%
Cameron International Corp.
  2.50%, 6/15/2026......................    1,250,000      1,651,987
Nabors Industries, Inc.
  0.94%, 5/15/2011......................    4,250,000      4,208,618
                                                        ------------
                                                           5,860,605
                                                        ------------
FOOD PRODUCTS -- 0.9%
Archer-Daniels-Midland Co.
  0.88%, 2/15/2014 (a)..................    2,700,000      2,680,560
                                                        ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 6.0%
Beckman Coulter, Inc.
  2.50%, 12/15/2036 (a).................    1,200,000      1,341,756
Hologic, Inc.
  2.00%, 12/15/2037 (b).................    4,000,000      3,591,600
Kinetic Concepts, Inc.
  3.25%, 4/15/2015 (c)..................    1,550,000      1,743,409
Medtronic, Inc.:
  1.50%, 4/15/2011......................    5,050,000      5,123,982
  1.63%, 4/15/2013 (a)..................    5,100,000      5,405,592
                                                        ------------
                                                          17,206,339
                                                        ------------
HEALTH CARE PROVIDERS & SERVICES -- 1.1%
LifePoint Hospitals, Inc.
  3.50%, 5/15/2014 (a)..................    1,350,000      1,351,809
Omnicare, Inc.
  3.25%, 12/15/2035.....................    2,088,000      1,784,914
                                                        ------------
                                                           3,136,723
                                                        ------------
HOTELS, RESTAURANTS & LEISURE -- 1.3%
Carnival Corp.
  2.00%, 4/15/2021 (a)..................    1,450,000      1,550,427
International Game Technology
  3.25%, 5/1/2014 (a)(c)................    1,900,000      2,263,888
                                                        ------------
                                                           3,814,315
                                                        ------------
HOUSEHOLD DURABLES -- 0.5%
D.R. Horton, Inc.
  2.00%, 5/15/2014 (a)..................    1,250,000      1,461,750
                                                        ------------
INDUSTRIAL CONGLOMERATES -- 0.8%
Textron, Inc.
  4.50%, 5/1/2013.......................    1,300,000      2,276,664
                                                        ------------
INTERNET SOFTWARE & SERVICES -- 0.9%
VeriSign, Inc.
  3.25%, 8/15/2037......................    2,900,000      2,584,263
                                                        ------------
IT SERVICES -- 0.6%
Alliance Data Systems Corp.
  1.75%, 8/1/2013.......................    1,750,000      1,777,020
                                                        ------------
MACHINERY -- 0.8%
Danaher Corp.
  Zero Coupon, 1/22/2021................    1,850,000      2,147,166
                                                        ------------
MEDIA -- 3.3%
Liberty Global, Inc.
  4.50%, 11/15/2016 (a)(c)..............    2,050,000      2,638,555
Liberty Media LLC:
  3.13%, 3/30/2023......................    2,400,000      2,555,832

SPDR BARCLAYS CAPITAL CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
  3.25%, 3/15/2031......................  $   950,000   $    591,581
Virgin Media, Inc.
  6.50%, 11/15/2016 (a).................    2,300,000      2,823,457
XM Satellite Radio, Inc.
  7.00%, 12/1/2014 (c)..................      850,000        810,710
                                                        ------------
                                                           9,420,135
                                                        ------------
METALS & MINING -- 6.7%
Alcoa, Inc.
  5.25%, 3/15/2014......................    1,250,000      2,916,875
AngloGold Ashanti Holdings Finance PLC
  3.50%, 5/22/2014 (c)..................    1,600,000      1,784,160
ArcelorMittal
  5.00%, 5/15/2014......................    1,750,000      2,780,400
Goldcorp, Inc.
  2.00%, 8/1/2014 (a)(c)................    2,000,000      2,224,340
Newmont Mining Corp.:
  1.25%, 7/15/2014 (a)..................    1,250,000      1,607,350
  1.63%, 7/15/2017 (a)..................    1,250,000      1,608,600
  3.00%, 2/15/2012 (a)..................    1,150,000      1,450,529
Sterlite Industries India, Ltd.
  4.00%, 10/30/2014.....................    1,050,000      1,105,703
United States Steel Corp.
  4.00%, 5/15/2014......................    1,850,000      3,893,325
                                                        ------------
                                                          19,371,282
                                                        ------------
OIL, GAS & CONSUMABLE FUELS -- 7.0%
Chesapeake Energy Corp.:
  2.25%, 12/15/2038 (a).................    1,650,000      1,213,707
  2.50%, 5/15/2037......................    2,150,000      1,763,645
Massey Energy Co.
  3.25%, 8/1/2015 (a)...................    1,525,000      1,479,228
Peabody Energy Corp.
  4.75%, 12/15/2066 (a).................    1,600,000      1,726,560
Transocean, Inc.:
  Series B 1.50%, 12/15/2037 (a)........    5,150,000      5,036,468
  Series C 1.50%, 12/15/2037............    5,000,000      4,778,070
  Series A 1.63%, 12/15/2037............    3,300,000      3,280,121
USEC, Inc.
  3.00%, 10/1/2014......................    1,100,000        893,538
                                                        ------------
                                                          20,171,337
                                                        ------------
PHARMACEUTICALS -- 3.4%
Allergan, Inc.
  1.50%, 4/1/2026 (a)...................    1,250,000      1,428,988
Mylan, Inc.:
  1.25%, 3/15/2012 (a)..................    1,300,000      1,450,943
  3.75%, 9/15/2015......................    1,450,000      2,638,811
Teva Pharmaceutical Finance Co. BV
  Series B 1.75%, 2/1/2026 (a)..........    1,650,000      2,148,069
Teva Pharmaceutical Finance Co. LLC
  Series C 0.25%, 2/1/2026..............    1,500,000      2,034,165
                                                        ------------
                                                           9,700,976
                                                        ------------
REAL ESTATE INVESTMENT TRUSTS -- 4.5%
Annaly Capital Management, Inc.
  4.00%, 2/15/2015......................    1,500,000      1,511,055
Boston Properties LP:
  2.88%, 2/15/2037 (a)..................    2,000,000      1,992,098
  3.63%, 2/15/2014 (c)..................    1,600,000      1,600,176
Host Hotels & Resorts LP
  2.63%, 4/15/2027 (c)..................    1,200,000      1,151,891
ProLogis:
  1.88%, 11/15/2037.....................    1,900,000      1,768,258
  2.25%, 4/1/2037.......................    2,450,000      2,384,381
The Macerich Co.
  3.25%, 3/15/2012 (c)..................    1,500,000      1,435,821
Vornado Realty LP
  3.88%, 4/15/2025 (a)..................    1,050,000      1,148,805
                                                        ------------
                                                          12,992,485
                                                        ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 7.5%
Advanced Micro Devices, Inc.
  6.00%, 5/1/2015.......................    3,800,000      3,654,810
Intel Corp.:
  2.95%, 12/15/2035 (a).................    3,650,000      3,598,553
  3.25%, 8/1/2039 (a)(c)................    4,600,000      5,528,786
Linear Technology Corp.
  Series A 3.00%, 5/1/2027..............    2,150,000      2,074,872
Microchip Technology, Inc.
  2.13%, 12/15/2037.....................    2,700,000      2,690,388
Micron Technology, Inc.
  1.88%, 6/1/2014.......................    2,900,000      2,772,383
Xilinx, Inc.
  3.13%, 3/15/2037......................    1,500,000      1,393,312
                                                        ------------
                                                          21,713,104
                                                        ------------
SOFTWARE -- 2.2%
Salesforce.com, Inc.
  0.75%, 1/15/2015 (c)..................    1,200,000      1,266,000
Symantec Corp.:
  0.75%, 6/15/2011......................    2,500,000      2,612,025
  1.00%, 6/15/2013......................    2,300,000      2,456,262
                                                        ------------
                                                           6,334,287
                                                        ------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.8%
NII Holdings, Inc.
  3.13%, 6/15/2012......................    2,800,000      2,660,888
SBA Communications Corp.:
  1.88%, 5/1/2013 (a)...................    1,150,000      1,230,615
  4.00%, 10/1/2014 (a)(c)...............      950,000      1,299,362
                                                        ------------
                                                           5,190,865
                                                        ------------
TOTAL CONVERTIBLE CORPORATE BONDS &
  NOTES --
  (Cost $196,802,979)...................                 214,449,203
                                                        ------------

                                             SHARES
                                             ------
CONVERTIBLE PREFERRED STOCKS -- 23.9% (D)
AUTOMOBILES -- 2.0%
Ford Motor Co. Capital Trust II
  6.50%, 1/15/2032 (a)..................      126,500      5,869,600
                                                        ------------
COMMERCIAL BANKS -- 2.9%
Wells Fargo & Co.
  Series L 7.50%, 12/31/2049 (e)........        8,550      8,353,350
                                                        ------------
CONSUMER FINANCE -- 0.5%
SLM Corp.
  Series C 7.25%, 12/15/2010............        2,300      1,546,140
                                                        ------------

SPDR BARCLAYS CAPITAL CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                         SHARES         VALUE
--------------------                         ------         -----
DIVERSIFIED FINANCIAL SERVICES -- 5.7%
Citigroup, Inc.
  7.50%, 12/15/2012 (a).................       78,400   $  9,555,392
Bank of America Corp.
  Series L 7.25%, 12/31/2049 (e)........        7,050      6,873,750
                                                        ------------
                                                          16,429,142
                                                        ------------
ELECTRIC UTILITIES -- 0.4%
AES Trust III
  6.75%, 10/15/2029 (a).................       23,000      1,040,290
                                                        ------------
FOOD PRODUCTS -- 1.9%
Archer-Daniels-Midland Co.
  6.25%, 6/1/2011 (a)...................       79,500      3,249,165
Bunge, Ltd.:
  4.88%, 12/31/2049 (a)(e)..............       12,500      1,109,375
  5.13%, 12/1/2010......................        1,850      1,148,850
                                                        ------------
                                                           5,507,390
                                                        ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.4%
Inverness Medical Innovations, Inc.
  Series B 3.00%, 12/31/2049 (e)........        4,124      1,090,798
                                                        ------------
INSURANCE -- 3.6%
American International Group, Inc.
  8.50%, 8/1/2011.......................      170,000      1,737,400
Vale Capital II
  6.75%, 6/15/2012......................       28,000      2,537,640
Vale Capital, Ltd.
  5.50%, 6/15/2010......................       59,000      3,360,050
  5.50%, 6/15/2010 (a)..................       24,500      1,389,395
XL Capital, Ltd.
  10.75%, 8/15/2011.....................       49,000      1,411,690
                                                        ------------
                                                          10,436,175
                                                        ------------
MEDIA -- 0.4%
The Interpublic Group of Cos., Inc.
  Series B 5.25%, 12/31/2049 (a)(e).....        1,200      1,068,000
                                                        ------------
METALS & MINING -- 2.6%
Freeport-McMoRan Copper & Gold, Inc.
  6.75%, 5/1/2010.......................       65,700      7,619,229
                                                        ------------
OIL, GAS & CONSUMABLE FUELS -- 0.3%
CenterPoint Energy, Inc.
  0.34%, 9/15/2029 (f)(g)...............       30,500        861,625
                                                        ------------
PHARMACEUTICALS -- 2.2%
Mylan, Inc.
  6.50%, 11/15/2010 (a).................        4,650      6,324,000
                                                        ------------
THRIFTS & MORTGAGE FINANCE -- 0.4%
Sovereign Capital Trust IV
  4.38%, 3/1/2034.......................       32,000      1,040,000
Federal National Mortgage Association
  5.38%, 12/31/2049 (e).................           25         73,750
                                                        ------------
                                                           1,113,750
                                                        ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
Lucent Technologies Capital Trust I
  7.75%, 3/15/2017......................        2,000      1,592,000
                                                        ------------
TOTAL CONVERTIBLE PREFERRED STOCKS --
  (Cost $58,783,306)....................                  68,851,489
                                                        ------------
COMMON STOCKS -- 0.7%
CAPITAL MARKETS -- 0.7%
E*TRADE Financial Corp. (a)(e)..........    1,205,000      1,988,250
                                                        ------------
THRIFTS & MORTGAGE FINANCE -- 0.0% (H)
Federal National Mortgage
  Association (a)(e)....................      100,000        105,000
                                                        ------------
TOTAL COMMON STOCKS -- (D)
  (Cost $2,157,396).....................                   2,093,250
                                                        ------------
SHORT TERM INVESTMENTS -- 12.7%
MONEY MARKET FUNDS -- 12.7%
State Street Institutional Liquid
  Reserves Fund (i).....................    1,490,795      1,490,795
State Street Navigator Securities
  Lending Prime Portfolio (i)(j)........   35,259,743     35,259,743
                                                        ------------
TOTAL SHORT TERM INVESTMENTS -- (D)
  (Cost $36,750,538)....................                  36,750,538
                                                        ------------
TOTAL INVESTMENTS -- 111.7% (K)
  (Cost $294,494,219)...................                 322,144,480
OTHER ASSETS AND
  LIABILITIES -- (11.7)%................                 (33,757,233)
                                                        ------------
NET ASSETS -- 100.0%....................                $288,387,247
                                                        ============





(a) Security, or portion thereof, was on loan at March 31, 2010.
(b) Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2010.
     Maturity date disclosed is the ultimate maturity.
(c) Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent
     8.2% of net assets as of March 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) Value determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e)  Non-income producing security.
(f) Security is valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
(g) Variable Rate Security. Rate shown is rate in effect at March 31, 2010. Maturity date disclosed is the ultimate maturity.
(h)  Amount shown represents less than 0.05% of net assets.
(i)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments)
(j)  Investments of cash collateral for securities loaned.
(k) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR BARCLAYS CAPITAL MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------



                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
U.S. GOVERNMENT AGENCY MBS TBA -- 99.7%
Fannie Mae
  4.00%,  30yr TBA......................  $   300,000   $    290,953
  4.50%,  15yr TBA......................      875,000        907,813
  4.50%,  30yr TBA......................      975,000        977,133
  5.00%,  15yr TBA......................      600,000        633,094
  5.50%,  30yr TBA......................    2,350,000      2,477,047
  6.00%,  30yr TBA......................      750,000        796,816
  6.50%,  30yr TBA......................      400,000        433,563
Freddie Mac
  4.00%,  15yr TBA......................      300,000        304,523
  4.50%,  15yr TBA......................      350,000        363,152
  4.50%,  30yr TBA......................    1,350,000      1,352,953
  5.00%,  30yr TBA......................    1,650,000      1,704,270
  5.50%,  15yr TBA......................      150,000        160,641
  6.00%,  30yr TBA......................    1,000,000      1,073,437
Ginnie Mae
  4.50%,  30yr TBA......................      400,000        404,625
  5.00%,  30yr TBA......................      550,000        571,742
  5.50%,  30yr TBA......................      500,000        529,063
  6.00%,  30yr TBA......................      200,000        213,656
  6.50%,  30yr TBA......................      100,000        107,859
                                                        ------------
TOTAL U.S. GOVERNMENT
  AGENCY MBS TBA --
  (Cost $13,331,340)....................                  13,302,340
                                                        ------------

                                             SHARES
                                             ------
SHORT TERM INVESTMENTS -- 80.2%
MONEY MARKET FUND -- 80.2%
State Street Institutional Liquid
  Reserves Fund (a)(b)(c)
  (Cost $10,704,597)....................   10,704,597     10,704,597
                                                        ------------
TOTAL INVESTMENTS -- 179.9% (D)
  (Cost $24,035,937)....................                  24,006,937
OTHER ASSETS AND
  LIABILITIES -- (79.9)%................                 (10,661,118)
                                                        ------------
NET ASSETS -- 100.0%....................                $ 13,345,819
                                                        ============





(a) Security, or a portion of the security has been designated as collateral for TBA securities.
(b)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(c) Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)
(d) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments.)


TBA = To Be Announced

SPDR BARCLAYS CAPITAL AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------



                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
CORPORATE BONDS & NOTES -- 25.4%
AEROSPACE & DEFENSE -- 0.7%
General Dynamics Corp.
  5.25%, 2/1/2014.......................  $   220,000   $     239,779
Honeywell International, Inc.
  6.13%, 11/1/2011......................      880,000         950,867
The Boeing Co.
  6.13%, 2/15/2033......................      165,000         172,439
United Technologies Corp.:
  4.50%, 4/15/2020......................       60,000          60,207
  5.70%, 4/15/2040......................       60,000          60,446
                                                        -------------
                                                            1,483,738
                                                        -------------
AIR FREIGHT & LOGISTICS -- 0.1%
United Parcel Service, Inc.
  6.20%, 1/15/2038......................      250,000         272,219
                                                        -------------
BEVERAGES -- 0.4%
Anheuser-Busch InBev Worldwide, Inc.
  5.38%, 1/15/2020......................      385,000         394,605
Diageo Capital PLC
  5.75%, 10/23/2017.....................      250,000         270,910
PepsiCo, Inc.
  4.50%, 1/15/2020 (a)..................      100,000         100,898
                                                        -------------
                                                              766,413
                                                        -------------
BIOTECHNOLOGY -- 0.1% (B)
Amgen, Inc.:
  4.50%, 3/15/2020 (a)..................       50,000          49,938
  5.75%, 3/15/2040......................       55,000          54,324
                                                        -------------
                                                              104,262
                                                        -------------
CAPITAL MARKETS -- 1.1%
BlackRock, Inc.
  3.50%, 12/10/2014 (a).................      200,000         202,056
Svensk Exportkredit AB
  5.13%, 3/1/2017.......................      405,000         438,040
The Bank of New York Mellon Corp.
  4.95%, 11/1/2012......................      230,000         248,958
The Goldman Sachs Group, Inc.:
  3.25%, 6/15/2012 (a)..................      205,000         213,711
  5.35%, 1/15/2016......................      755,000         804,704
  5.95%, 1/15/2027......................      595,000         563,704
                                                        -------------
                                                            2,471,173
                                                        -------------
CHEMICALS -- 0.4%
E.I. du Pont de Nemours & Co.
  5.25%, 12/15/2016.....................      405,000         433,624
Praxair, Inc.
  2.13%, 6/14/2013......................      100,000          99,523
The Dow Chemical Co.
  8.55%, 5/15/2019......................      330,000         399,152
                                                        -------------
                                                              932,299
                                                        -------------
COMMERCIAL BANKS -- 4.3%
Asian Development Bank
  2.75%, 5/21/2014......................      205,000         208,406
Citibank NA
  1.38%, 8/10/2011 (a)..................    1,060,000       1,068,875
Deutsche Bank AG
  6.00%, 9/1/2017 (a)...................      250,000         272,833
European Investment Bank:
  2.00%, 2/10/2012 (a)..................    1,090,000       1,107,616
  2.38%, 3/14/2014......................      545,000         545,334
Export-Import Bank of Korea:
  4.13%, 9/9/2015.......................      200,000         196,678
  5.88%, 1/14/2015......................      205,000         221,484
HSBC Bank USA NA
  4.63%, 4/1/2014.......................      370,000         386,661
Inter-American Development Bank
  5.13%, 9/13/2016......................      405,000         447,809
International Bank for Reconstruction &
  Development
  4.75%, 2/15/2035......................       80,000          77,677
JPMorgan Chase & Co.:
  2.20%, 6/15/2012 (a)..................      310,000         316,180
  6.40%, 5/15/2038......................      205,000         221,432
JPMorgan Chase Bank NA
  6.00%, 10/1/2017......................      555,000         590,951
Key Bank NA
  5.80%, 7/1/2014.......................      455,000         466,797
Kreditanstalt fuer Wiederaufbau:
  3.25%, 10/14/2011 (a).................      545,000         564,675
  4.00%, 10/15/2013.....................      720,000         764,270
  4.50%, 7/16/2018......................      215,000         225,562
Oesterreichische Kontrollbank AG
  4.75%, 10/16/2012.....................      405,000         436,101
PNC Funding Corp.
  5.13%, 2/8/2020.......................      150,000         151,025
US Bank NA
  6.38%, 8/1/2011.......................      250,000         266,278
Wachovia Bank NA
  5.85%, 2/1/2037.......................      275,000         256,796
Wells Fargo & Co.
  5.63%, 12/11/2017.....................      150,000         159,305
Wells Fargo Bank NA
  4.75%, 2/9/2015.......................      245,000         252,903
                                                        -------------
                                                            9,205,648
                                                        -------------
COMMUNICATIONS EQUIPMENT -- 0.1%
Cisco Systems, Inc.
  5.50%, 2/22/2016......................      240,000         266,274
                                                        -------------
COMPUTERS & PERIPHERALS -- 0.3%
Hewlett-Packard Co.
  6.13%, 3/1/2014.......................      200,000         225,204
International Business Machines Corp.:
  5.70%, 9/14/2017 (a)..................      210,000         232,303
  5.88%, 11/29/2032 (a).................      165,000         171,484
                                                        -------------
                                                              628,991
                                                        -------------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
Stanford University
  4.75%, 5/1/2019.......................      110,000         112,975
                                                        -------------
DIVERSIFIED FINANCIAL SERVICES -- 6.6%
American Express Credit Corp.
  5.88%, 5/2/2013.......................      265,000         286,231
Bank of America Corp.:
  Series L 2.10%, 4/30/2012.............      205,000         208,682
  Series L 3.13%, 6/15/2012.............      410,000         426,259

SPDR BARCLAYS CAPITAL AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
Bank of America NA
  5.30%, 3/15/2017......................  $   785,000   $     775,320
BP Capital Markets PLC
  3.13%, 3/10/2012......................      210,000         217,628
Capital One Capital VI
  8.88%, 5/15/2040......................      155,000         167,400
Caterpillar Financial Services Corp.
  7.15%, 2/15/2019 (a)..................      220,000         257,234
Citigroup Funding, Inc.
  0.17%, 5/5/2011 (c)...................    5,300,000       5,299,650
Citigroup, Inc.
  5.63%, 8/27/2012......................    1,175,000       1,235,528
Credit Suisse USA, Inc.
  6.50%, 1/15/2012......................      585,000         629,613
General Electric Capital Corp.:
  2.63%, 12/28/2012.....................      530,000         543,738
  5.25%, 10/19/2012.....................      405,000         435,194
  5.63%, 5/1/2018.......................      885,000         922,243
  6.75%, 3/15/2032......................      240,000         253,124
HSBC Finance Corp.
  6.38%, 10/15/2011.....................      200,000         213,112
Merrill Lynch & Co., Inc.
  6.88%, 4/25/2018......................      580,000         626,063
Morgan Stanley:
  2.00%, 9/22/2011 (a)..................      205,000         208,580
  6.00%, 5/13/2014......................      560,000         604,054
  6.63%, 4/1/2018.......................      390,000         417,170
National Rural Utilities Cooperative
  Finance Corp.
  8.00%, 3/1/2032.......................      360,000         431,340
Nomura Holdings, Inc.:
  5.00%, 3/4/2015.......................       70,000          71,339
  6.70%, 3/4/2020.......................       21,000          21,713
                                                        -------------
                                                           14,251,215
                                                        -------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
Deutsche Telekom International
  Finance BV
  6.75%, 8/20/2018......................      210,000         235,132
Qwest Corp.
  8.38%, 5/1/2016.......................       15,000          16,837
Telefonica Emisiones SAU
  4.95%, 1/15/2015......................      210,000         221,770
Verizon Communications, Inc.
  6.40%, 2/15/2038......................      430,000         447,915
                                                        -------------
                                                              921,654
                                                        -------------
ELECTRIC UTILITIES -- 1.3%
Duke Energy Carolinas LLC
  7.00%, 11/15/2018 (a).................      620,000         728,004
Florida Power & Light Co.
  5.69%, 3/1/2040.......................       65,000          64,282
Pacific Gas & Electric Co.
  4.80%, 3/1/2014.......................      880,000         946,155
Progress Energy, Inc.
  7.75%, 3/1/2031.......................      405,000         474,442
PSEG Power LLC
  5.13%, 4/15/2020 (d)..................       80,000          79,934
San Diego Gas & Electric Co.
  6.13%, 9/15/2037......................      115,000         122,286
Virginia Electric and Power Co.
  5.10%, 11/30/2012.....................      360,000         388,549
                                                        -------------
                                                            2,803,652
                                                        -------------
FOOD & STAPLES RETAILING -- 0.6%
CVS Caremark Corp.
  6.25%, 6/1/2027.......................      250,000         258,873
Safeway, Inc.
  5.63%, 8/15/2014 (a)..................      215,000         234,629
Target Corp.
  7.00%, 1/15/2038......................      320,000         367,910
Wal-Mart Stores, Inc.
  5.88%, 4/5/2027 (a)...................      330,000         344,786
                                                        -------------
                                                            1,206,198
                                                        -------------
FOOD PRODUCTS -- 0.5%
Archer-Daniels-Midland Co.
  5.38%, 9/15/2035......................      240,000         229,055
General Mills, Inc.
  5.70%, 2/15/2017......................      305,000         328,552
Kraft Foods, Inc.
  5.63%, 11/1/2011......................      405,000         430,867
                                                        -------------
                                                              988,474
                                                        -------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
Baxter International, Inc.
  6.25%, 12/1/2037......................      155,000         168,680
                                                        -------------
HEALTH CARE PROVIDERS & SERVICES -- 0.2%
Express Scripts, Inc.
  6.25%, 6/15/2014 (a)..................      205,000         226,340
UnitedHealth Group, Inc.
  6.00%, 2/15/2018......................      200,000         213,738
                                                        -------------
                                                              440,078
                                                        -------------
HOTELS, RESTAURANTS & LEISURE -- 0.2%
McDonald's Corp.
  5.35%, 3/1/2018.......................      360,000         389,253
                                                        -------------
HOUSEHOLD PRODUCTS -- 0.2%
Kimberly-Clark Corp.
  5.00%, 8/15/2013......................      215,000         230,973
The Procter & Gamble Co.
  5.55%, 3/5/2037 (a)...................      240,000         242,780
                                                        -------------
                                                              473,753
                                                        -------------
INSURANCE -- 0.9%
American International Group, Inc.
  5.45%, 5/18/2017 (a)..................      790,000         718,900
Berkshire Hathaway Finance Corp.
  5.00%, 8/15/2013......................      215,000         233,507
MetLife, Inc.
  5.70%, 6/15/2035......................      405,000         385,890
Prudential Financial, Inc.
  3.88%, 1/14/2015......................      135,000         135,075
The Allstate Corp.
  5.95%, 4/1/2036 (a)...................      165,000         164,632
The Travelers Cos., Inc.
  6.25%, 3/15/2037 (e)..................      405,000         392,850
                                                        -------------
                                                            2,030,854
                                                        -------------

SPDR BARCLAYS CAPITAL AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
MACHINERY -- 0.1%
Caterpillar, Inc.
  6.05%, 8/15/2036......................  $   165,000   $     171,276
                                                        -------------
MEDIA -- 0.9%
CBS Corp.
  8.20%, 5/15/2014 (a)..................      210,000         245,700
Comcast Corp.:
  6.40%, 5/15/2038......................      210,000         212,815
  6.50%, 1/15/2017......................      330,000         367,492
DIRECTV Holdings LLC
  5.20%, 3/15/2020 (d)..................       65,000          63,980
News America, Inc.
  6.15%, 3/1/2037.......................      240,000         238,516
The Walt Disney Co.
  5.70%, 7/15/2011......................      215,000         226,974
Time Warner Cable, Inc.
  5.85%, 5/1/2017.......................      330,000         350,882
Time Warner, Inc.
  7.70%, 5/1/2032.......................      240,000         277,009
                                                        -------------
                                                            1,983,368
                                                        -------------
METALS & MINING -- 0.5%
Alcoa, Inc.
  5.38%, 1/15/2013 (a)..................      215,000         224,675
Rio Tinto Finance USA, Ltd.
  5.88%, 7/15/2013......................      430,000         470,821
Vale Overseas, Ltd.
  6.88%, 11/21/2036.....................      330,000         343,741
                                                        -------------
                                                            1,039,237
                                                        -------------
MULTI-UTILITIES -- 0.2%
MidAmerican Energy Holdings Co.
  6.13%, 4/1/2036.......................      405,000         408,053
                                                        -------------
OFFICE ELECTRONICS -- 0.2%
Xerox Corp.
  5.65%, 5/15/2013......................      430,000         459,331
                                                        -------------
OIL, GAS & CONSUMABLE FUELS -- 1.9%
Anadarko Petroleum Corp.
  5.95%, 9/15/2016 (a)..................      330,000         356,823
Canadian Natural Resources, Ltd.
  6.25%, 3/15/2038......................      405,000         416,009
ConocoPhillips Canada Funding Co.
  5.63%, 10/15/2016.....................      880,000         970,306
Kinder Morgan Energy Partners LP
  5.80%, 3/15/2035......................      175,000         162,670
Pemex Project Funding Master Trust
  6.63%, 6/15/2035 (a)..................      115,000         112,700
Petrobras International Finance Co.:
  5.75%, 1/20/2020......................      105,000         107,393
  6.88%, 1/20/2040......................      105,000         108,714
Shell International Finance BV
  6.38%, 12/15/2038.....................      220,000         240,607
Southern Natural Gas Co.
  5.90%, 4/1/2017 (d)...................      880,000         913,912
Transocean, Inc.
  6.00%, 3/15/2018......................      155,000         168,399
Valero Energy Corp.
  6.13%, 2/1/2020.......................       65,000          64,709
Weatherford International, Inc.
  6.80%, 6/15/2037 (a)..................      239,000         244,453
Williams Partners LP
  5.25%, 3/15/2020 (d)..................      110,000         110,107
XTO Energy, Inc.
  5.90%, 8/1/2012 (a)...................      165,000         180,085
                                                        -------------
                                                            4,156,887
                                                        -------------
PHARMACEUTICALS -- 0.8%
Abbott Laboratories
  5.60%, 5/15/2011......................      305,000         320,699
AstraZeneca PLC
  6.45%, 9/15/2037......................       75,000          82,790
Eli Lilly & Co.
  5.20%, 3/15/2017 (a)..................      225,000         241,455
GlaxoSmithKline Capital, Inc.
  6.38%, 5/15/2038......................      155,000         170,796
Novartis Capital Corp.
  1.90%, 4/24/2013......................       60,000          59,928
Pfizer, Inc.
  6.20%, 3/15/2019 (a)..................      235,000         264,814
Schering-Plough Corp.
  6.00%, 9/15/2017......................      305,000         343,013
Wyeth
  5.95%, 4/1/2037.......................      240,000         251,039
                                                        -------------
                                                            1,734,534
                                                        -------------
REAL ESTATE INVESTMENT TRUSTS -- 0.2%
Duke Realty LP
  6.75%, 3/15/2020......................       25,000          25,665
ProLogis
  7.38%, 10/30/2019 (a).................      200,000         205,360
Simon Property Group LP
  4.20%, 2/1/2015 (a)...................      300,000         299,189
                                                        -------------
                                                              530,214
                                                        -------------
ROAD & RAIL -- 0.3%
CSX Corp.
  6.15%, 5/1/2037.......................      165,000         165,705
Norfolk Southern Corp.
  7.70%, 5/15/2017......................      330,000         389,631
                                                        -------------
                                                              555,336
                                                        -------------
SOFTWARE -- 0.2%
Oracle Corp.:
  5.75%, 4/15/2018......................      200,000         219,028
  6.13%, 7/8/2039.......................      100,000         105,755
                                                        -------------
                                                              324,783
                                                        -------------
SPECIALTY RETAIL -- 0.2%
The Home Depot, Inc.
  5.40%, 3/1/2016.......................      405,000         435,455
                                                        -------------
TOBACCO -- 0.2%
Philip Morris International, Inc.
  4.88%, 5/16/2013......................      430,000         462,786
                                                        -------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.1%
AT&T Corp.
  8.00%, 11/15/2031.....................      455,000         550,712
Embarq Corp.
  7.08%, 6/1/2016.......................      165,000         179,276

SPDR BARCLAYS CAPITAL AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
New Cingular Wireless Services, Inc.
  8.13%, 5/1/2012 (a)...................  $   405,000   $     456,908
Telecom Italia Capital
  5.25%, 10/1/2015......................      550,000         562,877
Verizon Global Funding Corp.
  6.88%, 6/15/2012......................      405,000         450,861
Vodafone Group PLC
  5.63%, 2/27/2017......................      240,000         256,078
                                                        -------------
                                                            2,456,712
                                                        -------------
TOTAL CORPORATE BONDS & NOTES --
  (Cost $52,185,775)....................                   54,635,775
                                                        -------------
FOREIGN GOVERNMENT OBLIGATIONS -- 1.6%
Federal Republic of Brazil
  8.25%, 1/20/2034......................      360,000         458,640
Province of Ontario
  4.95%, 6/1/2012.......................      455,000         489,644
Province of Quebec
  7.50%, 9/15/2029......................      455,000         589,644
Republic of Italy
  5.63%, 6/15/2012......................      790,000         854,213
Republic of South Africa
  5.50%, 3/9/2020.......................      100,000         101,250
United Mexican States
  5.63%, 1/15/2017......................      880,000         943,263
                                                        -------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS --
  (Cost $3,327,068).....................                    3,436,654
                                                        -------------
U.S. GOVERNMENT AGENCY MBS TBA -- 35.7%
Fannie Mae
  4.00%,  30yr TBA......................    2,700,000       2,618,578
  4.50%,  30yr TBA......................    2,400,000       2,405,250
  5.00%,  15yr TBA......................    2,900,000       3,059,953
  5.50%,  30yr TBA......................   15,000,000      15,810,937
  6.00%,  15yr TBA......................      700,000         755,344
  6.00%,  30yr TBA......................    1,500,000       1,593,516
  6.50%,  30yr TBA......................    4,000,000       4,335,625
Freddie Mac
  4.00%,  15yr TBA......................    2,000,000       2,030,156
  4.50%,  15yr TBA......................    3,250,000       3,372,129
  4.50%,  30yr TBA......................    5,700,000       5,712,469
  5.00%,  30yr TBA......................   11,500,000      11,878,242
  5.50%,  15yr TBA......................    1,000,000       1,070,938
  6.00%,  30yr TBA......................    8,300,000       8,909,531
Ginnie Mae
  4.00%,  30yr TBA......................      250,000         244,805
  4.50%,  30yr TBA......................    2,450,000       2,478,328
  5.00%,  30yr TBA......................    3,600,000       3,742,312
  5.50%,  30yr TBA......................    3,200,000       3,386,000
  6.00%,  30yr TBA......................    2,200,000       2,350,219
  6.50%,  30yr TBA......................    1,000,000       1,078,594
                                                        -------------
TOTAL U.S. GOVERNMENT
  AGENCY MBS TBA --
  (Cost $76,993,863)....................                   76,832,926
                                                        -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.5%
Fannie Mae
  2.00%, 9/28/2012......................      545,000         546,208
  2.50%, 5/15/2014 (a)..................    1,685,000       1,694,419
  4.00%, 1/20/2017......................      250,000         252,299
  5.00%, 5/11/2017 (a)..................    1,210,000       1,313,793
  7.13%, 1/15/2030 (a)..................      525,000         658,817
Federal Farm Credit Bank
  1.88%, 12/7/2012......................    1,025,000       1,032,448
Federal Home Loan Bank
  1.25%, 2/10/2012......................      500,000         499,660
  1.63%, 4/26/2011 (a)..................    1,025,000       1,036,867
  5.00%, 11/17/2017 (a).................      300,000         324,594
  5.13%, 8/14/2013 (a)..................    1,760,000       1,941,761
  5.38%, 8/19/2011......................    2,090,000       2,223,502
Freddie Mac
  2.00%, 3/29/2013......................      200,000         200,754
  2.13%, 3/23/2012......................    1,090,000       1,110,537
  3.15%, 1/22/2015......................      150,000         150,729
  5.00%, 4/18/2017......................      723,000         785,300
Tennessee Valley Authority
  4.75%, 8/1/2013.......................      100,000         108,513
  5.25%, 9/15/2039 (a)..................      200,000         197,180
                                                        -------------
TOTAL U.S. GOVERNMENT
  AGENCY OBLIGATIONS --
  (Cost $13,767,460)....................                   14,077,381
                                                        -------------
U.S. TREASURY OBLIGATIONS -- 28.3%
Treasury Bonds
  4.50%, 8/15/2039 (a)..................    3,700,000       3,573,793
  5.38%, 2/15/2031 (a)..................      875,000         968,030
  6.88%, 8/15/2025......................    1,000,000       1,277,850
  7.50%, 11/15/2016 (a).................      515,000         650,311
  8.75%, 8/15/2020 (a)..................    1,130,000       1,597,560
  8.88%, 8/15/2017......................      713,000         973,473
Treasury Notes
  0.75%, 11/30/2011 (a).................    3,000,000       2,995,860
  1.00%, 8/31/2011 (a)..................    2,000,000       2,009,200
  1.13%, 12/15/2011 (a).................    2,565,000       2,576,491
  1.38%, 5/15/2012 (a)..................    5,475,000       5,508,890
  1.38%, 1/15/2013......................    5,000,000       4,983,600
  1.88%, 4/30/2014 (a)..................    2,055,000       2,030,175
  2.38%, 10/31/2014.....................    2,055,000       2,051,938
  2.75%, 10/31/2013.....................    2,565,000       2,639,385
  2.75%, 11/30/2016 (a).................    3,080,000       2,995,177
  3.13%, 8/31/2013 (a)..................    3,445,000       3,594,892
  3.13%, 10/31/2016 (a).................    2,155,000       2,147,781
  3.13%, 5/15/2019 (a)(f)...............    7,050,000       6,713,786
  3.38%, 11/15/2019 (a).................    1,000,000         964,750
  4.13%, 5/15/2015......................    3,440,000       3,699,582
  4.25%, 8/15/2013 (a)..................    1,500,000       1,623,495
  4.50%, 9/30/2011 (a)..................    2,250,000       2,376,518
  4.75%, 8/15/2017......................    2,425,000       2,652,174
  5.13%, 5/15/2016 (a)..................      310,000         347,969
                                                        -------------
TOTAL U.S. TREASURY
  OBLIGATIONS --
  (Cost $61,453,015)....................                   60,952,680
                                                        -------------
COMMERCIAL MORTGAGE BACKED SECURITIES -- 3.3%
Banc of America Commercial Mortgage,
  Inc.
  5.66%, 6/10/2049 (e)..................      250,000         229,640

SPDR BARCLAYS CAPITAL AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
Bear Stearns Commercial Mortgage
  Securities
  4.75%, 2/13/2046 (e)..................  $   550,000   $     560,327
Countrywide Commercial Mortgage Trust
  5.38%, 8/12/2048......................      400,000         351,391
GE Capital Commercial Mortgage Corp.
  5.54%, 12/10/2049 (e).................      400,000         361,292
Greenwich Capital Commercial Funding
  Corp.
  4.80%, 8/10/2042 (e)..................      500,000         507,100
GS Mortgage Securities Corp. II
  5.40%, 8/10/2038 (e)..................      475,000         494,405
  5.55%, 4/10/2038 (e)..................      500,000         503,109
JPMorgan Chase Commercial Mortgage
  Securities Corp.
  4.87%, 3/15/2046 (e)..................      250,000         251,562
  4.88%, 1/12/2038 (e)..................      500,000         518,934
  5.44%, 6/12/2047 (e)..................      510,000         501,286
  5.81%, 6/12/2043 (e)..................      500,000         519,897
LB-UBS Commercial Mortgage Trust
  4.37%, 3/15/2036 (e)..................      450,000         451,263
  4.51%, 12/15/2029 (e).................      500,000         495,311
  5.07%, 6/15/2029 (e)..................      250,000         257,211
Morgan Stanley Capital I
  5.51%, 11/12/2049 (e).................      475,000         486,237
  5.61%, 4/15/2049......................      205,000         211,730
Wachovia Bank Commercial
  Mortgage Trust
  4.96%, 11/15/2035 (e).................      500,000         524,200
                                                        -------------
TOTAL COMMERCIAL
  MORTGAGE BACKED SECURITIES --
  (Cost $6,073,794).....................                    7,224,895
                                                        -------------
ASSSET BACKED -- 0.5%
AUTOMOBILES -- 0.0% (B)
USAA Auto Owner Trust
  2.53%, 7/15/2015......................       40,000          40,585
                                                        -------------
CREDIT CARD RECEIVABLES -- 0.5%
Capital One Multi-Asset Execution Trust
  5.05%, 2/15/2016......................      245,000         265,516
Citibank Credit Card Issuance Trust:
  4.90%, 6/23/2016......................      200,000         216,410
  5.35%, 2/7/2020.......................      295,000         320,649
  5.65%, 9/20/2019......................      200,000         221,411
                                                        -------------
                                                            1,023,986
                                                        -------------
TOTAL ASSET BACKED --
  (Cost $988,342).......................                    1,064,571
                                                        -------------
MUNICIPAL BONDS AND NOTES -- 0.3%
CALIFORNIA -- 0.1%
California, State General Obligation:
  5.95%, 4/1/2016.......................       35,000          36,319
  7.30%, 10/1/2039......................      200,000         198,604
                                                        -------------
                                                              234,923
                                                        -------------
GEORGIA -- 0.1%
Georgia, State General Obligation
  4.50%, 11/1/2025......................      200,000         201,200
                                                        -------------
ILLINOIS -- 0.1%
Illinois, State General Obligation:
  4.07%, 1/1/2014.......................      100,000         100,654
  5.10%, 6/1/2033.......................      200,000         163,588
                                                        -------------
                                                              264,242
                                                        -------------
TOTAL MUNICIPAL BONDS AND NOTES --
  (Cost $715,309).......................                      700,365
                                                        -------------

                                             SHARES
                                             ------
SHORT TERM INVESTMENTS -- 45.4%
MONEY MARKET FUNDS -- 45.4%
State Street Institutional Liquid
  Reserves Fund (f)(g)..................   72,943,672      72,943,672
State Street Navigator Securities
  Lending Prime Portfolio (g)(h)........   24,768,029      24,768,029
                                                        -------------
TOTAL SHORT TERM INVESTMENTS -- (I)
  (Cost $97,711,701)....................                   97,711,701
                                                        -------------
TOTAL INVESTMENTS -- 147.0% (J)
  (Cost $313,216,327)...................                  316,636,948
OTHER ASSETS AND
  LIABILITIES -- (47.0)%................                 (101,261,631)
                                                        -------------
NET ASSETS -- 100.0%....................                $ 215,375,317
                                                        =============





(a) Security, or portion thereof, was on loan at March 31, 2010.
(b)  Amount shown represents less than 0.05% of net assets.
(c) Floating Rate Note -- Interest rate shown is rate in effect at March 31, 2010. Date disclosed is the next interest rate reset date.
(d) Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent
     0.5% of net assets as of March 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e) Variable Rate Security. Rate shown is rate in effect at March 31, 2010. Maturity date disclosed is the ultimate maturity.
(f) Security or a portion thereof, has been designated as collateral for TBA securities.
(g)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(h)  Investments of cash collateral for securities loaned.
(i) Value determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)
(j) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments.)



TBA = To Be Announced

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SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------



                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
MUNICIPAL BONDS AND NOTES -- 98.2%
ALABAMA -- 0.6%
Alabama, Auburn University, General Fee
  Revenue
  5.00%, 6/1/2038 (a)...................  $ 2,200,000   $  2,273,304
Alabama, Public School & College
  Authority
  5.00%, 12/1/2023......................    1,500,000      1,593,900
Birmingham, AL, Capital Investment
  Series A 4.50%, 12/1/2027 (a).........    1,000,000        978,480
                                                        ------------
                                                           4,845,684
                                                        ------------
ALASKA -- 0.3%
Alaska, State General Obligation
  Series A 5.00%, 8/1/2024..............    2,580,000      2,863,697
                                                        ------------
ARIZONA -- 3.3%
Arizona, Salt River Project,
  Agricultural Improvement & Power
  District:
  Series A 5.00%, 1/1/2016..............      500,000        568,110
  Series A 5.00%, 1/1/2027..............    2,500,000      2,683,700
  Series A 5.00%, 1/1/2033..............    5,000,000      5,267,250
Arizona, State Transportation Board,
  Excise Tax Revenue
  5.00%, 7/1/2021.......................    1,500,000      1,632,645
Arizona, State Transportation Board,
  Highway Revenue
  Series A 5.00%, 7/1/2028..............    7,145,000      7,662,441
Chandler, AZ, General Obligation
  4.25%, 7/1/2026.......................    5,000,000      5,086,700
Maricopa County, AZ, Community College
  District, General Obligation
  Series C 3.00%, 7/1/2022..............    2,000,000      1,855,680
Phoenix, AZ, Civic Improvement Corp.,
  Wastewater System Revenue, Senior Lien
  5.50%, 7/1/2019.......................    1,000,000      1,146,600
Phoenix, AZ, General Obligation
  Series A 5.00%, 7/1/2017..............    1,000,000      1,144,570
Pima County, AZ, Industrial Development
  Authority, Lease Revenue
  5.00%, 9/1/2039.......................    2,000,000      1,937,060
                                                        ------------
                                                          28,984,756
                                                        ------------
CALIFORNIA -- 11.2%
Anaheim, CA, Public Financing Authority,
  Revenue
  4.50%, 10/1/2037 (a)..................    4,000,000      3,620,440
Azusa, CA, Public Financing Authority,
  Revenue
  5.00%, 7/1/2039 (a)...................    1,200,000      1,202,628
California, Golden Empire Schools
  Financing Authority, Lease Revenue
  4.00%, 5/1/2010.......................    4,000,000      4,009,600
California, State Department of Water
  Resources, Revenue
  Series AG 5.00%, 12/1/2025............    5,760,000      6,387,610
California, State Public Works Board,
  Lease Revenue
  Series D 5.00%, 5/1/2025..............    1,000,000      1,038,010
California, State University Revenue:
  Series A 4.50%, 11/1/2044 (a).........    6,090,000      5,471,865
  Series A 5.00%, 11/1/2037 (a).........    1,000,000      1,009,450
Foothill-De Anza, CA, Community College
  District, General Obligation
  Series B 5.00%, 8/1/2027 (a)..........    4,475,000      4,686,846
Los Angeles County, CA, Metropolitan
  Transportation Authority, Sales Tax
  Revenue
  Series A 5.00%, 7/1/2027 (a)..........    3,780,000      3,940,423
Los Angeles, CA, Community College
  District, General Obligation
  Series A 5.00%, 8/1/2027..............    1,000,000      1,037,770
Los Angeles, CA, Unified School
  District:
  Series B 4.75%, 7/1/2019 (a)..........    3,485,000      3,678,975
  Series A-1 5.00%, 7/1/2016 (a)........    3,000,000      3,260,550
  Series A 5.00%, 7/1/2018 (a)..........      900,000        978,156
  Series H 5.00%, 7/1/2021 (a)..........    2,695,000      2,888,959
Los Angeles, CA, Wastewater System
  Revenue
  Series A 5.00%, 6/1/2029..............    1,000,000      1,065,700
Metropolitan Water District of Southern
  California, Waterworks Revenue
  Series A 5.00%, 1/1/2029..............    4,900,000      5,228,202
Rancho Santiago, CA, Community College
  District, General Obligation
  5.00%, 9/1/2026 (a)...................    3,535,000      3,675,481
San Diego, CA, Community College
  District
  5.00%, 5/1/2020 (a)...................    2,720,000      2,928,896
San Diego, CA, Unified School District
  Series C-2 5.50%, 7/1/2019 (a)........    1,600,000      1,893,584
San Diego, CA, Unified School District
  Election of 1998
  Series G-1 4.50%, 7/1/2029 (a)........    5,000,000      4,917,500
San Francisco, CA, Bay Area Rapid
  Transit District:
  Series B 5.00%, 8/1/2022..............    1,500,000      1,646,130
  Series B 5.00%, 8/1/2032..............    1,600,000      1,682,944
San Francisco, CA, Bay Area Toll
  Authority, Toll Bridge Revenue
  Series F 5.00%, 4/1/2031..............    7,275,000      7,479,355
San Francisco, CA, City & County Public
  Utilities Commission, Water Revenue:
  Series A 4.50%, 11/1/2031 (a).........    1,000,000        985,040
  Series A 4.75%, 11/1/2036.............    3,000,000      2,946,570
San Francisco, CA, Community College
  District
  Series B 5.00%, 6/15/2028 (a).........    5,225,000      5,391,939
San Jose, CA, Evergreen Community
  College District
  Series A Zero Coupon, 9/1/2020 (a)....    2,500,000      1,462,625
University of California, Revenue:
  Series J 4.50%, 5/15/2031 (a).........    3,000,000      2,935,830
  Series J 4.50%, 5/15/2035 (a).........    2,000,000      1,915,720
  Series B 4.75%, 5/15/2038.............    1,300,000      1,260,701

SPDR NUVEEN BARCLAYS CAPITAL MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
  Series E 5.00%, 5/15/2014 (a).........  $ 3,180,000   $  3,594,672
University of Southern California,
  Educational Facilities Authority,
  Revenue
  Series A 4.50%, 10/1/2033.............    1,000,000        977,300
West Valley-Mission Community College
  District, CA, Election 2004-A
  5.00%, 8/1/2030 (a)...................    2,000,000      2,055,460
                                                        ------------
                                                          97,254,931
                                                        ------------
COLORADO -- 1.2%
Cherry Creek, CO, Arapahoe County School
  District, General Obligation
  Series B 5.50%, 12/15/2013 (a)........    2,030,000      2,325,223
Douglas County, CO, School District
  Series B 5.00%, 12/15/2019............    2,000,000      2,224,140
Platte River, CO, Power Authority
  Revenue:
  Series HH 5.00%, 6/1/2024.............    1,255,000      1,377,563
  Series HH 5.00%, 6/1/2029.............    1,000,000      1,069,630
University of Colorado, Enterprise
  System Revenue
  5.00%, 6/1/2023 (a)...................    3,000,000      3,187,080
                                                        ------------
                                                          10,183,636
                                                        ------------
CONNECTICUT -- 1.0%
Connecticut, State General Obligation:
  Series A 4.50%, 5/1/2026..............    1,000,000      1,041,760
  Series C 5.00%, 4/1/2011 (a)..........    2,000,000      2,090,660
  Series B 5.00%, 4/15/2012.............    5,000,000      5,405,200
                                                        ------------
                                                           8,537,620
                                                        ------------
DELAWARE -- 0.4%
Delaware, State General Obligation
  5.00%, 3/1/2013.......................    1,000,000      1,111,720
New Castle County, DE, General
  Obligation
  Series A 5.00%, 7/15/2039.............    2,500,000      2,660,000
                                                        ------------
                                                           3,771,720
                                                        ------------
DISTRICT OF COLUMBIA -- 1.2%
District of Columbia, Water & Sewer
  Authority, Public Utility Revenue
  Series A 5.50%, 10/1/2039.............    5,000,000      5,364,000
Metropolitan Washington, DC, Airports
  Authority System
  Series C 5.00%, 10/1/2028.............    5,000,000      5,250,250
                                                        ------------
                                                          10,614,250
                                                        ------------
FLORIDA -- 4.0%
Florida, State Board of Education,
  Capital Outlay:
  Series B 5.00%, 6/1/2015..............    2,600,000      2,964,988
  Series A 5.00%, 6/1/2016..............      900,000      1,023,696
  Series A 5.00%, 6/1/2017..............    5,000,000      5,673,700
  Series D 5.00%, 6/1/2024..............    7,550,000      8,267,325
Florida, State Board of Education,
  General Obligation
  Series B 5.25%, 6/1/2013..............    2,000,000      2,231,380
Gainesville, FL, Utility System Revenue,
  (Pre-refunded)
  Series A 5.00%, 10/1/2035 (a).........      900,000      1,040,634
JEA, FL, Bulk Power Supply System
  Revenue, Scherer 4 Project
  Series A 5.63%, 10/1/2033.............    5,000,000      5,268,350
Miami-Dade County, FL, General
  Obligation:
  4.75%, 7/1/2034.......................    1,675,000      1,646,475
  5.00%, 7/1/2031.......................    1,980,000      2,024,451
Palm Beach County,  FL, Public
  Improvement Revenue
  5.00%, 5/1/2038.......................    5,000,000      5,116,450
                                                        ------------
                                                          35,257,449
                                                        ------------
GEORGIA -- 3.5%
Atlanta, GA, Metropolitan Rapid Transit
  Authority, Sales Tax  Revenue
  Series B 5.00%, 7/1/2037 (a)..........    6,875,000      7,132,125
Augusta, GA, Water & Sewer Revenue
  5.00%, 10/1/2014 (a)..................    1,085,000      1,229,978
De Kalb County, GA, General Obligation
  5.00%, 12/1/2014......................    1,495,000      1,722,001
De Kalb County, GA, Water & Sewer
  Revenue
  Series B 5.25%, 10/1/2024.............    3,000,000      3,532,620
Georgia, State General Obligation:
  Series B 5.00%, 4/1/2012..............    2,000,000      2,164,780
  Series B 5.00%, 7/1/2022..............    4,500,000      5,057,910
  Series B 5.00%, 7/1/2024..............    1,145,000      1,272,976
Gwinnett County, GA, School District,
  General Obligation
  5.00%, 2/1/2019.......................    5,380,000      6,226,220
Milledgeville -- Baldwin County, GA,
  Development Authority, (Pre-refunded)
  5.50%, 9/1/2024.......................    1,500,000      1,756,110
                                                        ------------
                                                          30,094,720
                                                        ------------
HAWAII -- 1.3%
Hawaii, State General Obligation:
  Series DF 5.00%, 7/1/2020 (a).........    1,360,000      1,473,002
  Series DJ 5.00%, 4/1/2023 (a).........      900,000        977,211
  Series DI 5.00%, 3/1/2025 (a).........    5,000,000      5,336,200
Hawaii, State Highway Revenue
  Series B 5.00%, 7/1/2015 (a)..........    1,285,000      1,467,457
Honolulu, HI, City & County General
  Obligation
  Series A 5.00%, 7/1/2029 (a)..........    1,500,000      1,592,385
                                                        ------------
                                                          10,846,255
                                                        ------------
ILLINOIS -- 3.1%
Chicago, IL, General Obligation:
  Series A 5.00%, 1/1/2015 (a)..........      900,000      1,006,272
  Series B 5.00%, 1/1/2022 (a)..........    1,000,000      1,062,780
  Series A 5.25%, 1/1/2037..............    5,000,000      5,199,300
Chicago, IL, Metropolitan Water
  Reclamation District:
  Series A 5.00%, 12/1/2020.............    1,000,000      1,144,830




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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
  Series C 5.25%, 12/1/2032.............  $ 5,000,000   $  5,746,250
Chicago, IL, O'Hare International
  Airport Revenue
  Series A 5.00%, 1/1/2038 (a)..........    1,500,000      1,510,410
Chicago, IL, Water Revenue
  5.25%, 11/1/2038......................    2,500,000      2,578,200
Illinois, Finance Authority Revenue,
  University of Chicago
  Series B 6.25%, 7/1/2038..............    5,000,000      5,574,400
Kendall, Kane, & Will Counties, IL,
  School District No. 308, General
  Obligation
  Zero Coupon, 2/1/2022 (a).............    5,000,000      2,792,350
Southwestern, IL, Development Authority
  Revenue
  Zero Coupon, 12/1/2021 (a)............    1,125,000        645,829
                                                        ------------
                                                          27,260,621
                                                        ------------
INDIANA -- 1.7%
Indiana, State Finance Authority,
  Highway Revenue:
  Series A 4.50%, 12/1/2020 (a).........    1,000,000      1,043,750
  Series A 4.50%, 6/1/2027 (a)..........    9,000,000      9,076,770
Indiana, State Finance Authority, Lease
  Revenue
  Series A-1 5.00%, 11/1/2015...........    3,000,000      3,331,560
Indiana, State Finance Authority, State
  Revolving Fund Program Revenue
  Series B 5.00%, 2/1/2018..............    1,535,000      1,734,105
                                                        ------------
                                                          15,186,185
                                                        ------------
KANSAS -- 0.2%
Kansas, State Department of
  Transportation, Highway Revenue
  Series A 5.00%, 9/1/2011..............    2,000,000      2,122,140
                                                        ------------
KENTUCKY -- 0.5%
Kentucky, State Property & Buildings
  Commission
  5.00%, 8/1/2013 (a)...................    1,000,000      1,108,780
Kentucky, State Turnpike Authority,
  Economic Development Road Revenue
  5.00%, 7/1/2025 (a)...................    1,500,000      1,577,370
Kentucky, State Turnpike Authority,
  Economic Recovery
  Series B 4.50%, 7/1/2023..............    1,285,000      1,334,460
                                                        ------------
                                                           4,020,610
                                                        ------------
LOUISIANA -- 0.6%
Louisiana, State Gas & Fuels Tax Revenue
  Series A 5.00%, 5/1/2031 (a)..........    5,365,000      5,546,230
                                                        ------------
MARYLAND -- 2.4%
Howard County, MD, General Obligation
  Series B 5.00%, 8/15/2017.............    4,745,000      5,516,869
Maryland, State Department of
  Transportation, Highway Revenue:
  5.00%, 2/15/2015......................    1,500,000      1,712,550
  5.00%, 2/15/2017......................    1,925,000      2,203,028
Maryland, State General Obligation:
  5.00%, 8/1/2012.......................    1,250,000      1,368,275
  Series C 5.00%, 3/1/2017..............    2,900,000      3,351,008
  Series A 5.25%, 2/15/2013.............    1,000,000      1,115,850
Montgomery County, MD, General
  Obligation:
  Series A 5.00%, 9/1/2015..............    3,430,000      3,878,541
  Series A 5.00%, 7/1/2016..............    1,500,000      1,735,875
                                                        ------------
                                                          20,881,996
                                                        ------------
MASSACHUSETTS -- 5.1%
Massachusetts, Bay Transportation
  Authority, Revenue
  Series A 5.00%, 7/1/2029..............    3,000,000      3,425,340
Massachusetts, Bay Transportation
  Authority, Sales Tax Revenue:
  Series A 5.00%, 7/1/2021..............    1,000,000      1,139,310
  Series B 5.50%, 7/1/2027 (a)..........    1,200,000      1,424,196
Massachusetts, School Building
  Authority:
  Series A 5.00%, 8/15/2024 (a).........    1,000,000      1,071,660
  Series A 5.00%, 8/15/2026 (a).........    3,000,000      3,202,890
  Series A 5.00%, 8/15/2030 (a).........    2,700,000      2,802,546
Massachusetts, State Construction Loan
  Series B 5.00%, 8/1/2015..............    1,310,000      1,498,103
Massachusetts, State General Obligation:
  Series A 5.25%, 8/1/2019..............      900,000      1,039,770
  Series B 5.25%, 9/1/2024 (a)..........    5,000,000      5,828,600
  Series C 5.50%, 12/1/2022 (a).........   11,000,000     13,145,770
Massachusetts, State Health &
  Educational Facilities Authority,
  Revenue
  Series A 5.50%, 11/15/2036............    2,000,000      2,221,200
Massachusetts, State Water Pollution
  Abatement Trust
  5.25%, 8/1/2033.......................    2,000,000      2,336,480
Massachusetts, State Water Resources
  Authority
  Series A 5.13%, 8/1/2026 (a)..........    5,000,000      5,255,250
                                                        ------------
                                                          44,391,115
                                                        ------------
MICHIGAN -- 0.6%
Michigan, Municipal Bond Authority
  Revenue:
  5.00%, 10/1/2022......................    1,700,000      1,850,926
  5.00%, 10/1/2029......................    2,905,000      3,133,711
                                                        ------------
                                                           4,984,637
                                                        ------------
MINNESOTA -- 0.7%
Minnesota, State General Obligation:
  5.00%, 6/1/2015.......................    1,820,000      2,099,516
  5.00%, 11/1/2016......................    1,820,000      2,108,379
  5.00%, 6/1/2018.......................    1,940,000      2,194,838
                                                        ------------
                                                           6,402,733
                                                        ------------
MISSISSIPPI -- 0.1%
Mississippi, State General Obligation
  Series B 5.00%, 12/1/2013.............    1,000,000      1,126,220
                                                        ------------




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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
MISSOURI -- 1.9%
Missouri, State Highways & Transit
  Commission, State Road Revenue, First
  Lien
  Series B 5.00%, 5/1/2024..............  $10,000,000   $ 10,968,200
Missouri, State Highways & Transit
  Commission, State Road Revenue,
  Second Lien:
  5.25%, 5/1/2019.......................    4,000,000      4,569,400
  5.25%, 5/1/2020.......................    1,000,000      1,137,570
                                                        ------------
                                                          16,675,170
                                                        ------------
MONTANA -- 0.3%
Montana, State Department of
  Transportation, Revenue
  5.00%, 6/1/2015 (a)...................    2,130,000      2,417,869
                                                        ------------
NEBRASKA -- 0.6%
Omaha, NE, Public Power District
  Series A 5.00%, 2/1/2039..............    5,000,000      5,125,300
                                                        ------------
NEVADA -- 2.6%
Clark County, NV, General Obligation:
  4.50%, 6/1/2018 (a)...................    1,475,000      1,546,788
  4.75%, 6/1/2025 (a)...................    1,735,000      1,772,025
  5.00%, 11/1/2020 (a)..................    1,000,000      1,071,560
Clark County, NV, School District,
  General Obligation:
  Series B 4.50%, 6/15/2016 (a).........    1,010,000      1,096,769
  Series D 5.00%, 6/15/2017 (a).........    4,815,000      5,286,389
Las Vegas Valley, NV, Water District,
  General Obligation
  Series B 5.00%, 6/1/2015..............    1,500,000      1,671,750
Nevada, State General Obligation
  Series F 5.00%, 12/1/2021 (a).........    8,725,000      9,135,511
Nevada, State Highway Improvement
  Revenue
  5.00%, 12/1/2017 (a)..................    1,000,000      1,105,790
                                                        ------------
                                                          22,686,582
                                                        ------------
NEW JERSEY -- 2.0%
New Jersey, Recreational Facility
  Improvements Revenue
  Series A 5.80%, 11/1/2018 (a).........    1,000,000      1,161,530
New Jersey, State Educational Facilities
  Authority Revenue, Higher Education
  Capital Improvement
  Series A 5.00%, 9/1/2018 (a)..........      735,000        783,973
New Jersey, State General Obligation
  5.00%, 6/1/2019.......................    9,565,000     10,840,110
New Jersey, State Higher Education
  Assistance Authority Revenue
  Series 1A 5.00%, 12/1/2017............    1,410,000      1,507,854
New Jersey, State Transportation Trust
  Fund Authority
  Series C Zero Coupon, 12/15/2029 (a)..    2,585,000        851,112
New Jersey, State Transportation Trust
  Fund Authority (Escrow to Maturity)
  Series A 5.25%, 6/15/2012 (a).........    1,305,000      1,428,505
New Jersey, State Turnpike Authority
  Series A 5.25%, 1/1/2027 (a)..........    1,000,000      1,133,000
                                                        ------------
                                                          17,706,084
                                                        ------------
NEW MEXICO -- 1.0%
Albuquerque, NM, Municipal School
  District, General Obligation
  Series A 4.00%, 8/1/2022..............    6,650,000      6,826,890
New Mexico, Severance Tax
  Series A-1 4.00%, 7/1/2014............    2,000,000      2,140,940
                                                        ------------
                                                           8,967,830
                                                        ------------
NEW YORK -- 15.9%
Erie County, NY, Industrial Development
  Agency Revenue:
  Series A 5.75%, 5/1/2019 (a)..........    1,500,000      1,717,290
  Series A 5.75%, 5/1/2021 (a)..........    3,000,000      3,343,860
Nassau County, NY, Sewer & Storm Water
  Finance Authority System, Revenue
  Series A 5.38%, 11/1/2028.............    1,275,000      1,408,888
New York & New Jersey, Port Authority
  Revenue:
  156th Series 4.75%, 11/1/2036.........    7,000,000      7,061,390
  144th Series 5.00%, 10/1/2028.........    3,000,000      3,183,960
  144th Series 5.00%, 12/1/2029.........    1,500,000      1,582,095
New York, NY, City Municipal Water
  Finance Authority:
  Series DD 4.50%, 6/15/2038............    2,310,000      2,269,991
  Series DD 4.63%, 6/15/2031............    1,030,000      1,040,784
  Series C 4.75%, 6/15/2033 (a).........    5,000,000      5,047,750
  Series C 4.75%, 6/15/2033.............    1,000,000      1,009,550
  Series C 5.00%, 6/15/2035.............    2,320,000      2,404,054
  Series A 5.00%, 6/15/2038.............    1,000,000      1,029,750
  Series D 5.00%, 6/15/2038.............    1,000,000      1,027,050
New York, NY, City Transitional Finance
  Authority:
  Series D-1 5.00%, 11/1/2013...........    1,500,000      1,684,575
  Series B 5.00%, 11/1/2014.............    1,050,000      1,196,244
  Series A-2 5.00%, 11/1/2017...........    4,500,000      5,012,055
  Series C-1 5.00%, 11/1/2020...........      900,000        996,003
  Series B 5.00%, 8/1/2021..............    2,725,000      2,946,951
  Series B 5.00%, 11/1/2026.............   10,000,000     10,718,300
New York, NY, General Obligation:
  Series C-1 5.00%, 10/1/2012...........    1,400,000      1,523,802
  Series C 5.00%, 8/1/2015..............    5,000,000      5,634,750
  Series C 5.00%, 11/15/2016............    5,000,000      5,734,000
  Series B-1 5.25%, 9/1/2023............    7,180,000      7,857,792
New York, NY, Triborough Bridge & Tunnel
  Authority Revenue:
  Series A-2 5.00%, 11/15/2029..........   12,620,000     13,305,140
  Series B 5.25%, 8/1/2015..............    2,000,000      2,239,460
New York, State Dormitory Authority
  Revenue, State Supported Debt
  Series A 5.00%, 7/1/2038..............    3,350,000      3,461,655
New York, State Dormitory Authority,
  State Income Tax Revenue:
  Series D 5.00%, 3/15/2016.............    1,800,000      2,034,270
  Series B 5.00%, 3/15/2028.............    5,000,000      5,345,500




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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
New York, State Environmental
  Facilities Corp.:
  Series A 4.50%, 6/15/2036.............  $ 1,500,000   $  1,507,230
  Series A 5.13%, 6/15/2038.............    1,000,000      1,065,160
New York, State Housing Finance Agency,
  Personal Income Tax Revenue
  Series A 5.00%, 3/15/2039.............    2,000,000      2,084,860
New York, State Local Government
  Assistance Corp.
  Series A 5.00%, 4/1/2020..............    3,000,000      3,355,470
New York, State Thruway Authority
  Series G 4.75%, 1/1/2030 (a)..........      920,000        924,168
New York, State Thruway Authority,
  Highway & Bridge Revenue:
  Series B 5.00%, 4/1/2014 (a)..........    2,000,000      2,248,380
  Series B 5.00%, 4/1/2021 (a)..........    3,000,000      3,213,570
New York, State Thruway Authority,
  Personal Income Tax Revenue:
  Series A 5.00%, 3/15/2028.............    2,000,000      2,124,360
  Series A 5.00%, 3/15/2029.............    2,000,000      2,127,400
New York, State Thruway Authority,
  Second General Highway & Bridge
  Trust Fund:
  Series B 5.00%, 4/1/2019..............    5,400,000      6,053,400
  Series A 5.00%, 4/1/2020 (a)..........    3,000,000      3,224,340
  Series A 5.00%, 4/1/2021..............      500,000        546,030
New York, State Urban Development Corp.,
  Revenue:
  Series B 3.63%, 3/15/2012.............      710,000        745,748
  Series A-1 5.00%, 12/15/2016..........    2,000,000      2,290,360
  Series B 5.00%, 3/15/2020.............    3,000,000      3,290,640
  Series A-1 5.00%, 12/15/2022 (a)......    1,000,000      1,081,040
  Series B-1 5.00%, 3/15/2036...........    1,000,000      1,045,440
                                                        ------------
                                                         138,744,505
                                                        ------------
NORTH CAROLINA -- 2.3%
Charlotte, NC, Water & Sewer System
  Revenue
  5.00%, 7/1/2038.......................    3,000,000      3,156,930
Mecklenburg County, NC, General
  Obligation:
  Series A 4.00%, 8/1/2015..............    3,135,000      3,478,251
  Series A 5.00%, 8/1/2015..............    1,000,000      1,159,960
North Carolina, Infrastructure Finance
  Corp., Certificates of Participation
  Series A 5.00%, 2/1/2020 (a)..........    1,275,000      1,394,927
North Carolina, State Capital
  Improvement Obligation
  Series A 4.50%, 5/1/2026..............    4,500,000      4,666,140
North Carolina, State General Obligation
  Series B 5.00%, 4/1/2016..............    2,000,000      2,308,840
University of North Carolina, Chapel
  Hill
  5.00%, 12/1/2031......................    3,640,000      3,877,728
                                                        ------------
                                                          20,042,776
                                                        ------------
OHIO -- 1.2%
Columbus, OH, General Obligation
  Series A 5.00%, 9/1/2018..............    1,500,000      1,699,920
Ohio, State Common Schools, General
  Obligation
  Series C 5.00%, 9/15/2015.............    5,000,000      5,730,800
Ohio, University of Akron, General
  Receipts:
  Series A 5.00%, 1/1/2033 (a)..........    1,000,000      1,025,070
  Series B 5.25%, 1/1/2023 (a)..........    1,970,000      2,137,785
                                                        ------------
                                                          10,593,575
                                                        ------------
OREGON -- 0.8%
Oregon, State Department of
  Transportation Revenue:
  Series C 5.00%, 11/15/2015............    1,500,000      1,733,280
  Series A 5.00%, 11/15/2033............    1,500,000      1,588,815
Portland, OR, Sewer System Revenue
  Series A 5.00%, 6/1/2015 (a)..........    1,730,000      1,978,307
Salem-Keizer, OR, School District No.
  24J, General Obligation
  Series B Zero Coupon, 6/15/2021.......    2,010,000      1,237,677
                                                        ------------
                                                           6,538,079
                                                        ------------
PENNSYLVANIA -- 2.9%
Central Bucks, PA, School District
  5.00%, 5/15/2023......................    2,500,000      2,766,375
Pennsylvania, Commonwealth Financing
  Authority, Revenue
  Series A 5.00%, 6/1/2025 (a)..........    1,925,000      2,033,281
Pennsylvania, State General Obligation:
  Series A 4.50%, 11/1/2021.............    1,390,000      1,490,302
  Series A 5.00%, 11/1/2013.............    1,000,000      1,126,020
  5.00%, 3/15/2015......................    4,750,000      5,436,518
  5.00%, 5/15/2015......................    1,000,000      1,147,590
  5.00%, 7/1/2015.......................    5,000,000      5,747,400
  5.00%, 4/15/2021......................    5,000,000      5,633,800
                                                        ------------
                                                          25,381,286
                                                        ------------
RHODE ISLAND -- 0.5%
Rhode Island, State & Providence
  Plantations, Consolidated Capital
  Development:
  Series E 4.70%, 11/1/2025.............    3,000,000      3,117,510
  Series C 5.00%, 11/15/2025 (a)........    1,000,000      1,065,300
                                                        ------------
                                                           4,182,810
                                                        ------------
SOUTH CAROLINA -- 0.8%
Charleston County, SC, Sales Tax Revenue
  5.00%, 11/1/2018......................    2,000,000      2,283,560
South Carolina, State Public Service
  Authority:
  Series C 5.00%, 1/1/2016 (a)..........    1,275,000      1,444,307
  Series E 5.00%, 1/1/2017..............    2,500,000      2,833,775
                                                        ------------
                                                           6,561,642
                                                        ------------
TENNESSEE -- 1.5%
Chattanooga, TN, Electric Revenue
  Series A 5.00%, 9/1/2027..............    5,950,000      6,412,196

SPDR NUVEEN BARCLAYS CAPITAL MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
Memphis, TN, Electric System Revenue
  5.00%, 12/1/2018......................  $ 1,500,000   $  1,720,920
Nashville & Davidson County, TN, Health
  & Educational Facilities Board
  Revenue:
  Series A 5.00%, 10/1/2013.............    2,000,000      2,253,600
  Series B 5.00%, 10/1/2039.............    1,000,000      1,058,050
Shelby County, TN, General Obligation
  5.00%, 4/1/2019.......................    1,080,000      1,234,397
                                                        ------------
                                                          12,679,163
                                                        ------------
TEXAS -- 12.1%
Austin, TX, Electrical Utilities System
  Revenue
  5.00%, 11/15/2035 (a).................    5,100,000      5,209,038
Cypress-Fairbanks, TX, Independant
  School District
  5.00%, 2/15/2023 (a)..................    5,000,000      5,413,200
Dallas, TX, Area Rapid Transit, Sales
  Tax Revenue:
  4.50%, 12/1/2027 (a)..................    6,500,000      6,581,705
  Series A 5.00%, 12/1/2015.............    6,785,000      7,731,372
Dallas, TX, General Obligation:
  4.75%, 2/15/2026......................    1,500,000      1,547,145
  5.00%, 2/15/2024......................    2,055,000      2,161,511
  5.00%, 2/15/2027......................    1,750,000      1,868,143
Denton, TX, Independant School District,
  General Obligation
  5.00%, 8/15/2028 (a)..................    1,000,000      1,066,430
Harris County, TX, General Obligation
  Series A 5.25%, 10/1/2017.............    2,350,000      2,711,054
Harris County, TX, Road Revenue
  Series B 5.25%, 8/15/2047.............    3,000,000      3,112,770
Houston, TX, Airport System Revenue,
  Senior Lien
  Series A 5.50%, 7/1/2034..............    1,850,000      1,944,812
Houston, TX, Public Improvement:
  Series D 5.00%, 3/1/2017 (a)..........    5,000,000      5,583,000
  Series B 5.00%, 3/1/2023 (a)..........    4,000,000      4,330,800
Houston, TX, Utility System Revenue:
  Series A 5.25%, 11/15/2017 (a)........      900,000      1,017,198
  Series A 5.25%, 11/15/2031 (a)........    4,600,000      5,009,492
Hurst-Euless-Bedford, TX, Independent
  School District, General Obligation
  5.00%, 8/15/2021......................    2,500,000      2,793,400
La Joya, TX, Independent School District
  5.00%, 2/15/2034 (a)..................    3,300,000      3,456,981
Prosper, TX, Independent School District
  5.00%, 2/15/2038 (a)..................    1,000,000      1,033,340
Texas, State General Obligation:
  Series B 4.25%, 8/1/2026..............    5,000,000      5,076,850
  4.75%, 4/1/2036.......................    1,000,000      1,009,850
  Series A 5.00%, 10/1/2014.............    3,795,000      4,335,484
  5.00%, 4/1/2029.......................    3,000,000      3,182,280
Texas, State Transportation Commission:
  Series A 4.50%, 4/1/2030 (a)..........    3,000,000      3,035,850
  5.00%, 4/1/2019.......................    5,000,000      5,589,250
  Series A 5.00%, 4/1/2020..............    1,000,000      1,097,920
  5.00%, 4/1/2024.......................    4,125,000      4,473,604
  5.00%, 4/1/2026.......................    2,555,000      2,719,184
Texas, State Water Development Board,
  Revenue, Sub Lien, A-1
  5.00%, 7/15/2015......................    5,620,000      6,429,617
University of Texas:
  Series F 4.75%, 8/15/2026.............    1,890,000      2,000,943
  Series D 5.00%, 8/15/2018.............    1,675,000      1,883,420
Williamson County, TX, General
  Obligation
  5.25%, 2/15/2018 (a)..................    2,000,000      2,289,000
                                                        ------------
                                                         105,694,643
                                                        ------------
UTAH -- 1.0%
Utah, Transport Authority Sales Tax
  Revenue:
  Series A 5.00%, 6/15/2028.............    4,410,000      4,743,925
  Series A 5.00%, 6/15/2036 (a).........    3,850,000      4,028,756
                                                        ------------
                                                           8,772,681
                                                        ------------
VIRGINIA -- 2.3%
Fairfax County, VA, General Obligation:
  Series A 4.00%, 4/1/2011..............    1,675,000      1,735,300
  Series A 4.00%, 4/1/2020..............    1,000,000      1,031,980
Virginia, State Public Building
  Authority, Public Facilities Revenue:
  Series B 5.00%, 8/1/2017..............    3,000,000      3,451,080
  Series B 5.25%, 8/1/2027..............    2,000,000      2,209,580
Virginia, State Public School Authority,
  Revenue
  Series B 5.25%, 8/1/2014..............    4,300,000      4,940,786
Virginia, State Resources Authority,
  Revenue
  Series B 5.00%, 11/1/2028.............    3,540,000      3,886,141
Virginia, Upper Occoquan Sewage
  Authority, Regional Sewage Revenue
  5.00%, 7/1/2022 (a)...................    2,500,000      2,708,975
                                                        ------------
                                                          19,963,842
                                                        ------------
WASHINGTON -- 3.8%
Central Puget Sound, WA, Regional
  Transit Authority, Sales & Use Tax
  Revenue:
  Series A 5.00%, 11/1/2032 (a).........    3,000,000      3,130,440
  Series A 5.00%, 11/1/2036.............    2,000,000      2,067,380
Energy Northwest, WA, Electric Revenue:
  Series A 5.00%, 7/1/2014..............    1,000,000      1,129,930
  Series A 5.50%, 7/1/2012 (a)..........    1,200,000      1,317,972
King County, WA, School District,
  General Obligation
  Series A 4.00%, 6/1/2011..............    1,250,000      1,300,075
Pierce County, WA, School District No. 3
  5.00%, 12/1/2017 (a)..................      800,000        887,864
Seattle, WA, Municipal Light & Power
  Revenue
  5.50%, 4/1/2022.......................    1,435,000      1,627,419

SPDR NUVEEN BARCLAYS CAPITAL MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----
Snohomish County, WA, School District
  No. 201
  5.25%, 12/1/2024......................  $ 3,225,000   $  3,584,523
Washington, State General Obligation:
  Series C 4.25%, 1/1/2013..............    1,000,000      1,080,990
  Series C 5.00%, 1/1/2021 (a)..........    2,100,000      2,290,092
  Series A 5.00%, 7/1/2023..............      900,000        975,411
  Series D 5.00%, 1/1/2027..............    8,945,000      9,571,418
  Series A 5.00%, 7/1/2027 (a)..........    1,000,000      1,062,020
  Series A 5.00%, 7/1/2032..............    2,000,000      2,088,660
Washington, State Variable Purposes
  Series C 5.00%, 2/1/2016..............    1,215,000      1,384,165
                                                        ------------
                                                          33,498,359
                                                        ------------
WISCONSIN -- 1.7%
Milwaukee, WI, General Obligation,
  Promisory Notes
  Series N1 5.00%, 2/1/2019.............   11,020,000     12,569,632
Wisconsin, State General Obligation
  Series C 5.00%, 5/1/2014..............    2,000,000      2,246,680
                                                        ------------
                                                          14,816,312
                                                        ------------
TOTAL MUNICIPAL BONDS AND NOTES --
  (Cost $830,568,719)...................                 856,225,713
                                                        ------------

                                             SHARES
                                             ------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
State Street Institutional Tax Free
  Money Market Fund (b)(c)
  (Cost $1,332,724).....................    1,332,724      1,332,724
                                                        ------------
TOTAL INVESTMENTS -- 98.4% (D)
  (Cost $831,901,443)...................                 857,558,437
OTHER ASSETS AND LIABILITIES -- 1.6%....                  14,338,750
                                                        ------------
NET ASSETS -- 100.0%....................                $871,897,187
                                                        ============





(a)  Bond is insured by one of these companies:




                                                             AS A % OF
      INSURANCE COVERAGE                                    NET ASSETS
      ------------------                                    ----------
      Assured Guaranty Municipal Corp. ..................      17.79%
      National Public Finance Guarantee Corp. ...........       6.71%
      Ambac Financial Group..............................       3.86%
      Public School Fund Guaranteed......................       1.26%
      Assured Guaranty Corp. ............................       0.82%
      XL Capital Assurance, Inc. ........................       0.58%
      Financial Guaranty Insurance Co. ..................       0.16%




(b)  Affiliated Fund managed by SSgA Funds Management,
     Inc. (See accompanying Notes to Schedules of
     Investments.)
(c) Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)
(d) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to
     Schedules of Investments.)


Escrow to Maturity = Bonds bearing this description are collateralized usually by the U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Pre-refunded = Bonds which are pre-refunded are collateralized usually by U.S.
     Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPDR NUVEEN BARCLAYS CAPITAL CALIFORNIA MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------



                                           PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT        VALUE
--------------------                       ---------      -----
MUNICIPAL BONDS AND NOTES -- 98.4%
CALIFORNIA -- 98.4%
Alameda County, CA, Joint Powers
  Authority, Lease Revenue
  5.00%, 12/1/2034 (a)..................  $1,000,000   $ 1,012,620
Anaheim, CA, Public Financing Authority,
  Revenue
  4.50%, 10/1/2037 (a)..................   1,000,000       905,110
Azusa, CA, Public Financing Authority,
  Revenue
  5.00%, 7/1/2039 (a)...................     800,000       801,752
Bakersfield, CA, Certificates of
  Participation
  Zero Coupon, 4/15/2021................   1,000,000       628,300
Bakersfield, CA, Wastewater Revenue
  Series A 5.00%, 9/15/2032 (a).........     300,000       302,400
California, Infrastructure & Economic
  Development Bank Revenue, Lien A (Pre-
  refunded)
  5.00%, 7/1/2036 (a)...................     175,000       201,689
California, Pollution Control Financing
  Authority, Environmental Improvement
  Revenue
  2.60%, 12/1/2046......................     200,000       202,498
California, State Department of Water
  Resources:
  Series AE 5.00%, 12/1/2022............   1,000,000     1,110,790
  5.00%, 12/1/2026......................     760,000       825,056
California, State Public Works Board,
  Lease Revenue:
  Series D 5.00%, 5/1/2025..............     500,000       519,005
  Series C 5.00%, 4/1/2030..............     850,000       859,333
  Series L 5.25%, 11/1/2028 (a).........     500,000       518,025
Chabot-Las Positas Community College
  District, CA, Election of 2004
  Series B Zero Coupon, 8/1/2024 (a)....   1,400,000       611,408
Chaffey Community College District, CA,
  Election of 2002
  Series C 5.00%, 6/1/2032 (a)..........   1,000,000     1,010,720
Coast Community College District, CA,
  Election of 2002
  Series B 5.00%, 8/1/2023 (a)..........     800,000       857,624
Desert Community College District, CA
  Series C 5.00%, 8/1/2037 (a)..........     300,000       301,074
Eastern Municipal Water District, CA,
  Water & Sewer Revenue
  Series H 5.00%, 7/1/2035..............   1,000,000     1,020,910
El Dorado, CA, Irrigation District,
  Certificates of Participation
  Series A 6.25%, 8/1/2029 (a)..........   1,200,000     1,289,796
Foothill-De Anza, CA, Community College
  District, General Obligation
  Series B 5.00%, 8/1/2027 (a)..........   1,000,000     1,047,340
Grossmont, CA, Union High School
  District, Election of 2004
  5.00%, 8/1/2033.......................   1,780,000     1,790,716
Los Altos, CA, School District
  5.00%, 8/1/2018 (a)...................     780,000       872,017
Los Angeles County, CA, Metropolitan
  Transportation Authority, Sales Tax
  Revenue
  5.00%, 7/1/2026.......................   2,500,000     2,687,325
Los Angeles County, CA, Public Works
  Financing Authority Revenue:
  5.00%, 10/1/2012 (a)..................     290,000       317,588
  5.00%, 10/1/2015 (a)..................   1,000,000     1,145,070
Los Angeles, CA, Community College
  District:
  5.00%, 8/1/2026.......................     100,000       104,704
  Series A 5.00%, 8/1/2032 (a)..........   1,000,000     1,014,000
Los Angeles, CA, Department of Airports
  Revenue
  Series A 5.00%, 5/15/2021.............   1,000,000     1,091,620
Los Angeles, CA, Harbor Department
  Revenue:
  Series A 5.00%, 8/1/2029..............   1,515,000     1,580,251
  Series C 5.25%, 8/1/2023..............     700,000       766,906
Los Angeles, CA, Municipal Improvement
  Corp., Lease Revenue
  Series A 4.50%, 1/1/2037 (a)..........     205,000       176,952
Los Angeles, CA, Unified School
  District:
  Series A-1 4.50%, 1/1/2028 (a)........   2,000,000     1,887,100
  Series F 5.00%, 1/1/2034..............   1,000,000     1,010,990
Los Angeles, CA, Wastewater System
  Revenue
  Series A 5.00%, 6/1/2029..............     485,000       516,864
Los Angeles, CA, Water & Power Revenue
  Series A-1 5.00%, 7/1/2023 (a)........     400,000       431,144
Los Angeles, CA, Water Utility, General
  Obligation
  Series A 4.00%, 9/1/2018..............   1,000,000     1,047,980
Marin, CA, Community College District
  Election of 2004
  Series B 4.75%, 8/1/2034..............   1,000,000       978,750
Metropolitan Water District of Southern
  California:
  Series C 5.00%, 7/1/2029..............     370,000       388,552
  Series A 5.00%, 1/1/2031..............   1,000,000     1,057,180
North Orange County, CA, Community
  College District
  5.00%, 8/1/2015 (a)...................   1,000,000     1,152,280
Pasadena, CA, Unified School District
  5.00%, 11/1/2019 (a)..................     235,000       256,065
Redding, CA, Electric System Revenue,
  Certificates of Participation
  Series A 5.00%, 6/1/2030 (a)..........     555,000       557,176
Riverside, CA, Electric Revenue
  Series D 5.00%, 10/1/2027 (a).........     835,000       867,757
Sacramento County, CA, Sanitation
  District Financing Authority Revenue
  Series A 5.25%, 12/1/2022 (a).........     535,000       599,173
Sacramento, CA, Municipal Utility
  District, Electric Revenue:
  5.00%, 8/15/2022 (a)..................     550,000       593,587
  Series U 5.00%, 8/15/2023 (a).........   1,000,000     1,073,340

SPDR NUVEEN BARCLAYS CAPITAL CALIFORNIA MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT        VALUE
--------------------                       ---------      -----
San Bernardino, CA, Community College
  District:
  Series B Zero Coupon, 8/1/2028........  $1,050,000   $   348,001
  Series D Zero Coupon, 8/1/2032........   2,290,000       562,516
  Series C 5.00%, 8/1/2031 (a)..........     900,000       918,999
San Diego County, CA, Water Authority
  Revenue
  Series 2008-A 5.00%, 5/1/2015 (a).....     200,000       227,338
San Diego, CA, Community College
  District
  5.00%, 8/1/2032 (a)...................   1,000,000     1,020,190
San Diego, CA, Unified School District
  Election of 1998:
  Series G-1 4.50%, 7/1/2029 (a)........   1,000,000       983,500
  Series F-1 4.50%, 7/1/2029 (a)........     700,000       688,450
  Series D-2 4.75%, 7/1/2026 (a)........     710,000       724,328
San Francisco, CA, Bay Area Rapid
  Transit District
  Series B 5.00%, 8/1/2022..............     500,000       548,710
San Francisco, CA, Bay Area Toll
  Authority, Toll Bridge Revenue:
  Series F 5.00%, 4/1/2025..............     800,000       842,208
  Series F 5.00%, 4/1/2031..............     500,000       514,045
San Francisco, CA, City & County Public
  Utilities Commission, Water Revenue:
  Series A 4.50%, 11/1/2031 (a).........     500,000       492,520
  Series A 4.75%, 11/1/2036 (a).........   1,500,000     1,473,285
San Francisco, CA, City & County Unified
  School District Election of 2006
  Series B 5.25%, 6/15/2022.............     800,000       877,528
San Jose, CA, Unified School District
  Santa Clara County Election of 2002:
  Series C 5.00%, 8/1/2024 (a)..........     300,000       319,521
  Series C 5.25%, 8/1/2019 (a)..........   1,000,000     1,107,960
San Juan, CA, Public Power Agency
  Project Revenue
  Series L 5.00%, 7/1/2022 (a)..........     100,000       107,461
San Mateo County, CA, Community College
  District
  Series B 5.00%, 9/1/2031..............     315,000       323,486
San Mateo, CA, Union High School
  District
  Series C Zero Coupon, 9/1/2027 (a)....   2,535,000       982,718
San Ramon Valley, CA, Unified School
  District Election of 2002
  5.00%, 8/1/2025 (a)...................     750,000       791,475
Santa Clara County, CA, Financing
  Authority, Lease Revenue:
  Series L 5.00%, 5/15/2028.............     500,000       514,750
  Series L 5.25%, 5/15/2036.............   1,000,000     1,021,790
Santa Clara Valley, CA, Transportation
  Authority, Sales Tax Revenue
  Series A 5.00%, 4/1/2036 (a)..........     500,000       508,245
Santa Clara Valley, CA, Water District,
  Certificates of Participation
  Series A 5.00%, 6/1/2037 (a)..........     500,000       507,780
Santa Clarita, CA, Union High School
  District, General Obligation, Election
  of 2001
  Series B Zero Coupon, 9/1/2028 (a)....   1,500,000       464,055
Sequoia, CA, Union High School District
  Election of 2008
  Series A 5.00%, 7/1/2032..............   1,000,000     1,029,170
Stanford University, Educational
  Facilities Authority Revenue
  Series T-4 5.00%, 3/15/2014...........     450,000       510,984
State of California
  5.00%, 8/1/2023 (a)...................     325,000       336,947
University of California, Revenue:
  Series J 4.50%, 5/15/2035 (a).........   1,000,000       957,860
  Series K 5.00%, 5/15/2020 (a).........     250,000       270,830
  Series Q 5.25%, 5/15/2023.............   1,000,000     1,106,410
University of Southern California,
  Educational Facilities Authority,
  Revenue:
  Series A 4.50%, 10/1/2033.............     700,000       684,110
  Series A 4.75%, 10/1/2037.............   1,740,000     1,716,319
                                                       -----------
TOTAL MUNICIPAL BONDS AND NOTES --
  (Cost $60,180,219)....................                61,474,026
                                                       -----------

                                            SHARES
                                            ------
SHORT TERM INVESTMENTS -- 0.4%
MONEY MARKET FUND -- 0.4%
State Street Institutional Tax Free
  Money Market Fund (b)(c)
  (Cost $228,286).......................     228,286       228,286
                                                       -----------
TOTAL INVESTMENTS -- 98.8% (D)
  (Cost $60,408,505)....................                61,702,312
OTHER ASSETS AND
  LIABILITIES -- 1.2%...................                   776,562
                                                       -----------
NET ASSETS -- 100.0%....................               $62,478,874
                                                       ===========





(a)  Bond is insured by one of these companies:




                                                             AS A % OF
      INSURANCE COVERAGE                                    NET ASSETS
      ------------------                                    ----------
      Assured Guaranty Municipal Corp. ..................      26.38%
      National Public Finance Guarantee Corp. ...........      18.00%
      Ambac Financial Group..............................       5.88%
      Assured Guaranty Corp. ............................       2.06%




(b)  Affiliated Fund managed by SSgA Funds Management,
     Inc. (See accompanying Notes to Schedules of
     Investments.)
(c) Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)
(d) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to
     Schedules of Investments.)


Pre-refunded = Bonds which are pre-refunded are collateralized usually by U.S.
     Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPDR NUVEEN BARCLAYS CAPITAL NEW YORK MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------



                                           PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT        VALUE
--------------------                       ---------      -----
MUNICIPAL BONDS AND NOTES -- 98.1%
NEW YORK -- 95.4%
Battery Park City Authority, NY, Revenue
  Series A 5.25%, 11/1/2021.............  $  100,000   $   110,269
Erie County, NY, Industrial Development
  Agency
  Series A 5.75%, 5/1/2024 (a)..........     500,000       550,170
Haverstraw-Stony Point Central, NY,
  School District, General Obligation
  3.00%, 10/15/2026 (a).................     810,000       671,085
Nassau County, NY, General Obligation:
  Series C 5.00%, 7/1/2015 (a)..........     500,000       566,485
  Series C 5.13%, 10/1/2035 (a).........     100,000       105,176
Nassau County, NY, Sewer & Storm Water
  Finance Authority System, Revenue
  Series A 5.38%, 11/1/2028.............     400,000       442,004
New York & New Jersey, Port Authority
  Revenue:
  4.50%, 9/15/2039......................     350,000       346,048
  5.00%, 7/15/2022......................     100,000       110,388
  144th Series 5.00%, 12/1/2029.........     400,000       421,892
New York City, NY, Cultural Resource
  Revenue, Museum of Modern Art
  Series A-1 5.00%, 4/1/2031............     300,000       314,364
New York, NY, City Transitional Finance
  Authority:
  Series B 5.00%, 11/1/2015.............     200,000       229,766
  Series A-1 5.00%, 11/1/2024...........     600,000       641,748
New York, NY, General Obligation:
  Series G 5.00%, 8/1/2025..............     385,000       404,585
  Series J-1 5.00%, 5/15/2036...........     425,000       437,193
New York, NY, Municipal Water Finance
  Authority:
  Series GG-2 5.00%, 6/15/2035..........     100,000       104,490
  Series DD 5.25%, 6/15/2024............     200,000       220,386
  Series A 5.63%, 6/15/2024.............     130,000       151,432
New York, Sales Tax Asset Receivables
  Corp.
  Series A 5.00%, 10/15/2020 (a)........     600,000       661,092
New York, State Dormitory Authority
  Revenue, Columbia University
  5.00%, 7/1/2038.......................     250,000       265,398
New York, State Dormitory Authority
  Revenue, Cornell University:
  Series A 5.00%, 7/1/2034..............     125,000       133,371
  Series A 5.00%, 7/1/2039..............     300,000       315,381
New York, State Dormitory Authority
  Revenue, Fordham University
  Series B 5.00%, 7/1/2033 (a)..........     500,000       514,585
New York, State Dormitory Authority
  Revenue, New York University
  Series A 5.00%, 7/1/2029..............     240,000       255,991
New York, State Dormitory Authority
  Revenue, Non State Supported Debt
  Series A 5.00%, 8/1/2014..............     210,000       237,054
New York, State Dormitory Authority
  Revenue, School Districts
  Series C 5.00%, 10/1/2031 (a).........     600,000       633,870
New York, State Dormitory Authority
  Revenue, State Supported Debt
  Series A 5.00%, 7/1/2038..............     650,000       671,664
New York, State Dormitory Authority,
  State Income Tax Revenue
  Series B 5.00%, 3/15/2028.............     260,000       277,966
New York, State Dormitory Authority,
  State Personal Income Tax Revenue:
  Series B 5.00%, 2/15/2018.............     125,000       141,914
  Series C 5.00%, 12/15/2020............     500,000       548,435
New York, State Environmental
  Facilities Corp.:
  Series A 4.50%, 6/15/2036.............     635,000       638,061
  Series A 5.25%, 12/15/2026............     200,000       220,040
New York, State General Obligation
  5.00%, 4/15/2015......................   1,000,000     1,146,350
New York, State Housing Finance Agency,
  Personal Income Tax Revenue
  Series A 5.00%, 3/15/2039.............     800,000       833,944
New York, State Local Government
  Assistance Corp.:
  Series C 5.00%, 4/1/2018..............     500,000       574,370
  Series A 5.00%, 4/1/2020..............     435,000       486,543
New York, State Municipal Bond Bank
  Agency
  Series C-1 5.00%, 2/15/2016 (a).......     200,000       220,094
New York, State Power Authority:
  Series A 4.50%, 11/15/2047 (a)........     700,000       697,452
  Series C 5.00%, 11/15/2020 (a)........     250,000       277,492
New York, State Thruway Authority,
  General Revenue
  Series B 5.00%, 4/1/2027..............     300,000       316,263
New York, State Thruway Authority,
  Second General Highway & Bridge Trust:
  Series B 5.00%, 4/1/2028..............     250,000       263,788
  Series B 5.00%, 4/1/2029..............     300,000       315,744
New York, State Urban Development Corp.
  Revenue
  Series A-1 5.00%, 12/15/2027..........     250,000       265,548
New York, State Urban Development Corp.,
  Revenue
  Series A-1 5.00%, 12/15/2022 (a)......     520,000       562,141
New York, Triborough Bridge & Tunnel
  Authority, Revenue:
  5.00%, 11/15/2027.....................     145,000       154,425
  5.00%, 11/15/2037.....................     750,000       780,375
Suffolk County, NY, General Obligation
  Series C 4.00%, 10/15/2028............     500,000       495,470
Westchester County, NY, General
  Obligation
  Series A 3.75%, 11/15/2012............     500,000       538,805
                                                       -----------
                                                        19,271,107
                                                       -----------

SPDR NUVEEN BARCLAYS CAPITAL NEW YORK MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT        VALUE
--------------------                       ---------      -----
PUERTO RICO -- 2.7%
Puerto Rico, Electric Power Authority
  Revenue
  Series UU 5.00%, 7/1/2016 (a).........  $  500,000   $   548,120
                                                       -----------
TOTAL MUNICIPAL BONDS AND NOTES --
  (Cost $19,230,697)....................                19,819,227
                                                       -----------

                                            SHARES
                                            ------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
State Street Institutional Tax Free
  Money Market Fund (b)(c)
  (Cost $61,198)........................      61,198        61,198
                                                       -----------
TOTAL INVESTMENTS -- 98.4% (D)
  (Cost $19,291,895)....................                19,880,425
OTHER ASSETS AND
  LIABILITIES -- 1.6%...................                   315,104
                                                       -----------
NET ASSETS -- 100.0%....................               $20,195,529
                                                       ===========





(a)  Bond is insured by one of these companies:




                                                             AS A % OF
      INSURANCE COVERAGE                                    NET ASSETS
      ------------------                                    ----------
      Assured Guaranty Municipal Corp. ..................      11.57%
      National Public Finance Guarantee Corp. ...........       8.10%
      Assured Guaranty Corp. ............................       7.30%
      Ambac Financial Group..............................       2.78%




(b)  Affiliated Fund managed by SSgA Funds Management,
     Inc. (See accompanying Notes to Schedules of
     Investments.)
(c) Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)
(d) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to
     Schedules of Investments.)

SPDR NUVEEN BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------



                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT          VALUE
--------------------                       ---------         -----
MUNICIPAL BONDS AND NOTES -- 97.6%
ALABAMA -- 0.1%
Alabama, Public School & College
  Authority Revenue
  Series A 5.00%, 5/1/2014..............  $ 1,500,000   $    1,673,145
                                                        --------------
ALASKA -- 0.1%
Alaska, State General Obligation
  Series A 5.25%, 8/1/2010 (a)..........    1,000,000        1,016,020
                                                        --------------
ARIZONA -- 3.4%
Arizona, Salt River Project, Electrical
  Systems Revenue:
  Series A 3.00%, 1/1/2014..............    1,070,000        1,120,921
  Series B 3.00%, 1/1/2014..............    5,000,000        5,237,950
Arizona, State Certificates of
  Participation
  Series A 5.00%, 10/1/2013.............    6,500,000        7,153,445
Arizona, State Transportation Board,
  Excise Tax Revenue
  5.00%, 7/1/2013.......................    2,750,000        3,052,858
Gilbert, AZ, General Obligation
  5.00%, 7/1/2013.......................    8,740,000        9,734,874
Phoenix, AZ, Civic Improvement Corp.,
  Transit Excise Tax Revenue
  5.00%, 7/1/2013 (a)...................    4,000,000        4,400,520
Phoenix, AZ, Civic Improvement Corp.,
  Wastewater System Revenue
  Series B 5.00%, 7/1/2012 (a)..........    1,000,000        1,080,340
Pima County, AZ, General Obligation
  Series A 3.00%, 7/1/2012..............    5,000,000        5,196,800
                                                        --------------
                                                            36,977,708
                                                        --------------
CALIFORNIA -- 7.0%
California, State Department of Water
  Resources Revenue
  Series AF 5.00%, 12/1/2012............    5,000,000        5,548,700
Irvine, CA, Unified School District
  Special Tax
  5.00%, 9/1/2012 (a)...................    3,000,000        3,205,680
Long Beach, CA, Unified School District,
  General Obligation:
  Series A 4.00%, 8/1/2011..............    2,200,000        2,295,458
  Series A 4.00%, 8/1/2012..............    7,950,000        8,503,002
Los Angeles County, CA, Metropolitan
  Transportation Authority Sales Tax
  Revenue
  3.00%, 7/1/2013.......................    3,000,000        3,165,960
Los Angeles County, CA, Public Works
  Financing Authority Revenue:
  5.00%, 10/1/2011 (a)..................      770,000          817,324
  5.00%, 10/1/2012 (a)..................    1,000,000        1,095,130
  Series A 5.00%, 10/1/2014.............    4,800,000        5,459,136
Los Angeles, CA, General Obligation
  Series A 2.50%, 9/1/2014..............    8,825,000        9,066,364
Los Angeles, CA, Unified School
  District, General Obligation:
  Series KRY 3.00%, 7/1/2011............    5,000,000        5,144,400
  Series H 5.00%, 7/1/2014..............    3,975,000        4,533,329
  Series I 5.00%, 7/1/2014..............    2,000,000        2,242,480
Northern California Power Agency
  Revenue, Hydroelectric No-1
  Series C 5.00%, 7/1/2014 (a)..........    1,500,000        1,678,620
San Bernardino County, CA,
  Transportation Authority, Sales Tax
  Revenue
  Series A 4.00%, 5/1/2012..............    4,000,000        4,197,960
San Francisco, CA, City & County,
  General Obligation:
  Series 2008-R1 5.00%, 6/15/2013.......    3,000,000        3,345,870
  Series A 5.00%, 6/15/2014.............   10,075,000       11,436,233
University of California, Revenue:
  Series J 5.00%, 5/15/2013 (a).........    1,000,000        1,110,730
  Series O 5.00%, 5/15/2013.............    3,000,000        3,332,190
                                                        --------------
                                                            76,178,566
                                                        --------------
COLORADO -- 0.8%
Cherry Creek, CO, Arapahoe County School
  District, General Obligation
  Series B 6.00%, 12/15/2012............    1,000,000        1,129,300
Denver, CO, City & County, General
  Obligation:
  5.00%, 8/1/2012.......................      950,000        1,036,897
  Series A 5.00%, 9/1/2013 (a)..........    2,850,000        3,115,078
University of Colorado Enterprise System
  Revenue
  5.00%, 6/1/2012 (a)...................    3,700,000        3,994,557
                                                        --------------
                                                             9,275,832
                                                        --------------
CONNECTICUT -- 6.1%
Connecticut, State General Obligation:
  Series B 4.00%, 6/1/2011..............    2,000,000        2,078,700
  Series C 5.00%, 4/1/2011 (a)..........    1,000,000        1,045,330
  Series F 5.00%, 12/1/2011.............    1,500,000        1,607,085
  Series A 5.00%, 1/1/2012..............    5,000,000        5,350,500
  5.00%, 3/15/2013......................    4,670,000        5,171,371
  Series D 5.00%, 11/15/2013 (a)........    5,000,000        5,638,650
  Series C 5.00%, 6/1/2014..............    1,455,000        1,647,948
  Series A 5.00%, 1/1/2015..............   14,000,000       15,936,060
  5.00%, 3/15/2015......................    5,000,000        5,707,450
Connecticut, State Health & Educational
  Facility Authority Revenue
  Series A-4 5.00%, 7/1/2049 (b)........    5,000,000        5,682,500
Connecticut, State Special Tax
  Obligation Revenue:
  Series A 5.00%, 7/1/2012 (a)..........    1,700,000        1,849,974
  Series 1 5.00%, 2/1/2013..............    2,000,000        2,193,080
  Series A 5.00%, 12/1/2013.............    5,575,000        6,215,400
  Series A 5.00%, 12/1/2014.............    5,000,000        5,625,250
University of Connecticut, Revenue
  Series A 3.00%, 2/15/2014.............      415,000          436,331
                                                        --------------
                                                            66,185,629
                                                        --------------
DELAWARE -- 0.4%
Delaware, State General Obligation:
  4.00%, 8/1/2011.......................      750,000          784,575
  Series 2009A 4.00%, 1/1/2012..........    2,000,000        2,111,540
  Series 2009A 5.00%, 1/1/2014..........    1,200,000        1,355,760
                                                        --------------
                                                             4,251,875
                                                        --------------

SPDR NUVEEN BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT          VALUE
--------------------                       ---------         -----
DISTRICT OF COLUMBIA -- 0.2%
District of Columbia, Income Tax Revenue
  Series B 4.00%, 12/1/2013.............  $ 2,000,000   $    2,177,800
                                                        --------------
FLORIDA -- 3.1%
Florida, State Board of Education,
  General Obligation:
  5.00%, 6/1/2013.......................    1,000,000        1,108,020
  Series C 5.00%, 6/1/2014..............    9,585,000       10,819,069
Florida, State Department of Management
  Services, Certificates of
  Participation
  5.00%, 8/1/2012.......................    1,000,000        1,071,640
Florida, State General Obligation
  Series B 5.00%, 7/1/2014..............    8,070,000        9,122,005
Florida, State Turnpike Authority,
  Turnpike Revenue
  Series A 5.00%, 7/1/2012 (a)..........    1,115,000        1,209,217
Florida, Water Pollution Control
  Revenue:
  Series A 3.00%, 1/15/2012.............    2,000,000        2,070,900
  Series A 3.00%, 1/15/2013.............    3,535,000        3,673,643
JEA, FL, Park System Revenue:
  Series 20 4.00%, 10/1/2014............    1,000,000        1,018,540
  Series 21 5.00%, 10/1/2011 (a)........    1,000,000        1,064,230
Orlando, FL, Utilities Commission System
  Revenue
  5.00%, 10/1/2013......................    1,975,000        2,192,566
Pasco County, FL, School District Sales
  Tax Revenue
  5.00%, 10/1/2011 (a)..................      300,000          313,518
                                                        --------------
                                                            33,663,348
                                                        --------------
GEORGIA -- 5.2%
De Kalb County, GA, School District,
  General Obligation
  5.00%, 2/1/2011.......................    3,000,000        3,113,790
Georgia, Emory University, Authority
  Revenue
  Series B 5.00%, 9/1/2011..............    3,925,000        4,164,700
Georgia, Metropolitan Atlanta Rapid
  Transit Authority, Sales Tax Revenue
  Series A 5.00%, 7/1/2013 (a)..........    2,500,000        2,761,975
Georgia, State General Obligation:
  Series B 5.00%, 7/1/2010..............    1,000,000        1,011,180
  Series G 5.00%, 10/1/2010.............    1,000,000        1,023,010
  Series A 5.00%, 9/1/2011..............    1,000,000        1,062,530
  Series A 5.00%, 9/1/2013..............    2,050,000        2,307,480
  Series G 5.00%, 11/1/2014.............    3,535,000        4,062,528
  Series C 5.50%, 7/1/2010..............    2,590,000        2,622,012
  Series C 5.50%, 7/1/2012..............    1,100,000        1,212,530
Georgia, State Road & Tollway Authority
  Revenue:
  Series A 4.00%, 6/1/2011..............    1,500,000        1,560,435
  Series A 5.00%, 6/1/2012..............    3,000,000        3,244,170
Gwinnett County, GA, School District,
  General Obligation:
  5.00%, 2/1/2011.......................    1,000,000        1,038,010
  5.00%, 2/1/2012.......................    4,990,000        5,370,587
  5.00%, 2/1/2013.......................    5,135,000        5,690,915
Gwinnett County, GA, Water & Sewer
  Authority Revenue
  4.00%, 8/1/2014.......................    2,500,000        2,750,500
Henry County, GA, School District,
  General Obligation
  Series A 5.00%, 4/1/2012..............    5,525,000        5,972,194
Richmond County, GA, Board of Education,
  General Obligation
  5.00%, 10/1/2012......................    7,000,000        7,684,040
                                                        --------------
                                                            56,652,586
                                                        --------------
HAWAII -- 1.9%
Hawaii, State General Obligation:
  Series DT 4.00%, 11/1/2014............    2,000,000        2,195,840
  Series DG 5.00%, 7/1/2012 (a).........    2,500,000        2,722,300
  Series DG 5.00%, 7/1/2013 (a).........    4,000,000        4,464,760
  Series DG 5.00%, 7/1/2014 (a).........    3,000,000        3,402,900
  Series DY 5.00%, 2/1/2015.............    1,000,000        1,138,140
Honolulu, HI, City & County, General
  Obligation:
  Series A 2.75%, 4/1/2014..............    1,750,000        1,822,590
  Series C 4.00%, 4/1/2013..............    2,035,000        2,194,788
  Series B 5.25%, 7/1/2014 (a)..........    2,125,000        2,430,129
                                                        --------------
                                                            20,371,447
                                                        --------------
ILLINOIS -- 1.9%
Chicago, IL, Board of Education, General
  Obligation
  Series D 4.00%, 12/1/2012 (a).........    1,610,000        1,703,477
Chicago, IL, General Obligation:
  Series C 5.00%, 1/1/2012 (a)..........      700,000          746,053
  Series A 5.00%, 1/1/2013 (a)..........    4,700,000        5,132,635
Chicago, IL, Water Revenue:
  5.00%, 11/1/2011 (a)..................    2,000,000        2,122,320
  5.00%, 11/1/2014......................    1,000,000        1,121,540
Cook County, IL, General Obligation
  Series B 5.00%, 11/15/2014 (a)........    1,200,000        1,350,948
Illinois, State General Obligation:
  Series B 5.00%, 1/1/2011..............      950,000          979,070
  Series B 5.00%, 3/1/2013..............    1,000,000        1,083,880
Illinois, State Revenue
  Series B 3.00%, 6/15/2014.............    1,675,000        1,717,511
Illinois, State Toll Highway Authority
  Revenue
  Series A 5.00%, 1/1/2014 (a)..........    4,000,000        4,391,920
                                                        --------------
                                                            20,349,354
                                                        --------------
INDIANA -- 2.1%
Indiana, State Finance Authority
  Revenue:
  Series A 5.00%, 2/1/2013..............    2,715,000        2,992,174
  Series A 5.00%, 2/1/2015..............    4,500,000        5,121,630
Indiana, State Finance Authority, Lease
  Revenue
  Series A-1 5.00%, 11/1/2014...........    8,915,000        9,867,568

SPDR NUVEEN BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT          VALUE
--------------------                       ---------         -----
Whiting, IN, Environmental Facilities
  Revenue
  2.80%, 6/1/2044 (b)...................  $ 5,000,000   $    5,084,500
                                                        --------------
                                                            23,065,872
                                                        --------------
KANSAS -- 0.2%
Kansas, State Department of
  Transportation, Highway Revenue
  Series A 5.00%, 9/1/2011..............    1,710,000        1,814,430
                                                        --------------
KENTUCKY -- 0.5%
Kentucky Asset/Liability Commission
  Agency Fund Revenue
  5.00%, 9/1/2012 (a)...................    4,000,000        4,328,160
Kentucky, State Turnpike Authority,
  Economic Development Road Revenue
  5.00%, 7/1/2011 (a)...................      750,000          791,820
                                                        --------------
                                                             5,119,980
                                                        --------------
LOUISIANA -- 0.5%
Louisiana, State General Obligation
  Series A 5.00%, 5/1/2014..............    5,000,000        5,616,700
                                                        --------------
MARYLAND -- 4.4%
Baltimore County, MD, General
  Obligation:
  5.00%, 2/1/2012.......................    1,000,000        1,076,080
  5.00%, 2/1/2014.......................    3,230,000        3,655,779
Maryland, State Department of
  Transportation, Highway Revenue
  5.00%, 2/15/2015......................    1,100,000        1,255,870
Maryland, State Department of
  Transportation, Revenue
  4.00%, 2/15/2014......................    2,500,000        2,721,625
Maryland, State General Obligation:
  Series A 3.00%, 3/1/2014..............    2,725,000        2,883,622
  5.00%, 3/1/2011.......................    1,000,000        1,042,150
  5.00%, 8/1/2012.......................    1,750,000        1,915,585
  Series A 5.00%, 8/1/2012..............    1,575,000        1,724,027
  5.00%, 7/15/2013......................    1,000,000        1,121,660
  5.00%, 8/1/2013.......................   11,225,000       12,600,960
  Series A 5.25%, 2/15/2013.............    6,210,000        6,929,428
Maryland, State Transportation
  Authority, Grant & Revenue
  Anticipation:
  5.00%, 3/1/2012.......................    1,000,000        1,077,960
  5.00%, 3/1/2013.......................    3,550,000        3,933,684
Montgomery County, MD, General
  Obligation:
  Series A 5.00%, 5/1/2011..............    1,000,000        1,049,370
  Series A 5.00%, 5/1/2012..............    1,450,000        1,574,106
  Series A 5.00%, 5/1/2013..............    1,500,000        1,674,630
University System of Maryland Auxilary
  Facility & Tuition Revenue
  Series A 5.00%, 4/1/2014..............    1,400,000        1,581,944
                                                        --------------
                                                            47,818,480
                                                        --------------
MASSACHUSETTS -- 3.6%
Boston, MA, General Obligation
  Series A 5.00%, 1/1/2014..............    1,935,000        2,174,127
Boston, MA, Water & Sewer Commission,
  Water Revenue
  Series B 5.00%, 11/1/2014.............    4,545,000        5,231,931
Massachusetts Bay Transportation
  Authority, Sales Tax Revenue
  Series B 5.00%, 7/1/2013..............    1,000,000        1,115,510
Massachusetts, State General Obligation:
  Series C 5.00%, 9/1/2010..............    1,000,000        1,018,780
  Series C 5.00%, 9/1/2013..............    1,000,000        1,116,380
  Series C 5.00%, 5/1/2014..............   12,405,000       13,981,800
  Series A 5.00%, 9/1/2014..............    1,500,000        1,700,910
  Series A 5.25%, 1/1/2017..............    1,000,000        1,035,680
Massachusetts, State Port Authority
  Revenue
  Series C 5.00%, 7/1/2012 (a)..........    1,000,000        1,085,890
Massachusetts, State School Building
  Authority, Sales Tax Revenue:
  Series A 3.50%, 8/15/2012 (a).........      850,000          897,353
  Series A 4.00%, 5/15/2013.............    1,975,000        2,134,402
  Series A 5.00%, 8/15/2010.............    1,800,000        1,830,078
  Series A 5.00%, 8/15/2013 (a).........    3,220,000        3,601,184
  Series A 5.00%, 8/15/2014 (a).........    1,000,000        1,131,290
Springfield MA, General Obligation
  5.75%, 8/1/2014 (a)...................    1,025,000        1,173,666
                                                        --------------
                                                            39,228,981
                                                        --------------
MICHIGAN -- 1.0%
Michigan, Municipal Bond Authority
  Revenue:
  5.00%, 10/1/2011......................    1,630,000        1,730,930
  5.00%, 10/1/2012......................      500,000          546,400
Michigan, State Building Authority
  Revenue
  Series I 5.00%, 10/15/2010 (a)........    2,155,000        2,206,828
University of Michigan, Revenue
  Series C 3.00%, 4/1/2014..............    5,920,000        6,206,054
                                                        --------------
                                                            10,690,212
                                                        --------------
MINNESOTA -- 1.9%
Minneapolis, MN, Special School District
  No 1, Certificates of Participation
  Series A 4.50%, 2/1/2014 (a)..........    5,700,000        6,281,001
Minnesota, Public Facilities Authority,
  Water Pollution Control Revenue
  Series D 5.00%, 3/1/2014..............    2,000,000        2,269,240
Minnesota, State General Obligation:
  5.00%, 8/1/2010.......................    1,000,000        1,015,120
  Series A 5.00%, 6/1/2011..............    4,825,000        5,081,159
  Series A 5.00%, 6/1/2012..............    4,000,000        4,350,640
  5.00%, 10/1/2012......................    1,045,000        1,148,466
Northern Municipal Power Agency,
  Electric System Revenue
  Series A 5.00%, 1/1/2014 (a)..........    1,000,000        1,091,220
                                                        --------------
                                                            21,236,846
                                                        --------------
MISSISSIPPI -- 0.6%
Mississippi, State General Obligation
  Series B 5.00%, 12/1/2014.............    6,000,000        6,844,500
                                                        --------------

SPDR NUVEEN BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT          VALUE
--------------------                       ---------         -----
MISSOURI -- 2.1%
Missouri, State Certificates of
  Patricipation
  Series A 5.00%, 6/1/2013 (a)..........  $ 3,960,000   $    4,116,816
Missouri, State Highways &
  Transportation Commission, State Road
  Revenue:
  2.00%, 5/1/2012.......................    8,580,000        8,771,248
  Series A 5.00%, 5/1/2010..............      750,000          752,468
  Series A 5.00%, 5/1/2013..............    1,335,000        1,484,854
  Series A 5.00%, 5/1/2014..............    7,350,000        8,330,710
                                                        --------------
                                                            23,456,096
                                                        --------------
NEBRASKA -- 0.2%
Nebraska, Public Power District Revenue
  Series B 5.00%, 1/1/2012 (a)..........    1,250,000        1,329,563
Omaha, NE, General Obligation
  3.75%, 6/1/2013.......................    1,000,000        1,074,790
                                                        --------------
                                                             2,404,353
                                                        --------------
NEVADA -- 1.2%
Clark County, NV, Highway Improvement
  Revenue
  5.00%, 7/1/2012 (a)...................    4,300,000        4,625,682
Clark County, NV, School District
  General Obligation
  Series B 4.00%, 6/15/2011.............    5,000,000        5,186,900
Las Vegas Valley, NV, Water District
  Series B 5.00%, 6/1/2011..............    1,500,000        1,566,450
Nevada, State General Obligation
  Series A 5.00%, 2/1/2012..............    1,460,000        1,557,338
                                                        --------------
                                                            12,936,370
                                                        --------------
NEW JERSEY -- 1.8%
Essex County, NJ
  Series A 5.00%, 6/1/2010 (a)..........    2,225,000        2,239,151
New Jersey, Economic Development
  Authority Revenue
  5.00%, 9/1/2011 (a)...................    3,000,000        3,156,360
New Jersey, State General Obligation:
  4.00%, 8/1/2012.......................    3,305,000        3,526,204
  5.00%, 8/1/2014.......................    8,000,000        9,027,120
Union County, NJ, General Obligation
  4.00%, 3/1/2013.......................    2,000,000        2,158,080
                                                        --------------
                                                            20,106,915
                                                        --------------
NEW MEXICO -- 1.6%
Albuquerque Bernalillo County, NM, Water
  Utility Authority,  Water & Sewer
  System Revenue
  5.00%, 7/1/2014 (a)...................    3,250,000        3,686,475
Albuquerque County, NM, Municipal School
  District, General Obligation
  Series A 4.00%, 8/1/2011..............      925,000          967,263
New Mexico, State General Obligation:
  5.00%, 3/1/2012.......................    3,000,000        3,231,510
  5.00%, 3/1/2012.......................      500,000          538,585
New Mexico, State Severance Tax Revenue
  Series B 5.00%, 7/1/2014..............    8,230,000        9,317,266
                                                        --------------
                                                            17,741,099
                                                        --------------
NEW YORK -- 16.5%
New York, NY, City Cultural Resource
  Revenue, Juilliard School
  Series B 2.75%, 1/1/2036 (b)..........    1,080,000        1,110,769
New York, NY, City Cultural Resource
  Revenue, Museum of Modern Art
  Series 1A 5.00%, 10/1/2010............    1,000,000        1,022,610
New York, NY, City Municipal Water
  Finance Authority, Water & Sewer
  System Revenue:
  Series BB 5.00%, 6/15/2013............    1,040,000        1,153,350
  Series BB 5.00%, 6/15/2013............    5,375,000        5,960,821
New York, NY, City Transitional Finance
  Authority Revenue:
  Series A-1 5.00%, 8/1/2012............    6,000,000        6,548,820
  Series A-1 5.00%, 11/1/2013...........    5,525,000        6,235,681
  Series B 5.00%, 11/1/2013.............    1,000,000        1,123,050
  Series S-2 5.00%, 1/15/2014 (a).......    2,005,000        2,211,054
  Series B 5.00%, 11/1/2014.............   10,200,000       11,620,656
New York, NY, General Obligation:
  Series I-1 4.00%, 2/1/2013............    1,040,000        1,107,340
  Series C 4.00%, 8/1/2014..............    4,000,000        4,312,160
  Series G 5.00%, 8/1/2011..............    7,025,000        7,412,359
  Series C-1 5.00%, 10/1/2011...........    1,800,000        1,910,358
  Series J-1 5.00%, 8/1/2012............    5,000,000        5,415,250
  Series K 5.00%, 8/1/2013..............    5,000,000        5,530,250
  Series O 5.00%, 6/1/2014..............    4,250,000        4,744,743
  Series B 5.25%, 8/1/2011..............    1,000,000        1,058,410
New York, State Dormitory Authority
  Revenue
  Series A 4.13%, 7/1/2011..............    1,475,000        1,540,608
New York, State Dormitory Authority,
  Personal Income Tax Revenue:
  Series D 3.00%, 6/15/2011.............    5,000,000        5,148,900
  Series D 4.00%, 6/15/2011.............    5,000,000        5,208,250
  Series C 5.00%, 3/15/2012.............    1,500,000        1,613,580
  Series A 5.00%, 3/15/2014.............    3,980,000        4,467,311
New York, State Environmental Facilities
  Revenue:
  Series A 3.50%, 12/15/2013............    2,500,000        2,692,900
  Series A 5.00%, 12/15/2013............    2,000,000        2,261,980
New York, State General Obligation:
  Series C 3.00%, 2/1/2014..............   15,000,000       15,712,350
  Series A 3.00%, 3/1/2015..............   13,245,000       13,810,032
  Series C 4.00%, 4/15/2012.............    1,000,000        1,062,070
New York, State Local Government
  Assistance Corp. Revenue:
  Series A 5.00%, 4/1/2011..............    1,180,000        1,233,489
  Series C 5.00%, 4/1/2013..............    2,220,000        2,466,020
  Series A 5.00%, 4/1/2013..............    8,520,000        9,464,187
New York, State Power Authority Revenue
  Series C 5.00%, 11/15/2014............    1,625,000        1,864,801

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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT          VALUE
--------------------                       ---------         -----
New York, State Thruway Authority
  Personal Income Tax Revenue:
  Series A 3.50%, 3/15/2014.............  $ 2,330,000   $    2,478,211
  Series A 4.00%, 3/15/2013.............    5,000,000        5,379,350
New York, State Thruway Authority,
  General Revenue:
  Series H 4.00%, 1/1/2012 (a)..........    1,000,000        1,045,300
  Series A (Escrow to Maturity) 5.25%,
     4/1/2010 (a).......................    2,000,000        2,000,000
  Series F 5.25%, 1/1/2012 (a)..........    1,000,000        1,066,680
New York, State Thruway Authority,
  General Revenue, Bond Anticipation
  Notes:
  3.00%, 7/15/2011......................    1,000,000        1,030,950
  4.00%, 7/15/2011......................    1,500,000        1,565,460
New York, State Thruway Authority,
  Highway & Bridge Revenue:
  Series B 5.00%, 4/1/2012 (a)..........    2,080,000        2,241,075
  Series B 5.00%, 4/1/2014..............    1,380,000        1,551,382
New York, State Urban Development Corp.
  Revenue:
  Series A-1 3.00%, 12/15/2011..........    4,625,000        4,803,571
  Series A-1 3.50%, 12/15/2012..........    1,000,000        1,064,840
  4.00%, 3/15/2011......................      550,000          568,326
  Series A-1 5.00%, 12/15/2012..........    6,580,000        7,267,939
  5.00%, 1/1/2014 (a)...................    2,500,000        2,791,575
New York, Triborough Bridge & Tunnel
  Authority Revenue:
  Series C 4.00%, 11/15/2011............    2,500,000        2,631,700
  Series A-1 4.00%, 11/15/2038 (b)......    3,000,000        3,219,840
  Series C 5.00%, 11/15/2012............    1,500,000        1,652,040
Westchester County, NY, General
  Obligation
  Series A 2.00%, 10/15/2013............    1,245,000        1,283,632
                                                        --------------
                                                           180,666,030
                                                        --------------
NORTH CAROLINA -- 3.2%
Charlotte, NC, Certificates of
  Participation
  5.00%, 6/1/2014.......................    5,455,000        6,106,218
Guilford County, NC, General Obligation
  Series A 4.00%, 2/1/2014..............    6,005,000        6,564,846
Mecklenburg County, NC, General
  Obligation:
  Series A 3.00%, 8/1/2014..............    1,970,000        2,092,278
  Series C 5.00%, 2/1/2012..............    1,000,000        1,075,700
North Carolina, Infrastructure Finance
  Corp., Certificates of Participation:
  Series A 5.00%, 2/1/2011 (a)..........    5,000,000        5,194,700
  Series A 5.00%, 2/1/2014..............    1,885,000        2,103,679
North Carolina, State Capital
  Improvement Obligation
  Series A 4.50%, 5/1/2014..............    1,745,000        1,934,123
North Carolina, State General
  Obligation:
  Series A 5.00%, 3/1/2011..............    1,000,000        1,042,340
  Series B 5.00%, 4/1/2014..............    1,000,000        1,136,180
  Series A 5.50%, 3/1/2012..............    5,000,000        5,442,850
Wake County, NC, General Obligation:
  5.00%, 3/1/2012.......................    1,000,000        1,079,740
  5.00%, 3/1/2013.......................    1,500,000        1,667,115
                                                        --------------
                                                            35,439,769
                                                        --------------
OHIO -- 3.2%
Cincinnati, OH, City School District
  Certificates Participation
  5.00%, 12/15/2011 (a).................    1,000,000        1,066,740
Columbus, OH, General Obligation
  Series D 5.00%, 12/15/2012............    5,000,000        5,539,650
Ohio State University, General Receipts
  Revenue
  Series A 5.00%, 6/1/2013..............    4,400,000        4,872,428
Ohio, State Building Authority
  Series B 5.00%, 10/1/2013 (a).........    1,440,000        1,607,443
Ohio, State General Obligation:
  Series A (Escrow to Maturity) 5.00%,
     6/15/2010..........................    1,000,000        1,009,070
  Series K 5.00%, 5/1/2011..............    2,000,000        2,096,980
  Series K 5.00%, 5/1/2012..............    1,150,000        1,243,230
Ohio, State Highway Capital Improvements
  5.00%, 5/1/2014.......................    1,975,000        2,226,872
Ohio, State Major New Infrastructure
  Project Revenue
  Series 2008-1 5.00%, 6/15/2013........    3,000,000        3,320,040
Ohio, State Major New Street
  Infrastructure Project Revenue
  Series 2007-1 5.00%, 6/15/2013 (a)....    4,960,000        5,497,317
Ohio, State Water Development Authority
  Revenue:
  Series A 4.00%, 12/1/2010.............    1,500,000        1,536,660
  5.00%, 6/1/2012.......................      950,000        1,030,930
  5.00%, 6/1/2013.......................    2,670,000        2,974,140
Ohio, State Water Development Authority,
  Water Quality -- Loan Fund
  5.00%, 12/1/2011......................    1,000,000        1,068,810
                                                        --------------
                                                            35,090,310
                                                        --------------
OKLAHOMA -- 0.5%
Tulsa County, OK, Industrial Authority,
  Educational Facilities Lease Revenue
  4.00%, 9/1/2013.......................    5,410,000        5,802,928
                                                        --------------
OREGON -- 0.8%
Oregon, State Department of
  Administrative Services Revenue
  Series A 3.00%, 4/1/2011..............    1,000,000        1,022,760
Portland, OR, Sewer System Revenue
  Series A 5.00%, 6/15/2012 (a).........    3,000,000        3,258,090
Salem-Keizer, OR, School District No.
  24J, General Obligation:
  Series A 4.00%, 6/15/2015.............    1,250,000        1,366,850
  5.00%, 6/15/2013 (a)..................    3,000,000        3,330,930
                                                        --------------
                                                             8,978,630
                                                        --------------

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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT          VALUE
--------------------                       ---------         -----
PENNSYLVANIA -- 2.9%
Pennsylvania Intergovernmental
  Cooperative Authority, Special Tax
  Revenue
  5.00%, 6/15/2014......................  $ 2,000,000   $    2,239,180
Pennsylvania, State General Obligation:
  4.75%, 9/1/2014.......................    1,600,000        1,806,144
  5.00%, 3/1/2011.......................    1,300,000        1,354,431
  5.00%, 10/1/2012......................    5,000,000        5,486,000
  5.00%, 5/15/2013......................    3,000,000        3,340,920
  5.00%, 7/1/2013.......................    2,000,000        2,233,720
  5.00%, 3/15/2014......................    8,920,000       10,073,980
  Series A 5.00%, 2/15/2015.............    1,000,000        1,143,190
  5.50%, 1/1/2013.......................    2,500,000        2,787,725
University of Pittsburgh, Revenue
  Series A 5.00%, 9/15/2011.............    1,000,000        1,062,760
                                                        --------------
                                                            31,528,050
                                                        --------------
RHODE ISLAND -- 0.1%
Rhode Island, State Economic Development
  Corp., Revenue
  Series A 5.00%, 6/15/2013 (a).........      915,000        1,011,102
                                                        --------------
SOUTH CAROLINA -- 1.2%
South Carolina, State General
  Obligation:
  Series A 4.00%, 10/1/2014.............    4,880,000        5,387,276
  Series A 5.00%, 11/1/2013.............    1,120,000        1,265,331
South Carolina, State Public Service
  Authority, Revenue:
  Series B 5.00%, 1/1/2011 (a)..........    2,515,000        2,599,353
  Series B 5.00%, 1/1/2014 (a)..........    2,500,000        2,801,225
  Series E 5.00%, 1/1/2014..............    1,000,000        1,120,490
                                                        --------------
                                                            13,173,675
                                                        --------------
TENNESSEE -- 1.9%
Memphis, TN, Electric System Revenue
  5.00%, 12/1/2014......................    2,000,000        2,266,200
Nashville & Davidson County, TN, General
  Obligation:
  Series B 5.00%, 1/1/2012..............    3,210,000        3,435,021
  Series C 5.00%, 2/1/2013..............    1,000,000        1,102,970
  Series C 5.00%, 2/1/2014..............    3,700,000        4,170,085
Sevierville, TN, Public Building
  Authority Revenue
  5.00%, 6/1/2014.......................    1,000,000        1,119,380
Tennessee, State General Obligation
  Series C 2.50%, 5/1/2011..............    1,365,000        1,395,849
Tennessee, State School Bond Authority:
  3.00%, 5/1/2012.......................    4,875,000        5,064,004
  5.00%, 5/1/2013 (a)...................    1,900,000        2,103,566
                                                        --------------
                                                            20,657,075
                                                        --------------
TEXAS -- 6.0%
Arlington, TX, Independent School
  District, General Obligation:
  5.00%, 2/15/2012 (a)..................      880,000          947,012
  5.00%, 2/15/2014......................    1,640,000        1,851,084
Dallas County, TX, Community College
  District, General Obligation
  5.00%, 2/15/2014......................    1,340,000        1,511,399
Dallas, TX, General Obligation
  5.00%, 2/15/2011......................      710,000          738,393
El Paso, TX, Independent School
  District, General Obligation
  Zero Coupon, 8/15/2013 (a)............    1,980,000        1,870,585
Fort Bend, TX, Independent School
  District, General Obligation
  4.00%, 2/15/2013......................    1,000,000        1,069,970
Fort Worth, TX, Independent School
  District, General Obligation:
  5.00%, 2/15/2011 (a)..................    4,000,000        4,159,240
  5.00%, 2/15/2012......................    5,000,000        5,366,300
  5.00%, 2/15/2013......................    2,000,000        2,206,940
Garland, TX, Independent School
  District, General Obligation
  5.00%, 2/15/2013 (a)..................    3,190,000        3,526,704
Harris County, TX, General Obligation
  Series A 5.00%, 10/1/2012.............    1,250,000        1,373,113
Houston, TX, General Obligation
  Series A 5.00%, 3/1/2013 (a)..........    2,500,000        2,760,375
Lamar, TX, Consolidated Independent
  School District, General Obligation
  5.00%, 2/15/2013 (a)..................    4,535,000        5,024,508
Lewisville, TX, Independent School
  District, General Obligation
  5.00%, 8/15/2013 (a)..................    1,000,000        1,119,430
Pharr, TX, San Juan Alamo Independent
  School District, General Obligation
  5.00%, 2/1/2013 (a)...................    1,880,000        2,078,547
San Antonio, TX, General Obligation
  4.00%, 2/1/2012.......................    3,000,000        3,171,900
San Antonio, TX, Independent School
  District
  5.25%, 8/15/2012 (a)..................    1,890,000        2,076,260
San Jacinto, TX Community College
  District, General Obligation
  4.00%, 2/15/2012......................    3,000,000        3,143,100
Texas, A&M University Revenue
  5.00%, 5/15/2012......................    3,000,000        3,255,630
Texas, State General Obligation:
  Series A 5.00%, 10/1/2011.............    1,000,000        1,065,000
  5.00%, 10/1/2012......................    1,500,000        1,645,020
  Series A 5.00%, 10/1/2014.............    1,180,000        1,348,056
Texas, State Public Finance Authority
  Building Revenue
  5.00%, 2/1/2014 (a)...................    1,605,000        1,796,236
Texas, State University System Financing
  Revenue:
  5.00%, 3/15/2012......................    1,000,000        1,073,710
  5.00%, 3/15/2013 (a)..................      500,000          550,625
University of Texas, Permanent
  University Fund
  Series A 5.00%, 7/1/2012..............    1,265,000        1,385,162
University of Texas, Revenue:
  Series A 3.25%, 8/15/2013.............    2,650,000        2,825,562

SPDR NUVEEN BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT          VALUE
--------------------                       ---------         -----
  Series D 5.00%, 8/15/2010.............  $ 2,000,000   $    2,033,420
  Series A 5.00%, 8/15/2012.............    3,400,000        3,723,680
  Series B 5.00%, 8/15/2012.............    1,000,000        1,095,200
                                                        --------------
                                                            65,792,161
                                                        --------------
UTAH -- 0.5%
Salt Lake City, UT, General Obligation
  5.00%, 6/15/2013......................    1,500,000        1,675,935
Utah, State General Obligation:
  Series A 5.00%, 7/1/2011..............    1,975,000        2,084,376
  Series A 5.00%, 7/1/2013..............    1,150,000        1,289,840
                                                        --------------
                                                             5,050,151
                                                        --------------
VIRGINIA -- 3.4%
Fairfax County, VA, General Obligation
  Series A 4.00%, 4/1/2011..............      750,000          777,000
Loudoun County, VA, General Obligation:
  Series B 5.00%, 6/1/2010..............    1,100,000        1,107,953
  Series B 5.00%, 6/1/2012..............    1,000,000        1,089,230
Virginia, State College Building
  Authority Revenue
  5.00%, 9/1/2011.......................    3,500,000        3,714,795
Virginia, State General Obligation
  Series A 5.00%, 6/1/2012..............    1,000,000        1,088,330
Virginia, State Public Building
  Authority, Building Revenue Bonds:
  Series A 5.00%, 8/1/2010..............    1,000,000        1,015,060
  Series A 5.00%, 8/1/2012..............    7,365,000        8,038,677
  Series B 5.00%, 8/1/2013..............    5,000,000        5,597,300
Virginia, State Public School Authority:
  Series B 5.00%, 8/1/2012..............    1,000,000        1,091,470
  Series C 5.00%, 8/1/2013..............    8,570,000        9,593,772
  Series B 5.00%, 8/1/2014..............    2,025,000        2,305,746
  Series B 5.25%, 8/1/2011..............    1,000,000        1,059,370
Virginia, State Resources Authority
  Clean Water Revenue
  4.50%, 10/1/2011......................    1,200,000        1,269,876
                                                        --------------
                                                            37,748,579
                                                        --------------
WASHINGTON -- 3.6%
Energy Northwest Washington, Electricity
  Revenue:
  Series A 4.00%, 7/1/2014..............    1,375,000        1,497,815
  Series A 5.00%, 7/1/2012..............    1,090,000        1,185,146
  Series D 5.00%, 7/1/2012..............    3,000,000        3,261,870
  Series D 5.00%, 7/1/2012..............    1,000,000        1,087,290
  Series D 5.00%, 7/1/2014..............      850,000          960,441
Seattle, WA, General Obligation
  5.00%, 5/1/2013.......................    6,540,000        7,284,579
Seattle, WA, Municipal Light & Power
  Revenue
  5.00%, 4/1/2013.......................    3,000,000        3,299,940
Washington, State General Obligation:
  Series D 4.50%, 1/1/2012 (a)..........    2,450,000        2,604,644
  Series D 5.00%, 1/1/2011 (a)..........    1,500,000        1,550,310
  Series C 5.00%, 7/1/2011..............    3,000,000        3,165,750
  Series R-2006A 5.00%, 7/1/2011........      200,000          211,050
  Series R-2006A 5.00%, 7/1/2014 (a)....    1,000,000        1,135,180
  Series R 5.00%, 1/1/2015..............   10,500,000       11,967,270
                                                        --------------
                                                            39,211,285
                                                        --------------
WISCONSIN -- 1.9%
Milwaukee, WI, General Obligation
  5.00%, 2/1/2015.......................   11,825,000       13,476,006
Wisconsin, State General Obligation:
  Series C 4.00%, 5/1/2013..............    5,000,000        5,382,950
  Series 1 5.00%, 5/1/2013 (a)..........    1,500,000        1,659,765
                                                        --------------
                                                            20,518,721
                                                        --------------
TOTAL MUNICIPAL BONDS AND NOTES --
  (Cost $1,056,271,980).................                 1,067,522,610
                                                        --------------

                                             SHARES
                                             ------
SHORT TERM INVESTMENTS -- 0.7%
MONEY MARKET FUND -- 0.7%
State Street Institutional Tax Free
  Money Market Fund (c)(d)
  (Cost $7,369,152).....................    7,369,152        7,369,152
                                                        --------------
TOTAL INVESTMENTS -- 98.3% (E)
  (Cost $1,063,641,132).................                 1,074,891,762
OTHER ASSETS AND
  LIABILITIES -- 1.7%...................                    18,391,592
                                                        --------------
NET ASSETS -- 100.0%....................                $1,093,283,354
                                                        ==============





(a)  Bond is insured by one of these companies:




                                                             AS A % OF
      INSURANCE COVERAGE                                    NET ASSETS
      ------------------                                    ----------
      Assured Guaranty Municipal Corp. ..................      7.30%
      National Public Finance Guarantee Corp. ...........      4.02%
      Ambac Financial Group..............................      3.09%
      Public School Fund Guaranteed......................      1.90%




(b) Variable Rate Security. Rate shown is rate in effect at March 31, 2010. Maturity date disclosed is the ultimate maturity.
(c)  Affiliated Fund managed by SSgA Funds Management,
     Inc. (See accompanying Notes to Schedules of
     Investments)
(d) Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to
     Schedules of Investments)


Escrow to Maturity = Bonds bearing this description are collateralized usually by the U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

SPDR NUVEEN S&P VRDO MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------



                                          PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT       VALUE
--------------------                      ---------      -----
MUNICIPAL BONDS AND NOTES -- 100.0% (A)
ARIZONA -- 2.0%
Apache County, AZ, Industrial
  Development Authority Revenue
  0.31%, 12/15/2018.....................   $300,000   $   300,000
                                                      -----------
CALIFORNIA -- 16.3%
California, Economic Recovery, General
  Obligation
  Series C-15 0.28%, 7/1/2023 (b).......    295,000       295,000
California, Health Facilities Financing
  Authority Revenue
  Series B 0.32%, 11/15/2036 (b)........    200,000       200,000
California, Infrastructure & Economic
  Development Bank Revenue
  Series B 0.43%, 8/1/2037..............    250,000       250,000
California, State Department of Water
  Resources and Power Supply Revenue
  Series G-7 0.30%, 5/1/2017 (b)........    200,000       200,000
California, Statewide Communities
  Development Authority Revenue
  0.40%, 4/1/2033.......................    500,000       500,000
Roseville, CA, Electric System Revenue,
  Certificates of Participation
  Series A 0.30%, 2/1/2035..............    200,000       200,000
San Jose, CA, Redevelopment Agency
  Revenue
  Series B 0.33%, 8/1/2032..............    100,000       100,000
University of San Francisco, Educational
  Facilities Authority Revenue
  0.40%, 5/1/2033.......................    700,000       700,000
                                                      -----------
                                                        2,445,000
                                                      -----------
DISTRICT OF COLUMBIA -- 3.3%
Metropolitan Washington DC, Airport
  Authority System Revenue
  Series A-1 0.33%, 10/1/2039...........    500,000       500,000
                                                      -----------
FLORIDA -- 2.0%
University of South Florida,
  Certificates of Participation
  Series A 0.40%, 10/1/2022.............    300,000       300,000
                                                      -----------
GEORGIA -- 4.0%
Georgia, Municipal Electric Authority
  Revenue
  Series B 0.35%, 1/1/2016 (b)..........    600,000       600,000
                                                      -----------
ILLINOIS -- 10.3%
Chicago, IL, Board of Education, General
  Obligation
  Series B 0.37%, 3/1/2032 (b)..........    730,000       730,000
Illinois, State Toll Highway Authority
  Revenue
  Series A 0.32%, 7/1/2030..............    700,000       700,000
University of Illinois, Certificates of
  Participation
  0.29%, 8/15/2021......................    118,000       118,000
                                                      -----------
                                                        1,548,000
                                                      -----------
INDIANA -- 3.8%
Indiana, Health & Educational Facilities
  Financing Authority Revenue
  Series A 0.30%, 2/15/2021 (b).........    475,000       475,000
Indiana, Health Finance Authority
  Hospital Revenue
  Series B 0.38%, 3/1/2033..............    100,000       100,000
                                                      -----------
                                                          575,000
                                                      -----------
MARYLAND -- 0.7%
Baltimore County, MD, Housing Revenue
  0.36%, 9/20/2028......................    100,000       100,000
                                                      -----------
MASSACHUSETTS -- 3.3%
Massachusetts, State General Obligation
  Series B 0.28%, 1/1/2021..............    500,000       500,000
                                                      -----------
NEW HAMPSHIRE -- 0.7%
New Hampshire, Health & Education
  Facilities Authority Revenue
  Series A 0.33%, 8/1/2031 (b)..........    100,000       100,000
                                                      -----------
NEW JERSEY -- 2.7%
New Jersey, Economic Development
  Authority Revenue
  Series V-2 0.32%, 3/1/2024............    100,000       100,000
New Jersey, Health Care Facilities
  Financing Authority Revenue
  Series A 0.28%, 7/1/2035..............    300,000       300,000
                                                      -----------
                                                          400,000
                                                      -----------
NEW YORK -- 3.7%
New York, Metropolitan Transportation
  Authority Revenue
  Series B 0.33%, 11/1/2022 (b).........    200,000       200,000
New York, NY, City Transitional Finance
  Authority Revenue
  Series 3 0.30%, 11/1/2022.............    350,000       350,000
                                                      -----------
                                                          550,000
                                                      -----------
NORTH CAROLINA -- 6.7%
Charlotte, NC, Health Care Systems
  Revenue
  Series F 0.37%, 1/15/2042 (b).........    700,000       700,000
North Carolina, State General Obligation
  Series D 0.27%, 5/1/2021..............    300,000       300,000
                                                      -----------
                                                        1,000,000
                                                      -----------
OHIO -- 10.7%
Case Western Reserve University, Higher
  Educational Facilities Revenue
  Series A 0.37%, 12/1/2044.............    200,000       200,000
Hancock County, OH, Hospital Revenue
  0.43%, 12/1/2034 (b)..................    700,000       700,000
Montgomery County, OH, Hospital Revenue:
  Series A 0.30%, 8/1/2047 (b)..........    500,000       500,000
  Series B 0.30%, 8/1/2047 (b)..........    200,000       200,000
                                                      -----------
                                                        1,600,000
                                                      -----------
PENNSYLVANIA -- 4.0%
Bucks County, PA, Industrial Development
  Authority Revenue
  0.45%, 5/1/2033.......................    100,000       100,000

SPDR NUVEEN S&P VRDO MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                          PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT       VALUE
--------------------                      ---------      -----
Bucks County, PA, St. Mary Hospital
  Authority Revenue
  Series B 0.35%, 3/1/2032..............   $200,000   $   200,000
La Salle University, Higher Educational
  Facilties Authority Revenue
  Series B 0.40%, 5/1/2037..............    300,000       300,000
                                                      -----------
                                                          600,000
                                                      -----------
RHODE ISLAND -- 0.9%
Rhode Island, Health & Educational
  Building Corp., Educational
  Institution Revenue
  0.34%, 10/1/2033......................    140,000       140,000
                                                      -----------
TENNESSEE -- 13.8%
Johnson City, TN, Health & Educational
  Facilities Board, Hospital Revenue
  Series A 0.70%, 7/1/2038..............    765,000       765,000
Montgomery County, TN, Public Building
  Authority, Pooled Financing Revenue
  0.37%, 11/1/2027......................    200,000       200,000
Shelby County, TN, General Obligation
  Series C 0.32%, 12/1/2031.............    400,000       400,000
Signal Mountain, TN, Health, Educational
  & Housing Facility Board Revenue
  0.34%, 1/1/2028 (b)...................    700,000       700,000
                                                      -----------
                                                        2,065,000
                                                      -----------
VIRGINIA -- 7.8%
Russell County, VA, Industrial
  Development Authority, Hospital
  Revenue
  Series A 0.70%, 7/1/2038..............    500,000       500,000
Smyth County, VA, Industrial Development
  Authority, Hospital Revenue
  Series C 0.70%, 7/1/2032..............    675,000       675,000
                                                      -----------
                                                        1,175,000
                                                      -----------
WASHINGTON -- 3.3%
Washington, State Health Care Facilities
  Authority Revenue
  Series A 0.35%, 9/1/2034..............    500,000       500,000
                                                      -----------
TOTAL MUNICIPAL BONDS AND NOTES --
  (Cost $14,998,000)....................               14,998,000
                                                      -----------

                                            SHARES
                                            ------
SHORT TERM INVESTMENTS -- 0.0% (C)
MONEY MARKET FUND -- 0.0% (C)
State Street Institutional Tax Free
  Money Market Fund (d)(e)
  (Cost $5,081).........................      5,081         5,081
                                                      -----------
TOTAL INVESTMENTS -- 100.0% (F)
  (Cost $15,003,081)....................               15,003,081
OTHER ASSETS AND
  LIABILITIES -- 0.0%(C)................                    1,952
                                                      -----------
NET ASSETS -- 100.0%....................              $15,005,033
                                                      ===========





(a) Variable Rate Security. Rate shown is rate in effect at
     March 31, 2010. Maturity date disclosed is the ultimate maturity.
(b)  Bond is insured by the following company:




                                                             AS A % OF
      INSURANCE COVERAGE                                    NET ASSETS
      ------------------                                    ----------
      Assured Guaranty Municipal Corp. ..................      37.32%




(c) Amount shown represents less than 0.05% of net assets.
(d)  Affiliated Fund managed by SSgA Funds Management,
     Inc. (See accompanying Notes to Schedules of
     Investments.)
(e) Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)
(f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to
     Schedules of Investments.)

SPDR DB INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------



                                             PRINCIPAL
SECURITY DESCRIPTION                          AMOUNT            VALUE
--------------------                         ---------          -----
FOREIGN GOVERNMENT OBLIGATIONS -- 98.8%
AUSTRALIA -- 3.2%
Commonwealth of Australia
  3.00%, 9/20/2025......................       8,549,520   $    7,992,971
  4.00%, 8/20/2015......................       5,803,748        5,639,222
  4.00%, 8/20/2020......................      18,521,676       18,704,232
                                                           --------------
                                                               32,336,425
                                                           --------------
BRAZIL -- 4.8%
Federal Republic of Brazil
  6.00%, 8/15/2012......................       5,402,010        3,010,404
  6.00%, 5/15/2015......................       2,150,148        1,186,434
  6.00%, 5/15/2017......................      48,846,419       26,965,949
  6.00%, 8/15/2024......................      23,727,741       13,079,385
  6.00%, 5/15/2035......................       7,264,837        3,982,212
                                                           --------------
                                                               48,224,384
                                                           --------------
CANADA -- 4.9%
Government of Canada
  2.00%, 12/1/2041......................       1,614,304        1,762,119
  3.00%, 12/1/2036......................       6,599,778        8,544,841
  4.00%, 12/1/2031......................      19,370,187       27,766,066
  4.25%, 12/1/2021......................       2,452,052        3,177,161
  4.25%, 12/1/2026......................       5,657,169        7,810,506
                                                           --------------
                                                               49,060,693
                                                           --------------
CHILE -- 3.4%
Republic of Chile
  3.00%, 5/1/2017.......................   1,595,887,520        3,059,684
  3.00%, 1/1/2018.......................  13,817,026,160       26,151,393
  3.00%, 3/1/2028.......................   2,456,826,840        4,320,365
  5.00%, 1/1/2016.......................     503,964,480        1,086,950
                                                           --------------
                                                               34,618,392
                                                           --------------
FRANCE -- 18.2%
Republic of France
  1.00%, 7/25/2017......................      37,102,544       51,403,292
  1.60%, 7/25/2011......................       4,203,764        5,903,689
  1.60%, 7/25/2015......................      25,214,272       36,355,519
  1.80%, 7/25/2040......................       3,789,936        5,473,798
  2.25%, 7/25/2020......................      38,905,471       57,823,038
  2.50%, 7/25/2013......................       5,851,724        8,695,509
  3.00%, 7/25/2012......................       4,068,441        6,019,173
  3.15%, 7/25/2032......................       4,988,099        8,814,032
  3.40%, 7/25/2029......................       1,605,554        2,875,052
                                                           --------------
                                                              183,363,102
                                                           --------------
GERMANY -- 4.7%
Federal Republic of Germany
  1.50%, 4/15/2016......................      21,505,684       30,807,459
  1.75%, 4/15/2020......................       4,738,076        6,795,112
  2.25%, 4/15/2013......................       6,380,723        9,295,099
                                                           --------------
                                                               46,897,670
                                                           --------------
GREECE -- 3.6%
Republic of Greece
  2.30%, 7/25/2030......................      15,280,811       14,851,899
  2.90%, 7/25/2025......................      18,434,030       21,161,705
                                                           --------------
                                                               36,013,604
                                                           --------------
ISRAEL -- 4.9%
State of Israel
  4.00%, 7/30/2021......................      63,311,221       19,761,332
  4.00%, 5/30/2036......................      12,721,891        3,997,556
  5.00%, 4/30/2015......................      80,521,125       25,818,921
                                                           --------------
                                                               49,577,809
                                                           --------------
ITALY -- 4.7%
Republic of Italy
  2.15%, 9/15/2014......................      12,082,217       17,474,848
  2.35%, 9/15/2035......................       3,313,123        4,715,204
  2.60%, 9/15/2023......................      17,741,121       25,330,604
                                                           --------------
                                                               47,520,656
                                                           --------------
JAPAN -- 4.5%
Government of Japan 10 Year Bond
  1.00%, 6/10/2016......................     293,118,000        3,031,876
  1.10%, 12/10/2016.....................   4,028,904,000       42,018,054
                                                           --------------
                                                               45,049,930
                                                           --------------
MEXICO -- 4.8%
United Mexican States
  3.50%, 12/19/2013.....................      13,732,518        1,165,177
  4.50%, 11/22/2035.....................     174,904,239       15,361,634
  5.00%, 6/16/2016......................     351,460,109       32,147,274
                                                           --------------
                                                               48,674,085
                                                           --------------
POLAND -- 2.6%
Republic of Poland
  3.00%, 8/24/2016......................      75,315,993       26,081,175
                                                           --------------
SOUTH AFRICA -- 3.8%
Republic of South Africa
  3.45%, 12/7/2033......................     107,637,397       14,656,579
  6.25%, 3/31/2013......................     152,750,695       23,347,325
                                                           --------------
                                                               38,003,904
                                                           --------------
SOUTH KOREA -- 2.5%
Republic of South Korea
  2.75%, 3/10/2017......................  27,721,345,760       25,020,893
                                                           --------------
SWEDEN -- 4.6%
Kingdom of Sweden
  3.50%, 12/1/2015......................      51,965,227        8,366,308
  3.50%, 12/1/2028......................      17,438,781        3,261,308
  4.00%, 12/1/2020......................     194,592,732       34,531,297
                                                           --------------
                                                               46,158,913
                                                           --------------
TURKEY -- 4.5%
Republic of Turkey
  9.00%, 5/21/2014......................      38,795,848       31,233,945
  10.00%, 2/15/2012.....................      18,885,165       14,341,907
                                                           --------------
                                                               45,575,852
                                                           --------------
UNITED KINGDOM -- 19.1%
United Kingdom Treasury Bond
  0.63%, 11/22/2042.....................         666,640        1,010,486
  0.75%, 11/22/2047.....................         922,935        1,502,852
  1.13%, 11/22/2037.....................       2,801,318        4,712,743
  1.25%, 11/22/2017.....................       9,536,139       15,339,083
  1.25%, 11/22/2027.....................      53,132,316       86,626,261
  1.25%, 11/22/2055.....................       4,636,956        9,112,992
  1.88%, 11/22/2022.....................      23,018,507       39,363,857

SPDR DB INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                             PRINCIPAL
SECURITY DESCRIPTION                          AMOUNT            VALUE
--------------------                         ---------          -----
  2.00%, 1/26/2035......................       1,971,360   $    3,810,518
  2.50%, 8/23/2011......................         263,179          420,376
  2.50%, 8/16/2013......................       7,402,588       12,396,937
  2.50%, 7/26/2016......................       3,635,550        6,276,439
  2.50%, 4/16/2020......................       1,796,018        3,206,490
  4.13%, 7/22/2030......................       3,373,253        8,259,436
                                                           --------------
                                                              192,038,470
                                                           --------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS --
  (Cost $980,920,221)...................                      994,215,957
                                                           --------------

                                              SHARES
                                              ------
SHORT TERM INVESTMENTS -- 0.0% (A)
MONEY MARKET FUND -- 0.0% (A)
State Street Institutional Liquid
  Reserves Fund (b)(c)
  (Cost $153,737).......................         153,737          153,737
                                                           --------------
TOTAL INVESTMENTS -- 98.8% (D)
  (Cost $981,073,958)...................                      994,369,694
OTHER ASSETS AND
  LIABILITIES -- 1.2%...................                       11,832,357
                                                           --------------
NET ASSETS -- 100.0%....................                   $1,006,202,051
                                                           ==============





(a)  Amount shown represents less than 0.05% of net assets.
(b)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(c) Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)
(d) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR BARCLAYS CAPITAL SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------



                                            PRINCIPAL
SECURITY DESCRIPTION                          AMOUNT          VALUE
--------------------                        ---------         -----
FOREIGN GOVERNMENT OBLIGATIONS -- 90.6%
AUSTRALIA -- 2.2%
Commonwealth of Australia
  4.75%, 11/15/2012.....................      1,600,000   $  1,452,802
  5.75%, 6/15/2011......................      1,725,000      1,605,093
                                                          ------------
                                                             3,057,895
                                                          ------------
AUSTRIA -- 1.9%
Republic of Austria
  5.00%, 7/15/2012 (a)..................      1,840,000      2,701,626
                                                          ------------
BELGIUM -- 3.5%
Kingdom of Belgium
  2.00%, 3/28/2012......................      2,360,000      3,253,988
  5.00%, 9/28/2011......................        775,000      1,111,398
  8.00%, 12/24/2012.....................        318,000        504,966
                                                          ------------
                                                             4,870,352
                                                          ------------
CANADA -- 4.1%
Government of Canada
  5.25%, 6/1/2012.......................      1,440,000      1,520,236
  6.00%, 6/1/2011.......................      4,000,000      4,163,343
                                                          ------------
                                                             5,683,579
                                                          ------------
DENMARK -- 2.1%
Kingdom of Denmark
  4.00%, 11/15/2012.....................      8,330,000      1,607,147
  6.00%, 11/15/2011.....................      7,019,000      1,374,184
                                                          ------------
                                                             2,981,331
                                                          ------------
FRANCE -- 4.4%
Republic of France
  3.75%, 1/12/2013......................        250,000        360,280
  5.00%, 4/25/2012......................      1,810,000      2,646,728
  6.50%, 4/25/2011......................      2,145,000      3,081,012
                                                          ------------
                                                             6,088,020
                                                          ------------
GERMANY -- 11.0%
Federal Republic of Germany
  4.00%, 4/13/2012......................      3,475,000      4,987,245
  5.00%, 7/4/2011.......................      4,675,000      6,661,131
  5.00%, 7/4/2012.......................      2,420,000      3,557,974
                                                          ------------
                                                            15,206,350
                                                          ------------
GREECE -- 2.1%
Republic of Greece
  4.30%, 3/20/2012......................      2,145,000      2,849,284
                                                          ------------
HUNGARY -- 1.8%
Republic of Hungary
  6.00%, 10/24/2012.....................     42,500,000        217,517
  6.75%, 4/22/2011......................    429,830,000      2,216,401
                                                          ------------
                                                             2,433,918
                                                          ------------
ITALY -- 11.3%
Republic of Italy
  3.00%, 3/1/2012.......................      2,335,000      3,255,387
  4.25%, 10/15/2012.....................      3,935,000      5,662,761
  4.75%, 2/1/2013.......................        230,000        336,437
  5.25%, 8/1/2011.......................      4,490,000      6,405,615
                                                          ------------
                                                            15,660,200
                                                          ------------
JAPAN -- 21.9%
Government of Japan 5 Year Bond
  0.90%, 12/20/2012.....................    600,000,000      6,533,463
  1.10%, 9/20/2012......................    236,000,000      2,580,950
  1.20%, 9/20/2011......................  1,303,750,000     14,161,161
  1.50%, 6/20/2012......................    606,600,000      6,677,800
Government of Japan 10 Year Bond
  1.30%, 6/20/2012......................     32,800,000        359,534
                                                          ------------
                                                            30,312,908
                                                          ------------
MEXICO -- 2.5%
United Mexican States
  7.50%, 6/21/2012......................      8,860,000        744,081
  9.00%, 12/22/2011.....................     31,580,000      2,729,020
                                                          ------------
                                                             3,473,101
                                                          ------------
NETHERLANDS -- 3.4%
Kingdom of the Netherlands
  5.00%, 7/15/2011......................      2,970,000      4,236,680
  5.00%, 7/15/2012......................        320,000        470,342
                                                          ------------
                                                             4,707,022
                                                          ------------
POLAND -- 2.6%
Republic of Poland
  4.75%, 4/25/2012......................     10,080,000      3,548,498
                                                          ------------
SINGAPORE -- 1.7%
Government of Singapore
  3.63%, 7/1/2011.......................      3,115,000      2,316,606
                                                          ------------
SOUTH AFRICA -- 1.5%
Republic of South Africa
  13.00%, 8/31/2011.....................     14,590,000      2,147,576
                                                          ------------
SOUTH KOREA -- 4.6%
Korea Treasury Bond
  4.75%, 12/10/2011.....................  7,000,000,000      6,326,479
                                                          ------------
SPAIN -- 4.4%
Kingdom of Spain
  2.75%, 4/30/2012......................        955,000      1,327,875
  5.00%, 7/30/2012......................      1,555,000      2,267,072
  5.35%, 10/31/2011.....................      1,610,000      2,320,310
  6.15%, 1/31/2013......................        150,000        226,947
                                                          ------------
                                                             6,142,204
                                                          ------------
SWEDEN -- 0.4%
Kingdom of Sweden
  5.50%, 10/8/2012......................      3,330,000        507,315
                                                          ------------
UNITED KINGDOM -- 3.2%
United Kingdom Treasury Bond
  5.00%, 3/7/2012.......................      2,040,000      3,322,261
  5.25%, 6/7/2012.......................        650,000      1,068,769
                                                          ------------
                                                             4,391,030
                                                          ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS --
  (Cost $130,155,135)...................                   125,405,294
                                                          ------------

SPDR BARCLAYS CAPITAL SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                          SHARES          VALUE
--------------------                          ------          -----
SHORT TERM INVESTMENTS -- 2.6%
UNITED STATES -- 2.6%
MONEY MARKET FUND -- 2.6%
State Street Institutional Liquid
  Reserves Fund (b)(c)
  (Cost $3,584,004).....................      3,584,004   $  3,584,004
                                                          ------------
TOTAL INVESTMENTS -- 93.2% (D)
  (Cost $133,739,139)...................                   128,989,298
OTHER ASSETS AND
  LIABILITIES -- 6.8%...................                     9,398,450
                                                          ------------
NET ASSETS -- 100.0%....................                  $138,387,748
                                                          ============





(a) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represent
     2.0% of net assets as of March 31, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments)
(c) Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(d) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)


At March 31, 2010, Open Forward Foreign Currency Exchange Contracts were as follows:

Forwards Foreign Currency Contracts to Buy:

                                                                         NET UNREALIZED
                      CONTRACTS TO         VALUE AT       IN EXCHANGE     APPRECIATION/
SETTLEMENT DATE         DELIVER         MARCH 31, 2010     FOR U.S. $    (DEPRECIATION)
---------------       ------------      --------------    -----------    --------------
    6/4/2010       200,000,000   KRW      $  176,913       $  170,969        $ 5,944
    6/4/2010           600,000   SGD         429,099          424,561          4,538
    6/4/2010        94,100,000   TWD       2,982,343        2,958,096         24,247
                                                                             -------
                                                                             $34,729
                                                                             =======



Forwards Foreign Currency Contracts to Sell:

                                                                     NET UNREALIZED
                    CONTRACTS TO       VALUE AT       IN EXCHANGE     APPRECIATION/
SETTLEMENT DATE       DELIVER       MARCH 31, 2010     FOR U.S. $    (DEPRECIATION)
---------------     ------------    --------------    -----------    --------------
    6/4/2010       200,000   SGD       $143,033         $142,764         $  (269)
                                                                         -------
                                                                         $34,460
                                                                         =======



KRW -- South Korean Won
SGD -- Singapore Dollar
TWD -- Taiwan Dollar

SPDR BARCLAYS CAPITAL INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------



                                            PRINCIPAL
SECURITY DESCRIPTION                          AMOUNT           VALUE
--------------------                        ---------          -----
FOREIGN GOVERNMENT OBLIGATIONS -- 94.8%
AUSTRALIA -- 2.8%
Commonwealth of Australia
  5.25%, 3/15/2019......................      2,330,000   $    2,069,578
  5.75%, 6/15/2011......................      7,150,000        6,652,993
  6.00%, 2/15/2017......................     17,635,000       16,508,872
  6.50%, 5/15/2013......................      8,390,000        7,968,591
                                                          --------------
                                                              33,200,034
                                                          --------------
AUSTRIA -- 3.6%
Republic of Austria
  3.80%, 10/20/2013 (a).................     11,300,000       16,350,081
  4.65%, 1/15/2018......................     11,285,000       16,933,058
  6.25%, 7/15/2027......................      5,315,000        9,229,067
                                                          --------------
                                                              42,512,206
                                                          --------------
BELGIUM -- 4.7%
Kingdom of Belgium
  4.00%, 3/28/2019......................      2,870,000        4,080,749
  5.00%, 9/28/2012......................     15,545,000       22,934,977
  5.00%, 3/28/2035......................      4,875,000        7,431,789
  5.50%, 9/28/2017......................     13,185,000       20,802,158
                                                          --------------
                                                              55,249,673
                                                          --------------
CANADA -- 4.7%
Government of Canada
  3.75%, 6/1/2019.......................      6,725,000        6,712,737
  4.00%, 6/1/2016.......................     18,545,000       19,177,820
  5.00%, 6/1/2037.......................      6,050,000        6,860,702
  5.25%, 6/1/2012.......................     15,040,000       15,878,018
  5.75%, 6/1/2029.......................      5,360,000        6,437,336
                                                          --------------
                                                              55,066,613
                                                          --------------
DENMARK -- 2.8%
Kingdom of Denmark
  4.00%, 11/15/2017.....................     27,005,000        5,210,121
  4.00%, 11/15/2019.....................     16,920,000        3,227,802
  4.50%, 11/15/2039.....................     34,410,000        6,909,581
  5.00%, 11/15/2013.....................     89,820,000       18,038,688
                                                          --------------
                                                              33,386,192
                                                          --------------
FRANCE -- 4.5%
Republic of France
  2.50%, 1/15/2015......................      1,500,000        2,050,311
  3.75%, 10/25/2019.....................     15,400,000       21,549,006
  4.00%, 4/25/2013......................      3,390,000        4,927,821
  5.00%, 4/25/2012......................      8,280,000       12,107,687
  5.75%, 10/25/2032.....................      7,655,000       13,080,570
                                                          --------------
                                                              53,715,395
                                                          --------------
GERMANY -- 10.1%
Federal Republic of Germany
  4.00%, 1/4/2037.......................      7,145,000        9,887,356
  4.25%, 7/4/2017.......................     31,790,000       47,303,199
  4.50%, 1/4/2013.......................     33,085,000       48,622,653
  5.63%, 1/4/2028.......................      8,500,000       14,259,828
                                                          --------------
                                                             120,073,036
                                                          --------------
GREECE -- 4.1%
Republic of Greece
  3.70%, 7/20/2015......................     16,410,000       19,694,380
  4.30%, 3/20/2012......................     14,470,000       19,221,046
  4.30%, 7/20/2017......................      8,175,000        9,704,110
  4.50%, 9/20/2037......................        300,000          297,587
                                                          --------------
                                                              48,917,123
                                                          --------------
ITALY -- 11.5%
Republic of Italy
  4.00%, 2/1/2037.......................     15,930,000       19,443,789
  4.25%, 9/1/2019.......................     10,000,000       14,104,302
  4.75%, 2/1/2013.......................     28,715,000       42,003,386
  5.00%, 2/1/2012.......................        480,000          691,932
  5.25%, 8/1/2017.......................     24,485,000       37,588,367
  6.50%, 11/1/2027......................     13,455,000       22,509,476
                                                          --------------
                                                             136,341,252
                                                          --------------
JAPAN -- 18.8%
Government of Japan 10 Year Bond
  1.30%, 6/20/2012......................  4,647,600,000       50,944,242
  1.50%, 9/20/2014......................  4,228,400,000       47,238,387
  1.70%, 12/20/2016.....................  2,660,600,000       30,041,545
Government of Japan 20 Year Bond
  1.90%, 3/20/2029......................    774,700,000        7,996,614
  2.30%, 6/20/2027......................  2,262,200,000       25,144,411
  2.60%, 3/20/2019......................  1,758,800,000       21,027,316
  2.90%, 9/20/2019......................  2,250,200,000       27,450,345
Government of Japan 30 Year Bond
  2.40%, 3/20/2037......................  1,201,750,000       13,150,185
                                                          --------------
                                                             222,993,045
                                                          --------------
MEXICO -- 3.0%
United Mexican States
  7.25%, 12/15/2016.....................    105,650,000        8,570,120
  9.00%, 12/20/2012.....................    181,250,000       15,824,679
  10.00%, 12/5/2024.....................    110,280,000       10,537,454
                                                          --------------
                                                              34,932,253
                                                          --------------
NETHERLANDS -- 4.2%
Kingdom of the Netherlands
  3.75%, 7/15/2014......................      8,460,000       12,267,758
  4.00%, 7/15/2018......................        685,000          990,586
  4.00%, 1/15/2037......................        300,000          410,493
  4.50%, 7/15/2017......................      9,360,000       14,013,201
  5.00%, 7/15/2011......................     13,280,000       18,943,807
  5.50%, 1/15/2028......................      1,685,000        2,779,492
                                                          --------------
                                                              49,405,337
                                                          --------------
POLAND -- 2.9%
Republic of Poland
  4.25%, 5/24/2011......................     41,160,000       14,481,595
  4.75%, 4/25/2012......................      8,855,000        3,117,257
  5.25%, 10/25/2017.....................     12,500,000        4,377,874
  5.75%, 9/23/2022......................      7,340,000        2,590,937
  6.25%, 10/24/2015.....................     28,020,000       10,340,795
                                                          --------------
                                                              34,908,458
                                                          --------------
SOUTH AFRICA -- 2.6%
Republic of South Africa
  7.25%, 1/15/2020......................     38,525,000        4,755,782
  10.50%, 12/21/2026 (b)................     56,065,000        8,728,992
  13.50%, 9/15/2015.....................    100,335,000       16,949,681
                                                          --------------
                                                              30,434,455
                                                          --------------

SPDR BARCLAYS CAPITAL INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                            PRINCIPAL
SECURITY DESCRIPTION                          AMOUNT           VALUE
--------------------                        ---------          -----
SPAIN -- 4.5%
Kingdom of Spain
  3.15%, 1/31/2016......................     14,720,000   $   20,049,876
  4.20%, 1/31/2037......................      5,175,000        6,550,642
  4.60%, 7/30/2019......................     10,080,000       14,575,221
  6.15%, 1/31/2013......................      8,350,000       12,633,397
                                                          --------------
                                                              53,809,136
                                                          --------------
SWEDEN -- 2.7%
Kingdom of Sweden
  3.75%, 8/12/2017......................     90,035,000       13,225,399
  4.25%, 3/12/2019......................     54,820,000        8,312,653
  5.50%, 10/8/2012......................     70,675,000       10,767,111
                                                          --------------
                                                              32,305,163
                                                          --------------
TAIWAN -- 3.1%
Government of Taiwan
  0.25%, 10/21/2011.....................    220,000,000        6,900,171
  1.38%, 9/9/2019.......................    305,000,000        9,589,253
  2.00%, 7/20/2014......................    330,000,000       10,868,272
  2.13%, 8/13/2029......................    220,000,000        7,057,887
  2.38%, 9/21/2017......................     50,000,000        1,702,961
                                                          --------------
                                                              36,118,544
                                                          --------------
UNITED KINGDOM -- 4.2%
United Kingdom Treasury Bond
  4.50%, 3/7/2019.......................      2,550,000        4,061,114
  4.75%, 9/7/2015.......................      7,260,000       12,064,301
  4.75%, 12/7/2038......................      8,502,000       13,407,397
  5.00%, 3/7/2012.......................      3,750,000        6,107,098
  5.00%, 3/7/2025.......................      8,345,000       13,543,367
                                                          --------------
                                                              49,183,277
                                                          --------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS --
  (Cost $1,093,703,779).................                   1,122,551,192
                                                          --------------

                                              SHARES
                                              ------
SHORT TERM INVESTMENTS -- 0.4%
MONEY MARKET FUNDS -- 0.4%
State Street Institutional Liquid
  Reserves Fund (c).....................      2,035,803        2,035,803
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........      2,963,947        2,963,947
                                                          --------------
TOTAL SHORT TERM INVESTMENTS -- (E)
  (Cost $4,999,750).....................                       4,999,750
                                                          --------------
TOTAL INVESTMENTS -- 95.2% (F)
  (Cost $1,098,703,529).................                   1,127,550,942
OTHER ASSETS AND
  LIABILITIES -- 4.8%...................                      57,397,159
                                                          --------------
NET ASSETS -- 100.0%....................                  $1,184,948,101
                                                          ==============





(a) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents
     1.4% of net assets as of March 31, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Security, or portion thereof, was on loan at March 31, 2010.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments.)
(d)  Investments of cash collateral for securities loaned.
(e) Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)
(f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments.)


At March 31, 2010, Open Forward Foreign Currency Exchange Contracts were as follows:

Forwards Foreign Currency Contracts to Buy:

                                                                         NET UNREALIZED
                      CONTRACTS TO         VALUE AT       IN EXCHANGE     APPRECIATION/
SETTLEMENT DATE         DELIVER         MARCH 31, 2010     FOR U.S. $    (DEPRECIATION)
---------------       ------------      --------------    -----------    --------------
    6/4/2010         1,000,000   EUR      $1,353,137       $1,357,540        $(4,403)
    6/4/2010       155,500,000   TWD       4,928,313        4,929,545         (1,232)
    6/4/2010         8,000,000   ZAR       1,078,152          997,107         81,045
                                                                             -------
                                                                             $75,410
                                                                             =======


SPDR BARCLAYS CAPITAL INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

Forwards Foreign Currency Contracts to Sell:

                                                                         NET UNREALIZED
                      CONTRACTS TO         VALUE AT       IN EXCHANGE     APPRECIATION/
SETTLEMENT DATE         DELIVER         MARCH 31, 2010     FOR U.S. $    (DEPRECIATION)
---------------       ------------      --------------    -----------    --------------
    6/4/2010         1,000,000   EUR      $1,353,137       $1,367,560       $ 14,423
    6/4/2010       145,500,000   TWD       4,611,380        4,569,840        (41,540)
    6/4/2010         7,000,000   ZAR         943,383          920,326        (23,057)
                                                                            --------
                                                                            $(50,174)
                                                                            ========
                                                                            $ 25,236
                                                                            ========



EUR -- Euro Currency
TWD -- Taiwan Dollar
ZAR -- South African Rand

SPDR BARCLAYS CAPITAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------



                                            PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT           VALUE
--------------------                        ---------         -----
CORPORATE BONDS & NOTES -- 96.3%
AEROSPACE & DEFENSE -- 1.0%
BE Aerospace, Inc.
  8.50%, 7/1/2018.......................  $ 15,944,000   $   17,020,220
Bombardier, Inc.
  7.75%, 3/15/2020 (a)..................    23,605,000       24,667,225
                                                         --------------
                                                             41,687,445
                                                         --------------
AIRLINES -- 0.9%
Delta Air Lines, Inc.
  9.50%, 9/15/2014 (a)..................    20,965,000       22,039,456
United Air Lines, Inc.
  9.75%, 1/15/2017 (b)..................    18,000,000       18,945,000
                                                         --------------
                                                             40,984,456
                                                         --------------
AUTO COMPONENTS -- 0.8%
The Goodyear Tire & Rubber Co.
  10.50%, 5/15/2016.....................    30,499,000       32,938,920
                                                         --------------
AUTOMOBILES -- 0.7%
Navistar International Corp.
  8.25%, 11/1/2021......................    28,775,000       29,350,500
                                                         --------------
BEVERAGES -- 0.5%
Constellation Brands, Inc.
  7.25%, 5/15/2017......................    20,000,000       20,500,000
                                                         --------------
BIOTECHNOLOGY -- 0.4%
Talecris Biotherapeutics Holdings Corp.
  7.75%, 11/15/2016 (a).................    17,375,000       17,461,875
                                                         --------------
BUILDING PRODUCTS -- 0.5%
Nortek, Inc.
  11.00%, 12/1/2013.....................            57               61
Ply Gem Industries, Inc.
  11.75%, 6/15/2013.....................    20,769,000       21,911,295
                                                         --------------
                                                             21,911,356
                                                         --------------
CHEMICALS -- 2.0%
Ashland, Inc.
  9.13%, 6/1/2017 (a)...................    18,525,000       20,748,000
Hexion Finance Escrow LLC / Hexion
  Escrow Corp.
  Series 1 8.88%, 2/1/2018 (a)..........    28,615,000       28,185,775
Huntsman International LLC
  5.50%, 6/30/2016 (a)..................    16,540,000       15,010,050
Terra Capital, Inc.
  7.75%, 11/1/2019......................    17,100,000       20,648,250
                                                         --------------
                                                             84,592,075
                                                         --------------
COMMERCIAL BANKS -- 0.6%
Royal Bank of Scotland Group PLC
  7.64%, 3/31/2049 (c)..................    42,715,000       26,910,450
                                                         --------------
COMMERCIAL SERVICES & SUPPLIES -- 1.7%
Ceridian Corp.
  11.25%, 11/15/2015....................    24,100,000       23,075,750
National Money Mart Co.
  10.38%, 12/15/2016 (a)................    17,540,000       18,614,325
The ServiceMaster Co. PIK
  10.75%, 7/15/2015 (a).................    30,500,000       32,025,000
                                                         --------------
                                                             73,715,075
                                                         --------------
CONTAINERS & PACKAGING -- 0.4%
Owens-Brockway Glass Container, Inc.
  7.38%, 5/15/2016......................    16,740,000       17,577,000
                                                         --------------
DISTRIBUTORS -- 0.7%
McJunkin Red Man Corp.
  9.50%, 12/15/2016 (a).................    30,540,000       31,188,975
                                                         --------------
DIVERSIFIED CONSUMER SERVICES -- 0.8%
Reynolds Group Issuer, Inc.
  7.75%, 10/15/2016 (a).................    31,900,000       32,777,250
                                                         --------------
DIVERSIFIED FINANCIAL SERVICES -- 8.8%
CEVA Group PLC
  11.50%, 4/1/2018 (a)..................     1,000,000        1,037,500
Citigroup Capital XXI
  8.30%, 12/21/2077 (c).................    67,760,000       68,607,000
Ford Motor Credit Co. LLC
  7.50%, 8/1/2012.......................    50,100,000       51,877,598
GMAC, Inc.:
  6.63%, 5/15/2012......................       197,000          198,970
  6.88%, 9/15/2011......................    88,937,000       90,382,227
Icahn Enterprises LP / Icahn Enterprises
  Finance Corp.
  8.00%, 1/15/2018 (a)..................    34,455,000       33,206,006
Mizuho Capital Investment USD 2, Ltd.
  14.95%, 12/31/2049 (a)(c).............    23,500,000       30,021,720
New Communications Holdings, Inc.
  8.25%, 4/15/2017 (a)..................    30,000,000       30,525,000
Nuveen Investments, Inc.
  10.50%, 11/15/2015....................    22,405,000       21,732,850
Petroplus Finance, Ltd.
  7.00%, 5/1/2017 (a)...................    16,750,000       14,405,000
SMFG Preferred Capital USD 3 Ltd.
  9.50%, 7/25/2049 (a)(c)...............    32,875,000       37,578,426
                                                         --------------
                                                            379,572,297
                                                         --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 6.8%
Cricket Communications, Inc.:
  7.75%, 5/15/2016......................    32,105,000       33,308,938
  9.38%, 11/1/2014......................     2,668,000        2,714,690
Global Crossing, Ltd.
  12.00%, 9/15/2015 (a)(b)..............    20,965,000       23,271,150
Inmarsat Finance PLC
  7.38%, 12/1/2017 (a)..................    17,375,000       18,070,000
Intelsat Jackson Holdings SA
  11.25%, 6/15/2016.....................     4,680,000        5,066,100
Intelsat Luxembourg SA
  11.25%, 2/4/2017 (d)..................    79,500,000       84,071,250
Level 3 Financing, Inc.:
  8.75%, 2/15/2017......................     3,000,000        2,745,000
  10.00%, 2/1/2018 (a)..................    18,750,000       17,906,250
Virgin Media Finance PLC
  9.50%, 8/15/2016......................    39,835,000       43,519,737
Wind Acquisition Finance SA
  11.75%, 7/15/2017 (a).................    55,850,000       61,714,250
                                                         --------------
                                                            292,387,365
                                                         --------------

SPDR BARCLAYS CAPITAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                            PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT           VALUE
--------------------                        ---------         -----
ELECTRIC UTILITIES -- 5.7%
Calpine Corp.
  7.25%, 10/15/2017 (a).................  $ 35,555,000   $   34,932,787
Edison Mission Energy
  7.00%, 5/15/2017......................    33,039,000       23,044,702
Intergen NV
  9.00%, 6/30/2017 (a)..................    36,309,000       37,398,270
NRG Energy, Inc.:
  7.38%, 2/1/2016.......................     3,608,000        3,580,940
  8.50%, 6/15/2019......................    20,325,000       20,579,063
RRI Energy, Inc.
  7.88%, 6/15/2017......................    21,490,000       19,287,275
Texas Competitive Electric Holdings Co.
  LLC
  10.25%, 11/1/2015.....................    86,285,000       59,968,075
The AES Corp.
  8.00%, 10/15/2017.....................    44,509,000       45,176,635
                                                         --------------
                                                            243,967,747
                                                         --------------
ELECTRONIC EQUIPMENT, INSTRUMENTS &
  COMPONENTS -- 0.6%
NXP BV/NXP Funding LLC
  9.50%, 10/15/2015.....................    27,000,000       26,730,000
                                                         --------------
FOOD PRODUCTS -- 1.6%
JBS USA LLC/JBS USA Finance, Inc.
  11.63%, 5/1/2014 (a)(b)...............    17,050,000       19,437,000
Smithfield Foods, Inc.
  10.00%, 7/15/2014 (a).................    23,705,000       26,431,075
Tyson Foods, Inc.
  10.50%, 3/1/2014......................    21,300,000       25,293,750
                                                         --------------
                                                             71,161,825
                                                         --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.3%
Bausch & Lomb, Inc.
  9.88%, 11/1/2015......................    18,102,000       19,142,865
Biomet, Inc.
  11.63%, 10/15/2017....................    29,492,000       33,031,040
Boston Scientific Corp.
  6.00%, 1/15/2020......................    24,390,000       23,041,013
VWR Funding, Inc. PIK
  Series B 10.25%, 7/15/2015............    20,933,593       22,189,609
                                                         --------------
                                                             97,404,527
                                                         --------------
HEALTH CARE PROVIDERS & SERVICES -- 6.6%
Apria Healthcare Group, Inc.
  11.25%, 11/1/2014 (a).................    20,345,000       22,125,188
Community Health Systems, Inc.
  8.88%, 7/15/2015......................    79,791,000       82,583,685
HCA, Inc.
  9.25%, 11/15/2016.....................    94,213,000      100,160,196
Tenet Healthcare Corp.:
  8.88%, 7/1/2019 (a)...................    25,135,000       27,208,637
  10.00%, 5/1/2018 (a)..................     3,125,000        3,500,000
US Oncology, Inc.
  9.13%, 8/15/2017......................    21,840,000       22,822,800
Vanguard Health Holding Co. II
  LLC/Vanguard Holding Co. II, Inc.
  Series 1 8.00%, 2/1/2018 (a)..........    27,205,000       26,456,862
                                                         --------------
                                                            284,857,368
                                                         --------------
HOTELS, RESTAURANTS & LEISURE -- 2.8%
Ameristar Casinos, Inc.
  9.25%, 6/1/2014.......................    18,060,000       18,917,850
Harrah's Operating Co., Inc.
  10.00%, 12/15/2018....................    89,372,000       73,955,330
MGM Mirage, Inc.:
  11.13%, 11/15/2017 (a)................    23,445,000       26,375,625
  13.00%, 11/15/2013....................     2,361,000        2,750,565
                                                         --------------
                                                            121,999,370
                                                         --------------
HOUSEHOLD DURABLES -- 0.5%
K Hovnanian Enterprises, Inc.:
  8.63%, 1/15/2017......................       100,000           77,250
  10.63%, 10/15/2016....................    21,500,000       22,897,500
                                                         --------------
                                                             22,974,750
                                                         --------------
INSURANCE -- 3.6%
American International Group, Inc.
  8.18%, 5/15/2058 (c)..................   115,975,000       97,998,875
Liberty Mutual Group, Inc.
  10.75%, 6/15/2058 (a)(c)..............    36,200,000       40,544,000
MBIA Insurance Corp.
  14.00%, 1/15/2033 (a)(c)..............    26,850,000       18,795,000
                                                         --------------
                                                            157,337,875
                                                         --------------
INTERNET SOFTWARE & SERVICES -- 0.5%
Equinix, Inc.
  8.13%, 3/1/2018.......................    21,530,000       22,283,550
                                                         --------------
IT SERVICES -- 2.4%
First Data Corp.
  11.25%, 3/31/2016.....................    61,420,000       49,136,000
First Data Corp. PIK
  10.55%, 9/24/2015.....................    36,319,875       30,690,294
GXS Worldwide, Inc.
  9.75%, 6/15/2015 (a)..................    22,640,000       21,791,000
                                                         --------------
                                                            101,617,294
                                                         --------------
MACHINERY -- 1.2%
Case New Holland, Inc.
  7.75%, 9/1/2013 (a)...................    29,325,000       30,424,687
Terex Corp.
  8.00%, 11/15/2017.....................    22,269,000       21,656,603
                                                         --------------
                                                             52,081,290
                                                         --------------
MEDIA -- 9.8%
AMC Entertainment, Inc.
  8.75%, 6/1/2019.......................    15,875,000       16,668,750
Cablevision Systems Corp.
  8.63%, 9/15/2017 (a)..................    25,875,000       27,362,812
CCH II LLC / CCH II Capital Corp.
  13.50%, 11/30/2016....................    51,325,000       61,718,312
Cengage Learn Aquisitions, Inc.
  10.50%, 1/15/2015 (a).................    33,820,000       32,467,200

SPDR BARCLAYS CAPITAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                            PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT           VALUE
--------------------                        ---------         -----
Cequel Communications Holdings I LLC and
  Cequel Capital Corp.
  8.63%, 11/15/2017 (a).................  $ 16,075,000   $   16,517,063
Clear Channel Worldwide Holdings, Inc.
  9.25%, 12/15/2017 (a).................    57,350,000       59,930,750
DISH DBS Corp.:
  7.13%, 2/1/2016.......................     4,002,000        4,077,038
  7.88%, 9/1/2019.......................    29,170,000       30,336,800
Quebecor Media, Inc.
  7.75%, 3/15/2016......................    18,782,000       19,016,775
Sirius XM Radio, Inc.
  8.75%, 4/1/2015 (a)...................    25,575,000       25,479,094
The Interpublic Group of Cos., Inc.
  10.00%, 7/15/2017.....................    16,270,000       18,405,438
The McClatchy Co.
  11.50%, 2/15/2017 (a).................    25,505,000       26,046,981
Umbrella Acquisition, Inc. PIK
  9.75%, 3/15/2015 (a)..................    20,099,625       17,335,927
Unitymedia Hessen Gmbh & Co.
  8.13%, 12/1/2017 (a)..................    22,980,000       23,698,125
Videotron Ltee
  9.13%, 4/15/2018......................     8,345,000        9,273,381
WMG Acquisition Corp.
  9.50%, 6/15/2016 (a)..................    30,715,000       32,826,656
                                                         --------------
                                                            421,161,102
                                                         --------------
METALS & MINING -- 2.4%
Steel Dynamics, Inc.
  7.38%, 11/1/2012......................    19,587,000       20,370,480
Teck Resources Ltd.
  10.75%, 5/15/2019.....................    55,115,000       67,515,875
United States Steel Corp.
  7.38%, 4/1/2020.......................    17,445,000       17,488,613
                                                         --------------
                                                            105,374,968
                                                         --------------
MULTILINE RETAIL -- 2.8%
Dollar General Corp.
  10.63%, 7/15/2015 (b).................    27,127,000       29,771,882
JC Penney Corp, Inc.
  6.38%, 10/15/2036.....................    19,712,000       18,356,800
Macy's Retail Holdings, Inc.:
  5.90%, 12/1/2016......................     3,625,000        3,615,938
  8.88%, 7/15/2015......................    19,620,000       22,170,600
Rite Aid Corp.
  9.50%, 6/15/2017......................    22,040,000       18,513,600
SUPERVALU, Inc.
  8.00%, 5/1/2016 (b)...................    28,488,000       28,844,100
                                                         --------------
                                                            121,272,920
                                                         --------------
OIL, GAS & CONSUMABLE FUELS -- 11.9%
Arch Coal, Inc.
  8.75%, 8/1/2016 (a)...................    17,535,000       18,543,263
Chesapeake Energy Corp.
  9.50%, 2/15/2015......................    40,488,000       44,030,700
CITIC Resources Finance, Ltd.
  6.75%, 5/15/2014 (a)..................    20,900,000       21,318,000
Consol Energy, Inc.
  8.00%, 4/1/2017 (a)...................    38,000,000       39,045,000
Crosstex Energy LP/Crosstex Energy
  Finance Corp.
  8.88%, 2/15/2018 (a)..................    21,140,000       21,800,625
Denbury Resources, Inc.
  8.25%, 2/15/2020......................    27,825,000       29,494,500
Dynegy Holdings, Inc.
  7.75%, 6/1/2019.......................    32,543,000       24,569,965
El Paso Corp.:
  7.00%, 6/15/2017......................    25,642,000       26,169,943
  7.25%, 6/1/2018.......................     4,000,000        4,127,628
Energy XXI Gulf Coast, Inc.
  10.00%, 6/15/2013.....................           839              860
Energy XXI Gulf Coast, Inc. PIK
  16.00%, 6/15/2014 (a).................           129              149
Enterprise Products Operating LLC
  7.03%, 1/15/2068 (c)..................    18,880,000       17,959,600
Expro Finance Luxembourg SCA
  8.50%, 12/15/2016 (a).................    39,615,000       40,011,150
Forest Oil Corp.
  7.25%, 6/15/2019......................    28,948,000       29,092,740
Linn Energy LLC/ Linn Energy Finance
  Corp.
  8.63%, 4/15/2020 (a)..................    22,680,000       22,708,350
Newfield Exploration Co.:
  6.88%, 2/1/2020.......................    19,500,000       19,646,250
  7.13%, 5/15/2018......................       925,000          938,875
OPTI Canada, Inc.
  8.25%, 12/15/2014.....................    19,782,000       18,595,080
PetroHawk Energy Corp.
  7.88%, 6/1/2015.......................    22,275,000       22,692,656
Plains Exploration & Production Co.
  7.75%, 6/15/2015......................    16,171,000       16,393,351
Quicksilver Resources, Inc.
  11.75%, 1/1/2016......................    17,385,000       19,905,825
Sabine Pass LNG LP
  7.50%, 11/30/2016.....................    41,673,000       36,776,422
SandRidge Energy, Inc.
  8.00%, 6/1/2018 (a)...................    21,045,000       19,992,750
Southern Union Co.
  7.20%, 11/1/2066 (c)..................        25,000           23,188
Southwestern Energy Co.
  7.50%, 2/1/2018.......................    15,971,000       17,328,535
                                                         --------------
                                                            511,165,405
                                                         --------------
PAPER & FOREST PRODUCTS -- 1.6%
Georgia-Pacific LLC
  8.25%, 5/1/2016 (a)...................    20,850,000       22,726,500
NewPage Corp.
  11.38%, 12/31/2014....................    48,465,000       48,222,675
                                                         --------------
                                                             70,949,175
                                                         --------------
PHARMACEUTICALS -- 0.4%
Elan Finance PLC/ Elan Finance Corp.
  8.75%, 10/15/2016 (a).................    17,285,000       17,112,150
                                                         --------------
REAL ESTATE INVESTMENT TRUSTS -- 2.3%
Evergrande Real Estate Group Ltd.
  13.00%, 1/27/2015 (a).................    21,000,000       21,525,000
Felcor Lodging LP
  10.00%, 10/1/2014.....................    17,335,000       17,855,050

SPDR BARCLAYS CAPITAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                            PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT           VALUE
--------------------                        ---------         -----
Residential Capital LLC
  9.63%, 5/15/2015......................  $ 60,665,000   $   59,755,025
                                                         --------------
                                                             99,135,075
                                                         --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.4%
Atlantic Finance Ltd.
  Series 1 8.75%, 5/27/2014 (a).........    20,700,000       21,746,178
Realogy Corp.
  10.50%, 4/15/2014.....................    47,322,000       40,815,225
                                                         --------------
                                                             62,561,403
                                                         --------------
ROAD & RAIL -- 0.5%
RailAmerica, Inc.
  9.25%, 7/1/2017.......................    18,568,000       19,798,130
                                                         --------------
SEMICONDUCTORS -- 0.9%
Freescale Semiconductor, Inc.
  8.88%, 12/15/2014.....................    40,913,000       39,071,915
                                                         --------------
SPECIALTY RETAIL -- 2.2%
Blockbuster, Inc.
  11.75%, 10/1/2014 (a).................    18,829,000       13,886,388
Limited Brands, Inc.
  6.90%, 7/15/2017 (b)..................    19,521,000       19,911,420
QVC, Inc.
  7.50%, 10/1/2019 (a)..................    28,315,000       28,881,300
Toys R Us Property Co. I LLC
  10.75%, 7/15/2017 (a).................    27,025,000       30,132,875
                                                         --------------
                                                             92,811,983
                                                         --------------
WIRELESS TELECOMMUNICATION SERVICES -- 5.7%
Avaya, Inc.
  9.75%, 11/1/2015......................    17,000,000       16,575,000
Avaya, Inc. PIK
  10.13%, 11/1/2015.....................     5,000,000        4,800,000
CC Holdings GS V LLC/Crown Castle GS III
  Corp.
  7.75%, 5/1/2017 (a)...................     2,040,000        2,223,600
Cincinnati Bell, Inc.
  8.75%, 3/15/2018......................    17,500,000       17,653,125
Clearwire Communications LLC/Clearwire
  Finance, Inc.:
  12.00%, 12/1/2015 (a).................    20,750,000       21,113,125
  12.00%, 12/1/2015 (a).................    25,430,000       25,938,600
Crown Castle International Corp.
  9.00%, 1/15/2015......................    24,850,000       26,900,125
NII Capital Corp.
  10.00%, 8/15/2016 (a)(b)..............    22,100,000       24,199,500
Qwest Communications International, Inc.
  7.13%, 4/1/2018 (a)...................    23,175,000       23,928,187
Sprint Nextel Corp.
  8.38%, 8/15/2017......................    37,000,000       37,185,000
Telesat Canada / Telesat LLC
  11.00%, 11/1/2015.....................    17,425,000       19,385,313
Windstream Corp.
  7.88%, 11/1/2017......................    26,250,000       25,856,250
                                                         --------------
                                                            245,757,825
                                                         --------------
TOTAL CORPORATE BONDS & NOTES --
  (Cost $3,845,016,643).................                  4,152,142,686
                                                         --------------

                                             SHARES
                                             ------
SHORT TERM INVESTMENTS -- 1.6%
MONEY MARKET FUND -- 1.6%
State Street Institutional Liquid
  Reserves Fund (e)(f)
  (Cost $69,794,491)....................    69,794,491       69,794,491
                                                         --------------
TOTAL INVESTMENTS -- 97.9% (G)
  (Cost $3,914,811,134).................                  4,221,937,177
OTHER ASSETS AND
  LIABILITIES -- 2.1%...................                     90,592,460
                                                         --------------
NET ASSETS -- 100.0%....................                 $4,312,529,637
                                                         ==============





(a) Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent
     35.8% of net assets as of March 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Securities are valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with the procedures approved by the Board of Trustees.
(c) Variable Rate Security. Rate shown is rate in effect at March 31, 2010. Maturity date disclosed is the ultimate maturity.
(d) Step-up Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2010.
     Maturity date disclosed is the ultimate maturity.
(e)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (See accompanying Notes to Schedules of Investments).
(f) Value determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments).
(g) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments).


PIK = Payment in Kind

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY VALUATION

The value of each Fund's portfolio securities and other financial instruments are based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. Variable Rate Demand Obligations are valued at par. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. U.S. fixed income securities may be valued as of the announced closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the "Board") believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the "Committee"). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgements and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Effective July 1, 2008, the Funds adopted the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides Funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

- Level 1 -- quoted prices in active markets for identical investments

- Level 2 -- other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 -- significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds' net assets are computed and that may materially affect the value of the Funds' investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund's net asset value and the prices used by the Fund's benchmark index, which, in turn, could result in a difference between the Fund's performance and the performance of the Fund's benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Fund's investments by debt securities issued by the U.S. government or U.S. government agencies, corporate debt securities, commercial mortgage obligations, debt issued by state of the U.S. and political subdivisions of states.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

The following table summarizes the inputs used in valuing the Funds' investments, as of March 31, 2010:

                                                               LEVEL 2 --       LEVEL 3 --
                                            LEVEL 1 --     OTHER SIGNIFICANT    SIGNIFICANT
                                              QUOTED           OBSERVABLE      UNOBSERVABLE
SPDR SERIES TRUST                             PRICES             INPUTS           INPUTS           TOTAL
-----------------                         --------------   -----------------   ------------   --------------
SPDR Dow Jones Total Market ETF.........  $  210,799,673     $           --         $--       $  210,799,673
SPDR Dow Jones Large Cap ETF............      54,555,348                 --          --           54,555,348
SPDR Dow Jones Large Cap Growth ETF.....     201,810,147                 --          --          201,810,147
SPDR Dow Jones Large Cap Value ETF......     114,784,788                 --          --          114,784,788
SPDR Dow Jones Mid Cap ETF..............      66,472,732                 --          --           66,472,732
SPDR Dow Jones Mid Cap Growth ETF.......     114,586,432                 --          --          114,586,432
SPDR Dow Jones Mid Cap Value ETF........      28,652,117                 --          --           28,652,117
SPDR Dow Jones Small Cap ETF............      59,023,750                 --          --*          59,023,750
SPDR Dow Jones Small Cap Growth ETF.....     194,215,836                 --          --          194,215,836
SPDR Dow Jones Small Cap Value ETF......     149,062,396                 --          --*         149,062,396
SPDR DJ Global Titans ETF...............      94,707,015                 --          --           94,707,015
SPDR Dow Jones REIT ETF.................   1,434,036,765                 --          --        1,434,036,765
SPDR KBW Bank ETF.......................   1,150,339,890                 --          --        1,150,339,890
SPDR KBW Capital Markets ETF............      95,668,671                 --          --           95,668,671
SPDR KBW Insurance ETF..................     235,448,821                 --          --          235,448,821
SPDR KBW Mortgage Finance ETF...........       6,068,421                 --          --            6,068,421
SPDR KBW Regional Banking ETF...........   1,059,786,989                 --          --        1,059,786,989
SPDR Morgan Stanley Technology ETF......     245,994,581                 --          --          245,994,581
SPDR S&P Dividend ETF...................   2,065,737,560                 --          --        2,065,737,560
SPDR S&P Biotech ETF....................     700,986,433                 --          --          700,986,433
SPDR S&P Homebuilders ETF...............   1,036,755,940                 --          --        1,036,755,940
SPDR S&P Metals & Mining ETF............   1,005,562,340                 --          --        1,005,562,340
SPDR S&P Oil & Gas Equipment &
  Services ETF..........................     399,984,546                 --          --          399,984,546
SPDR S&P Oil & Gas Exploration &
  Production ETF........................     693,768,073                 --          --          693,768,073
SPDR S&P Pharmaceuticals ETF............     120,123,106                 --          --          120,123,106
SPDR S&P Retail ETF.....................   1,173,503,085                 --          --        1,173,503,085
SPDR S&P Semiconductor ETF..............     234,144,540                 --          --          234,144,540
SPDR Wells Fargo Preferred Stock ETF....      83,060,376                 --          --           83,060,376
SPDR Barclays Capital 1-3 Month T-
  Bill ETF..............................         287,959        956,172,007          --          956,459,966
SPDR Barclays Capital TIPS ETF..........      67,103,216        372,305,323          --          439,408,539
SPDR Barclays Capital Intermediate Term
  Treasury ETF..........................      45,851,317        222,535,965          --          268,387,282
SPDR Barclays Capital Long Term
  Treasury ETF..........................       2,172,657         21,070,673          --           23,243,330
SPDR Barclays Capital Intermediate Term
  Credit Bond ETF.......................      10,729,774         80,768,135          --           91,497,909
SPDR Barclays Capital Long Term Credit
  Bond ETF..............................       1,558,087         24,001,422          --           25,559,509
SPDR Barclays Capital Short Term
  Corporate Bond ETF....................       5,343,834         92,620,793          --           97,964,627
SPDR Barclays Capital Convertible
  Securities ETF........................     107,695,277        214,449,203          --          322,144,480
SPDR Barclays Capital Mortgage Backed
  Bond ETF..............................      10,704,597         13,302,340          --           24,006,937
SPDR Barclays Capital Aggregate
  Bond ETF..............................      97,711,701        218,925,247          --          316,636,948

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               LEVEL 2 --       LEVEL 3 --
                                            LEVEL 1 --     OTHER SIGNIFICANT    SIGNIFICANT
                                              QUOTED           OBSERVABLE      UNOBSERVABLE
SPDR SERIES TRUST                             PRICES             INPUTS           INPUTS           TOTAL
-----------------                         --------------   -----------------   ------------   --------------
SPDR Nuveen Barclays Capital Municipal
  Bond ETF..............................  $    1,332,724     $  856,225,713         $--       $  857,558,437
SPDR Nuveen Barclays Capital California
  Municipal Bond ETF....................         228,286         61,474,026          --           61,702,312
SPDR Nuveen Barclays Capital New York
  Municipal Bond ETF....................          61,198         19,819,227          --           19,880,425
SPDR Nuveen Barclays Capital Short Term
  Municipal Bond ETF....................       7,369,152      1,067,522,610          --        1,074,891,762
SPDR S&P VRDO Municipal Bond ETF........           5,081         14,998,000          --           15,003,081
SPDR DB International Government
  Inflation-Protected Bond ETF..........         153,737        994,215,957          --          994,369,694
SPDR Barclays Capital Short Term
  International Treasury ETF............       3,584,004        125,405,294          --          128,989,298
SPDR Barclays Capital International
  Treasury Bond ETF.....................       4,999,750      1,122,551,192          --        1,127,550,942
SPDR Barclays Capital High Yield
  Bond ETF..............................      69,794,491      4,152,142,686          --        4,221,937,177




 * Level 3 valuation inputs were used to value certain securities held by the Fund at zero.



                                                           LEVEL 2 --       LEVEL 3 --
                                          LEVEL 1 --   OTHER SIGNIFICANT    SIGNIFICANT
SPDR SERIES TRUST-OTHER                     QUOTED         OBSERVABLE      UNOBSERVABLE
FINANCIAL INSTRUMENTS*                      PRICES           INPUTS           INPUTS       TOTAL
-----------------------                   ----------   -----------------   ------------   -------
SPDR Barclays Capital Short Term
  International Treasury Bond ETF.......      $--           $34,460             $--       $34,460
SPDR Barclays Capital International
  Treasury Bond ETF.....................       --            25,236              --        25,236




 * Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.


The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at March 31, 2010:

                                                                                                           NET CHANGE IN
                                                    REALIZED                                                UNREALIZED
                                                   GAIN (LOSS)                                            (DEPRECIATION)
                                    (AMORTIZED    AND CHANGE IN                                                FROM
                      BALANCES AT    PREMIUMS)     UNREALIZED        NET                       BALANCE      INVESTMENTS
                       BEGINNING     ACCRETED     APPRECIATION    PURCHASES   NET TRANSFERS     AT END     STILL HELD AT
                       OF PERIOD     DISCOUNTS   (DEPRECIATION)     SALES       IN OR OUT     OF PERIOD    END OF PERIOD
                      -----------   ----------   --------------   ---------   -------------   ---------   --------------
SPDR Dow Jones Small
  Cap ETF...........      $ 2           $--           $ (2)          $--           $--           $--            $--
SPDR Dow Jones Small
  Cap Value ETF.....      $23           $--           $(23)          $--           $--           $--            $--

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

The following is a summary of the fair valuations of the Funds' derivative instruments categorized by risk exposure at March 31, 2010:

                                          Interest    Foreign
                                            Rate      Exchange     Credit      Equity    Commodity     Other
                                         Contracts   Contracts   Contracts   Contracts   Contracts   Contracts
                                            Risk        Risk        Risk        Risk        Risk        Risk      Total
                                         ---------   ---------   ---------   ---------   ---------   ---------   -------
SPDR Barclays
  Capital Short Term
  International
  Treasury
  Bond ETF(a).......  Forward Contract      $--       $34,460       $--         $--         $--         $--      $34,460
SPDR Barclays
  Capital
  International
  Treasury
  Bond ETF(a).......  Forward Contract       --        25,236        --          --          --          --       25,236




(a)  Unrealized appreciation (depreciation) on Forward Foreign Currency
     Contracts


TRANSACTIONS WITH AFFILIATES

The Funds listed below have invested in an affiliated company, State Street Corp. Amounts relating to these investments at March 31, 2010 and for the period then ended are:

                        NUMBER OF                         PURCHASED                    SOLD             NUMBER OF
                       SHARES HELD     VALUE AT    -----------------------   -----------------------   SHARES HELD     VALUE AT
                        AT 6/30/09     6/30/09         COST        SHARES      PROCEEDS      SHARES     AT 3/31/10     3/31/10
                       -----------   -----------   -----------   ---------   -----------   ---------   -----------   -----------
SPDR Dow Jones Total
  Market ETF........       7,122     $   336,158   $    31,632         700   $    22,213         458       7,364     $   332,411
SPDR Dow Jones Large
  Cap ETF...........       2,069          97,657         5,438         100         5,595         121       2,048          92,447
SPDR Dow Jones Large
  Cap Growth ETF....          --              --     1,022,288      18,800        63,358       1,430      17,370         784,082
SPDR Dow Jones Large
  Cap Value ETF.....      10,424         492,013            --          --       564,452      10,424          --              --
SPDR KBW Bank ETF...     726,963      34,312,654    72,692,464   1,594,034    79,850,189   1,752,854     568,143      25,645,975
SPDR KBW Capital
  Markets ETF.......     149,545       7,058,524    10,191,635     211,103    10,204,331     219,865     140,783       6,354,945
                       DIVIDEND     REALIZED
                        INCOME    GAIN (LOSS)
                       --------   -----------
SPDR Dow Jones Total
  Market ETF........    $   210   $     7,359
SPDR Dow Jones Large
  Cap ETF...........         64         1,878
SPDR Dow Jones Large
  Cap Growth ETF....        545       (14,401)
SPDR Dow Jones Large
  Cap Value ETF.....         --        23,929
SPDR KBW Bank ETF...     17,342    (2,487,207)
SPDR KBW Capital
  Markets ETF.......      4,341      (345,813)


Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund ("Liquid Reserves Fund") and State Street Institutional Tax Free Money Market Fund ("Tax Free Money Market Fund"), both a series of State Street Institutional Investment Trust. The Liquid Reserves Fund and Tax Free Money Market Fund are both feeder funds in a master/feeder fund structure that invest substantially all of their assets in the State Street Money Market Portfolio and State Street Tax Free Money Market Portfolio, respectively, each a series of State Street Money Market Portfolio ("Master Portfolio"). The Liquid Reserves Fund and Tax Free Money Market Fund do not pay an investment advisory fee to the Adviser, but the respective Master Portfolio in which they invest pays an investment advisory fee to the Adviser. The Liquid Reserves Fund and Tax Free Money Market Fund intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as interest income on securities of affiliated issuers. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio ("Navigator"), for which SSgA FM serves as the investment adviser. Navigator is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act.

Amounts related to investments in Liquid Reserves Fund, Tax Free Money Market Fund and/or Navigator at March 31, 2010 and for the period ended are:

                                              PURCHASED                      SOLD
                         VALUE AT    --------------------------   --------------------------     VALUE AT
LIQUID RESERVES          6/30/09         COST          SHARES       PROCEEDS        SHARES       3/31/10      INCOME
---------------        -----------   ------------   -----------   ------------   -----------   -----------   --------
SPDR Dow Jones Total
  Market ETF........   $        --   $  5,586,117     5,586,117   $  5,497,917     5,497,917   $    88,200   $    660

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                              PURCHASED                      SOLD
                         VALUE AT    --------------------------   --------------------------     VALUE AT
LIQUID RESERVES          6/30/09         COST          SHARES       PROCEEDS        SHARES       3/31/10      INCOME
---------------        -----------   ------------   -----------   ------------   -----------   -----------   --------
SPDR Dow Jones Large
  Cap ETF...........   $        --   $  1,026,029     1,026,029   $    946,612       946,612   $    79,417   $     76
SPDR Dow Jones Large
  Cap Growth ETF....            --      3,311,759     3,311,759      3,105,247     3,105,247       206,512        248
SPDR Dow Jones Large
  Cap Value ETF.....            --      3,815,599     3,815,599      3,694,997     3,694,997       120,602        267
SPDR Dow Jones Mid
  Cap ETF...........            --      1,317,347     1,317,347      1,287,761     1,287,761        29,586         83
SPDR Dow Jones Mid
  Cap Growth ETF....            --      1,904,703     1,904,703      1,806,211     1,806,211        98,491        163
SPDR Dow Jones Mid
  Cap Value ETF.....            --        576,867       576,867        523,960       523,960        52,907         36
SPDR Dow Jones Small
  Cap ETF...........            --        906,947       906,947        870,721       870,721        36,226         50
SPDR Dow Jones Small
  Cap Growth ETF....            --      4,203,813     4,203,813      3,800,572     3,800,572       403,241        326
SPDR Dow Jones Small
  Cap Value ETF.....            --      2,633,476     2,633,476      2,600,963     2,600,963        32,513        124
SPDR DJ Global
  Titans ETF........            --      2,381,266     2,381,266      2,361,762     2,361,762        19,504        120
SPDR Dow Jones
  REIT ETF..........            --     45,333,386    45,333,386     43,709,338    43,709,338     1,624,048      1,158
SPDR KBW Bank ETF...            --      8,317,949     8,317,949      7,880,368     7,880,368       437,581        649
SPDR KBW Capital
  Markets ETF.......            --        978,238       978,238        961,174       961,174        17,064        122
SPDR KBW
  Insurance ETF.....            --      2,764,921     2,764,921      2,723,782     2,723,782        41,139        165
SPDR KBW Mortgage
  Finance ETF.......        31,581        161,036       161,036        180,551       180,551        12,066         13
SPDR KBW Regional
  Banking ETF.......            --     13,608,732    13,608,732     13,608,632    13,608,632           100        536
SPDR Morgan Stanley
  Technology ETF....            --      9,009,570     9,009,570      8,828,451     8,828,451       181,119        260
SPDR S&P
  Dividend ETF......            --     58,901,594    58,901,594     56,611,978    56,611,978     2,289,616      2,441
SPDR S&P
  Biotech ETF.......            --      2,959,578     2,959,578      2,834,282     2,834,282       125,296        112
SPDR S&P
  Homebuilders ETF..            --     11,840,646    11,840,646     10,987,762    10,987,762       852,884        710
SPDR S&P Metals &
  Mining ETF........            --      8,778,390     8,778,390      7,485,245     7,485,245     1,293,145      1,015
SPDR S&P Oil & Gas
  Equipment &
  Services ETF......            --      2,647,074     2,647,074      2,064,270     2,064,270       582,804        324
SPDR S&P Oil & Gas
  Exploration &
  Production ETF....            --      3,547,573     3,547,573      3,053,319     3,053,319       494,254        364
SPDR S&P
  Pharmaceuticals
  ETF...............            --        502,840       502,840        502,740       502,740           100         38
SPDR S&P
  Retail ETF........            --      6,024,590     6,024,590      4,821,783     4,821,783     1,202,807        427
SPDR S&P
  Semiconductor
  ETF...............            --      1,079,985     1,079,985      1,066,617     1,066,617        13,368        149
SPDR Wells Fargo
  Preferred
  Stock ETF.........            --      2,505,757     2,505,757      2,277,941     2,277,941       227,816         88
SPDR Barclays
  Capital 1-3 Month
  T-Bill ETF........       509,341     76,242,577    76,242,577     76,463,959    76,463,959       287,959        488
SPDR Barclays
  Capital TIPS ETF..       266,601     12,923,563    12,923,563     12,999,440    12,999,440       190,724      1,069
SPDR Barclays
  Capital
  Intermediate Term
  Treasury ETF......       162,579     11,942,083    11,942,083     11,698,976    11,698,976       405,686        688
SPDR Barclays
  Capital Long Term
  Treasury ETF......        14,771      1,415,484     1,415,484      1,424,938     1,424,938         5,317         79
SPDR Barclays
  Capital
  Intermediate Term
  Credit Bond ETF...       762,741      9,808,791     9,808,791      9,322,445     9,322,445     1,249,087      1,677
SPDR Barclays
  Capital Long Term
  Credit Bond ETF...        55,527      3,853,490     3,853,490      3,720,882     3,720,882       188,135        242
SPDR Barclays
  Capital Short Term
  Corporate
  Bond ETF..........            --     26,666,143    26,666,143     21,322,309    21,322,309     5,343,834        628
SPDR Barclays
  Capital
  Convertible
  Securities ETF....       727,042     44,138,504    44,138,504     43,374,751    43,374,751     1,490,795      2,480
SPDR Barclays
  Capital Mortgage
  Backed Bond ETF...     5,203,681      9,923,734     9,923,734      4,422,818     4,422,818    10,704,597     13,210
SPDR Barclays
  Capital Aggregate
  Bond ETF..........    69,853,146     93,138,181    93,138,181     90,047,655    90,047,655    72,943,672    114,747
SPDR DB
  International
  Government
  Inflation-
  Protected
  Bond ETF..........        23,869    151,696,042   151,969,042    151,839,174   151,839,174       153,737      1,817
SPDR Barclays
  Capital Short Term
  International
  Treasury
  Bond ETF..........       923,049     22,597,176    22,597,176     19,936,221    19,936,221     3,584,004      3,898
SPDR Barclays
  Capital
  International
  Treasury
  Bond ETF..........    29,529,317    104,379,412   104,379,412    131,872,926   131,872,926     2,035,803     45,039
SPDR Barclays
  Capital High Yield
  Bond ETF..........    17,410,929    807,671,508   807,671,508    755,287,946   755,287,946    69,794,491     59,783



                                             PURCHASED                      SOLD
TAX FREE MONEY          VALUE AT    --------------------------   --------------------------    VALUE AT
MARKET FUND              6/30/09        COST          SHARES       PROCEEDS        SHARES       3/31/10    INCOME
--------------         ----------   ------------   -----------   ------------   -----------   ----------   ------
SPDR Nuveen Barclays
  Capital Municipal
  Bond ETF..........   $5,708,553   $239,982,067   239,982,067   $244,357,896   244,357,896   $1,332,724   $3,561
SPDR Nuveen Barclays
  Capital California
  Municipal
  Bond ETF..........      216,644     17,376,754    17,376,754     17,365,112    17,365,112      228,286      290
SPDR Nuveen Barclays
  Capital New York
  Municipal
  Bond ETF..........      728,368      5,192,722     5,192,722      5,859,892     5,859,892       61,198      167
SPDR Nuveen Barclays
  Capital Short Term
  Municipal
  Bond ETF..........    6,006,808    399,279,440   399,279,440    397,917,096   397,917,096    7,369,152    5,955
SPDR Nuveen S&P VRDO
  Municipal
  Bond ETF..........           --      4,305,513     4,305,513      4,300,432     4,300,432        5,081       54

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                 PURCHASED                          SOLD
                         VALUE AT     ------------------------------   ------------------------------     VALUE AT
NAVIGATOR                 6/30/09          COST            SHARES         PROCEEDS          SHARES         3/31/10       INCOME
---------              ------------   --------------   -------------   --------------   -------------   ------------   ----------
SPDR Dow Jones Total
  Market ETF........   $  7,113,997   $   64,458,036      64,458,036   $   51,719,935      51,719,935   $ 19,852,098   $   47,985
SPDR Dow Jones Large
  Cap ETF...........     10,783,247       87,006,894      87,006,894       89,556,886      89,556,886      8,233,255       23,353
SPDR Dow Jones Large
  Cap Growth ETF....      8,792,553       26,181,409      26,181,409       21,748,140      21,748,140     13,225,822       22,622
SPDR Dow Jones Large
  Cap Value ETF.....      3,567,500       15,975,692      15,975,692       13,832,152      13,832,152      5,711,040       20,834
SPDR Dow Jones Mid
  Cap ETF...........      9,024,333       20,435,821      20,435,821       14,653,196      14,653,196     14,716,958       31,145
SPDR Dow Jones Mid
  Cap Growth ETF....     12,397,043       38,121,723      38,121,723       25,013,035      25,013,035     25,505,731       38,210
SPDR Dow Jones Mid
  Cap Value ETF.....      2,551,586       10,497,233      10,497,233        6,670,710       6,670,710      6,378,108       14,321
SPDR Dow Jones Small
  Cap ETF...........      6,570,359       19,569,148      19,569,148       12,955,171      12,955,171     13,184,336       36,771
SPDR Dow Jones Small
  Cap Growth ETF....     27,383,717       68,983,719      68,983,719       53,095,095      53,095,095     43,272,341      144,335
SPDR Dow Jones Small
  Cap Value ETF.....     18,673,686       62,968,281      62,968,281       51,054,632      51,054,632     30,587,335       88,873
SPDR DJ Global
  Titans ETF........      5,673,841       45,996,587      45,996,587       43,529,021      43,529,021      1,001,356       14,091
SPDR Dow Jones
  REIT ETF..........    195,862,882      860,021,803     860,201,803      833,033,513     833,033,513    222,851,172      451,681
SPDR KBW Bank ETF...    207,065,428      903,588,528     903,588,528      982,548,876     982,548,876    128,105,080    1,594,964
SPDR KBW Capital
  Markets ETF.......      9,170,277       70,450,739      70,450,739       67,583,287      67,583,287     12,037,729       14,120
SPDR KBW
  Insurance ETF.....      5,982,505       70,808,214      70,808,214       68,108,810      68,108,810      8,681,909       21,159
SPDR KBW Mortgage
  Finance ETF.......             --        3,294,078       3,294,078        1,931,700       1,931,700      1,362,378          135
SPDR KBW Regional
  Banking ETF.......    133,202,649      511,663,098     511,663,098      440,252,773     440,252,773    204,612,974      655,936
SPDR Morgan Stanley
  Technology ETF....     13,653,424       57,842,524      57,842,524       61,541,956      61,541,956      9,953,992       21,719
SPDR S&P
  Dividend ETF......    157,934,201      825,450,373     825,450,373      681,037,843     681,037,843    302,346,731      627,804
SPDR S&P
  Biotech ETF.......    109,293,810      473,329,129     473,329,129      460,363,040     460,363,040    122,259,899      551,230
SPDR S&P
  Homebuilders ETF..    125,762,270      734,215,614     734,215,614      678,727,532     678,727,532    181,250,352      328,161
SPDR S&P Metals &
  Mining ETF........    146,985,910      564,716,508     564,716,508      610,644,106     610,644,106    101,058,312      235,136
SPDR S&P Oil & Gas
  Equipment &
  Services ETF......     40,191,165      275,124,498     275,124,498      261,161,042     261,161,042     54,154,621       81,132
SPDR S&P Oil & Gas
  Exploration &
  Production ETF....     56,506,368      354,685,553     354,685,553      353,425,388     353,425,388     57,766,533       73,311
SPDR S&P
  Pharmaceuticals
  ETF...............     11,638,204       92,054,440      92,054,440       80,602,698      80,602,698     23,089,946       28,086
SPDR S&P
  Retail ETF........     65,789,143      818,541,610     818,541,610      752,688,423     752,688,423    131,642,330      734,278
SPDR S&P
  Semiconductor
  ETF...............     25,378,726      158,071,882     158,071,882      148,324,464     148,324,464     35,126,144       51,605
SPDR Wells Fargo
  Preferred
  Stock ETF.........             --       11,205,675      11,205,675        4,333,960       4,333,960      6,871,715          905
SPDR Barclays
  Capital 1-3 Month
  T-Bill ETF........             --    1,815,680,560   1,815,680,560    1,815,680,560   1,815,680,560             --      197,134
SPDR Barclays
  Capital TIPS ETF..     58,425,040      118,785,238     118,785,238      110,297,786     110,297,786     66,912,492       75,910
SPDR Barclays
  Capital
  Intermediate Term
  Treasury ETF......     29,226,029       57,450,407      57,450,407       41,230,805      41,230,805     45,445,631       53,017
SPDR Barclays
  Capital Long Term
  Treasury ETF......      3,366,905       11,296,965      11,296,965       12,496,530      12,496,530      2,167,340        3,940
SPDR Barclays
  Capital
  Intermediate Term
  Credit Bond ETF...             --       17,528,632      17,528,632        8,047,945       8,047,945      9,480,687          751
SPDR Barclays
  Capital Long Term
  Credit Bond ETF...             --        2,797,581       2,797,581        1,427,629       1,427,629      1,369,952          124
SPDR Barclays
  Capital
  Convertible
  Securities ETF....             --       61,782,471      61,782,471       26,522,728      26,522,728     35,259,743        3,883
SPDR Barclays
  Capital Aggregate
  Bond ETF..........     29,519,870       91,621,421      91,621,421       96,373,262      96,373,262     24,768,029       43,159
SPDR DB
  International
  Government
  Inflation-
  Protected
  Bond ETF..........        563,360               --              --          563,360         563,360             --           65
SPDR Barclays
  Capital
  International
  Treasury
  Bond ETF..........     13,535,645          907,859         907,859       11,479,557      11,479,557      2,963,947        5,602

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at March 31, 2010 were as follows:

                                                               GROSS          GROSS      NET UNREALIZED
                                            IDENTIFIED      UNREALIZED     UNREALIZED     APPRECIATION
                                               COST        APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                          --------------   ------------   ------------   --------------
SPDR Dow Jones Total Market ETF.........  $  197,838,221   $ 31,885,718   $ 18,924,266    $  12,961,452
SPDR Dow Jones Large Cap ETF............      45,533,181      9,658,535        636,368        9,022,167
SPDR Dow Jones Large Cap Growth ETF.....     202,169,903     19,550,638     19,910,394         (359,756)
SPDR Dow Jones Large Cap Value ETF......     120,027,615     10,480,795     15,723,622       (5,242,827)
SPDR Dow Jones Mid Cap ETF..............      61,338,085      6,405,934      1,271,287        5,134,647
SPDR Dow Jones Mid Cap Growth ETF.......     101,181,502     14,821,110      1,416,180       13,404,930
SPDR Dow Jones Mid Cap Value ETF........      27,786,820      1,477,097        611,800          865,297
SPDR Dow Jones Small Cap ETF............      55,126,034      6,396,518      2,498,802        3,897,716
SPDR Dow Jones Small Cap Growth ETF.....     192,465,926     17,990,090     16,240,180        1,749,910
SPDR Dow Jones Small Cap Value ETF......     150,291,415     11,465,648     12,694,667       (1,229,019)
SPDR DJ Global Titans ETF...............     107,562,918      4,810,923     17,666,826      (12,855,903)
SPDR Dow Jones REIT ETF.................   1,629,293,276     26,195,958    221,452,469     (195,256,511)
SPDR KBW Bank ETF.......................   1,234,721,332      5,627,278     90,008,720      (84,381,442)
SPDR KBW Capital Markets ETF............     118,668,193            726     23,000,248      (22,999,522)
SPDR KBW Insurance ETF..................     228,173,784      9,045,593      1,770,556        7,275,037
SPDR KBW Mortgage Finance ETF...........       5,565,069        599,530         96,178          503,352
SPDR KBW Regional Banking ETF...........   1,128,018,154     18,261,035     86,492,200      (68,231,165)
SPDR Morgan Stanley Technology ETF......     232,840,780     32,256,856     19,103,055       13,153,801
SPDR S&P Dividend ETF...................   1,841,449,931    225,529,254      1,241,625      224,287,629
SPDR S&P Biotech ETF....................     681,687,300     58,714,166     39,415,033       19,299,133
SPDR S&P Homebuilders ETF...............     971,392,656     67,533,136      2,169,852       65,363,284
SPDR S&P Metals & Mining ETF............     973,859,721     67,800,598     36,097,979       31,702,619
SPDR S&P Oil & Gas Equipment & Services
  ETF...................................     379,444,357     36,212,113     15,671,924       20,540,189
SPDR S&P Oil & Gas Exploration &
  Production ETF........................     732,186,210      4,125,775     42,543,912      (38,418,137)
SPDR S&P Pharmaceuticals ETF............     102,101,469     18,253,305        231,668       18,021,637
SPDR S&P Retail ETF.....................   1,165,710,225     15,169,603      7,376,743        7,792,860
SPDR S&P Semiconductor ETF..............     220,465,615     14,965,401      1,286,476       13,678,925
SPDR Wells Fargo Preferred Stock ETF....      80,810,930      2,290,920         41,474        2,249,446
SPDR Barclays Capital 1-3 Month T-Bill
  ETF...................................     956,483,710             --         23,744          (23,744)
SPDR Barclays Capital TIPS ETF..........     429,622,287     10,001,541        215,289        9,786,252
SPDR Barclays Capital Intermediate Term
  Treasury ETF..........................     267,851,806      1,446,504        911,028          535,476
SPDR Barclays Capital Long Term Treasury
  ETF...................................      24,052,524             --        809,194         (809,194)
SPDR Barclays Capital Intermediate Term
  Credit Bond ETF.......................      89,420,062      2,212,613        134,766        2,077,847
SPDR Barclays Capital Long Term Credit
  Bond ETF..............................      24,864,887        941,728        247,106          694,622
SPDR Barclays Capital Short Term
  Corporate Bond ETF....................      98,039,741        142,472        217,586          (75,114)
SPDR Barclays Capital Convertible
  Securities ETF........................     294,494,219     28,217,023        566,762       27,650,261
SPDR Barclays Capital Mortgage Backed
  Bond ETF..............................      24,035,937          9,168         38,168          (29,000)
SPDR Barclays Capital Aggregate Bond
  ETF...................................     313,216,327      4,348,765        928,144        3,420,621

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               GROSS          GROSS      NET UNREALIZED
                                            IDENTIFIED      UNREALIZED     UNREALIZED     APPRECIATION
                                               COST        APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                          --------------   ------------   ------------   --------------
SPDR Nuveen Barclays Capital Municipal
  Bond ETF..............................  $  831,901,443   $ 27,192,688   $  1,535,694    $  25,656,994
SPDR Nuveen Barclays Capital California
  Municipal Bond ETF....................      60,408,505      1,756,033        462,226        1,293,807
SPDR Nuveen Barclays Capital New York
  Municipal Bond ETF....................      19,291,895        608,912         20,382          588,530
SPDR Nuveen Barclays Capital Short Term
  Municipal Bond ETF....................   1,063,641,132     13,767,822      2,517,192       11,250,630
SPDR Nuveen S&P VRDO Municipal Bond
  ETF...................................      15,003,081             --             --               --
SPDR DB International Government
  Inflation-Protected Bond ETF..........     981,073,958     37,612,141     24,316,405       13,295,736
SPDR Barclays Capital Short Term
  International Treasury Bond ETF.......     133,739,139        983,333      5,733,174       (4,749,841)
SPDR Barclays Capital International
  Treasury Bond ETF.....................   1,098,703,529     47,259,680     18,412,267       28,847,413
SPDR Barclays Capital High Yield Bond
  ETF...................................   3,914,811,134    333,194,881     26,068,838      307,126,043



Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the Funds' website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR Series Trust

By:  /s/ James E. Ross
     --------------------
     James E. Ross
     President

By:  /s/ Gary L. French
     -------------------
     Gary L. French
     Treasurer


Date: May 20, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ James E. Ross
     --------------------
     James E. Ross
     President

By:  /s/ Gary L. French
     -------------------
     Gary L. French
     Treasurer


Date: May 20, 2010